UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                              811-09903

BNY Mellon Funds Trust (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	8/31
Date of reporting period:	8/31/2009

FORM N-CSR

Item 1. Reports to Stockholders.

The BNY Mellon Funds

BNY Mellon Large Cap Stock Fund BNY Mellon Income Stock Fund BNY Mellon Mid Cap Stock Fund BNY Mellon Small Cap Stock Fund BNY Mellon U.S. Core Equity 130/30 Fund BNY Mellon International Fund BNY Mellon Emerging Markets Fund BNY Mellon International Appreciation Fund BNY Mellon Balanced Fund

ANNUAL REPORT

August 31, 2009

Contents		The Funds

The Funds
		LETTER FROM

Letter from the President	2	THE PRESIDENT

Discussion of Funds’ Performance
		Dear Shareholder:
BNY Mellon Large Cap Stock Fund	3
BNY Mellon Income Stock Fund	6	We present to you this annual report for the BNY
BNY Mellon Mid Cap Stock Fund	9	Mellon Funds Trust, covering the reporting period ended
BNY Mellon Small Cap Stock Fund	12	August 31, 2009.
BNY Mellon U.S. Core
		At long last, the current recession cycle appears to be
Equity 130/30 Fund	15
BNY Mellon International Fund	18	winding down. After generally slumping since December
BNY Mellon Emerging Markets Fund	21	2007, we expect U.S. economic growth to pick up during
BNY Mellon International		the third quarter of 2009. Highly stimulative monetary
Appreciation Fund	24	and fiscal policies have so far been effective in the devel-
BNY Mellon Balanced Fund	27	oped markets, while the low cost of debt and equity cap-
Understanding Your Fund’s Expenses	30	ital relative to historical norms have continued to support
Comparing Your Fund’s Expenses		many “emerging market” Asian economies. However, we
With Those of Other Funds	31	continue to anticipate a slower-than-average recovery,
Statements of Investments	32	with the unemployment rate likely to remain elevated
		over the next several quarters.
Statement of Securities Sold Short	45
Statements of Assets and Liabilities	69	The U.S. stock market anticipated the economic upturn
Statements of Operations	72	with a sustained market rally that began in early March
Statement of Cash Flows	75	2009. Although the rebound initially was concentrated
		primarily among lower-quality stocks that had been
Statements of Changes in Net Assets	76
		severely punished in the downturn, it later broadened to
Financial Highlights	82
		include virtually all economic sectors and capitalization
Notes to Financial Statements	101
		ranges. While we are encouraged by the market’s recent
Report of Independent Registered		strength, we remain concerned that improving investor
Public Accounting Firm	118
		sentiment may have exceeded the revival of business fun-
Important Tax Information	119	damentals.Accordingly, we continue to believe that careful
Information About the Review		selectivity and risk management will be keys to success
and Approval of Each Fund’s
		in the financial markets over the foreseeable future. As
Investment Advisory Agreement	122
		always, we urge you to speak with your portfolio man-
Board Members Information	129
		ager about the potential opportunities and obstacles in
Officers of the Trust	131	today’s investment environment.

For More Information		For information about how the funds performed during the

		reporting period, as well as market perspectives, we have
Back cover
		provided a Discussion of Fund Performance for each fund.

The views expressed herein are current to the date of		Thank you for your continued confidence and support.
this report. These views and the composition of the		Sincerely,
funds’ portfolios are subject to change at any time
based on market and other conditions.

• Not FDIC-Insured		Christopher E. Sheldon
• Not Bank-Guaranteed
• May Lose Value		President
		BNY Mellon Funds Trust
		September 15, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2008, through August 31, 2009, as provided by Sean P. Fitzgibbon, Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended August 31, 2009, BNY Mellon Large Cap Stock Fund’s Class M shares produced a total return of –20.39%, and Investor shares returned –20.56%.1 In comparison, the total return of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), the fund’s benchmark, was –18.25%.2

Despite a severe recession and banking crisis over much of the reporting period, large-cap stocks rallied over the spring and summer of 2009, offsetting a significant portion of earlier losses.The fund produced lower returns than its benchmark, primarily due to relatively weak stock selection early in the reporting period when investors responded more to deleveraging pressures than underlying fundamentals.

The Fund’s Investment Approach

The fund seeks capital appreciation. To pursue its goal, the fund normally invests at least 80% of its assets in stocks of large-cap companies. We choose stocks through a disciplined investment process that uses computer modeling techniques to identify and rank companies based on value, growth and other financial characteristics. Also, we use fundamental analysis to select the most attractive of the higher ranked securities, drawing on a variety of internal and Wall Street research sources.We also attempt to manage risks by diversifying the fund’s investments across companies and industries, maintaining weightings and risk characteristics that generally are similar to those of the S&P 500 Index.

Equity Markets Plunged, Then Rebounded Sharply

The U.S. stock market endured a year of extreme volatility. Just weeks after the start of the reporting period, the failure of several major financial institutions nearly led to the collapse of the worldwide banking system. Meanwhile, rising unemployment, plunging housing prices and depressed consumer confidence exacerbated the longest and most severe economic downturn since the 1930s. These influences fueled a bear market that drove stock market averages to multi-year lows.The decline was broad-based, affecting industry groups and individual stocks seemingly regardless of their underlying business fundamentals.

However, market sentiment suddenly began to improve in early March, as aggressive measures adopted by government and monetary authorities appeared to have averted a collapse of the banking system. Evidence of economic stabilization later appeared, supporting a market rally that lasted through the reporting period’s end.

Stock Selection Strategy Produced Mixed Results

Although the fund focused on traditionally defensive companies over the fall of 2008, deleveraging pressures forced institutional investors to sell fundamentally sound stocks along with more speculative ones. Consequently, our stock selection strategy proved relatively ineffective at the time. Our process worked better during the 2009 rally, but it was not enough to fully offset the fund’s earlier weakness.

The fund’s results were particularly disappointing in the information technology sector, where the fund maintained an underweighted position in International

The Funds

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DISCUSSION OF FUND PERFORMANCE (continued)

Business Machines (IBM).Although we regarded IBM as richly valued and vulnerable to reduced corporate spending, investors flocked to the traditionally defensive stock. Declining business spending also prompted us to sell the fund’s holdings of smartphone maker Research In Motion, but this move proved ill-timed when the stock subsequently gained value. Conversely, the fund held wireless handset maker Nokia, which was hurt by lower spending on communications equipment. More recently, Nokia announced a change in strategy that negated our investment thesis, and we sold the stock.

Although we continue to view the prospects of Bank of America favorably, the stock’s performance was hurt by the financial crisis and issues related to its acquisition of Merrill Lynch.We held the stock during the downturn, but near-term concerns caught us underexposed during its initial turnaround. The fund’s performance also suffered from its position in Wachovia, which was acquired under distress by Wells Fargo. We purchased regional bank Fifth Third at a substantial discount to book value, but the stock was hurt in the financial crisis, prompting us to sell the fund’s holdings.

Of course, the fund also held its share of stronger performers during the turbulent reporting period. In the consumer discretionary sector, we emphasized companies that we believed would benefit from greater cost-consciousness among consumers.This strategy led us to discount retailers such as Ross Stores and Family Dollar Stores as well as budget dining chains McDonald’s and Darden Restaurants. Media conglomerateTimeWarner, appliances maker Whirlpool and electronics retailer Best Buy also fared relatively well during the reporting period.

In the consumer staples sector, bottler Coca-Cola Enterprises benefited from a favorable renegotiation of its contract with The Coca-Cola Company. Longstanding holding CVS Caremark announced better-than-expected financial results, as did battery maker Energizer. In other sectors, banking giant JPMorgan Chase proved relatively well positioned for the financial crisis, and pharmaceutical developer Shering-Plough gained value after receiving an acquisition offer from Merck & Co.

Positioned for an Improved Environment

As of the reporting period’s end, the U.S. economy appears to be gaining strength, and investors have been refocusing on fundamentals. In our judgment, these developments could lead to an investment environment that is particularly well suited to our investment process. Indeed, we have continued to find what we believe are attractive opportunities in companies that weathered the downturn and appear poised to prosper during an economic rebound.

September 15, 2009

[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

[2]	SOURCE: LIPPER INC. — Reflects the monthly reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Index return does not reflect fees and expenses associated with operating a mutual fund.

4

FUND PERFORMANCE

Years Ended 8/31

Comparison of change in value of $10,000 investment in BNY Mellon Large Cap Stock Fund Class M shares and the Standard & Poor’s 500 Composite Stock Price Index

Average Annual Total Returns as of 8/31/09
	Inception				From
	Date	1 Year	5 Years	10 Years	Inception

Class M shares	1/1/85	–20.39%	–0.04%	–1.91%	—
Investor shares	7/11/01	–20.56%	–0.31%	—	–1.42%

† Source: Lipper Inc.

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The above graph compares a $10,000 investment made in Class M shares of BNY Mellon Large Cap Stock Fund on 8/31/99 to a $10,000 investment made in the Standard & Poor’s 500 Composite Stock Price Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.

Before the fund commenced operations, substantially all of the assets of a predecessor common trust fund (CTF) that, in all material respects, had the same investment objective, policies, guidelines and restrictions as the fund (and those of another CTF) were transferred to the fund. Please note that the performance of the fund’s Class M shares represents the performance of the predecessor CTF through October 1, 2000, adjusted to reflect the fund’s fees and expenses, by subtracting from the actual performance of the CTF the expenses of the fund’s Class M shares as they were estimated prior to the conversion of the CTF into the fund, and the performance of the fund’s Class M shares thereafter.The predecessor CTF was not registered under the Investment Company Act of 1940, as amended, and therefore was not subject to certain investment restrictions that might have adversely affected performance. In addition, the expenses of the fund’s Class M shares may be higher than those estimated prior to the conversion of the CTF into the fund, which would lower the performance shown in the above line graph.

Effective July 11, 2001, existing fund shares were designated as Class M shares and the fund began offering a second class of shares designated as Investor shares, which are subject to a Shareholder Services Plan. Performance for Investor shares will vary from the performance of Class M shares shown above because of the differences in charges and expenses.

The fund’s performance shown in the line graph takes into account all applicable fees and expenses for Class M shares only.The Index is a widely accepted, unmanaged index of U.S. stock market performance. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The Funds

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DISCUSSION OF FUND PERFORMANCE (continued)

DISCUSSION OF FUND PERFORMANCE

For the reporting period of September 1, 2008, through August 31, 2009, as provided by Brian Ferguson, Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended August 31, 2009, BNY Mellon Income Stock Fund’s Class M shares produced a total return of –15.73%, and its Investor shares produced a total return of –15.84%.1 In comparison, the fund’s benchmark, the Russell 1000 Value Index, produced a total return of –20.27% for the same period.2

Despite a bear market stemming from a severe recession and banking crisis during the first half of the reporting period, stocks rallied over the spring and summer of 2009, offsetting a substantial portion of earlier losses.The fund fared relatively well in this turbulent environment, as our security selection strategy produced particularly strong results in the energy, financials and industrials sectors.

The Fund’s Investment Approach

The fund seeks total return consisting of capital appreciation and income.To pursue its goal, the fund normally invests at least 80% of its assets in stocks.The fund seeks to focus on dividend-paying stocks and other investment techniques that produce income. We choose stocks through a disciplined investment process that combines quantitative modeling techniques, fundamental analysis and risk management.While we attempt to manage risks by diversifying broadly across companies and industries, the fund may at times overweight certain sectors in an attempt to earn higher yields. The fund may also use derivatives as a substitute for taking a position in an underlying asset, to increase returns or income, or as part of a hedging strategy.

Equity Markets Plunged, Then Rebounded Sharply

The U.S. stock market endured a year of extreme volatility. Just weeks after the start of the reporting period, the failure of several major financial institutions nearly led to the collapse of the worldwide banking system. Meanwhile, rising unemployment, plunging housing prices and depressed consumer confidence exacerbated the longest and most severe economic downturn since the 1930s. These influences fueled a bear market that drove stock market averages to multi-year lows. The decline was broad-based, affecting industry groups and individual stocks seemingly regardless of their underlying business fundamentals.

However, market sentiment suddenly began to improve in early March, as aggressive measures adopted by government and monetary authorities appeared to have averted a collapse of the banking system.Additional evidence of economic stabilization later appeared, sparking a sustained market rally that lasted through the reporting period’s end.

Stock Selection Strategy Drove Fund Performance

Although investor behavior during the downturn was in large part motivated more by fear of losses than the strengths and weaknesses of individual companies, our value- and dividend-oriented stock selection strategy proved relatively effective, helping the fund cushion market declines to a degree. Our process continued to work well during the rally over the spring and summer of 2009, when investors’ appetite for risk returned.The fund’s relative performance was especially robust in the energy, financials and industrials sectors.

In the energy sector, the traditionally defensive stock of ExxonMobil supported relative performance during the downturn, as did positions in other large, integrated energy producers, such as Occidental Petroleum and Chevron. In the battered financial services sector, we successfully avoided most of the credit crisis’s more severely damaged financial institutions in favor of healthier companies, such as Wells Fargo and JPMorgan Chase & Co.These stocks also participated in a rebound after it was reported in the spring that major U.S. banks had passed government-ordered stress tests.

6

In the economically sensitive industrials sector, an underweighted position in General Electric helped the fund avoid relative weakness in a major component of the benchmark. We had an underweight in General Electric due to credit-related concerns affecting its financial unit and recession-related concerns in its industrial divisions, which historically have tended to do better later in the economic cycle.

Disappointments during the reporting period included the technology sector, where Nokia suffered from the decline in the handset industry. In the telecommunications services sector, an underweighted position in the traditionally defensive stock of industry giant Verizon Communications weighed on the fund’s relative performance during the downturn.

Positioned for an Economic Recovery

Despite the sustained market rally,we have continued to find what we believe are attractively valued opportunities in companies that appear poised to prosper during an economic rebound.We have found a number of new opportunities meeting our value-oriented investment criteria in the health care and consumer discretionary sectors. In the latter area, a number of media compa-

nies appear poised to benefit from greater advertising spending in an economic recovery. Conversely, we have identified relatively few opportunities in the telecommunications sector as investors shift away from their previously defensive postures.

Indeed, as of the reporting period’s end, the U.S. economy appears to be gradually gaining strength, and investors have been refocusing on fundamentals. In our judgment, these developments could lead to an investment environment that is especially well suited to our stock selection process.

September 15, 2009

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.

[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

[2]	SOURCE: LIPPER INC. — Reflects the reinvestment of net dividends and, where applicable, capital gain distributions.The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Index return does not reflect fees and expenses associated with operating a mutual fund.

The Funds

7

FUND PERFORMANCE

Average Annual Total Returns as of 8/31/09
	Inception				From
	Date	1 Year	5 Years	10 Years	Inception

Class M shares	1/1/85	–15.73%	0.81%	–0.59%	—
Investor shares	7/11/01	–15.84%	0.57%	—	0.40%

† Source: Lipper Inc.

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The above graph compares a $10,000 investment made in Class M shares of BNY Mellon Income Stock Fund on 8/31/99 to a $10,000 investment made in the Russell 1000 Value Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.

Before the fund commenced operations, substantially all of the assets of a predecessor common trust fund (CTF) that, in all material respects, had the same investment objective, policies, guidelines and restrictions as the fund (and those of another CTF) were transferred to the fund. Please note that the performance of the fund’s Class M shares represents the performance of the predecessor CTF through October 1, 2000, adjusted to reflect the fund’s fees and expenses, by subtracting from the actual performance of the CTF the expenses of the fund’s Class M shares as they were estimated prior to the conversion of the CTF into the fund, and the performance of the fund’s Class M shares thereafter.The predecessor CTF was not registered under the Investment Company Act of 1940, as amended, and therefore was not subject to certain investment restrictions that might have adversely affected performance. In addition, the expenses of the fund’s Class M shares may be higher than those estimated prior to the conversion of the CTF into the fund, which would lower the performance shown in the above line graph.

Effective July 11, 2001, existing fund shares were designated as Class M shares and the fund began offering a second class of shares designated as Investor shares, which are subject to a Shareholder Services Plan. Performance for Investor shares will vary from the performance of Class M shares shown above because of the differences in charges and expenses.

The fund’s performance shown in the line graph takes into account all applicable fees and expenses for Class M shares only.The Index uses company price-to-book ratios and long-term growth rates to calculate a composite ranking, which is used to determine if a stock is “growth” or “value.” Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

8

DISCUSSION OF FUND PERFORMANCE

For the reporting period of September 1, 2008, through August 31, 2009, as provided by Stephen Mozur, Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended August 31, 2009, BNY Mellon Mid Cap Stock Fund’s Class M shares produced a total return of –21.33%, Investor shares returned –21.51% and Dreyfus Premier shares returned –22.09%.1 In comparison, the Standard & Poor’s MidCap 400 Index (“S&P 400 Index”), the fund’s benchmark, produced a total return of –18.17%, and the average return of all funds in the Lipper Mid-Cap Core category was –19.61% for the same period.2

Despite a severe recession and banking crisis over much of the reporting period, stocks rallied in the spring and summer of 2009, offsetting a substantial portion of earlier losses. The fund produced lower returns than its benchmark, as a relatively defensive investment posture prevented it from participating more fully in the more speculative stocks that led the 2009 market rally.

The Fund’s Investment Approach

The fund seeks capital appreciation by normally investing at least 80% of its assets in stocks of domestic companies with market capitalizations generally in the range of companies included in the S&P 400 Index at the time of purchase.The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. Based on fundamental analysis, the investment adviser generally selects the most attractive securities, drawing on a variety of sources, including internal as well as Wall Street research, and company management. Finally, we manage risk by diversifying across companies and industries. Our goal is to keep those risks at levels that are similar to those of the S&P 400 Index.

Equity Markets Plunged, Then Rebounded Sharply

Midcap stocks endured a year of extreme volatility. Just weeks after the start of the reporting period, the failure of several major financial institutions nearly led to the collapse of the worldwide banking system. Meanwhile, rising unemployment, plunging housing prices and depressed consumer confidence exacerbated the longest and most severe economic downturn since the 1930s.These influences fueled a bear market that drove stock market averages to multi-year lows.The decline was broad-based, affecting companies seemingly regardless of their underlying business fundamentals.

However, market sentiment suddenly began to improve in early March, as aggressive measures adopted by government and monetary authorities appeared to gain traction.Additional evidence of economic stabilization later appeared, sparking a market rally through the reporting period’s end.

Defensive Stance Limited Participation in 2009 Rally

In the months prior to the start of the reporting period, we had adopted a relatively defensive posture, as our models assigned higher rankings to companies with relatively little debt and good earnings prospects. This emphasis helped the fund weather the downturn over the reporting period’s first half, but hurt its relative performance over the second half, when the sustained market rebound was led mainly by lower-quality companies that had been severely beaten down during the bear market. As a result, the fund underperformed its benchmark for the reporting period overall.

The fund’s relative performance was particularly weak in the utilities sector, where a modestly underweighted position prevented fuller participation in the sector’s gains during the rally. The fund also was hurt by its

The Funds

9

DISCUSSION OF FUND PERFORMANCE (continued)

stock selections among utilities, including energy producers EQT Corporation, Energen and Questar, where results were dampened by the effects of stubbornly low natural gas prices on their exploration-and-production divisions. In the industrials sector, the fund did not hold some of the better performing stocks, such as heavy equipment maker Oshkosh Corp. and construction materials producer Martin Marietta Materials. Among technology companies, benchmark component CommScope did not meet our investment criteria but was one of the sector’s stronger performers in the rally.

The fund achieved better relative performance in the consumer staples sector, where Pepsi Bottling Group and Dr. Pepper Snapple Group benefited from lower packaging costs, and nutritional supplements seller Herbalife saw earnings rise partly due to favorable changes in currency exchange rates. In the traditionally defensive health care sector, dialysis specialist DaVita and over-the-counter medicine maker Perrigo enjoyed steady customer demand during the recession, and drug developer Endo Pharmaceuticals Holdings gained value after a management change.Among consumer discretionary companies, Darden Restaurants, Dollar Tree and Priceline.com benefited when cash-strapped consumers turned to lower-priced goods and services. In the financials sector, the fund’s insurance holdings fared relatively well, includ-

ing title company Fidelity National Financial, multiline insurer Prudential Financial and financial planning firm Genworth Financial, which sold its Canadian operations to shore up its balance sheet.

Positioned for an Economic Recovery

Although economic weakness has persisted, we believe a recovery appears to be in the making due in part to highly stimulative monetary and fiscal policies.Therefore, we are optimistic regarding the long-term prospects for the U.S. economy, and have shifted to a less defensive investment posture. Moreover, investors appear to be focusing more intently on business fundamentals, creating an investment environment that may be especially well suited to our stock selection process.

September 15, 2009

[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s MidCap 400 Index is a widely accepted, unmanaged total return index measuring the performance of the midsize company segment of the U.S. stock market. Index return does not reflect the fees and expenses associated with operating a mutual fund.

10

FUND PERFORMANCE

Years Ended 8/31

Comparison of change in value of $10,000 investment in BNY Mellon Mid Cap Stock Fund Class M shares and the Standard & Poor’s MidCap 400 Index

Average Annual Total Returns as of 8/31/09
	Inception				From
	Date	1 Year	5 Years	10 Years	Inception

Class M shares	1/1/85	–21.33%	3.96%	4.56%	—
Investor shares	7/11/01	–21.51%	3.70%	—	3.29%
Dreyfus Premier shares
with applicable redemption ††	9/6/02	–25.20%	2.70%	—	5.20%
without redemption	9/6/02	–22.09%	2.93%	—	5.20%

† Source: Lipper Inc.

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The above graph compares a $10,000 investment made in Class M shares of BNY Mellon Mid Cap Stock Fund on 8/31/99 to a $10,000 investment made in the Standard & Poor’s MidCap 400 Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.

Before the fund commenced operations, substantially all of the assets of a predecessor common trust fund (CTF) that, in all material respects, had the same investment objective, policies, guidelines and restrictions as the fund were transferred to the fund. Please note that the performance of the fund’s Class M shares represents the performance of the predecessor CTF through October 1, 2000, adjusted to reflect the fund’s fees and expenses, by subtracting from the actual performance of the CTF the expenses of the fund’s Class M shares as they were estimated prior to the conversion of the CTF into the fund, and the performance of the fund’s Class M shares thereafter.The predecessor CTF was not registered under the Investment Company Act of 1940, as amended, and therefore was not subject to certain investment restrictions that might have adversely affected performance. In addition, the expenses of the fund’s Class M shares may be higher than those estimated prior to the conversion of the CTF into the fund, which would lower the performance shown in the above line graph.

Effective July 11, 2001, existing fund shares were designated as Class M shares and the fund began offering a second class of shares designated as Investor shares, which are subject to a Shareholder Services Plan. Performance for Investor shares will vary from the performance of Class M shares shown above because of the differences in charges and expenses.

The fund’s performance shown in the line graph takes into account all applicable fees and expenses for Class M shares only.The Index is a widely accepted, unmanaged total return index measuring the performance of the midsize company segment of the U.S. stock market. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The maximum contingent deferred sales charge for Dreyfus Premier shares is 4%.After six years Dreyfus Premier shares convert to Investor shares.

The Funds

11

DISCUSSION OF FUND PERFORMANCE (continued)

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2008, through August 31, 2009, as provided by Dwight E. Cowden, Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended August 31, 2009, BNY Mellon Small Cap Stock Fund’s Class M shares produced a total return of –24.11%, and Investor shares returned –23.92%.1 In comparison, the fund’s benchmark, the Standard & Poor’s SmallCap 600 Index (the “Index”), produced a total return of –20.73% for the same period.2

Despite a severe recession and banking crisis over much of the reporting period, small-cap stocks rallied over the spring and summer of 2009, offsetting a significant portion of earlier losses. The fund produced lower returns than its benchmark, as the fund’s relatively defensive investment posture prevented it from participating more fully in the 2009 rally.

The Fund’s Investment Approach

The fund seeks capital appreciation.To pursue its goal, the fund normally invests at least 80% of its assets in stocks of small capitalization companies whose market capitalizations generally are in the range of companies included in the Index at the time of purchase.We choose growth and value stocks using a disciplined process that combines computer modeling, fundamental analysis and risk management. We use a computer model to rank stocks within an industry or sector based on valuation, earnings growth and the company’s financial profile.We examine the fundamentals of the higher-ranked securities, and we select those we believe to be the most attractive.We use portfolio construction techniques to manage sector and industry risks, and we attempt to keep those risks at levels that are similar to those of the Index.

Equity Markets Plunged, Then Rebounded Sharply

Small-cap stocks endured a year of extreme volatility due to a severe financial crisis and recession, which fueled a bear market that drove stock prices to multi-year lows through early March. The decline was broad-based, affecting industry groups and individual stocks regardless of their underlying business fundamentals.

Market sentiment suddenly began to improve in early March, as aggressive remedial measures adopted by government and monetary authorities seemed to gain traction. Evidence of economic stabilization appeared, supporting a market rally through the reporting period’s end. However, the rally generally favored lower-quality companies that had been severely punished during the downturn.

Stock Selection Strategy Produced Mixed Results

Although the fund’s relatively defensive investment posture sheltered it from the brunt of market declines in late 2008, it prevented fuller participation in the 2009 rally. In the industrials sector, relatively light exposure to some of the more economically sensitive stocks hurt the fund’s relative performance. In addition, despite declining fuel costs and reduced industry capacity, United Airlines dropped sharply due to concerns regarding credit levels and customer demand. II-VI Inc., a manufacturer of lasers and equipment, reported disappointing sales and earnings. Corrections Corp. slid due to concerns over future contract pricing and contract delays from fiscally challenged state governments.

The fund’s results in the technology sector were dampened by not owning enough lower-quality stocks during the market rebound. Moreover, video game software

12

developer THQ declined after reducing sales guidance due to weak consumer spending and few new releases. Information storage provider 3 Par dropped following a weak earnings preannouncement. Automated utility meters maker Itron suffered from weaker demand in the struggling economy. The consumer discretionary sector was one of the stronger areas of the benchmark during the rebound, but the fund held relatively few of the lower-quality stocks that led the rally. Disappointments included furniture rental company Aaron Rents, which fared relatively well in the downturn but lagged in the rally. Toy maker Jakks Pacific reported weak results due to economic conditions.

The financials sector proved to be the fund’s best relative performer due to strong stock selections and an overweighted position in the capital markets industry, where the fund received strong contributions from asset managers Janus Capital andWaddell & Reed and investment bank Greenhill. Signature Bank benefited from its higher-quality private client business while other banks suffered during the credit crisis. Investment trust KKR Financial benefited from improved credit market conditions and a revived market for initial public offerings. The telecommunications services sector fared relatively poorly overall, but the fund avoided the weakest stocks in the group. The consumer staples sector contained several of the fund’s better performers. Stocks benefitting from consumers’ renewed preference for lower priced goods included packaged foods producer

Ralcorp Holdings, private label food company TreeHouse Foods and beverages maker Cott Corp.

Positioned for an Improved Environment

Although the economy has shown signs of improvement, market volatility has remained high, and we have continued to favor companies that we regard as financially and fundamentally sound. Still, we have become somewhat less defensive in portfolio construction, reducing the total number of holdings and focusing more on companies that historically have done well early in the economic cycle. As of the reporting period’s end, the fund held overweighted positions in the financials, energy and industrials sectors. Conversely, we have found fewer opportunities in the traditionally defensive utilities and consumer staples sectors.

September 15, 2009

[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through September 30, 2010, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

[2]	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s SmallCap 600 Index is a broad-based index and a widely accepted, unmanaged index of overall small-cap stock market performance.The index does not take into account fees and expenses to which the fund is subject.

The Funds

13

FUND PERFORMANCE

Years Ended 8/31

Comparison of change in value of $10,000 investment in BNY Mellon Small Cap Stock Fund Class M shares and the Standard & Poor’s SmallCap 600 Index

Average Annual Total Returns as of 8/31/09
	Inception				From
	Date	1 Year	5 Years	10 Years	Inception

Class M shares	1/1/98	–24.11%	–0.79%	3.60%	—
Investor shares	7/11/01	–23.92%	–0.94%	—	2.05%

† Source: Lipper Inc.

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The above graph compares a $10,000 investment made in Class M shares of BNY Mellon Small Cap Stock Fund on 8/31/99 to a $10,000 investment made in the Standard & Poor’s SmallCap 600 Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.

Before the fund commenced operations, substantially all of the assets of a predecessor common trust fund (CTF) that, in all material respects, had the same investment objective, policies, guidelines and restrictions as the fund were transferred to the fund. Please note that the performance of the fund’s Class M shares represents the performance of the predecessor CTF through October 1, 2000, adjusted to reflect the fund’s fees and expenses, by subtracting from the actual performance of the CTF the expenses of the fund’s Class M shares as they were estimated prior to the conversion of the CTF into the fund, and the performance of the fund’s Class M shares thereafter.The predecessor CTF was not registered under the Investment Company Act of 1940, as amended, and therefore was not subject to certain investment restrictions that might have adversely affected performance. In addition, the expenses of the fund’s Class M shares may be higher than those estimated prior to the conversion of the CTF into the fund, which would lower the performance shown in the above line graph.

Effective July 11, 2001, existing fund shares were designated as Class M shares and the fund began offering a second class of shares designated as Investor shares, which are subject to a Shareholder Services Plan. Performance for Investor shares will vary from the performance of Class M shares shown above because of the differences in charges and expenses.

The fund’s performance shown in the line graph takes into account all applicable fees and expenses for Class M shares only.The Index is a widely accepted, unmanaged index of overall small-cap stock market performance. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

14

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2008, through August 31, 2009, as provided by Sean P. Fitzgibbon and Jeffrey D. McGrew, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended August 31, 2009, BNY Mellon U.S. Core Equity 130/30 Fund’s Class M shares produced a total return of –19.19%, and Investor shares returned –19.47%.1 In comparison, the total return of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), the fund’s benchmark, was –18.25%.2

Despite a severe recession and banking crisis, large-cap stocks rallied over the spring and summer of 2009, offsetting a portion of earlier losses. The fund modestly underperformed its benchmark, primarily due to weak stock selections in the financials and health care sectors.

The Fund’s Investment Approach

The fund seeks capital appreciation, normally investing at least 80% of its assets in stocks of large-cap com-panies.We choose stocks through a disciplined investment process that uses computer modeling techniques to identify and rank companies based on value, growth and other financial characteristics.The portfolio managers supplement and confirm this information using fundamental analysis, and generally buy “long” the most attractive of the higher ranked securities and sell “short” those stocks identified by the computer model and fundamental analysis as being likely to underper-form. Normally, up to 130% of the fund’s assets will be in long positions, and approximately 30% of the fund’s assets will be in short positions. However, the fund’s short positions may range in value from approximately 25% to 35% of the fund’s assets. We also attempt to mitigate risks by diversifying the fund’s investments across companies and industries, maintaining weight-

ings and risk characteristics that generally are similar to those of the S&P 500 Index.

Equity Markets Plunged, Then Rebounded Sharply

Just weeks after the start of the reporting period, the failure of several major financial institutions nearly led to the collapse of the worldwide banking system and exacerbated the most severe economic downturn since the 1930s.These influences fueled a bear market that drove stocks to multi-year lows, seemingly regardless of their underlying business fundamentals.

However, market sentiment began to improve in early March, as aggressive intervention by government and monetary authorities appeared to gain traction. Evidence of economic stabilization later appeared, supporting a market rally that lasted through the reporting period’s end.

Stock Selection Strategy Produced Mixed Results

Although the fund focused on traditionally defensive companies over the fall of 2008, deleveraging pressures forced institutional investors to sell fundamentally sound stocks along with more speculative ones. The fund’s results were particularly disappointing in the information technology sector, where the fund maintained an underweighted long position in International Business Machines (IBM). Although we regarded IBM as richly valued and vulnerable to reduced corporate spending, risk-averse investors flocked to the stock. Declining business spending also prompted us to sell the fund’s holdings of smart-phone maker Research In Motion, but this move proved ill-timed when the stock subsequently gained value. Conversely, the fund held wireless handset maker Nokia, which was hurt by lower spending on communications equipment. More recently, Nokia

The Funds

15

DISCUSSION OF FUND PERFORMANCE (continued)

announced a change in strategy that negated our investment thesis, and we sold the stock.We also sold Adobe Systems when it began to explore changes to its revenue model.

Financials were the fund’s worst performing sector during the reporting period.Although we continue to view the prospects of Bank of America favorably, the stock’s performance was hurt by the financial crisis and issues related to its acquisition of Merrill Lynch. We held the stock during the downturn, but near-term concerns caught us underexposed during its initial turnaround. The fund’s performance also suffered from its long position in Wachovia, which was acquired under distress by Wells Fargo.We purchased regional bank Fifth Third at a substantial discount to book value, but the stock was pummeled in the financial crisis, prompting us to sell.

Among health care companies, a long position in insurer Aetna was hurt by concerns regarding health care reform legislation. A short position in cosmetic implants maker Mentor also detracted from the fund’s relative performance.

The fund also held its share of stronger performers during the reporting period. In the consumer discretionary sector, we emphasized companies that we believed would benefit from greater cost-consciousness among consumers. This strategy led us to long positions in Ross Stores, Family Dollar Stores, McDonalds and Darden Restaurants. We later established a short position in McDonald’s, which bolstered results when investors became more risk tolerant. Short positions in Harley-Davidson, Nordstrom and Mohawk Industries also fared relatively well.

In the consumer staples sector, bottler Coca-Cola Enterprises benefited from a renegotiation of its contract with The Coca-Cola Company. CVS Caremark announced better-than-expected financial results, as did battery maker Energizer. A short position in Hain Celestial Group also produced favorable results when consumers turned to less expensive brands during the economic downturn.

Positioned for an Improved Environment

As of the reporting period’s end, the U.S. economy appears to be gaining strength, and investors have been refocusing on fundamentals. In our judgment, these developments could lead to an investment environment that is particularly well suited to our investment process. Indeed, we have continued to find what we believe are attractive opportunities in companies that weathered the downturn and appear poised to prosper during an economic rebound.

September 15, 2009

[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

[2]	SOURCE: LIPPER INC. — Reflects the monthly reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Index return does not reflect fees and expenses associated with operating a mutual fund.

16

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in BNY Mellon U.S. Core Equity 130/30 Fund Class M shares and Investor shares and the Standard & Poor’s 500 Composite Stock Price Index

Average Annual Total Returns as of 8/31/09
	Inception		From
	Date	1 Year	Inception

Class M shares	8/1/07	–19.19%	–13.69%
Investor shares	8/1/07	–19.47%	–13.93%

† Source: Lipper Inc.

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The above graph compares a $10,000 investment made in Class M shares and Investor shares of BNY Mellon U.S. Core Equity 130/30 Fund on 8/1/07 (inception date) to a $10,000 investment made in the Standard & Poor’s 500 Composite Stock Price Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph takes into account all applicable fees and expenses for all share classes.The Index is a widely accepted, unmanaged index of U.S. stock market performance. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The Funds

17

DISCUSSION OF FUND PERFORMANCE (continued)

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2008, through August 31, 2009, as provided by D. Kirk Henry and William S. Patzer, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended August 31, 2009, BNY Mellon International Fund’s Class M shares produced a total return of –9.95%, and Investor shares produced a total return of –10.11%.1 In comparison, the fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East Index (“MSCI EAFE Index”), produced a total return of –14.95% for the same period.2

Stocks throughout the world fell sharply over the first half of an especially volatile reporting period as a global recession and banking crisis took their toll. However, international equity markets later rebounded substantially when credit markets and economic conditions began to stabilize, offsetting a significant portion of earlier losses. The fund produced higher returns than its benchmark, primarily due to the success of our security selection strategy in Germany, the United Kingdom and France.

The Fund’s Investment Approach

The fund seeks long-term capital growth.To pursue this goal, the fund normally invests at least 65% of its total assets in equity securities of foreign issuers.

The fund allocates its assets between a core investment style and a value investment style at the discretion of the investment adviser.The fund is not managed to a specific target duration between these investment styles. However, under normal conditions, at least 30% of the fund’s assets will be invested in each of the core and value investment styles. Pursuant to the core investment style, under normal circumstances at least 80% of the fund’s cash inflows allocated to this style are invested in equity securities of companies located in the foreign countries represented in the MSCI EAFE Index and Canada.

The fund will continue to invest in stocks that appear to be undervalued (as measured by their price/earnings ratios), but stocks purchased pursuant to the core investment style may have value and/or growth characteristics. The core investment style portfolio manager employs a “bottom-up” investment approach, which emphasizes individual stock selection. The core investment style stock selection process is designed to produce a diversified portfolio that, relative to the MSCI EAFE Index, has a below-average price/earnings ratio and an above-average earnings growth trend.

The fund’s investment approach for the portion of the fund using the value-oriented investment style is research-driven and risk-averse.When selecting stocks, we identify potential investments through extensive quantitative and fundamental research. Emphasizing individual stock selection over economic or industry trends, the fund focuses on three key factors: value, business health and business momentum.

Equity Markets Plunged, Then Rebounded Sharply

Market sentiment began to improve in early 2009, when it became clearer that aggressive remedial actions by government and monetary authorities had helped repair the world’s credit markets. Subsequently, evidence of global economic stabilization supported sustained market rallies through the reporting period’s end.

18

Security Selections Boosted Relative Results

Our stock selection strategy proved effective across a variety of markets and industry groups. German stocks producing positive absolute returns for the reporting period included automaker Bayerische Motoren Werke (BMW), aerospace firm MTU Aero Engines and construction firm Hochtief.A number of strong performers in the United Kingdom also helped the fund achieve above-average results, including mining-and-metals company Kazakhmys,which benefited from rising commodity prices. In France, food retailer Carrefour held up well in the downturn, oil field services provider Technip gained value as oil prices rebounded, and bank Société Générale recovered from previous weakness.

Disappointments included lagging results in Spain, where an underweighted position prevented full participation in the market’s relative strength. The fund held no exposure to the country’s largest telephone company, Telefónica, which gained value in the rally. Relatively light exposure to Spanish financial companies,which did not meet our investment criteria, also detracted from the fund’s relative performance. A number of the fund’s smaller financial holdings in Italy also detracted from its relative results, including Banco Popolare and Unicredit.

Finding Opportunities in Recovering Markets

Even in the wake of the sustained and robust market rally, we have continued to find what we believe are attractive values. We have identified a number of opportunities in the technology and energy sectors, where companies appear poised for improved earnings. Still, we expect a sub-par economic recovery, and we believe international stock markets are likely to remain volatile, requiring careful selectivity. In our judgment, our disciplined approach may be particularly well suited to such an environment.

September 15, 2009

[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

[2]	SOURCE: LIPPER INC.— Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International Europe,Australasia, Far East (MSCI EAFE) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. Index return does not reflect fees and expenses associated with operating a mutual fund.

The Funds

19

FUND PERFORMANCE

22,000	BNY Mellon International
Fund (Class M shares)

Morgan Stanley Capital International

Years Ended 8/31

Comparison of change in value of $10,000 investment in BNY Mellon International Fund Class M shares and the Morgan Stanley Capital International Europe, Australasia, Far East Index

Average Annual Total Returns as of 8/31/09
	Inception				From
	Date	1 Year	5 Years	10 Years	Inception

Class M shares	7/15/98	–9.95%	3.80%	3.82%	—
Investor shares	7/11/01	–10.11%	3.56%	—	5.05%

† Source: Lipper Inc.

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The above graph compares a $10,000 investment made in Class M shares of BNY Mellon International Fund on 8/31/99 to a $10,000 investment made in the Morgan Stanley Capital International Europe,Australasia, Far East Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested. Before the fund commenced operations, substantially all of the assets of a predecessor common trust fund (CTF) that, in all material respects, had the same investment objective, policies, guidelines and restrictions as the fund (and those of another CTF) were transferred to the fund. Please note that the performance of the fund’s Class M shares represents the performance of the predecessor CTF through October 1, 2000, adjusted to reflect the fund’s fees and expenses, by subtracting from the actual performance of the CTF the expenses of the fund’s Class M shares as they were estimated prior to the conversion of the CTF into the fund, and the performance of the fund’s Class M shares thereafter.The predecessor CTF was not registered under the Investment Company Act of 1940, as amended, and therefore was not subject to certain investment restrictions that might have adversely affected performance. In addition, the expenses of the fund’s Class M shares may be higher than those estimated prior to the conversion of the CTF into the fund, which would lower the performance shown in the above line graph.

Effective July 11, 2001, existing fund shares were designated as Class M shares and the fund began offering a second class of shares designated as Investor shares, which are subject to a Shareholder Services Plan. Performance for Investor shares will vary from the performance of Class M shares shown above because of the differences in charges and expenses.

The fund’s performance shown in the line graph takes into account all applicable fees and expenses for Class M shares only.The Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

20

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2008, through August 31, 2009, as provided by D. Kirk Henry andWilliam S. Patzer, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended August 31, 2009, BNY Mellon Emerging Markets Fund’s Class M shares produced a total return of –6.07%, and Investor shares returned –6.32%.1 In comparison, the Morgan Stanley Capital International Emerging Markets Index (the “Index”), the fund’s benchmark, provided a total return of –9.66% for the same period.2

Stocks throughout the world fell sharply over the first half of an especially volatile reporting period as a global recession and banking crisis took their toll. However, the emerging markets later rebounded substantially as economic conditions stabilized, enabling the fund to offset a significant portion of earlier losses. The fund produced higher returns than its benchmark, primarily due to positive stock selection.

The Fund’s Investment Approach

The fund seeks long-term capital growth.To pursue its goal, the fund invests at least 80% of its assets in equity securities of companies organized, or with a majority of assets or operations, in countries considered to be emerging markets.

The fund allocates its assets between a core investment style and a value investment style at the discretion of the investment adviser.The fund is not managed to a specific target duration between these investment styles. However, under normal conditions, at least 30% of the fund’s assets will be invested in each of the core and value investment styles. Pursuant to the core investment style, under normal circumstances at least 80% of the fund’s cash inflows allocated to this style are invested in equity securities of companies located in the foreign countries represented in the Index.

The fund will continue to invest in stocks that appear to be undervalued (as measured by their price/earnings ratios), but stocks purchased pursuant to the core investment style may have value and/or growth char-acteristics.The core investment style portfolio manager employs a “bottom-up” investment approach, which emphasizes individual stock selection. The core investment style stock selection process is designed to produce a diversified portfolio that, relative to the Index, has a below-average price/earnings ratio and an above-average earnings growth trend.

When choosing stocks for the portion of the fund using the value-oriented investment style, we use a research-driven and risk-averse approach. We identify potential investments through extensive quantitative and fundamental research. Emphasizing individual stock selection rather than economic and industry trends, we focus on three key factors: value, business health and business momentum.

Equity Markets Plunged, Then Rebounded Sharply

Just weeks after the start of the reporting period, the failures of several major financial institutions nearly led to the collapse of the worldwide banking system and exacerbated the most severe global economic downturn since the 1930s.These influences fueled a bear market that drove many stock market averages to multi-year lows.The emerging markets were particularly hard-hit as investors engaged in a “flight to quality” toward traditionally safer investments.

However, market sentiment began to improve in early 2009, and evidence of global economic stabilization supported sustained market rallies through the reporting period’s end. Just as the emerging markets fell more sharply than average in the downturn, they generally bounced back more robustly in the rally.

The Funds

21

DISCUSSION OF FUND PERFORMANCE (continued)

Security Selections Boosted Relative Results

Our stock selection strategy proved effective across a variety of markets and industry groups. In Taiwan, contract manufacturers Compal Electronics and Quanta Computer were early beneficiaries of inventory rebuilding in anticipation of an economic recovery. In South Africa, gold producer Anglogold Ashanti held up relatively well in the downturn, while Nedbank Group benefited from tight lending standards and lack of exposure to sub-prime mortgages. In Russia, the fund largely avoided metals-and-mining companies that suffered amid plunging commodity prices during the correction. As markets recovered in 2009, Brazilian metals producer Companhia Vale do Rio Doce gained value in the rally, and a number of telecommunications stocks in Brazil held up well throughout the year

From a sector standpoint, the fund’s defensive posture in the energy and materials sectors helped cushion price declines during the downturn, while a focus on downstream oil producers Thai Oil Public, Hindustan Petroleum and Bharat Petroleum helped bolster the fund’s relative performance when oil prices pulled back from record levels. Similarly, utilities performed well overall, especially in Brazil and China.

Disappointments included a number of consumer staples stocks in Mexico, which were hurt by adverse changes in currency exchange rates.

Finding Opportunities in Recovering Markets

We are generally cautious in the near term after the sustained and robust market rally, but remain optimistic for the future of emerging markets. Although a muted U.S. economic recovery could dampen exports from emerging markets, we continue to find what we believe are attractive opportunities among individual stocks and markets. Recent additions to the fund include industrial stocks in South Africa, a technology company in Brazil, a telecommunications firm in India, a health care company in Israel and banks in China.In our view,this diverse list reflects the need for careful selectivity, an environment for which our approach may be particularly well suited.

September 15, 2009

[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

[2]	SOURCE: LIPPER INC. — Reflects reinvestment of gross dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International Emerging Markets Index is a market capitalization-weighted index composed of companies representative of the market structure of 22 emerging market countries in Europe, Latin America and the Pacific Basin.

Index return does not reflect fees and expenses associated with operating a mutual fund.

22

FUND PERFORMANCE

Years Ended 8/31

Comparison of change in value of $10,000 investment in BNY Mellon Emerging Markets Fund Class M shares and the Morgan Stanley Capital International Emerging Markets Index

Average Annual Total Returns as of 8/31/09
	Inception			From
	Date	1 Year	5 Years	Inception

Class M shares	10/2/00	–6.07%	14.57%	13.70%
Investor shares	7/11/01	–6.32%	14.29%	15.23%

† Source: Lipper Inc.

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The above graph compares a $10,000 investment made in Class M shares of BNY Mellon Emerging Markets Fund on 10/2/00 (inception date) to a $10,000 investment made in the Morgan Stanley Capital International Emerging Markets Index (the “Index”) on that date. For comparative purposes, the value of the Index on 9/30/00 is used as the beginning value on 10/2/00.All dividends and capital gain distributions are reinvested.

Effective July 11, 2001, existing fund shares were designated as Class M shares and the fund began offering a second class of shares designated as Investor shares, which are subject to a Shareholder Services Plan. Performance for Investor shares will vary from the performance of Class M shares shown above because of the differences in charges and expenses.

The fund’s performance shown in the line graph takes into account all applicable fees and expenses for Class M shares only.The Index is a market capitalization-weighted index composed of companies representative of the market structure of 26 emerging market countries in Europe, Latin America and the Pacific Basin.The Index excludes closed markets and those shares in otherwise free markets, which are not purchasable by foreigners.The Index includes gross dividends reinvested and does not take into account charges, fees and other expenses.These factors can contribute to the Index potentially outperforming the fund. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The Funds

23

DISCUSSION OF FUND PERFORMANCE (continued)

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2009, through August 31, 2009, as provided by Thomas Durante, Richard Brown and Karen Wong, Portfolio Managers

Fund and Market Performance Overview

For the eight-month period ended August 31, 2009, BNY Mellon International Appreciation Fund’s Class M shares produced a total return of 20.93%, and Investor shares produced a total return of 20.73%.1 In comparison, the fund’s benchmark, the Morgan Stanley Capital International Europe,Australasia,Far East Index (“MSCI EAFE Index”), produced a total return of 24.21% for the same period.2

Although stocks throughout the world fell sharply in the months just prior to the start of the reporting period due to a global recession and banking crisis, international markets rallied strongly in 2009 as credit markets stabilized. The fund produced lower returns than its benchmark, primarily due to pricing disparities between the common stocks of the companies comprising the MSCI EAFE Index and the related Depositary Receipts (DRs) in which the fund invests.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally invests at least 80% of its assets in equity securities, including DRs, common stocks, preferred stocks, convertible securities, equity securities in foreign investment funds or trusts, and other equity investments.

The fund invests primarily in DRs representing the local shares of non-U.S. companies, in particular, American Depositary Receipts (ADRs). In selecting securities, we screen the MSCI EAFE Index universe of approximately

1,000 issuers for the availability of issuers with a DR facility. The investment adviser then uses a proprietary mathematical algorithm to reflect the characteristics of the developed markets that takes into consideration risk characteristics, including country weights, sector weights, and sector weights within each country.As a result of this process, we expect to hold ADRs representing 200 to 300 foreign issuers.The fund’s country allocation is expected to be within 5% of that of the MSCI EAFE Index, and under normal circumstances, the fund will invest in at least 10 different countries. The fund generally will not invest in securities from developing countries because they are not included in the MSCI EAFE Index.

Equity Markets Plunged, Then Rebounded Sharply

In the months prior to the reporting period, the failures of several major financial institutions had sparked a financial crisis that nearly led to the collapse of the worldwide banking system. Meanwhile, rising unemployment, declining housing markets and plunging consumer confidence had produced the most severe global economic downturn since the 1930s.These influences fueled a bear market that drove global stock market averages to multi-year lows during the first quarter of 2009.

Market sentiment began to improve in early March 2009, when it became clearer that aggressive remedial actions by government and monetary authorities—including lower short-term interest rates, government rescues of troubled banks and massive injections of liquidity into the financial system—had helped repair the world’s credit markets. Subsequently, evidence of global economic stabilization supported sustained market rallies through the reporting period’s end.

24

Previously Beaten-Down Stocks Led the 2009 Rally

All of the countries and market sectors represented in the MSCI EAFE Index posted positive absolute returns over the first eight months of 2009. As might be expected, volatility was more extreme in smaller, less developed countries than in the more industrialized nations. As investors regained their appetites for risk, Greece, Hong Kong and Australia led the rally. The mature markets of Germany and Japan lagged global averages.

The fund received particularly robust contributions to performance from the financials and materials sectors, both of which had been punished severely in the downturn. Government bailouts of banks deemed “too big to fail” in the United Kingdom and elsewhere helped revive financial stocks, as did massive purchases of troubled assets by central banks. The materials sector was boosted by an aggressive economic stimulus program in China, which helped support demand for the raw materials used in infrastructure construction.The traditionally defensive utilities and health care sectors produced more muted gains during the rally, when investors turned toward more economically sensitive investments.

Finally, turbulent market conditions over much of the reporting period continued to create inefficiencies in the pricing of DRs relative to the common stocks on which they are based, dampening the fund’s relative performance. We believe these pricing differences should moderate as market volatility subsides.

Seeing Hopeful Signs of Recovery

As of the reporting period’s end, we have seen encouraging evidence of economic stabilization, especially in the developed markets of Western Europe.

Still, it is important to note that we typically do not make active allocations of the fund’s holdings based on geographic regions or market sectors. Instead, we attempt to closely approximate the weightings of the MSCI EAFE Index.

September 15, 2009

[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by BNY Mellon Fund Advisors pursuant to an agreement in effect through September 30, 2010, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

[2]	SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. Index return does not reflect fees and expenses associated with operating a mutual fund.

The Funds

25

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in BNY Mellon International Appreciation Fund, Class M shares and Investor shares and the Morgan Stanley Capital International Europe, Australasia, Far East Index

Average Annual Total Returns as of 8/31/09
	1 Year	5 Years	10 Years

Class M shares	–13.95%	5.21%	0.21%
Investor shares	–14.13%	4.95%	–0.01%

† Source: Lipper Inc.

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The above graph compares a $10,000 investment made in Class M shares and Investor shares of BNY Mellon International Appreciation Fund on 8/31/99 to a $10,000 investment made in the Morgan Stanley Capital International Europe,Australasia, Far East Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.

As of the close of business on September 12, 2008, substantially all of the assets of another investment company advised by an affiliate of the fund’s investment adviser, BNY Hamilton International Equity Fund (the “predecessor fund”), a series of BNY Hamilton Funds, Inc., were transferred to BNY Mellon International Appreciation Fund in a tax-free reorganization and the fund commenced operations.The performance figures for the fund’s Class M shares represent the performance of the predecessor fund’s Institutional shares prior to the commencement of operations for BNY Mellon International Appreciation Fund and the performance of BNY Mellon International Appreciation Fund’s Class M shares thereafter.The performance figures for Investor shares represent the performance of the predecessor fund’s Class A shares prior to the commencement of operations for BNY Mellon International Appreciation Fund and the performance of BNY Mellon International Appreciation Fund’s Investor shares thereafter. Investor shares are subject to a Shareholder Services Plan. Performance for Investor shares will vary from the performance of Class M shares shown because of the differences in charges and expenses.

The fund’s performance shown in the line graph takes into account all applicable fees and expenses for all shares classes.The Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

26

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2008, through August 31, 2009, as provided by Sean P. Fitzgibbon and John F. Flahive, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended August 31, 2009, BNY Mellon Balanced Fund’s Class M shares produced a total return of –6.08%, and Investor shares returned –6.11%.1 In comparison, the fund’s benchmark, a blended index composed of 60% Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”) and 40% Barclays Capital U.S.Aggregate Index, produced a –7.77% total return for the same period.2 Separately,the S&P 500 Index and the Barclays Capital U.S.Aggregate Index produced total returns of –18.25% and 7.94%, respectively, for the same period.

Stocks and higher yielding bonds rallied over the spring and summer of 2009, offsetting a significant portion of earlier losses stemming from a recession and banking crisis.The fund produced higher returns than its benchmark, primarily due to strong relative performance by the fund’s bond portfolio during the downturn.

The Fund’s Investment Approach

The fund seeks long-term growth of principal in conjunction with current income.To pursue its goal, the fund may invest in equity securities, income producing bonds, BNY Mellon Small Cap Stock Fund, BNY Mellon Mid Cap Stock Fund, BNY Mellon International Fund and BNY Mellon Emerging Markets Fund (collectively, the “BNY Mellon Funds”).The fund has established target allocations of 60% to equity securities and 40% to bonds and money market instruments. The fund may deviate from these targets within ranges of 15% above or below the target amount. The fund’s investments in each of the BNY Mellon Funds are subject to a separate limit of 20% of the fund’s total assets, as is the fund’s investment in money market instruments.

In the fund’s equity portfolio, individual stocks are chosen using a computer model, fundamental analysis and risk management techniques. Our computer model identifies and ranks stocks within each industry or sector based on value, earnings growth and the financial health of the company.

In the fund’s fixed-income portfolio, investments in debt securities must be of investment-grade quality at the time of purchase3 or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund’s average effective portfolio duration of bonds will not exceed eight years.We choose debt securities based on their yields, credit quality, the level of interest rates and inflation, general economic and financial trends and our outlook for the securities markets.

Financial Markets Plunged, Then Rebounded Sharply

The financial markets endured a year of extreme volatility due to a severe financial crisis and recession. These influences fueled a broad-based bear market in late 2008, affecting stocks and most sectors of the bond market seemingly regardless of their underlying business fundamentals. Market sentiment began to improve in early March 2009, as aggressive remedial measures adopted by government and monetary authorities appeared to gain traction. Evidence of economic stabilization supported market rallies through the reporting period’s end, enabling the markets to erase a substantial portion of earlier losses.

Bonds Drove Fund’s Relative Performance

The fund’s bond portfolio proved well positioned for the downturn, as an overweighted position in shorter-duration U.S. Treasuries, a focus on higher-quality mortgage- and asset-backed securities, and an emphasis on shorter-term corporate bonds helped preserve value. The fund held no troubled sub-prime mortgages or high yield bonds. In early 2009, we began to move

The Funds

27

DISCUSSION OF FUND PERFORMANCE (continued)

toward an investment posture that more closely approximated the fixed-income benchmark, enabling the fund to participate more fully in the ensuing market rally.

Despite a focus on traditionally defensive stocks over the fall of 2008, deleveraging pressures forced investors to sell fundamentally sound equities along with more speculative ones, putting downward pressure on stock prices.The fund’s results were particularly disappointing in the information technology sector, where the fund maintained an underweighted position in International Business Machines, which did well during the downturn, and sold the fund’s holdings of Research In Motion, which gained value in the rally. Nokia was hurt by adverse movements in currency exchange rates and a change in its strategy. Among financial stocks, Bank of America,Wachovia and Fifth Third Bank were hurt by the financial crisis.

The fund also held its shares of stronger performers. Consumer discretionary companies Ross Stores, Family Dollar Stores, McDonald’s and Darden Restaurants benefited from greater cost-consciousness among consumers. Media conglomerate Time Warner, appliances maker Whirlpool and electronics retailer Best Buy also fared relatively well. In the consumer staples sector, bottler Coca-Cola Enterprises, pharmacy chain CVS Caremark and battery maker Energizer held up relative well. JPMorgan Chase proved well positioned for the financial crisis, and Shering-Plough gained value after receiving an acquisition offer.

Positioned for an Improved Environment

As of the reporting period’s end, the U.S. economy appears to be gaining strength, and investors have been refocusing on fundamentals. In our judgment, these developments could lead to an investment environment that is particularly well suited to our bottom-up stock selection process. We have maintained a generally market-neutral posture in the bond portfolio.We believe these are prudent strategies in the wake of a robust market rally and in anticipation of continued economic uncertainty.

September 15, 2009

[1]	Total return includes reinvestment of dividends and any capital gains paid.

	Past	performance is no guarantee of future results. Share price and

	investment	return fluctuate such that upon redemption, fund shares may be

	worth	more or less than their original cost.

[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and,

	where	applicable, capital gain distributions.The Standard & Poor’s 500

	Composite	Stock Price Index is a widely accepted, unmanaged index of

	U.	S. stock market performance.The Barclays Capital U.S.Aggregate Index

	is	a widely accepted, unmanaged total return index of corporate, U.S.

	government	and U.S. government agency debt instruments, mortgage-backed

	securities	and asset-backed securities with an average maturity of 1-10

	years.	The indices’ returns do not reflect the fees and expenses associated

	with	operating a mutual fund.

[3]	The fund may continue to own investment-grade bonds (at the time of

	purchase),	which are subsequently downgraded to below investment grade.

28

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in BNY Mellon Balanced Fund Class M shares with the Standard & Poor’s 500 Composite Stock Price Index, the Barclays Capital U.S. Aggregate Index, and the Customized Blended Index

Average Annual Total Returns as of 8/31/09
	Inception			From
	Date	1 Year	5 Years	Inception

Class M shares	10/2/00	–6.08%	4.09%	2.70%
Investor shares	7/11/01	–6.11%	3.86%	3.45%

† Source: Lipper Inc.

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The above graph compares a $10,000 investment made in Class M shares of BNY Mellon Balanced Fund on 10/2/00 (inception date) to a $10,000 investment made in three different indices: (1) the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”), (2) the Barclays Capital U.S.Aggregate Index (the “Barclays Index”) and (3) the Customized Blended Index on that date.The Customized Blended Index is calculated on a year-to-year basis. For comparative purposes, the value of each index on 9/30/00 is used as the beginning value on 10/2/00.All dividends and capital gain distributions are reinvested. Effective July 11, 2001, existing fund shares were designated as Class M shares and the fund began offering a second class of shares designated as Investor shares, which are subject to a Shareholder Services Plan. Performance for Investor shares will vary from the performance of Class M shares shown above because of the differences in charges and expenses.

The fund’s performance shown in the line graph takes into account all applicable fees and expenses for Class M shares only.The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance.The Barclays Index is a widely accepted, unmanaged index of corporate, government and government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Unlike a mutual fund, the indices are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.The Customized Blended Index is composed of the S&P 500 Index, 60%, and the Barclays Index, 40%. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The Funds

29

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemptions fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each BNY Mellon equity fund from March 1, 2009 to August 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended August 31, 2009

			Dreyfus
	Class M Shares	Investor Shares	Premier Shares

BNY Mellon Large Cap Stock Fund
Expenses paid per $1,000†	$ 4.89	$ 6.39	—
Ending value (after expenses)	$1,394.90	$1,392.50	—
BNY Mellon Income Stock Fund
Expenses paid per $1,000†	$ 5.33	$ 6.88	—
Ending value (after expenses)	$1,459.00	$1,458.80	—
BNY Mellon Mid Cap Stock Fund
Expenses paid per $1,000†	$ 5.47	$ 6.97	$ 11.45
Ending value (after expenses)	$1,386.10	$1,383.80	$1,378.10
BNY Mellon Small Cap Stock Fund
Expenses paid per $1,000†	$ 5.87	$ 7.35	—
Ending value (after expenses)	$1,354.30	$1,351.00	—
BNY Mellon U.S. Core Equity 130/30 Fund
Expenses paid per $1,000†	$ 12.06	$ 12.12	—
Ending value (after expenses)	$1,393.20	$1,392.00	—
BNY Mellon International Fund
Expenses paid per $1,000†	$ 6.66	$ 8.25	—
Ending value (after expenses)	$1,517.20	$1,516.30	—
BNY Mellon Emerging Markets Fund
Expenses paid per $1,000†	$ 10.66	$ 12.43	—
Ending value (after expenses)	$1,711.20	$1,709.40	—
BNY Mellon International Appreciation Fund
Expenses paid per $1,000†	$ 4.19	$ 5.80	—
Ending value (after expenses)	$1,557.10	$1,554.60	—
BNY Mellon Balanced Fund
Expenses paid per $1,000†	$ 3.41	$ 4.84	—
Ending value (after expenses)	$1,257.90	$1,257.70	—

  Expenses are equal to the BNY Mellon Large Cap Stock Fund’s annualized expense ratio of .81% for Class M and 1.06% for Investor Shares, BNY Mellon Income Stock Fund .86% for Class M and 1.11% for Investor Shares, BNY Mellon Mid Cap Stock Fund .91% for Class M, 1.16% for Investor Shares and 1.91% for Dreyfus Premier Shares, BNY Mellon Small Cap Stock Fund .99% for Class M and 1.24% for Investor Shares, BNY Mellon U.S. Core Equity 130/30 Fund 2.00% for Class M and 2.01% for Investor Shares, BNY Mellon International Fund 1.05% for Class M and 1.30% for Investor Shares, BNY Mellon Emerging Markets Fund 1.56% for Class M and 1.82% for Investor Shares, BNY Mellon International Appreciation Fund .65% for Class M and .90% for Investor Shares and BNY Mellon Balanced Fund .60% for Class M and .85% for Investor Shares, multiplied by the respective fund’s average account value over the period,multiplied by 184/365 (to reflect the one-half year period).

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return.You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended August 31, 2009
			Dreyfus
	Class M Shares	Investor Shares	Premier Shares

BNY Mellon Large Cap Stock Fund
Expenses paid per $1,000†	$ 4.13	$ 5.40	—
Ending value (after expenses)	$1,021.12	$1,019.86	—
BNY Mellon Income Stock Fund
Expenses paid per $1,000†	$ 4.38	$ 5.65	—
Ending value (after expenses)	$1,020.87	$1,019.61	—
BNY Mellon Mid Cap Stock Fund
Expenses paid per $1,000†	$ 4.63	$ 5.90	$ 9.70
Ending value (after expenses)	$1,020.62	$1,019.36	$1,015.58
BNY Mellon Small Cap Stock Fund
Expenses paid per $1,000†	$ 5.04	$ 6.31	—
Ending value (after expenses)	$1,020.21	$1,018.95	—
BNY Mellon U.S. Core Equity 130/30 Fund
Expenses paid per $1,000†	$ 10.16	$ 10.21	—
Ending value (after expenses)	$1,015.12	$1,015.07	—
BNY Mellon International Fund
Expenses paid per $1,000†	$ 5.35	$ 6.61	—
Ending value (after expenses)	$1,019.91	$1,018.65	—
BNY Mellon Emerging Markets Fund
Expenses paid per $1,000†	$ 7.93	$ 9.25	—
Ending value (after expenses)	$1,017.34	$1,016.03	—
BNY Mellon International Appreciation Fund
Expenses paid per $1,000†	$ 3.31	$ 4.58	—
Ending value (after expenses)	$1,021.93	$1,020.67	—
BNY Mellon Balanced Fund
Expenses paid per $1,000†	$ 3.06	$ 4.33	—
Ending value (after expenses)	$1,022.18	$1,020.92	—

  Expenses are equal to the BNY Mellon Large Cap Stock Fund’s annualized expense ratio of .81% for Class M and 1.06% for Investor Shares, BNY Mellon Income Stock Fund .86% for Class M and 1.11% for Investor Shares, BNY Mellon Mid Cap Stock Fund .91% for Class M, 1.16% for Investor Shares and 1.91% for Dreyfus Premier Shares, BNY Mellon Small Cap Stock Fund .99% for Class M and 1.24% for Investor Shares, BNY Mellon U.S. Core Equity 130/30 Fund 2.00% for Class M and 2.01% for Investor Shares, BNY Mellon International Fund 1.05% for Class M and 1.30% for Investor Shares, BNY Mellon Emerging Markets Fund 1.56% for Class M and 1.82% for Investor Shares, BNY Mellon International Appreciation Fund .65% for Class M and .90% for Investor Shares and BNY Mellon Balanced Fund .60% for Class M and .85% for Investor Shares, multiplied by the respective fund’s average account value over the period,multiplied by 184/365 (to reflect the one-half year period).

The Funds

31

STATEMENT OF INVESTMENTS
August 31, 2009

BNY Mellon Large Cap Stock Fund

Common Stocks—99.9%	Shares	Value ($)		Shares	Value ($)

Consumer Discretionary—11.9%			Financial (continued)
Autoliv	494,210 [a]	15,849,315	JPMorgan Chase & Co.	1,078,926	46,890,124
Best Buy	213,640 [a]	7,750,859	Lincoln National	358,390	9,045,764
Gap	460,950	9,057,667	MetLife	416,540	15,728,550
Hasbro	388,170 [a]	11,020,146	Morgan Stanley	662,170	19,176,443
Home Depot	829,470 [a]	22,636,236	State Street	363,660	19,084,877
Newell Rubbermaid	1,200,150 [a]	16,706,088	Wells Fargo & Co.	871,790	23,991,661
News, Cl. A	408,990	4,384,373			224,270,896
News, Cl. B	1,263,540 [a]	15,971,146	Health Care—14.0%
Nordstrom	386,250 [a]	10,830,450	Alexion Pharmaceuticals	241,600 [a,b]	10,905,824
Omnicom Group	408,140	14,823,645	AmerisourceBergen	523,390 [a]	11,153,441
Target	395,990	18,611,530	Amgen	409,880 [b]	24,486,231
Time Warner	334,583	9,338,212	CIGNA	538,160	15,838,049
Whirlpool	251,560 [a]	16,152,668	Covidien	219,880	8,700,652
		173,132,335	Gilead Sciences	277,770 [b]	12,516,316
Consumer Staples—8.7%			Hospira	213,490 [a,b]	8,345,324
Coca-Cola Enterprises	870,330	17,589,369	King Pharmaceuticals	664,220 [b]	6,894,604
CVS Caremark	567,260	21,283,595	Merck & Co.	505,210 [a]	16,383,960
Kroger	846,170	18,268,810	Pfizer	2,362,620	39,455,754
Nestle, ADR	692,390	28,699,565	Schering-Plough	338,640	9,542,875
PepsiCo	391,147	22,166,300	St. Jude Medical	173,600 [b]	6,690,544
Philip Morris International	406,039	18,560,043	Teva Pharmaceutical
		126,567,682	Industries, ADR	167,010	8,601,015
Energy—10.9%			Universal Health Services, Cl. B	184,460	10,838,870
Anadarko Petroleum	369,840	19,553,441	Vertex Pharmaceuticals	385,780 [a,b]	14,432,030
Chevron	400,340	27,999,780			204,785,489
ConocoPhillips	366,600	16,507,998	Industrial—9.3%
ENSCO International	288,690 [a]	10,652,661	Cummins	237,190	10,749,451
Hess	356,060	18,013,075	Dover	234,650 [a]	8,116,544
Newfield Exploration	402,020 [b]	15,554,154	FedEx	244,610	16,807,153
Occidental Petroleum	433,200	31,666,920	General Electric	755,146 [a]	10,496,529
XTO Energy	497,825	19,216,045	Norfolk Southern	465,400	21,347,898
		159,164,074	Parker Hannifin	355,280	17,287,925
Exchange Traded Funds—2.1%			R.R. Donnelley & Sons	405,260	7,229,838
Standard & Poor’s Depository			Raytheon	413,780 [a]	19,522,140
Receipts (Tr. Ser. 1)	301,290	30,870,173	Textron	398,080 [a]	6,114,509
Financial—15.4%			Tyco International	563,340	17,852,245
Bank of America	2,394,530	42,119,783			135,524,232
BlackRock	76,140 [a]	15,195,260	Information Technology—19.0%
Citigroup	3,249,300	16,246,500	Apple	189,410 [b]	31,860,656
Franklin Resources	179,920	16,791,934	BMC Software	319,950 [b]	11,406,218

32

BNY Mellon Large Cap Stock Fund (continued)

Common Stocks (continued)

Shares

Value ($)

Shares

Value ($)

Information Technology (continued)
Broadcom, Cl. A	343,670 [b]	9,777,412
Cisco Systems	1,269,364 [b]	27,418,262
EMC	1,037,600 [a,b]	16,497,840
Google, Cl. A	57,260 [b]	26,435,224
Hewlett-Packard	614,280	27,575,029
International Business Machines	322,080	38,021,544
Microsoft	931,266	22,955,707
Motorola	2,123,900 [a]	15,249,602
Oracle	1,111,290	24,303,912
Sybase	199,640 [a,b]	6,957,454
Teradata	352,823 [b]	9,501,523
Vishay Intertechnology	1,180,580 [b]	9,527,281
		277,487,664
Materials—4.4%
Dow Chemical	692,060	14,733,957
E.I. du Pont de Nemours & Co.	535,540 [a]	17,099,792
Freeport-McMoRan Copper & Gold	174,220 [a]	10,972,376
Owens-Illinois	228,730 [b]	7,763,096
Vale, ADR	716,440	13,762,812
		64,332,033
Telecommunication
Services—1.7%
AT & T	930,509	24,239,759

Utilities—2.5%
American Electric Power	297,400	9,347,282
Mirant	490,960 [b]	8,272,676
Sempra Energy	360,390	18,080,766
		35,700,724
Total Common Stocks
(cost $1,239,719,395)		1,456,075,061

Other Investment—.2%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,653,000)	2,653,000 [c]	2,653,000

Investment of Cash Collateral
for Securities Loaned—8.4%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $122,299,850)	122,299,850 [c]	122,299,850
Total Investments
(cost $1,364,672,245)	108.5%	1,581,027,911
Liabilities, Less Cash and Receivables	(8.5%)	(123,189,139)
Net Assets	100.0%	1,457,838,772

ADR—American Depository Receipts

a	All or a portion of these securities are on loan.At August 31, 2009, the total market value of the fund’s securities on loan is $117,539,319 and the total market value of the collateral held by the fund is $122,299,850.

b	Non-income producing security.

c	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Information Technology	19.0	Money Market Investments	8.6
Financial	15.4	Materials	4.4
Health Care	14.0	Utilities	2.5
Consumer Discretionary	11.9	Exchange Traded Funds	2.1
Energy	10.9	Telecommunication Services	1.7
Industrial	9.3
Consumer Staples	8.7		108.5

† Based on net assets.
See notes to financial statements.

The Funds

33

STATEMENT OF INVESTMENTS
August 31, 2009

BNY Mellon Income Stock Fund

Common Stocks—100.0%	Shares	Value ($)		Shares	Value ($)

Consumer Discretionary—11.9%			Financial (continued)
Carnival	31,050 [a]	908,212	Morgan Stanley	66,530	1,926,709
Gap	41,600	817,440	Prudential Financial	31,670	1,601,869
Home Depot	124,840	3,406,884	State Street	14,170	743,642
Johnson Controls	46,080 [a]	1,141,402	Travelers Cos.	35,351	1,782,397
News, Cl. A	220,460	2,363,331	Wells Fargo & Co.	127,550	3,510,176
Nordstrom	21,500 [a]	602,860			34,228,822
Omnicom Group	74,690	2,712,741	Health Care—9.8%
Time Warner	117,160	3,269,936	AmerisourceBergen	62,490	1,331,662
		15,222,806	Amgen	9,570 [b]	571,712
Consumer Staples—9.4%			Johnson & Johnson	20,620	1,246,273
Cadbury, ADR	24,410	922,454	Merck & Co.	101,340 [a]	3,286,456
CVS Caremark	75,830	2,845,141	Pfizer	292,948	4,892,232
Kellogg	28,760	1,354,308	WellPoint	22,010 [b]	1,163,229
Kraft Foods, Cl. A	52,610	1,491,494			12,491,564
Lorillard	11,980	871,785	Industrial—5.5%
PepsiCo	54,390	3,082,281	Eaton	24,700	1,332,565
Philip Morris International	31,490	1,439,408	General Electric	122,862	1,707,782
		12,006,871	Honeywell International	18,190	668,664
Energy—14.8%			Norfolk Southern	44,260	2,030,206
Chevron	84,776	5,929,233	Raytheon	13,290	627,022
Devon Energy	11,650	715,077	Waste Management	22,920 [a]	685,996
Exxon Mobil	13,226	914,578			7,052,235
Marathon Oil	63,250	1,952,528	Information Technology—10.7%
Occidental Petroleum	81,660	5,969,346	Cisco Systems	112,320 [b]	2,426,112
XTO Energy	87,877	3,392,052	Hewlett-Packard	59,180	2,656,590
		18,872,814	Intel	31,100	631,952
Financial—26.8%			Microsoft	132,700	3,271,055
Aflac	12,160	493,939	Nokia, ADR	51,790 [a]	725,578
American Express	19,310	653,064	QUALCOMM	12,670	588,141
Ameriprise Financial	34,320	1,030,629	Texas Instruments	52,290	1,285,811
Bank of America	224,878	3,955,604	Tyco Electronics	56,610	1,291,840
Capital One Financial	11,060	412,427	Western Union	45,620	822,985
Chubb	13,810	682,076			13,700,064
Fidelity National Financial, Cl. A	47,540	714,051	Materials—3.5%
Franklin Resources	27,930	2,606,707	Air Products & Chemicals	7,220	541,716
Goldman Sachs Group	13,980	2,313,131	Dow Chemical	32,640	694,905
JPMorgan Chase & Co.	184,049	7,998,770	E.I. du Pont de Nemours & Co.	22,650	723,214
Marsh & McLennan Cos.	15,010	353,335	Freeport-McMoRan Copper & Gold	20,370	1,282,903
MetLife	60,650	2,290,144	Packaging Corp. of America	59,610	1,213,660
Moody’s	42,590 [a]	1,160,152			4,456,398

34

BNY Mellon Income Stock Fund (continued)

Common Stocks (continued)	Shares	Value ($)	Other Investment—.2%	Shares	Value ($)

Telecommunication Services—2.8%			Registered Investment Company;
AT & T	82,145	2,139,877	Dreyfus Institutional Preferred
CenturyTel	26,280	847,004	Plus Money Market Fund
Windstream	71,462	612,429	(cost $266,000)	266,000 [c]	266,000
		3,599,310	Investment of Cash Collateral
Utilities—4.8%			for Securities Loaned—3.5%

Entergy	30,550	2,413,450	Registered Investment Company;
Exelon	23,180	1,159,464	Dreyfus Institutional Cash
FPL Group	15,970	897,195	Advantage Plus Fund
NRG Energy	23,190 [a,b]	622,652	(cost $4,504,683)	4,504,683 [c]	4,504,683
Questar	30,040	1,014,150	Total Investments (cost $123,649,701)	103.7%	132,508,478
		6,106,911
			Liabilities, Less Cash and Receivables	(3.7%)	(4,700,992)
Total Common Stocks
(cost $118,879,018)		127,737,795	Net Assets	100.0%	127,807,486

ADR—American Depository Receipts

a	All or a portion of these securities are on loan.At August 31, 2009, the total market value of the fund’s securities on loan is $4,343,379 and the total market value of the collateral held by the fund is $4,504,683.

b	Non-income producing security.

c	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Financial	26.8	Industrial	5.5
Energy	14.8	Utilities	4.8
Consumer Discretionary	11.9	Money Market Investments	3.7
Information Technology	10.7	Materials	3.5
Health Care	9.8	Telecommunication Services	2.8
Consumer Staples	9.4		103.7

† Based on net assets.
See notes to financial statements.

The Funds

35

STATEMENT OF INVESTMENTS
August 31, 2009

BNY Mellon Mid Cap Stock Fund

Common Stocks—99.7%	Shares	Value ($)		Shares	Value ($)

Consumer Discretionary—16.1%			Energy (continued)
Aeropostale	142,000 [a,b]	5,559,300	Pioneer Natural Resources	186,300 [a]	5,395,248
American Eagle Outfitters	858,600	11,591,100	Plains Exploration & Production	343,200 [b]	9,009,000
Apollo Group, Cl. A	45,300 [b]	2,936,346	Pride International	466,200 [b]	12,018,636
Autoliv	307,000	9,845,490	Seahawk Drilling	0 [b]	3
Big Lots	263,600 [a,b]	6,700,712			78,307,641
Brinker International	589,000	8,575,840	Financial—18.2%
Carmax	701,500 [a,b]	12,142,965	Affiliated Managers Group	99,600 [a,b]	6,506,868
Coach	212,100	6,000,309	Alexandria Real Estate Equities	174,000	9,693,540
Darden Restaurants	217,500	7,162,275	AMB Property	587,200 [a]	13,405,776
Deckers Outdoor	78,100 [a,b]	5,334,230	AmeriCredit	192,700 [a,b]	3,326,002
Dick’s Sporting Goods	486,500 [b]	10,902,465	Apollo Investment	443,100 [a]	4,103,106
Dollar Tree	133,500 [b]	6,666,990	BancorpSouth	374,900 [a]	8,622,700
GameStop, Cl. A	461,400 [a,b]	10,981,320	City National	118,200 [a]	4,668,900
Guess?	273,100	9,569,424	Cullen/Frost Bankers	200,500 [a]	9,880,640
MDC Holdings	190,300	7,128,638	Digital Realty Trust	170,800 [a]	7,443,464
Oshkosh	258,500 [a]	8,685,600	Eaton Vance	341,600 [a]	9,759,512
Priceline.com	104,800 [a,b]	16,137,104	Endurance Specialty Holdings	118,200 [a]	4,074,354
Strayer Education	35,500 [a]	7,494,050	Fidelity National Financial, Cl. A	689,500	10,356,290
Toll Brothers	380,000 [a,b]	8,641,200	Fifth Third Bancorp	658,700	7,206,178
Tupperware Brands	294,400	10,889,856	Genworth Financial, Cl. A	923,600	9,753,216
Urban Outfitters	254,100 [a,b]	7,224,063	Hartford Financial
WABCO Holdings	296,400	5,652,348	Services Group	264,400	6,271,568
Warnaco Group	233,800 [a,b]	8,896,090	Host Hotels & Resorts	1,315,600 [a]	13,116,532
		194,717,715	Invesco	301,400	6,254,050
Consumer Staples—3.8%			Liberty Property Trust	455,300	14,920,181
Clorox	83,600	4,939,924	New York Community Bancorp	993,100	10,566,584
Coca-Cola Enterprises	455,300	9,201,613	Old Republic International	891,360 [a]	10,616,098
Dr. Pepper Snapple Group	327,200 [b]	8,651,168	Realty Income	394,000 [a]	10,066,700
Energizer Holdings	79,600 [b]	5,208,228	Reinsurance Group of America	314,700	13,547,835
Herbalife	381,000	11,536,680	RenaissanceRe Holdings	171,100 [a]	9,316,395
Hormel Foods	154,600 [a]	5,712,470	SVB Financial Group	210,700 [a,b]	8,375,325
		45,250,083	Waddell & Reed Financial, Cl. A	297,100	7,882,063
Energy—6.5%					219,733,877
Concho Resources	174,200 [b]	5,677,178	Health Care—12.1%
Helmerich & Payne	241,100 [a]	8,067,206	Beckman Coulter	173,000	11,715,560
Massey Energy	244,100 [a]	6,610,228	Cephalon	107,000 [a,b]	6,091,510
Newfield Exploration	333,700 [b]	12,910,853	Cerner	102,400 [a,b]	6,319,104
Oceaneering International	269,200 [b]	14,044,164	Charles River Laboratories
PetroHawk Energy	212,500 [a,b]	4,575,125	International	268,100 [a,b]	9,246,769

36

BNY Mellon Mid Cap Stock Fund (continued)

Common Stocks (continued)

Shares

Value ($)

Shares

Value ($)

Health Care (continued)
DaVita	115,700 [b]	5,982,847
Endo Pharmaceuticals Holdings	442,000 [b]	9,975,940
Hill-Rom Holdings	380,200	7,790,298
Hologic	369,408 [a,b]	6,076,762
Life Technologies	131,300 [b]	5,846,789
Lincare Holdings	276,600 [a,b]	7,299,474
Mylan	413,400 [b]	6,064,578
Omnicare	417,100 [a]	9,547,419
Psychiatric Solutions	429,800 [a,b]	11,514,342
Resmed	115,000 [a,b]	5,279,650
United Therapeutics	100,100 [a,b]	9,160,151
Universal Health Services, Cl. B	79,700 [a]	4,683,172
Vertex Pharmaceuticals	428,800 [b]	16,041,408
WellCare Health Plans	296,500 [b]	7,196,055
		145,831,828
Industrial—13.2%
AMETEK	311,950 [a]	9,820,186
Brink’s	147,100	3,876,085
Cooper Industries, Cl. A	106,400	3,431,400
Cummins	145,300	6,584,996
FTI Consulting	143,500 [a,b]	6,247,990
Goodrich	104,000	5,736,640
IDEX	296,500 [a]	7,839,460
JB Hunt Transport Services	321,100 [a]	9,000,433
JetBlue Airways	632,000 [a,b]	3,671,920
Joy Global	128,600 [a]	4,996,110
Kansas City Southern	217,400 [a,b]	5,195,860
KBR	233,300	5,284,245
Kennametal	339,800 [a]	7,492,590
Manpower	178,300	9,218,110
MSC Industrial Direct, Cl. A	72,200 [a]	2,852,622
Parker Hannifin	120,000	5,839,200
Pentair	363,000	10,283,790
Quanta Services	235,600 [b]	5,211,472
Roper Industries	247,200 [a]	11,712,336
Textron	396,000	6,082,560
Trinity Industries	326,600	5,160,280
URS	172,500 [b]	7,457,175
Wabtec	200,500 [a]	7,508,725

Industrial (continued)
Waste Connections	317,800 [b]	8,691,830
		159,196,015
Information Technology—15.3%
Amphenol, Cl. A	150,820	5,272,667
ANSYS	346,700 [b]	12,183,038
Arrow Electronics	414,600 [a,b]	11,459,544
Cognizant Technology
Solutions, Cl. A	393,200 [b]	13,714,816
CommScope	296,100 [b]	7,982,856
Cree	198,200 [a,b]	7,301,688
Digital River	185,800 [b]	6,562,456
F5 Networks	303,700 [a,b]	10,474,613
Fairchild Semiconductor
International	371,000 [b]	3,732,260
Global Payments	324,700	13,780,268
Lam Research	285,000 [a,b]	8,749,500
Lender Processing
Services	242,700	8,319,756
ON Semiconductor	1,116,200 [a,b]	9,007,734
Palm	677,600 [a,b]	9,032,408
Rovi	352,300 [b]	10,724,012
Silicon Laboratories	208,600 [b]	9,395,344
Synopsys	478,100 [b]	10,150,063
Tech Data	237,700 [a,b]	9,056,370
Trimble Navigation	428,200 [b]	10,901,972
Western Digital	191,500 [b]	6,564,620
		184,365,985
Materials—8.0%
Albemarle	327,100	10,542,433
Ashland	262,400	9,624,832
Celanese, Ser. A	229,400	5,842,818
Olin	315,300	5,278,122
Owens-Illinois	278,100 [b]	9,438,714
Rayonier	329,386 [a]	14,147,129
Steel Dynamics	829,900 [a]	13,734,845
Temple-Inland	555,300	9,390,123
Terra Industries	426,800	13,277,748
Thompson Creek Metals	397,700 [a,b]	4,573,550
		95,850,314

The Funds

37

STATEMENT OF INVESTMENTS (continued)

BNY Mellon Mid Cap Stock Fund (continued)

Common Stocks (continued)	Shares	Value ($)	Other Investment—.7%	Shares	Value ($)

Telecommunication			Registered Investment Company;
Services—.9%			Dreyfus Institutional Preferred
SBA Communications, Cl. A	282,900 [a,b]	6,820,719	Plus Money Market Fund
Telephone & Data Systems	143,500	3,784,095	(cost $9,005,000)	9,005,000 [c]	9,005,000

		10,604,814	Investment of Cash Collateral
Utilities—5.6%			for Securities Loaned—21.5%

DPL	279,300	6,918,261
			Registered Investment Company;
Energen	237,400	9,968,426
			Dreyfus Institutional Cash
National Fuel Gas	316,800	14,157,792	Advantage Plus Fund
Northeast Utilities	340,400 [a]	8,098,116	(cost $259,410,744)	259,410,744 [c]	259,410,744
NV Energy	1,046,300	12,618,378
			Total Investments
ONEOK	154,700	5,241,236
			(cost $1,388,787,697)	121.9% 1,470,366,358
Wisconsin Energy	243,900	11,090,133
			Liabilities, Less Cash
		68,092,342
			and Receivables	(21.9%)	(264,495,952)
Total Common Stocks
(cost $1,120,371,953)	1,201,950,614		Net Assets	100.0% 1,205,870,406

a	All or a portion of these securities are on loan.At August 31, 2009, the total market value of the fund’s securities on loan is $239,123,906 and the total market value of the collateral held by the fund is $259,410,744.

b	Non-income producing security.

c	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Money Market Investments	22.2	Materials	8.0
Financial	18.2	Energy	6.5
Consumer Discretionary	16.1	Utilities	5.6
Information Technology	15.3	Consumer Staples	3.8
Industrial	13.2	Telecommunication Services	.9
Health Care	12.1		121.9

† Based on net assets.
See notes to financial statements.

38

STATEMENT OF INVESTMENTS
August 31, 2009

BNY Mellon Small Cap Stock Fund

Common Stocks—98.6%	Shares	Value ($)		Shares	Value ($)

Consumer Discretionary—13.8%			Consumer Staples (continued)
American Public Education	73,300 [a]	2,539,845	United Natural Foods	78,500 [a,b]	2,121,070
ArvinMeritor	380,900 [b]	2,784,379	WD-40	60,900	1,643,082
Children’s Place Retail Stores	144,400 [a,b]	4,379,652			16,915,908
Christopher & Banks	441,500	3,028,690	Energy—5.6%
Cracker Barrel Old Country Store	134,700	3,826,827	Alpha Natural Resources	89,300 [a]	2,885,283
Dana Holding	725,700 [a]	3,795,411	Atwood Oceanics	104,250 [a]	2,969,040
Deckers Outdoor	60,150 [a]	4,108,245	Bristow Group	121,500 [a,b]	3,547,800
Ethan Allen Interiors	223,700 [b]	3,476,298	Dril-Quip	78,460 [a]	3,347,104
Fred’s, Cl. A	315,700 [b]	4,129,356	Oil States International	169,200 [a]	4,986,324
Furniture Brands International	500,700 [a]	2,798,913	Penn Virginia	200,400	3,839,664
Group 1 Automotive	39,400 [b]	1,109,898	Pioneer Drilling	739,700 [a]	4,216,290
Gymboree	61,830 [a,b]	2,769,366	Rex Energy	497,400 [a]	2,964,504
Hibbett Sports	54,650 [a,b]	960,200	St. Mary Land & Exploration	219,990 [b]	5,785,737
Hillenbrand	107,300	2,148,146			34,541,746
Liz Claiborne	1,183,100 [b]	5,028,175	Exchange Traded Funds—.5%
Men’s Wearhouse	81,400 [b]	2,116,400	iShares Nasdaq
Monro Muffler Brake	89,300 [b]	2,302,154	Biotechnology Index Fund	38,840 [b]	3,040,395
OfficeMax	419,400 [b]	4,743,414	Financial—21.0%
Pier 1 Imports	1,235,200 [a,b]	3,125,056	BioMed Realty Trust	144,240	1,944,355
Pinnacle Entertainment	410,300 [a,b]	3,848,614	Boston Private Financial Holdings	315,800 [b]	1,585,316
Quiksilver	640,907 [a]	1,807,358	Cash America International	85,200	2,388,156
Saks	382,400 [a,b]	2,332,640	Columbia Banking System	239,100 [b]	3,923,631
Sirius XM Radio	4,406,800 [a,b]	2,967,980	Community Bank System	122,440 [b]	2,183,105
Standard-Pacific	953,700 [a]	3,461,931	Delphi Financial Group, Cl. A	201,200	4,702,044
Superior Industries International	57,700 [b]	820,494	DiamondRock Hospitality	419,800	2,875,630
Tractor Supply	46,770 [a,b]	2,200,996	E*TRADE FINANCIAL	1,849,100 [a,b]	3,254,416
WABCO Holdings	152,000	2,898,640	East West Bancorp	234,100 [b]	2,156,061
Wet Seal, Cl. A	859,500 [a,b]	3,016,845	Endurance Specialty Holdings	99,450 [b]	3,428,041
Wolverine World Wide	96,930	2,414,526	Entertainment Properties Trust	111,670 [b]	3,501,971
		84,940,449	Extra Space Storage	174,870 [b]	1,731,213
Consumer Staples—2.7%			Federal National
Cal-Maine Foods	103,000 [b]	2,940,650	Mortgage Association	2,737,900 [a,b,c]	5,284,147
Cott	492,800 [a]	3,139,136	FelCor Lodging Trust	163,991	674,003
Green Mountain Coffee Roasters	54,300 [a,b]	3,268,317	First Midwest Bancorp	412,440 [b]	4,231,634
Sonic	332,778 [a]	3,803,653	Forestar Group	223,500 [a]	3,227,340

The Funds

39

STATEMENT OF INVESTMENTS (continued)

BNY Mellon Small Cap Stock Fund (continued)

Common Stocks (continued)	Shares	Value ($)		Shares	Value ($)

Financial (continued)			Health Care (continued)
Franklin Street Properties	130,000 [b]	1,847,300	Catalyst Health Solutions	170,600 [a]	4,872,336
Greenhill & Co.	54,610 [b]	4,325,112	Chemed	86,800	3,779,272
Hancock Holding	53,000 [b]	2,030,430	Cooper	88,400 [b]	2,415,088
Home Properties	69,800 [b]	2,650,306	Cubist Pharmaceuticals	125,050 [a,b]	2,586,034
Investment Technology Group	102,700 [a]	2,530,528	Genoptix	54,600 [a,b]	1,566,474
Kilroy Realty	174,500 [b]	4,835,395	HEALTHSOUTH	165,900 [a,b]	2,589,699
KKR Financial Holdings	1,155,300 [a]	4,459,458	HMS Holdings	66,400 [a]	2,497,304
LaSalle Hotel Properties	231,000	3,823,050	Isis Pharmaceuticals	137,000 [a]	2,211,180
National Retail Properties	207,400 [b]	4,255,848	King Pharmaceuticals	285,890 [a,b]	2,967,538
Och-Ziff Capital			Landauer	13,700	754,048
Management Group, Cl. A	221,100	2,206,578	MEDNAX	145,980 [a]	7,601,179
optionsXpress Holdings	141,800	2,359,552	Meridian Bioscience	96,775 [b]	2,332,278
Portfolio Recovery Associates	54,100 [a,b]	2,376,072	Palomar Medical Technologies	86,100 [a]	1,195,068
Potlatch	102,400 [b]	2,979,840	PAREXEL International	295,100 [a]	3,786,133
PrivateBancorp	168,630 [b]	4,065,669	PharMerica	220,200 [a,b]	4,415,010
ProAssurance	123,655 [a]	6,491,888	Psychiatric Solutions	148,000 [a]	3,964,920
Prosperity Bancshares	125,480 [b]	4,332,824	Quality Systems	81,100 [b]	4,366,424
Redwood Trust	242,200	3,882,466	Regeneron Pharmaceuticals	105,600 [a]	2,400,288
Signature Bank	76,740 [a]	2,329,826	WellCare Health Plans	126,300 [a]	3,065,301
Sterling Bancshares	191,700	1,524,015	West Pharmaceutical Services	86,040 [b]	3,457,948
Stifel Financial	48,700 [a]	2,741,810			77,221,986
Texas Capital Bancshares	113,700 [a,b]	1,881,735	Industrial—17.1%
Tower Group	176,200	4,227,038	AAR	142,300 [a,b]	2,420,523
UMB Financial	74,170	2,969,025	ABM Industries	177,600	3,983,568
Umpqua Holdings	211,900 [b]	2,184,689	Acuity Brands	114,300 [b]	3,670,173
Western Alliance Bancorp	331,800	2,432,094	Albany International, Cl. A	238,500	4,099,815
Wintrust Financial	96,900 [b]	2,681,223	American Science & Engineering	44,100	2,716,119
		129,514,834	Applied Industrial Technologies	104,300	2,151,709
Health Care—12.5%			Baldor Electric	59,200 [b]	1,661,744
Amedisys	125,200 [a,b]	5,576,408	Belden	221,700	4,640,181
American Medical			Brady, Cl. A	103,500	3,066,705
Systems Holdings	122,200 [a]	1,862,328	CLARCOR	64,600	2,071,076
AMERIGROUP	95,080 [a]	2,248,642	Curtiss-Wright	129,970	4,233,123
AMN Healthcare Services	360,491 [a]	3,558,046	EMCOR Group	189,500 [a]	4,390,715
AmSurg	56,800 [a]	1,153,040

40

BNY Mellon Small Cap Stock Fund (continued)

Common Stocks (continued)	Shares	Value ($)		Shares	Value ($)

Industrial (continued)			Information Technology (continued)
ESCO Technologies	85,600 [a]	3,172,336	CyberSource	278,400 [a,b]	4,273,440
Gardner Denver	107,600 [a]	3,493,772	Cypress Semiconductor	223,000 [a,b]	2,256,760
GenCorp	900,600 [a]	3,971,646	DealerTrack Holdings	86,500 [a,b]	1,745,570
Genesee & Wyoming, Cl. A	106,300 [a,b]	3,335,694	Diodes	212,600 [a]	4,309,402
Griffon	137,500 [a]	1,453,375	Epicor Software	267,200 [a]	1,683,360
Healthcare Services Group	224,400	3,967,392	Fairchild Semiconductor
Heartland Express	120,600 [b]	1,707,696	International	376,700 [a]	3,789,602
Heidrick & Struggles International	144,200	3,031,084	FEI	166,300 [a]	3,934,658
Hub Group, Cl. A	150,700 [a]	3,304,851	Hittite Microwave	32,400 [a]	1,115,208
Insituform Technologies, Cl. A	164,800 [a,b]	3,155,920	Informatica	249,355 [a]	4,470,935
Kaydon	108,790 [b]	3,631,410	j2 Global Communications	83,600 [a]	1,786,532
Knight Transportation	117,000 [b]	1,929,330	Littelfuse	155,200 [a]	3,886,208
Lydall	340,337 [a]	1,810,593	Mellanox Technologies	216,800 [a]	2,959,320
Old Dominion Freight Line	97,000 [a,b]	3,470,660	Microsemi	290,420 [a,b]	4,097,826
Regal-Beloit	62,600 [b]	2,845,796	Plexus	159,470 [a,b]	4,015,455
Simpson Manufacturing	74,900	1,924,930	Riverbed Technology	103,000 [a,b]	1,985,840
Teledyne Technologies	129,630 [a]	4,376,309	Skyworks Solutions	240,690 [a,b]	2,804,039
Tetra Tech	98,900 [a]	2,921,506	Starent Networks	88,900 [a,b]	1,799,336
Toro	62,010 [b]	2,352,039	Stratasys	95,500 [a,b]	1,374,245
TrueBlue	179,100 [a]	2,435,760	Synaptics	55,800 [a,b]	1,438,524
Watsco	91,600 [b]	4,839,228	SYNNEX	99,800 [a,b]	2,959,070
Watts Water Technologies, Cl. A	102,600 [b]	3,095,442	Take-Two Interactive Software	271,300 [a,b]	2,848,650
		105,332,220	Taleo, Cl. A	156,900 [a]	2,838,321
Information			THQ	368,500 [a]	2,030,435
Technology—16.7%			TiVo	425,700 [a,b]	4,176,117
ANSYS	9,540 [a]	335,236	TTM Technologies	201,300 [a]	2,037,156
Ariba	394,600 [a,b]	4,522,116	Varian Semiconductor
Avid Technology	107,400 [a,b]	1,399,422	Equipment Associates	195,545 [a]	5,977,811
Blue Coat Systems	167,400 [a]	3,282,714	Wright Express	119,700 [a]	3,772,944
Brightpoint	705,200 [a]	5,176,168			103,114,186
Cognex	100,600	1,611,612	Materials—4.6%
Commvault Systems	67,700 [a]	1,238,233	AK Steel Holding	149,700	3,041,904
Comtech Telecommunications	95,590 [a]	3,251,972	Century Aluminum	267,500 [a,b]	2,736,525
Concur Technologies	54,580 [a,b]	1,929,949	H.B. Fuller	103,600	2,045,064

The Funds

41

STATEMENT OF INVESTMENTS (continued)

BNY Mellon Small Cap Stock Fund (continued)

Common Stocks (continued)	Shares	Value ($)		Shares	Value ($)

Materials (continued)			Utilities (continued)
Olin	319,800	5,353,452	NorthWestern	166,800 [b]	4,001,532
Olympic Steel	101,700 [b]	2,738,781	South Jersey Industries	16,600	575,190
OM Group	114,500 [a]	3,115,545			18,062,404
Rock-Tenn, Cl. A	128,310	6,581,020	Total Common Stocks
Thompson Creek Metals	232,800 [a]	2,677,200	(cost $609,012,092)		608,451,716
		28,289,491	Investment of Cash Collateral
Telecommunication Services—1.2%			for Securities Loaned—24.6%

Alaska Communications
			Registered Investment Company;
Systems Group	351,920 [b]	2,804,802
			Dreyfus Institutional Cash
Neutral Tandem	96,500 [a,b]	2,413,465
			Advantage Plus Fund
SBA Communications, Cl. A	93,730 [a,b]	2,259,830	(cost $151,678,930)	151,678,930 [d]	151,678,930
		7,478,097
Utilities—2.9%			Total Investments
			(cost $760,691,022)	123.2%	760,130,646
Cleco	261,500 [b]	6,385,830
New Jersey Resources	162,950	5,988,412	Liabilities, Less Cash and Receivables	(23.2%)	(143,287,296)
Northwest Natural Gas	26,400 [b]	1,111,440	Net Assets	100.0%	616,843,350

a	Non-income producing security.

b	All or a portion of these securities are on loan.At August 31, 2009, the total market value of the fund’s securities on loan is $144,480,873 and the total market value of the collateral held by the fund is $151,678,930.

c	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator.As such, the FHFA will oversee the continuing affairs of these companies.

[d]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Money Market Investment	24.6	Materials	4.6
Financial	21.0	Utilities	2.9
Industrial	17.1	Consumer Staples	2.7
Information Technology	16.7	Telecommunication Services	1.2
Consumer Discretionary	13.8	Exchange Traded Funds	0.5
Health Care	12.5
Energy	5.6		123.2

† Based on net assets.
See notes to financial statements.

42

STATEMENT OF INVESTMENTS
August 31, 2009

BNY Mellon U.S. Core Equity 130/30 Fund

Common Stocks—127.7%	Shares	Value ($)		Shares	Value ($)

Consumer Discretionary—20.6%			Financial (continued)
Abercrombie & Fitch, Cl. A	12,380	399,750	Franklin Resources	9,930	926,767
Autoliv	45,250 [a]	1,451,168	JPMorgan Chase & Co.	57,550 [a]	2,501,123
Best Buy	12,010 [a]	435,723	Lincoln National	20,380	514,391
Gap	48,180 [a]	946,737	MetLife	22,800 [a]	860,928
Hasbro	21,360 [a]	606,410	Morgan Stanley	37,000 [a]	1,071,520
Home Depot	48,660 [a]	1,327,931	State Street	19,850	1,041,728
Kohl’s	11,100 [a,b]	572,649	Wells Fargo & Co.	47,890 [a]	1,317,933
Newell Rubbermaid	97,520 [a]	1,357,478	Western Union	13,469 [a]	242,981
News, Cl. A	135,920 [a]	1,457,062			12,493,884
Nordstrom	36,560	1,025,142	Health Care—19.2%
Omnicom Group	39,460 [a]	1,433,187	Alexion Pharmaceuticals	18,650 [a,b]	841,861
Rent-A-Center	37,820 [a,b]	746,189	AmerisourceBergen	38,870 [a]	828,320
Staples	27,290 [a]	589,737	Amgen	22,100 [a,b]	1,320,254
Target	39,500 [a]	1,856,500	CIGNA	29,060	855,236
Time Warner	46,960 [a]	1,310,654	Covidien	33,090	1,309,371
Whirlpool	17,830 [a]	1,144,864	Gilead Sciences	18,040 [a,b]	812,882
		16,661,181	Hospira	24,710 [a,b]	965,914
Consumer Staples—13.2%			King Pharmaceuticals	78,140 [a,b]	811,093
Cadbury, ADR	9,900 [a]	374,121	Medco Health Solutions	8,210 [a,b]	453,356
Coca-Cola Enterprises	81,570 [a]	1,648,530	Merck & Co.	12,730 [a]	412,834
CVS Caremark	50,040 [a]	1,877,501	Pfizer	128,050 [a]	2,138,435
Kroger	49,020 [a]	1,058,342	Schering-Plough	33,370 [a]	940,367
Lorillard	4,040	293,991	St. Jude Medical	18,180 [a,b]	700,657
Nestle, ADR	38,100 [a]	1,579,245	Teva Pharmaceutical
PepsiCo	33,340 [a]	1,889,378	Industries, ADR	7,400	381,100
Philip Morris International	42,014 [a]	1,920,460	Universal Health Services, Cl. B	16,710 [a]	981,880
		10,641,568	Vertex Pharmaceuticals	31,340 [a,b]	1,172,429
Energy—11.6%			Zimmer Holdings	12,630 [a,b]	598,030
Anadarko Petroleum	29,180 [a]	1,542,747			15,524,019
Chevron	25,810 [a]	1,805,151	Industrial—10.9%
ConocoPhillips	23,290 [a]	1,048,749	Cummins	19,500	883,740
ENSCO International	15,810 [a]	583,389	Dover	23,020 [a]	796,262
Hess	14,350 [a]	725,966	FedEx	18,070 [a]	1,241,590
Newfield Exploration	20,040 [a,b]	775,348	General Electric	40,300 [a]	560,170
Occidental Petroleum	19,960 [a]	1,459,076	JetBlue Airways	163,870 [a,b]	952,085
XTO Energy	37,827 [a]	1,460,122	Norfolk Southern	32,360 [a]	1,484,353
		9,400,548	Parker Hannifin	18,990 [a]	924,053
Financial—15.4%			R.R. Donnelley & Sons	36,120 [a]	644,381
Bank of America	128,630 [a]	2,262,602	Raytheon	22,840 [a]	1,077,591
BlackRock	4,160	830,211	Textron	17,670 [a]	271,411
Citigroup	184,740	923,700			8,835,636

The Funds

43

STATEMENT OF INVESTMENTS (continued)

BNY Mellon U.S. Core Equity 130/30 Fund (continued)

Common Stocks (continued)	Shares	Value ($)		Shares	Value ($)

Information Technology—27.3%			Materials—4.5%
Amphenol, Cl. A	10,650 [a]	372,324	Dow Chemical	37,310 [a]	794,330
Apple	10,460 [a,b]	1,759,477	E.I. du Pont de Nemours & Co.	40,770 [a]	1,301,786
BMC Software	17,670 [a,b]	629,935	Freeport-McMoRan
Broadcom, Cl. A	19,800 [a,b]	563,310	Copper & Gold	13,720	864,086
Ciena	21,270 [a,b]	285,018	International Paper	11,980	274,941
Cisco Systems	74,310 [a,b]	1,605,096	Owens-Illinois	12,630 [a,b]	428,662
EMC	55,830 [a,b]	887,697			3,663,805
Google, Cl. A	3,080 [b]	1,421,944	Telecommunication
Hewlett-Packard	33,170	1,489,001	Services—1.7%
International Business Machines	17,250 [a]	2,036,363	AT & T	52,900 [a]	1,378,045
JDS Uniphase	37,630 [b]	258,518	Utilities—3.3%
Microsoft	51,410 [a]	1,267,256	American Electric Power	16,460 [a]	517,338
Motorola	274,770 [a]	1,972,849	Mirant	27,180 [a,b]	457,983
Oracle	62,660 [a]	1,370,374	PG & E	16,440 [a]	667,300
Research In Motion	7,830 [b]	572,060	Sempra Energy	20,740 [a]	1,040,526
Sybase	30,050 [a,b]	1,047,242			2,683,147
Teradata	38,771 [a,b]	1,044,103	Total Investments
Tyco Electronics	17,400	397,068	(cost $93,925,067)	127.7%	103,416,995
Tyco International	40,090	1,270,452	Liabilities, Less Cash
Vishay Intertechnology	136,570 [a,b]	1,102,120	and Receivables	(27.7%)	(22,451,494)
Western Digital	22,840 [a,b]	782,955	Net Assets	100.0%	80,965,501
		22,135,162

ADR—American Depository Receipts
a Partially held by a broker as collateral for open short positions.
b Non-income producing security.

Portfolio Summary (Unaudited) †
		Value (%)			Value (%)

Information Technology		27.3	Industrial		10.9
Consumer Discretionary		20.6	Materials		4.5
Health Care		19.2	Utilities		3.3
Financial		15.4	Telecommunication Services		1.7
Consumer Staples		13.2
Energy		11.6			127.7

† Based on net assets.
See notes to financial statements.

44

STATEMENT OF SECURITIES SOLD SHORT August 31, 2009

BNY Mellon U.S. Core Equity 130/30 Fund

Common Stocks—29.2%	Shares	Value ($)		Shares	Value ($)

Consumer Discretionary— 7.3%			Energy—1.2%
BorgWarner	23,750	704,662	Nabors Industries	17,500 [a]	309,400
Comcast, Cl. A	26,200	401,384	Sunoco	6,840	183,996
Family Dollar Stores	14,840	449,355	Tesoro	12,220	172,058
J.C. Penney	14,990	450,300	Valero Energy	15,760	295,342
McDonald’s	9,020	507,285			960,796
NIKE, Cl. B	7,250	401,578	Exchange Traded Funds—1.4%
Tim Hortons	19,430	548,898	Standard & Poor’s Depository
TJX Cos	8,500	305,575	Receipts (Tr. Ser. 1)	11,290	1,156,773
Walt Disney	32,540	847,342	Health Care—4.7%
Wynn Resorts	16,490 [a]	892,604	Becton, Dickinson & Co.	7,960	554,175
Yum! Brands	10,850	371,613	C.R. Bard	9,700	781,626
		5,880,596	Dionex	11,900 [a]	715,666
Consumer Staples—5.5%			Haemonetics	5,370 [a]	282,677
Brown-Forman, Cl. B	19,152	856,477	Intuitive Surgical	2,240 [a]	498,870
Church & Dwight	9,360	534,737	Patterson Cos.	10,650 [a]	290,000
Costco Wholesale	7,550	384,899	Stryker	13,240	548,930
Constellation Brands, Cl. A	16,420 [a]	242,852	Techne	2,160	133,207
Flowers Foods	36,230	861,187			3,805,151
Hain Celestial Group	27,840 [a]	445,440	Industrials—1.8%
McCormick & Co.	10,320	336,122	Deere & Co.	12,820	558,952
Reynolds American	6,910	315,856	First Solar	3,972 [a]	482,916
TreeHouse Foods	13,130 [a]	486,466	ITT	7,850	393,128
		4,464,036			1,434,996

The Funds

45

STATEMENT OF SECURITIES SOLD SHORT (continued)

BNY Mellon U.S. Core Equity 130/30 Fund

Common Stocks (continued)	Shares	Value ($)		Shares	Value ($)

Information Technology—6.3%			Information
Adobe Systems	21,420 [a]	673,016	Technology (continued)
Amdocs	16,590 [a]	403,469	Telefonaktiebolaget LM
Automatic Data Processing	15,430	591,740	Ericsson, ADR	41,160	394,313
Intuit	16,610 [a]	461,260			5,132,233
Linear Technology	14,020	372,511	Materials—1.0%
Molex	28,090	511,519	Compass Minerals International	7,650	405,521
Nokia, ADR	27,690	387,937	Weyerhaeuser	11,410	426,620
Palm	27,810 [a]	370,707			832,141
Paychex	12,800	362,112	Total Securities Sold Short
			(proceeds $22,444,687)	29.2% 23,666,722
SAP, ADR	12,380	603,649

ADR—American Depository Receipts
a Non-income producing security.

Portfolio Summary (Unaudited) †
		Value (%)			Value (%)

Information Technology		6.3	Energy		1.2
Consumer Discretionary		7.3	Industrial		1.8
Exchange Traded Funds		1.4	Materials		1.0
Health Care		4.7
Consumer Staples		5.5			29.2
† Based on net assets.
See notes to financial statements.

46

STATEMENT OF INVESTMENTS
August 31, 2009

BNY Mellon International Fund

Common Stocks—97.0%	Shares	Value ($)		Shares	Value ($)

Australia—4.8%			France (continued)
AGL Energy	165,550	1,953,326	Total	463,872	26,580,503
Amcor	1,179,401	5,751,717	Vinci	67,930	3,644,637
Amcor (Entitlement)	588,114 [a]	2,868,121	Vivendi	192,759	5,490,899
BHP Billiton	262,510	8,164,956			142,473,127
BlueScope Steel	965,310	2,333,421	Germany—7.9%
Commonwealth Bank of Australia	111,110	4,319,875	Adidas	44,836	2,112,153
Incitec Pivot	2,023,979	5,149,116	Allianz	36,341	4,200,206
Insurance Australia Group	1,683,261	5,093,246	BASF	90,160	4,703,562
Macquarie Group	54,670	2,347,324	Bayer	215,900	13,256,583
National Australia Bank	427,933	10,300,919	Daimler	119,580	5,405,220
Qantas Airways	1,172,450	2,507,120	Deutsche Lufthansa	192,235	3,086,607
Sonic Healthcare	119,920	1,416,965	Deutsche Post	430,065	7,420,123
Stockland	940,380	3,004,384	Deutsche Telekom	257,090	3,418,456
Westfield Group	350,740	3,753,005	E.ON	370,950	15,693,343
Westpac Banking	82,821	1,705,910	HeidelbergCement	22,220	1,302,861
		60,669,405	Hochtief	32,270	2,387,612
Belgium—.3%			Lanxess	75,620	2,289,610
Delhaize Group	47,100	3,156,363	Metro	55,130	2,990,680
Finland—2.1%			Muenchener Rueckversicherungs	60,890	9,081,037
Fortum	109,970	2,872,457	Rheinmetall	30,000	1,464,002
Metso	144,040	3,619,895	RWE	117,262	10,859,772
Nokia	1,148,671	15,973,433	Salzgitter	46,444	4,420,416
UPM-Kymmene	369,853	4,443,284	Siemens	52,550	4,554,072
		26,909,069			98,646,315
France—11.4%			Greece—.8%
AXA	260,780	5,936,844	Coca-Cola Hellenic Bottling	85,519	1,973,874
BNP Paribas	75,670	6,093,391	Public Power	322,149 [a]	7,574,108
Cap Gemini	85,762	4,148,307			9,547,982
Carrefour	128,799	6,064,746	Hong Kong—2.4%
Credit Agricole	641,137	11,875,290	BOC Hong Kong Holdings	5,120,100	10,266,030
France Telecom	396,763	10,090,569	Esprit Holdings	436,500	2,655,456
GDF Suez	312,793	13,179,153	Hongkong Land Holdings	864,000	3,516,480
Groupe Danone	144,395	7,851,739	Hutchison Whampoa	1,294,700	9,104,136
Lagardere	114,107	4,914,090	Johnson Electric Holdings	6,530,000 [a]	2,586,572
Sanofi-Aventis	361,422	24,518,291	New World Development	1,019,829	2,057,961
Societe Generale	76,940	6,200,071			30,186,635
Sodexo	36,780	2,118,617	Ireland—.2%
Technip	60,900	3,765,980	CRH	85,365	2,152,666

The Funds

47

STATEMENT OF INVESTMENTS (continued)

BNY Mellon International Fund (continued)

Common Stocks (continued)	Shares	Value ($)		Shares	Value ($)

Italy—3.5%			Japan (continued)
Banco Popolare	622,970 [a]	5,519,332	Mitsui & Co.	341,600	4,449,427
ENI	461,484	10,942,663	Mitsumi Electric	155,700	3,614,315
Finmeccanica	538,986	8,607,828	Murata Manufacturing	223,570	10,571,822
Fondiaria-Sai	114,840	2,206,119	NGK Spark Plug	510,100	6,419,421
Mediaset	239,691	1,576,372	Nintendo	17,620	4,764,312
Saras	1,266,995	4,382,007	Nippon Express	763,000	3,411,155
Terna Rete Elettrica Nazionale	390,770	1,439,744	Nomura Holdings	976,200	8,634,203
UniCredit	1,009,150 [a]	3,656,603	Omron	65,670	1,120,025
Unipol Gruppo Finanziario	4,320,842 [a]	5,736,015	Pacific Metals	160,000	1,342,934
		44,066,683	Panasonic	383,500	6,140,946
Japan—23.5%			Ricoh	204,800	2,951,497
Aeon	561,510	5,956,049	Sankyo	89,800	5,655,325
Amada	246,000	1,726,362	Secom	97,100	4,382,805
Asahi Breweries	55,600	966,801	Sekisui Chemical	330,700	2,111,078
Astellas Pharma	216,100	8,662,579	Seven & I Holdings	394,400	9,536,808
Canon	238,751	9,160,033	Shin-Etsu Chemical	115,100	6,803,332
Central Japan Railway	1,972	13,330,339	Shinko Electric Industries	51,700	964,548
Chuo Mitsui Trust Holdings	2,183,700	9,199,467	Softbank	93,300	2,090,602
Daihatsu Motor	167,000	1,713,971	Sumitomo	326,600	3,344,974
Daito Trust Construction	46,700	2,228,350	Sumitomo Mitsui
Daiwa House Industry	519,890	5,793,938	Financial Group	272,800	11,756,346
Daiwa Securities Group	432,000	2,664,890	Sumitomo Trust & Banking	261,000	1,596,013
Dentsu	185,800	4,283,084	Takashimaya	343,620	2,880,426
Fast Retailing	19,800	2,372,595	Tokai Rika	174,200	3,126,427
Fujitsu	776,000	5,220,591	Tokyo Electron	63,000	3,425,900
Fukuoka Financial Group	447,000	2,008,017	Tokyo Gas	3,141,830	12,594,332
Honda Motor	151,800	4,788,103	Tokyo Steel Manufacturing	175,000	2,303,869
Isuzu Motors	924,000	2,144,911	Tokyo Tatemono	196,000	1,158,517
JS Group	343,000	6,074,842	Toyota Motor	223,500	9,583,718
JSR	130,500	2,295,846	Toyota Tsusho	139,800	2,270,154
Kaneka	303,000	2,230,575	Yamaguchi
Kao	138,000	3,500,054	Financial Group	159,000	1,826,663
KDDI	1,968	11,188,307	Yamaha Motor	305,800	3,605,186
Keihin	320,000	5,316,712	Yamato Holdings	281,000	4,650,618
Lawson	111,500	4,829,070			293,794,261
Mediceo Paltac Holdings	116,400	1,665,002	Netherlands—4.6%
Mitsubishi Chemical Holdings	1,046,000	4,755,056	Aegon	269,665 [a]	2,030,780
Mitsubishi Electric	547,000	4,067,963	Fugro	38,870	2,092,451
Mitsubishi UFJ Financial Group	2,594,600	16,563,056	ING Groep	161,060 [a]	2,434,810

48

BNY Mellon International Fund (continued)

Common Stocks (continued)	Shares	Value ($)		Shares	Value ($)

Netherlands (continued)			Switzerland (continued)
Koninklijke Ahold	190,430	2,230,702	Roche Holding	116,245	18,475,808
Koninklijke DSM	83,030	3,026,404	Swiss Life Holding	12,370 [a]	1,399,496
Koninklijke Philips Electronics	169,030	3,819,011	UBS	390,104 [a]	7,198,633
Koninklijke Vopak	42,740	2,745,007			98,227,605
Royal Dutch Shell, Cl. A	863,210	24,003,977	United Kingdom—21.5%
Royal Dutch Shell, Cl. B	405,110	11,040,001	3i Group	468,787	2,316,194
TNT	180,570	4,455,099	Anglo American	359,363 [a]	11,823,345
		57,878,242	BAE Systems	1,694,312	8,611,266
Norway—.4%			Barclays	763,250 [a]	4,724,727
DNB NOR	183,600 [a]	1,876,396	Berkeley Group Holdings	209,690 [a]	3,231,015
Petroleum Geo-Services	419,800 [a]	3,327,649	BP	3,562,703	30,855,454
		5,204,045	British American Tobacco	75,030	2,288,997
Singapore—2.0%			BT Group	1,388,060	3,127,411
DBS Group Holdings	1,645,266	14,432,258	Centrica	3,028,865	12,420,777
Oversea-Chinese Banking	833,638	4,477,850	Compass Group	353,110	1,876,294
SembCorp Industries	925,000	2,060,620	Cookson Group	321,949	2,067,639
SembCorp Marine	1,138,000	2,440,348	Eurasian Natural Resources	282,000	3,971,055
United Overseas Bank	122,000	1,413,928	Friends Provident Group	7,994,129	11,126,997
		24,825,004	GlaxoSmithKline	1,191,867	23,341,788
Spain—2.3%			HSBC Holdings	2,827,330	30,935,069
Banco Bilbao Vizcaya Argentaria	238,920	4,243,798	ICAP	202,200	1,413,790
Banco Santander	640,831	9,862,260	IMI	319,130	2,329,560
Iberdrola	514,639	4,766,132	Imperial Tobacco Group	141,160	3,975,561
Repsol	67,050	1,662,937	Kazakhmys	303,380	4,882,074
Telefonica	347,550	8,764,235	Kingfisher	758,000	2,612,346
		29,299,362	Legal & General Group	2,063,480	2,586,614
Sweden—1.3%			Lonmin	115,610 [a]	2,749,706
Alfa Laval	198,180	2,210,522	Old Mutual	1,177,030	1,798,302
Electrolux, Ser. B	253,080 [a]	5,244,021	Reed Elsevier	566,172	4,119,994
Investor, Cl. B	179,260	3,336,674	Rexam	406,870	1,771,822
Sandvik	560,766	5,648,269	Smith & Nephew	862,658	7,358,862
		16,439,486	Standard Chartered	126,490	2,874,632
Switzerland—7.8%			Tesco	2,211,325	13,532,112
Clariant	547,414 [a]	4,947,353	Thomas Cook Group	1,390,770	5,232,340
Credit Suisse Group	124,450	6,340,615	Unilever	657,362	17,978,546
Givaudan	5,413	3,890,162	United Utilities Group	523,550	3,859,271
Julius Baer Holding	42,890	2,181,156	Vodafone Group	13,845,148	29,932,044
Nestle	651,410	27,055,446	WPP	964,148	8,153,986
Novartis	576,892	26,738,936			269,879,590

The Funds

49

STATEMENT OF INVESTMENTS (continued)

BNY Mellon International Fund (continued)

Common Stocks (continued)	Shares	Value ($)	Other Investment—1.4%	Shares	Value ($)

United States—.2%			Registered Investment Company;
iShares MSCI EAFE Index Fund	38,720	2,039,770	Dreyfus Institutional
Total Common Stocks			Preferred Plus
(cost $1,200,887,814)		1,215,395,610	Money Market Fund
			(cost $17,150,000)	17,150,000 [b] 17,150,000

Preferred Stocks—.8%			Total Investments

Germany			(cost $1,229,309,769)	99.2%	1,242,785,529
Fresenius	24,680	1,391,908	Cash and
Henkel & Co.	223,942	8,848,011	Receivables (Net)	.8%	9,755,167
Total Preferred Stocks			Net Assets	100.0%	1,252,540,696
(cost $11,271,955)		10,239,919

a	Non-income producing security.

b	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Financial	20.4	Utilities	6.8
Industrial	11.1	Telecommunication Services	5.6
Health Care	10.1	Information Technology	4.4
Consumer Staples	9.8	Insurance	3.2
Energy	9.5	Money Market Investment	1.4
Consumer Discretionary	9.1	Exchange Traded Funds	.2
Materials	7.6		99.2

† Based on net assets.
See notes to financial statements.

50

STATEMENT OF INVESTMENTS August 31, 2009

BNY Mellon Emerging Markets Fund

Common Stocks—89.9%	Shares	Value ($)		Shares	Value ($)

Brazil—6.3%			China (continued)
Amil Participacoes	149,300	791,376	PetroChina, Cl. H	14,002,000	15,464,537
Centrais Eletricas Brasileiras	177,303	2,591,764	Renhe Commercial Holdings	18,956,000	4,133,391
Cia de Saneamento Basico do			Shandong Chenming Paper, Cl. H	3,436,000	2,340,778
Estado de Sao Paulo	88,308	1,625,876	Sinotrans, Cl. H	14,022,600	3,310,951
Cia de Saneamento Basico do			Soho China	5,136,500	2,730,471
Estado de Sao Paulo, ADR	4,690	171,654	TPV Technology	7,171,680	3,895,615
Cia de Saneamento de Minas Gerais	201,100	3,212,777	Weichai Power, Cl. H	653,000	2,906,734
Cia Energetica de Minas Gerais, ADR	50,300	734,883	Weiqiao Textile, Cl. H	5,498,900	3,852,554
Empresa Brasileira de			Yanzhou Coal Mining, Cl. H	2,624,000	3,730,942
Aeronautica, ADR	50,450	1,071,558
			Zhejiang Expressway, Cl. H	2,652,000	2,521,820
Gafisa	173,500	2,514,079
			ZTE, Cl. H	659,780	3,073,119
Grendene	241,230	3,222,885
					113,522,308
Itau Unibanco Holding, ADR	544,155	9,114,589
			Egypt—.7%
Medial Saude	467,100 [a]	2,329,676
			Orascom Construction Industries	132,797	5,586,268
Petroleo Brasileiro (Preferred), ADR	530,580	17,615,256
			Talaat Moustafa Group	1,548,640 [a]	1,762,429
Petroleo Brasileiro, ADR	27,150	1,076,226
					7,348,697
Porto Seguro	88,900	816,029
			Hong Kong—6.7%
Redecard	508,800	6,965,055
			Chaoda Modern
Souza Cruz	82,100	2,606,709	Agriculture Holdings	5,982,000	3,550,400
Tele Norte Leste			China Agri-Industries Holdings	7,230,519	5,075,063
Participacoes, ADR	230,918	3,680,833
			China Mobile	1,426,400	13,876,686
Tractebel Energia	195,310	2,067,403
			China Mobile, ADR	181,340	8,925,555
Vale, ADR	392,860	7,546,841
			China Power International
		69,755,469	Development	13,802,400 [a]	3,828,831
China—10.3%			China Unicom Hong Kong	1,150,514	1,618,048
Anhui Expressway, Cl. H	2,562,000	1,424,720	CNOOC	372,000	488,612
Bank of China, Cl. H	13,026,000	6,336,151	CNOOC, ADR	20,720	2,707,068
Bosideng International Holdings	21,032,000	3,229,242	Cosco Pacific	3,577,013	5,381,361
China Construction Bank, Cl. H	22,730,990	17,157,235	Denway Motors	7,434,700	3,309,448
China Life Insurance, Cl. H	1,529,000	6,451,019	Global Bio-Chem Technology Group	11,372,800	2,758,661
China Molybdenum, Cl. H	1,154,000	862,100	Hopson Development Holdings	1,302,000	1,915,089
China Petroleum & Chemical, Cl. H	3,466,000	2,893,383	Hutchison Whampoa	863,000	6,068,486
China Telecom, Cl. H	5,120,000	2,622,609	New World China Land	6,946,000	3,307,000
Great Wall Motor, Cl. H	2,985,500	2,573,159	NWS Holdings	424,596	827,229
Huaneng Power International, ADR	12,940	362,061	Shanghai Industrial Holdings	927,000	4,437,381
Huaneng Power International, Cl. H	3,792,200	2,656,832	Shougang Concord
Industrial & Commercial			International Enterprises	8,704,000	1,549,784
Bank of China, Cl. H	16,306,000	11,129,514	Texwinca Holdings	1,027,600	808,774
Jiangsu Expressway, Cl. H	1,314,000	1,037,576	Tianjin Development Holdings	5,008,000	2,933,548
Perfect World, ADR	81,310 [a]	3,101,977			73,367,024
PetroChina, ADR	33,930	3,723,818
The Funds

51

STATEMENT OF INVESTMENTS (continued)

BNY Mellon Emerging Markets Fund (continued)

Common Stocks (continued)	Shares	Value ($)		Shares	Value ($)

Hungary—.2%			Israel (continued)
Magyar Telekom Telecommunications	474,850	1,922,486	Teva Pharmaceutical
India—5.8%			Industries, ADR	258,010	13,287,515
Andhra Bank	1,172,640	2,145,937			21,396,006
Bank of India	865,370	5,980,048	Luxembourg—.4%
Bharat Petroleum	195,518	2,036,070	Evraz Group, GDR	155,920 [b]	4,233,228
Bharti Airtel	445,900	3,878,622	Malaysia—2.6%
Canara Bank	394,400	2,151,530	Gamuda	3,202,000	2,791,464
Grasim Industries	48,951	2,688,971	Genting Malaysia	5,961,760	4,723,359
Hindustan Petroleum	378,263	2,743,714	Hong Leong Bank	742,000	1,264,234
ICICI Bank	95,020	1,458,628	Kulim (Malaysia)	1,345,400	2,846,296
India Cements	1,562,714	4,304,865	Malayan Banking	6,252,502	11,558,651
Infosys Technologies, ADR	18,440	797,161	RHB Capital	74,000	99,395
Jet Airways India	106,806 [a]	575,538	Sime Darby	1,474,500	3,454,387
Mahanagar Telephone Nigam	1,466,516	2,856,440	Tenaga Nasional	696,810	1,586,942
Mahanagar Telephone Nigam, ADR	163,020	629,257			28,324,728
Oil & Natural Gas	178,930	4,343,427	Mexico—3.4%
Patni Computer Systems, ADR	160,350	2,753,209	America Movil, ADR, Ser. L	423,420	19,117,413
Reliance Industries	113,871 [a]	4,674,017	Coca-Cola Femsa, ADR	33,020	1,472,031
State Bank of India	112,900	4,030,524	Consorcio ARA	3,142,300 [a]	1,823,601
State Bank of India, GDR	86,980 [b]	6,436,520	Embotelladoras Arca	1,093,540	2,635,944
Sterlite Industries (India)	176,830	2,445,741	Empresas ICA	1,608,400 [a]	3,402,460
Sterlite Industries (India), ADR	210,410	2,817,390	Fomento Economico
Tata Consultancy Services	218,304	2,356,297	Mexicano, ADR	68,690	2,498,942
Tata Steel	259,040	2,251,115	Gruma, Cl. B	724,466 [a]	1,111,579
		64,355,021	Grupo Continental	1,603,790	3,092,468
Indonesia—1.9%			Grupo Modelo, Ser. C	658,300 [a]	2,402,647
Astra International	812,500	2,430,246			37,557,085
Bank Central Asia	3,300,500	1,391,580	Philippines—.7%
Bank Mandiri	7,251,500	2,949,519	ABS-CBN Holdings	1,088,000	691,218
Gudang Garam	4,034,640	5,723,745	Bank of the Philippine Islands	1,385,961	1,278,169
Indosat	3,663,500	1,908,073	Globe Telecom	187,030	3,871,304
Kalbe Farma	5,136,500	647,158	Metropolitan Bank & Trust	619,100	494,823
Telekomunikasi Indonesia	2,839,900	2,366,583	Union Bank of the Philippines	1,653,700	1,033,668
United Tractors	2,803,500	3,754,688			7,369,182
		21,171,592	Poland—.9%
Israel—1.9%			Bank Pekao	24,190 [a]	1,235,673
Bank Hapoalim	628,150 [a]	2,018,020	KGHM Polska Miedz	189,700	5,681,409
Bank Leumi Le-Israel	1,021,660 [a]	3,494,763	Telekomunikacja Polska	579,370	3,263,600
Israel Discount Bank, Cl. A	1,482,286	2,595,708			10,180,682

52

BNY Mellon Emerging Markets Fund (continued)

Common Stocks (continued)	Shares	Value ($)		Shares	Value ($)

Russia—6.1%			South Korea (continued)
Gazprom, ADR	1,320,890	28,002,868	Hyundai Mobis	70,080	7,435,023
LUKOIL, ADR	392,830	19,877,198	Hyundai Motor	46,072	3,910,347
MMC Norilsk Nickel, ADR	543,813 [a]	6,036,324	Kangwon Land	273,760	3,616,815
Mobile Telesystems, ADR	94,960	4,119,365	KB Financial Group	197,948 [a]	8,162,641
Vimpel-Communications, ADR	387,090 [a]	5,976,670	KB Financial Group, ADR	30,630 [a]	1,248,826
Wimm-Bill-Dann Foods, ADR	51,960 [a]	3,289,588	Korea Electric Power	353,315 [a]	8,868,945
		67,302,013	Korea Investment Holdings	120,820	3,463,333
South Africa—7.4%			KT	241,150	7,530,507
ABSA Group	178,000	2,900,122	KT & G	71,062	3,829,348
Anglo Platinum	46,300 [a]	4,106,562	KT, ADR	328,240	5,110,697
AngloGold Ashanti, ADR	166,527	6,397,967	Kukdo Chemical	68,030	1,590,581
ArcelorMittal South Africa	240,248	3,607,040	LG	98,802	6,020,364
Aveng	614,831	3,256,127	LG Chem	28,761	4,340,979
Barloworld	512,760	3,137,396	LG Dacom	288,820	4,255,175
FirstRand	3,552,294	7,251,164	LG Electronics	35,416	4,055,159
Gold Fields	272,760	3,321,364	Lotte Confectionery	1,674	1,388,633
Gold Fields, ADR	123,960	1,496,197	Lotte Shopping	25,907	5,901,627
Impala Platinum Holdings	128,870	3,011,577	POSCO	22,277	8,231,912
JD Group	174,448	952,798	POSCO, ADR	11,840	1,082,886
Metropolitan Holdings	3,044,540	5,326,331	S-Oil	78,407	3,609,899
MTN Group	576,949	9,455,749	Samsung Electronics	63,538	39,224,756
Murray & Roberts Holdings	58,310	412,244	Samsung Fire & Marine Insurance	21,778	3,906,055
Nampak	1,813,164 [a]	3,997,142	Shinhan Financial Group	187,073 [a]	6,141,399
Naspers, Cl. N	74,100	2,424,121	SK Telecom	11,729	1,643,506
Nedbank Group	281,509	4,171,160	SK Telecom, ADR	328,280	5,108,037
Remgro	275,580	3,046,453	Youngone	352,288 [a]	2,194,572
Sanlam	541,381	1,426,610	Youngone Holdings	155,612	2,772,333
Sappi	869,997	3,377,326	Yuhan	4,842	750,202
Sasol	132,163	4,977,837			171,775,947
Sasol, ADR	39,170	1,480,234	Taiwan—10.4%
Telkom	341,070	1,903,188	Alpha Networks	2,448,672	1,710,980
		81,436,709	Asia Cement	2,034,920	2,169,905
South Korea—15.6%			Asustek Computer	1,586,166	2,525,028
Busan Bank	292,120	2,631,396	Au Optronics	2,457,130	2,478,293
CJ Cheiljedang	4,729	632,351	Cathay Financial Holding	1,390,000 [a]	1,944,602
Daegu Bank	346,890	4,041,356	China Steel	3,811,111	3,461,857
Daehan Steel	249,900	2,831,360	Chinatrust Financial Holding	6,517,294	3,623,304
Daishin Securities	185,280	2,410,761	Compal Electronics	10,628,786	10,720,329
Honam Petrochemical	51,050	3,834,166	First Financial Holding	5,033,792	2,729,731

The Funds

53

STATEMENT OF INVESTMENTS (continued)

BNY Mellon Emerging Markets Fund (continued)

Common Stocks (continued)	Shares	Value ($)		Shares	Value ($)

Taiwan (continued)			Thailand (continued)
Formosa Plastics	1,650,673	2,968,719	Siam Cement	498,880	2,875,486
Foxconn Technology	577,300	1,473,219	Thai Airways International	1,012,900 [a]	568,263
Fubon Financial Holding	1,716,000 [a]	1,603,056	Thai Beverage	1,568,000	266,602
HON HAI Precision Industry	4,277,400	14,424,116	Thai Oil	2,198,900	2,584,083
HTC	288,000	2,896,055	Thai Union Frozen Products	1,785,900	1,336,084
Lite-On Technology	4,645,875	5,208,110			43,136,272
Mega Financial Holding	6,036,000	3,007,319	Turkey—3.1%
Nan Ya Printed Circuit Board	1,121,970	3,664,175	Anadolu Anonim
Nien Hsing Textile	1,046,000	506,849	Turk Sigorta Sirketi	2,113,946	1,775,596
Powertech Technology	1,146,250	3,130,584	Anadolu Hayat Emeklilik	1,590,510	3,138,397
Quanta Computer	2,909,494	6,028,207	Asya Katilim Bankasi	2,313,280 [a]	4,286,993
SinoPac Financial Holdings	17,541,225 [a]	5,259,730	Haci Omer Sabanci Holding	1,064,294	4,114,996
Taishin Financial Holdings	12,929,000 [a]	4,281,321	Selcuk Ecza Deposu
Taiwan Semiconductor			Ticaret ve Sanayi	2,510,024	5,354,361
Manufacturing	3,784,517	6,806,416	Tupras Turkiye Petrol Rafine	224,660	3,369,675
Taiwan Semiconductor			Turk Sise ve Cam Fabrikalari	2,335,507 [a]	2,475,472
Manufacturing, ADR	658,737	7,048,486	Turkcell Iletisim Hizmet	229,350	1,490,676
Unimicron Technology	4,137,000	4,354,869	Turkcell Iletisim Hizmet, ADR	120,720	1,944,799
United Microelectronics	13,596,397 [a]	5,576,272	Turkiye Is Bankasi, Cl. C	1,637,910	6,496,610
Yageo	10,993,960	2,788,862			34,447,575
Yuanta Financial Holding	3,045,000	1,882,513	United Kingdom—.1%
		114,272,907	JKX Oil & Gas	296,200	1,177,046
Thailand—3.9%			United States—1.5%
Asian Property Development	12,442,100	1,965,329	iShares MSCI Emerging
Bangkok Bank	1,883,800	5,972,374	Markets Index Fund	467,770 [c]	16,516,959
Banpu	266,900	3,042,493	Total Common Stocks
Charoen Pokphand Foods	18,939,200	3,210,326	(cost $864,530,906)		990,568,936
CP ALL	5,928,900	2,845,620
Electricity Generating	1,073,100	2,440,969	Preferred Stocks—7.5%

Kasikornbank	2,989,800	6,514,925	Brazil
Krung Thai Bank	13,546,500	3,322,576	Banco Bradesco	229,900	3,750,955
PTT	447,200	3,051,384	Bradespar	226,900	3,521,423
PTT Exploration & Production	771,000	3,139,758	Braskem, Cl. A	1,638,400 [a]	9,093,046

54

BNY Mellon Emerging Markets Fund (continued)

Preferred Stocks (continued)	Shares	Value ($)	Other Investment—1.0%	Shares	Value ($)

Brazil (continued)			Registered Investment Company;
Cia de Bebidas das Americas	56,800	4,249,377	Dreyfus Institutional Preferred
Cia de Tecidos do Norte			Plus Money Market Fund
de Minas—Coteminas	821,960	2,202,418	(cost $11,500,000)	11,500,000 [d]	11,500,000

Cia Energetica de Minas Gerais	366,653	5,398,536	Investment of Cash Collateral
Cia Paranaense			for Securities Loaned—.2%

de Energia, Cl. B	327,200	5,091,938
			Registered Investment Company;
Itau Unibanco Holding	403,335	6,756,134
			Dreyfus Institutional Cash
Petroleo Brasileiro	1,370,200	22,813,645
			Advantage Plus Fund
Tele Norte Leste Participacoes	199,800	3,201,549	(cost $1,702,292)	1,702,292 [d]	1,702,292
Usinas Siderurgicas de
Minas Gerais, Cl. A	146,250	3,437,616	Total Investments
Vale, Cl. A	518,600	9,052,868	(cost $944,715,779)	98.6%	1,086,262,538
Vivo Participacoes	170,900	3,921,805	Cash and Receivables (Net)	1.4%	15,509,081
Total Preferred Stocks			Net Assets	100.0%	1,101,771,619
(cost $66,982,581)		82,491,310

ADR—American Depository Receipts GDR—Global Depository Receipts

a	Non-income producing security.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At August 31, 2009, these securities amounted to $10,669,748 or 1.0% of net assets.

c	All or a portion of this security is on loan.At August 31, 2009, the total market value of the fund’s security on loan is $1,624,260 and the total market value of the collateral held by the fund is $1,702,292.

[d]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Financial	22.5	Consumer Staples	5.2
Energy	14.0	Utilities	3.7
Information Technology	13.0	Health Care	2.0
Materials	12.0	Exchange Traded Funds	1.5
Telecommunication Services	11.5	Money Market Investments	1.2
Consumer Discretionary	6.1
Industrial	5.9		98.6

† Based on net assets.
See notes to financial statements.

The Funds

55

STATEMENT OF INVESTMENTS
August 31, 2009

BNY Mellon International Appreciation Fund

Common Stocks—99.7%	Shares	Value ($)		Shares	Value ($)

Consumer Discretionary—10.1%			Consumer Staples—9.4%
Adidas, ADR	12,000	283,680	Aeon, ADR	54,000	569,700
Bridgestone, ADR	16,000	588,000	Ajinomoto, ADR	5,600	572,888
British Sky Broadcasting Group, ADR	15,075	532,600	British American Tobacco, ADR	28,200	1,712,586
Casio Computer, ADR	5,000	496,415	Cadbury, ADR	10,018	378,580
Compass Group, ADR	65,400	349,236	Coca Cola Hellenic Bottling, ADR	15,150	349,208
Dailmer	33,100	1,494,796	Coca-Cola Amatil, ADR	69,750	1,157,850
Denso, ADR	6,000	702,960	Delhaize Group, ADR	16,600	1,110,540
Electrolux, ADR	16,400	678,960	Diageo, ADR	18,570	1,152,083
Fiat, ADR	44,800 [a]	530,880	Foster’s Group, ADR	136,200	618,348
Hennes & Mauritz, ADR	71,500	790,075	Groupe Danone, ADR	86,000	924,500
Honda Motor, ADR	54,600	1,710,618	Heineken, ADR	21,050	442,050
Husqvarna, ADR	37,650	535,541	Henkel & Co., ADR	15,300	602,055
Intercontinental Hotels Group, ADR	31,470	388,340	Imperial Tobacco Group, ADR	15,100	842,278
Kingfisher, ADR	70,276	476,471	J. Sainsbury, ADR	15,475	326,368
Ladbrokes, ADR	83,611	259,194	Kao, ADR	2,600	657,826
LVMH Moet Hennessy			Kirin Holdings, ADR	42,000	616,140
Louis Vuitton, ADR	39,500	755,299	Koninklijke Ahold, ADR	35,380	412,177
Marks & Spencer Group, ADR	39,500	430,945	L’Oreal, ADR	53,500	1,050,740
Marui Group, ADR	32,500	455,975	Nestle, ADR	107,680	4,463,336
Mediaset, ADR	27,700	544,028	Sabmiller, ADR	26,900	623,811
Nissan Motor, ADR	57,500	802,125	Shiseido, ADR	27,000	473,850
Panasonic, ADR	65,000	1,035,450	Tesco, ADR	77,868	1,423,427
Pearson, ADR	25,400	309,880	Toyo Suisan Kaisha, ADR	2,000	510,969
Peugeot, ADR	15,200 [a]	439,280	Unilever (NY Shares)	48,400	1,351,812
Publicis Groupe, ADR	22,300	820,640	Unilever, ADR	39,020	1,068,758
Reed Elsevier, ADR	12,443	359,229	Yamazaki Baking, ADR	7,500	1,018,703
Sega Sammy Holdings, ADR	160,000	515,200			24,430,583
Sharp, ADR	47,000	538,620	Energy—8.1%
Sodexo, ADR	29,100	1,683,435	BG Group, ADR	20,880	1,710,907
Sony, ADR	32,700	874,398	BP, ADR	90,496	4,656,019
TABCORP Holdings, ADR	10,340	584,919	ENI, ADR	45,142	2,141,988
Television Broadcasts, ADR	58,500	494,910	Repsol YPF, ADR	30,500	757,620
Thomson Reuters, ADR	1,472	281,314	Royal Dutch Shell, Cl. A, ADR	51,727	2,869,297
Toyota Motor, ADR	41,150	3,505,568	Royal Dutch Shell, Cl. B, ADR	41,338	2,238,039
Vivendi, ADR	27,300	788,970	Santos, ADR	10,800	568,080
Volkswagen, ADR	16,500	641,850	StatoilHydro, ADR	36,005	786,349
Wolters Kluwer, ADR	14,300	281,424	Technip, ADR	8,800	543,400
WPP, ADR	9,640	398,807	Total, ADR	63,424	3,632,292
		26,360,032

56

BNY Mellon International Appreciation Fund (continued)

Common Stocks (continued)	Shares	Value ($)		Shares	Value ($)

Energy (continued)			Financial (continued)
Tullow Oil, ADR	1,440	248,976	Lend Lease, ADR	195,300	1,552,635
Woodside Petroleum, ADR	21,605	885,805	Lloyds Banking Group, ADR	125,250	895,538
		21,038,772	Mitsubishi Estate, ADR	6,200	1,029,138
Financial—26.4%			Mitsubishi Financial Group, ADR	297,848	1,888,356
Aegon (NY Shares)	59,800 [a]	450,892	Mitsui Sumitoto Insurance
Allianz, ADR	166,000	1,917,300	Group Holdings, ADR	46,400	645,888
Alpha Bank, ADR	92,700 [a]	361,530	Mizuho Financial Group, ADR	181,500	876,645
Australian & New Zealand			National Australia Bank, ADR	72,000	1,717,200
Banking Group, ADR	90,600	1,622,646	National Bank of Greece, ADR	115,320	736,895
AXA, ADR	63,800	1,459,106	Nomura Holdings, ADR	98,000	869,260
Banco Bilbao Vizcaya Argentaria, ADR	153,730	2,734,857	ORIX, ADR	12,000	457,560
Banco Santander, ADR	240,200	3,706,286	Promise, ADR	52,000	251,160
Bank of Yokohama, ADR	10,300	582,924	Prudential, ADR	54,050	929,660
Barclays, ADR	76,200 [a]	1,862,328	Shinsei Bank, ADR	113,000	389,850
BNP Paribas, ADR	52,600	2,117,150	Shizuoka Bank, ADR	4,700	491,964
British Land, ADR	57,600	453,312	Sino Land, ADR	46,000	392,895
Capitaland, ADR	94,500	472,500	Social Generale, ADR	119,445	1,927,842
Cheung Kong Holdings, ADR	63,000	746,550	Sumitomo Mitsui Financial Group, ADR	277,700	1,183,002
City Developments, ADR	101,000	696,668	Sumitomo Trust & Banking, ADR	95,000	580,450
Commerzbank, ADR	43,300	398,360	Sun Hung Kai Properties, ADR	58,000	788,800
Commonwealth Bank			Suruga Bank, ADR	4,800	471,902
of Australia, ADR	17,400 [b]	2,024,330	Swire Pacific, ADR	50,000	524,000
Credit Agricole, ADR	33,600	307,440	Swiss Reinsurance, ADR	16,914	785,655
Credit Suisse Group, ADR	36,290	1,846,798	Tokio Marine Holdings, ADR	30,234	890,391
Daiwa House Industry, ADR	5,300	584,325	Tokyu Land, ADR	12,700	596,906
Daiwa Securities Group, ADR	9,900	604,890	UBS	111,564 [a]	2,043,852
Danske Bank, ADR	35,400 [a]	477,546	United Overseas Bank, ADR	29,500	685,875
Deutsche Bank	26,023	1,758,634	Westfield Group, ADR	32,450	696,053
DNB NOR, ADR	3,040 [b]	311,403	Westpac Banking, ADR	19,660	2,006,106
Erste Group Bank, ADR	20,000	425,400	Zurich Financial Services, ADR	52,600	1,154,570
Fortis, ADR	150,300	631,260			68,838,973
Friends Provident Group, ADR	40,700	556,369	Health Care—8.1%
Hachijuni Bank, ADR	4,400	250,140	AstraZeneca, ADR	43,169	2,012,970
Hang Seng Bank, ADR	40,400	565,600	Bayer, ADR	25,500	1,565,700
HSBC Holdings, ADR	98,920	5,333,766	Cie Generale d’Opitique Essilor
Hysan Development, ADR	101,500	476,157	International, ADR	19,600	528,220
ING Groep, ADR	62,400 [a]	940,368	Eisai, ADR	31,000	1,134,600
Intesa Sanpaolo, ADR	157,298 [a]	4,080,310	Elan, ADR	13,200 [a]	95,436
Legal & General Group, ADR	96,400	621,780	Fresenius Medical Care, ADR	10,200	456,960

The Funds

57

STATEMENT OF INVESTMENTS (continued)

BNY Mellon International Appreciation Fund (continued)

Common Stocks (continued)	Shares	Value ($)		Shares	Value ($)

Health Care (continued)			Industrial (continued)
GlaxoSmithKline, ADR	71,801	2,807,419	Mitsubishi, ADR	24,000	967,200
Novartis, ADR	67,910	3,155,778	Mitsui & Co., ADR	3,100	800,141
Novo Nordisk, ADR	25,100	1,531,351	MTR, ADR	11,300	382,166
Olympus, ADR	67,000	1,802,300	Neptune Orient Lines, ADR	83,750	368,500
Roche Holding, ADR	85,440	3,403,930	Nippon Yusen, ADR	71,500	612,755
Sanofi-Aventis, ADR	62,800	2,139,596	NSK, ADR	7,900	517,529
Smith & Nephew, ADR	10,500	443,625	Orkla, ADR	29,300	235,226
		21,077,885	Panasonic Electric Works, ADR	4,300	516,844
Industrial—11.4%			Rolls-Royce Group, ADR	15,740	582,380
ABB, ADR	90,640 [a]	1,737,569	Ryanair Holdings, ADR	8,360 [a]	228,980
Air France, ADR	43,600 [a]	661,412	Sandvik, ADR	56,100	564,927
All Nippon Airways, ADR	94,500	584,738	Secom, ADR	5,500	495,275
Amada, ADR	15,500	436,437	Siemens, ADR	25,642	2,226,751
Asahi Glass, ADR	59,000	503,270	SKF, ADR	40,200	613,050
Atlas Copco, Cl. A, ADR	52,300	663,687	Sumitomo Electric
Atlas Copco, Cl. B, ADR	50,900	570,080	Industries, ADR	3,900	505,341
Bae Systems, ADR	29,525	596,110	Sumitomo, ADR	55,000	566,500
British Airways, ADR	13,660	419,499	Taisei, ADR	19,500	428,826
Dai Nippon Printing, ADR	36,000	522,720	TNT, ADR	19,145	471,924
Deutsche Lufthansa, ADR	37,500	600,375	Tomkins, ADR	40,425	463,271
European Aeronautic Defence			Toppan Printing, ADR	9,200	446,200
and Space, ADR	25,900	536,130	Toto, ADR	4,600	321,328
Experian, ADR	34,970	290,251	Verbund-Oesterreichische
Hutchison Whampoa, ADR	11,800	412,410	Elektrizitaetswirtschafts, ADR	53,000	553,850
Invensys, ADR	93,810	418,393	Vestas Wind Systems, ADR	17,100 [a]	409,545
ITOCHU, ADR	7,100	505,875	Volvo, ADR	72,200	627,418
Japan Airlines, ADR	149,600 [a]	1,350,888	Wolseley, ADR	42,100	98,514
Kajima, ADR	13,500	379,831			29,632,189
Kawasaki Heavy Industries, ADR	43,500	463,301	Information Technology—5.1%
Keppel, ADR	43,500	460,230	Advantest, ADR	18,500	455,100
Komatsu, ADR	9,500	678,395	Alcatel-Lucent, ADR	110,400 [a]	414,000
Koninklijke Philips Electronics			Canon, ADR	35,500	1,356,455
(NY Shares)	34,000	766,700	Computershare, ADR	50,200	427,865
Kubota, ADR	12,000	490,920	Dassault Systemes, ADR	7,800	399,594
Marubeni, ADR	6,700	334,665	Fujifilm Holdings, ADR	20,000	592,000
Metso, ADR	21,000	527,730	Fujitsu, ADR	16,200	541,080
Mitsubishi Electric, ADR	9,600	716,132	Hitachi, ADR	14,300	502,216

58

BNY Mellon International Appreciation Fund (continued)

Common Stocks (continued)	Shares	Value ($)		Shares	Value ($)

Information			Materials (continued)
Technology (continued)			Norsk Hydro, ADR	43,500 [a]	260,130
Kyocera, ADR	7,400	614,052	Oji Paper, ADR	8,400	397,521
NEC, ADR	110,000 [a]	397,206	Rexam, ADR	14,920	331,075
Nidec, ADR	28,000	501,760	Rio Tinto, ADR	9,375	1,454,625
Nintendo, ADR	28,000	939,400	Solvay, ADR	4,600	483,368
Nokia, ADR	123,900	1,735,839	Stora Enso, ADR	55,600 [a]	380,860
Omron, ADR	24,700	416,936	Sumitomo Metal
Ricoh, ADR	4,400	318,956	Industries, ADR	19,600	485,100
Sage Group, ADR	19,650	279,816	Svenska Cellulosa, ADR	43,700	567,663
SAP, ADR	24,080	1,174,141	Syngenta, ADR	20,750	973,590
TDK, ADR	9,400	544,730	Taiheiyo Cement, ADR	21,300	369,676
Telefonaktiebolaget LM			Teijin, ADR	16,100	532,820
Ericsson, ADR	109,200	1,046,136	Toray Industries, ADR	9,500	557,107
Trend Micro, ADR	13,000	505,700	UPM-Kymmene, ADR	43,400	519,064
		13,162,982			24,169,021
Materials—9.3%			Telecommunications—5.9%
Air Liquide, ADR	36,894	785,842	BT Group, ADR	27,910	633,278
Akzo Nobel, ADR	6,400	362,304	Deutsche Telekom, ADR	78,200	1,041,624
Alumina, ADR	48,575	265,705	France Telecom, ADR	56,300	1,449,162
Amcor, ADR	27,425	525,463	Hellenic Telecommunications
Anglo American, ADR	92,316 [a]	1,494,596	Organization, ADR	20,600	150,380
ArcelorMittal (NY Shares)	28,924	1,030,562	Koninklijke KPN, ADR	46,600	715,310
Asahi Kasei, ADR	9,900	470,250	Nippon Telegraph &
BASF, ADR	33,100	1,729,144	Telephone, ADR	44,600	990,120
BHP Billiton, ADR	84,499	4,919,048	NTT Docomo, ADR	62,100	954,477
Boral, ADR	30,275	591,119	Portugal Telecom, ADR	26,300	271,942
CRH, ADR	19,300	491,378	Singapore
Intalcementi, ADR	13,600	204,144	Telecommunications, ADR	27,135	589,915
James Hardie Industries, ADR	16,400	464,284	Swisscom, ADR	10,000	344,600
Johnson Matthey, ADR	6,650	304,238	Telecom Corp
			New Zealand, ADR	25,373	236,730
Kobe Steel, ADR	45,200	411,320
			Telecom Italia, ADR	71,679	971,085
Koninklijke DSM, ADR	16,000	145,760
			Telefonica, ADR	42,075	3,188,444
Lafarge, ADR	23,224	493,510
			Telenor, ADR	8,300 [a]	233,230
Newcrest Mining, ADR	18,047	450,634
			Telstra, ADR	37,660	517,448
Nippon Steel, ADR	21,000	828,450
			Vodafone Group, ADR	146,413	3,180,090
Nisshin Steel, ADR	9,250	376,920
					15,467,835
Nitto Denko, ADR	1,700	511,751

The Funds

59

STATEMENT OF INVESTMENTS (continued)

BNY Mellon International Appreciation Fund (continued)

Common Stocks (continued)	Shares	Value ($)		Shares	Value ($)

Utilities—5.9%			Utilities (continued)
Centrica, ADR	49,120	803,112	RWE, ADR	22,000	2,035,220
CLP Holdings, ADR	92,000	621,000	Scottish & Southern Energy, ADR	40,100	725,810
E.ON, ADR	59,527	2,520,968	United Utilities Group, ADR	20,315	297,005
Enel, ADR	186,620	1,101,058	Veolia Enviroment, ADR	28,500	985,815
Energias de Portugal, ADR	12,890	556,204			15,399,523
GDF Suez, ADR	47,949	2,020,273
			Total Investments
Hong Kong & China Gas, ADR	230,800	500,836	(cost $312,868,606)	99.7%	259,577,795
Iberdrola, ADR	49,275	1,823,668
			Cash and Receivables (Net)	.3%	732,345
International Power, ADR	11,920	548,320
National Grid, ADR	17,888	860,234	Net Assets	100.0%	260,310,140

ADR—American Depository Receipts

a	Non-income producing security.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At August 31, 2009, these securities amounted to $2,335,733 or 0.9% of net assets.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Financial	26.4	Health Care	8.1
Industrial	11.4	Telecommunications	5.9
Consumer Discretionary	10.1	Utilities	5.9
Consumer Staples	9.4	Information Technology	5.1
Materials	9.3
Energy	8.1		99.7

† Based on net assets.
See notes to financial statements.

60

STATEMENT OF INVESTMENTS August 31, 2009

BNY Mellon Balanced Fund

Common Stocks—38.0%	Shares	Value ($)		Shares	Value ($)

Consumer Discretionary—4.5%			Energy (continued)
Autoliv	39,540 [a]	1,268,048	Newfield Exploration	32,240 [b]	1,247,366
Best Buy	16,540 [a]	600,071	Occidental Petroleum	35,710	2,610,401
Gap	36,940	725,871	XTO Energy	38,070	1,469,502
Hasbro	31,100	882,929			12,772,434
Home Depot	66,520	1,815,331	Exchange Traded Funds—.6%
Newell Rubbermaid	96,220	1,339,382	Standard & Poor’s Depository
News, Cl. A	32,800	351,616	Receipts (Tr. Ser. 1)	18,370	1,882,190
News, Cl. B	96,470 [a]	1,219,381	Financial—6.3%
Nordstrom	30,950 [a]	867,838	Bank of America	192,060	3,378,335
Omnicom Group	33,780	1,226,890	BlackRock	5,980 [a]	1,193,429
Target	31,730	1,491,310	CIGNA	43,140	1,269,610
Time Warner	27,513	767,888	Citigroup	260,440	1,302,200
Whirlpool	20,120 [a]	1,291,905	Franklin Resources	14,740	1,375,684
		13,848,460	JPMorgan Chase & Co.	86,442	3,756,769
Consumer Staples—3.3%			Lincoln National	28,730	725,145
Coca-Cola Enterprises	69,840	1,411,466	MetLife	33,370	1,260,051
CVS Caremark	47,340	1,776,197	Morgan Stanley	53,050	1,536,328
Kroger	67,770	1,463,154	State Street	29,270	1,536,090
Nestle, ADR	55,470	2,299,232	Wells Fargo & Co.	70,610	1,943,187
PepsiCo	31,350	1,776,605			19,276,828
Philip Morris International	33,770	1,543,627	Health Care—5.0%
		10,270,281	Alexion Pharmaceuticals	19,370 [b]	874,362
Energy—4.2%			AmerisourceBergen	41,860	892,037
Anadarko Petroleum	29,640	1,567,067	Amgen	32,860 [b]	1,963,056
Chevron	32,070	2,242,976	Covidien	18,192	719,857
ConocoPhillips	29,720	1,338,292	Gilead Sciences	21,840 [b]	984,110
ENSCO International	23,130	853,497	Hospira	17,750 [b]	693,848
Hess	28,530	1,443,333	King Pharmaceuticals	53,270 [b]	552,943

The Funds

61

STATEMENT OF INVESTMENTS (continued)

BNY Mellon Balanced Fund (continued)

Common Stocks (continued)	Shares	Value ($)		Shares	Value ($)

Health Care (continued)			Information Technology (continued)
Merck & Co.	40,760	1,321,847	Hewlett-Packard	49,190	2,208,139
Pfizer	189,580	3,165,986	International
Schering-Plough	27,090	763,396	Business Machines	26,020	3,071,661
St. Jude Medical	13,910 [b]	536,091	Microsoft	74,550	1,837,658
Teva Pharmaceutical			Motorola	175,000	1,256,500
Industries, ADR	13,180	678,770	Oracle	89,760	1,963,051
Universal Health Services, Cl. B	14,790	869,060	Sybase	15,980 [a,b]	556,903
Vertex Pharmaceuticals	30,930 [a,b]	1,157,091	Teradata	28,253 [b]	760,853
		15,172,454	Vishay Intertechnology	94,660 [b]	763,906
Industrial—3.5%					22,343,266
Cummins	19,000	861,080	Materials—1.7%
Dover	19,080	659,977	Dow Chemical	55,390	1,179,253
FedEx	19,810	1,361,145	E.I. du Pont de Nemours & Co.	41,980	1,340,421
General Electric	57,370	797,443	Freeport-McMoRan
Norfolk Southern	37,310	1,711,410	Copper & Gold	13,940	877,941
Parker Hannifin	28,870	1,404,814	Owens-Illinois	18,310 [b]	621,441
R.R. Donnelley & Sons	32,420	578,373	Vale, ADR	59,320 [a]	1,139,537
Raytheon	33,120	1,562,602			5,158,593
Textron	28,420 [a]	436,531	Telecommunication
Tyco International	46,632	1,477,768	Services—.6%
		10,851,143	AT & T	75,837	1,975,554
Information Technology—7.3%			Utilities—1.0%
Apple	15,160 [b]	2,550,064	American Electric Power	23,830	748,977
BMC Software	25,610 [b]	912,997	Mirant	39,340 [b]	662,879
Broadcom, Cl. A	27,810 [b]	791,195	Sempra Energy	30,090	1,509,615
Cisco Systems	102,710 [b]	2,218,536			2,921,471
EMC	83,820 [b]	1,332,738	Total Common Stocks
			(cost $99,486,178)		116,472,674
Google, Cl. A	4,590 [b]	2,119,065

62

BNY Mellon Balanced Fund (continued)

	Coupon	Maturity	Principal
Bonds and Notes—35.9%	Rate (%)	Date	Amount ($)	Value ($)

Asset—Backed Certificates—.2%
CIT Equipment Collateral,
Ser. 2006-VT2, Cl. A4	5.05	4/20/14	462,665	463,904
Asset-Backed Certificates/Auto Receivables—1.1%
Franklin Auto Trust,
Ser. 2007-1, Cl. A4	5.03	2/16/15	735,000	756,534
Harley-Davidson Motorcycle Trust,
Ser. 2005-3, Cl. A2	4.41	6/15/12	89,450	91,277
Harley-Davidson Motorcycle Trust,
Ser. 2007-1, Cl. A4	5.21	6/17/13	440,000	458,760
Honda Auto Receivables Owner
Trust, Ser. 2006-3, Cl. A4	5.11	4/15/12	815,000	834,949
Household Automotive Trust,
Ser. 2007-1, Cl. A4	5.33	11/17/13	420,000	423,352
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. A4	5.15	5/15/13	470,000	490,729
Nissan Auto Lease Trust,
Ser. 2006-A, Cl. A4	5.10	7/16/12	304,142	304,796
				3,360,397
Banks—1.3%
Bank of America,
Sub. Notes	5.49	3/15/19	1,000,000	907,201
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	470,000	444,075
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	600,000	602,594
HSBC Holdings,
Sub. Notes	6.50	9/15/37	500,000	518,790
JPMorgan Chase & Co.,
Sr. Unscd. Notes	5.38	10/1/12	535,000	574,839
Morgan Stanley,
Sub. Notes	4.75	4/1/14	730,000	725,457
PNC Funding,
Bank Gtd. Notes	4.50	3/10/10	275,000	277,792
				4,050,748
Commercial & Professional Services—.2%
Seminole Tribe of Florida,
Sr. Scd. Notes	5.80	10/1/13	760,000 [c]	715,642
Commercial Mortgage
Pass-Through Certificates—.7%
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2007-CD4, Cl. A2B	5.21	12/11/49	455,000	447,558
Credit Suisse Mortgage Capital
Certificates, Ser. 2007-C2, Cl. A2	5.45	1/15/49	585,000 [d]	579,010

The Funds

63

STATEMENT OF INVESTMENTS (continued)

BNY Mellon Balanced Fund (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Commercial Mortgage Pass-Through Certificates (continued)
CWCapital Cobalt,
Ser. 2007-C2, Cl. A2	5.33	4/15/47	705,000	687,156
LB-UBS Commercial Mortgage Trust,
Ser. 2007-C2, Cl. A2	5.30	2/15/40	315,000	313,904
				2,027,628
Diversified Financial Services—1.8%
AEP Texas Central Transition
Funding, Sr. Scd. Bonds, Ser. A-4	5.17	1/1/20	915,000	953,243
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.08	10/1/16	365,000 [c]	340,939
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.44	10/1/16	455,000 [c]	425,006
AXA Financial,
Sr. Unscd. Notes	7.75	8/1/10	840,000	878,394
Blackrock,
Sr. Unscd. Notes	6.25	9/15/17	710,000	748,034
Blackstone Holdings Finance,
Gtd. Notes	6.63	8/15/19	335,000 [c]	338,148
General Electric Capital,
Sr. Unscd. Notes	5.63	9/15/17	795,000	798,023
HSBC Finance,
Sr. Unscd. Notes	5.00	6/30/15	240,000	240,973
International Lease Finance,
Sr. Unscd. Notes	5.75	6/15/11	470,000	419,506
John Deere Capital,
Sr. Unscd. Notes	7.00	3/15/12	435,000	485,459
				5,627,725
Food & Beverages—.2%
Diageo Finance,
Gtd. Notes	5.50	4/1/13	435,000	469,975
General Mills,
Sr. Unscd. Notes	5.65	2/15/19	195,000	211,088
				681,063
Foreign/Governmental—.3%
United Mexican States,
Sr. Unscd. Notes	5.63	1/15/17	825,000	839,438
United Mexican States,
Sr. Unscd. Notes	6.63	3/3/15	185,000	200,725
				1,040,163
Health Care—.2%
Aetna,
Sr. Unscd. Notes	5.75	6/15/11	545,000	573,690

64

BNY Mellon Balanced Fund (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Industrials—.4%
CRH America,
Gtd. Notes	5.30	10/15/13	615,000	618,233
United Technologies,
Notes	6.13	7/15/38	575,000	648,854
				1,267,087
Media & Telecommunications—1.9%
AT & T,
Sr. Unscd. Notes	6.50	9/1/37	420,000	453,776
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	465,000	512,966
Comcast,
Gtd. Notes	5.90	3/15/16	735,000	785,132
News America Holdings,
Gtd. Debs.	7.60	10/11/15	365,000	400,889
News America,
Gtd. Notes	6.15	3/1/37	250,000	242,274
Rogers Wireless,
Gtd. Notes	6.38	3/1/14	530,000	585,093
SBC Communications,
Sr. Unscd. Notes	5.88	8/15/12	695,000	760,652
Telefonica Emisiones,
Gtd. Notes	4.95	1/15/15	400,000	424,799
Time Warner Cable,
Gtd. Notes	8.25	4/1/19	575,000	691,666
Verizon Communications,
Sr. Unscd. Notes	5.50	2/15/18	850,000	894,164
				5,751,411
Property & Casualty Insurance—.2%
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	535,000	626,871
Real Estate—.3%
Simon Property Group,
Sr. Unscd. Notes	5.75	5/1/12	750,000	787,061
Retail—.2%
Wal-Mart Stores,
Sr. Unscd. Notes	6.50	8/15/37	590,000	682,584
State/Territory General Obligations—.1%
California
GO (Various Purpose) (Build America Bonds)	7.55	4/1/39	325,000	348,881
Technology—.7%
International Business Machines,
Sr. Unscd. Debs	7.00	10/30/25	320,000 [a]	380,271

The Funds

65

STATEMENT OF INVESTMENTS (continued)

BNY Mellon Balanced Fund (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Technology (continued)
Intuit,
Sr. Unscd. Notes	5.40	3/15/12	710,000	745,995
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	765,000	840,950
				1,967,216
U.S. Government Agencies—3.4%
Federal Agricultural Mortgage
Corp., Notes	2.10	8/10/12	735,000	741,665
Federal Farm Credit Banks,
Bonds	3.00	9/22/14	1,055,000	1,068,352
Federal Farm Credit Banks,
Bonds	3.88	8/25/11	1,000,000	1,051,240
Federal Home Loan Banks,
Bonds	3.63	10/18/13	1,090,000	1,143,991
Federal Home Loan Banks,
Bonds	5.65	4/20/22	720,000	763,952
Federal Home Loan Mortgage Corp.,
Notes	2.00	4/27/12	485,000 [e]	487,648
Federal Home Loan Mortgage Corp.,
Notes	3.00	4/21/14	1,215,000 [e]	1,213,413
Federal Home Loan Mortgage Corp.,
Notes	5.50	3/22/22	405,000 [e]	429,411
Federal Home Loan Mortgage Corp.,
Notes	5.90	6/15/22	720,000 [e]	765,720
Federal National Mortgage
Association, Notes	3.00	9/16/14	530,000 [e]	539,007
Federal National Mortgage
Association, Notes	5.25	3/5/14	1,500,000 [e]	1,536,822
Federal National Mortgage
Association, Notes	5.38	4/11/22	620,000 [e]	651,716
				10,392,937
U.S. Government Agencies/Mortgage-Backed—13.8%
Federal Home Loan Mortgage Corp.:
4.50%, 3/1/21—7/1/39			293,516 [e]	299,596
5.00%, 6/1/28—7/1/28			1,051,308 [e]	1,094,644
5.50%, 6/1/34—11/1/38			2,730,947 [e]	2,855,211
5.77%, 4/1/37			744,666 [d,e]	785,725
6.00%, 7/1/37—6/1/39			4,341,768 [e]	4,583,703
7.00%, 8/1/29—8/1/36			201,069 [e]	219,153

66

BNY Mellon Balanced Fund (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Government Agencies/
Mortgage-Backed (continued)
Federal National Mortgage Association:
4.50%, 3/1/23—6/1/39			3,148,076 [e]	3,204,328
5.00%, 4/1/23—10/1/36			3,841,916 [e]	3,980,172
5.50%, 7/1/35—3/1/38			8,340,837 [e]	8,715,299
5.68%, 4/1/37			826,899 [d,e]	870,262
5.98%, 5/1/37			1,002,317 [d,e]	1,056,970
6.00%, 4/1/33—12/1/37			3,367,286 [e]	3,562,553
6.02%, 8/1/37			1,713,018 [d,e]	1,813,275
6.50%, 10/1/36—4/1/38			3,479,124 [e]	3,727,905
7.00%, 6/1/32			112,467 [e]	123,443
7.50%, 7/1/32			89,476 [e]	99,526
Government National Mortgage Association I:
5.00%, 11/15/34—4/15/38			3,499,119	3,617,079
5.50%, 2/15/36			545,430	571,914
6.00%, 8/15/38			885,461	935,286
6.50%, 8/15/38			111,504	118,743
9.00%, 12/15/09			5	5
				42,234,792
U.S. Government Securities—8.9%
U.S. Treasury Bonds	6.25	8/15/23	500,000	618,906
U.S. Treasury Inflation Protected Securities, Notes	0.63	4/15/13	576,407 [a,f]	568,121
U.S. Treasury Inflation Protected Securities, Notes	1.38	7/15/18	1,094,967 [a,f]	1,062,118
U.S. Treasury Inflation Protected Securities, Notes	2.38	1/15/17	1,384,705 [f]	1,446,584
U.S. Treasury Inflation Protected Securities, Bonds	2.38	1/15/27	1,384,705 [a,f]	1,421,053
U.S. Treasury Notes	3.25	5/31/16	395,000 [a]	402,129
U.S. Treasury Notes	3.75	11/15/18	180,000 [a]	184,894
U.S. Treasury Notes	4.00	11/15/12	5,000,000 [a]	5,384,770
U.S. Treasury Notes	4.25	8/15/13	2,660,000	2,896,700
U.S. Treasury Notes	4.25	11/15/13	850,000 [a]	925,703
U.S. Treasury Notes	4.50	11/15/15	150,000 [a]	164,649
U.S. Treasury Notes	4.50	5/15/17	865,000	943,459
U.S. Treasury Notes	4.63	8/31/11	2,785,000 [a]	2,986,044
U.S. Treasury Notes	4.63	2/29/12	3,580,000 [a]	3,878,987
U.S. Treasury Notes	5.13	5/15/16	3,785,000 [a]	4,292,724
				27,176,841
Total Bonds and Notes
(cost $105,900,475)				109,776,641

The Funds

67

STATEMENT OF INVESTMENTS (continued)

BNY Mellon Balanced Fund (continued)

			Investment of Cash Collateral
Other Investments—25.8%	Shares	Value ($)	for Securities Loaned—8.6%	Shares	Value ($)

Registered Investment Company;			Registered Investment Company;
BNY Mellon Emerging Markets Fund	2,089,826 [g]	18,202,384	Dreyfus Institutional Cash
BNY Mellon International Fund	2,422,828 [g]	24,519,018	Advantage Plus Fund
BNY Mellon Mid Cap Stock Fund	2,169,930 [g]	18,748,196	(cost $26,231,002)	26,231,002 [h]	26,231,002
BNY Mellon Small Cap Stock Fund	1,071,934 [g]	9,186,473	Total Investments
Dreyfus Institutional Preferred			(cost $329,607,159)	108.3%	331,377,388
Plus Money Market Fund	8,241,000 [h]	8,241,000
			Liabilities, Less Cash and Receivables	(8.3%)	(25,322,983)
Total Other Investments
(cost $97,989,504)		78,897,071	Net Assets	100.0%	306,054,405

ADR—American Depository Receipts GO—General Obligations

a	All or a portion of these securities are on loan.At August 31, 2009, the total market value of the fund’s securities on loan is $25,250,871 and the total market value of the collateral held by the fund is $26,231,002.

b	Non-income producing security.

c	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At August 31, 2009, these securities amounted to $1,819,735 or 0.6% of net assets.

[d]	Variable rate security—interest rate subject to periodic change.

e	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator.As such, the FHFA will oversee the continuing affairs of these companies.

f	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

g	Investment in affiliated mutual fund.

[h]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

U.S. Government & Agencies	26.1	Industrial	3.5
Mutual Funds: Foreign	14.0	Consumer Staples	3.3
Money Market Investments	11.3	Asset/Mortgage-Backed	2.0
Mutual Funds: Domestic	9.1	Materials	1.7
Corporate Bonds	7.4	Utilities	1.0
Information Technology	7.3	Exchange Traded Funds	.6
Financial	6.3	Telecommunication Services	.6
Health Care	5.0	Foreign/Governmental	.3
Consumer Discretionary	4.5	State/Government General Obligations	.1
Energy	4.2		108.3

† Based on net assets.
See notes to financial statements.

68

STATEMENTS OF ASSETS AND LIABILITIES August 31, 2009

	BNY Mellon	BNY Mellon	BNY Mellon	BNY Mellon
	Large Cap	Income	Mid Cap	Small Cap
	Stock Fund	Stock Fund	Stock Fund	Stock Fund

Assets ($):
Investments in securities—See Statement of Investments†
(including securities on loan)††—Note 2(b):
Unaffiliated issuers	1,456,075,061	127,737,795	1,201,950,614	608,451,716
Affiliated issuers	124,952,850	4,770,683	268,415,744	151,678,930
Cash	—	—	1,437,438	—
Receivable for investment securities sold	13,241,669	125,334	88,146,417	32,920,231
Dividends and interest receivable	2,512,962	312,962	1,044,474	246,451
Receivable for shares of Beneficial
Interest subscribed	610,889	—	740,018	212,346
Prepaid expenses	10,496	12,454	24,946	20,887
	1,597,403,927	132,959,228	1,561,759,651	793,530,561
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 4(c)	826,712	77,393	794,317	472,135
Due to Administrator—Note 4(a)	155,932	13,816	128,908	67,159
Cash overdraft due to Custodian	214,517	168,058	—	335,031
Liability for securities on loan—Note 2(b)	122,299,850	4,504,683	259,410,744	151,678,930
Payable for investment securities purchased	13,786,788	—	94,573,548	23,453,115
Payable for shares of Beneficial Interest redeemed	2,236,080	361,298	923,091	525,761
Interest payable—Note 3	—	77	—	—
Accrued expenses	45,276	26,417	58,637	155,080
	139,565,155	5,151,742	355,889,245	176,687,211
Net Assets ($)	1,457,838,772	127,807,486	1,205,870,406	616,843,350
Composition of Net Assets ($):
Paid-in capital	1,619,750,740	154,194,766	1,464,758,244	831,721,924
Accumulated undistributed investment income—net	189,359	90,510	3,004,265	712,259
Accumulated net realized gain (loss) on investments	(378,456,993)	(35,336,567)	(343,470,764)	(215,030,457)
Accumulated net unrealized appreciation
(depreciation) on investments	216,355,666	8,858,777	81,578,661	(560,376)
Net Assets ($)	1,457,838,772	127,807,486	1,205,870,406	616,843,350
Net Asset Value Per Share
Class M Shares
Net Assets ($)	1,449,565,177	126,762,942	1,185,376,383	610,566,697
Shares Outstanding	214,082,472	23,511,478	137,144,970	71,265,920
Net Asset Value Per Share ($)	6.77	5.39	8.64	8.57
Investor Shares
Net Assets ($)	8,273,595	1,044,544	19,784,576	6,276,653
Shares Outstanding	1,220,083	192,082	2,307,836	750,418
Net Asset Value Per Share ($)	6.78	5.44	8.57	8.36
Dreyfus Premier Shares
Net Assets ($)	—	—	709,447	—
Shares Outstanding	—	—	87,750	—
Net Asset Value Per Share ($)	—	—	8.08	—
† Investments at cost ($):
Unaffiliated issuers	1,239,719,395	118,879,018	1,120,371,953	609,012,092
Affiliated issuers	124,952,850	4,770,683	268,415,744	151,678,930
††Value of securities on loan ($)	117,539,319	4,343,379	239,123,906	144,480,873

See notes to financial statements.

The Funds

69

STATEMENTS OF ASSETS AND LIABILITIES (continued)

	BNY Mellon	BNY Mellon	BNY Mellon	BNY Mellon	BNY Mellon
	U.S. Core Equity	International	Emerging	International	Balanced
	130/30 Fund	Fund	Markets Fund	Appreciation Fund	Fund

Assets ($):
Investments in securities—See Statement of
Investments† (including securities on
loan)††—Note 2(b):
Unaffiliated issuers	103,416,995	1,225,635,529	1,073,060,246	259,577,795	226,249,315
Affiliated issuers	—	17,150,000	13,202,292	—	105,128,073
Cash	288,675	1,400,009	5,340,743	74,907	—
Cash denominated in foreign currencies†††	—	3,700,291	14,952,966	—	—
Receivable to brokers for proceeds
on securities sold short	1,070,696	—	—	—	—
Receivable for investment securities sold	818,913	14,590,144	5,885,339	—	1,459,251
Dividends and interest receivable	185,223	5,538,655	2,996,066	901,784	1,119,352
Receivable for shares of
Beneficial Interest subscribed	25,000	649,661	1,618,706	—	79,000
Unrealized appreciation on forward foreign
currency exchange contracts—Note 5	—	42,635	1,657	—	—
Prepaid expenses	14,396	6,988	12,390	24,772	12,470
	105,819,898	1,268,713,912	1,117,070,405	260,579,258	334,047,461
Liabilities ($):
Due to The Dreyfus Corporation
and affiliates—Note 4(c)	65,402	1,495,758	1,834,152	114,709	124,348
Due to Administrator—Note 4(a)	8,846	132,654	119,232	27,738	24,202
Due to Broker	18,638	—	—	—	—
Cash overdraft due to Custodian	—	—	—	—	104,339
Securities sold short, at value (proceeds
$22,444,687)—See Statement of
Securities Sold Short	23,666,722	—	—	—	—
Payable for investment securities purchased	941,278	13,319,920	11,271,339	—	1,442,915
Payable for shares of
Beneficial Interest redeemed	101,400	1,131,387	319,442	50,873	13,793
Dividends payable on securities sold short	15,591	—	—	—	—
Interest payable—Note 3	194	—	—	283	—
Liability for securities on loan—Note 2(b)	—	—	1,702,292	—	26,231,002
Unrealized depreciation on forward foreign
currency exchange contracts—Note 5	—	19,298	3,572	—	—
Accrued expenses	36,326	74,199	48,757	75,515	52,457
	24,854,397	16,173,216	15,298,786	269,118	27,993,056
Net Assets ($)	80,965,501	1,252,540,696	1,101,771,619	260,310,140	306,054,405

70

	BNY Mellon	BNY Mellon	BNY Mellon	BNY Mellon	BNY Mellon
	U.S. Core Equity	International	Emerging	International	Balanced
	130/30 Fund	Fund	Markets Fund	Appreciation Fund	Fund

Composition of Net Assets ($):
Paid-in capital	140,248,930	1,926,202,481	1,287,286,860	357,267,161	324,545,222
Accumulated undistributed
investment income—net	306,391	27,676,580	9,011,120	5,885,643	4,016,061
Accumulated net realized
gain (loss) on investments	(67,859,713)	(714,866,761)	(336,145,705)	(49,551,853)	(24,277,107)
Accumulated net unrealized appreciation
(depreciation) on investments	—	—	—	(53,290,811)	1,770,229
Accumulated net unrealized appreciation
(depreciation) on investments and
foreign currency transactions	—	13,528,396	141,619,344	—	—
Accumulated net unrealized appreciation
(depreciation) on investments and
securities sold short	8,269,893	—	—	—	—
Net Assets ($)	80,965,501	1,252,540,696	1,101,771,619	260,310,140	306,054,405
Net Asset Value Per Share
Class M Shares
Net Assets ($)	80,951,504	1,247,441,281	1,097,295,893	256,139,610	301,642,807
Shares Outstanding	8,926,517	123,229,526	125,990,606	22,560,989	31,943,846
Net Asset Value Per Share ($)	9.07	10.12	8.71	11.35	9.44
Investor Shares
Net Assets ($)	13,997	5,099,415	4,475,726	4,170,530	4,411,598
Shares Outstanding	1,552	476,986	500,770	370,961	464,580
Net Asset Value Per Share ($)	9.02	10.69	8.94	11.24	9.50
† Investments at cost ($):
Unaffiliated issuers	93,925,067	1,212,159,769	931,513,487	312,868,606	205,386,653
Affiliated issuers	—	17,150,000	13,202,292	—	124,220,506
†† Value of securities on loan ($)	—	—	1,624,260	—	25,250,871
††† Cash denominated in foreign
currencies (cost) ($)	—	3,672,741	14,914,416	—	—

See notes to financial statements.

The Funds

71

STATEMENTS OF OPERATIONS Year Ended August 31, 2009

	BNY Mellon	BNY Mellon	BNY Mellon	BNY Mellon
	Large Cap	Income	Mid Cap	Small Cap
	Stock Fund	Stock Fund	Stock Fund	Stock Fund

Investment Income ($):
Income:
Cash dividends (net of $312,232, $19,358 and $7,092
foreign taxes withheld at source for BNY Mellon
Large Cap Stock Fund, BNY Mellon Income Stock Fund
and BNY Mellon Small Cap Stock Fund, respectively):
Unaffiliated issuers	28,474,792	4,170,513	16,090,992	8,599,852
Affiliated issuers	109,792	1,168	113,391	99,174
Income from securities lending	427,382	29,632	1,339,092	1,620,802
Total Income	29,011,966	4,201,313	17,543,475	10,319,828
Expenses:
Investment advisory fees—Note 4(a)	8,132,748	817,323	7,430,187	4,708,933
Administration fees—Note 4(a)	1,623,422	163,220	1,284,448	718,833
Custodian fees—Note 4(c)	108,689	15,351	96,339	66,723
Trustees’ fees and expenses—Note 4(d)	84,345	9,510	69,355	38,436
Registration fees	34,835	27,536	38,166	42,595
Auditing fees	28,326	26,635	26,010	27,810
Legal fees	25,431	3,592	20,655	21,220
Shareholder servicing costs—Note 4(c)	18,085	2,705	78,056	21,198
Prospectus and shareholders’ reports	3,614	5,077	42,686	15,103
Loan commitment fees—Note 3	2,121	764	4,966	3,097
Interest expense—Note 3	1,295	3,616	4,403	238
Distribution fees—Note 4(b)	—	—	5,734	—
Miscellaneous	31,936	21,299	34,875	35,830
Total Expenses	10,094,847	1,096,628	9,135,880	5,700,016
Less—reduction in investment advisory fee
due to undertaking—Note 4(a)	—	—	—	(209,587)
Less—reduction in fees due to
earnings credits—Note 2(b)	(622)	(182)	(15,771)	(9,870)
Net Expenses	10,094,225	1,096,446	9,120,109	5,480,559
Investment Income—Net	18,917,741	3,104,867	8,423,366	4,839,269
Realized and Unrealized Gain (Loss)
on Investments—Note 5 ($):
Net realized gain (loss) on investments	(378,012,597)	(34,860,865)	(343,074,488)	(188,186,887)
Net realized gain (loss) on options transactions	—	44,176	—	—
Net Realized Gain (Loss)	(378,012,597)	(34,816,689)	(343,074,488)	(188,186,887)
Net unrealized appreciation
(depreciation) on investments	16,668,580	—	(11,324,686)	(20,028,629)
Net unrealized appreciation (depreciation)
on investments and options transactions	—	(3,765,992)	—	—
Net Realized and Unrealized
Gain (Loss) on Investments	(361,344,017)	(38,582,681)	(354,399,174)	(208,215,516)
Net (Decrease) in Net Assets
Resulting from Operations	(342,426,276)	(35,477,814)	(345,975,808)	(203,376,247)

See notes to financial statements.

72

	BNY Mellon	BNY Mellon		BNY Mellon
	U.S. Core Equity	International		Emerging
	130/30 Fund	Fund		Markets Fund

Investment Income ($):
Income:
Cash dividends (net of $15,892, $3,498,540 and $2,142,203
foreign taxes withheld at source for BNY Mellon U.S. Core Equity
130/30 Fund, BNY Mellon International Fund and BNY Mellon
Emerging Markets Fund, respectively):
Unaffiliated issuers	2,513,357	40,812,961		24,395,990
Affiliated issuers	8,164	53,307		45,672
Interest	83,025	79,165		39,209
Income from securities lending	—	—		8,793
Total Income	2,604,546	40,945,433		24,489,664
Expenses:
Investment advisory fees—Note 4(a)	720,696	9,807,053		8,283,055
Interest on securities sold short	428,021	—		—
Dividends on securities sold short	423,668	—		—
Administration fees—Note 4(a)	116,895	1,496,698		931,993
Auditing fees	28,164	40,391		104,028
Registration fees	27,884	31,455		45,219
Custodian fees—Note 4(c)	26,306	1,574,993		2,273,789
Legal fees	25,968	20,873		15,829
Trustees’ fees and expenses—Note 4(d)	7,223	70,994		47,906
Interest expense—Note 3	5,400	25,825		12,549
Prospectus and shareholders’ reports	2,453	7,060		6,171
Loan commitment fees—Note 3	386	1,860		797
Shareholder servicing costs—Note 4(c)	289	14,167		12,228
Miscellaneous	8,797	95,908		63,816
Total Expenses	1,822,150	13,187,277		11,797,380
Less—reduction in investment advisory fee
due to undertaking—Note 4(a)	—	(1,291,783)		—
Less—reduction in fees due to earnings credits—Note 2(b)	(108)	(796)		(774)
Net Expenses	1,822,042	11,894,698		11,796,606
Investment Income—Net	782,504	29,050,735		12,693,058
Realized and Unrealized Gain (Loss) on Investments—Note 5 ($):
Net realized gain (loss) on investments and foreign currency transactions	—	(694,542,414)		(332,741,679)
Net realized gain (loss) on financial futures	(124,453)	—		—
Net realized gain (loss) on forward foreign currency exchange contracts	—	(4,349,213)		(1,903,906)
Net realized gain (loss) on investments:
Long transactions	(72,067,328)	—		—
Short sale transactions	16,693,261	—		—
Net Realized Gain (Loss)	(55,498,520)	(698,891,627)		(334,645,585)
Net unrealized appreciation (depreciation)
on investments and foreign currency transactions	—	379,986,394		213,381,913
Net unrealized appreciation (depreciation)
on investments and securities sold short	12,849,796	—		—
Net Realized and Unrealized Gain (Loss) on Investments	(42,648,724)	(318,905,233)		(121,263,672)
Net (Decrease) in Net Assets Resulting from Operations	(41,866,220)	(289,854,498)		(108,570,614)

See notes to financial statements.
			The Funds	73

STATEMENTS OF OPERATIONS (continued)

	BNY Mellon International Appreciation Fund		BNY Mellon

	Eight Months Ended	Year Ended	Balanced
	August 31, 2009[a]	December 31, 2008[b]	Fund

Investment Income ($):
Income:
Cash dividends (net of $943,234 and $25,142 foreign taxes withheld at source for BNY Mellon International Appreciation Fund and
BNY Mellon Balanced Fund, respectively):
Unaffiliated issuers	6,919,416	16,708,901	3,521,265
Affiliated issuers	371	14,281	20,597
Interest	—	—	5,352,207
Income from securities lending	—	744,309	128,005
Total Income	6,919,787	17,467,491	9,022,074
Expenses:
Investment advisory fees—Note 4(a)	774,749	2,191,507	1,149,379
Administration fees—Note 4(a)	201,018	466,293	266,732
Auditing fees	29,420	23,690	29,690
Custodian fees—Note 4(c)	15,302	69,040	39,014
Trustees’ fees and expenses—Note 4(d)	13,551	15,387	19,987
Registration fees	12,950	31,593	24,522
Prospectus and shareholders’ reports	11,851	35,202	10,819
Legal fees	10,159	10,152	3,153
Shareholder servicing costs—Note 4(c)	7,188	111,472	10,440
Interest expense—Note 3	2,492	3,851	—
Loan commitment fees—Note 3	1,925	—	1,167
Distribution fees	—	8,519	—
Miscellaneous	8,378	120,792	45,140
Total Expenses	1,088,983	3,087,498	1,600,043
Less—reduction in investment advisory fee
due to undertaking—Note 4(a)	(55,271)	(136,009)	—
Less—reduction in fees due to earnings credits—Note 2(b)	(1,730)	(719)	(199)
Net Expenses	1,031,982	2,950,770	1,599,844
Investment Income—Net	5,887,805	14,516,721	7,422,230
Realized and Unrealized Gain (Loss) on Investments—Note 5 ($):
Net realized gain (loss) on investments:
Unaffiliated issuers	(11,642,601)	4,306,492	(26,029,961)
Net realized gain on distributions from affiliated issuers	—	—	3,326,973
Net Realized Gain (Loss)	(11,642,601)	4,306,492	(22,702,988)
Net unrealized appreciation (depreciation) on investments:
Unaffiliated issuers	45,987,675	(239,798,814)	6,225,510
Affiliated issuers	—	—	(10,861,346)
Net Realized and Unrealized Gain (Loss) on Investments	34,345,074	(235,492,322)	(27,338,824)
Net Increase (Decrease) in Net Assets Resulting from Operations	40,232,879	(220,975,601)	(19,916,594)

a	The fund has changed its fiscal year end from December 31 to August 31.

b	Represents information from the fund’s predecessor, BNY Hamilton International Equity Fund, through September 12, 2008.

See notes to financial statements.

74

STATEMENT OF CASH FLOWS Year Ended August 31, 2009

BNY Mellon U.S. Core Equity 130/30 Fund

Cash Flows from Operating Activities ($):
Purchases of portfolio securities	(168,477,135)
Proceeds from sales of portfolio securities	238,676,123
Proceeds from securities sold short	(19,147,737)
Net sale of short—term portfolio securities	10,723,000
Dividends received	2,838,082
Interest and dividends paid	(924,520)
Operating expenses paid	(262,921)
Paid to The Dreyfus Corporation	(781,969)
Realized loss from future transactions	(124,453)	62,518,470
Cash Flows from Financing Activites ($):
Net beneficial interest transactions		(57,038,200)
Dividends paid		(900,545)
Cash at beginning of period		(4,291,050)
Cash at end of period		288,675
Reconciliation of Net Increase in Net Assets Resulting from
Operations to Net Cash Used by Operating Activities ($):
Net Decrease in Net Assets Resulting from Operations		(41,866,220)
Adjustments to reconcile net increase in net assets resulting from operations to net cash used by operating activities ($):
Purchases of portfolio securities		(168,477,135)
Proceeds from sales of portfolio securities		238,676,123
Proceeds from securities sold short		(19,147,737)
Net sale of short—term portfolio securities		10,723,000
Decrease in interest and dividends payable
on securities sold short and loan commitment fees		(67,045)
Decrease in accrued operating expenses		(36,396)
Increase in prepaid expenses		17,454
Decrease in Due from The Dreyfus Corporation		(61,381)
Net realized loss on investments		55,498,520
Net unrealized appreciation on investments		(12,849,796)
Increase in dividends and income receivable		233,536
Realized loss from future transactions		(124,453)
Net Cash Used by Operating Activities		62,518,470

See notes to financial statements.

The Funds

75

STATEMENTS OF CHANGES IN NET ASSETS

	BNY Mellon Large Cap Stock Fund		BNY Mellon Income Stock Fund

	Year Ended August 31,		Year Ended August 31,

	2009	2008	2009	2008

Operations ($):
Investment income—net	18,917,741	21,793,998	3,104,867	5,497,469
Net realized gain (loss) on investments	(378,012,597)	42,707,422	(34,816,689)	23,653,013
Net unrealized appreciation
(depreciation) on investments	16,668,580	(255,434,623)	(3,765,992)	(66,771,228)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(342,426,276)	(190,933,203)	(35,477,814)	(37,620,746)
Dividends to Shareholders from ($):
Investment income—net:
Class M Shares	(19,047,992)	(21,697,143)	(3,217,175)	(5,380,112)
Investor Shares	(90,931)	(102,171)	(21,687)	(24,312)
Net realized gain on investments:
Class M Shares	(17,032,712)	(292,549,129)	(11,235,958)	(68,094,883)
Investor Shares	(105,660)	(1,786,575)	(88,530)	(355,903)
Total Dividends	(36,277,295)	(316,135,018)	(14,563,350)	(73,855,210)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M Shares	360,114,245	348,280,071	21,515,085	14,558,053
Investor Shares	4,284,127	6,025,431	235,624	959,671
Dividends reinvested:
Class M Shares	14,990,832	219,092,628	8,515,567	45,986,015
Investor Shares	178,654	1,629,824	96,517	343,443
Cost of shares redeemed:
Class M Shares	(299,736,440)	(283,003,054)	(52,924,900)	(165,171,342)
Investor Shares	(3,805,779)	(6,626,069)	(363,166)	(1,011,025)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	76,025,639	285,398,831	(22,925,273)	(104,335,185)
Total Increase (Decrease) in Net Assets	(302,677,932)	(221,669,390)	(72,966,437)	(215,811,141)
Net Assets ($):
Beginning of Period	1,760,516,704	1,982,186,094	200,773,923	416,585,064
End of Period	1,457,838,772	1,760,516,704	127,807,486	200,773,923
Undistributed investment income—net	189,359	415,237	90,510	226,968
Capital Share Transactions (Shares):
Class M Shares
Shares sold	62,235,786	35,913,810	4,707,144	1,733,256
Shares issued for dividends reinvested	2,547,700	21,978,940	1,790,201	5,484,101
Shares redeemed	(50,324,886)	(28,751,330)	(10,603,472)	(18,698,275)
Net Increase (Decrease) in Shares Outstanding	14,458,600	29,141,420	(4,106,127)	(11,480,918)
Investor Shares
Shares sold	695,605	579,957	49,727	104,995
Shares issued for dividends reinvested	30,368	164,416	20,074	40,671
Shares redeemed	(624,883)	(635,660)	(71,117)	(113,307)
Net Increase (Decrease) in Shares Outstanding	101,090	108,713	(1,316)	32,359

See notes to financial statements.

76

	BNY Mellon Mid Cap Stock Fund		BNY Mellon Small Cap Stock Fund

	Year Ended August 31,		Year Ended August 31,

	2009	2008	2009	2008

Operations ($):
Investment income—net	8,423,366	4,583,702	4,839,269	1,749,953
Net realized gain (loss) on investments	(343,074,488)	49,153,737	(188,186,887)	(10,963,249)
Net unrealized appreciation
(depreciation) on investments	(11,324,686)	(138,222,392)	(20,028,629)	(48,570,551)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(345,975,808)	(84,484,953)	(203,376,247)	(57,783,847)
Dividends to Shareholders from ($):
Investment income—net:
Class M Shares	(6,574,644)	(4,706,351)	(5,358,722)	—
Investor Shares	(78,833)	—	(46,091)	—
Net realized gain on investments:
Class M Shares	(2,071,344)	(290,742,198)	(978,410)	(93,553,168)
Investor Shares	(44,054)	(6,187,293)	(10,560)	(779,053)
Dreyfus Premier Shares	(1,922)	(585,373)	—	—
Total Dividends	(8,770,797)	(302,221,215)	(6,393,783)	(94,332,221)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M Shares	406,555,455	358,126,989	178,941,272	215,247,987
Investor Shares	5,015,272	6,563,714	9,093,836	2,534,593
Dreyfus Premier Shares	—	21,513	—	—
Net assets received in connection
with reorganization—Note 1	—	—	233,386,437	—
Dividends reinvested:
Class M Shares	2,796,207	194,264,082	1,637,800	64,066,796
Investor Shares	111,004	5,593,861	54,192	715,704
Dreyfus Premier Shares	1,347	484,613	—	—
Cost of shares redeemed:
Class M Shares	(416,972,262)	(342,230,172)	(231,106,470)	(165,452,779)
Investor Shares	(7,274,207)	(10,854,203)	(2,307,647)	(3,661,275)
Dreyfus Premier Shares	(625,606)	(1,774,328)	—	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(10,392,790)	210,196,069	189,699,420	113,451,026
Total Increase (Decrease) in Net Assets	(365,139,395)	(176,510,099)	(20,070,610)	(38,665,042)
Net Assets ($):
Beginning of Period	1,571,009,801	1,747,519,900	636,913,960	675,579,002
End of Period	1,205,870,406	1,571,009,801	616,843,350	636,913,960
Undistributed investment income—net	3,004,265	2,869,184	712,259	1,563,336

The Funds

77

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	BNY Mellon Mid Cap Stock Fund		BNY Mellon Small Cap Stock Fund

	Year Ended August 31,		Year Ended August 31,

	2009	2008	2009	2008

Capital Share Transactions:
Class M Shares
Shares sold	55,527,828	29,990,811	23,641,067	17,812,671
Shares issued in connection
with reorganization—Note 1	—	—	20,518,617	—
Shares issued for dividends reinvested	426,238	15,433,934	221,412	5,048,605
Shares redeemed	(57,509,599)	(27,138,793)	(28,476,872)	(12,720,300)
Net Increase (Decrease) in Shares Outstanding	(1,555,533)	18,285,952	15,904,224	10,140,976
Investor Shares[a]
Shares sold	660,836	527,609	283,139	218,973
Shares issued in connection
with reorganization—Note 1	—	—	408,812	—
Shares issued for dividends reinvested	17,099	448,282	7,468	57,952
Shares redeemed	(962,666)	(880,979)	(290,513)	(303,798)
Net Increase (Decrease) in Shares Outstanding	(284,731)	94,912	408,906	(26,873)
Dreyfus Premier Shares[a]
Shares sold	—	1,728	—	—
Shares issued for dividends reinvested	215	40,861	—	—
Shares redeemed	(72,925)	(150,984)	—	—
Net Increase (Decrease) in Shares Outstanding	(72,710)	(108,395)	—	—

a	During the period ended August 31, 2009, 42,579 Dreyfus Premier shares of BNY Mellon Mid Cap Stock Fund representing $424,038 were automatically converted to 45,067 Investor shares and during the period ended August 31, 2008, 100,441 Dreyfus Premier shares of BNY Mellon Mid Cap Stock Fund representing $1,191,638 were automatically converted to 95,597 Investor shares.

See notes to financial statements.

78

	BNY Mellon U.S. Core Equity 130/30 Fund		BNY Mellon International Fund

	Year Ended August 31,		Year Ended August 31,

	2009	2008	2009	2008

Operations ($):
Investment income—net	782,504	645,774	29,050,735	54,238,686
Net realized gain (loss) on investments	(55,498,520)	(12,231,599)	(698,891,627)	95,378,216
Net unrealized appreciation
(depreciation) on investments	12,849,796	(5,136,786)	379,986,394	(603,850,995)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(41,866,220)	(16,722,611)	(289,854,498)	(454,234,093)
Dividends to Shareholders from ($):
Investment income—net:
Class M Shares	(1,196,997)	—	(50,802,501)	(42,716,813)
Investor Shares	(1,527)	—	(168,272)	(205,294)
Net realized gain on investments:
Class M Shares	—	—	(31,798,143)	(345,711,591)
Investor Shares	—	—	(122,033)	(1,860,329)
Total Dividends	(1,198,524)	—	(82,890,949)	(390,494,027)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M Shares	41,073,535	186,351,055	346,477,251	556,922,492
Investor Shares	101,693	4,745	4,428,015	13,032,304
Dividends reinvested:
Class M Shares	296,539	—	30,979,191	230,869,383
Investor Shares	1,439	—	229,502	1,480,972
Cost of shares redeemed:
Class M Shares	(98,151,068)	(14,890,330)	(760,356,356)	(781,527,245)
Investor Shares	(108,540)	—	(5,404,874)	(17,717,637)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(56,786,402)	171,465,470	(383,647,271)	3,060,269
Total Increase (Decrease) in Net Assets	(99,851,146)	154,742,859	(756,392,718)	(841,667,851)
Net Assets ($):
Beginning of Period	180,816,647	26,073,788	2,008,933,414	2,850,601,265
End of Period	80,965,501	180,816,647	1,252,540,696	2,008,933,414
Undistributed investment income—net	306,391	657,459	27,676,580	50,952,391
Capital Share Transactions (Shares):
Class M Shares
Shares sold	5,196,086	15,033,402	43,040,216	39,270,402
Shares issued for dividends reinvested	38,362	—	3,653,716	15,684,061
Shares redeemed	(12,175,332)	(1,228,454)	(88,744,608)	(51,208,464)
Net Increase (Decrease) in Shares Outstanding	(6,940,884)	13,804,948	(42,050,676)	3,745,999
Investor Shares
Shares sold	15,388	376	496,146	829,908
Shares issued for dividends reinvested	187	—	25,586	95,731
Shares redeemed	(15,199)	—	(566,642)	(1,149,216)
Net Increase (Decrease) in Shares Outstanding	376	376	(44,910)	(223,577)

See notes to financial statements.
The Funds

79

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	BNY Mellon Emerging Markets Fund		BNY Mellon International Appreciation Fund

	Year Ended August 31,		Eight Months Ended	Year Ended December 31,

	2009	2008	August 31, 2009[a]	2008[b]	2007[b]

Operations ($):
Investment income—net	12,693,058	15,488,397	5,887,805	14,516,721	13,096,461
Net realized gain (loss) on investments	(334,645,585)	331,099,598	(11,642,601)	4,306,492	26,632,323
Net unrealized appreciation
(depreciation) on investments	213,381,913	(442,376,656)	45,987,675	(239,798,814)	8,151,462
Net Increase (Decrease) in Net Assets
Resulting from Operations	(108,570,614)	(95,788,661)	40,232,879	(220,975,601)	47,880,246
Dividends to Shareholders from ($):
Investment income—net:
Class M Shares	(19,833,608)	(12,065,738)	(321,748)	(14,464,661)	(12,711,910)
Investor Shares	(126,913)	(65,696)	—	(129,203)	(116,978)
Net realized gain on investments:
Class M Shares	(205,073,815)	(353,792,959)	—	—	—
Investor Shares	(1,571,681)	(2,618,833)	—	—	—
Total Dividends	(226,606,017)	(368,543,226)	(321,748)	(14,593,864)	(12,828,888)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M Shares	502,660,769	205,477,859	9,457,606	433,260,379	96,494,246
Investor Shares	2,743,429	8,072,091	525,757	296,509	68,584
Dividends reinvested:
Class M Shares	154,735,342	243,684,211	49,391	1,972,462	1,872,498
Investor Shares	1,218,293	2,132,234	—	126,953	115,643
Cost of shares redeemed:
Class M Shares	(369,008,804)	(367,680,477)	(59,939,964)	(480,007,312)	(43,956,150)
Investor Shares	(3,733,735)	(10,890,865)	(266,046)	(521,761)	(313,523)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	288,615,294	80,795,053	(50,173,256)	(44,872,770)	54,281,298
Total Increase (Decrease) in Net Assets	(46,561,337)	(383,536,834)	(10,262,125)	(280,442,235)	89,332,656
Net Assets ($):
Beginning of Period	1,148,332,956	1,531,869,790	270,572,265	551,014,500	461,681,844
End of Period	1,101,771,619	1,148,332,956	260,310,140	270,572,265	551,014,500
Undistributed investment income—net	9,011,120	19,948,412	5,885,643	319,586	396,729
Capital Share Transactions (Shares):
Class M Shares
Shares sold	73,022,866	10,294,485	1,067,245	31,399,895	5,899,901
Shares issued for dividends reinvested	26,817,217	12,117,564	6,381	165,654	114,386
Shares redeemed	(41,406,835)	(17,134,264)	(6,971,873)	(36,005,253)	(2,640,766)
Net Increase (Decrease) in Shares Outstanding 58,433,248		5,277,785	(5,898,247)	(4,439,704)	3,373,521
Investor Shares
Shares sold	328,960	393,724	58,035	25,050	4,271
Shares issued for dividends reinvested	205,446	104,881	—	10,623	7,157
Shares redeemed	(455,086)	(518,065)	(28,633)	(37,585)	(19,466)
Net Increase (Decrease) in Shares Outstanding 79,320		(19,460)	29,402	(1,912)	(8,038)

a	The fund has changed its fiscal year end from December 31 to August 31.

b	Represents information from the fund’s predecessor, BNY Hamilton International Equity Fund, through September 12, 2008.

See notes to financial statements.

80

	BNY Mellon Balanced Fund

	Year Ended August 31,

	2009	2008

Operations ($):
Investment income—net	7,422,230	8,735,920
Net realized gain (loss) on investments	(22,702,988)	18,436,829
Net unrealized appreciation (depreciation) on investments	(4,635,836)	(40,618,563)
Net Increase (Decrease) in Net Assets Resulting from Operations	(19,916,594)	(13,445,814)
Dividends to Shareholders from ($):
Investment income—net:
Class M Shares	(8,038,454)	(10,238,937)
Investor Shares	(115,704)	(116,860)
Net realized gain on investments:
Class M Shares	(12,607,030)	(32,629,458)
Investor Shares	(202,398)	(387,034)
Total Dividends	(20,963,586)	(43,372,289)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M Shares	42,013,238	17,823,560
Investor Shares	984,653	1,685,536
Dividends reinvested:
Class M Shares	11,355,573	28,856,395
Investor Shares	306,454	497,307
Cost of shares redeemed:
Class M Shares	(28,960,281)	(31,106,354)
Investor Shares	(1,122,085)	(922,749)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	24,577,552	16,833,695
Total Increase (Decrease) in Net Assets	(16,302,628)	(39,984,408)
Net Assets ($):
Beginning of Period	322,357,033	362,341,441
End of Period	306,054,405	322,357,033
Undistributed investment income—net	4,016,061	3,772,082
Capital Share Transactions (Shares):
Class M Shares
Shares sold	4,899,132	1,523,216
Shares issued for dividends reinvested	1,360,335	2,443,405
Shares redeemed	(3,375,926)	(2,647,673)
Net Increase (Decrease) in Shares Outstanding	2,883,541	1,318,948
Investor Shares
Shares sold	114,400	140,512
Shares issued for dividends reinvested	36,157	42,003
Shares redeemed	(124,146)	(74,207)
Net Increase (Decrease) in Shares Outstanding	26,411	108,308

See notes to financial statements.

The Funds

81

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class of each BNY Mellon equity fund for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in each fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from each fund’s financial statements.

			Class M Shares

			Year Ended August 31,

BNY Mellon Large Cap Stock Fund	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	8.77	11.56	10.31	9.79	8.74
Investment Operations:
Investment income—net[a]	.09	.11	.09	.10	.11
Net realized and unrealized
gain (loss) on investments	(1.91)	(1.05)	1.49	.52	1.05
Total from Investment Operations	(1.82)	(.94)	1.58	.62	1.16
Distributions:
Dividends from investment income—net	(.09)	(.12)	(.08)	(.10)	(.11)
Dividends from net realized gain on investments	(.09)	(1.73)	(.25)	—	—
Total Distributions	(.18)	(1.85)	(.33)	(.10)	(.11)
Net asset value, end of period	6.77	8.77	11.56	10.31	9.79
Total Return (%)	(20.39)	(9.95)	15.60	6.32	13.27
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.81	.80	.80	.80	.80
Ratio of net expenses to average net assets	.81[b]	.80[b]	.79	.80[b]	.80[b]
Ratio of net investment income
to average net assets	1.51	1.15	.76	.96	1.13
Portfolio Turnover Rate	109.39	56.13	77.46	19.08	23.49
Net Assets, end of period ($ x 1,000)	1,449,565	1,750,688	1,970,482	1,766,105	1,733,531

a	Based on average shares outstanding at each month end.

b	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

82

			Investor Shares

			Year Ended August 31,

BNY Mellon Large Cap Stock Fund	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	8.78	11.58	10.33	9.82	8.76
Investment Operations:
Investment income—net[a]	.08	.09	.06	.07	.08
Net realized and unrealized
gain (loss) on investments	(1.91)	(1.07)	1.50	.51	1.06
Total from Investment Operations	(1.83)	(.98)	1.56	.58	1.14
Distributions:
Dividends from investment income—net	(.08)	(.09)	(.06)	(.07)	(.08)
Dividends from net realized gain on investments	(.09)	(1.73)	(.25)	—	—
Total Distributions	(.17)	(1.82)	(.31)	(.07)	(.08)
Net asset value, end of period	6.78	8.78	11.58	10.33	9.82
Total Return (%)	(20.56)	(10.26)	15.29	5.95	13.08
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.06	1.05	1.05	1.06	1.05
Ratio of net expenses to average net assets	1.06[b]	1.05[b]	1.04	1.06[b]	1.05[b]
Ratio of net investment income
to average net assets	1.25	.89	.51	.72	.87
Portfolio Turnover Rate	109.39	56.13	77.46	19.08	23.49
Net Assets, end of period ($ x 1,000)	8,274	9,829	11,704	7,629	3,985

a	Based on average shares outstanding at each month end.

b	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Funds

83

FINANCIAL HIGHLIGHTS (continued)

			Class M Shares

			Year Ended August 31,

BNY Mellon Income Stock Fund	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	7.22	10.61	10.43	9.92	9.50
Investment Operations:
Investment income—net[a]	.12	.16	.19	.22	.21
Net realized and unrealized
gain (loss) on investments	(1.35)	(1.35)	1.04	.75	1.27
Total from Investment Operations	(1.23)	(1.19)	1.23	.97	1.48
Distributions:
Dividends from investment income—net	(.13)	(.16)	(.19)	(.22)	(.20)
Dividends from net realized gain on investments	(.47)	(2.04)	(.86)	(.24)	(.86)
Total Distributions	(.60)	(2.20)	(1.05)	(.46)	(1.06)
Net asset value, end of period	5.39	7.22	10.61	10.43	9.92
Total Return (%)	(15.73)	(13.79)	12.11	10.00	16.23
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.87	.84	.81	.81	.82
Ratio of net expenses to average net assets	.87[b]	.84[b]	.81	.81[b]	.82[b]
Ratio of net investment income
to average net assets	2.47	1.87	1.81	2.14	2.12
Portfolio Turnover Rate	65.88	33.02	62.06	40.75	34.61
Net Assets, end of period ($ x 1,000)	126,763	199,367	414,866	421,266	394,977

a	Based on average shares outstanding at each month end.

b	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

84

			Investor Shares

			Year Ended August 31,

BNY Mellon Income Stock Fund	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	7.27	10.67	10.49	9.98	9.53
Investment Operations:
Investment income—net[a]	.11	.14	.17	.19	.18
Net realized and unrealized
gain (loss) on investments	(1.35)	(1.36)	1.04	.75	1.29
Total from Investment Operations	(1.24)	(1.22)	1.21	.94	1.47
Distributions:
Dividends from investment income—net	(.12)	(.14)	(.17)	(.19)	(.16)
Dividends from net realized gain on investments	(.47)	(2.04)	(.86)	(.24)	(.86)
Total Distributions	(.59)	(2.18)	(1.03)	(.43)	(1.02)
Net asset value, end of period	5.44	7.27	10.67	10.49	9.98
Total Return (%)	(15.84)	(14.03)	11.78	9.68	16.00
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.12	1.09	1.06	1.06	1.07
Ratio of net expenses to average net assets	1.12[b]	1.09[b]	1.06	1.06[b]	1.07[b]
Ratio of net investment income
to average net assets	2.19	1.62	1.55	1.92	1.88
Portfolio Turnover Rate	65.88	33.02	62.06	40.75	34.61
Net Assets, end of period ($ x 1,000)	1,045	1,407	1,719	1,468	1,092

a	Based on average shares outstanding at each month end.

b	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Funds

85

FINANCIAL HIGHLIGHTS (continued)

			Class M Shares

			Year Ended August 31,

BNY Mellon Mid Cap Stock Fund	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	11.11	14.19	14.26	14.80	12.29
Investment Operations:
Investment income—net[a]	.07	.03	.06	.08	.04
Net realized and unrealized
gain (loss) on investments	(2.46)	(.53)	2.17	1.21	3.33
Total from Investment Operations	(2.39)	(.50)	2.23	1.29	3.37
Distributions:
Dividends from investment income—net	(.06)	(.04)	(.08)	(.01)	(.04)
Dividends from net realized gain on investments	(.02)	(2.54)	(2.22)	(1.82)	(.82)
Total Distributions	(.08)	(2.58)	(2.30)	(1.83)	(.86)
Net asset value, end of period	8.64	11.11	14.19	14.26	14.80
Total Return (%)	(21.33)	(5.67)	16.76	9.14	28.41
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.92	.90	.90	.91	.91
Ratio of net expenses to average net assets	.92[b]	.90[b]	.90[b]	.91[b]	.91
Ratio of net investment income
to average net assets	.86	.28	.42	.51	.26
Portfolio Turnover Rate	147.50	121.12	112.31	93.33	83.57
Net Assets, end of period ($ x 1,000)	1,185,376	1,540,821	1,708,747	1,560,575	1,458,952

a	Based on average shares outstanding at each month end.

b	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

86

			Investor Shares

			Year Ended August 31,

BNY Mellon Mid Cap Stock Fund	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	11.00	14.07	14.16	14.73	12.24
Investment Operations:
Investment income—net[a]	.05	.00[b]	.02	.04	.00[b]
Net realized and unrealized
gain (loss) on investments	(2.43)	(.53)	2.15	1.21	3.32
Total from Investment Operations	(2.38)	(.53)	2.17	1.25	3.32
Distributions:
Dividends from investment income—net	(.03)	—	(.04)	—	(.01)
Dividends from net realized gain on investments	(.02)	(2.54)	(2.22)	(1.82)	(.82)
Total Distributions	(.05)	(2.54)	(2.26)	(1.82)	(.83)
Net asset value, end of period	8.57	11.00	14.07	14.16	14.73
Total Return (%)	(21.51)	(5.94)	16.44	8.93	28.05
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.17	1.15	1.15	1.15	1.15
Ratio of net expenses to average net assets	1.17[c]	1.15[c]	1.15[c]	1.15[c]	1.15
Ratio of net investment income
to average net assets	.63	.03	.16	.26	.02
Portfolio Turnover Rate	147.50	121.12	112.31	93.33	83.57
Net Assets, end of period ($ x 1,000)	19,785	28,520	35,139	30,433	26,445

a	Based on average shares outstanding at each month end.

b	Amount represents less than $.01 per share.

c	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Funds

87

FINANCIAL HIGHLIGHTS (continued)

			Dreyfus Premier Shares

			Year Ended August 31,

BNY Mellon Mid Cap Stock Fund	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	10.40	13.52	13.74	14.44	12.09
Investment Operations:
Investment (loss)—net[a]	(.01)	(.09)	(.07)	(.07)	(.09)
Net realized and unrealized
gain (loss) on investments	(2.29)	(.49)	2.07	1.19	3.26
Total from Investment Operations	(2.30)	(.58)	2.00	1.12	3.17
Distributions:
Dividends from net realized gain on investments	(.02)	(2.54)	(2.22)	(1.82)	(.82)
Net asset value, end of period	8.08	10.40	13.52	13.74	14.44
Total Return (%)	(22.09)	(6.63)	15.58	8.13	27.11
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.92	1.90	1.90	1.90	1.88
Ratio of net expenses to average net assets	1.92[b]	1.90[b]	1.90[b]	1.90[b]	1.88
Ratio of net investment (loss)
to average net assets	(.11)	(.73)	(.53)	(.48)	(.71)
Portfolio Turnover Rate	147.50	121.12	112.31	93.33	83.57
Net Assets, end of period ($ x 1,000)	709	1,669	3,635	6,170	8,113

a	Based on average shares outstanding at each month end.

b	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

88

			Class M Shares

			Year Ended August 31,

BNY Mellon Small Cap Stock Fund	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	11.44	14.82	15.39	17.18	14.92
Investment Operations:
Investment income (loss)—net[a]	.07	.03	.00[b]	(.01)	(.01)
Net realized and unrealized
gain (loss) on investments	(2.85)	(1.15)	1.83	.80	2.66
Total from Investment Operations	(2.78)	(1.12)	1.83	.79	2.65
Distributions:
Dividends from investment income—net	(.08)	—	—	—	—
Dividends from net realized gain on investments	(.01)	(2.26)	(2.40)	(2.58)	(.39)
Total Distributions	(.09)	(2.26)	(2.40)	(2.58)	(.39)
Net asset value, end of period	8.57	11.44	14.82	15.39	17.18
Total Return (%)	(24.11)	(9.07)	12.53	5.04	17.86
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.03	1.01	1.01	1.01	1.01
Ratio of net expenses to average net assets	.99	1.01[c]	1.00	1.01[c]	1.01[c]
Ratio of net investment income
(loss) to average net assets	.88	.28	.02	(.08)	(.07)
Portfolio Turnover Rate	159.78	132.19	167.04	108.79	148.54
Net Assets, end of period ($ x 1,000)	610,567	633,118	670,238	667,241	797,808

a	Based on average shares outstanding at each month end.

b	Amount represents less than $.01 per share.

c	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Funds

89

FINANCIAL HIGHLIGHTS (continued)

			Investor Shares

			Year Ended August 31,

BNY Mellon Small Cap Stock Fund	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	11.11	14.50	15.13	16.97	14.78
Investment Operations:
Investment income (loss)—net[a]	.05	.00[b]	(.03)	(.05)	(.05)
Net realized and unrealized
gain (loss) on investments	(2.72)	(1.13)	1.80	.79	2.63
Total from Investment Operations	(2.67)	(1.13)	1.77	.74	2.58
Distributions:
Dividends from investment income—net	(.07)	—	—	—	—
Dividends from net realized gain on investments	(.01)	(2.26)	(2.40)	(2.58)	(.39)
Total Distributions	(.08)	(2.26)	(2.40)	(2.58)	(.39)
Net asset value, end of period	8.36	11.11	14.50	15.13	16.97
Total Return (%)	(23.92)	(9.36)	12.33	4.78	17.55
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.28	1.26	1.26	1.26	1.26
Ratio of net expenses to average net assets	1.23	1.26[c]	1.25	1.26[c]	1.26[c]
Ratio of net investment income
(loss) to average net assets	.61	.02	(.23)	(.35)	(.33)
Portfolio Turnover Rate	159.78	132.19	167.04	108.79	148.54
Net Assets, end of period ($ x 1,000)	6,277	3,795	5,341	6,618	4,692

a	Based on average shares outstanding at each month end.

b	Amount represents less than $.01 per share.

c	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

90

		Class M Shares

		Year Ended August 31,

BNY Mellon U.S. Core Equity 130/30 Fund	2009	2008	2007[a]

Per Share Data ($):
Net asset value, beginning of period	11.39	12.64	12.50
Investment Operations:
Investment income (loss)—net[b]	.07	.07	(.00)[c]
Net realized and unrealized
gain (loss) on investments	(2.28)	(1.32)	.14
Total from Investment Operations	(2.21)	(1.25)	.14
Distributions:
Dividends from investment income—net	(.11)	—	—
Net asset value, end of period	9.07	11.39	12.64
Total Return (%)	(19.19)	(9.89)	1.12[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.02	2.39[e]	.50[d]
Ratio of net expenses to average net assets	2.02[f]	2.28[e]	.28[d]
Ratio of net investment income
(loss) to average net assets	.87	.58	(.03)[d]
Portfolio Turnover Rate	138.97	163.66	11.94[d]
Net Assets, end of period ($ x 1,000)	80,952	180,803	26,064

a	From August 1, 2007 (commencement of operations) to August 31, 2007.

b	Based on average shares outstanding at each month end.

c	Amount represents less than $.01 per share.

[d]	Not annualized.

e	Higher costs are due to borrowing costs associated with the 130/30 fund structure.

f	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Funds

91

FINANCIAL HIGHLIGHTS (continued)

		Investor Shares

		Year Ended August 31,

BNY Mellon U.S. Core Equity 130/30 Fund	2009	2008	2007[a]

Per Share Data ($):
Net asset value, beginning of period	11.36	12.63	12.50
Investment Operations:
Investment income (loss)—net[b]	.04	.02	(.00)[c]
Net realized and unrealized
gain (loss) on investments	(2.27)	(1.29)	.13
Total from Investment Operations	(2.23)	(1.27)	.13
Distributions:
Dividends from investment income—net	(.11)	—	—
Net asset value, end of period	9.02	11.36	12.63
Total Return (%)	(19.47)	(10.06)	1.04[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.25	2.81[e]	.50[d]
Ratio of net expenses to average net assets	2.25[f]	2.71[e]	.28[d]
Ratio of net investment income
(loss) to average net assets	.56	.16	(.03)[d]
Portfolio Turnover Rate	138.97	163.66	11.94[d]
Net Assets, end of period ($ x 1,000)	14	13	10

a	From August 1, 2007 (commencement of operations) to August 31, 2007.

b	Based on average shares outstanding at each month end.

c	Amount represents less than $.01 per share.

[d]	Not annualized.

e	Higher costs are due to borrowing costs associated with the 130/30 fund structure.

f	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

92

			Class M Shares

			Year Ended August 31,

BNY Mellon International Fund	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	12.11	17.56	17.77	16.20	14.29
Investment Operations:
Investment income—net[a]	.22	.33	.28	.28	.22
Net realized and unrealized
gain (loss) on investments	(1.54)	(3.14)	1.92	3.02	2.52
Total from Investment Operations	(1.32)	(2.81)	2.20	3.30	2.74
Distributions:
Dividends from investment income—net	(.41)	(.29)	(.30)	(.23)	(.20)
Dividends from net realized gain on investments	(.26)	(2.35)	(2.11)	(1.50)	(.63)
Total Distributions	(.67)	(2.64)	(2.41)	(1.73)	(.83)
Net asset value, end of period	10.12	12.11	17.56	17.77	16.20
Total Return (%)	(9.95)	(18.61)	12.93	21.86	19.51
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.14	1.10	1.08	1.10	1.09
Ratio of net expenses to average net assets	1.03	1.06	1.08[b]	1.10[b]	1.09
Ratio of net investment income
to average net assets	2.52	2.22	1.59	1.68	1.40
Portfolio Turnover Rate	102.83	78.35	72.83	70.02	44.92
Net Assets, end of period ($ x 1,000)	1,247,441	2,002,307	2,836,968	2,534,753	1,857,398

a	Based on average shares outstanding at each month end.

b	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Funds

93

FINANCIAL HIGHLIGHTS (continued)

			Investor Shares

			Year Ended August 31,

BNY Mellon International Fund	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	12.70	18.29	18.41	16.74	14.74
Investment Operations:
Investment income—net[a]	.20	.28	.23	.26	.24
Net realized and unrealized
gain (loss) on investments	(1.60)	(3.26)	2.03	3.11	2.55
Total from Investment Operations	(1.40)	(2.98)	2.26	3.37	2.79
Distributions:
Dividends from investment income—net	(.35)	(.26)	(.27)	(.20)	(.16)
Dividends from net realized gain on investments	(.26)	(2.35)	(2.11)	(1.50)	(.63)
Total Distributions	(.61)	(2.61)	(2.38)	(1.70)	(.79)
Net asset value, end of period	10.69	12.70	18.29	18.41	16.74
Total Return (%)	(10.11)	(18.87)	12.73	21.49	19.24
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.38	1.35	1.33	1.36	1.34
Ratio of net expenses to average net assets	1.28	1.32	1.32	1.36[b]	1.34
Ratio of net investment income
to average net assets	2.27	1.82	1.26	1.50	1.50
Portfolio Turnover Rate	102.83	78.35	72.83	70.02	44.92
Net Assets, end of period ($ x 1,000)	5,099	6,627	13,634	9,256	3,466

a	Based on average shares outstanding at each month end.

b	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

94

			Class M Shares

			Year Ended August 31,

BNY Mellon Emerging Markets Fund	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	16.89	24.42	24.53	22.69	17.98
Investment Operations:
Investment income—net[a]	.14	.23	.25	.29	.32
Net realized and unrealized
gain (loss) on investments	(3.58)	(1.45)	7.18	4.96	6.09
Total from Investment Operations	(3.44)	(1.22)	7.43	5.25	6.41
Distributions:
Dividends from investment income—net	(.42)	(.21)	(.22)	(.44)	(.12)
Dividends from net realized gain on investments	(4.32)	(6.10)	(7.32)	(2.97)	(1.58)
Total Distributions	(4.74)	(6.31)	(7.54)	(3.41)	(1.70)
Net asset value, end of period	8.71	16.89	24.42	24.53	22.69
Total Return (%)	(6.07)	(9.11)	35.81	24.59	36.62
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.64	1.53	1.50	1.52	1.51
Ratio of net expenses to average net assets	1.64[b]	1.52	1.50[b]	1.52	1.51[b]
Ratio of net investment income
to average net assets	1.76	1.11	1.05	1.18	1.52
Portfolio Turnover Rate	119.72	63.60	60.72	49.06	42.97
Net Assets, end of period ($ x 1,000)	1,097,296	1,141,146	1,521,024	1,312,055	1,337,801

a	Based on average shares outstanding at each month end.

b	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Funds

95

FINANCIAL HIGHLIGHTS (continued)

			Investor Shares

			Year Ended August 31,

BNY Mellon Emerging Markets Fund	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	17.05	24.60	24.65	22.79	18.08
Investment Operations:
Investment income—net[a]	.11	.20	.15	.26	.30
Net realized and unrealized
gain (loss) on investments	(3.55)	(1.50)	7.27	4.96	6.09
Total from Investment Operations	(3.44)	(1.30)	7.42	5.22	6.39
Distributions:
Dividends from investment income—net	(.35)	(.15)	(.15)	(.39)	(.10)
Dividends from net realized gain on investments	(4.32)	(6.10)	(7.32)	(2.97)	(1.58)
Total Distributions	(4.67)	(6.25)	(7.47)	(3.36)	(1.68)
Net asset value, end of period	8.94	17.05	24.60	24.65	22.79
Total Return (%)	(6.32)	(9.29)	35.52	24.29	36.26
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.91	1.78	1.75	1.78	1.72
Ratio of net expenses to average net assets	1.91[b]	1.78[b]	1.74	1.78	1.72[b]
Ratio of net investment income
to average net assets	1.32	.96	.65	1.07	1.48
Portfolio Turnover Rate	119.72	63.60	60.72	49.06	42.97
Net Assets, end of period ($ x 1,000)	4,476	7,187	10,846	11,761	4,557

a	Based on average shares outstanding at each month end.

b	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

96

			Class M Shares

	Eight Months Ended		Year Ended December 31,

BNY Mellon International Appreciation Fund†	August 31, 2009[a]	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value, beginning of period	9.40	16.58	15.46	12.62	11.32	9.89
Investment Operations:
Investment income—net[b]	.23	.45	.41	.30	.20	.14
Net realized and unrealized
gain (loss) on investments	1.73	(7.17)	1.10	2.81	1.29	1.42
Total from Investment Operations	1.96	(6.72)	1.51	3.11	1.49	1.56
Distributions:
Dividends from investment income—net	(.01)	(.46)	(.39)	(.27)	(.19)	(.13)
Net asset value, end of period	11.35	9.40	16.58	15.46	12.62	11.32
Total Return (%)	20.93[c]	(41.12)	9.79	24.68	13.14	15.85
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.70[d]	.70	.69	.68	.84	1.08
Ratio of net expenses to average net assets	.66[d]	.67	.69	.68	.84	1.08
Ratio of net investment income
to average net assets	3.80[d]	3.32	2.45	2.14	1.71	1.37
Portfolio Turnover Rate	2.63[c]	10.62	11	15	11	31
Net Assets, end of period ($ x 1,000)	256,140	267,393	545,392	456,316	308,769	219,404

  Represents information for Institutional shares of the fund’s predecessor, BNY Hamilton International Equity Fund, through September 12, 2008.
  The fund has changed its fiscal year end from December 31 to August 31.
  Based on average shares outstanding at each month end.
  Not annualized.
  Annualized.

See notes to financial statements.

The Funds

97

FINANCIAL HIGHLIGHTS (continued)

			Investor Shares

	Eight Months Ended		Year Ended December 31,

BNY Mellon International Appreciation Fund†	August 31, 2009[a]	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value, beginning of period	9.31	16.37	15.27	12.47	11.19	9.77
Investment Operations:
Investment income—net[b]	.22	.40	.36	.27	.17	.13
Net realized and unrealized
gain (loss) on investments	1.71	(7.06)	1.09	2.77	1.26	1.39
Total from Investment Operations	1.93	(6.66)	1.45	3.04	1.43	1.52
Distributions:
Dividends from investment income—net	—	(.40)	(.35)	(.24)	(.15)	(.10)
Net asset value, end of period	11.24	9.31	16.37	15.27	12.47	11.19
Total Return (%)	20.73[c]	(41.21)	9.50	24.38	12.81	15.61
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.95[d]	.95	.94	.93	1.10	1.35
Ratio of net expenses to average net assets	.91[d]	.92	.94	.93	1.10	1.35
Ratio of net investment income
to average net assets	3.56[d]	3.02	2.20	1.92	1.49	1.25
Portfolio Turnover Rate	2.63[c]	10.62	11	15	11	31
Net Assets, end of period ($ x 1,000)	4,171	3,179	5,623	5,366	4,431	4,384

  Represents information for Class A shares of the fund’s predecessor, BNY Hamilton International Equity Fund, through September 12, 2008.
  The fund has changed its fiscal year end from December 31 to August 31.
  Based on average shares outstanding at each month end.
  Not annualized.
  Annualized.

See notes to financial statements.

98

			Class M Shares

			Year Ended August 31,

BNY Mellon Balanced Fund	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	10.93	12.91	13.17	12.79	11.56
Investment Operations:
Investment income—net[a]	.24	.30	.29	.27	.22
Net realized and unrealized
gain (loss) on investments	(1.01)	(.73)	1.21	.64	1.25
Total from Investment Operations	(.77)	(.43)	1.50	.91	1.47
Distributions:
Dividends from investment income—net	(.27)	(.36)	(.32)	(.30)	(.24)
Dividends from net realized gain on investments	(.45)	(1.19)	(1.44)	(.23)	—
Total Distributions	(.72)	(1.55)	(1.76)	(.53)	(.24)
Net asset value, end of period	9.44	10.93	12.91	13.17	12.79
Total Return (%)	(6.08)	(3.99)	12.09	7.22	12.78
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.60	.58	.58	.60	.58
Ratio of net expenses to average net assets	.60[b]	.58[b]	.58[b]	.60	.58
Ratio of net investment income
to average net assets	2.81	2.51	2.26	2.10	1.81
Portfolio Turnover Rate[c]	78.44	51.92	89.78	64.43	62.64
Net Assets, end of period ($ x 1,000)	301,643	317,545	358,068	342,110	351,525

a	Based on average shares outstanding at each month end.

b	Expense waivers and/or reimbursements amounted to less than .01%.

c	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended August 31, 2009, 2008, 2007, 2006 and 2005 were 77.77%, 51.44%, 75.75%, 61.53% and 45.79%, respectively.

See notes to financial statements.

The Funds

99

FINANCIAL HIGHLIGHTS (continued)

			Investor Shares

			Year Ended August 31,

BNY Mellon Balanced Fund	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	10.98	12.96	13.21	12.83	11.57
Investment Operations:
Investment income—net[a]	.23	.27	.26	.24	.18
Net realized and unrealized
gain (loss) on investments	(1.01)	(.74)	1.21	.63	1.26
Total from Investment Operations	(.78)	(.47)	1.47	.87	1.44
Distributions:
Dividends from investment income—net	(.25)	(.32)	(.28)	(.26)	(.18)
Dividends from net realized gain on investments	(.45)	(1.19)	(1.44)	(.23)	—
Total Distributions	(.70)	(1.51)	(1.72)	(.49)	(.18)
Net asset value, end of period	9.50	10.98	12.96	13.21	12.83
Total Return (%)	(6.11)	(4.29)	11.73	6.93	12.55
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.85	.81	.86	.85	.85
Ratio of net expenses to average net assets	.85[b]	.81[b]	.86[b]	.85	.85
Ratio of net investment income
to average net assets	2.57	2.28	1.98	1.86	1.45
Portfolio Turnover Rate[c]	78.44	51.92	89.78	64.43	62.64
Net Assets, end of period ($ x 1,000)	4,412	4,812	4,274	3,727	1,848

a	Based on average shares outstanding at each month end.

b	Expense waivers and/or reimbursements amounted to less than .01%.

c	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended August 31, 2009, 2008, 2007, 2006 and 2005 were 77.77%, 51.44%, 75.75%, 61.53% and 45.79%, respectively.

See notes to financial statements.

100

NOTES TO FINANCIAL STATEMENTS

NOTE 1—General:

BNY Mellon Funds Trust (the “Trust”) was organized as a Massachusetts business trust which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently consisting of twenty-three series including the following diversified equity funds and balanced fund: BNY Mellon Large Cap Stock Fund, BNY Mellon Income Stock Fund, BNY Mellon Mid Cap Stock Fund, BNY Mellon Small Cap Stock Fund, BNY Mellon U.S. Core Equity 130/30 Fund, BNY Mellon International Fund, BNY Mellon Emerging Markets Fund, BNY Mellon International Appreciation Fund and BNY Mellon Balanced Fund (each,a“fund”and collectively,the“funds”).BNY Mellon Large Cap Stock Fund, BNY Mellon Mid Cap Stock Fund, BNY Mellon Small Cap Stock Fund and BNY Mellon U.S. Core Equity 130/30 Fund seek capital appreciation and BNY Mellon Income Stock Fund seeks total return (consisting of capital appreciation and income). BNY Mellon International Fund and BNY Mellon Emerging Markets Fund seek long-term capital growth. BNY Mellon International Appreciation Fund seeks long-term capital appreciation. BNY Mellon Balanced Fund seeks long-term growth of principal in conjunction with current income.

BNY Mellon International Appreciation Fund has changed its fiscal year end from December 31 to August 31.

BNY Mellon Fund Advisers, a division of The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as each fund’s investment adviser (“Investment Adviser”). The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as administrator for the funds pursuant to an Administration Agreement with the Trust (the “Administration Agreement”). The Bank of New York Mellon has entered into a Sub-Administration Agreement with Dreyfus pursuant to which The Bank of New York Mellon pays Dreyfus for performing certain administrative services. MBSC Securities Corporation

(the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of each fund’s shares, which are sold without a sales charge.

As of the close of business on September 12, 2008, pursuant to an Agreement and Plan of Reorganization previously approved by the Trust’s Board, all of the assets, subject to the liabilities, of BNY Hamilton Small Cap Growth Fund (the “Small Cap Growth Fund”), a series of BNY Hamilton Funds, Inc. were transferred to BNY Mellon Small Cap Stock Fund (the “Acquiring Fund”) in exchange for the corresponding class of shares of Beneficial Interest of the Acquiring Fund of equal value. Shareholders of Institutional and Class A shares of the Small Cap Growth Fund received Class M and Investor shares of the Acquiring Fund, respectively, in each case in an equal amount to the aggregate net asset value of their investment in the Small Cap Growth Fund at the time of the exchange.The exchange ratio for Class M shares and Investor shares are 1.172 and 1.178, respectively. The net asset value of the Acquiring Fund’s shares on the close of business on September 12, 2008, after the reorganization, was $11.16 for Class M shares and $10.84 for Investor shares, and a total of 6,473,576 Class M shares and 283,476 Investor shares, representing net assets of $75,321,838 (including $1,191,135 net unrealized appreciation on investments) were issued to the Small Cap Growth Fund shareholders in the exchange.The exchange was a tax-free event to shareholders of the Small Cap Growth Fund.

As of the close of business on September 12, 2008, pursuant to an Agreement and Plan of Reorganization previously approved by the Trust’s Board, all of the assets, subject to the liabilities, of BNY Hamilton Small Cap Core Equity Fund (the “Small Cap Core Equity Fund”), a series of BNY Hamilton Funds, Inc. were transferred to BNY Mellon Small Cap Stock Fund (the “Acquiring Fund”) in exchange for the corresponding class of shares of Beneficial Interest of the Acquiring Fund of equal value. Shareholders of Institutional and Class A shares of the Small Cap Core Equity Fund received Class M and Investor shares of the Acquiring Fund, respectively, in each case in an equal amount to the aggregate net asset

The Funds

101

NOTES TO FINANCIAL STATEMENTS (continued)

value of their investment in the Small Cap Core Equity Fund at the time of the exchange. The exchange ratio for Class M shares and Investor shares are .961 and .986, respectively.The net asset value of the Acquiring Fund’s shares on the close of business on September 12, 2008, after the reorganization, was $11.16 for Class M shares and $10.84 for Investor shares, and a total of 14,045,041 Class M shares and 125,336 Investor shares, representing net assets of $158,064,599 (including $1,296,509 net unrealized depreciation on investments) were issued to the Small Cap Core Equity Fund shareholders in the exchange. The exchange was a tax-free event to shareholders of the Small Cap Core Equity Fund.

The Trust is authorized to issue an unlimited number of shares of Beneficial Interest, par value $.001 per share, in each of the Class M and Investor class shares of each fund and in the Dreyfus Premier class shares of BNY Mellon Mid Cap Stock Fund. Dreyfus Premier shares of BNY Mellon Mid Cap Stock Fund are subject to a contingent deferred sales charge (“CDSC”) imposed on redemptions of Dreyfus Premier shares made within six years of purchase and automatically convert to Investor class shares after six years. BNY Mellon Mid Cap Stock Fund does not offer Dreyfus Premier shares, except in connection with dividend reinvestment and permitted exchanges of Dreyfus Premier shares. Each class of shares has similar rights and privileges, except with respect to the expenses borne by and the shareholder services offered to each class, the shareholder services plan applicable to the Investor shares and Dreyfus Premier shares and the Rule 12b-1 plan applicable to the Dreyfus Premier shares, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of August 31, 2009, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 800 Investor shares of BNY Mellon U.S. Core Equity 130/30 Fund.

TheTrust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses that are applicable to all series are allocated among them on a pro rata basis.

The funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assump-tions.Actual results could differ from those estimates.

NOTE 2—Significant Accounting Policies:

(a) Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in

102

which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

BNY Mellon Balanced Fund

Most debt securities are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Debt securities for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Trust’s Board, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Trust’s Board. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

The funds adopted Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position 157-4, “Determining FairValue When theVolume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”) and is effective for interim and annual periods ending after June 15, 2009. FSP 157-4 provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. FSP 157-4 requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of each fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Table 1 summarizes the inputs used as of August 31, 2009 in valuing each fund’s investments.

The Funds

103

NOTES TO FINANCIAL STATEMENTS (continued)

Table 1.

			Investments in Securities

				Level 2—Other	Level 3— Significant
	Level 1—Quoted			Significant		Unobservable
		Prices	Observable Inputs			Inputs

	Assets ($)	Liabilities ($)	Assets ($)	Liabilities ($)	Assets ($)	Liabilities ($)	Total ($)

BNY Mellon Large Cap
Stock Fund
Equity Securities—
Domestic†	1,374,141,496	—	—	—	—	—	1,374,141,496
Equity Securities—
Foreign†	22,363,827	—	28,699,565	—	—	—	51,063,392
Mutual Funds/Exchange
Traded Funds	155,823,023	—	—	—	—	—	155,823,023
BNY Mellon Income
Stock Fund
Equity Securities—
Domestic†	126,089,763	—	—	—	—	—	126,089,763
Equity Securities—Foreign† 1,648,032		—	—	—	—	—	1,648,032
Mutual Funds	4,770,683	—	—	—	—	—	4,770,683
BNY Mellon Mid Cap
Stock Fund
Equity Securities—
Domestic†	1,201,950,614	—	—	—	—	—	1,201,950,614
Mutual Funds	268,415,744	—	—	—	—	—	268,415,744
BNY Mellon Small
Cap Stock Fund
Equity Securities—
Domestic†	602,734,121	—	—	—	—	—	602,734,121
Equity Securities—
Foreign†	2,677,200	—	—	—	—	—	2,677,200
Mutual Funds/Exchange
Traded Funds	154,719,325	—	—	—	—	—	154,719,325
BNY Mellon U.S. Core
Equity 130/30 Fund
Equity Securities—
Domestic†	101,082,529	—	—	—	—	—	101,082,529
Equity Securities—Foreign† 755,221		—	1,579,245	—	—	—	2,334,466
Investments in Securities
Sold Short, Not Yet
Purchased	—	(23,666,722)	—	—	—	—	(23,666,722)
BNY Mellon
International Fund
Equity Securities—
Foreign††	1,223,595,759	—	—	—	—	—	1,223,595,759
Mutual Funds/Exchange
Traded Funds††	19,189,770	—	—	—	—	—	19,189,770
Other Financial
Instruments†††	—	—	42,635	(19,298)	—	—	23,337

104

(b) Securities transactions and investment income:

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The funds have arrangements with the custodian and cash management bank whereby the funds may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the funds include net earnings credits as an expense offset in the Statement of Operations.

Table 1 (continued).

			Investments in Securities

				Level 2—Other	Level 3— Significant
	Level 1—Quoted			Significant		Unobservable
		Prices	Observable Inputs			Inputs

	Assets ($)	Liabilities ($)	Assets ($)	Liabilities ($)	Assets ($)	Liabilities ($)	Total ($)

BNY Mellon Emerging
Markets Fund
Equity Securities—
Foreign††	1,052,310,059	—	4,233,228	—	—	—	1,056,543,287
Mutual Funds/Exchange
Traded Funds	29,719,251	—	—	—	—	—	29,719,251
Other Financial
Instruments†††	—	—	1,657	(3,572)	—	—	(1,915)
BNY Mellon International
Appreciation Fund
Equity Securities—
Foreign†	120,298,190	—	139,279,605	—	—	—	259,577,795
BNY Mellon Balanced Fund
Equity Securities—
Domestic†	109,204,897	—	—	—	—	—	109,204,897
Equity Securities—Foreign†	3,086,355	—	2,299,232	—	—	—	5,385,587
U.S. Treasury Securities	—	—	27,176,841	—	—	—	27,176,841
Asset—Backed	—	—	3,824,301	—	—	—	3,824,301
Corporate Bonds	—	—	22,731,098	—	—	—	22,731,098
Foreign Government	—	—	1,040,163	—	—	—	1,040,163
Municipal Bonds	—	—	348,881	—	—	—	348,881
U.S. Government Agencies/
Mortgage—Backed	—	—	52,627,729	—	—	—	52,627,729
Commercial Mortgage—
Backed	—	—	2,027,628	—	—	—	2,027,628
Mutual Funds/Exchange
Traded Funds	107,010,263	—	—	—	—	—	107,010,263

†	See Statement of Investments for industry classification.
††	See Statement of Investments for country classification.
†††	Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts.Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Funds

105

NOTES TO FINANCIAL STATEMENTS (continued)

BNY Mellon International Fund, BNY Mellon Emerging Markets Fund and BNY Mellon International Appreciation Fund

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

Pursuant to a securities lending agreement withThe Bank of New York Mellon, the funds may lend securities to qualified institutions. It is the funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit.The funds are entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. Table 2 summarizes the amounts The Bank of New York Mellon earned from each relevant fund from lending portfolio securities, pursuant to the securities lending agreement during the period ended August 31, 2009.

Table 2.

BNY Mellon Large Cap Stock Fund	$183,164
BNY Mellon Income Stock Fund	12,699
BNY Mellon Mid Cap Stock Fund	446,364
BNY Mellon Small Cap Stock Fund	540,267
BNY Mellon Emerging Markets Fund	4,735
BNY Mellon Balanced Fund	54,859

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(d) Foreign currency transactions: BNY Mellon Emerging Markets Fund, BNY Mellon International Fund and BNY Mellon International Appreciation Fund do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(e) Concentration of risk: BNY Mellon U. S. Core Equity 130/30 Fund enters into short sales. Short sales involve selling a security the fund does not own in anticipation that the security’s price will decline. Short sales may involve substantial risk and “leverage.”The fund may be required to buy the security sold short at a time when the security has appreciated in value, thus resulting in a loss to the fund. Short positions in stocks involve more risk than long positions in stocks. In theory, stocks sold short have unlimited risk. BNY Mellon Balanced Fund invests in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due

106

to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry.

(f) Dividends to shareholders: Dividends payable to shareholders are recorded by the funds on the ex-dividend date. BNY Mellon Large Cap Stock Fund, BNY Mellon Income Stock Fund and BNY Mellon Balanced Fund declare and pay dividends from investment income-net monthly. BNY Mellon Mid Cap Stock Fund, BNY Mellon Small Cap Stock Fund, BNY Mellon U.S. Core Equity 130/30 Fund, BNY Mellon International Fund, BNY Mellon Emerging Markets Fund and BNY Mellon International Appreciation Fund declare and pay dividends from investment income-net annually.With respect to each series, dividends from net realized capital gains, if any, are normally declared and paid annually, but the funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of that fund, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(g) Federal income taxes: It is the policy of each fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each series is treated as a single entity for the purpose of determining such qualification.

As of and during the period ended August 31, 2009, the funds did not have any liabilities for any uncertain tax positions. The funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the funds did not incur any interest or penalties.

Each of the tax years in the four-year period ended August 31, 2009, and December 31, 2008 as to BNY Mellon International Appreciation Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Table 3 summarizes each fund’s components of accumulated earnings on a tax basis at August 31, 2009.

Table 3.

	Undistributed	Undistributed	Unrealized	Capital Losses
	Ordinary	Capital	Appreciation	Realized After
	Income ($)	(Losses) ($)	(Depreciation) ($)	October 31, 2008 ($)†

BNY Mellon Large Cap Stock Fund	189,359	(104,532,089)	210,922,352	268,491,590
BNY Mellon Income Stock Fund	90,510	(8,161,053)	6,420,641	24,737,378
BNY Mellon Mid Cap Stock Fund	2,675,287	(83,758,260)	74,730,933	252,535,798
BNY Mellon Small Cap Stock Fund	477,182	(71,307,922)	(2,974,608)	141,073,226
BNY Mellon U.S. Core Equity 130/30 Fund	306,391	(23,423,144)	3,727,706	39,894,382
BNY Mellon International Fund	29,966,603	(160,678,991)	(81,067,906)	461,881,491
BNY Mellon Emerging Markets Fund	11,036,927	(43,341,501)	88,154,272	241,364,939
BNY Mellon International Appreciation Fund	6,009,476	(48,924,735)	(54,041,762)	—
BNY Mellon Balanced Fund	4,016,061	(7,507,394)	691,909	15,691,393

† These losses were deferred for tax purposes to the first day of the following fiscal year.

The Funds

107

NOTES TO FINANCIAL STATEMENTS (continued)

Table 4 summarizes each fund’s accumulated capital loss	Table 5 summarizes each fund’s tax character of distrib-
carryover available for federal income tax purposes to be	utions paid to shareholders during the fiscal periods
applied against future net securities profits, if any, realized	ended August 31, 2009 and August 31, 2008, respectively.
subsequent to August 31, 2009.

Table 4.

Expiring in fiscal	2010 ($)†	2011 ($)†	2016 ($)†	2017 ($)†	Total ($)

BNY Mellon Large
Cap Stock Fund	—	—	—	104,532,089	104,532,089
BNY Mellon Income
Stock Fund	—	—	—	8,161,053	8,161,053
BNY Mellon Mid Cap
Stock Fund	—	—	—	83,758,260	83,758,260
BNY Mellon Small
Cap Stock Fund	—	—	—	71,307,922	71,307,922
BNY Mellon U.S.
Core Equity
130/30 Fund	—	—	114,430	23,308,714	23,423,144
BNY Mellon
International Fund	—	—	—	160,678,991	160,678,991
BNY Mellon Emerging
Markets Fund	—	—	—	43,341,501	43,341,501
BNY Mellon
International
Appreciation
Fund	21,219,717 10,488,108		—	17,216,910	48,924,735
BNY Mellon
Balanced Fund	—	—	—	7,507,394	7,507,394

† If not applied, the carryovers expire in the above years.

Table 5.

				Long-Term
	Ordinary Income ($)			Capital Gains ($)

	2009		2008	2009	2008

BNY Mellon Large Cap Stock Fund	19,143,619	37,171,503		17,133,676	278,963,515
BNY Mellon Income Stock Fund	3,222,920	9,525,578		11,340,430	64,329,632
BNY Mellon Mid Cap Stock Fund	6,655,443	33,891,042		2,115,354	268,330,173
BNY Mellon Small Cap Stock Fund	5,805,325	33,001,662		588,458	61,330,559
BNY Mellon U.S. Core Equity 130/30 Fund	1,198,524		—	—	—
BNY Mellon International Fund	50,974,570	140,810,918		31,916,379	249,683,109
BNY Mellon Emerging Markets Fund	67,524,653	97,625,851		159,081,364	270,917,375
BNY Mellon International Appreciation Fund	321,748†	14,593,864††		—	—
BNY Mellon Balanced Fund	8,156,340	12,186,661		12,807,246	31,185,628

†	For the eight months ended August 31, 2009.
††	For the year ended December 31, 2008.

108

During the period ended August 31, 2009, as a result of permanent book to tax differences, the funds increased (decreased) accumulated undistributed investment income-net, increased (decreased) accumulated net realized gain (loss) on investments and increased (decreased) paid-in capital as summarized in Table 6 for each relevant fund. These permanent book to tax differences are primarily due to the tax treatment for dividend reclassification for BNY Mellon Large Cap Stock Fund, dividend reclassification and treating a portion of the proceeds from redemptions as a distribution for tax purposes for BNY Mellon Income Stock Fund, real estate investment trusts and limited partnerships for BNY Mellon Mid Cap Stock Fund, real estate investment trusts, capital loss carryovers and wash sales from fund mergers for BNY Mellon Small Cap Stock Fund, short sales reclassification for BNY Mellon U.S. Core Equity 130/30 Fund, foreign exchange gains and losses, passive foreign investment companies, and treating a portion of the proceeds from redemptions as a distribution for tax purposes for BNY Mellon International Fund, foreign exchange gains and losses, passive foreign investment companies, and treating a portion of the proceeds from redemptions as a distribution for tax purposes andThailand capital gains taxes for BNY Mellon Emerging Markets Fund, treating a portion of the proceeds from redemptions as a distribution for tax purposes, amortization adjustments and reclass of short-term capital gain distributions from regulated investment company holdings for BNY Mellon Balanced Fund. Net

Table 6.

assets and net asset value per share were not affected by these reclassifications.

NOTE 3—Bank Lines of Credit:

The funds participate with other Dreyfus-managed funds in a $300 million unsecured line of credit provided byThe Bank of New York Mellon (the “BNYM Facility”) primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. The terms of the BNYM Facility limit the amount of individual fund borrowings. Interest is charged to the funds based on prevailing market rates in effect at the time of borrowing. In connection therewith, each fund has agreed to pay commitment fees on its pro rata portion of the BNYM Facility. During the period ended August 31, 2009, BNY Mellon International Appreciation Fund and BNY Balanced Fund did not borrow under the BNYM Facility.

The average amount of borrowings outstanding under the BNYM Facility during the period ended August 31, 2009 for BNY Mellon Large Cap Stock Fund was approximately $140,400, with a related weighted average annualized interest rate of .92%.

The average amount of borrowings outstanding under the BNYM Facility during the period ended August 31, 2009 for BNY Mellon Income Stock Fund was approximately $281,300, with a related weighted average annualized interest rate of 1.29%.

	Accumulated	Accumulated
	Undistributed	Net Realized	Paid-in
	Investment Income—Net ($)	Gain (Loss) ($)	Capital ($)

BNY Mellon Large Cap Stock Fund	(4,696)	4,696	—
BNY Mellon Income Stock Fund	(2,463)	(4,841,281)	4,843,744
BNY Mellon Mid Cap Stock Fund	(1,634,808)	2,331,833	(697,025)
BNY Mellon Small Cap Stock Fund	(285,533)	(4,530,683)	4,816,216
BNY Mellon U.S. Core Equity 130/30 Fund	64,952	(64,952)	—
BNY Mellon International Fund	(1,355,773)	(27,941,574)	29,297,347
BNY Mellon Emerging Markets Fund	(3,669,829)	(31,682,711)	35,352,540
BNY Mellon Balanced Fund	975,907	(2,174,856)	1,198,949

The Funds

109

NOTES TO FINANCIAL STATEMENTS (continued)

The average amount of borrowings outstanding under the BNYM Facility during the period ended August 31, 2009 for BNY Mellon Mid Cap Stock Fund was approximately $385,100, with a related weighted average annualized interest rate of 1.14%.

The average amount of borrowings outstanding under the BNYM Facility during the period ended August 31, 2009 for BNY Mellon Small Cap Stock Fund was approximately $19,300, with a related weighted average annualized interest rate of 1.24%.

The average amount of borrowings outstanding under the BNYM Facility during the period ended August 31, 2009 for BNY Mellon U.S. Core Equity 130/30 Fund was approximately $470,100, with a related weighted average annualized interest rate of 1.15%.

The average amount of borrowings outstanding under the BNYM Facility during the period ended August 31, 2009 for BNY Mellon International Fund was approximately $2,132,700, with a related weighted average annualized interest rate of 1.23%.

The average amount of borrowings outstanding under the BNYM Facility during the period ended August 31, 2009 for BNY Mellon Emerging Markets Fund was approximately $1,095,900, with a related weighted average annualized interest rate of 1.15%.

Effective October 15, 2008, in addition to its participation in the BNYM Facility, BNY Mellon International Appreciation Fund participates with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank N.A. (the “Citibank Facility”), to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, BNY Mellon International Appreciation Fund has agreed to pay its pro rata portion of facility fees for its participation in the Citibank Facility. Interest is charged to BNY Mellon International Appreciation Fund based on rates determined pursuant to the terms of the Citibank Facility at the time of borrowing.

The average amount of borrowings outstanding under the Citibank Facility during the period ended August 31,

2009 for BNY Mellon International Appreciation Fund was approximately $268,700, with a related weighted average annualized interest rate of 1.39%.

NOTE 4—Investment Advisory Fee, Administration Fee and Other Transactions With Affiliates:

(a) Fees payable by the funds pursuant to the provisions of an Investment Advisory Agreement with the Investment Adviser are payable monthly, computed on the average daily value of each fund’s net assets at the following annual rates: .65% of BNY Mellon Large Cap Stock Fund, .65% of BNY Mellon Income Stock Fund, .75% of BNY Mellon Mid Cap Stock Fund, .85% of BNY Mellon Small Cap Stock Fund, .80% of BNY Mellon U.S. Core Equity 130/30 Fund, .85% of BNY Mellon International Fund, 1.15% of BNY Mellon Emerging Markets Fund, .50% of BNY Mellon International Appreciation Fund and .65% (equity investments), ..40% (debt securities) and .15% (money market investments and other underlying BNY Mellon funds) of BNY Mellon Balanced Fund.

For BNY Mellon Small Cap Stock Fund, the Investment Adviser has agreed through September 30, 2010, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of Class M shares and Investor shares of the fund, exclusive of taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses, do not exceed an annual rate of .99% and 1.24% of the value of the average daily net assets of their respective class. The reduction in investment advisory fee, pursuant to the undertaking, amounted to $209,587 during the period ended August 31, 2009.

For BNY Mellon International Fund, the Investment Adviser agreed from September 1, 2008 through May 31, 2009 to waive receipt of .15% of the fund’s investment advisory fee. This waiver was voluntary, not contractual, and was terminated effective June 1, 2009.The reduction in investment advisory fee, pursuant to the undertaking, amounted to $1,291,783 during the period ended August 31, 2009.

For BNY Mellon International Appreciation Fund, the Investment Adviser contractually agreed until, September

110

30, 2010, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of neither class, excluding shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses, do not exceed .67% of the value of the average daily net assets of their respective class. The reduction in investment advisory fee, pursuant to the undertaking, amounted to $55,271 during the period January 1, 2009 through August 31, 2009.

Pursuant to the Administration Agreement,The Bank of NewYork Mellon provides or arranges for fund accounting, transfer agency and other fund administration services and receives a fee based on the total net assets of the Trust based on the following rates:

0 up to $6 billion	.15%
$6 billion up to $12 billion	.12%
In excess of $12 billion	.10%

No administration fee is applied to assets held by BNY Mellon Balanced Fund, which are invested in cash or money market instruments or shares of certain other series of the Trust.

The Bank of New York Mellon has entered into a Sub-Administration Agreement with Dreyfus pursuant to which The Bank of New York Mellon pays Dreyfus for performing certain administrative services.

During the period ended August 31, 2009, the Distributor retained $718 from CDSCs on redemptions of BNY Mellon Mid Cap Stock Fund’s Dreyfus Premier shares.

(b) BNY Mellon Mid Cap Stock Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act for distributing its Dreyfus Premier shares. BNY Mellon Mid Cap Stock Fund pays the Distributor a fee at an annual rate of .75% of the value of the fund’s average daily net assets attributable to its Dreyfus Premier shares. During the period ended August 31, 2009, BNY Mellon Mid Cap Stock Fund’s Dreyfus Premier shares were charged $5,734 pursuant to the Plan.

(c) The funds have adopted a Shareholder Services Plan with respect to their Investor shares and BNY Mellon Mid Cap Stock Fund has adopted a Shareholder Services Plan with respect to its Dreyfus Premier shares. Each fund pays the Distributor for the provision of certain services to holders of Investor shares and Dreyfus Premier shares a fee at an annual rate of ..25% of the value of the average daily net assets attributable to Investor shares and Dreyfus Premier shares, respectively. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding a fund and providing reports and other information and services related to the maintenance of such shareholder accounts. The Shareholder Services Plan allows the Distributor to make payments from the shareholder services fees it collects from each fund to compensate service agents (certain banks, securities brokers or dealers and other financial institutions) in respect of these services. Table 7 summarizes the amounts Investor shares and Dreyfus Premier shares were charged during the period ended August 31, 2009, pursuant to the Shareholder Services Plan. Additional fees included in shareholder servicing costs in the Statements of Operations include fees paid to the transfer agent.

Table 7.

BNY Mellon Large Cap Stock Fund	$17,727
BNY Mellon Income Stock Fund	2,358
BNY Mellon Mid Cap Stock Fund,
Investor shares	46,577
BNY Mellon Mid Cap Stock Fund,
Dreyfus Premier shares	1,911
BNY Mellon Small Cap Stock Fund	13,825
BNY Mellon U.S. Core Equity 130/30 Fund	76
BNY Mellon International Fund	10,553
BNY Mellon Emerging Markets Fund	9,223
BNY Mellon International Appreciation Fund	5,393
BNY Mellon Balanced Fund	10,210

The Funds

111

NOTES TO FINANCIAL STATEMENTS (continued)

The funds compensate The Bank of New York Mellon under cash management agreements for performing cash management services related to fund subscriptions and redemptions. Table 8 summarizes the amount each fund was charged during the period ended August 31, 2009, pursuant to the cash management agreements.These fees were offset by earnings credits pursuant to the cash management agreements.

Table 8.

BNY Mellon Large Cap Stock Fund	$ 450
BNY Mellon Income Stock Fund	182
BNY Mellon Mid Cap Stock Fund	15,771
BNY Mellon Small Cap Stock Fund	3,859
BNY Mellon U.S. Core Equity 130/30 Fund	108
BNY Mellon International Fund	796
BNY Mellon Emerging Markets Fund	774
BNY Mellon International Appreciation Fund	1,730
BNY Mellon Balanced Fund	112

The funds also compensate The Bank of New York Mellon under a custody agreement for providing custodial services for the funds. Table 9 summarizes the amount each fund was charged during the period ended August 31, 2009, pursuant to the custody agreement.

Table 9.

BNY Mellon Large Cap Stock Fund	$ 108,689
BNY Mellon Income Stock Fund	15,351
BNY Mellon Mid Cap Stock Fund	96,339
BNY Mellon Small Cap Stock Fund	66,723
BNY Mellon U.S. Core
Equity 130/30 Fund	26,306
BNY Mellon International Fund	1,574,993
BNY Mellon Emerging Markets Fund	2,273,789
BNY Mellon International
Appreciation Fund	15,302
BNY Mellon Balanced Fund	39,014

During the period ended August 31, 2009, each fund was charged $6,097 for services performed by the Chief Compliance Officer.

Table 10 summarizes the components of “Due to the Dreyfus Corporation and affiliates” in the Statements of Assets and Liabilities for each fund.

(d) Each trustee who is not an “affiliated person” as defined in the Act receives from the Trust an annual fee of $68,000 and an attendance fee of $7,500 for each in-person meeting attended and $500 for telephone meetings and is reimbursed for travel and out-of-pocket

Table 10.

						Less
	Investment	Rule 12b-1	Shareholder		Chief	Expense
	Advisory	Distribution	Services	Custodian	Compliance	Reimbursement
	Fees ($)	Plan Fees ($)	Plan Fees ($)	Fees ($)	Officer Fees ($)	Fees ($)

BNY Mellon Large Cap Stock Fund	798,190	—	1,738	24,000	2,784	—
BNY Mellon Income Stock Fund	70,720	—	220	3,669	2,784	—
BNY Mellon Mid Cap Stock Fund	761,371	453	4,360	25,349	2,784	—
BNY Mellon Small Cap Stock Fund	449,546	—	1,349	18,456	2,784	—
BNY Mellon U.S. Core
Equity 130/30 Fund	55,729	—	3	6,886	2,784	—
BNY Mellon International Fund	891,500	—	1,079	600,395	2,784	—
BNY Mellon Emerging Markets Fund	1,079,807	—	955	750,606	2,784	—
BNY Mellon International
Appreciation Fund	109,219	—	856	5,854	2,784	4,004
BNY Mellon Balanced Fund	110,699	—	949	9,916	2,784	—

112

expenses.The Chairman of the Trust’s Board receives an additional annual fee of $15,000 and the Chairman of the Trust’s Audit Committee receives an additional annual fee of $10,000.

NOTE 5—Securities Transactions:

Table 11 summarizes each fund’s aggregate amount of purchases and sales (including paydowns) of investment securities and securities sold short, excluding short-term securities, options transactions, financial futures and forward contracts, during the period ended August 31, 2009, of which $1,471,271 in purchases and $1,774,616 in sales were from mortgage dollar roll transactions for the BNY Mellon Balanced Fund.

BNY Mellon Large Cap Stock Fund, BNY Mellon Mid Cap Stock Fund, BNY Mellon Small Cap Stock Fund, BNY Mellon International Appreciation Fund and BNY Mellon Balanced Fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since these funds held no derivatives during the period ended August 31, 2009, FAS 161 disclosures did not impact the notes to the financial statements.

BNY Mellon Income Stock Fund, BNY Mellon U.S. Core Equity 130/30 Fund, BNY Mellon International Fund and BNY Mellon Emerging Markets Fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”) which changes the disclosure requirements for derivative instruments and hedging activities. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for FAS 133 hedge accounting.Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of FAS 161 disclosure. FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related

Table 11.

	Purchases ($)	Sales ($)

BNY Mellon Large Cap Stock Fund	1,498,487,217	1,394,976,705
BNY Mellon Income Stock Fund	85,502,352	119,073,164
BNY Mellon Mid Cap Stock Fund	1,525,789,645	1,506,354,127
BNY Mellon Small Cap Stock Fund	886,629,465	920,298,771
BNY Mellon International Fund	1,206,361,673	1,625,733,721
BNY Mellon Emerging Markets Fund	963,175,800	876,624,704
BNY Mellon International Appreciation Fund	6,210,750	54,685,269
BNY Mellon Balanced Fund	213,325,583	207,209,563
BNY Mellon U.S. Core Equity 130/30 Fund
Long transactions	168,285,794	239,495,036
Short sale transactions	117,166,877	100,853,404
Total	285,452,671	340,348,440

The Funds

113

NOTES TO FINANCIAL STATEMENTS (continued)

contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note.

Short Sales: BNY Mellon U.S. Core Equity 130/30 Fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value.The fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security.The fund would realize a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian, of permissible liquid assets sufficient to cover its short position. Securities sold short at August 31, 2009, and their related market values and proceeds, are set forth in the Statement of Securities Sold Short for BNY Mellon U.S. Core Equity 130/30 Fund.

Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the BNY Mellon Balanced Fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date.The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.

Futures Contracts: In the normal course of pursuing its investment objectives, BNY Mellon U.S. Core Equity 130/30 Fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments. The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market.A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the settlement price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss.There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. At August 31, 2009, there were no open financial future contracts outstanding.

Options: A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date. BNY Mellon Income Stock Fund may purchase and write (sell) put and call options primarily to hedge against changes in security prices, or securities that the fund intends to purchase, or against fluctuations in value caused by changes in prevailing market interest rates or other market conditions.

114

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument decreases between those dates. As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. One

Table 12.

risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

Table 12 summarizes BNY Mellon Income Stock Fund’s call/put options written for the period ended August 31, 2009.

Forward Foreign Currency Exchange Contracts:

BNY Mellon Emerging Markets Fund and BNY Mellon International Fund may enter into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy.When executing forward contracts, each fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, each fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. Each fund realizes a gain if the value of the contract

	Face Amount		Options Terminated

	Covered by	Premiums		Net Realized
	Contracts ($)	Received ($)	Cost ($)	Gain (Loss) ($)

Contracts outstanding August 31, 2008	75,600	74,187
Contracts written	4,300	18,361
Contracts terminated:
Contracts closed	17,400	21,228	48,372	(27,144)
Contracts expired	62,500	71,320	—	71,320
Total contracts terminated	79,900	92,548	48,372	44,176
Contracts outstanding August 31, 2009	—	—

The Funds

115

NOTES TO FINANCIAL STATEMENTS (continued)

decreases between those dates.With respect to purchases of forward contracts, each fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. Each fund realizes a gain if the value of the contract increases between those dates. Each fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. Each fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract. Table 13 summarizes open forward contracts for each fund at August 31, 2009.

During the period ended August 31, 2009, the average market value of foreign exchange contracts for BNY Mellon International Fund and BNY Mellon Emerging Markets Fund were $15,193,314 and $4,229,824, respectively, which represents 1.32% and .59%, respectively, of average net assets.

Table 13.

BNY Mellon International Fund
				Unrealized
	Foreign			Appreciation
	Currency			(Depreciation)
Forward Foreign Currency Exchange Contracts	Amounts	Cost ($)	Value ($)	at 8/31/2009 ($)

Purchases:
Australian Dollar, Expiring 9/1/2009	559,663	473,867	473,028	(839)
Euro, Expiring 9/1/2009	291,600	419,262	418,040	(1,222)
Euro, Expiring 9/1/2009	170,642	243,795	244,634	839
Euro, Expiring 9/1/2009	934,616	1,335,281	1,339,874	4,593
Japanese Yen, Expiring 9/1/2009	122,918,807	1,312,113	1,320,997	8,884
Japanese Yen, Expiring 9/1/2009	155,723,924	1,662,296	1,673,551	11,255
Japanese Yen, Expiring 9/2/2009	82,107,997	882,977	882,407	(570)
Sales:		Proceeds ($)
British Pound, Expiring 9/1/2009	266,292	435,017	433,510	1,507
British Pound, Expiring 9/2/2009	280,572	455,256	456,757	(1,501)
British Pound, Expiring 9/2/2009	1,349	2,189	2,196	(7)
Euro, Expiring 9/2/2009	1,211,174	1,730,405	1,736,351	(5,946)
Swedish Krona, Expiring 9/1/2009	9,360,281	1,326,758	1,314,932	11,826
Swiss Franc, Expiring 9/1/2009	946,963	898,020	894,289	3,731
Swiss Franc, Expiring 9/2/2009	715,899	673,724	676,078	(2,354)
Swiss Franc, Expiring 9/2/2009	2,085,818	1,962,938	1,969,797	(6,859)
Gross Unrealized Appreciation				42,635
Gross Unrealized Depreciation				(19,298)

116

Table 14 summarizes the cost of investments for federal		October 29, 2009, the date the financial statements were
income tax purposes and accumulated net unrealized		issued. This evaluation did not result in any subsequent
appreciation (depreciation) on investments for each fund		events that necessitated disclosures and/or adjustments.
at August 31, 2009.
		Effective September 30, 2009 BNY Mellon Focused
NOTE 6—Subsequent Events Evaluation:		Equity Opportunities Fund and BNY Mellon Small/Mid
		Cap Fund became a series of the Trust.
Dreyfus has evaluated the need for disclosures and/or
adjustments resulting from subsequent events through

Table 13 (continued).

BNY Mellon Emerging Markets Fund
				Unrealized
	Foreign			Appreciation
	Currency			(Depreciation)
Forward Foreign Currency Exchange Contracts	Amounts	Cost ($)	Value ($)	at 8/31/2009 ($)

Purchases:
Hong Kong Dollar, Expiring 9/1/2009	1,572,723	202,907	202,920	13
South African Rand, Expiring 9/1/2009	1,333,074	172,107	171,357	(750)
South African Rand, Expiring 9/2/2009	2,032,615	260,401	261,278	877
South Korean Won, Expiring 9/1/2009	140,222,467	112,629	112,277	(352)
South Korean Won, Expiring 9/1/2009	59,534,408	47,819	47,670	(149)
South Korean Won, Expiring 9/1/2009	298,179,083	239,501	238,753	(748)
Sales:		Proceeds ($)
Hong Kong Dollar, Expiring 9/1/2009	10,963,776	1,414,507	1,414,599	(92)
Hungarian Forint, Expiring 9/2/2009	70,008,857	367,250	368,581	(1,331)
South Korean Won, Expiring 9/1/2009	340,753,262	273,610	272,843	767
Turkish Lira, Expiring 9/1/2009	108,891	72,439	72,589	(150)
Gross Unrealized Appreciation				1,657
Gross Unrealized Depreciation				(3,572)

Table 14.

	Cost of	Gross	Gross
	Investments ($)	Appreciation ($)	Depreciation ($)	Net ($)

BNY Mellon Large Cap Stock Fund	1,370,105,559	257,529,987	46,607,635	210,922,352
BNY Mellon Income Stock Fund	126,087,837	15,753,302	9,332,661	6,420,641
BNY Mellon Mid Cap Stock Fund	1,395,635,425	137,796,049	63,065,116	74,730,933
BNY Mellon Small Cap Stock Fund	763,105,254	50,705,049	53,679,657	(2,974,608)
BNY Mellon U.S. Core Equity 130/30 Fund	98,467,254	14,390,927	9,441,186	4,949,741
BNY Mellon International Fund	1,323,906,071	125,759,465	206,880,007	(81,120,542)
BNY Mellon Emerging Markets Fund	998,180,851	183,222,959	95,141,272	88,081,687
BNY Mellon International Appreciation Fund	313,619,557	20,095,857	74,137,619	(54,041,762)
BNY Mellon Balanced Fund	330,685,479	24,207,134	23,515,225	691,909

The Funds

117

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of BNY Mellon Funds Trust

We have audited the accompanying statements of assets and liabilities of BNY Mellon Large Cap Stock Fund, BNY Mellon Income Stock Fund, BNY Mellon Mid Cap Stock Fund, BNY Mellon Small Cap Stock Fund, BNY Mellon U.S. Core Equity 130/30 Fund, BNY Mellon International Fund, BNY Mellon Emerging Markets Fund, BNY Mellon International Appreciation Fund and BNY Mellon Balanced Fund, each a series of BNY Mellon Funds Trust (collectively “the Funds”), including the statements of investments and statement of securities sold short, as of August 31, 2009, and the related statements of operations for the year then ended, except for the BNY Mellon International Appreciation Fund which was for the eight-month period ended August 31, 2009 and the twelve-month period ended December 31, 2008, the statements of changes in net assets for each of the years in the two-year period then ended, except for the BNY Mellon International Appreciation Fund which was for the eight-month period ended August 31, 2009 and the twelve-month period ended December 31, 2008, the statement of cash flows for the year then ended with respect to the BNY Mellon U.S. Core Equity 130/30 Fund, and the financial highlights for each of the years in the five-year period then ended, except for the BNY Mellon International Appreciation Fund which was for the eight-month period ended August 31, 2009 and the twelve-month period ended December 31, 2008. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.With respect to the BNY Mellon International Appreciation Fund, the statement of changes in net assets for the year ended December 31, 2007 and the financial highlights for each of the years in the four-year period ended December 31, 2007 were audited by other independent registered public accountants whose report thereon, dated February 28, 2008, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2009 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BNY Mellon Large Cap Stock Fund, BNY Mellon Income Stock Fund, BNY Mellon Mid Cap Stock Fund, BNY Mellon Small Cap Stock Fund,BNY Mellon U.S.Core Equity 130/30 Fund, BNY Mellon International Fund, BNY Mellon Emerging Markets Fund, BNY Mellon International Appreciation Fund and BNY Mellon Balanced Fund as of August 31, 2009, and the results of their operations, the changes in their net assets, and the financial highlights for the periods described in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

New York, New York October 29, 2009

118

IMPORTANT TAX INFORMATION (Unaudited)

BNY Mellon Large Cap Stock Fund

For federal tax purposes, the fund hereby designates $.0891 per share as a long-term capital gain distribution paid on December 17, 2008. Also the fund hereby designates 100% of the ordinary dividends paid during the fiscal year ended August 31, 2009 as qualifying for the corporate dividends received deduction. Also certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $18,728,382 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2010 of the percentage applicable to the preparation of their 2009 income tax returns.

BNY Mellon Income Stock Fund

For federal tax purposes, the fund hereby designates $.4741 per share as a long-term capital gain distribution paid on December 17, 2008. Also the fund hereby designates 100% of the ordinary dividends paid during the fiscal year ended August 31, 2009 as qualifying for the corporate dividends received deduction. Also certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $3,014,357 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2010 of the percentage applicable to the preparation of their 2009 income tax returns.

BNY Mellon Mid Cap Stock Fund

For federal tax purposes, the fund hereby designates $.0100 per share as a long-term capital gain distribution paid on December 4, 2008 and also the fund hereby designates $.0077 per share as a long-term capital gain dis-

tribution paid on March 27, 2009. Also the fund hereby designates 97.83% of the ordinary dividends paid during the fiscal year ended August 31, 2009 as qualifying for the corporate dividends received deduction.Also certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $4,340,368 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2010 of the percentage applicable to the preparation of their 2009 income tax returns.

BNY Mellon Small Cap Stock Fund

For federal tax purposes, the fund hereby designates $.0070 per share as a long-term capital gain distribution and $.0060 per share as a short-term capital gain distribution paid on December 3, 2008 and also the fund hereby designates $.0019 per share as a long-term capital gain distribution paid on March 27, 2009. Also the fund hereby designates 83.21% of the ordinary dividends paid during the fiscal year ended August 31, 2009 as qualifying for the corporate dividends received deduction.Also certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $3,496,623 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2010 of the percentage applicable to the preparation of their 2009 income tax returns.

BNY Mellon U.S. Core Equity 130/30 Fund

For federal tax purposes, the fund hereby designates 100% of the ordinary dividends paid during the fiscal year ended August 31, 2009 as qualifying for the corporate dividends received deduction.Also certain dividends

The Funds

119

IMPORTANT TAX INFORMATION (Unaudited) (continued)

paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $1,198,524 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2010 of the percentage applicable to the preparation of their 2009 income tax returns.

BNY Mellon International Fund

In accordance with federal tax law, the fund elects to provide each shareholder with their portion of the fund’s foreign taxes paid and the income sourced from foreign countries. Accordingly, the fund hereby makes the following designations regarding its fiscal year ended August 31, 2009:

  the total amount of taxes paid to foreign coun- tries was $3,471,003.
  the total amount of income sourced from foreign countries was $32,599,943.

Where required by federal tax law rules, shareholders will receive notification of their proportionate share of foreign taxes paid and foreign sourced income for the 2009 calendar year with Form 1099-DIV which will be mailed in early 2010.Also certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $22,182 represents the maximum amount that may be considered qualified dividend income. Also, the fund designates $.2560 per share as a long-term capital gain distribution paid on December 16, 2008.

BNY Mellon Emerging Markets Fund

In accordance with federal tax law, the fund elects to provide each shareholder with their portion of the fund’s foreign taxes paid and the income sourced from foreign countries. Accordingly, the fund hereby makes the following designations regarding its fiscal year ended August 31, 2009:

  the total amount of taxes paid to foreign coun- tries was $2,043,042.
  the total amount of income sourced from foreign countries was $13,251,852.

Where required by federal tax law rules, shareholders will receive notification of their proportionate share of foreign taxes paid and foreign sourced income for the 2009 calendar year with Form 1099-DIV which will be mailed in early 2010. Also certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $72,723 represents the maximum amount that may be considered qualified dividend income. Also, the fund designates $3.3280 per share as a long-term capital gain distribution and $.9940 per share as a short-term capital gain distribution paid on December 22, 2008.

120

BNY Mellon International Appreciation Fund

In accordance with federal tax law, the fund elects to provide each shareholder with their portion of the fund’s foreign taxes paid and the income sourced from foreign countries. Accordingly, the fund hereby makes the following designations regarding its fiscal year ended August 31, 2009:

  the total amount of taxes paid to foreign coun- tries was $912,264.
  the total amount of income sourced from foreign countries was $6,846,808.

Where required by federal tax law rules, shareholders will receive notification of their proportionate share of foreign taxes paid and foreign sourced income for the 2009 calendar year with Form 1099-DIV which will be mailed in early 2010. Also certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of

2003. Of the distributions paid during the fiscal year, $321,748 represents the maximum amount that may be considered qualified dividend income.

BNY Mellon Balanced Fund

For federal tax purposes, the fund hereby designates $.4503 per share as a long-term capital gain distribution paid on December 18, 2008. Also the fund hereby designates 32.57% of the ordinary dividends paid during the fiscal year ended August 31, 2009 as qualifying for the corporate dividends received deduction.Also certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $3,381,328 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2010 of the percentage applicable to the preparation of their 2009 income tax returns.

The Funds

121

INFORMATION ABOUT THE REVIEW AND APPROVAL

OF EACH FUND’S INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on March 25-26, 2009, the Board considered the re-approval of the Trust’s Investment Advisory Agreement for another one year term,pursuant to which BNY Mellon Fund Advisers, a division of Dreyfus, provides the funds with investment advisory services.The Board members also considered the re-approval of the Trust’s Administration Agreement with The Bank of NewYork Mellon for another one year term, pursuant to which The Bank of New York Mellon provides the funds with administrative services.The Bank of New York Mellon has entered into a Sub-Administration Agreement with Dreyfus pursuant to which The Bank of NewYork Mellon pays Dreyfus for performing certain of these administrative services.The Board members who are not “interested persons” (as defined in the Act) of theTrust were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus.

Analysis of Nature, Extent and Quality of Services Provided to the Funds. The Board members received a presentation from representatives of Dreyfus regarding services provided to the funds, and discussed the nature, extent and quality of the services provided to the funds pursuant to the Investment Advisory Agreement. Dreyfus’ representatives reviewed the funds’ distribution of accounts, and noted the diversity of distribution of the funds and Dreyfus’ corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to each of the funds’ distribution channels. Dreyfus also provided the number of shareholder accounts in each fund, as well as each fund’s asset size.

The Board members also considered Dreyfus’ research and portfolio management capabilities and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements, and Dreyfus’ extensive administrative, accounting and compliance infrastructure. The Board also considered Dreyfus’ brokerage policies and practices, the standards applied in seeking best execution and Dreyfus’ policies and practices regarding soft dollars.

Comparative Analysis of the Funds’ Advisory Fees, Expense Ratios and Performance

The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing each fund’s advisory fee and expense ratio with a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), in each case in the same category applicable to the fund, that were selected by Lipper. The Board members also reviewed reports prepared by Lipper which included information comparing each fund’s performance with that of a group of comparable funds (the “Performance Group”) composed of the same funds included in the Expense Group and with that of a broader group of funds (the “Performance Universe”), in each case in the same category applicable to the fund, that were selected by Lipper. Included in these reports were comparisons of contractual and actual advisory fee rates, total operating expenses and performance. Dreyfus also provided a comparison of each fund’s calendar year total returns to the performance of the fund’s benchmark. Representatives of Dreyfus furnished these reports to the Board along with a description of the methodology Lipper used to select each Expense Group and Expense Universe and each Performance Group and Performance Universe.

BNY Mellon Large Cap Stock Fund

The Board reviewed the results of the Expense Group and Expense Universe comparisons.The Board reviewed the range of advisory fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s expense ratio ranked in the fourth quartile (above the median) of the Expense Group and in the second quartile (below the median) of the Expense Universe.

The Board also reviewed the results of the Performance Group and Performance Universe comparisons. The Board noted that the fund’s performance for periods ended January 31, 2009 was below the medians of the Performance Group for the 1-, 3-, 4- and 5-year periods and was equal to the median for the 2-year period, and

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was below the medians of the Performance Universe for the reported periods. The Board considered management’s efforts to improve the fund’s performance by appointing a new primary portfolio manager of the fund, effective February 15, 2007, which management believes helped the fund’s relative performance for the 2-year period. The Board also received a presentation from the fund’s primary portfolio manager regarding the factors which, over the past year, influenced the fund’s performance results.The Board expressed concern over the fund’s relative underperformance for the reported periods, and stated its expectation for improved performance results in the future.

Representatives of Dreyfus reviewed with the Board members the fees paid to Dreyfus or its affiliates by mutual funds managed by Dreyfus or its affiliates with similar investment objectives, policies and strategies, and included within the same Lipper category, as the fund (the “Similar Funds”). Representatives of Dreyfus also noted that there were no other accounts managed or sub-advised by Dreyfus or its affiliates with similar investment objectives, policies and strategies as the fund. The Board analyzed the differences in fees paid to Dreyfus and discussed the relationship of the advisory fees paid in light of the services provided.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s advisory fees.

BNY Mellon U.S. Core Equity 130/30 Fund

The Board reviewed the results of the Expense Group and Expense Universe comparisons.The Board reviewed the range of advisory fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s expense ratio ranked in the first quartile of the Expense Group and in the second quartile of the Expense Universe (below the respective Expense Group and Expense Universe medians).The Board also considered that The Bank of New York Mellon waived fees and/or reimbursed fund expenses for the fiscal year ended August 31, 2008, reducing total expenses from

2.39% to 2.28% for Class M shares and from 2.81% to 2.71% for Investor shares, and that the undertaking is no longer in effect pursuant to its terms.

The Board also reviewed the results of the Performance Group and Performance Universe comparisons. The Board noted that the fund’s performance was equal to the median of the Performance Group for the 1-year period ended January 31, 2009, and was below the median of the Performance Universe for the reported period.

Representatives of Dreyfus noted that there were no other mutual funds managed by Dreyfus or its affiliates with a similar investment objective and similar policies and strategies, and included within the same Lipper category, as the fund. Representatives of Dreyfus reviewed with the Board members the fee paid to Dreyfus or its affiliates by an account managed or sub-advised by Dreyfus or its affiliates with a similar investment objective and similar policies and strategies as the fund (the “Similar Account”). Dreyfus’ representatives explained the nature of the Similar Account and the differences, from Dreyfus’ perspective, in management of the Similar Account as compared to managing and providing services to the fund. Dreyfus’ representatives also reviewed the costs associated with distribution through intermediaries.The Board analyzed the differences in fees paid to Dreyfus and discussed the relationship of the advisory fees paid in light of the services provided. The Board members considered the relevance of the fee information provided to evaluate the appropriateness and reasonableness of the fund’s advisory fees.

BNY Mellon Balanced Fund

The Board reviewed the results of the Expense Group and Expense Universe comparisons.The Board reviewed the range of advisory fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s expense ratio ranked in the first quartile of the Expense Group and Expense Universe (below the respective medians of the Expense Group and Expense Universe).

The Funds

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INFORMATION ABOUT THE REVIEW AND APPROVAL OF EACH FUND’S

INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

The Board also reviewed the results of the Performance Group and Performance Universe comparisons.The Board noted that the fund’s performance was above the medians of the Performance Group and Performance Universe for the reported periods ended January 31, 2009.

Representatives of Dreyfus reviewed with the Board members the fees paid to Dreyfus or its affiliates by a mutual fund managed by Dreyfus or its affiliates with a similar investment objective and similar policies and strategies, and included within the same Lipper category, as the fund (the “Similar Fund”). Representatives of Dreyfus also noted that there were no other accounts managed or sub-advised by Dreyfus or its affiliates with similar investment objectives, policies and strategies as the fund.The Board analyzed the differences in fees paid to Dreyfus and discussed the relationship of the advisory fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for the Similar Fund to evaluate the appropriateness and reasonableness of the fund’s advisory fees.

BNY Mellon Income Stock Fund

The Board reviewed the results of the Expense Group and Expense Universe comparisons.The Board reviewed the range of advisory fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s expense ratio ranked in the first quartile of the Expense Group and in the second quartile of the Expense Universe (below the respective Expense Group and Expense Universe medians).

The Board also reviewed the results of the Performance Group and Performance Universe comparisons. The Board noted that the fund’s performance was below the medians of the Performance Group and Performance Universe for the reported periods ended January 31, 2009.The Board received a presentation from the fund’s primary portfolio manager regarding the factors which, over the past year, influenced the fund’s performance results. The Board expressed concern over the fund’s relative underperformance for the reported periods, and stated its expectation for improved performance results in the future.

Representatives of Dreyfus reviewed with the Board members the fees paid to Dreyfus or its affiliates by a mutual fund managed by Dreyfus or its affiliates with a similar investment objective and similar policies and strategies, and included within the same Lipper category, as the fund (the “Similar Fund”), and by other accounts managed or sub-advised by Dreyfus or its affiliates with similar investment objectives, policies and strategies as the fund (the “Similar Accounts”). Dreyfus’ representatives explained the nature of the Similar Accounts and the differences, from Dreyfus’ perspective, in management of the Similar Accounts as compared to managing and providing services to the fund. Dreyfus’ representatives also reviewed the costs associated with distribution through intermediaries.The Board analyzed the differences in fees paid to Dreyfus and discussed the relationship of the advisory fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for the Similar Fund and Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s advisory fees.

BNY Mellon Mid Cap Stock Fund

The Board reviewed the results of the Expense Group and Expense Universe comparisons.The Board reviewed the range of advisory fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s expense ratio ranked in the fourth quartile (above the median) of the Expense Group and in the second quartile (below the median) of the Expense Universe.

The Board also reviewed the results of the Performance Group and Performance Universe comparisons. The Board noted that the fund’s performance was below the medians of the Performance Group for the reported periods ended January 31, 2009, and was above the medians of the Performance Universe for the reported periods.

124

Representatives of Dreyfus reviewed with the Board members the fees paid to Dreyfus or its affiliates by mutual funds managed by Dreyfus or its affiliates with similar investment objectives, policies and strategies, and included within the same Lipper category, as the fund (the “Similar Funds”). Representatives of Dreyfus also noted that there were no other accounts managed or sub-advised by Dreyfus or its affiliates with similar investment objectives, policies and strategies as the fund. The Board analyzed the differences in fees paid to Dreyfus and discussed the relationship of the advisory fees paid in light of the services provided.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s advisory fees.

BNY Mellon Small Cap Stock Fund

The Board reviewed the results of the Expense Group and Expense Universe comparisons.The Board reviewed the range of advisory fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s expense ratio ranked in the third quartile (above the median) of the Expense Group and in the second quartile (below the median) of the Expense Universe. The Board also considered that The Bank of New York Mellon has contractually agreed, until September 30, 2010, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of Class M shares and Investor shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.99% and 1.24%, respectively

The Board also reviewed the results of the Performance Group and Performance Universe comparisons. The Board noted that for periods ended January 31, 2009, the fund’s performance was below the medians for the 1-, 3-and 4-year periods and was equal to the medians for the 2- and 5-year periods of the Performance Group, and was below the medians of the Performance Universe for the

1-, 4- and 5-year periods and was above the medians for the 2- and 3-year periods. The Board received a presentation from the fund’s primary portfolio manager regarding the factors which, over the past year, influenced the fund’s performance results.The Board expressed concern over the fund’s short-term performance rankings, while noting the fund’s somewhat more successful track record in prior years, and also stated its expectation for improved performance results in the future.

Representatives of Dreyfus reviewed with the Board members the fees paid to Dreyfus or its affiliates by mutual funds managed by Dreyfus or its affiliates with similar investment objectives, policies and strategies, and included within the same Lipper category, as the fund (the “Similar Funds”). Representatives of Dreyfus also noted that there were no other accounts managed or sub-advised by Dreyfus or its affiliates with similar investment objectives, policies and strategies as the fund. The Board analyzed the differences in fees paid to Dreyfus and discussed the relationship of the advisory fees paid in light of the services provided.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s advisory fees.

BNY Mellon International Fund

The Board reviewed the results of the Expense Group and Expense Universe comparisons.The Board reviewed the range of advisory fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s expense ratio ranked in the third quartile (equal to the median) of the Expense Group and in the second quartile (below the median) of the Expense Universe.

The Board also reviewed the results of the Performance Group and Performance Universe comparisons. The Board noted that the fund’s performance was above the medians of the Performance Group for the reported periods ended January 31, 2009, and was above the medi-

The Funds

125

INFORMATION ABOUT THE REVIEW AND APPROVAL OF EACH FUND’S

INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

ans of the Performance Universe for 1-, 2- and 3-year periods and was below the medians for the 4- and 5-year periods.The Board noted that the Fund’s relative performance had improved compared with that presented last year during the Board’s review of the Investment Advisory Agreement. The Board considered the voluntary 15 basis point combined fee waiver and expense reimbursement arrangement undertaken by The Bank of NewYork Mellon, effective June 1, 2008 (initially implemented for an indefinite period), which reduced the fund’s total expenses from 1.10% to 1.07% for Class M shares and from 1.35% to 1.32% for Investor shares for the fund’s fiscal year ended August 31, 2008.The Board agreed to terminate the fee waiver and expense reimbursement arrangement, effective June 1, 2009.

Representatives of Dreyfus reviewed with the Board members the fees paid to Dreyfus or its affiliates by mutual funds managed by Dreyfus or its affiliates with similar investment objectives, policies and strategies, and included within the same Lipper category, as the fund (the “Similar Funds”). Representatives of Dreyfus also noted that there were no other accounts managed or sub-advised by Dreyfus or its affiliates with similar investment objectives, policies and strategies as the fund. The Board analyzed the differences in fees paid to Dreyfus and discussed the relationship of the advisory fees paid in light of the services provided.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s advisory fees.

BNY Mellon Emerging Markets Fund

The Board reviewed the results of the Expense Group and Expense Universe comparisons.The Board reviewed the range of advisory fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s expense ratio ranked in the fourth quartile of the Expense Group and in the third quartile of the Expense Universe (above the respective Expense Group and Expense Universe medians).

The Board also reviewed the results of the Performance Group and Performance Universe comparisons. The Board noted that for periods ended January 31, 2009, the fund’s performance was above the medians of the Performance Group for the 1-, 2- and 3-year periods and was equal to the medians for the 4- and 5-year periods, and was above the medians of the Performance Universe for the 1-, 2-, 3- and 5-year periods and was below the median for the 4-year period.The Board noted that the Fund’s relative performance had improved compared with that presented last year during the Board’s review of the Investment Advisory Agreement.

Representatives of Dreyfus reviewed with the Board members the fees paid to Dreyfus or its affiliates by mutual funds managed by Dreyfus or its affiliates with similar investment objectives, policies and strategies, and included within the same Lipper category, as the fund (the “Similar Funds”). Representatives of Dreyfus also noted that there were no other accounts managed or sub-advised by Dreyfus or its affiliates with similar investment objectives, policies and strategies as the fund. The Board analyzed the differences in fees paid to Dreyfus and discussed the relationship of the advisory fees paid in light of the services provided.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s advisory fees.

BNY Mellon International Appreciation Fund

The Board reviewed the results of the Expense Group and Expense Universe comparisons.The Board reviewed the range of advisory fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s expense ratio ranked in the first quartile of the Expense Group and Expense Universe (below the respective medians of the Expense Group and Expense Universe).The Board also considered that The Bank of New York Mellon has contractually agreed, until September 30, 2010, to waive receipt of its fees and/or assume the expenses of the fund so that the direct

126

expenses of neither class of the fund’s shares (excluding shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.67%.

The Board also reviewed the results of the Performance Group and Performance Universe comparisons. The Board noted that the fund’s performance was below the medians of the Performance Group for the reported periods ended January 31, 2009, and was above the medians of the Performance Universe for 1-, 2-, 3- and 4-year periods and was below the median for the 5- and 10-year periods.

Representatives of Dreyfus noted that there were no other mutual funds managed by Dreyfus or its affiliates with similar investment objectives, policies and strategies, and included within the same Lipper category, as the fund, nor other accounts managed or sub-advised by Dreyfus or its affiliates with similar investment objectives, policies and strategies as the fund.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus and its affiliates with respect to each fund and the method used to determine such expenses and profit.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the funds.The Board members evaluated the profitability analysis in light of the relevant cir-

cumstances for each fund, including any decline in assets, and the extent to which economies of scale would be realized if a fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. The Board members also considered potential benefits to Dreyfus and its affiliates, including BNY Mellon Fund Advisers, from acting as investment adviser to the funds, including soft dollar arrangements with respect to trading each fund’s portfolio.

It was noted that the Board members should consider Dreyfus’ profitability with respect to each fund as part of their evaluation of whether the fees under the Investment Advisory Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services. It was noted that the profitability percentage for managing each fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing each fund was not unreasonable given the services provided.The Board also noted the fee waiver and expense reimbursement arrangements pertaining to BNY Mellon Small Cap Stock Fund, BNY Mellon International Fund and BNY Mellon International Appreciation Fund and their effect on the profitability of Dreyfus.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the continuation of the Trust’s Investment Advisory Agreement with respect to the funds. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations with respect to the funds:

  The Board concluded that the nature, extent and qual- ity of the services provided by Dreyfus to each fund are adequate and appropriate.

The Funds

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INFORMATION ABOUT THE REVIEW AND APPROVAL OF EACH FUND’S

INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

  With respect to BNY Mellon Large Cap Stock Fund and BNY Mellon Income Stock Fund, while the Board was concerned with each fund’s relative performance for the reported periods, it considered the explanations of each fund’s portfolio manager for the less competi- tive performance, and noted its expectation for improved performance results in the future.
  With respect to BNY Mellon Small Cap Stock Fund, the Board noted the fund’s somewhat more successful track record in prior years and the portfolio manager’s explanation for recent, less competitive, performance results, and noted its expectation for improved perfor- mance results in the future.
  With respect to BNY Mellon U.S. Core Equity 130/30 Fund, the Board was generally satisfied with the fund’s relative performance.
  With respect to BNY Mellon Mid Cap Stock Fund and BNY Mellon International Appreciation Fund, while the Board was concerned with each fund’s rel- ative underperformance for the reported periods ver- sus its Performance Group, it noted each fund’s more favorable relative performance versus its Performance Universe for the reported periods and was generally satisfied with each fund’s overall relative performance.
  With respect to BNY Mellon International Fund and BNY Mellon Emerging Markets Fund, the Board was satisfied with each fund’s relative perfor-
  mance, and noted that each fund’s relative perfor- mance had improved from that presented last year during the Board’s review of the fund’s Investment Advisory Agreement.
  With respect to BNY Mellon Balanced Fund, the Board was satisfied with the fund’s relative performance.
  The Board concluded that the fee paid to Dreyfus by each fund was reasonable in light of the considerations described above.
  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in con- nection with the management of the funds had been adequately considered by Dreyfus in connection with the advisory fee rate charged to each fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with a fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the Trust’s Investment Advisory Agreement and Administration Agreement with respect to the funds was in the best interests of each fund and its respective shareholders.

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NOTES

The BNY Mellon Funds

BNY Mellon Bond Fund

BNY Mellon Intermediate Bond Fund

BNY Mellon Intermediate U.S. Government Fund BNY Mellon Short-Term U.S. Government Securities Fund

ANNUAL REPORT

August 31, 2009

Contents

The Funds

Letter from the President	2
Discussion of Funds’ Performance
BNY Mellon Bond Fund	3
BNY Mellon
Intermediate Bond Fund	6
BNY Mellon Intermediate
U.S. Government Fund	9
BNY Mellon Short-Term U.S.
Government Securities Fund	12
Understanding Your Fund’s Expenses	15
Comparing Your Fund’s Expenses
With Those of Other Funds	15
Statements of Investments	16
Statements of Assets and Liabilities	34
Statements of Operations	35
Statements of Changes in Net Assets	38
Financial Highlights	41
Notes to Financial Statements	49
Report of Independent Registered
Public Accounting Firm	58
Important Tax Information	59
Information About the Review
and Approval of Each Fund’s
Investment Advisory Agreement	60
Board Members Information	64
Officers of the Trust	66

For More Information

Back cover

The views expressed herein are current to the date of this report. These views and the composition of the funds’ portfolios are subject to change at any time based on market and other conditions.

• Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

The Funds

LETTER FROM THE PRESIDENT Dear Shareholder:

We present to you this annual report for the BNY Mellon Funds Trust, covering the reporting period ended August 31, 2009.

At long last, the current recession cycle appears to be winding down. After generally slumping since December 2007, we expect U.S. economic growth to pick up during the third quarter of 2009.Highly stimulative monetary and fiscal policies domestically and throughout the world, combined with the low cost of debt and equity capital compared to historical norms, already have sparked a rebound in industrial production as manufacturers replenish their depleted inventories. However, we continue to anticipate a slower-than-average recovery, with the unemployment rate likely to remain elevated over the next several quarters.

The U.S. bond market anticipated the economic upturn with a sustained market rally among higher-yielding securities that began early this year.Although the rebound initially was concentrated primarily among high-yield corporate bonds and other lower-quality assets that had been severely punished in the downturn, it later broadened to include higher-quality fixed-income securities. While we are encouraged by the market’s recent strength, we continue to closely monitor technical factors, such as investor sentiment, and upcoming economic indicators. Accordingly, we continue to believe that careful selectivity and risk management will be keys to success in the financial markets over the foreseeable future. As always, we urge you to speak with your portfolio manager about the potential opportunities and obstacles in today’s investment environment.

For information about how the funds performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance for each fund.

Thank you for your continued confidence and support.

Christopher E. Sheldon President BNY Mellon Funds Trust September 15, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2008, through August 31, 2009, as provided by John F. Flahive, Portfolio Manager and Director of Fixed Income

Fund and Market Performance Overview

For the 12-month period ended August 31, 2009, BNY Mellon Bond Fund’s Class M shares produced a yield of 8.95%, and Investor shares produced a yield of 8.74%.1 In comparison, the fund’s benchmark, the Barclays Capital U.S. Aggregate Index (the “Index”), produced a total return of 7.94%.2

Despite heightened market volatility due to a global financial crisis and severe recession, a sustained rally among higher yielding bonds during the second half of the reporting period more than offset declines over the first half as global credit markets recovered and the U.S. economy stabilized. The fund produced higher returns than its benchmark Index, primarily as a result of its defensive posture during the downturn and the success of our security selection strategy among investment-grade corporate bonds.

The Fund’s Investment Approach

The fund seeks total return (consisting of capital appreciation and current income).To pursue its goal, the fund actively manages bond market and maturity exposure and invests at least 80% of its assets in bonds, such as U.S.Treasury and government agency bonds, corporate bonds, mortgage-related securities and foreign corporate and government bonds.The fund’s investments in bonds must be rated investment-grade quality at the time of purchase3 or, if unrated, deemed of comparable quality by the investment adviser. Generally, the average effective duration of the fund’s portfolio will not exceed eight years.

Bond Market Plunged, Then Rebounded Sharply

The U.S. bond market endured a year of extreme volatility. Just weeks after the start of the reporting period, severe declines among mortgage- and asset-backed securities led to the failures of several major financial institutions and drew the worldwide banking system to the brink of collapse. Meanwhile, rising unemployment, plunging housing prices and depressed consumer confidence exacerbated the longest and most severe economic downturn since the 1930s.These influences fueled a bear market that drove higher yielding bond prices to multi-year lows. In contrast, U.S.Treasury securities gained considerable value as investors flocked to traditional safe havens.

However, investor sentiment suddenly began to improve in early March, as the Federal Reserve Board’s (the “Fed”) and the U.S. government’s aggressive remedial measures—including the Troubled Assets Relief Program (TARP), the Term Asset-Backed Securities Loan Facility (TALF) and the American Recovery and Reinvestment Act of 2009—appeared to have a positive impact on the credit markets and economy. Additional evidence of economic stabilization later appeared, supporting a sustained rally among corporate-, mortgage- and asset-backed securities that lasted through the reporting period’s end. U.S. Treasury securities gave back some of their previous gains over the spring and summer as investors’ risk appetites increased.

Amid Turmoil, a Focus on Quality

The fund proved well positioned for the downturn.An overweight position in shorter-duration U.S.Treasuries at the start of the reporting period helped preserve the fund’s value relative to its benchmark. Also beneficial was a focus on higher-quality securities in the troubled mortgage- and asset-backed sectors. Among investment-grade corporate bonds, an emphasis on shorter-term securities across a diverse array of industry groups bolstered the fund’s relative performance during the fall of 2008. Our security selection strategy also boosted relative performance, as we successfully avoided some of

The Funds

3

DISCUSSION OF FUND PERFORMANCE (continued)

the corporate sector’s more troubled issuers. In addition, the fund held none of the sub-prime mortgages or high yield corporate bonds that were severely punished during the downturn.

When it became clearer to us in the opening months of 2009 that the worst of the crisis was probably behind us, we began to move toward an investment posture that more closely reflected the benchmark’s average credit quality and sector allocations.We also increased the average duration of the fund’s corporate-backed holdings. These adjustments enabled the fund to participate more fully in the market rally over the spring and summer. While the fund’s comparatively light exposure to lower-rated corporate bonds caused it to lag the benchmark’s performance in the rally, it was not enough to fully offset the outperformance achieved during the downturn.

Maintaining a Mostly Neutral Investment Posture

It seems to us that an economic recovery is likely to be muted as long as unemployment rates remain high and consumers continue to reduce debt and boost savings. In light of these factors, the Fed has indicated that it intends to maintain “exceptionally low levels of the federal funds rate for an extended period.” Therefore, we expect the bond market to encounter bouts of volatility as investors react to news regarding ballooning federal budget deficits, reduced consumer borrowing and potentially disappointing corporate earnings.

We have maintained the fund’s generally market-neutral composition and modestly short average duration. We believe this is a prudent strategy in the wake of a robust market rally and in anticipation of continued economic uncertainty.

September 15, 2009

[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by BNY Mellon Fund Advisors pursuant to an agreement in effect through September 30, 2010, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, the fund’s returns would have been lower.

[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital U.S.Aggregate Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years.

[3]	The fund may continue to own investment-grade bonds (at the time of purchase), which are subsequently downgraded to below investment grade.

FUND PERFORMANCE

20,000

BNY Mellon Bond Fund (Class M shares) Barclays Capital U.S. Aggregate Index†

Years Ended 8/31

Comparison of change in value of $10,000 investment in BNY Mellon Bond Fund Class M shares and the Barclays Capital U.S. Aggregate Index

Average Annual Total Returns as of 8/31/09
	Inception				From
	Date	1 Year	5 Years	10 Years	Inception

Class M shares	1/1/87	8.95%	4.90%	5.85%	—
Investor shares	7/11/01	8.74%	4.64%	—	4.95%

† Source: Lipper Inc.

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The above graph compares a $10,000 investment made in Class M shares of BNY Mellon Bond Fund on 8/31/99 to a $10,000 investment made in the Barclays Capital U.S.Aggregate Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.

Before the fund commenced operations, substantially all of the assets of a predecessor common trust fund (CTF) that, in all material respects, had the same investment objective, policies, guidelines and restrictions as the fund (and those of two other CTFs) were transferred to the fund. Please note that the performance of the fund’s Class M shares represents the performance of the predecessor CTF through October 1, 2000, adjusted to reflect the fund’s fees and expenses, by subtracting from the actual performance of the CTF the expenses of the fund’s Class M shares as they were estimated prior to the conversion of the CTF into the fund, and the performance of the fund’s Class M shares thereafter.The predecessor CTF was not registered under the Investment Company Act of 1940, as amended, and therefore was not subject to certain investment restrictions that might have adversely affected performance. In addition, the expenses of the fund’s Class M shares may be higher than those estimated prior to the conversion of the CTF into the fund, which would lower the performance shown in the above line graph.

Effective July 11, 2001, existing fund shares were designated as Class M shares and the fund began offering a second class of shares designated as Investor shares, which are subject to a Shareholder Services Plan. Performance for Investor shares will vary from the performance of Class M shares shown above because of the differences in charges and expenses.

The fund’s performance shown in the line graph takes into account all applicable fees and expenses for Class M shares only.The Index is a widely accepted, unmanaged index of corporate, government and government agency debt instruments, mortgage-backed securities, and asset-backed securities with an average maturity of 1-10 years. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The Funds

5

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2008, through August 31, 2009, as provided by John F. Flahive, Portfolio Manager and Director of Fixed Income

Fund and Market Performance Overview

For the 12-month period ended August 31, 2009, BNY Mellon Intermediate Bond Fund’s Class M shares produced a total return of 8.07%, and Investor shares returned 7.78%.1 In comparison, the fund’s benchmark, the Barclays Capital Intermediate Government/ Credit Bond Index (the “Index”), produced a total return of 6.81%.2

Market declines over the first half of the reporting period, when a global financial crisis and severe recession sparked heightened market volatility, were offset by a sustained rally among higher yielding bonds during the second half as global credit markets recovered and the U.S. economy stabilized.The fund produced higher returns than its benchmark Index, primarily as a result of its defensive posture during the downturn and the success of our security selection strategy among investment-grade corporate bonds.

The Fund’s Investment Approach

The fund seeks total return (consisting of capital appreciation and current income).To pursue its goal, the fund actively manages bond market and maturity exposure and invests at least 80% of its assets in bonds, such as U.S. government and agency bonds, corporate bonds, mortgage-related securities, foreign corporate and government bonds and municipal bonds.The fund’s investments in bonds must be rated investment grade at the time of purchase3 or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund’s average effective portfolio maturity will be between three and 10 years, and the average effective duration of the fund’s portfolio will be between 2.5 and 5.5 years.

When managing the fund, we use a disciplined process to select securities and manage risk.We generally choose bonds based on yield, credit quality, the level of interest rates and inflation, general economic and financial trends and our outlook for the securities markets. Our management process also includes computer modeling and scenario testing of possible changes in market conditions.

Bond Market Plunged, Then Rebounded Sharply

The U.S. bond market endured a year of extreme volatility. Soon after the start of the reporting period, severe declines among mortgage- and asset-backed securities led to the failures of several major financial institutions and drew the worldwide banking system to the brink of collapse. Meanwhile, rising unemployment, plunging housing prices and depressed consumer confidence exacerbated the most severe economic downturn since the 1930s.These influences drove higher yielding bond prices to multi-year lows. In contrast, U.S.Treasury securities gained considerable value when investors flocked to traditional safe havens.

Investor sentiment began to improve in early March, as the Federal Reserve Board’s (the “Fed”) and the U.S. government’s aggressive remedial measures appeared to have a positive impact on the credit markets and economy. Additional evidence of economic stabilization later appeared, supporting a sustained rally among corporate-, mortgage- and asset-backed securities through the reporting period’s end. U.S.Treasury securities gave back some of their previous gains as investors’ risk appetites increased.

Amid Turmoil, a Focus on Quality

The fund proved well positioned for the downturn. An overweight position in U.S.Treasuries at the start of the reporting period helped preserve the fund’s value. Also beneficial was a focus on higher-quality securities in the mortgage- and asset-backed sectors. Among investment-grade corporate bonds, an emphasis on shorter-term securities across a diverse array of industry groups bolstered the fund’s relative performance during the fall of 2008. We also successfully avoided some of the corporate sector’s more troubled issuers, and the fund held none of the sub-prime mortgages or high yield corporate bonds that were severely punished during the downturn.

When it became clearer in the opening months of 2009 that the worst of the crisis was probably behind us, we began to move toward an investment posture that more closely reflected the benchmark’s composi-tion.These adjustments enabled the fund to participate more fully in the market rally over the spring and summer. While the fund’s comparatively light exposure to lower-rated corporate bonds caused it to lag the benchmark’s performance in the rally, it was not enough to fully erase the outperformance achieved during the downturn.

Maintaining a Mostly Neutral Investment Posture

In our view, an economic recovery is likely to be muted as long as unemployment rates remain high and consumers continue to reduce debt. In light of these factors, the Fed has indicated that it intends to maintain “exceptionally low levels of the federal funds rate for an extended period.” Therefore, we expect the bond market to encounter bouts of volatility as investors react to news regarding ballooning federal budget deficits, reduced consumer borrowing and potentially disappointing corporate earnings.

We believe that the fund’s generally market-neutral composition and modestly short average duration are prudent strategies in the wake of a robust market rally and in anticipation of continued economic uncertainty.

September 15, 2009

[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

[2]	SOURCE: LIPPER INC. – Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Intermediate Government/Credit Bond Index is a widely accepted, unmanaged index of government and credit bond market performance composed of U.S. government,Treasury and agency securities, fixed-income securities and nonconvertible investment-grade credit debt, with an average maturity of 1-10 years. Index return does not reflect the fees and expenses associated with operating a mutual fund.

[3]	The fund may continue to own investment-grade bonds (at the time of purchase), which are subsequently downgraded to below investment grade.

The Funds

7

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in BNY Mellon Intermediate Bond Fund Class M shares and the Barclays Capital Intermediate Government/Credit Bond Index

Average Annual Total Returns as of 8/31/09
	Inception				From
	Date	1 Year	5 Years	10 Years	Inception

Class M shares	1/1/87	8.07%	4.51%	5.41%	—
Investor shares	7/11/01	7.78%	4.25%	—	4.67%

† Source: Lipper Inc.

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The above graph compares a $10,000 investment made in Class M shares of BNY Mellon Intermediate Bond Fund on 8/31/99 to a $10,000 investment made in the Barclays Capital Intermediate Government/Credit Bond Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.

Before the fund commenced operations, substantially all of the assets of a predecessor common trust fund (CTF) that, in all material respects, had the same investment objective, policies, guidelines and restrictions as the fund were transferred to the fund. Please note that the performance of the fund’s Class M shares represents the performance of the predecessor CTF through October 1, 2000, adjusted to reflect the fund’s fees and expenses, by subtracting from the actual performance of the CTF the expenses of the fund’s Class M shares as they were estimated prior to the conversion of the CTF into the fund, and the performance of the fund’s Class M shares thereafter.The predecessor CTF was not registered under the Investment Company Act of 1940, as amended, and therefore was not subject to certain investment restrictions that might have adversely affected performance. In addition, the expenses of the fund’s Class M shares may be higher than those estimated prior to the conversion of the CTF into the fund, which would lower the performance shown in the above line graph.

Effective July 11, 2001, existing fund shares were designated as Class M shares and the fund began offering a second class of shares designated as Investor shares, which are subject to a Shareholder Services Plan. Performance for Investor shares will vary from the performance of Class M shares shown above because of the differences in charges and expenses.

The fund’s performance shown in the line graph takes into account all applicable fees and expenses for Class M shares only.The Index is a widely accepted, unmanaged index of Government and credit bond market performance composed of U.S. Government,Treasury and Agency securities, fixed-income securities and nonconvertible investment-grade credit debt, with an average maturity of 1-10 years. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2009, through August 31, 2009, as provided by John F. Flahive, Portfolio Manager and Director of Fixed Income

Fund and Market Performance Overview

For the eight-month period ended August 31, 2009, BNY Mellon Intermediate U.S. Government Fund’s Class M shares achieved a total return of 0.41%, and the fund’s Investor shares achieved a total return of 0.14%.1 In comparison, the fund’s benchmark, the Barclays Capital Intermediate Government Index (the “Index”), achieved a total return of –0.46%.2

U.S. government securities encountered heightened volatility over the reporting period due to a global financial crisis and recession.After posting gains stemming from a “flight to quality” over the fall of 2008, U.S. government securities prices fell in the spring of 2009, when investors’ risk appetites increased along with evidence of stabilization of the economy and credit markets.The fund produced higher returns than its benchmark, chiefly due to the fund’s relatively short average duration.

The Fund’s Investment Approach

The fund seeks to provide as high a level of current income as is consistent with the preservation of capital. This objective may be changed without shareholder approval.To pursue its goal, the fund normally invests at least 80% of its assets in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

The fund allocates broadly among U.S.Treasury obligations, direct U.S. government agency debt obligations, and U.S. government agency mortgage-backed securities, including mortgage pass-through securities and collateralized mortgage obligations (CMOs).The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government. Under normal market conditions, the fund maintains an average effective portfolio maturity between three and 10 years.The fund attempts to manage interest rate risk by adjusting its duration.The fund may invest in individual bonds of any maturity or duration and does not expect to target any specific range of duration.

Credit Crisis Contained by Government Intervention

The reporting period began in the midst of a global banking crisis that already had produced steep declines among mortgage-, asset- and corporate-backed securities. In contrast, U.S. government securities had rallied strongly in the flight to quality, causing their yields to fall to record lows by the beginning of 2009. Meanwhile, slumping housing markets, rising unemployment and deteriorating consumer confidence led to the most severe recession since the 1930s.

In response, the U.S. government rescued a number of struggling corporations and, during the reporting period, Congress followed up with the $787 billion American Recovery and Reinvestment Act of 2009.The Federal Reserve Board (the “Fed”) injected massive amounts of liquidity into the banking system through unprecedented programs such as the Term Asset-Backed Securities Loan Facility (TALF). In addition, in late December 2008 the Fed completed a series of interest-rate reductions, cutting its target for the overnight federal funds rate to an all-time low of 0% to 0.25%.

The Funds

9

DISCUSSION OF FUND PERFORMANCE (continued)

As it became clearer in March 2009 that these measures were gaining traction, improving investor sentiment fueled springtime market rallies that were particularly impressive for corporate bonds. Conversely, U.S.Treasury securities gave back some of their earlier gains. U.S. government agency securities held up relatively well, in part due to massive purchases of agency-backed mortgages by the Fed.

Duration Management Strategy Bolstered Results

The fund began the reporting period with underweight exposure to U.S. Treasury securities and a significantly overweight position in U.S.government agency securities. The fund’s holdings of U.S. government agency securities were most non-callable bonds, making them more sensitive to falling interest rates.This strategy helped bolster the fund’s returns early in the reporting period.

As the first quarter of 2009 progressed, we substantially reduced the fund’s exposure to U.S. government agency securities due to concerns that changing supply-and-demand dynamics might weigh on returns.We reallocated those assets primarily to U.S.Treasury securities.We also established positions in two- to three-year securities guaranteed by the FDIC through the Temporary Liquidity Guarantee Program.These relatively short-term positions helped us maintain an average duration that was modestly shorter than industry averages, effectively dampening market volatility.

By the summer, market volatility had subsided and prices of U.S. government securities became more sta-

ble. Consequently, we adjusted the fund’s composition—increasing holdings of agency securities and reducing Treasuries—so it more closely approximated its benchmark.

Maintaining a Disciplined Approach to Security Selection

As of the reporting period’s end, we have maintained the fund’s generally benchmark-neutral composition and a modestly short average duration.The Fed has repeatedly indicated that its target for short-term interest rates is likely to remain at low levels for some time and, with yield spreads currently narrower than average along the market’s maturity range, there appears to be little reason to match or exceed the benchmark’s average duration. Of course, we are prepared to adjust these strategies as market conditions evolve.

September 15, 2009

[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by BNY Mellon Fund Advisors pursuant to an agreement in effect through September 30, 2010, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, the fund’s returns would have been lower.

[2]	SOURCE: LIPPER INC. – Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Intermediate Government Index is a widely accepted, unmanaged index of government bond market performance composed of U.S.Treasury and agency securities with maturities of 1-10 years. Index return does not reflect the fees and expenses associated with operating a mutual fund.

FUND PERFORMANCE

Years Ended 8/31

Comparison of change in value of $10,000 investment in BNY Mellon Intermediate U.S. Government Fund, Class M shares and Investor shares and the Barclays Capital Intermediate Government Index

Average Annual Total Returns as of 8/31/09
	1 Year	5 Years	10 Years

Class M shares	5.94%	4.45%	5.55%
Investor shares	5.58%	4.17%	5.27%

† Source: Lipper Inc.

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The above graph compares a $10,000 investment made in Class M shares and Investor shares of BNY Mellon Intermediate U.S. Government Fund on 8/31/99 to a $10,000 investment made in the Barclays Capital Intermediate Government Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.

As of the close of business on September 12, 2008, substantially all of the assets of another investment company advised by an affiliate of the fund’s investment adviser, BNY Hamilton Intermediate Government Fund (the “predecessor fund”), a series of BNY Hamilton Funds, Inc., were transferred to BNY Mellon Intermediate U.S. Government Fund in a tax-free reorganization and the fund commenced operations.The performance figures for the fund’s Class M shares represent the performance of the predecessor fund’s Institutional shares prior to the commencement of operations for BNY Mellon Intermediate U.S. Government Fund and the performance of BNY Mellon Intermediate U.S. Government Fund’s Class M shares thereafter.The performance figures for Investor shares represent the performance of the predecessor fund’s Class A shares prior to the commencement of operations for BNY Mellon Intermediate U.S. Government Fund and the performance of BNY Mellon Intermediate U.S. Government Fund’s Investor shares thereafter. Investor shares are subject to a Shareholder Services Plan. Performance for Investor shares will vary from the performance of Class M shares shown because of the differences in charges and expenses.

The fund’s performance shown in the line graph takes into account all applicable fees and expenses for all share classes.The Index is an unmanaged index designed to measure the performance of intermediate-term government bonds. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The Funds

11

DISCUSSION OF FUND PERFORMANCE

For the period of September 1,2008,through August 31,2009, as provided by Lawrence R. Dunn, CFA, Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended August 31, 2009, BNY Mellon Short-Term U.S. Government Securities Fund’s Class M shares achieved a total return of 4.90%, and the fund’s Investor shares achieved a total return of 4.63%.1 In comparison, the Barclays Capital 1-3 Year U.S. Government Index (the “Index”), the fund’s benchmark, achieved a total return of 4.72%, and the funds reported in the Lipper Short U.S. Government category provided an average return of 4.45% for the same period.2

U.S. government securities encountered heightened volatility over the reporting period due to a global financial crisis and recession. Gains stemming from a “flight to quality” in the fall of 2008 were partly offset by price declines in the spring of 2009, when investors’ risk appetites increased along with evidence of stabilization of the economy and credit markets. The fund’s returns were in line with its benchmark return and Lipper category average, mainly due to the fund’s relatively short average duration.

The Fund’s Investment Approach

The fund seeks to provide as high a level of current income as is consistent with the preservation of capital.To pursue this goal, the fund invests at least 80% of its assets in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and in repurchase agreements. The fund may invest up to 35% of its net assets in mortgage-related securities issued by U.S. government agencies or instrumentalities, such as mortgage pass-through securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”)

and the Federal Home Loan Mortgage Corporation (“Freddie Mac”).The fund may also invest in collateralized mortgage obligations (“CMOs”), including stripped mortgage-backed securities. Generally, the fund’s average effective portfolio maturity and the average effective duration of the fund’s portfolio will be less than three years.

When choosing securities, we typically first examine U.S. and global economic conditions and other market factors to estimate long- and short-term interest rates. Using a research-driven investment process, we then seek to identify what we believe are potentially profitable sectors before they are widely perceived by the market.We also seek to identify underpriced or mispriced securities that appear likely to perform well over time.

Credit Crisis Contained by Government Intervention

The reporting period began in the midst of a global banking crisis that produced steep declines among mortgage-, asset- and corporate-backed securities. In contrast, U.S. government securities rallied strongly in the flight to quality, causing their yields to fall to record lows. Meanwhile, slumping housing markets, rising unemployment and deteriorating consumer confidence led to the most severe recession since the 1930s.

In response, the U.S. government rescued a number of struggling corporations, and Congress followed up with the $787 billion American Recovery and Reinvestment Act of 2009. The Federal Reserve Board (the “Fed”) injected massive amounts of liquidity into the banking system through unprecedented programs such as the Term Asset-Backed Securities Loan Facility (TALF). In addition, the Fed completed a series of interest-rate reductions, cutting its target for the overnight federal funds rate to an all-time low of 0% to 0.25%.

As it became clearer in March 2009 that these measures were effective, improving investor sentiment fueled springtime rallies that were particularly impressive for corporate bonds. Conversely, U.S. Treasury securities gave back some of their earlier gains. U.S. government agency securities held up relatively well, in part due to massive purchases of agency-backed mortgages by the Fed.

Duration Management Strategy Bolstered Results

The fund began the reporting period with underweighted exposure to U.S. Treasury securities and an overweighted position in U.S. government agency securities.As the financial crisis intensified, we moderated both positions, adjusting the fund’s composition so it more closely approximated its benchmark.At the same time, we focused the fund’s agency holdings on seasoned balloon mortgages with relatively short maturities. We also established positions in two- to three-year securities guaranteed by the FDIC through the Temporary Liquidity Guarantee Program.

These relatively short-term positions helped us maintain an average duration that was shorter than industry averages, effectively dampening market volatility during the fall of 2008. In 2009, we extended the fund’s average duration after the benchmark was rebal-anced. This shift enabled us to capture incrementally higher yields at a time when yield differences were relatively steep along the market’s maturity spectrum.

Maintaining a Disciplined Approach to Security Selection

As of the reporting period’s end, we have maintained the fund’s generally benchmark-neutral composition and a modestly short average duration. The Fed has repeatedly indicated that its target for short-term interest rates is likely to remain at low levels for some time and, with yield spreads currently narrower than average, there appears to be little reason to match or exceed the benchmark’s average duration. Of course, we are prepared to adjust these strategies as market conditions evolve.

September 15, 2009

[1]	Total return includes reinvestment of dividends and any capital gains paid.

	Past	performance is no guarantee of future results. Share price, yield and

	investment	return fluctuate such that upon redemption, fund shares may be

	worth	more or less than their original cost.

[2]	SOURCE: LIPPER INC. – Reflects reinvestment of dividends and,

	where	applicable, capital gain distributions.The Barclays Capital 1-3Year

	U.	S. Government Index is a widely accepted, unmanaged index of

	government	bond market performance composed of U.S.Treasury and

	agency	securities with maturities of 1-3 years. Index return does not reflect

	the	fees and expenses associated with operating a mutual fund.

The Funds

13

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in BNY Mellon Short-Term U.S. Government Securities Fund Class M shares and the Barclays Capital 1-3 Year U.S. Government Index

Average Annual Total Returns as of 8/31/09
	Inception				From
	Date	1 Year	5 Years	10 Years	Inception

Class M shares	1/1/87	4.90%	3.90%	4.31%	—
Investor shares	7/11/01	4.63%	3.63%	—	3.43%
† Source: Lipper Inc.

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The above graph compares a $10,000 investment made in Class M shares of BNY Mellon Short-Term U.S. Government Securities Fund on 8/31/99 to a $10,000 investment made in the Barclays Capital 1-3Year U.S. Government Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested. Before the fund commenced operations, substantially all of the assets of a predecessor common trust fund (CTF) that, in all material respects, had the same investment objective, policies, guidelines and restrictions as the fund were transferred to the fund. Please note that the performance of the fund’s Class M shares represents the performance of the predecessor CTF through October 1, 2000, adjusted to reflect the fund’s fees and expenses, by subtracting from the actual performance of the CTF the expenses of the fund’s Class M shares as they were estimated prior to the conversion of the CTF into the fund, and the performance of the fund’s Class M shares thereafter.The predecessor CTF was not registered under the Investment Company Act of 1940, as amended, and therefore was not subject to certain investment restrictions that might have adversely affected performance. In addition, the expenses of the fund’s Class M shares may be higher than those estimated prior to the conversion of the CTF into the fund, which would lower the performance shown in the above line graph.

Effective July 11, 2001, existing fund shares were designated as Class M shares and the fund began offering a second class of shares designated as Investor shares, which are subject to a Shareholder Services Plan. Performance for Investor shares will vary from the performance of Class M shares shown above because of the differences in charges and expenses.

The fund’s performance shown in the line graph takes into account all applicable fees and expenses for Class M shares only.The Index is a widely accepted, unmanaged index of government bond market performance composed of U.S.Treasury and agency securities with maturities of 1-3 years. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial advisor.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each BNY Mellon fixed income fund from March 1, 2009 to August 31, 2009. It also shows how much as $1,000 investment would be worth at the close of the period assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended August 31, 2009

	Class M Shares	Investor Shares

BNY Mellon Bond Fund
Expenses paid per $1,000†	$ 2.91	$ 4.20
Ending value (after expenses)	$1,060.20	$1,059.50
BNY Mellon Intermediate Bond Fund
Expenses paid per $1,000†	$ 2.90	$ 4.20
Ending value (after expenses)	$1,057.70	$1,056.40
BNY Mellon Intermediate U.S. Government Fund
Expenses paid per $1,000†	$ 3.30	$ 4.56
Ending value (after expenses)	$1,011.70	$1,009.40
BNY Mellon Short-Term U.S. Government Securities Fund
Expenses paid per $1,000†	$ 2.84	$ 4.15
Ending value (after expenses)	$1,011.10	$1,009.90

COMPARING YOUR FUND’S EXPENSES WITH	THOSE OF OTHER	FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return.You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended August 31, 2009

	Class M Shares	Investor Shares

BNY Mellon Bond Fund
Expenses paid per $1,000†	$ 2.85	$ 4.13
Ending value (after expenses)	$1,022.38	$1,021.12
BNY Mellon Intermediate Bond Fund
Expenses paid per $1,000†	$ 2.85	$ 4.13
Ending value (after expenses)	$1,022.38	$1,021.12
BNY Mellon Intermediate U.S. Government Fund
Expenses paid per $1,000†	$ 3.31	$ 4.58
Ending value (after expenses)	$1,021.93	$1,020.67
BNY Mellon Short-Term U.S. Government Securities Fund
Expenses paid per $1,000†	$ 2.85	$ 4.18
Ending value (after expenses)	$1,022.38	$1,021.07

Expenses are equal to the BNY Mellon Bond Fund’s annualized expense ratio of .56% for Class M and .81% for Investor shares, BNY Mellon Intermediate Bond Fund .56%

for	Class M and .81% for Investor shares, BNY Mellon Intermediate U.S. Government Fund .65% for Class M and .90% for Investor shares and BNY Mellon Short-Term

U.	S. Government Securities Fund .56% for Class M and .82% for Investor shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period)

The Funds

15

STATEMENT OF INVESTMENTS August 31, 2009

BNY Mellon Bond Fund

	Coupon	Maturity	Principal
Bonds and Notes—98.1%	Rate (%)	Date	Amount ($)	Value ($)

Aerospace & Defense—.6%
United Technologies,
Notes	6.13	7/15/38	7,080,000	7,989,362
Asset—Backed Certificates—.5%
CIT Equipment Collateral,
Ser. 2006-VT2, Cl. A4	5.05	4/20/14	6,746,216	6,764,271
Asset-Backed Ctfs./Auto Receivables—3.1%
Daimler Chrysler Auto Trust,
Ser. 2006-C, Cl. A4	4.98	11/8/11	1,258,510	1,285,404
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. A4A	5.47	6/15/12	755,000	794,331
Franklin Auto Trust,
Ser. 2007-1, Cl. A4	5.03	2/16/15	5,865,000	6,036,831
Harley-Davidson Motorcycle Trust,
Ser. 2005-3, Cl. A2	4.41	6/15/12	1,248,496	1,274,000
Harley-Davidson Motorcycle Trust,
Ser. 2007-1, Cl. A4	5.21	6/17/13	5,210,000	5,432,133
Honda Auto Receivables Owner
Trust, Ser. 2007-1, Cl. A4	5.09	7/18/13	1,470,000	1,521,600
Honda Auto Receivables Owner
Trust, Ser. 2006-3, Cl. A4	5.11	4/15/12	8,045,000	8,241,917
Household Automotive Trust,
Ser. 2007-1, Cl. A4	5.33	11/17/13	6,465,000	6,516,604
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. A4	5.15	5/15/13	3,600,000	3,758,777
Nissan Auto Lease Trust,
Ser. 2006-A, Cl. A4	5.10	7/16/12	3,984,722	3,993,297
USAA Auto Owner Trust,
Ser. 2006-4 Cl. A4	4.98	10/15/12	2,809,000	2,907,377
				41,762,271
Banks—3.8%
Bank of America,
Sub. Notes	5.49	3/15/19	14,300,000	12,972,974
BankAmerica Capital II,
Bank Gtd. Secs., Ser. 2	8.00	12/15/26	6,775,000	6,199,125
Citigroup,
Sub. Notes	5.00	9/15/14	1,735,000	1,591,349
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	3,135,000	2,962,073
Goldman Sachs Group,
Sub. Notes	5.63	1/15/17	1,381,000	1,375,227
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	3,980,000	3,997,206
HSBC Holdings,
Sub. Notes	6.50	9/15/37	6,300,000	6,536,748

BNY Mellon Bond Fund (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Banks (continued)
JPMorgan Chase & Co.,
Sr. Unscd. Notes	5.38	10/1/12	2,846,000	3,057,930
Morgan Stanley,
Sub. Notes	4.75	4/1/14	9,410,000	9,351,442
PNC Funding,
Bank Gtd. Notes	4.50	3/10/10	2,825,000	2,853,677
				50,897,751
Building & Construction—.4%
CRH America,
Gtd. Notes	5.30	10/15/13	5,930,000	5,961,174
Commercial & Professional Services—.7%
Seminole Tribe of Florida,
Sr. Scd. Notes	5.80	10/1/13	10,246,000 [a]	9,647,982
Commercial Mortgage
Pass-Through Ctfs.—1.5%
Banc of America Commercial
Mortgage, Ser. 2004-4, Cl. A3	4.13	7/10/42	1,484,804	1,490,658
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-T20, Cl. A1	4.94	10/12/42	412,800	416,168
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2005-CD1, Cl. A1	5.05	7/15/44	1,040,161	1,043,820
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2007-CD4, Cl. A2B	5.21	12/11/49	3,390,000	3,334,550
Credit Suisse Mortgage Capital
Certificates, Ser. 2007-C2, Cl. A2	5.45	1/15/49	4,610,000 [b]	4,562,801
CWCapital Cobalt,
Ser. 2007-C2, Cl. A2	5.33	4/15/47	4,780,000	4,659,018
LB-UBS Commercial Mortgage Trust,
Ser. 2007-C2, Cl. A2	5.30	2/15/40	4,225,000	4,210,297
				19,717,312
Diversified Financial Services—4.4%
AEP Texas Central Transition
Funding, Sr. Scd. Bonds, Ser. A-4	5.17	1/1/20	7,090,000	7,386,331
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.08	10/1/16	2,409,000 [a]	2,250,199
Agua Caliente Band of Cahuilla
Indians, Scd. Notes	6.35	10/1/15	2,010,000 [a]	1,881,179
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.44	10/1/16	2,860,000 [a]	2,671,469
AXA Financial,
Sr. Unscd. Notes	7.75	8/1/10	6,815,000	7,126,493
Bear Stearns,
Sr. Unscd. Notes	4.50	10/28/10	3,935,000	4,087,473

The Funds

17

STATEMENT OF INVESTMENTS (continued)

BNY Mellon Bond Fund (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Diversified Financial Services (continued)
Blackrock,
Sr. Unscd. Notes	6.25	9/15/17	6,630,000 [c]	6,985,162
Blackstone Holdings Finance,
Gtd. Notes	6.63	8/15/19	4,090,000 [a]	4,128,438
General Electric Capital,
Sr. Unscd. Notes	5.63	9/15/17	10,070,000	10,108,296
Goldman Sachs Capital I,
Gtd. Cap. Secs.	6.35	2/15/34	1,152,000	1,018,436
HSBC Finance,
Sr. Unscd. Notes	5.00	6/30/15	2,410,000	2,419,770
International Lease Finance,
Sr. Unscd. Notes	5.75	6/15/11	3,125,000	2,789,272
John Deere Capital,
Sr. Unscd. Notes	7.00	3/15/12	6,255,000	6,980,561
				59,833,079
Electric Utilities—.4%
Emerson Electric,
Sr. Unscd. Notes	5.00	12/15/14	3,500,000	3,795,397
Southern California Edison,
First Mortgage Bonds, Ser. 04-F	4.65	4/1/15	2,200,000	2,336,873
				6,132,270
Food & Beverages—.6%
Diageo Finance,
Gtd. Notes	5.50	4/1/13	5,945,000	6,422,990
General Mills,
Sr. Unscd. Notes	5.65	2/15/19	2,215,000	2,397,742
				8,820,732
Foreign/Governmental—.6%
United Mexican States,
Sr. Unscd. Notes	5.63	1/15/17	5,975,000 [c]	6,079,563
United Mexican States,
Sr. Unscd. Notes	6.63	3/3/15	1,480,000	1,605,800
				7,685,363
Health Care—.5%
Aetna,
Sr. Unscd. Notes	5.75	6/15/11	5,955,000	6,268,483
Information Technology—1.7%
International Business Machines,
Sr. Unscd. Debs.	7.00	10/30/25	3,272,000 [c]	3,888,268
Intuit,
Sr. Unscd. Notes	5.40	3/15/12	6,775,000	7,118,472
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	10,410,000	11,443,515
				22,450,255

BNY Mellon Bond Fund (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Media & Telecommunications—5.3%
AT & T,
Sr. Unscd. Notes	6.50	9/1/37	6,490,000	7,011,926
AT & T,
Sr. Unscd. Notes	6.80	5/15/36	1,650,000	1,841,263
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	5,550,000	6,122,493
Comcast,
Gtd. Notes	5.90	3/15/16	8,975,000	9,587,158
News America Holdings,
Gtd. Debs.	7.60	10/11/15	3,750,000	4,118,726
News America Holdings,
Gtd. Debs.	9.25	2/1/13	904,000	1,055,682
News America,
Gtd. Notes	6.15	3/1/37	2,375,000	2,301,605
Rogers Wireless,
Gtd. Notes	6.38	3/1/14	6,810,000	7,517,893
SBC Communications,
Sr. Unscd. Notes	5.88	8/15/12	5,995,000	6,561,312
Telefonica Emisiones,
Gtd. Notes	4.95	1/15/15	5,280,000	5,607,349
Time Warner Cable,
Gtd. Notes	8.25	4/1/19	5,930,000	7,133,185
Time Warner,
Gtd. Notes	5.50	11/15/11	1,905,000	2,022,097
Verizon Communications,
Sr. Unscd. Notes	5.50	2/15/18	10,545,000	11,092,897
Williams Communications Group,
Sr. Notes	0.00	10/1/09	1,406,000 [d]	0
				71,973,586
Property & Casualty Insurance—.7%
American International Group,
Sr. Unscd. Notes	5.60	10/18/16	1,492,000 [c]	1,004,065
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	6,865,000	8,043,872
				9,047,937
Real Estate—.6%
Simon Property Group,
Sr. Unscd. Notes	5.75	5/1/12	7,400,000	7,765,671
Residential Mortgage
Pass-Through Ctfs.—.4%
GMAC Mortgage Corporation Loan
Trust, Ser. 2004-JR1, Cl. A6	0.72	12/25/33	1,300,802 [b]	1,041,912
GMAC Mortgage Corporation Loan
Trust, Ser. 2004-J2, Cl. A2	0.77	6/25/34	1,299,134 [b]	953,095

The Funds

19

STATEMENT OF INVESTMENTS (continued)

BNY Mellon Bond Fund (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Residential Mortgage
Pass-Through Ctfs. (continued)
JP Morgan Mortgage Trust,
Ser. 2005-A5, Cl. 3A1	5.37	8/25/35	2,214,683 [b]	2,103,297
WaMu Mortgage Pass-Through
Certificates, Ser. 2005-AR4, Cl. A3	4.59	4/25/35	997,036 [b]	991,234
				5,089,538
Retail—.6%
Wal-Mart Stores,
Sr. Unscd. Notes	6.50	8/15/37	7,250,000	8,387,685
State/Territory General Obligations—.3%
California
GO (Various Purpose) (Build America Bonds)	7.55	4/1/39	4,030,000	4,326,124
U.S. Government Agencies—8.8%
Federal Agricultural Mortgage
Corp., Notes	2.10	8/10/12	9,140,000	9,222,882
Federal Farm Credit Banks,
Bonds	3.00	9/22/14	12,955,000	13,118,958
Federal Farm Credit Banks,
Bonds	3.88	8/25/11	2,000,000	2,102,480
Federal Home Loan Banks,
Bonds	3.63	10/18/13	11,670,000	12,248,050
Federal Home Loan Banks,
Bonds	5.65	4/20/22	8,000,000	8,488,352
Federal Home Loan Mortgage Corp.,
Notes	2.00	4/27/12	5,780,000 [e]	5,811,553
Federal Home Loan Mortgage Corp.,
Notes	3.00	4/21/14	16,000,000 [e]	15,979,104
Federal Home Loan Mortgage Corp.,
Notes	5.50	3/22/22	4,440,000 [e]	4,707,612
Federal Home Loan Mortgage Corp.,
Notes	5.90	6/15/22	9,485,000 [e]	10,087,298
Federal National Mortgage
Association, Notes	3.00	9/16/14	6,610,000 [e]	6,722,330
Federal National Mortgage
Association, Notes	5.25	3/5/14	18,865,000 [e]	19,328,098
Federal National Mortgage
Association, Notes	5.38	4/11/22	9,855,000 [e]	10,359,133
				118,175,850

BNY Mellon Bond Fund (continued)

	Principal		Principal
Bonds and Notes (continued)	Amount ($)	Value ($)	Amount ($)	Value ($)

U.S. Government Agencies/
Mortgage-Backed—37.0%
Federal Home Loan
Mortgage Corp.:
4.50%, 3/1/21—7/1/39	8,154,355 [e]	8,317,804
5.00%, 6/1/28—8/1/37	22,003,866 [e]	22,817,233
5.50%, 10/1/33—11/1/38	65,100,635 [e]	68,049,182
5.77%, 4/1/37	6,898,259 [b,e]	7,278,617
6.00%, 7/1/37—6/1/39	45,565,583 [e]	48,104,620
7.00%, 11/1/26—8/1/36	3,708,215 [e]	4,040,033
7.50%, 9/1/11—7/1/31	126,929 [e]	142,020
Multiclass Mortgage
Participation Ctfs.,
Ser. 2985, Cl. JP,
4.50%, 10/15/15	2,732 [e]	2,732
Multiclass Mortgage
Participation Ctfs.,
Ser. R002, Cl. AH,
4.75%, 7/15/15	1,006,219 [e]	1,030,101
Multiclass Mortgage
Participation Ctfs.,
Ser. R004, Cl. AL,
5.13%, 12/15/13	498,604 [e]	515,658
Federal National
Mortgage Association:
4.00%, 4/1/24	9,256,612 [e]	9,365,570
4.50%, 3/1/23—6/1/39	36,380,129 [e]	37,037,472
5.00%, 3/1/21—10/1/36	34,947,117 [e]	36,322,952
5.50%, 7/1/35—6/1/38	72,906,888 [e]	76,165,520
5.68%, 4/1/37	7,489,241 [b,e]	7,881,978
5.98%, 5/1/37	7,041,947 [b,e]	7,425,923
6.00%, 4/1/33—6/1/38	44,569,423 [e]	47,126,601
6.02%, 8/1/37	8,447,243 [b,e]	8,941,629
6.50%, 10/1/36—4/1/38	35,534,748 [e]	38,075,974
7.00%, 4/1/32—10/1/32	1,851,098 [e]	2,031,747
7.50%, 7/1/32	458,743 [e]	510,268
Government National
Mortgage Association I:
5.00%, 11/15/34—1/15/39	44,910,745	46,402,734
5.50%, 2/15/36	4,061,213	4,258,404
6.00%, 8/15/38	8,725,590	9,216,575
6.50%, 8/15/38	7,808,426	8,315,364
9.00%, 12/15/09	21	21

U.S. Government Agencies/
Mortgage-Backed (continued)
Government National
Mortgage Association I (continued):
9.50%, 10/15/09	3	3
		499,376,735
U.S. Government Securities—25.6%
U.S. Treasury Bonds:
6.25%, 8/15/23	4,420,000 [c]	5,471,133
7.13%, 2/15/23	3,014,000 [c]	3,993,550
U.S. Treasury Inflation Protected
Securities, Bonds,
2.38%, 1/15/27	13,488,841 [c,f]	13,842,923
Securities, Notes,
0.63%, 4/15/13	6,916,888 [c,f]	6,817,458
Securities, Notes,
1.38%, 7/15/18	11,894,643 [c,f]	11,537,804
Securities, Notes,
2.38%, 1/15/17	13,504,880 [c,f]	14,108,386
U.S. Treasury Notes:
3.25%, 5/31/16	5,395,000 [c]	5,492,364
3.88%, 5/15/18	7,075,000 [c]	7,358,007
4.00%, 11/15/12	60,500,000 [c]	65,155,717
4.25%, 1/15/11	8,250,000 [c]	8,660,248
4.25%, 8/15/13	42,290,000 [c]	46,053,176
4.25%, 11/15/13	23,855,000 [c]	25,979,598
4.50%, 11/15/15	8,330,000 [c]	9,143,483
4.50%, 5/15/17	8,430,000 [c]	9,194,635
4.63%, 8/31/11	24,000,000 [c]	25,732,512
4.63%, 2/29/12	47,000,000 [c]	50,925,252
5.13%, 5/15/16	30,885,000 [c]	35,027,945
		344,494,191
Total Bonds and Notes
(cost $1,283,098,103)	1,322,567,622

Common Stocks—.0%	Shares	Value ($)

Media & Telecommunications
Above Net, Cl. W (warrants 9/8/2010)	858 [g]	57,778
XO Holdings	635 [g]	451
XO Holdings, Cl. A (warrants 1/16/10)	1,270 [g]	0

The Funds

21

STATEMENT OF INVESTMENTS (continued)

BNY Mellon Bond Fund (continued)

			Investment of Cash Collateral
Common Stocks (continued)	Shares	Value ($)	for Securities Loaned—24.0%	Shares	Value ($)

Media & Telecommunications (continued)			Registered
XO Holdings, Cl. B (warrants 1/16/10)	953 [g]	0	Investment Company;
XO Holdings, Cl. C (warrants 1/16/10)	953 [g]	0	Dreyfus Institutional Cash
Total Common Stocks			Advantage Plus Fund
(cost $0)		58,229	(cost $322,744,279)	322,744,279 [h] 322,744,279
			Total Investments
Other Investment—1.1%			(cost $1,621,035,382)	123.2%	1,660,563,130

Registered Investment Company;			Liabilities, Less Cash
Dreyfus Institutional Preferred			and Receivables	(23.2%)	(313,042,913)
Plus Money Market Fund			Net Assets	100.0%	1,347,520,217
(cost $15,193,000)	15,193,000 [h]	15,193,000

GO—General Obligations

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At August 31, 2009, these securities amounted to $20,579,267 or 1.5% of net assets.

b	Variable rate security—interest rate subject to periodic change.

c	All or a portion of these securities are on loan.At August 31, 2009, the total market value of the fund’s securities on loan is $322,292,004 and the total market value of the collateral held by the fund is $331,820,864, consisting of cash collateral of $322,744,279, U.S. Government and Agency securities valued at $3,507,385, and letters of credit valued at $5,569,200.

[d]	Non-income producing—security in default.

e	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator.As such, the FHFA will oversee the continuing affairs of these companies.

f	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

g	Non-income producing security.

[h]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)

U.S. Government & Agencies	71.4	Foreign/Governmental	.6
Money Market Investments	25.1	State/Government General Obligations	.3
Corporate Bonds	20.3	Common Stocks	.0
Asset/Mortgage-Backed	5.5		123.2

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS August 31, 2009

BNY Mellon Intermediate Bond Fund

	Coupon	Maturity	Principal
Bonds and Notes—97.6%	Rate (%)	Date	Amount ($)	Value ($)

Aerospace & Defense—.6%
General Dynamics,
Gtd. Notes	5.25	2/1/14	3,050,000	3,325,555
United Technologies,
Sr. Unscd. Notes	6.13	2/1/19	1,860,000	2,089,609
				5,415,164
Asset—Backed Certificates—.3%
CIT Equipment Collateral,
Ser. 2006-VT2, Cl. A4	5.05	4/20/14	2,518,956	2,525,698
Asset-Backed Ctfs./Auto Receivables—2.0%
Harley-Davidson Motorcycle Trust,
Ser. 2005-3, Cl. A2	4.41	6/15/12	894,502	912,775
Harley-Davidson Motorcycle Trust,
Ser. 2007-1, Cl. A4	5.21	6/17/13	2,020,000	2,106,124
Honda Auto Receivables Owner
Trust, Ser. 2007-1, Cl. A4	5.09	7/18/13	2,395,000	2,479,070
Honda Auto Receivables Owner
Trust, Ser. 2006-3, Cl. A4	5.11	4/15/12	4,670,000	4,784,307
Household Automotive Trust,
Ser. 2007-1, Cl. A4	5.33	11/17/13	2,125,000	2,141,962
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. A4	5.15	5/15/13	2,680,000	2,798,200
Nissan Auto Lease Trust,
Ser. 2006-A, Cl. A4	5.10	7/16/12	2,051,006	2,055,419
				17,277,857
Automotive, Trucks & Parts—.6%
Johnson Controls,
Sr. Unscd. Notes	5.25	1/15/11	5,080,000 [a]	5,208,478
Bank & Finance—14.0%
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.08	10/1/16	1,796,000 [b]	1,677,608
Agua Caliente Band of Cahuilla
Indians, Scd. Notes	6.35	10/1/15	990,000 [b]	926,551
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.44	10/1/16	2,185,000 [b]	2,040,965
AXA Financial,
Sr. Unscd. Notes	7.75	8/1/10	3,625,000	3,790,688
Bank of America,
Sub. Notes	5.42	3/15/17	8,900,000	8,158,826
BankAmerica Capital II,
Bank Gtd. Secs., Ser. 2	8.00	12/15/26	4,975,000	4,552,125
Bear Stearns,
Sr. Unscd. Notes	4.50	10/28/10	3,200,000	3,323,994
Blackstone Holdings Finance,
Gtd. Notes	6.63	8/15/19	2,575,000 [b]	2,599,200

The Funds

23

STATEMENT OF INVESTMENTS (continued)

BNY Mellon Intermediate Bond Fund (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Bank & Finance (continued)
Caterpillar Financial Services,
Sr. Unscd. Notes	6.13	2/17/14	4,975,000 [a]	5,483,534
Citigroup,
Sub. Notes	5.00	9/15/14	4,400,000	4,035,698
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	2,840,000	2,683,346
Daimler Finance North America,
Gtd. Notes	6.50	11/15/13	3,935,000 [a]	4,194,836
General Electric Capital,
Sr. Unscd. Notes	5.88	2/15/12	5,265,000 [a]	5,601,697
Goldman Sachs Group,
Sr. Unscd. Notes	4.75	7/15/13	5,400,000	5,587,634
Household Finance,
Sr. Unscd. Notes	6.38	11/27/12	8,508,000	9,144,049
International Lease Finance,
Sr. Unscd. Notes	5.75	6/15/11	3,975,000	3,547,954
John Deere Capital,
Sr. Unscd. Notes	7.00	3/15/12	5,805,000 [a]	6,478,363
JPMorgan Chase & Co.,
Sr. Unscd. Notes	5.38	10/1/12	4,110,000	4,416,055
Merrill Lynch & Co.,
Sr. Unscd. Notes	5.45	2/5/13	7,580,000	7,713,158
Morgan Stanley,
Sr. Unscd. Notes	6.75	4/15/11	5,895,000	6,271,702
NYSE Euronext,
Sr. Unscd. Notes	4.80	6/28/13	5,305,000	5,571,592
Private Export Funding,
Gov’t Gtd. Notes	4.38	3/15/19	15,935,000	16,490,128
Wells Fargo & Co.,
Sub. Notes	6.38	8/1/11	5,240,000	5,573,982
				119,863,685
Building & Construction—.6%
CRH America,
Gtd. Notes	5.30	10/15/13	4,930,000	4,955,917
Commercial & Professional Services—1.5%
Dartmouth College,
Unscd. Notes	4.75	6/1/19	2,000,000	2,076,558
Seminole Tribe of Florida,
Sr. Scd. Notes	5.80	10/1/13	5,765,000 [b]	5,428,520
Stanford University,
Bonds	4.75	5/1/19	5,000,000	5,254,825
				12,759,903

BNY Mellon Intermediate Bond Fund (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Commercial Mortgage
Pass-Through Ctfs.—.7%
LB-UBS Commercial Mortgage Trust,
Ser. 2007-C2, Cl. A2	5.30	2/15/40	6,125,000	6,103,684
Food & Beverages—1.8%
Coca-Cola,
Sr. Unscd. Notes	5.35	11/15/17	4,880,000	5,309,718
Diageo Finance,
Gtd. Notes	5.50	4/1/13	4,415,000	4,769,975
McDonald’s,
Sr. Unscd. Notes	5.80	10/15/17	4,460,000	4,973,886
				15,053,579
Foreign/Governmental—.8%
Nova Scotia Province,
Bonds	5.13	1/26/17	5,430,000	5,744,185
United Mexican States,
Sr. Unscd. Notes	6.63	3/3/15	1,064,000	1,154,440
				6,898,625
Health Care—2.9%
Aetna,
Sr. Unscd. Notes	5.75	6/15/11	4,245,000	4,468,465
Amgen,
Sr. Notes	5.70	2/1/19	2,905,000 [a]	3,201,566
Astrazeneca,
Sr. Unscd. Notes	5.90	9/15/17	5,895,000	6,561,194
GlaxoSmithKline Capital,
Gtd. Notes	5.65	5/15/18	5,853,000	6,396,609
Pfizer,
Sr. Unscd. Notes	6.20	3/15/19	4,050,000	4,587,293
				25,215,127
Industrials—2.4%
Emerson Electric,
Sr. Unscd. Notes	4.63	10/15/12	3,000,000	3,233,952
Occidental Petroleum,
Sr. Unscd. Notes	4.13	6/1/16	2,725,000 [a]	2,785,947
Progress Energy,
Sr. Unscd. Notes	6.85	4/15/12	5,093,000 [a]	5,575,832
Vulcan Materials,
Sr. Unscd. Notes	5.60	11/30/12	5,710,000	5,946,914
XTO Energy,
Sr. Unscd. Notes	5.50	6/15/18	2,565,000	2,646,775
				20,189,420

The Funds

25

STATEMENT OF INVESTMENTS (continued)

BNY Mellon Intermediate Bond Fund (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Media & Telecommunications—7.1%
AT&T,
Sr. Unscd. Notes	5.80	2/15/19	5,095,000 [a]	5,479,897
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	7,135,000	7,870,989
Comcast,
Gtd. Notes	5.90	3/15/16	5,135,000	5,485,243
News America,
Gtd. Notes	5.30	12/15/14	5,260,000	5,645,174
Rogers Wireless,
Gtd. Notes	6.38	3/1/14	4,859,000	5,364,088
Telefonica Emisiones,
Gtd. Notes	4.95	1/15/15	3,200,000	3,398,394
Time Warner Cable,
Gtd. Notes	8.25	4/1/19	5,256,000	6,322,432
Time Warner,
Gtd. Notes	5.50	11/15/11	6,625,000	7,032,225
Verizon Communications,
Sr. Unscd. Notes	8.75	11/1/18	6,530,000	8,258,589
Vodafone Group,
Sr. Unscd. Notes	7.75	2/15/10	6,165,000	6,352,687
				61,209,718
Multi-Line Insurance—.6%
MetLife,
Sr. Unscd. Notes	6.75	6/1/16	4,450,000 [a]	4,874,472
Real Estate Investment Trusts—1.3%
Mack-Cali Realty,
Sr. Unscd. Notes	7.75	2/15/11	5,280,000	5,552,934
Simon Property Group,
Sr. Unscd. Notes	5.75	5/1/12	5,680,000	5,960,677
				11,513,611
Retailing—.6%
Wal-Mart Stores,
Sr. Unscd. Notes	4.55	5/1/13	4,675,000	4,997,346
Software & Services—1.5%
Intuit,
Sr. Unscd. Notes	5.40	3/15/12	5,115,000	5,374,315
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	7,000,000	7,694,967
				13,069,282
State/Territory General Obligations—.9%
State of California Taxable
Various Purpose, Bonds	5.45	4/1/15	4,550,000	4,670,575

BNY Mellon Intermediate Bond Fund (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

State/Territory General Obligations (continued)
State of California Taxable
Various Purpose, Bonds	5.95	4/1/16	3,255,000	3,360,104
				8,030,679
U.S. Government Agencies—18.4%
Federal Agricultural Mortgage
Corp., Notes	2.10	8/10/12	5,560,000	5,610,418
Federal Farm Credit Bank,
Bonds	2.13	6/18/12	9,065,000	9,125,654
Federal Farm Credit Banks,
Bonds	2.25	4/24/12	12,935,000	13,114,719
Federal Farm Credit Banks,
Bonds	2.63	4/21/11	11,000,000	11,293,029
Federal Farm Credit Banks,
Bonds	3.00	9/22/14	8,155,000	8,258,210
Federal Farm Credit Banks,
Bonds	3.40	2/7/13	15,800,000	16,439,758
Federal Farm Credit Banks,
Bonds	5.25	9/13/10	5,585,000	5,847,864
Federal Home Loan Banks,
Bonds	3.63	10/18/13	6,850,000	7,189,301
Federal Home Loan Banks,
Bonds	4.25	6/14/13	7,500,000	8,055,892
Federal Home Loan Banks,
Bonds	5.13	9/10/10	7,315,000	7,678,270
Federal Home Loan Mortgage Corp.,
Notes	2.00	4/27/12	7,830,000 [c]	7,872,744
Federal National Mortgage
Association, Notes	2.88	10/12/10	15,745,000 [c]	16,150,922
Federal National Mortgage
Association, Notes	3.00	9/16/14	8,550,000 [c]	8,695,299
Federal National Mortgage
Association, Notes	4.75	3/12/10	20,270,000 [c]	20,762,642
Federal National Mortgage
Association, Notes	5.25	3/5/14	11,855,000 [c]	12,146,016
				158,240,738
U.S. Government Agencies/
Mortgage-Backed—.1%
Federal Home Loan Mortgage Corp.:
4.83%, 11/1/32			115,606 [c,d]	118,734
REMIC, Ser. 2134, Cl. PM,
5.50%, 3/15/14			717,954 [c]	759,958
				878,692

The Funds

27

STATEMENT OF INVESTMENTS (continued)

BNY Mellon Intermediate Bond Fund (continued)

	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)	Other Investment—1.4%	Shares	Value ($)

U.S. Government Securities—38.9%			Registered Investment Company;
U.S. Treasury Inflation			Dreyfus Institutional
Protected Securities:			Preferred Plus
Notes, 0.63%, 4/15/13	3,999,145 [a,e]	3,941,657	Money Market Fund
Notes, 1.38%, 7/15/18	7,779,767 [a,e]	7,546,374	(cost $12,249,000)	12,249,000 [f]	12,249,000
Notes, 2.38%, 1/15/17	14,862,853 [a,e]	15,527,044
U.S. Treasury Notes:			Investment of Cash Collateral
3.25%, 5/31/16	3,875,000 [a]	3,944,932	for Securities Loaned—36.6%

4.00%, 11/15/12	44,250,000 [a]	47,655,214	Registered Investment Company;
4.25%, 1/15/11	68,745,000 [a]	72,163,483	Dreyfus Institutional Cash
4.25%, 8/15/13	18,950,000 [a]	20,636,266	Advantage Plus Fund
4.25%, 11/15/13	15,785,000 [a]	17,190,859	(cost $314,418,725)	314,418,725 [f]	314,418,725
4.50%, 11/15/15	7,925,000 [a]	8,698,932
4.63%, 8/31/11	43,035,000 [a]	46,141,611	Total Investments
4.63%, 2/29/12	52,340,000 [a]	56,711,227	(cost $1,138,152,350)	135.6%	1,165,414,764
5.13%, 5/15/16	30,250,000 [a]	34,307,765
			Liabilities, Less Cash
		334,465,364	and Receivables	(35.6%)	(305,867,371)
Total Bonds and Notes
(cost $811,484,625)		838,747,039	Net Assets	100.0%	859,547,393

a	All or a portion of these securities are on loan.At August 31, 2009, the total market value of the fund’s securities on loan is $324,368,485 and the total market value of the collateral held by the fund is $333,244,217, consisting of cash collateral of $314,418,725 and U.S. Government and Agency securities valued at $18,825,492.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At August 31, 2009, these securities amounted to $12,672,844 or 1.5% of net assets.

c	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator.As such, the FHFA will oversee the continuing affairs of these companies.

[d]	Variable rate security—interest rate subject to periodic change.

e	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)

U.S. Government & Agencies	57.4	State/Government General Obligations	.9
Money Market Investment	38.0	Foreign/Governmental	.8
Corporate Bonds	35.5
Asset/Mortgage-Backed	3.0		135.6

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS August 31, 2009

BNY Mellon Intermediate U.S. Government Fund

	Coupon	Maturity	Principal
Bonds and Notes—98.4%	Rate (%)	Date	Amount ($)	Value ($)

Banks—7.3%
Bank of America,
Gtd. Notes	3.13	6/15/12	915,000	950,967
Goldman Sachs Group,
Gtd. Notes	3.25	6/15/12	245,000	255,664
JPMorgan Chase & Co.,
Gtd. Notes	3.13	12/1/11	855,000	888,232
Key Bank,
Gtd. Notes	3.20	6/15/12	915,000	953,079
Regions Bank,
Gtd. Notes	3.25	12/9/11	915,000	952,428
Wells Fargo & Co.,
Gtd. Notes	3.00	12/9/11	535,000	554,641
				4,555,011
Diversified Financial Services—3.5%
General Electric Capital,
Gtd. Notes	3.00	12/9/11	915,000	947,343
Private Export Funding,
Gov’t Gtd. Notes	4.38	3/15/19	1,220,000	1,262,501
				2,209,844
U.S. Government Agencies—20.1%
Federal Agricultural Mortgage
Corp., Notes	2.10	8/10/12	420,000	423,809
Federal Farm Credit Banks,
Bonds	2.13	6/18/12	125,000	125,836
Federal Farm Credit Banks,
Bonds	3.00	9/22/14	605,000	612,657
Federal Home Loan Banks,
Bonds	3.63	10/18/13	1,280,000	1,343,402
Federal Home Loan Banks,
Bonds	4.25	6/14/13	635,000	682,066
Federal Home Loan Banks,
Bonds	4.88	12/13/13	4,095,000	4,501,265
Federal Home Loan Banks,
Bonds	5.63	6/9/17	2,210,000	2,449,991
Federal National Mortgage
Association, Notes	2.50	2/17/12	1,230,000 [a]	1,238,582
Federal National Mortgage
Association, Notes	3.00	9/16/14	760,000 [a]	772,915
Federal National Mortgage
Association, Sub. Notes	5.13	1/2/14	440,000 [a]	466,332
				12,616,855

The Funds

29

STATEMENT OF INVESTMENTS (continued)

BNY Mellon Intermediate U.S. Government Fund (continued)

	Principal			Principal
Bonds and Notes (continued)	Amount ($)	Value ($)		Amount ($)	Value ($)

U.S. Government Agencies/			U.S. Government Securities (continued)
Mortgage-Backed—.1%			U.S. Treasury Notes (continued):
Federal Home Loan Mortgage Corp			4.25%, 8/15/13	6,800,000	7,405,098
Mulitclass Mortgage			4.63%, 8/31/11	10,000,000	10,721,880
Participation Ctfs., Ser. 1627,			4.63%, 2/29/12	2,940,000	3,185,537
Cl. PJ, 6.00%, 3/15/23	57,422 [a]	57,531	5.13%, 5/15/16	1,800,000	2,041,454
U.S. Government Securities—67.4%					42,179,511
U.S. Treasury Bonds;			Total Bonds and Notes
7.25%, 5/15/16	1,705,000	2,152,564	(cost $60,352,680)		61,618,752
U.S. Treasury Inflation Protected
Securities, Notes,			Other Investment—.8%	Shares	Value ($)

0.63%, 4/15/13	402,975 [b]	397,182
Securities, Notes,			Registered Investment Company;
1.38%, 7/15/18	19,999 [b]	19,399	Dreyfus Institutional Preferred
Securities, Notes,			Plus Money Market Fund
2.38%, 1/15/17	2,001,673 [b]	2,091,124	(cost $501,000)	501,000 [c]	501,000
U.S. Treasury Notes:
			Total Investments (cost $60,853,680)	99.2%	62,119,752
1.75%, 11/15/11	915,000	927,796
3.75%, 11/15/18	760,000	780,663	Cash and Receivables (Net)	.8%	504,581
4.00%, 11/15/12	4,500,000	4,846,293
			Net Assets	100.0%	62,624,333
4.25%, 1/15/11	7,250,000	7,610,521

a	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator.As such, the FHFA will oversee the continuing affairs of these companies.

b	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

c	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)

U.S. Government & Agencies	87.6	Money Market Investment	.8
Corporate Bonds	10.8		99.2
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS August 31, 2009

BNY Mellon Short-Term U.S. Government Securities Fund

	Coupon	Maturity	Principal
Bonds and Notes—96.6%	Rate (%)	Date	Amount ($)	Value ($)

Banks—5.2%
Bank of America,
Gtd. Notes	3.13	6/15/12	1,875,000 [a]	1,948,703
Goldman Sachs Group,
Gtd. Notes	3.25	6/15/12	400,000	417,411
JPMorgan Chase & Co.,
Gtd. Notes	3.13	12/1/11	1,750,000 [a]	1,818,019
Key Bank,
Gtd. Notes	3.20	6/15/12	2,000,000	2,083,232
Regions Bank,
Gtd. Notes	3.25	12/9/11	1,875,000	1,951,697
Wells Fargo & Co.,
Gtd. Notes	3.00	12/9/11	1,000,000 [a]	1,036,712
				9,255,774
Diversified Financial Services—1.0%
General Electric Capital,
Gtd. Notes	3.00	12/9/11	1,635,000	1,692,794
State/Territory General Obligations—.6%
California
GO Notes	5.25	4/1/14	1,000,000	1,012,930
U.S. Government Agencies—20.8%
Federal Agricultural Mortgage
Corp., Notes	2.10	8/10/12	1,120,000	1,130,156
Federal Farm Credit Banks,
Bonds	2.13	6/18/12	1,825,000	1,837,211
Federal Farm Credit Banks,
Bonds	2.25	4/24/12	2,795,000	2,833,834
Federal Farm Credit Banks,
Bonds	2.63	4/21/11	2,000,000	2,053,278
Federal Farm Credit Banks,
Bonds	3.00	3/3/11	4,195,000	4,327,885
Federal Farm Credit Banks,
Bonds	3.75	12/6/10	2,250,000	2,335,419
Federal Farm Credit Banks,
Bonds	3.88	8/25/11	1,010,000	1,061,752
Federal Home Loan Banks,
Bonds	4.88	11/18/11	2,770,000	2,987,187
Federal Home Loan Mortgage Corp.,
Notes	2.13	3/23/12	3,910,000 [b]	3,969,596
Federal Home Loan Mortgage Corp.,
Notes	2.45	2/17/12	3,470,000 [b]	3,491,819
Federal Home Loan Mortgage Corp.,
Notes	2.63	3/19/12	500,000 [b]	504,144

The Funds

31

STATEMENT OF INVESTMENTS (continued)

BNY Mellon Short-Term U.S. Government Securities Fund (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Government Agencies (continued)
Federal National Mortgage
Association, Notes	1.75	3/23/11	6,450,000 [b]	6,536,172
Federal National Mortgage
Association, Notes	2.50	2/17/12	3,955,000 [b]	3,982,594
				37,051,047
U.S. Government Agencies/Mortgage-Backed—11.4%
Federal Home Loan Mortgage Corp.:
3.50%, 4/1/10—9/1/10			3,378,974 [b]	3,405,341
4.00%, 3/1/10—11/1/11			2,600,454 [b]	2,677,172
4.50%, 1/1/10—5/1/10			1,404,647 [b]	1,433,881
4.83%, 11/1/32			28,902 [b,c]	29,683
5.00%, 6/1/10—7/1/12			3,680,053 [b]	3,803,113
REMIC, Ser. 3196, Cl. CE, 5.25%, 8/15/11			595,376 [b]	606,468
REMIC, Ser. 3020, Cl. MA, 5.50%, 4/15/27			575,406 [b]	592,210
REMIC, Ser. 2495, Cl. UC, 5.00%, 7/15/32			84,387 [b]	88,537
REMIC, Ser. 1648, Cl. E, 6.00%, 9/15/23			366,633 [b]	371,559
REMIC, Ser. 1961, Cl. H, 6.50%, 5/15/12			80,528 [b]	83,115
Federal National Mortgage Association:
3.13%, 6/1/32			132,107 [b,c]	134,248
3.28%, 6/1/32			167,002 [b,c]	169,778
3.31%, 4/1/32			8,007 [b,c]	8,160
3.50%, 11/1/10			320,033 [b]	326,158
3.66%, 5/1/32			34,149 [b,c]	35,164
3.75%, 3/1/32			6,545 [b,c]	6,728
4.00%, 6/1/10—1/1/11			1,066,917 [b]	1,077,357
4.50%, 1/1/10—11/1/10			405,887 [b]	415,192
5.00%, 12/1/10—11/1/13			1,684,553 [b]	1,741,419
Ser. 2002-T11, Cl. A, 4.77%, 4/25/12			303,677 [b]	315,824
Ser. 2002-T3, Cl. A, 5.14%, 12/25/11			519,317 [b]	520,518
Ser. 2001-T6, Cl. A, 5.70%, 5/25/11			23,113 [b]	23,897
Ser. 2002-T3, Cl. B, 5.76%, 12/25/11			270,000 [b]	288,743
Ser. 2001-T2, Cl. B, 6.02%, 11/25/10			360,000 [b]	376,968
Government National Mortgage Association I
Ser. 2006-68, Cl. A, 3.89%, 7/16/26			1,779,143	1,827,712
				20,358,945

BNY Mellon Short-Term U.S. Government Securities Fund (continued)

	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)	Other Investment—.9%	Shares	Value ($)

U.S. Government Securities—57.6%			Registered Investment Company;
U.S. Treasury Notes:			Dreyfus Institutional
0.88%, 2/28/11	6,500,000	6,520,059	Preferred Plus
0.88%, 3/31/11	6,500,000 [a]	6,516,510	Money Market Fund
0.88%, 4/30/11	6,500,000 [a]	6,511,934	(cost $1,640,000)	1,640,000 [d]	1,640,000
0.88%, 5/31/11	6,500,000 [a]	6,508,385
1.00%, 7/31/11	8,500,000 [a]	8,514,612	Investment of Cash Collateral
1.13%, 6/30/11	7,500,000 [a]	7,535,745	for Securities Loaned—43.5%

1.38%, 5/15/12	14,890,000 [a]	14,900,483	Registered Investment Company;
1.88%, 6/15/12	5,750,000 [a]	5,826,820
			Dreyfus Institutional Cash
4.00%, 11/15/12	835,000	899,257
			Advantage Plus Fund
4.25%, 1/15/11	10,000,000 [a]	10,497,270
			(cost $77,414,121)	77,414,121 [d]	77,414,121
4.38%, 12/15/10	10,000,000 [a]	10,495,710
4.50%, 11/15/10	1,500,000 [a]	1,573,185	Total Investments
4.63%, 8/31/11	10,000,000 [a]	10,721,880	(cost $248,944,865)	141.0%	250,865,041
4.63%, 2/29/12	5,000,000	5,417,580
		102,439,430	Liabilities, Less Cash
			and Receivables	(41.0%)	(73,023,395)
Total Bonds and Notes
(cost $169,890,744)		171,810,920	Net Assets	100.0%	177,841,646

GO—General Obligation

a	All or a portion of these securities are on loan.At August 31, 2009, the total market value of the fund’s securities on loan is $75,610,409 and the total market value of the collateral held by the fund is $77,414,121.

b	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator.As such, the FHFA will oversee the continuing affairs of these companies.

c	Variable rate security—interest rate subject to periodic change.

[d]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)

U.S. Government & Agencies	89.8	State/Government General Obligations	.6
Money Market Investments	44.4
Corporate Bonds	6.2		141.0

† Based on net assets.
See notes to financial statements.

The Funds

33

STATEMENTS OF ASSETS AND LIABILITIES August 31, 2009

			BNY Mellon	BNY Mellon
	BNY Mellon	BNY Mellon	Intermediate	Short-Term
	Bond	Intermediate	U.S. Government	U.S. Government
	Fund	Bond Fund	Fund	Securities Fund

Assets ($):
Investments in securities—See Statement of Investments†
(including securities on loan)††—Note 2(b):
Unaffiliated issuers	1,322,625,851	838,747,039	61,618,752	171,810,920
Affiliated issuers	337,937,279	326,667,725	501,000	79,054,121
Cash	—	—	179,119	2,083,279
Dividends and interest receivable	11,181,987	8,697,014	361,078	798,328
Receivable for investment securities sold	4,692,305	—	—	1,334,593
Receivable for shares of Beneficial Interest subscribed	1,956,685	2,263,914	25,000	402,500
Prepaid expenses	—	16,671	12,055	13,134
	1,678,394,107	1,176,392,363	62,697,004	255,496,875
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 4(b)	482,138	303,351	30,574	57,247
Due to Administrator—Note 4(a)	144,119	90,918	6,739	18,476
Cash overdraft due to Custodian	2,560,991	1,243,415	—	—
Liability for securities on loan—Note 2(b)	322,744,279	314,418,725	—	77,414,121
Payable for investment securities purchased	4,650,000	—	—	—
Payable for shares of Beneficial Interest redeemed	256,181	751,599	2,821	138,963
Accrued expenses	36,182	36,962	32,537	26,422
	330,873,890	316,844,970	72,671	77,655,229
Net Assets ($)	1,347,520,217	859,547,393	62,624,333	177,841,646
Composition of Net Assets ($):
Paid-in capital	1,333,357,212	845,203,961	60,925,475	183,908,202
Accumulated undistributed investment income—net	2,615,477	1,979,117	286,100	178,655
Accumulated net realized gain (loss) on investments	(27,980,220)	(14,898,099)	146,686	(8,165,387)
Accumulated net unrealized appreciation
(depreciation) on investments	39,527,748	27,262,414	1,266,072	1,920,176
Net Assets ($)	1,347,520,217	859,547,393	62,624,333	177,841,646
Net Asset Value Per Share
Class M Shares
Net Assets ($)	1,340,824,190	856,807,887	56,036,818	177,004,602
Shares Outstanding	103,900,242	66,896,675	5,458,942	14,281,489
Net Asset Value Per Share ($)	12.90	12.81	10.27	12.39
Investor Shares
Net Assets ($)	6,696,027	2,739,506	6,587,515	837,044
Shares Outstanding	519,719	213,913	642,436	67,534
Net Asset Value Per Share ($)	12.88	12.81	10.25	12.39
† Investments at cost ($):
Unaffiliated issuers	1,283,098,103	811,484,625	60,352,680	169,890,744
Affiliated issuers	337,937,279	326,667,725	501,000	79,054,121
††Value of securities on loan ($)	322,292,004	324,368,485	—	75,610,409

See notes to financial statements.

STATEMENT OF OPERATIONS Year Ended August 31, 2009

		BNY Mellon
	BNY Mellon	Intermediate
	Bond Fund	Bond Fund

Investment Income ($):
Income:
Interest	60,032,696	32,401,792
Income from securities lending	1,224,648	1,178,926
Dividends;
Affiliated issuers	90,922	44,707
Total Income	61,348,266	33,625,425
Expenses:
Investment advisory fee—Note 4(a)	5,212,662	3,123,666
Administration fee—Note 4(a)	1,693,723	1,014,434
Custodian fees—Note 4(b)	97,297	56,391
Trustees’ fees and expenses—Note 4(c)	88,734	54,458
Professional fees	76,592	43,535
Registration fees	47,340	36,851
Shareholder servicing costs—Note 4(b)	19,012	6,266
Prospectus and shareholders’ reports	12,581	7,616
Loan commitment fees—Note 3	2,447	1,419
Miscellaneous	68,258	41,198
Total Expenses	7,318,646	4,385,834
Less—reduction in fees due to
earnings credits—Note 2(b)	(2,506)	(172)
Net Expenses	7,316,140	4,385,662
Investment Income—Net	54,032,126	29,239,763
Realized and Unrealized Gain (Loss) on Investments—Note 5 ($):
Net realized gain (loss) on investments	16,537,787	12,221,381
Net unrealized appreciation (depreciation) on investments	39,685,098	19,208,873
Net Realized and Unrealized Gain (Loss) on Investments	56,222,885	31,430,254
Net Increase in Net Assets Resulting from Operations	110,255,011	60,670,017

See notes to financial statements.

The Funds

35

STATEMENT OF OPERATIONS (continued)

	BNY Mellon Intermediate
	U.S. Government Fund

	Eight Months Ended	Year Ended
	August 31, 2009[a]	December 31, 2008[b]

Investment Income ($):
Income:
Interest	1,614,693	5,602,869
Dividends;
Affiliated issuers	1,399	4,013
Total Income	1,616,092	5,606,882
Expenses:
Investment advisory fee—Note 4(a)	295,695	587,395
Administration fee—Note 4(a)	77,058	128,744
Professional fees	26,740	24,829
Registration fees	26,049	34,229
Shareholder servicing costs—Note 4(b)	11,543	37,670
Prospectus and shareholders’ reports	11,003	6,129
Custodian fees—Note 4(b)	6,425	30,041
Trustees’ fees and expenses—Note 4(c)	2,038	17,837
Loan commitment fees—Note 3	648	—
Distribution fees	—	10,574
Miscellaneous	12,302	34,313
Total Expenses	469,501	911,761
Less—reduction in investment advisory fee
due to undertaking—Note 4(a)	(73,001)	(132,395)
Less—reduction in fees due to earnings credits—Note 2(b)	(1,194)	(481)
Net Expenses	395,306	778,885
Investment Income—Net	1,220,786	4,827,997
Realized and Unrealized Gain (Loss) on Investments—Note 5 ($):
Net realized gain (loss) on investments	2,320,353[c]	1,949,660
Net unrealized appreciation (depreciation) on investments	(3,282,653)	2,702,619
Net Realized and Unrealized Gain (Loss) on Investments	(962,300)	4,652,279
Net Increase (Decrease) in Net Assets Resulting from Operations	258,486	9,480,276

a	The fund has changed its fiscal year end from December 31 to August 31.

b	Represents information for the fund’s predecessor, BNY Hamilton Intermediate Government Fund, through September 12, 2008.

c	On March 31, 2009, the fund had a redemption-in-kind with total proceeds in the amount of $49,471,992.The net realized gain of the transaction of $1,084,523 will not be realized for tax purposes.

See notes to financial statements.

BNY Mellon
Short-Term
U.S. Government
Securities Fund

Investment Income ($):
Income:
Interest	4,045,024
Income from securities lending	304,621
Dividends;
Affiliated issuers	18,428
Total Income	4,368,073
Expenses:
Investment advisory fee—Note 4(a)	531,489
Administration fee—Note 4(a)	197,238
Professional fees	32,346
Registration fees	31,162
Custodian fees—Note 4(b)	12,837
Trustees’ fees and expenses—Note 4(c)	11,820
Prospectus and shareholders’ reports	8,169
Shareholder servicing costs—Note 4(b)	1,248
Loan commitment fees—Note 3	265
Miscellaneous	27,514
Total Expenses	854,088
Less—reduction in fees due to
earnings credits—Note 2(b)	(106)
Net Expenses	853,982
Investment Income—Net	3,514,091
Realized and Unrealized Gain (Loss) on Investments—Note 5 ($):
Net realized gain (loss) on investments	3,388,682
Net unrealized appreciation (depreciation) on investments	153,609
Net Realized and Unrealized Gain (Loss) on Investments	3,542,291
Net Increase in Net Assets Resulting from Operations	7,056,382

See notes to financial statements.

The Funds

37

STATEMENTS OF CHANGES IN NET ASSETS

	BNY Mellon Bond Fund		BNY Mellon Intermediate Bond Fund

	Year Ended August 31,		Year Ended August 31,

	2009	2008	2009	2008

Operations ($):
Investment income—net	54,032,126	47,121,754	29,239,763	35,177,322
Net realized gain (loss) on investments	16,537,787	6,283,577	12,221,381	5,518,623
Net unrealized appreciation
(depreciation) on investments	39,685,098	5,224,152	19,208,873	6,356,485
Net Increase (Decrease) in Net Assets
Resulting from Operations	110,255,011	58,629,483	60,670,017	47,052,430
Dividends to Shareholders from ($):
Investment income—net:
Class M Shares	(58,247,597)	(47,780,845)	(32,576,539)	(36,721,118)
Investor Shares	(263,404)	(188,423)	(94,171)	(67,882)
Total Dividends	(58,511,001)	(47,969,268)	(32,670,710)	(36,789,000)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M Shares	293,374,520	221,829,437	241,233,668	198,388,346
Investor Shares	4,494,530	2,495,001	2,047,837	2,622,243
Net assets received in connection
with reorganization—Note 1	350,017,847	—	—	—
Dividends reinvested:
Class M Shares	8,215,269	6,175,094	6,445,031	6,785,054
Investor Shares	216,551	137,300	89,174	64,610
Cost of shares redeemed:
Class M Shares	(356,324,127)	(187,604,496)	(204,607,212)	(154,644,870)
Investor Shares	(3,111,432)	(3,837,335)	(1,117,030)	(3,017,144)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	296,883,158	39,195,001	44,091,468	50,198,239
Total Increase (Decrease) in Net Assets	348,627,168	49,855,216	72,090,775	60,461,669
Net Assets ($):
Beginning of Period	998,893,049	949,037,833	787,456,618	726,994,949
End of Period	1,347,520,217	998,893,049	859,547,393	787,456,618
Undistributed investment income—net	2,615,477	1,142,719	1,979,117	1,076,964
Capital Share Transactions (Shares):
Class M Shares
Shares sold	23,339,898	17,793,146	19,275,702	15,947,733
Shares issued in connection with reorganization—Note 1	27,975,747	—	—	—
Shares issued for dividends reinvested	657,994	495,793	519,363	545,539
Shares redeemed	(28,453,495)	(15,077,630)	(16,448,153)	(12,418,444)
Net Increase (Decrease) in Shares Outstanding	23,520,144	3,211,309	3,346,912	4,074,828
Investor Shares
Shares sold	360,773	201,629	165,399	211,227
Shares issued in connection with reorganization—Note 1	108,612	—	—	—
Shares issued for dividends reinvested	17,362	11,049	7,173	5,201
Shares redeemed	(247,833)	(310,213)	(89,349)	(244,187)
Net Increase (Decrease) in Shares Outstanding	238,914	(97,535)	83,223	(27,759)

See notes to financial statements.

	BNY Mellon Intermediate U.S. Government Fund

	Eight Months Ended	Year Ended	Year Ended
	August 31, 2009[a]	December 31, 2008[b]	December 31, 2007[b]

Operations ($):
Investment income—net	1,220,786	4,827,997	4,789,807
Net realized gain (loss) on investments	2,320,353	1,949,660	875,278
Net unrealized appreciation
(depreciation) on investments	(3,282,653)	2,702,619	1,780,688
Net Increase (Decrease) in Net Assets
Resulting from Operations	258,486	9,480,276	7,445,773
Dividends to Shareholders from ($):
Investment income—net:
Class M Shares	(1,569,585)	(4,101,999)	(5,036,821)
Investor Shares	(109,278)	(208,291)	(271,390)
Net realized gain on investments:
Class M Shares	(19,870)	—	—
Investor Shares	(879)	—	—
Total Dividends	(1,699,612)	(4,310,290)	(5,308,211)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M Shares	8,784,571	86,183,073	20,252,610
Investor Shares	1,346,713	332,350	97,266
Dividends reinvested:
Class M Shares	473,876	2,049,935	2,409,418
Investor Shares	97,947	190,880	243,918
Cost of shares redeemed:
Class M Shares	(72,851,270)	(78,823,733)	(21,719,917)
Investor Shares	(1,048,361)	(505,041)	(760,998)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(63,196,524)	9,427,464	522,297
Total Increase (Decrease) in Net Assets	(64,637,650)	14,597,450	2,659,859
Net Assets ($):
Beginning of Period	127,261,983	112,664,533	110,004,674
End of Period	62,624,333	127,261,983	112,664,533
Undistributed investment income—net	286,100	28,689	—
Capital Share Transactions (Shares):
Class M Shares
Shares sold	848,517	8,579,424	2,064,135
Shares issued for dividends reinvested	45,839	203,055	245,431
Shares redeemed	(7,029,874)	(7,859,101)	(2,212,165)
Net Increase (Decrease) in Shares Outstanding	(6,135,518)	923,378	97,401
Investor Shares
Shares sold	130,562	32,504	9,889
Shares issued for dividends reinvested	9,533	18,926	24,871
Shares redeemed	(101,311)	(50,126)	(77,375)
Net Increase (Decrease) in Shares Outstanding	38,784	1,304	(42,615)

a	The fund has changed its fiscal year end from December 31 to August 31.

b	Represents information for the fund’s predecessor, BNY Hamilton Intermediate Government Fund, through September 12, 2008.

See notes to financial statements.

The Funds

39

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	BNY Mellon Short-Term U.S. Government Securities Fund

		Year Ended August 31,

	2009	2008

Operations ($):
Investment income—net	3,514,091	4,988,126
Net realized gain (loss) on investments	3,388,682	1,045,781
Net unrealized appreciation
(depreciation) on investments	153,609	1,405,504
Net Increase (Decrease) in Net Assets
Resulting from Operations	7,056,382	7,439,411
Dividends to Shareholders from ($):
Investment income—net:
Class M Shares	(4,765,029)	(5,610,253)
Investor Shares	(12,654)	(6,948)
Total Dividends	(4,777,683)	(5,617,201)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M Shares	100,559,540	28,624,431
Investor Shares	1,399,387	337,771
Dividends reinvested:
Class M Shares	838,600	1,058,288
Investor Shares	8,856	5,813
Cost of shares redeemed:
Class M Shares	(60,522,672)	(26,272,918)
Investor Shares	(671,373)	(392,564)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	41,612,338	3,360,821
Total Increase (Decrease) in Net Assets	43,891,037	5,183,031
Net Assets ($):
Beginning of Period	133,950,609	128,767,578
End of Period	177,841,646	133,950,609
Undistributed investment income—net	178,655	93,282
Capital Share Transactions (Shares):
Class M Shares
Shares sold	8,111,575	2,343,294
Shares issued for dividends reinvested	67,693	86,711
Shares redeemed	(4,876,648)	(2,149,337)
Net Increase (Decrease) in Shares Outstanding	3,302,620	280,668
Investor Shares
Shares sold	113,080	27,802
Shares issued for dividends reinvested	715	477
Shares redeemed	(53,958)	(32,199)
Net Increase (Decrease) in Shares Outstanding	59,837	(3,920)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class of each BNY Mellon fixed income fund for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in each fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions.These figures have been derived from each fund’s financial statements.

			Class M Shares

			Year Ended August 31,

BNY Mellon Bond Fund	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	12.38	12.24	12.23	12.66	12.79
Investment Operations:
Investment income—net[a]	.52	.60	.57	.52	.48
Net realized and unrealized
gain (loss) on investments	.56	.15	.04	(.38)	(.07)
Total from Investment Operations	1.08	.75	.61	.14	.41
Distributions:
Dividends from investment income—net	(.56)	(.61)	(.60)	(.57)	(.54)
Net asset value, end of period	12.90	12.38	12.24	12.23	12.66
Total Return (%)	8.95	6.17	5.06	1.20	3.30
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.56	.55	.56	.56	.56
Ratio of net expenses to average net assets	.56[b]	.55[b]	.56[b]	.56[b]	.56
Ratio of net investment income
to average net assets	4.15	4.78	4.67	4.27	3.81
Portfolio Turnover Rate	62.19	60.76	134.49	104.53[c]	151.34[c]
Net Assets, end of period ($ x 1,000)	1,340,824	995,421	944,416	885,994	839,804

a	Based on average shares outstanding at each month end.

b	Expense waivers and/or reimbursements amounted to less than .01%.

c	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended August 31, 2006 and 2005 were 101.12% and 104.24%, respectively.

See notes to financial statements.

The Funds

41

FINANCIAL HIGHLIGHTS (continued)

			Investor Shares

			Year Ended August 31,

BNY Mellon Bond Fund	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	12.36	12.21	12.21	12.63	12.77
Investment Operations:
Investment income—net[a]	.50	.56	.53	.49	.45
Net realized and unrealized
gain (loss) on investments	.54	.16	.04	(.37)	(.08)
Total from Investment Operations	1.04	.72	.57	.12	.37
Distributions:
Dividends from investment income—net	(.52)	(.57)	(.57)	(.54)	(.51)
Net asset value, end of period	12.88	12.36	12.21	12.21	12.63
Total Return (%)	8.74	5.81	4.82	1.01	2.98
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.81	.80	.81	.80	.81
Ratio of net expenses to average net assets	.81[b]	.80[b]	.81[b]	.80[b]	.81
Ratio of net investment income
to average net assets	3.88	4.52	4.42	4.02	3.56
Portfolio Turnover Rate	62.19	60.76	134.49	104.53[c]	151.34[c]
Net Assets, end of period ($ x 1,000)	6,696	3,472	4,621	3,319	2,704

a	Based on average shares outstanding at each month end.

b	Expense waivers and/or reimbursements amounted to less than .01%.

c	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended August 31, 2006 and 2005 were 101.12% and 104.24%, respectively.

See notes to financial statements.

42

			Class M Shares

			Year Ended August 31,

BNY Mellon Intermediate Bond Fund	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	12.37	12.19	12.14	12.47	12.77
Investment Operations:
Investment income—net[a]	.46	.55	.53	.46	.41
Net realized and unrealized
gain (loss) on investments	.50	.21	.09	(.26)	(.22)
Total from Investment Operations	.96	.76	.62	.20	.19
Distributions:
Dividends from investment income—net	(.52)	(.58)	(.57)	(.53)	(.49)
Net asset value, end of period	12.81	12.37	12.19	12.14	12.47
Total Return (%)	8.07	6.19	5.22	1.69	1.53
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.56	.55	.56	.56	.57
Ratio of net expenses to average net assets	.56[b]	.55[b]	.56	.56	.57
Ratio of net investment income
to average net assets	3.75	4.43	4.36	3.79	3.23
Portfolio Turnover Rate	53.05	53.28	84.24	86.50	112.51[c]
Net Assets, end of period ($ x 1,000)	856,808	785,841	725,064	656,120	569,233

a	Based on average shares outstanding at each month end.

b	Expense waivers and/or reimbursements amounted to less than .01%.

c	The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended August 31, 2005 was 111.52%.

See notes to financial statements.

The Funds

43

FINANCIAL HIGHLIGHTS (continued)

			Investor Shares

			Year Ended August 31,

BNY Mellon Intermediate Bond Fund	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	12.36	12.19	12.14	12.47	12.77
Investment Operations:
Investment income—net[a]	.43	.53	.48	.43	.37
Net realized and unrealized
gain (loss) on investments	.51	.18	.11	(.26)	(.21)
Total from Investment Operations	.94	.71	.59	.17	.16
Distributions:
Dividends from investment income—net	(.49)	(.54)	(.54)	(.50)	(.46)
Net asset value, end of period	12.81	12.36	12.19	12.14	12.47
Total Return (%)	7.78	5.91	4.96	1.43	1.30
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.81	.80	.81	.81	.81
Ratio of net expenses to average net assets	.81[b]	.80[b]	.81	.81	.81
Ratio of net investment income
to average net assets	3.48	4.19	4.10	3.55	3.00
Portfolio Turnover Rate	53.05	53.28	84.24	86.50	112.51[c]
Net Assets, end of period ($ x 1,000)	2,740	1,616	1,931	681	547

a	Based on average shares outstanding at each month end.

b	Expense waivers and/or reimbursements amounted to less than .01%.

c	The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended August 31, 2005 was 111.52%.

See notes to financial statements.

44

			Class M Shares†

	Eight Months Ended		Year Ended December 31,

BNY Mellon Intermediate U.S. Government Fund	August 31, 2009[a]	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value, beginning of period	10.43	9.99	9.81	9.94	10.15	10.28
Investment Operations:
Investment income—net[b]	.14	.42	.42	.42	.39	.37
Net realized and unrealized
gain (loss) on investments	(.10)	.39	.23	(.08)	(.14)	(.05)
Total from Investment Operations	.04	.81	.65	.34	.25	.32
Distributions:
Dividends from investment income—net	(.20)	(.37)	(.47)	(.47)	(.46)	(.45)
Dividends from net realized gain on investments	(.00)[c]	—	—	—	—	—
Total Distributions	(.20)	(.37)	(.47)	(.47)	(.46)	(.45)
Net asset value, end of period	10.27	10.43	9.99	9.81	9.94	10.15
Total Return (%)	.41[d]	8.31	6.80	3.58	2.51	3.18
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.78[e]	.76	.77	.78	.78	.86
Ratio of net expenses to average net assets	.65[e]	.65	.65	.65	.65	.72
Ratio of net investment income
to average net assets	2.08[e]	4.12	4.31	4.27	3.88	3.65
Portfolio Turnover Rate	56.74[d]	85.47	57	21	29	8
Net Assets, end of period ($ x 1,000)	56,037	120,970	106,650	103,686	114,209	111,963

  Represents information for Institutional shares of the fund’s predecessor, BNY Hamilton Intermediate Government Fund, through September 12, 2008.
  The fund has changed its fiscal year end from December 31 to August 31.
  Based on average shares outstanding at each month end.
  Amount represents less than $.01 per share.
  Not annualized.
  Annualized.

See notes to financial statements.

The Funds

45

FINANCIAL HIGHLIGHTS (continued)

			Investor Shares†

	Eight Months Ended		Year Ended December 31,

BNY Mellon Intermediate U.S. Government Fund	August 31, 2009[a]	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value, beginning of period	10.42	9.98	9.80	9.93	10.14	10.27
Investment Operations:
Investment income—net[b]	.13	.39	.40	.39	.36	.35
Net realized and unrealized
gain (loss) on investments	(.12)	.40	.23	(.07)	(.14)	(.06)
Total from Investment Operations	.01	.79	.63	.32	.22	.29
Distributions:
Dividends from investment income—net	(.18)	(.35)	(.45)	(.45)	(.43)	(.42)
Dividends from net realized gain on investments	(.00)[c]	—	—	—	—	—
Total Distributions	(.18)	(.35)	(.45)	(.45)	(.43)	(.42)
Net asset value, end of period	10.25	10.42	9.98	9.80	9.93	10.14
Total Return (%)	.14[d]	8.06	6.53	3.32	2.25	2.92
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.04[e]	1.01	1.02	1.03	1.03	1.11
Ratio of net expenses to average net assets	.90[e]	.90	.90	.90	.90	.98
Ratio of net investment income
to average net assets	1.89[e]	3.87	4.06	4.02	3.62	3.39
Portfolio Turnover Rate	56.74[d]	85.47	57	21	29	8
Net Assets, end of period ($ x 1,000)	6,588	6,292	6,015	6,319	7,161	10,505

  Represents information for Class A shares of the fund’s predecessor, BNY Hamilton Intermediate Government Fund, through September 12, 2008.
  The fund has changed its fiscal year end from December 31 to August 31.
  Based on average shares outstanding at each month end.
  Amount represents less than $.01 per share.
  Not annualized.
  Annualized.

See notes to financial statements.

46

			Class M Shares

			Year Ended August 31,

BNY Mellon Short-Term U.S. Government Securities Fund	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	12.19	12.02	11.99	12.14	12.47
Investment Operations:
Investment income—net[a]	.29	.46	.56	.39	.28
Net realized and unrealized
gain (loss) on investments	.30	.23	.03	(.06)	(.16)
Total from Investment Operations	.59	.69	.59	.33	.12
Distributions:
Dividends from investment income—net	(.39)	(.52)	(.56)	(.48)	(.45)
Net asset value, end of period	12.39	12.19	12.02	11.99	12.14
Total Return (%)	4.90	5.83	5.05	2.78	1.00
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.56	.55	.55	.54	.55
Ratio of net expenses to average net assets	.56[b]	.55[b]	.55	.54	.55[b]
Ratio of net investment income
to average net assets	2.32	3.79	4.65	3.24	2.25
Portfolio Turnover Rate	117.43	84.77	127.30	85.97	69.11
Net Assets, end of period ($ x 1,000)	177,005	133,857	128,628	131,885	161,963

a	Based on average shares outstanding at each month end.

b	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Funds

47

FINANCIAL HIGHLIGHTS (continued)

			Investor Shares

			Year Ended August 31,

BNY Mellon Short-Term U.S. Government Securities Fund	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	12.20	12.02	12.00	12.14	12.47
Investment Operations:
Investment income—net[a]	.23	.45	.49	.41	.23
Net realized and unrealized
gain (loss) on investments	.32	.22	.06	(.10)	(.14)
Total from Investment Operations	.55	.67	.55	.31	.09
Distributions:
Dividends from investment income—net	(.36)	(.49)	(.53)	(.45)	(.42)
Net asset value, end of period	12.39	12.20	12.02	12.00	12.14
Total Return (%)	4.63	5.55	4.67	2.62	.78
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.82	.79	.80	.77	.81
Ratio of net expenses to average net assets	.82[b]	.79[b]	.80	.77	.81[b]
Ratio of net investment income
to average net assets	1.93	3.61	4.51	3.25	1.99
Portfolio Turnover Rate	117.43	84.77	127.30	85.97	69.11
Net Assets, end of period ($ x 1,000)	837	94	140	281	20
a	Based on average shares outstanding at each month end.

b	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

48

NOTES TO FINANCIAL STATEMENTS

NOTE 1—General:

BNY Mellon Funds Trust (the “Trust”) was organized as a Massachusetts business trust which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently comprised of twenty-three series including the following diversified fixed income funds: BNY Mellon Bond Fund, BNY Mellon Intermediate Bond Fund, BNY Mellon Intermediate U.S. Government Fund and BNY Mellon Short-Term U.S. Government Securities Fund (each, a “fund” and collectively, the “funds”). BNY Mellon Bond Fund’s and BNY Mellon Intermediate Bond Fund’s investment objective is to seek total return (consisting of capital appreciation and current income). BNY Mellon Intermediate U.S. Government Fund’s and BNY Mellon Short-Term U.S. Government Securities Fund’s investment objective is to seek to provide as high a level of current income as is consistent with the preservation of capital.

On September 9, 2008, the Trust’s Board approved a change in the fiscal year end of BNY Mellon Intermediate U.S. Government Fund from December 31 to August 31.

As of the close of business on September 12, 2008, pursuant to an Agreement and Plan of Reorganization previously approved by the Trust’s Board, all of the assets, subject to the liabilities, of BNY Hamilton Core Bond Fund, a series of BNY Hamilton Funds, Inc., were transferred to the BNY Mellon Bond Fund in exchange for the corresponding class of shares of Beneficial Interest of the BNY Mellon Bond Fund of equal value. Shareholders of Institutional and Class A shares of the BNY Hamilton Core Bond Fund received Class M and Investor shares of the BNY Mellon Bond Fund, respectively, in each case in an amount equal to the aggregate net asset value of their investment in the BNY Hamilton Core Bond Fund at the time of the exchange. The exchange ratios for Class M and Investor shares are .783 and .785, respectively. The net asset value of the BNY Mellon Bond Fund’s shares on the close of business September 12, 2008, after the reorganization, was $12.46 for Class M shares and $12.44 for Investor shares, and a total of 27,975,747 Class M shares and 108,612 Investor shares, representing net assets of $350,017,847 (including $3,889,798 net unrealized appreciation on investments) were issued to shareholders of the BNY Hamilton Core Bond Fund in the exchange. The exchange was a tax-free event to the shareholders of the BNY Hamilton Core Bond Fund.

BNY Mellon Fund Advisers, a division of The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as each fund’s investment adviser (“Investment Adviser”). The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as administrator for the funds pursuant to an Administration Agreement with the Trust (the “Administration Agreement”). The Bank of New York Mellon has entered into a Sub-Administration Agreement with Dreyfus pursuant to which The Bank of New York Mellon pays Dreyfus for performing certain administrative services. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of each fund’s shares, which are sold without a sales charge.

The Trust is authorized to issue an unlimited number of shares of Beneficial Interest, par value $.001 per share, in each of the Class M and Investor shares of each fund. Each class of shares has similar rights and privileges, except with respect to the expenses borne by and the shareholder services offered to each class and the shareholder services plan applicable to the Investor shares and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated daily for each class of shares based upon relative proportion of net assets of each class.

TheTrust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses that are applicable to all series are allocated among them on a pro rata basis.

The Funds

49

NOTES TO FINANCIAL STATEMENTS (continued)

The funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assump-tions.Actual results could differ from those estimates.

NOTE 2—Significant Accounting Policies:

(a) Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Trust’s Board, or are determined by the funds not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Trust’s Board. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value.

The funds adopted Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”) and is effective for interim and annual periods ending after June 15, 2009. FSP 157-4 provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. FSP 157-4 requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the funds’ investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Table 1 summarizes the inputs used as of August 31, 2009 in valuing each fund’s investments.

(b) Securities transactions and investment income:

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including where applicable, accretion of discount and amortization of premium on investments is recognized on the accrual basis.

50

Table 1.

			Investments in Securities

				Level 2—Other	Level 3— Significant
	Level 1—Quoted			Significant		Unobservable
		Prices	Observable Inputs			Inputs

	Assets ($)	Liabilities ($)	Assets ($)	Liabilities ($)	Assets ($)	Liabilities ($)	Total

BNY Mellon Bond Fund
Equity Securities—Domestic†	58,229	—	—	—	—	—	58,229
U.S. Treasury Securities	—	—	344,494,191	—	—	—	344,494,191
Asset-Backed	—	—	48,526,542	—	—	—	48,526,542
Corporate Bonds	—	—	275,175,967	—	—	—	275,175,967
Foreign Government	—	—	7,685,363	—	—	—	7,685,363
Municipal Bonds	—	—	4,326,124	—	—	—	4,326,124
U.S. Government Agencies/
Mortgage-Backed	—	—	617,552,585	—	—	—	617,552,585
Residential Mortgage-Backed	—	—	5,089,538	—	—	—	5,089,538
Commercial
Mortgage-Backed	—	—	19,717,312	—	—	—	19,717,312
Mutual Funds	337,937,279	—	—	—	—	—	337,937,279
Other Financial
Instruments††	—	—	—	—	—	—	—
BNY Mellon Intermediate
Bond Fund
U.S. Treasury Securities	—	—	334,465,364	—	—	—	334,465,364
Asset-Backed	—	—	19,803,555	—	—	—	19,803,555
Corporate Bonds	—	—	304,325,702	—	—	—	304,325,702
Foreign Government	—	—	6,898,625	—	—	—	6,898,625
Municipal Bonds	—	—	8,030,679	—	—	—	8,030,679

U.S. Government Agencies/
Mortgage-Backed	— —	159,119,430	— —	— 159,119,430

Commercial
Mortage-Backed	—	— 6,103,684	— —	— 6,103,684
Mutual Funds	326,667,725	— —	— —	— 326,667,725
Other Financial
Instruments††	—	— —	— —	— —
BNY Mellon Intermediate
U.S. Government Fund
U.S. Treasury Securities	—	— 42,179,511	— —	— 42,179,511
Corporate Bonds	—	— 6,764,855	— —	— 6,764,855
U.S. Government Agencies/
Mortgage-Backed	—	— 12,674,386	— —	— 12,674,386
Mutual Funds	501,000	— —	— —	— 501,000
Other Financial Instruments††	—	— —	— —	— —
Bny Mellon Short-Term U.S.
Government Securities Fund
U.S. Treasury Securities	—	— 102,439,430	— —	— 102,439,430
Corporate Bonds	—	— 10,948,568	— —	— 10,948,568
Municipal Bonds	—	— 1,012,930	— —	— 1,012,930
U.S. Government Agencies/
Mortgage-Backed	—	— 57,409,992	— —	— 57,409,992
Mutual Funds	79,054,121	— —	— —	— 79,054,121
Other Financial
Instruments††	—	— —	— —	— —

  See Statement of Investments for industry classification.
  Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts.Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Funds

51

NOTES TO FINANCIAL STATEMENTS (continued)

The funds have arrangements with the custodian and cash management bank whereby the funds may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the funds include net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with The Bank of NewYork Mellon, the funds may lend securities to certain qualified institutions. It is the funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit. The funds are entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. Table 2 summarizes the amount The Bank of New York Mellon earned from each relevant fund from lending fund portfolio securities pursuant to the securities lending agreement during the period ended August 31, 2009.

Table 2.

BNY Mellon Bond Fund	$659,426
BNY Mellon Intermediate Bond Fund	634,806
BNY Mellon Short-Term U.S.
Government Securities Fund	164,027

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(d) Concentration of Risk: The funds invest primarily in debt securities. Failure of an issuer of the debt securi-

ties to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of the debt securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry.

(e) Dividends to shareholders: Dividends payable to shareholders are recorded by the funds on the ex-dividend date. The funds declare and pay dividends from investment income-net monthly. With respect to each series, dividends from net realized capital gains, if any, are normally declared and paid annually, but the funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of that fund, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of each fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each series is treated as a single entity for the purpose of determining such qualification.

As of and during the period ended August 31, 2009, the funds did not have any liabilities for any uncertain tax positions. The funds recognize interest and penalties, if any, related to uncertain tax positions as income tax

52

expense in the Statements of Operations. During the period, the funds did not incur any interest or penalties.

Each of the tax years in the four-year period ended August 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Table 3 summarizes each fund’s components of accumulated earnings on a tax basis at August 31, 2009.

Table 4 summarizes each relevant fund’s accumulated capital loss carryover available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to August 31, 2009.

Table 5 summarizes each fund’s tax character of distributions paid to shareholders during the fiscal periods ended August 31, 2009 and August 31, 2008.

During the period ended August 31, 2009, as a result of permanent book to tax differences,primarily due to amortization of premiums and paydown gains and losses on mortgage backed securities and BNY Mellon Bond Fund also has differences from capital loss carryovers and wash sales from a fund merger and BNY Mellon Intermediate U.S. Government Fund also had net realized gains from redemption-in-kind, the funds increased (decreased) accu-

Table 3.

	Undistributed	Accumulated		Undistributed
	Ordinary	Capital		Capital	Unrealized
	Income ($)	Losses ($)		Gains ($)	Appreciation ($)

BNY Mellon Bond Fund	2,618,155	(23,054,174)		—	34,599,024
BNY Mellon Intermediate Bond Fund	1,979,117	(9,404,685)		—	21,769,000
BNY Mellon Intermediate
U.S. Government Fund	600,679	—		610,057	488,122
BNY Mellon Short-Term
U.S. Government Securities Fund	178,655	(7,524,716)		—	1,279,505

Table 4.

Expiring in fiscal		2014 ($)†	2015 ($)†	2016 ($)†	Total ($)

BNY Mellon Bond Fund		—	14,693,160	8,361,014	23,054,174
BNY Mellon Intermediate Bond Fund		—	9,404,685	—	9,404,685
BNY Mellon Short-Term
U.S. Government Securities Fund	2,822,720		4,701,996	—	7,524,716

† If not applied, the carryovers expire in the above years.

Table 5.

	Ordinary Income ($)			Long Term Capital Gains ($)

	2009	2008		2009	2008

BNY Mellon Bond Fund	58,511,001	47,969,268		—	—
BNY Mellon Intermediate Bond Fund	32,670,710	36,789,000		—	—
BNY Mellon Intermediate U.S. Government Fund	1,678,863†	4,310,290††		20,749†	—
BNY Mellon Short-Term
U.S. Government Securities Fund	4,777,683	5,617,201		—	—

  For the eight months ended August 31, 2009.
  For the year ended December 31, 2008.

The Funds

53

NOTES TO FINANCIAL STATEMENTS (continued)

mulated undistributed investment income-net, increased (decreased) accumulated net realized gain (loss) on investments and increased (decreased) paid-in capital as summarized in Table 6. Net assets and net asset value per share were not affected by this reclassification.

NOTE 3—Bank Lines of Credit:

The funds participate with other Dreyfus-managed funds in a $300 million unsecured line of credit provided by The Bank of New York Mellon (the “BNYM Facility”) primarily to be utilized for temporary or emergency purposes, including the financing of redemptions.The terms of the BNYM Facility limit the amount of individual fund borrowings. Interest is charged to the funds based on prevailing market rates in effect at the time of borrowing. Effective October 15, 2008, in connection therewith, each fund has agreed to pay commitment fees on its pro rata portion of the BNYM Facility. During the period ended August 31, 2009, the funds did not borrow under the BNYM Facility.

Effective October 15, 2008, BNY Mellon Intermediate U.S. Government Fund, in addition to its participation in the BNYM Facility, participates with other Dreyfus managed funds in a $145 million unsecured credit facility led by Citibank, N.A. (the “Citibank Facility”) to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, BNY Mellon Intermediate U.S. Government

Table 6.

Fund has agreed to pay its pro rata portion of facility fees for its participation in the Citibank Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the Citibank Facility at the time of borrowing. During the period ended August 31, 2009, BNY Mellon Intermediate U.S. Government Fund did not borrow under the Citibank Facility.

NOTE 4—Investment Advisory Fee, Administration Fee and Other Transactions With Affiliates:

(a) Fees payable by the funds pursuant to the provisions of an Investment Advisory Agreement with the Investment Adviser are payable monthly, computed on the average daily value of each fund’s net assets at the following annual rates: .40% of the BNY Mellon Bond Fund, .40% of the BNY Mellon Intermediate Bond Fund, .50% of the BNY Mellon Intermediate U.S. Government Fund and .35% of the BNY Mellon Short-Term U.S. Government Securities Fund.

The Investment Adviser has contractually agreed, until September 30, 2010, to waive receipt of its fees and/or assume expenses of BNY Mellon Bond Fund so that the direct expenses of Class M shares and Investor shares of the fund (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .69% and .94%, respectively. There was no reduction in expenses during the period ended August 31, 2009.

	Accumulated
	Undistributed	Accumulated
	Investment	Net Realized	Paid-in
	Income—Net ($)	Gain (Loss) ($)	Capital ($)

BNY Mellon Bond Fund	5,951,633	(23,004,937)	17,053,304
BNY Mellon Intermediate Bond Fund	4,333,100	(4,333,100)	—
BNY Mellon Intermediate
U.S. Government Fund	715,488	(1,800,011)	1,084,523
BNY Mellon Short-Term
U.S. Government Securities Fund	1,348,965	(1,348,965)	—

54

The Investment Adviser has contractually agreed, until September 30, 2010, to waive receipt of its fees and/or assume the expenses of BNY Mellon Intermediate U.S. Government Fund so that the direct expenses of neither class (excluding shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, and extraordinary expenses) exceed .65%. The reduction in investment advisory fee, pursuant to the undertaking, amount to $73,001 during the period ended August 31, 2009.

Pursuant to the Administration Agreements, The Bank of New York Mellon provides or arranges for fund accounting, transfer agency and other fund administration services and receives a fee based on the total net assets of the Trust based on the following rates:

0 up to $6 billion	.15%
$6 billion up to $12 billion	.12%
In excess of $12 billion	.10%

The Bank of New York Mellon has entered into a Sub-Administration Agreement with Dreyfus pursuant to which The Bank of New York Mellon pays Dreyfus for performing certain administrative services.

(b) The funds have adopted a Shareholder Services Plan with respect to its Investor shares. Each fund pays the Distributor for the provision of certain services to holders of Investor shares a fee at an annual rate of .25% of the value of the average daily net assets attributable to Investor shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding a fund, and providing reports and other information, and services related to the maintenance of such shareholder accounts. The Shareholder Services Plan allows the Distributor to make payments from the shareholder services fees it collects from each fund to compensate service agents (certain banks, securities brokers or dealers and other financial institutions) in respect of these services.

Table 7 summarizes the amounts Investor shares were charged during the period ended August 31, 2009, pursuant to the Shareholder Services Plan. Additional fees included in shareholder servicing costs in the Statement of Operations include fees paid to the transfer agent.

Table 7.

BNY Mellon Bond Fund	$15,585
BNY Mellon Intermediate Bond	5,936
BNY Mellon Intermediate
U.S. Government Fund	10,310
BNY Mellon Short-Term
U.S. Government Securities Fund	1,032

The funds compensate The Bank of New York Mellon under cash management agreements for performing cash management services related to fund subscriptions and redemptions.

Table 8 summarizes the amount each fund was charged during the period ended August 31, 2009, pursuant to the cash management agreements.These fees were offset by earnings credits pursuant to the cash management agreements.

Table 8.

BNY Mellon Bond Fund	$1,463
BNY Mellon Intermediate Bond Fund	172
BNY Mellon Intermediate
U.S. Government Fund	1,194
BNY Mellon Short-Term
U.S. Government Securities Fund	106

The funds also compensate The Bank of New York Mellon under a custody agreement for providing custodial services for the funds.

The Funds

55

NOTES TO FINANCIAL STATEMENTS (continued)

Table 9 summarizes the amount each fund was charged during the period ended August 31, 2009, pursuant to the custody agreement.

Table 9.

BNY Mellon Bond Fund	$97,297
BNY Mellon Intermediate Bond Fund	56,391
BNY Mellon Intermediate
U.S. Government Fund	6,425
BNY Mellon Short-Term

U.S. Government Securities Fund	12,837

During the period ended August 31, 2009, each fund was charged $6,097 for services performed by the Chief Compliance Officer.

Table 10 summarizes the components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities for each fund.

(c) Each trustee who is not an “affiliated person” as defined in the Act receives from the Trust an annual fee of $68,000 and an attendance fee of $7,500 for each in-person meeting attended and $500 for telephone meet-

ings and is reimbursed for travel and out-of-pocket expenses.The Chairman of the Trust’s Board receives an additional annual fee of $15,000 and the Chairman of the Trust’s Audit Committee receives an additional annual fee of $10,000.

NOTE 5—Securities Transactions:

Table 11 summarizes each fund’s aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended August 31, 2009. Sales of investment securities include securities amounting to $49,413,133 delivered pursuant to a redemption-in-kind in BNY Mellon Intermediate U.S. Government Fund.

The funds adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related

Table 10.

	Investment		Shareholder	Chief	Less Expense
	Advisory	Custodian	Services	Compliance	Reimbursement
	Fees ($)	Fees ($)	Plan Fees ($)	Officer Fees ($)	Fees ($)

BNY Mellon Bond Fund	453,977	24,000	1,377	2,784	—
BNY Mellon Intermediate Bond Fund	286,394	13,626	547	2,784	—
BNY Mellon Intermediate
U.S. Government Fund	26,535	1,423	1,390	2,784	1,558
BNY Mellon Short-Term
U.S. Government Securities Fund	50,925	3,354	184	2,784	—

Table 11.

			Purchases ($)		Sales ($)

BNY Mellon Bond Fund			790,271,747	852,154,573
BNY Mellon Intermediate Bond Fund			429,270,686	407,175,736
BNY Mellon Intermediate U.S. Government Fund			48,549,787	107,042,391
BNY Mellon Short-Term U.S. Government Securities Fund			212,312,761	174,205,926

56

contingent features in derivative agreements. Since the funds held no derivatives during the period ended August 31, 2009, FAS 161 disclosures did not impact the notes to the financial statements.

Table 12 summarizes the cost of investments for federal income tax purposes and accumulated net unreal-

NOTE 6—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through October 29, 2009, the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

ized appreciation on investments for each fund at
August 31, 2009.

Table 12.

	Cost of	Gross	Gross
	Investments ($)	Appreciation ($)	Depreciation ($)	Net ($)

BNY Mellon Bond Fund	1,625,964,106	42,176,174	7,577,150	34,599,024
BNY Mellon Intermediate Bond Fund	1,143,645,764	25,829,529	4,060,529	21,769,000
BNY Mellon Intermediate U.S. Government Fund	61,631,630	979,228	491,106	488,122
BNY Mellon Short-Term U.S.
Government Securities Fund	249,585,536	1,630,006	350,501	1,279,505

The Funds

57

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of BNY Mellon Funds Trust

We have audited the accompanying statements of assets and liabilities of BNY Mellon Bond Fund, BNY Mellon Intermediate Bond Fund, BNY Mellon Intermediate

U.	S. Government Fund, and BNY Mellon Short-Term

U.	S. Government Securities Fund, each a series of BNY

Mellon Funds Trust (collectively “the Funds”), including the statements of investments, as of August 31, 2009, and the related statements of operations for the year then ended, except for the BNY Mellon Intermediate U.S. Government Fund which was for the eight-month period ended August 31, 2009 and the twelve-month period ended December 31, 2008, the statements of changes in net assets for each of the years in the two-year period then ended, except for the BNY Mellon Intermediate U.S. Government Fund which was for the eight-month period ended August 31, 2009 and the twelve-month period ended December 31, 2008, and the financial highlights for each of the years in the five-year period then ended, except for the BNY Mellon Intermediate U.S. Government Fund which was for the eight-month period ended August 31, 2009 and the twelve-month period ended December 31, 2008.These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.With respect to the BNY Mellon Intermediate U.S. Government Fund, the statement of changes in net assets for the year ended December 31, 2007 and the financial highlights for each of the years in the four-year period ended December 31, 2007 were audited by other independent registered public accountants whose report thereon, dated February 28, 2008, expressed an unquali-

fied opinion on that statement of changes in net assets and those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2009 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BNY Mellon Bond Fund, BNY Mellon Intermediate Bond Fund, BNY Mellon Intermediate U.S. Government Fund, and BNY Mellon Short-Term U.S. Government Securities Fund as of August 31, 2009, and the results of their operations, the changes in their net assets, and the financial highlights for the periods described in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

New York, New York October 29, 2009

58

IMPORTANT TAX INFORMATION (Unaudited)

BNY Mellon Bond Fund

For federal tax purposes the fund hereby designates 97.56% of ordinary income dividends paid during the fiscal year ended August 31, 2009 as qualifying “interest related dividends”.

BNY Mellon Intermediate Bond Fund

For federal tax purposes the fund hereby designates 97.43% of ordinary income dividends paid during the fiscal year ended August 31, 2009 as qualifying “interest related dividends”.

BNY Mellon Intermediate U.S. Government Fund

For federal tax purposes the fund hereby designates 100% of ordinary income dividends paid during the fiscal year ended August 31, 2009 as qualifying “interest related dividends”. The fund hereby designates $.0017 per share as a long-term capital gain distribution paid on March 31, 2009. Also for state individual income tax purposes, the fund hereby designates 74.37% of the ordi-

nary income dividends paid during its fiscal year ended August 31, 2009 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including NewYork, California and the District of Columbia.

Mellon Short-Term U.S. Government Securities Fund

For federal tax purposes the fund hereby designates 100% of ordinary income dividends paid during the fiscal year ended August 31, 2009 as qualifying “interest related dividends”. Also for state individual income tax purposes, the fund hereby designates 69.03% of the ordinary income dividends paid during its fiscal year ended August 31, 2009 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including NewYork, California and the District of Columbia.

The Funds

59

INFORMATION ABOUT THE REVIEW AND APPROVAL

OF EACH FUND’S INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on March 25-26, 2009, the Board considered the re-approval of the Trust’s Investment Advisory Agreement for another one year term, pursuant to which BNY Mellon Fund Advisers, a division of Dreyfus, provides the funds with investment advisory services.The Board members also considered the re-approval of the Trust’s Administration Agreement with The Bank of NewYork Mellon for another one year term, pursuant to which The Bank of New York Mellon provides the funds with administrative services.The Bank of New York Mellon has entered into a Sub-Administration Agreement with Dreyfus pursuant to which The Bank of NewYork Mellon pays Dreyfus for performing certain of these administrative services.The Board members who are not “interested persons” (as defined in the Act) of theTrust were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus.

Analysis of Nature, Extent and Quality of Services Provided to the Funds. The Board members received a presentation from representatives of Dreyfus regarding services provided to the funds, and discussed the nature, extent and quality of the services provided to the funds pursuant to the Investment Advisory Agreement. Dreyfus’ representatives reviewed the funds’ distribution of accounts, and noted the diversity of distribution of the funds and Dreyfus’ corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to each of the funds’ distribution channels. Dreyfus also provided the number of shareholder accounts in each fund, as well as each fund’s asset size.

The Board members also considered Dreyfus’ research and portfolio management capabilities and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements, and Dreyfus’ extensive administrative, accounting and compliance infrastructure. The Board also considered Dreyfus’ brokerage policies and practices and the standards applied in seeking best execution.

Comparative Analysis of the Funds’ Advisory Fees, Expense Ratios and Performance

The Board members reviewed reports prepared by Lipper, Inc.,an independent provider of investment company data, which included information comparing each fund’s advisory fee and expense ratio with a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), in each case in the same category applicable to the fund, that were selected by Lipper.The Board members also reviewed reports prepared by Lipper which included information comparing each fund’s performance with that of a group of comparable funds (the “Performance Group”) composed of the same funds included in the Expense Group and with that of a broader group of funds (the “Performance Universe”), in each case in the same category applicable to the fund, that were selected by Lipper. Included in these reports were comparisons of contractual and actual advisory fee rates, total operating expenses, total return performance and yield. Dreyfus also provided a comparison of each fund’s calendar year total returns to the performance of the fund’s benchmark. Representatives of Dreyfus furnished these reports to the Board along with a description of the methodology Lipper used to select each Expense Group and Expense Universe and each Performance Group and Performance Universe.

BNY Mellon Bond Fund

The Board reviewed the results of the Expense Group and Expense Universe comparisons.The Board reviewed the range of advisory fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s expense ratio ranked in the third quartile (equal to the median) of the Expense Group and in the second quartile (below the median) of the Expense Universe. The Board also considered that The Bank of New York Mellon has contractually agreed, until September 30, 2010, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of Class M shares and Investor shares (exclud-

60

ing taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.69% and 0.94%, respectively.

The Board also reviewed the results of the Performance Group and Performance Universe comparisons.The Board noted that the fund’s total return performance was above the medians of the Performance Group and Performance Universe for the reported periods ended January 31, 2009. The Board also noted that the fund’s yield was above the medians of the Performance Group for each of the 1-year periods ended January 31st for 2004, 2005 and 2007, was below the medians for each of the 1-year periods ended January 31st for 2002, 2003, 2008 and 2009, and was equal to the median for the 1-year period ended January 31, 2006, and was above the medians of the Performance Universe for each of the 1-year periods ended January 31st for 2002 through 2008 and was below the median for the 1-year period ended January 31, 2009.

Representatives of Dreyfus reviewed with the Board members the fees paid to Dreyfus or its affiliates by mutual funds managed by Dreyfus or its affiliates with similar investment objectives, policies and strategies, and included within the same Lipper category, as the fund (the “Similar Funds”). Representatives of Dreyfus also noted that there were no other accounts managed or sub-advised by Dreyfus or its affiliates with similar investment objectives, policies and strategies as the fund. The Board analyzed the differences in fees paid to Dreyfus and discussed the relationship of the advisory fees paid in light of the services provided.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s advisory fees.

BNY Mellon Intermediate Bond Fund

The Board reviewed the results of the Expense Group and Expense Universe comparisons.The Board reviewed the range of advisory fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s expense ratio ranked in the third quartile (above the median) of the Expense Group and in the second quartile (below the median) of the Expense Universe.

The Board also reviewed the results of the Performance Group and Performance Universe comparisons. The Board noted that the fund’s total return performance was above the medians of the Performance Group and the Performance Universe for the reported periods ended January 31, 2009. The Board also noted that the fund’s yield was equal to the median of the Performance Group for the 1-year period ended January 31, 2003, was above the medians for each of the 1-year periods ended January 31st for 2004 through 2007 and was below the medians for each of the 1-year periods ended January 31st for 2002, 2008 and 2009, and was above the medians of the Performance Universe for each of the 1-year periods ended January 31st for each of the reported periods.

Representatives of Dreyfus noted that there were no other mutual funds managed by Dreyfus or its affiliates with similar investment objectives, policies and strategies, and included within the same Lipper category, as the fund, nor other accounts managed or sub-advised by Dreyfus or its affiliates with similar investment objectives, policies and strategies as the fund.

BNY Intermediate U.S. Government Fund

The Board reviewed the results of the Expense Group and Expense Universe comparisons.The Board reviewed the range of advisory fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s expense ratio ranked in the third quartile of the Expense Group and Expense Universe (above the respective medians of the Expense Group and Expense Universe).The Board also considered that The Bank of New York Mellon has contractually agreed, until September 30, 2010, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of neither class of the fund’s shares (excluding shareholder services fees, taxes, interest, brokerage com-

The Funds

61

INFORMATION ABOUT THE REVIEW AND APPROVAL OF EACH FUND’S INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

missions, commitment fees on borrowings and extraordinary expenses) exceed 0.65%.

The Board also reviewed the results of the Performance Group and Performance Universe comparisons. The Board noted that for periods ended January 31, 2009, the fund’s total return performance was below the medians of the Performance Group for the 1-, 2-, 3- and 4-year periods and was above the median for the 5- and 10-year periods, and was above the medians of the Performance Universe for the reported periods.The Board also noted that the fund’s yield was above the median of the Performance Group for each of the 1-year periods ended January 31st for 2000 and for 2004 through 2008 and was below the medians for each of the 1-year periods ended January 31st for 2001 through 2003 and 2009, and was above the medians of the Performance Universe for each of the 1-year periods ended January 31st for 2000 through 2008 and was below the median for the 1-year period ended January 31, 2009.

Representatives of Dreyfus reviewed with the Board members the fees paid to Dreyfus or its affiliates by a mutual fund managed by Dreyfus or its affiliates with a similar investment objective and similar policies and strategies, and included within the same Lipper category, as the fund (the “Similar Fund”). Representatives of Dreyfus also noted that there were no other accounts managed or sub-advised by Dreyfus or its affiliates with similar investment objectives, policies and strategies as the fund.The Board analyzed the differences in fees paid to Dreyfus and discussed the relationship of the advisory fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for the Similar Fund to evaluate the appropriateness and reasonableness of the fund’s advisory fees.

BNY Mellon Short-Term U.S. Government Securities Fund

The Board reviewed the results of the Expense Group and Expense Universe comparisons. The Board reviewed the range of advisory fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s expense ratio ranked in the second quartile (below the median) of the Expense Group and in the third quartile (above the median) of the Expense Universe.

The Board also reviewed the results of the Performance Group and Performance Universe comparisons. The Board noted that the fund’s total return performance was above the medians of the Performance Group and Performance Universe for the reported periods ended January 31, 2009. The Board also noted that the fund’s yield was above the medians of the Performance Group for each of the reported 1-year periods ended January 31st, except January 31, 2003, and was above the medians of the Performance Universe for the reported periods.

Representatives of Dreyfus reviewed with the Board members the fees paid to Dreyfus or its affiliates by a mutual fund managed by Dreyfus or its affiliates with a similar investment objective and similar policies and strategies, and included within the same Lipper category, as the fund (the “Similar Fund”). Representatives of Dreyfus also noted that there were no other accounts managed or sub-advised by Dreyfus or its affiliates with similar investment objectives, policies and strategies as the fund.The Board analyzed the differences in fees paid to Dreyfus and discussed the relationship of the advisory fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for the Similar Fund to evaluate the appropriateness and reasonableness of the fund’s advisory fees.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus and its affiliates with respect to each fund and the method used to determine such expenses and profit.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that

62

the methodology had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the funds.The Board members evaluated the profitability analysis in light of the relevant circumstances for each fund, including any decline in assets, and the extent to which economies of scale would be realized if a fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. The Board members also considered potential benefits to Dreyfus and its affiliates, including BNY Mellon Fund Advisers, from acting as investment adviser to the funds and noted that there were no soft dollar arrangements with respect to trading each fund’s portfolio.

It was noted that the Board members should consider Dreyfus’ profitability with respect to each fund as part of their evaluation of whether the fees under the Investment Advisory Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services. It was noted that the profitability percentage for managing each fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing each fund was not unreasonable given the services provided.The Board also noted the fee waiver and expense reimbursement arrangements pertaining to BNY Mellon Bond Fund and BNY Mellon Intermediate U.S. Government Fund and their effect on the profitability of Dreyfus.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the continuation of the Trust’s Investment Advisory Agreement with respect to the funds. Based on the discussions and considerations as described above, the

Board made the following conclusions and determinations with respect to the funds:

  The Board concluded that the nature, extent and qual- ity of the services provided by Dreyfus to each fund are adequate and appropriate.
  With respect to BNY Mellon Bond Fund, BNY Mellon Intermediate Bond Fund and BNY Mellon Intermediate U.S. Government Fund, the Board was generally satisfied with each fund’s overall performance.
  With respect to BNY Mellon Short-Term U. S. Government Securities Fund, the Board was satisfied with the fund’s performance.
  The Board concluded that the fee paid to Dreyfus by each fund was reasonable in light of the services pro- vided, comparative performance and expense and advisory fee information, costs of the services pro- vided and profits to be realized and benefits derived or to be derived by Dreyfus and its affiliates from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in con- nection with the management of the funds had been adequately considered by Dreyfus in connection with the advisory fee rate charged to each fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with a fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the Trust’s Investment Advisory Agreement and Administration Agreement with respect to the funds was in the best interests of each fund and its respective shareholders.

The Funds

63

BOARD MEMBERS INFORMATION (Unaudited)

Patrick J. O’Connor (66) Chairman of the Board (2000)

Principal Occupation During Past 5Years:

  Attorney, Cozen and O’Connor, P.C. since 1973, including Vice Chairman since 1980 and Chief Executive Officer and President from 2002 to 2007

Other Board Memberships and Affiliations:

  Board of Consultors of Villanova University School of Law, Board Member
  Temple University,Trustee
  Philadelphia Police Foundation, Board Member
  Philadelphia Children’s First Fund, Board Member
  American College of Trial Lawyers, Fellow
  Historical Society of the United States District Court for the Eastern District of Pennsylvania, Director
  St. Jude’s Children Research Hospital Professional Advisory Board, Director
  Crowley Chemical, Director
  Franklin Security Bank,Vice Chairman
  International Academy of Trial Lawyers, Fellow

No. of Portfolios for which Board Member Serves: 23

———————

John R. Alchin (61) Board Member (2008)

Principal Occupation During Past 5Years:

  Retired since 2007
  Executive of Comcast Corporation, a cable services provider, from 1990 to 2007, including Executive Vice-President, Co- chief Financial Officer and Treasurer from 2002 to 2007

Other Board Memberships and Affiliations:

  Big Brothers/Big Sisters of Southeastern Pennsylvania, Director
  Polo Ralph Lauren Corporation, a retail clothing and home furnishing company, Director
  Philadelphia Museum of Art, Board Member
  Metropolitan AIDS Neighborhood Nutrition Alliance, Board Member

No. of Portfolios for which Board Member Serves: 23

Ronald R. Davenport (73) Board Member (2000)

Principal Occupation During Past 5Years:

• Chairman of Sheridan Broadcasting Corporation since July 1972

Other Board Memberships and Affiliations:

• American Urban Radio Networks, Co-Chairman

No. of Portfolios for which Board Member Serves: 23

———————

John L. Diederich (72) Board Member (2000)

Principal Occupation During Past 5Years:

  Chairman of Digital Site Systems, Inc., a privately held soft- ware company providing internet service to the construction materials industry, since July 1998

Other Board Memberships and Affiliations:

  Continental Mills, a dry baking products company, Board Member
  Pittsburgh Parks Conservancy, Board Member

No. of Portfolios for which Board Member Serves: 23

———————

Kim D. Kelly (53) Board Member (2008)

Principal Occupation During Past 5Years:

  Consultant since 2005
  President, Chief Executive Officer and a Director of Arroyo Video Solutions, Inc., a video-on-demand technology company, from 2004 to 2005
  Executive of Insight Communications Company, Inc., a cable services provider, from 1990 to 2003, including President from 2002 to 2003 and Chief Operating Officer from 1998 to 2003

Other Board Memberships and Affiliations:

  Saint David’s School,Trustee
  MCG Capital Corp., Director

No. of Portfolios for which Board Member Serves: 23

64

Maureen M.Young (64) Board Member (2000)

Principal Occupation During Past 5Years:

  Director of the Office of Government Relations at Carnegie Mellon University from January 2000 to December 2007

Other Board Memberships and Affiliations:

• Oakland Planning and Development Corp., Board Member

No. of Portfolios for which Board Member Serves: 23

———————

Kevin C. Phelan (65) Board Member (2000)

Principal Occupation During Past 5Years:

  Mortgage Banker, Meredith & Grew, Inc. since March 1978, including President since September 2007 and Executive Vice President and Director from March 1998 to September 2007

Other Board Memberships and Affiliations:

  Greater Boston Chamber of Commerce, Director
  Fiduciary Trust of Boston, Director
  Caritas Medical Center,Vice Chairman
  St. Elizabeth’s Medical Center of Boston, Board Member
  Providence College,Trustee
  Simmons College,Trustee
  Newton Country Day School, Chairman of the Board
  Babson College, Board of Visitors
  Boston University School of Public Health, Board of Visitors
  Boston Public Library Foundation, Director
  Boston Foundation, Director
  Boston Municipal Research Bureau, Board Member
  Boys and Girls Club of Boston, Board Member
  Boston Capital Real Estate Investment Trust, Director

No. of Portfolios for which Board Member Serves: 23

Patrick J. Purcell (61) Board Member (2000)

Principal Occupation During Past 5Years:

  Owner, President and Publisher of The Boston Herald since February 1994
  President and Founder, jobfind.com, an employment search site on the world wide web, since July 1996
  President and CEO, Herald Media since 2001

Other Board Memberships and Affiliations:

  The American Ireland Fund, an organization that raises funds for philanthropic projects in Ireland, Board Member
  The Genesis Fund, an organization that raises funds for the specialized care and treatment of New England area children born with birth defects, mental retardation and genetic dis- eases, Board Member
  United Way of Massachusetts Bay, Board Member
  Greater Boston Chamber of Commerce, Board Member

No. of Portfolios for which Board Member Serves: 23

———————

Thomas F. Ryan, Jr. (68) Board Member (2000)

Principal Occupation During Past 5Years:

  Retired since April 1999
  President and Chief Operating Officer of the American Stock Exchange from October 1995 to April 1999

Other Board Memberships and Affiliations:

  Boston College,Trustee
  Brigham & Women’s Hospital,Trustee
  New York State Independent System Operator, a non-profit organization which administers a competitive wholesale mar- ket for electricity in New York State, Director
  RepliGen Corporation, a biopharmaceutical company, Director

No. of Portfolios for which Board Member Serves: 23

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-645-6561. For individual account holders for Private Wealth Management clients, please contact your account officer or call 1-888-281-7350.

The Funds

65

OFFICERS OF THE TRUST (Unaudited)

CHRISTOPHER SHELDON, President since September 2006.

As director of Investment Strategy for BNY Mellon Wealth Management group since April 2003, Mr. Sheldon manages the analysis and development of investment and asset allocation strategies and oversees investment product research. He also oversaw the alternative investment groups from June 2006 to September 2008. Prior to assuming his current position, Mr. Sheldon was West Coast managing director of Mellon’s Private Wealth Management group from 2001-2003. He was previously aVice President of the Trust. He is 44 years old has been employed by BNY Mellon since January 1995.

J. DAVID OFFICER, Vice President since June 2009.

Chairman, President and Chief Executive Officer of Founders Asset Management LLC, an affiliate of the Manager, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. Prior to June 2009, Mr. Officer was Chief Operating Officer,Vice Chairman and a director of the Manager, where he had been employed since April 1998. He is 60 years old.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. She is 46 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since September 2007.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since April 1991.

66

ROBERT ROBOL, Assistant Treasurer since December 2002.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since May 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (76 investment companies, comprised of 187 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 52 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since September 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 72 investment companies (comprised of 183 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Distributor since October 1998.

The Funds

67

For More Information

BNY Mellon Funds Trust c/o The Dreyfus Corporation 200 Park Avenue New York, NY 10166	Custodian The Bank of New York Mellon One Wall Street New York, NY 10286
Investment Adviser
Transfer Agent &
BNY Mellon Fund Advisers, a division of The Dreyfus Corporation 200 Park Avenue New York, NY 10166	Dividend Disbursing Agent Dreyfus Transfer, Inc. 200 Park Avenue New York, NY 10166

Administrator

Distributor

The Bank of New York Mellon One Wall Street New York, NY 10286	MBSC Securities Corporation 200 Park Avenue New York, NY 10166
Sub-Administrator The Dreyfus Corporation 200 Park Avenue New York, NY 10166

Ticker Symbols:
BNY Mellon Bond Fund	Class M: MPBFX	Investor: MIBDX
BNY Mellon Intermediate Bond Fund	Class M: MPIBX	Investor: MIIDX
BNY Mellon Intermediate U.S. Government Fund	Class M: MGVMX	Investor: MOVIX
BNY Mellon Short-Term U.S. Government Securities Fund	Class M: MPSUX	Investor: MISTX

Telephone Wealth Management (WM) Clients, please contact your Account Officer or call 1-888-281-7350. Brokerage Clients of BNY Mellon Wealth Advisors (BNYMWA), please contact your financial representative or call 1-800-830-0549, Option 2. Individual Account holders, please call Dreyfus at 1-800-645-6561.

Mail WM Clients, write to your Account Officer, c/o The Bank of New York Mellon, One Mellon Bank Center, Pittsburgh, PA 15258 BNYMWA Brokerage Clients, write to your financial representative, P.O. Box 9012, Hicksville, NY 11802–9012 Individual Account Holders, write to: BNY Mellon Funds, P.O. Box 55268, Boston, MA 02205–8502

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

©2009 MBSC Securities Corporation

MFTAR0809-TB

The BNY Mellon Funds

BNY Mellon National Intermediate Municipal Bond Fund BNY Mellon National Short-Term Municipal Bond Fund BNY Mellon Pennsylvania Intermediate Municipal Bond Fund BNY Mellon Massachusetts Intermediate Municipal Bond Fund BNY Mellon New York Intermediate Tax-Exempt Bond Fund BNY Mellon Municipal Opportunities Fund

ANNUAL REPORT

August 31, 2009

Contents

The Funds

Letter from the President	2
Discussion of Funds’ Performance
BNY Mellon National Intermediate
Municipal Bond Fund	3
BNY Mellon National Short-Term
Municipal Bond Fund	6
BNY Mellon Pennsylvania Intermediate
Municipal Bond Fund	9
BNY Mellon Massachusetts Intermediate
Municipal Bond Fund	12
BNY Mellon New York
Intermediate Tax-Exempt Bond Fund	15
BNY Mellon Municipal
Opportunities Fund	18
Understanding Your Fund’s Expenses	21
Comparing Your Fund’s Expenses
With Those of Other Funds	22
Statements of Investments	23
Statements of Financial Futures	42,64,75,90
Statements of Assets and Liabilities	91
Statements of Operations	93
Statements of Changes in Net Assets	96
Financial Highlights	103
Notes to Financial Statements	116
Report of Independent Registered
Public Accounting Firm	125
Important Tax Information	126
Information About the Review
and Approval of Each Fund’s
Investment Advisory Agreement	128
Board Members Information	133
Officers of the Trust	135

For More Information

Back cover

The views expressed herein are current to the date of this report.These views and the composition of the funds’ portfolios are subject to change at any time based on market and other conditions.

  Not FDIC-Insured
  Not Bank-Guaranteed
  May Lose Value

The Funds

LETTER FROM THE PRESIDENT Dear Shareholder:

We present to you this annual report for the BNY Mellon Funds Trust, covering the reporting period ended August 31, 2009.

At long last, the current recession cycle appears to be winding down. After generally slumping since December 2007, we expect U.S. economic growth to pick up during the third quarter of 2009. In addition, we have seen encouraging evidence of a recovery, including a strengthening housing market and the positive impact of the U.S government’s American Recovery and Reinvestment Act of 2009 on the municipal securities markets. Meanwhile, we believe inflation has remained tame in the face of high unemployment and unused manufacturing capacity.

Although the rebound in the municipal securities market initially was concentrated primarily among higher-yielding municipal bonds that had been severely punished in the downturn, higher-quality municipal securities have also posted impressive year-to-date gains. While we are encouraged by the market’s recent strength overall, we continue to closely monitor the fiscal situations of the various state municipalities. Accordingly, we believe that careful selectivity and risk management will be keys to success in the financial markets over the foreseeable future. As always, we urge you to speak with your portfolio manager about the potential opportunities and obstacles in today’s investment environment.

For information about how the funds performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance for each fund.

Thank you for your continued confidence and support.

Christopher E. Sheldon President BNY Mellon Funds Trust September 15, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2008, through August 31, 2009, as provided by John F. Flahive and Mary Collette O’Brien, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended August 31, 2009, BNY Mellon National Intermediate Municipal Bond Fund’s Class M shares produced a total return of 6.37%, Investor shares produced a total return of 6.11% and Dreyfus Premier shares produced a total return of 5.66%.1 In comparison, the Merrill Lynch 2-17Year Municipal Bond Index, the fund’s benchmark, produced a total return of 6.92% for the same period.2

Despite heightened market volatility due to a global financial crisis and severe recession in the fall of 2008, a sustained rally among municipal bonds in 2009 more than offset earlier declines. The fund produced lower returns than its benchmark, primarily due to its positioning along the market’s credit-quality and maturity ranges.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.To pursue its goal, the fund normally invests at least 80% of its assets in municipal bonds that provide income exempt from federal income tax.The fund may occasionally, including for temporary defensive purposes, invest in taxable bonds. The fund’s investments in municipal and taxable bonds must be rated investment grade at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser.3 Generally, the fund’s average effective portfolio maturity will be between three and 10 years, and the average effective duration of the fund’s portfolio will not exceed eight years.

Rather than focusing on economic or market trends, we search for securities that, in our opinion, will help us enhance the fund’s yield without sacrificing quality. We use a more tactical approach with respect to the fund’s average duration. If we expect the supply of securities to increase temporarily, we may reduce the fund’s average duration to make cash available for the purchase of higher yielding securities. This is due to the fact that yields generally tend to rise if issuers are competing for investor interest. If we expect demand to surge at a time when we anticipate little issuance and therefore lower yields, we may increase the fund’s average duration to maintain current yields for as long as practical. At other times, we typically try to maintain a neutral average duration.

Municipal Bond Market Plunged, Then Rebounded Sharply

The municipal bond market endured a year of extreme volatility. Soon after the start of the reporting period, the failure of several major financial institutions nearly drew the worldwide banking system to the brink of collapse. Meanwhile, rising unemployment, plunging housing prices and depressed consumer confidence exacerbated the most severe economic downturn since the 1930s. These influences fueled a bear market that drove most bond prices, including those of municipal bonds, to multi-year lows.

Investor sentiment began to improve during the first quarter of 2009, as government and monetary authorities’ aggressive remedial measures appeared to have a positive impact on the credit markets and economy. Additional evidence of economic stabilization later appeared, supporting a sustained fixed-income rally. Supply-and-demand factors also boosted the municipal bond market’s performance, helping it rank among the

The Funds

3

DISCUSSION OF FUND PERFORMANCE (continued)

better performing investment-grade fixed-income markets for the reporting period.

Capturing Value in a Dislocated Market

Although the fund participated fully in the municipal bond market’s 2009 rally, the same factors that supported its performance during the rebound were a drag on relative results during the earlier downturn. The fund’s relative performance was hurt in the fall of 2008 reporting period by its shorter-than-average effective duration, which prevented it from capturing all of the gains achieved by the benchmark in the five- to seven-year maturity range. In addition, in an effort to capture higher yields, we had maintained a relative emphasis on municipal bonds with BBB credit ratings, which fall at the lower end of the investment-grade spectrum and were more severely punished in the downturn than higher-quality securities.

On the other hand, our security selection strategy generally contributed positively to the fund’s relative performance. Through in-depth research, we successfully identified bonds with sound credit fundamentals that had been punished too severely during the downturn. As the municipal bond market recovered, the fund received especially strong contributions to performance from the health care and education sectors.

Supply-and-Demand Factors Appear Favorable

Although the borrowing requirements of many states and municipalities increased during the recession, the supply of newly issued municipal bonds has fallen significantly so far in 2009 compared to the same period one year ago. The Build America Bonds program, which was enacted as part of the economic stimulus, has diverted a substantial portion of new issuance to the taxable bond market. At the same time, demand for tax-exempt municipal bonds has intensified from investors concerned about the likelihood of higher state and federal taxes.We expect this supply-and-demand dynamic to persist over the foreseeable future, potentially supporting municipal bond prices. In addition, we have continued to find attractive values among investment-grade municipal bonds.

September 15, 2009

[1]	Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the applicable contingent deferred sales charges imposed on redemptions in the case of Dreyfus Premier shares. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. Return figures provided reflect the absorption of certain fund expenses by the investment adviser pursuant to an undertaking in effect until September 30, 2010, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

[2]	SOURCE: BLOOMBERG — Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Merrill Lynch 2-17 Year Municipal Bond Index is a broad-based, unmanaged, market-weighted index of investment grade municipal bonds maturing in the 2-17 year range. Index returns do not reflect the fees and expenses associated with operating a mutual fund.

[3]	The fund may continue to own investment-grade bonds (at the time of purchase), which are subsequently downgraded to below investment grade.

4

FUND PERFORMANCE

Years Ended 8/31

Comparison of change in value of $10,000 investment in BNY Mellon National Intermediate Municipal Bond Fund Class M shares with the Barclays Capital 7-Year Municipal Bond Index and the Merrill Lynch 2-17 Year Municipal Bond Index

Average Annual Total Returns as of 8/31/09
	Inception				From
	Date	1 Year	5 Years	10 Years	Inception

Class M shares	1/1/87	6.37%	3.85%	4.93%	—
Investor shares	7/11/01	6.11%	3.59%	—	4.23%
Dreyfus Premier shares
with applicable redemption ††	10/11/02	2.66%	2.92%	—	3.11%
without redemption	10/11/02	5.66%	3.10%	—	3.11%

  Source: Lipper Inc.
  Source: Bloomberg L.P.

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The above graph compares a $10,000 investment made in Class M shares of BNY Mellon National Intermediate Municipal Bond Fund on 8/31/99 to a $10,000 investment made in the Barclays Capital 7-Year Municipal Bond Index (the “Barclays Capital Index”) and in the Merrill Lynch 2-17Year Municipal Bond Index (the “Merrill Lynch Index”) on that date.All dividends and capital gain distributions are reinvested.

Before the fund commenced operations, substantially all of the assets of a predecessor common trust fund (CTF) that, in all material respects, had the same investment objective, policies, guidelines and restrictions as the fund were transferred to the fund. Please note that the performance of the fund’s Class M shares represents the performance of the predecessor CTF through October 1, 2000, adjusted to reflect the fund’s fees and expenses, by subtracting from the actual performance of the CTF the expenses of the fund’s Class M shares as they were estimated prior to the conversion of the CTF into the fund, and the performance of the fund’s Class M shares thereafter.The predecessor CTF was not registered under the Investment Company Act of 1940, as amended, and therefore was not subject to certain investment restrictions that might have adversely affected performance. In addition, the expenses of the fund’s Class M shares may be higher than those estimated prior to the conversion of the CTF into the fund, which would lower the performance shown in the above line graph.

Effective July 11, 2001, existing fund shares were designated as Class M shares and the fund began offering a second class of shares designated as Investor shares, which are subject to a Shareholder Services Plan. Performance for Investor shares will vary from the performance of Class M shares shown above because of the differences in charges and expenses.

The fund’s performance shown in the line graph takes into account all applicable fees and expenses for Class M shares only.The Barclays Capital Index is an unmanaged total return performance benchmark for the investment-grade, geographically unrestricted, 7-year tax-exempt bond market, consisting of municipal bonds with maturities of 6-8 years.The Merrill Lynch Index is a broad-based, unmanaged, market-weighted index of investment grade municipal bonds maturing in the 2-17 year range. In future annual reports, the fund’s performance will no longer be compared to the Barclays Capital Index because the Merrill Lynch Index is more reflective of the fund’s portfolio maturity profile. Unlike a mutual fund, the indices are not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The maximum contingent deferred sales charge for Dreyfus Premier shares is 3%.After six years Dreyfus Premier shares convert to Investor shares.

The Funds

5

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2008, through August 31, 2009, as provided by Timothy J. Sanville and Jeremy N. Baker, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended August 31, 2009, BNY Mellon National Short Term Municipal Bond Fund’s Class M shares produced a total return of 3.61%, and Investor shares produced a total return of 3.28%.1 In comparison, the Merrill Lynch 1-5Year Municipal Bond Index, the fund’s benchmark, produced a total return of 5.65% for the same period.2

Short-term municipal bonds held up relatively well in the fall of 2008 when a global financial crisis and severe recession roiled the financial markets, but lagged their longer-term counterparts in a 2009 rally as credit markets and economic conditions stabilized.The fund produced lower returns than its benchmark, primarily due to its positioning along the market’s credit-quality and maturity ranges.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.To pursue its goal, the fund normally invests at least 80% of its assets in municipal bonds that provide income exempt from federal income tax.The fund occasionally may invest in taxable bonds, including for temporary defensive purposes.The fund’s investments in municipal and taxable bonds must be rated investment grade at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser.3 Generally, the average effective portfolio maturity and the average effective portfolio duration of the fund’s portfolio will be less than three years.

Rather than focusing on economic or market trends, we search for securities that, in our opinion, will help us enhance the fund’s yield without sacrificing quality. We use a more tactical approach with respect to the fund’s average duration. If we expect the supply of securities to increase temporarily, we may reduce the fund’s average duration to make cash available for the purchase of higher yielding securities.This is due to the fact that yields generally tend to rise if issuers are competing for investor interest. If we expect demand to surge at a time when we anticipate little issuance and therefore lower yields, we may increase the fund’s average duration to maintain current yields for as long as practical.At other times, we typically try to maintain a neutral average duration.

Municipal Bond Market Plunged, Then Rebounded Sharply

Soon after the start of the reporting period, the failure of several major financial institutions sparked a financial crisis that drew the worldwide banking system to the brink of collapse. Meanwhile, rising unemployment, plunging housing prices and depressed consumer confidence exacerbated the most severe economic downturn since the 1930s.These influences drove longer-term bond prices to multi-year lows. Short-term bonds, including municipal bonds, proved to be a relatively safe haven during the downturn,as their prices were supported by falling short-term interest rates when the Federal Reserve Board (the “Fed”) eased monetary policy to address the financial crisis and recession.

Investor sentiment began to improve during the first quarter of 2009, as government and monetary authorities’ aggressive remedial measures appeared to have a positive impact on the credit markets and economy. Additional evidence of economic improvement later

6

appeared, supporting a sustained fixed-income rally. However, short-term bonds participated less robustly in the rally as their yields were effectively anchored by low interest rates.

Capturing Value in a Dislocated Market

Although the fund’s holdings helped cushion the extreme volatility that affected longer-term municipal bonds in the fall of 2008, its relative performance was hindered by its shorter-than-average effective duration, which prevented it from participating more fully in relative strength among intermediate-term securities during the 2009 rally. In addition, in an effort to capture incrementally higher yields, we had maintained a relative emphasis on municipal bonds with BBB credit ratings, which fall at the lower end of the investment-grade spectrum and were more severely punished in the downturn than higher-quality securities. We gradually upgraded the fund’s overall credit quality as the reporting period progressed.

On the other hand, our security selection strategy contributed positively to the fund’s relative performance. Through in-depth research, we successfully identified attractively valued bonds with sound credit fundamentals that had been punished too severely during the downturn.

Supply-and-Demand Factors Appear Favorable

Although the borrowing requirements of many states and municipalities increased during the recession, the supply of newly issued municipal bonds has fallen significantly so far in 2009 compared to the same period one year ago. The Build America Bonds program, enacted as part of the economic stimulus package, has diverted a substantial portion of new issuance to the taxable bond market. At the same time, demand for tax-exempt municipal bonds has intensified from investors concerned about the likelihood of higher state and federal taxes. We expect this supply-and-demand dynamic to persist over the foreseeable future, potentially supporting municipal bond prices. Our optimism in this regard is tempered by the belief that the Fed eventually will raise short-term interest rates from today’s low levels, potentially leading to heightened volatility among shorter-term securities.

September 15, 2009

[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.

[2]	SOURCE: BLOOMBERG — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Merrill Lynch 1-5Year Municipal Bond Index is a broad-based, unmanaged, market-weighted index of investment-grade municipal bonds maturing in the 1- to (but not including) 5-year range. Index returns do not reflect the fees and expenses associated with operating a mutual fund.

[3]	The fund may continue to own investment-grade bonds (at the time of purchase), which are subsequently downgraded to below investment grade.

The Funds

7

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in BNY Mellon National Short-Term Municipal Bond Fund Class M shares and the Barclays Capital 3-Year Municipal Bond Index and the Merrill Lynch 1-5 Year Municipal Bond Index

Average Annual Total Returns as of 8/31/09
	Inception			From
	Date	1 Year	5 Years	Inception

Class M shares	10/2/00	3.61%	2.83%	3.37%
Investor shares	7/11/01	3.28%	2.57%	2.73%

  Source: Lipper Inc.
  Source: Bloomberg L.P.

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The above graph compares a $10,000 investment made in Class M shares of BNY Mellon National Short-Term Municipal Bond Fund on 10/2/00 (inception date) to a $10,000 investment made in the Barclays Capital 3-Year Municipal Bond Index (the “Barclays Capital Index”) and the Merrill Lynch 1-5Year Municipal Bond Index (the “Merrill Lynch Index”) on that date. For comparative purposes, the value of the indices on 9/30/00 is used as the beginning value on 10/2/00.All dividends and capital gain distributions are reinvested.

Effective July 11, 2001, existing fund shares were designated as Class M shares and the fund began offering a second class of shares designated as Investor shares, which are subject to a Shareholder Services Plan. Performance for Investor shares will vary from the performance of Class M shares shown above because of the differences in charges and expenses.

The fund’s performance shown in the line graph takes into account all applicable fees and expenses for Class M shares only.The Barclays Capital Index is an unmanaged total return performance benchmark for the investment-grade, geographically unrestricted, 3-year tax-exempt bond market, consisting of municipal bonds with maturities of 2-4 years.The Merrill Lynch Index is a broad-based, unmanaged, market-weighted index of investment grade municipal bonds maturing in the 1- to (but not including) 5-year range. In future annual reports, the fund’s performance will no longer be compared to the Barclays Capital Index because the Merrill Lynch Index is more reflective of the fund’s portfolio maturity profile. Unlike a mutual fund, the indices are not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

8

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2008, through August 31, 2009, as provided by Mary Collette O’Brien and Jeremy N. Baker, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended August 31, 2009, BNY Mellon Pennsylvania Intermediate Municipal Bond Fund’s Class M shares produced a total return of 4.90%, and Investor shares produced a total return of 4.72%.1 In comparison, the Merrill Lynch 2-17 Year Municipal Bond Index, the fund’s benchmark, produced a total return of 6.92% for the same period.2

A sustained rally in 2009 enabled the municipal bond market to produce positive absolute returns for the reporting period, despite heightened market volatility stemming from a global financial crisis and recession. The fund produced lower returns than its benchmark, which is not geographically constrained, due in part to its positioning along the market’s credit-quality and maturity ranges.

The Fund’s Investment Approach

The fund seeks as high a level of income exempt from federal and Pennsylvania state income taxes as is consistent with the preservation of capital. To pursue its goal, the fund normally invests at least 80% of its assets in municipal bonds, the interest from which is exempt from federal and Pennsylvania state personal income taxes.The fund may also invest in municipal bonds that are exempt from federal income taxes, but not Pennsylvania personal income taxes, and in taxable bonds.The fund’s investments in municipal and taxable bonds must be rated investment grade at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser.3 Generally, the fund’s average effective portfolio maturity will be between three and 10 years, and the average effective duration of the fund’s portfolio will not exceed eight years.

Rather than focusing on economic or market trends, we search for securities that, in our opinion, will help us enhance the fund’s yield without sacrificing quality. We use a more tactical approach with respect to the fund’s average duration. If we expect the supply of securities to increase temporarily, we may reduce the fund’s average duration to make cash available for the purchase of higher yielding securities. This is due to the fact that yields generally tend to rise if issuers are competing for investor interest. If we expect demand to surge at a time when we anticipate little issuance and therefore lower yields, we may increase the fund’s average duration to maintain current yields for as long as practical.At other times, we typically try to maintain a neutral average duration.

Municipal Bond Market Plunged, Then Rebounded Sharply

Soon after the start of the reporting period, the failure of several major financial institutions sparked a financial crisis that drew the worldwide banking system to the brink of collapse. Meanwhile, rising unemployment, plunging housing prices and depressed consumer confidence exacerbated the most severe economic downturn since the 1930s. These influences fueled a bear market that drove most bond prices, including those of Pennsylvania municipal bonds, to multi-year lows.

Investor sentiment began to improve during the first quarter of 2009, as aggressive remedial measures by government and monetary authorities appeared to have a positive impact on the credit markets. Evidence of economic stabilization later appeared,supporting a sustained fixed-income rally through the reporting period’s end.

Capturing Value in a Dislocated Market

Although the fund participated fully in the 2009 rebound, the same factors that supported its performance during the rally were a drag on relative results during the

The Funds

9

DISCUSSION OF FUND PERFORMANCE (continued)

earlier downturn. The fund’s relative performance was hurt in the fall of 2008 by its shorter-than-average effective duration, which prevented it from capturing all of the relative strength in the five- to seven-year maturity range. In addition, in an effort to capture higher yields, we had maintained a relative emphasis on municipal bonds with BBB credit ratings, which were more severely punished in the downturn than higher-quality securities. Due to a lack of supply of Pennsylvania municipal bonds, the fund also held a modest position in municipal bonds from other states. These out-of-state bonds generally under-performed their Pennsylvania counterparts during the reporting period.

On the other hand, our security selection strategy contributed positively to the fund’s relative performance. Through in-depth research, we successfully identified Pennsylvania bonds with sound credit fundamentals that had been punished too severely during the down-turn.As the municipal bond market recovered, the fund received especially strong contributions to performance from the health care and education sectors.

Supply-and-Demand Factors Appear Favorable

Although the borrowing requirements of many states and municipalities, including Pennsylvania, increased during the recession, the supply of newly issued municipal bonds has fallen significantly so far in 2009 compared to the same period one year ago. The Build America Bonds program, which was enacted as part of the economic stimulus package, has diverted a substantial portion of new issuance to the taxable bond market. At the same time, demand for tax-exempt municipal bonds has intensified from investors concerned about the likelihood of higher state and federal taxes.We expect this supply-and-demand dynamic to persist over the foreseeable future, potentially supporting municipal bond prices.

September 15, 2009

[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Pennsylvania residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.

[2]	SOURCE: BLOOMBERG — Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Merrill Lynch 2-17 Year Municipal Bond Index is a broad-based, unmanaged, market-weighted index of investment grade municipal bonds maturing in the 2-17 year range. Index returns do not reflect the fees and expenses associated with operating a mutual fund.

[3]	The fund may continue to own investment-grade bonds (at the time of purchase), which are subsequently downgraded to below investment grade.

10

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in BNY Mellon Pennsylvania Intermediate Municipal Bond Fund Class M shares with the Barclays Capital 7-Year Municipal Bond Index and the Merrill Lynch 2-17 Year Municipal Bond Index

Average Annual Total Returns as of 8/31/09
	Inception				From
	Date	1 Year	5 Years	10 Years	Inception

Class M shares	1/1/87	4.90%	3.16%	4.33%	—
Investor shares	7/11/01	4.72%	2.88%	—	3.59%

  Source: Lipper Inc.
  Source: Bloomberg L.P.

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The above graph compares a $10,000 investment made in Class M shares of BNY Mellon Pennsylvania Intermediate Municipal Bond Fund on 8/31/99 to a $10,000 investment made in the Barclays Capital 7-Year Municipal Bond Index (the “Barclays Capital Index”) and in the Merrill Lynch 2-17Year Municipal Bond Index (the “Merrill Lynch Index”) on that date.All dividends and capital gain distributions are reinvested.

Before the fund commenced operations, substantially all of the assets of a predecessor common trust fund (CTF) that, in all material respects, had the same investment objective, policies, guidelines and restrictions as the fund were transferred to the fund. Please note that the performance of the fund’s Class M shares represents the performance of the predecessor CTF through October 1, 2000, adjusted to reflect the fund’s fees and expenses, by subtracting from the actual performance of the CTF the expenses of the fund’s Class M shares as they were estimated prior to the conversion of the CTF into the fund, and the performance of the fund’s Class M shares thereafter.The predecessor CTF was not registered under the Investment Company Act of 1940, as amended, and therefore was not subject to certain investment restrictions that might have adversely affected performance. In addition, the expenses of the fund’s Class M shares may be higher than those estimated prior to the conversion of the CTF into the fund, which would lower the performance shown in the above line graph.

Effective July 11, 2001, existing fund shares were designated as Class M shares and the fund began offering a second class of shares designated as Investor shares, which are subject to a Shareholder Services Plan. Performance for Investor shares will vary from the performance of Class M shares shown above because of the differences in charges and expenses.

The fund invests primarily in Pennsylvania investment-grade municipal bonds.The fund’s performance shown in the line graph takes into account all applicable fees and expenses for Class M shares only.The indices are not limited to investments principally in Pennsylvania municipal obligations.The Barclays Capital Index is an unmanaged total return performance benchmark for the investment-grade, geographically unrestricted, 7-year tax-exempt bond market, consisting of municipal bonds with maturities of 6-8 years.The Merrill Lynch Index is a broad-based, unmanaged, market-weighted index of investment grade municipal bonds maturing in the 2-17 year range. In future annual reports, the fund’s performance will no longer be compared to the Barclays Capital Index because the Merrill Lynch Index is more reflective of the fund’s portfolio maturity profile. Unlike a mutual fund, the indices are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.These factors can contribute to the indices potentially outperforming the fund. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The Funds

11

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2008, through August 31, 2009, as provided by John F. Flahive and Mary Collette O’Brien, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended August 31, 2009, BNY Mellon Massachusetts Intermediate Municipal Bond Fund’s Class M shares produced a total return of 6.18%, Investor shares produced a total return of 5.92% and Dreyfus Premier shares produced a total return of 5.38%.1 In comparison, the Merrill Lynch 2-17 Year Municipal Bond Index, the fund’s benchmark, produced a total return of 6.92% for the same period.2

Despite heightened market volatility due to a global financial crisis and severe recession in the fall of 2008, a sustained rally among municipal bonds in 2009 more than offset earlier declines. The fund produced lower returns than its benchmark, which is not geographically constrained, due in part to its positioning along the market’s credit-quality and maturity ranges.

The Fund’s Investment Approach

The fund seeks as high a level of income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital. To pursue its goal, the fund normally invests at least 80% of its assets in municipal bonds, the interest from which is exempt from federal and Massachusetts state personal income taxes.The fund may also invest in municipal bonds that are exempt from federal income taxes, but not Massachusetts personal income taxes, and in taxable bonds.The fund’s investments in municipal and taxable bonds must be rated investment grade at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser.3 Generally, the fund’s average effective portfolio maturity will be between three and 10 years, and the average effective duration of the fund’s portfolio will not exceed eight years.

Rather than focusing on economic or market trends, we search for securities that, in our opinion, will help us enhance the fund’s yield without sacrificing quality.We use a more tactical approach with respect to the fund’s average duration. If we expect the supply of securities to increase temporarily, we may reduce the fund’s average duration to make cash available for the purchase of higher yielding securities.This is because yields generally tend to rise if issuers are competing for investor interest. If we expect demand to surge at a time when we anticipate little issuance and therefore lower yields, we may increase the fund’s average duration to maintain current yields for as long as practical.At other times, we typically try to maintain a neutral average duration.

Municipal Bond Market Plunged, Then Rebounded Sharply

Soon after the start of the reporting period, the failure of several major financial institutions sparked a financial crisis that drew the worldwide banking system to the brink of collapse. Meanwhile, rising unemployment, plunging housing prices and depressed consumer confidence exacerbated the most severe economic downturn since the 1930s. These influences fueled a bear market that drove most bond prices, including municipal bonds, to multi-year lows. Due to steady investor demand, the yields of Massachusetts municipal bonds generally held up better than the national averages during the downturn.

12

Investor sentiment began to improve during the first quarter of 2009, as government and monetary authorities’ aggressive remedial measures appeared to have a positive impact on the credit markets and economy. Additional evidence of economic stabilization later appeared, supporting a sustained fixed-income rally through the reporting period’s end.

Capturing Value in a Dislocated Market

Although the fund participated fully in the municipal bond market’s 2009 rally, the same factors that supported its performance during the rebound were a drag on relative results during the earlier downturn. The fund’s relative performance was hurt in the fall of 2008 by its shorter-than-average effective duration, which prevented it from capturing relative strength in the five- to seven-year maturity range. In addition, in an effort to capture higher yields, we had maintained a relative emphasis on municipal bonds with BBB credit ratings, which fall at the lower end of the investment-grade spectrum and were more severely punished in the downturn than higher-quality securities.

On the other hand, our security selection strategy generally contributed positively to the fund’s relative performance. Through in-depth research, we successfully identified Massachusetts bonds with sound credit fundamentals that had been punished too severely during the downturn. As the municipal bond market recovered, the fund received especially strong contributions to performance from attractively valued bonds in the health care and education sectors.

Supply-and-Demand Factors Appear Favorable

Although the borrowing requirements of many states and municipalities, including Massachusetts, increased during the recession, the supply of newly issued municipal bonds has fallen significantly so far in 2009 compared to the same period one year ago.The Build America Bonds program, enacted as part of the economic stimulus package, has diverted a substantial portion of new issuance to the taxable bond market.At the same time, demand for tax-exempt bonds has intensified from investors concerned about the likelihood of higher state and federal taxes.We expect this supply-and-demand dynamic to persist over the foreseeable future, potentially supporting municipal bond prices.

September 15, 2009

[1]	Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the applicable contingent deferred sales charges imposed on redemptions in the case of Dreyfus Premier shares. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Massachusetts residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.

Capital gains, if any, are fully taxable.

[2]	SOURCE: BLOOMBERG — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Merrill Lynch 2-17Year Municipal Bond Index is a broad-based, unmanaged, market-weighted index of investment grade municipal bonds maturing in the 2-17 year range. Index returns do not reflect the fees and expenses associated with operating a mutual fund.

[3]	The fund may continue to own investment-grade bonds (at the time of purchase), which are subsequently downgraded to below investment grade.

The Funds

13

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in BNY Mellon Massachusetts Intermediate Municipal Bond Fund Class M shares, Investor shares and Dreyfus Premier shares with the Barclays Capital 7-Year Municipal Bond Index and the Merrill Lynch 2-17 Year Municipal Bond Index

Average Annual Total Returns as of 8/31/09
	1 Year	5 Years	10 Years

Class M shares	6.18%	3.90%	4.78%
Investor shares	5.92%	3.66%	4.53%
Dreyfus Premier shares
with applicable redemption ††	2.38%	2.98%	4.22%
without redemption	5.38%	3.16%	4.22%

  Source: Lipper Inc.
  Source: Bloomberg L.P.

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in Class M shares, Investor shares and Dreyfus Premier shares of BNY Mellon Massachusetts Intermediate Municipal Bond Fund (the “BNY Mellon Massachusetts Fund”) on 8/31/99 to a $10,000 investment made in the Barclays Capital 7-Year Municipal Bond Index (the “Barclays Capital Index”) and in the Merrill Lynch 2-17Year Municipal Bond Index (the “Merrill Lynch Index”) on that date.All dividends and capital gain distributions are reinvested.

As of the close of business on September 6, 2002, substantially all of the assets of another investment company managed by Dreyfus, Dreyfus Premier Limited Term Massachusetts Municipal Fund (the “Premier Massachusetts Fund”), were transferred to the BNY Mellon Massachusetts Fund in a tax-free reorganization and the fund commenced operations.The performance shown in the line graph for Class M shares represents the performance of the Premier Massachusetts Fund’s Class R shares prior to the commencement of operations of the BNY Mellon Massachusetts Fund and the performance of the BNY Mellon Massachusetts Fund’s Class M shares thereafter.

The performance shown in the line graph for Investor shares represents the performance of the Premier Massachusetts Fund’s Class A shares prior to the commencement of operations of the BNY Mellon Massachusetts Fund, and the performance of the BNY Mellon Massachusetts Fund’s Investor shares thereafter.

The fund’s performance shown in the line graph takes into account all applicable fees and expenses for all share classes.The Barclays Capital Index, unlike the fund, is an unmanaged total return performance benchmark for the investment-grade, geographically unrestricted 7-year tax-exempt bond market consisting of municipal bonds with maturities of 6-8 years.The Merrill Lynch Index is a broad-based, unmanaged, market-weighted index of investment grade municipal bonds maturing in the 2-17 year range. In future annual reports, the fund’s performance will no longer be compared to the Barclays Capital Index because the Merrill Lynch Index is more reflective of the fund’s portfolio maturity profile. Unlike a mutual fund, the indices are not subject to charges, fees and other expenses and are not limited to investments principally in Massachusetts municipal obligations. Investors cannot invest directly in any index.These factors can contribute to the indices outperforming or underperforming the fund. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report. Performance for Dreyfus Premier shares assumes the conversion of Dreyfus Premier shares to Investor shares at the end of the sixth year following the date of purchase.

  The maximum contingent deferred sales charge for Dreyfus Premier shares is 3%.After six years Dreyfus Premier shares convert to Investor shares.

14

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2009, through August 31, 2009, as provided by John F. Flahive, Portfolio Manager and Director of Fixed Income

Fund and Market Performance Overview

From January 1, 2009, through the end of its annual reporting period on August 31, 2009, BNY Mellon NewYork Intermediate Tax-Exempt Bond Fund’s Class M shares produced a total return of 6.58%, and Investor shares produced a total return of 6.40%.1 In comparison, the Merrill Lynch 2-17 Year Municipal Bond Index, the fund’s benchmark, produced a total return of 7.38% for the same period.2

Despite heightened market volatility in the wake of a global financial crisis and severe recession, municipal bonds rallied in 2009 as the U.S. economy stabilized. The fund produced lower returns than its benchmark (which is not geographically constrained), primarily due to its relatively short average duration and an emphasis on higher-quality securities.

The Fund’s Investment Approach

The fund seeks as high a level of income exempt from federal, NewYork state and NewYork city income taxes as is consistent with the preservation of capital. This objective may be changed without shareholder approval. To pursue its goal, the fund normally invests at least 80% of its assets in municipal bonds that provide income exempt from federal, NewYork state and NewYork city personal income taxes. These municipal bonds include those issued by New York state and New York city as well as those issued by U.S. territories and possessions.3 Generally, the fund’s average effective portfolio maturity will be between three and 10 years.

Rather than focusing on economic or market trends, we search for securities that, in our opinion, will help us enhance the fund’s yield without sacrificing quality.We use a more tactical approach with respect to the fund’s average duration. If we expect the supply of securities to increase temporarily, we may reduce the fund’s average duration to make cash available for the purchase of higher yielding securities.This is because yields generally tend to rise if issuers are competing for investor interest. If we expect demand to surge at a time when we anticipate little issuance and therefore lower yields, we may increase the fund’s average duration to maintain current yields for as long as practical.At other times, we typically try to maintain a neutral average duration.

Municipal Bond Market Rebounded Sharply

In the months prior to the start of the reporting period, the failure of several major financial institutions sparked a financial crisis that drew the worldwide banking system to the brink of collapse, and rising unemployment, plunging housing prices and depressed consumer confidence exacerbated the most severe economic downturn since the 1930s. New York was particularly hard hit by the downturn due to its reliance on tax revenues from the troubled financial services industry. These influences fueled a bear market that drove most bond prices, including those of New York municipal bonds, to multi-year lows.

Investor sentiment generally began to improve during the first quarter of 2009, as aggressive remedial measures by government and monetary authorities appeared to have a positive impact on the credit markets. Evidence of economic stabilization later appeared, supporting a sustained fixed-income rally through the reporting period’s end.

Conservative Posture Dampened Results in the Rally

Although the fund participated to a significant degree in the municipal bond market’s 2009 rebound, its relatively defensive investment posture proved to be a drag on rel-

The Funds

15

DISCUSSION OF FUND PERFORMANCE (continued)

ative performance. A shorter-than-average effective duration prevented the fund from capturing all of the gains achieved by the benchmark along the five- to seven-year maturity range. In addition, relatively light exposure to municipal bonds with BBB credit ratings, which fall at the lower end of the investment-grade spectrum, limited the fund’s participation in strength among lower-rated bonds.

Throughout the reporting period, we attempted to adjust the fund’s composition so that it more closely reflected the benchmark’s characteristics. However, our ability to make these changes was hindered by concerns regarding fiscal stresses in New York, which effectively reduced the pool of securities meeting our investment criteria. Consequently, better performance later in the reporting period was not enough to offset earlier lagging returns.

On the other hand, our security selection strategy contributed more positively to the fund’s relative performance.Through in-depth research, we successfully identified New York bonds with sound credit fundamentals that had been punished too severely during the downturn. These holdings provided especially strong contributions to performance as the municipal bond market recovered.

Supply-and-Demand Factors Appear Favorable

Although the borrowing requirements of many states and municipalities, including New York, increased during the recession, the national supply of newly issued municipal bonds fell significantly compared to the same period one year ago. The Build America Bonds program, enacted as part of the economic stimulus legislation, diverted a substantial portion of new issuance to the taxable bond market.At the same time, demand for tax-exempt bonds intensified from investors concerned about the likelihood of higher city, state and federal taxes.We expect this supply-and-demand dynamic to persist over the foreseeable future, potentially supporting municipal bond prices.

September 15, 2009

[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-NewYork residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.

Capital gains, if any, are fully taxable. Return figures provided reflect the absorption of certain fund expenses by BNY Mellon Fund Advisors pursuant to an agreement in effect through September 30, 2010, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, the fund’s returns would have been lower.

[2]	SOURCE: BLOOMBERG, L.P. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Merrill Lynch 2-17 Year Municipal Bond Index is an unmanaged total return performance benchmark for the investment-grade, geographically unrestricted tax-exempt bond market, consisting of municipal bonds with maturities ranging from 2 to 17 years. Index return does not reflect the fees and expenses associated with operating a mutual fund.

[3]	The fund may continue to own investment-grade bonds (at the time of purchase), which are subsequently downgraded to below investment grade.

16

FUND PERFORMANCE

Years Ended 8/31

Comparison of change in value of $10,000 investment in BNY Mellon New York Intermediate Tax-Exempt Bond Fund, Class M shares and Investor shares and the Merrill Lynch 2-17 Year Municipal Bond Index

Average Annual Total Returns as of 8/31/09
	1 Year	5 Years	10 Years

Class M shares	6.49%	4.00%	4.69%
Investor shares	6.22%	3.76%	4.44%

† Source: Bloomberg L.P.

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The above graph compares a $10,000 investment made in Class M shares and Investor shares of BNY Mellon NewYork Intermediate Tax-Exempt Bond Fund on 8/31/99 to a $10,000 investment made in the Merrill Lynch 2-17Year Municipal Bond Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.

As of the close of business on September 12, 2008, substantially all of the assets of another investment company advised by an affiliate of the fund’s investment adviser, BNY Hamilton NewYork Intermediate Tax-Exempt Fund (the “predecessor fund”), a series of BNY Hamilton Funds, Inc., were transferred to BNY Mellon NewYork Intermediate Tax-Exempt Bond Fund in a tax-free reorganization and the fund commenced operations.The performance figures for the fund’s Class M shares represent the performance of the predecessor fund’s Institutional shares prior to the commencement of operations for BNY Mellon NewYork Intermediate Tax-Exempt Bond Fund and the performance of BNY Mellon NewYork Intermediate Tax-Exempt Bond Fund’s Class M shares thereafter.The performance figures for Investor shares represent the performance of the predecessor fund’s Class A shares prior to the commencement of operations for BNY Mellon NewYork Intermediate Tax-Exempt Bond Fund and the performance of BNY Mellon NewYork Intermediate Tax-Exempt Bond Fund’s Investor shares thereafter. Investor shares are subject to a Shareholder Services Plan. Performance for Investor shares will vary from the performance of Class M shares shown because of the differences in charges and expenses.

The fund’s performance shown in the line graph takes into account all applicable fees and expenses for all share classes.The Index is not limited to investments principally in NewYork municipal obligations.The Index is a broad-based, unmanaged, market-weighted index of investment grade municipal bonds maturing in the 2-17 year range. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The Funds

17

DISCUSSION OF FUND PERFORMANCE

For the period of October 15, 2008, through August 31, 2009, as provided by John F. Flahive, Portfolio Manager and Director of Fixed Income

Fund and Market Performance Overview

For the period between the fund’s inception on October 15, 2008, and the end of its annual reporting period on August 31, 2009, BNY Mellon Municipal Opportunities Fund’s Class M shares produced a total return of 26.58%, and Investor shares returned 26.29%.1 In comparison, the Barclays Capital Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 17.85% for the same period.2

The fund’s relatively vigorous approach to finding value in the municipal bond market proved well suited to an investment environment characterized by heightened market volatility stemming from a global financial crisis and severe recession. The fund produced substantially higher returns than its benchmark, as securities purchased at low valuations in the midst of the downturn rallied strongly in 2009 when the banking system and economic conditions stabilized.

The Fund’s Investment Approach

The fund seeks to maximize total return consisting of high current income exempt from federal income tax and capital appreciation.This objective may be changed without shareholder approval. To pursue its goal, the fund normally invests at least 80% of its assets in U.S. dollar-denominated fixed-income securities that provide income exempt from federal income tax (municipal bonds). While the fund typically invests in a diversified portfolio of municipal bonds, it may invest up to 20% of its assets in taxable fixed-income securities, including taxable municipal bonds and non-U.S. dollar-denomi-

nated foreign debt securities, such as Brady bonds and sovereign debt obligations.

We will seek to deliver value-added excess returns (“alpha”) by applying an investment approach designed to identify and exploit relative value opportunities within the municipal bond market and other fixed-income markets. Although the fund seeks to be diversified by geography and sector, the fund may at times invest a significant portion of its assets in a particular state or region or in a particular sector due to market conditions.

Municipal Bond Market Plunged, Then Rebounded Sharply

The municipal bond market endured a year of extreme volatility. Soon after the start of the reporting period, severe declines among mortgage- and asset-backed securities led to the failure of several major financial institutions and drew the worldwide banking system to the brink of collapse. Meanwhile, rising unemployment, plunging housing prices and depressed consumer confidence exacerbated the most severe economic downturn since the 1930s. These influences fueled a bear market that drove most bond prices, including municipal bonds, to multi-year lows.

Investor sentiment began to improve during the first quarter of 2009, as the Federal Reserve Board’s and the U.S. government’s aggressive remedial measures—including the Troubled Assets Relief Program (TARP), the Term Asset-Backed Securities Loan Facility (TALF) and the American Recovery and Reinvestment Act of 2009—appeared to have a positive impact on the credit markets and economy.Additional evidence of economic stabilization later appeared, supporting a sustained fixed-income rally through the reporting period’s end.

18

Supply-and-demand factors unique to the municipal bond market also supported the rally, enabling the asset class to rank among the better performers in the fixed-income market.

Capturing Value in a Dislocated Market

The fund’s inception proved well timed. In the fall of 2008, institutional investors incurred massive losses, which compelled them to deleverage their portfolios. They sold high-quality securities along with lower-quality ones to raise cash, putting downward pressure on municipal bond prices regardless of their underlying credit fundamentals.As a result,we were able to purchase investment-grade municipal bonds at attractive prices compared to historical norms. When constructing the portfolio, we focused primarily on bonds with maturities of 20 years or more.

As the municipal bond market recovered in 2009, the fund received especially strong contributions to performance from the health care sector, where issuers retired seasoned variable-rate securities in favor of fixed-rate bonds. Bonds backed by the endowments of universities and other educational institutions also fared particularly well during the reporting period. A modest position in taxable municipal bonds issued under the Build America Bonds program bolstered the fund’s returns, as did our hedging strategy, which employed futures contracts on 20-year U.S. Treasury securities. We maintained the fund’s average duration in a range we considered slightly longer than industry average, which helped boost the fund’s participation in gains toward the longer end of the market’s maturity spectrum.

Supply-and-Demand Factors Appear Positive

Although the borrowing requirements of many states and municipalities increased during the recession, the supply of newly issued municipal bonds has fallen significantly so far in 2009 compared to the same period one year ago. The Build America Bonds program, enacted as part of the economic stimulus package, has diverted a substantial portion of new municipal issuance to the taxable bond market. At the same time, demand for tax-exempt bonds has intensified from investors concerned about the likelihood of higher state and federal taxes.We expect this supply-and-demand dynamic to persist over the foreseeable future, potentially supporting further gains. In addition, we have continued to find what we believe to be attractive values among investment-grade municipal bonds.

September 15, 2009

[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. Return figures provided reflect the absorption of certain fund expenses by BNY Mellon Fund Advisors pursuant to an agreement in effect through December 31, 2009, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, the fund’s returns would have been lower.

[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is an unmanaged total return performance benchmark for the investment-grade, geographically unrestricted tax-exempt bond market.

Index return does not reflect the fees and expenses associated with operating a mutual fund.

The Funds

19

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in BNY Mellon Municipal Opportunities Fund Class M shares and Investor shares and the Barclays Capital Municipal Bond Index

Actual Aggregate Total Returns as of 8/31/09
	Inception	From
	Date	Inception

Class M shares	10/15/08	26.58%
Investor shares	10/15/08	26.29%

† Source: Lipper Inc.

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The above graph compares a $10,000 investment made in Class M shares and Investor shares of BNY Mellon Municipal Opportunities Fund on 10/15/08 (inception date) to a $10,000 investment made in the Barclays Capital Municipal Bond Index (the “Index”) on that date. For comparative purposes, the value of the Index on 9/30/08 is used as the beginning value on 10/15/08.All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph takes into account all applicable fees and expenses for all share classes.The Index is an unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.These factors can contribute to the Index potentially outperforming or underperforming the fund. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Expense section of the prospectus and elsewhere in this report.

20

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemptions fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each BNY Mellon municipal bond fund from March 1, 2009 to August 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended August 31, 2009
			Dreyfus
	Class M Shares	Investor Shares	Premier Shares

BNY Mellon National Intermediate
Municipal Bond Fund
Expenses paid per $1,000†	$ 2.65	$ 3.95	$ 6.54
Ending value (after expenses)	$1,063.70	$1,062.40	$1,059.70
BNY Mellon National Short-Term
Municipal Bond Fund
Expenses paid per $1,000†	$ 2.76	$ 3.98	—
Ending value (after expenses)	$1,025.20	$1,024.00	—
BNY Mellon Pennsylvania
Intermediate Municipal Bond Fund
Expenses paid per $1,000†	$ 3.47	$ 4.76	—
Ending value (after expenses)	$1,054.10	$1,052.80	—
BNY Mellon Massachusetts
Intermediate Municipal Bond Fund
Expenses paid per $1,000†	$ 2.78	$ 4.07	$ 6.63
Ending value (after expenses)	$1,044.60	$1,043.30	$1,039.80
BNY Mellon New York
Intermediate Tax-Exempt Bond Fund
Expenses paid per $1,000†	$ 3.03	$ 4.32	—
Ending value (after expenses)	$1,039.80	$1,039.50	—
BNY Mellon Municipal
Opportunities Fund
Expenses paid per $1,000†	$ 3.99	$ 5.31	—
Ending value (after expenses)	$1,109.60	$1,108.00	—

  Expenses are equal to the BNY Mellon National Intermediate Municipal Bond Fund annualized expense ratio of .51% for Class M, .76% for Investor shares and 1.26% for Dreyfus Premier shares, BNY Mellon National Short-Term Municipal Bond Fund .54% for Class M and .78% for Investor shares, BNY Mellon Pennsylvania Intermediate Municipal Bond Fund .67% for Class M and .92% for Investor shares and BNY Mellon Massachusetts Intermediate Municipal Bond Fund .54% for Class M, .79% for Investor shares and 1.29% for Dreyfus Premier shares, BNY Mellon NewYork Intermediate Tax-Exempt Bond Fund .59% for Class M, .84% for Investor shares and BNY
  Mellon Municipal Opportunities Fund .75% for Class M and 1.00% for Investor shares, multiplied by the respective fund’s average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Funds

21

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return.You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended August 31, 2009
			Dreyfus
	Class M Shares	Investor Shares	Premier Shares

BNY Mellon National Intermediate
Municipal Bond Fund
Expenses paid per $1,000†	$ 2.60	$ 3.87	$ 6.41
Ending value (after expenses)	$1,022.63	$1,021.37	$1,018.85
BNY Mellon National Short-Term
Municipal Bond Fund
Expenses paid per $1,000†	$ 2.75	$ 3.97	—
Ending value (after expenses)	$1,022.48	$1,021.27	—
BNY Mellon Pennsylvania
Intermediate Municipal Bond Fund
Expenses paid per $1,000†	$ 3.41	$ 4.69	—
Ending value (after expenses)	$1,021.83	$1,020.57	—
BNY Mellon Massachusetts
Intermediate Municipal Bond Fund
Expenses paid per $1,000†	$ 2.75	$ 4.02	$ 6.56
Ending value (after expenses)	$1,022.48	$1,021.22	$1,018.70
BNY Mellon New York
Intermediate Tax-Exempt Bond Fund
Expenses paid per $1,000†	$ 3.01	$ 4.28	—
Ending value (after expenses)	$1,022.23	$1,020.97	—
BNY Mellon Municipal
Opportunities Fund
Expenses paid per $1,000†	$ 3.82	$ 5.09	—
Ending value (after expenses)	$1,021.42	$1,020.16	—

  Expenses are equal to the BNY Mellon National Intermediate Municipal Bond Fund annualized expense ratio of .51% for Class M, .76% for Investor shares and 1.26% for Dreyfus Premier shares, BNY Mellon National Short-Term Municipal Bond Fund .54% for Class M and .78% for Investor shares, BNY Mellon Pennsylvania Intermediate Municipal Bond Fund .67% for Class M and .92% for Investor shares, BNY Mellon Massachusetts Intermediate Municipal Bond Fund .54% for Class M, .79% for Investor shares and 1.29% for Dreyfus Premier shares, BNY Mellon NewYork Intermediate Tax-Exempt Bond Fund .59% for Class M, .84% for Investor shares and BNY Mellon Municipal Opportunities Bond Fund .75% for Class M and 1.00% for Investor shares, multiplied by the respective fund’s average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

22

STATEMENT OF INVESTMENTS
August 31, 2009

BNY Mellon National Intermediate Municipal Bond Fund

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.2%	Rate (%)	Date	Amount ($)	Value ($)

Alabama—2.0%
Alabama Public School and College Authority,
Capital Improvement Bonds	5.63	7/1/13	3,000,000	3,055,860
Birmingham Special Care Facilities Financing Authority-Baptist
Medical Centers, Revenue (Baptist Health System, Inc.)	5.00	11/15/15	5,260,000	5,115,613
Jefferson County, Limited Obligation School Warrants	5.25	1/1/15	1,180,000	804,170
Jefferson County, Limited Obligation School Warrants	5.25	1/1/16	4,810,000	3,349,540
Jefferson County, Limited Obligation School Warrants	5.00	1/1/24	13,500,000	11,791,035
Montgomery BMC Special Care Facilities Financing
Authority, Revenue (Baptist Health) (Insured;
National Public Finance Guarantee Corp.)	5.00	11/15/13	1,365,000	1,530,288
Montgomery BMC Special Care Facilities Financing
Authority, Revenue (Baptist Health) (Insured;
National Public Finance Guarantee Corp.)	5.00	11/15/14	2,500,000	2,827,325
Alaska—.1%
Anchorage, Electric Utility Revenue
(Insured; National Public Finance Guarantee Corp.)	8.00	12/1/10	1,000,000	1,082,980
Arizona—3.3%
Arizona Board of Regents, Arizona State University
System Revenue (Polytechnic Campus Project)	6.00	7/1/25	2,500,000	2,877,875
Arizona Board of Regents, Arizona State University
System Revenue (Polytechnic Campus Project)	6.00	7/1/26	1,000,000	1,144,330
Arizona Board of Regents, Arizona State University
System Revenue (Polytechnic Campus Project)	6.00	7/1/28	1,100,000	1,241,328
Arizona Transportation Board, Highway Revenue	5.00	7/1/26	5,000,000	5,407,400
Maricopa County Unified School District (Paradise Valley)
(Insured; National Public Finance Guarantee Corp.)	6.35	7/1/10	550,000	576,114
Maricopa County Unified School District (Paradise Valley)
(Insured; National Public Finance Guarantee Corp.)	7.00	7/1/11	1,905,000	2,100,682
Maricopa County Unified School District (Scottsdale School)	6.60	7/1/12	1,250,000	1,434,513
Phoenix, GO	6.25	7/1/16	1,250,000	1,530,400
Phoenix Civic Improvement Corporation, Transit Excise
Tax Revenue (Light Rail Project) (Insured; AMBAC)	5.00	7/1/16	6,000,000	6,505,020
Salt Verde Financial Corporation, Senior Gas Revenue	5.25	12/1/28	5,000,000	4,520,850
Salt Verde Financial Corporation, Senior Gas Revenue	5.50	12/1/29	3,060,000	2,847,850
Scottsdale Industrial Development Authority, HR
(Scottsdale Healthcare) (Prerefunded)	5.70	12/1/11	1,000,000 [a]	1,111,880
Tucson, GO	5.00	7/1/12	1,265,000	1,391,045
University Medical Center Corporation, HR	5.25	7/1/16	2,310,000	2,362,206
University of Arizona Board of Regents, System Revenue	6.20	6/1/16	10,000,000	11,597,700
California—14.7%
Agua Caliente Band, Cahuilla Indians Revenue	5.60	7/1/13	1,525,000 [b]	1,436,718
Alameda Corridor Transportation Authority,
Revenue (Insured; AMBAC)	0/5.25	10/1/21	5,000,000 [c]	3,926,750

The Funds

23

STATEMENT OF INVESTMENTS (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California, Economic Recovery Bonds	5.00	7/1/15	5,000,000	5,444,250
California, Economic Recovery Bonds	5.00	7/1/16	15,400,000	15,868,314
California, GO	5.00	11/1/12	345,000	366,376
California, GO	5.50	6/1/20	270,000	272,732
California, GO	5.25	11/1/26	10,500,000	10,632,300
California, GO	5.50	11/1/33	3,900,000	3,943,017
California, GO (Prerefunded)	5.00	11/1/11	655,000 [a]	712,352
California, GO (Various Purpose)	6.50	4/1/33	3,000,000	3,327,120
California, GO (Various Purpose)	6.00	4/1/38	6,000,000	6,349,080
California, GO (Various Purpose) (Prerefunded)	5.00	2/1/14	1,825,000 [a]	2,076,521
California County Tobacco Securitization Agency,
Tobacco Settlement Asset-Backed Bonds
(Golden Gate Tobacco Funding Corporation)	4.50	6/1/21	2,810,000	2,351,267
California County Tobacco Securitization Agency,
Tobacco Settlement Asset-Backed Bonds
(Los Angeles County Securitization Corporation)	0/5.25	6/1/21	1,250,000 [c]	1,002,825
California Department of Water Resources,
Power Supply Revenue (Insured; FSA)	5.00	5/1/21	10,000,000	10,660,900
California Educational Facilities Authority,
Revenue (University of Southern California)	5.25	10/1/38	2,500,000	2,642,250
California Educational Facilities Authority,
Revenue (University of Southern California)	5.25	10/1/39	5,000,000	5,276,900
California Health Facilities Financing Authority,
Revenue (Providence Health and Services)	6.25	10/1/24	8,500,000	9,504,530
California Health Facilities Financing Authority,
Revenue (Providence Health and Services)	6.25	10/1/28	4,000,000	4,401,120
California Health Facilities Financing Authority,
Revenue (Providence Health and Services)	6.50	10/1/38	3,500,000	3,812,655
California Infrastructure and Economic Development
Bank, Clean Water State Revolving Fund Revenue	5.00	10/1/17	2,500,000	2,721,350
California Infrastructure and Economic Development
Bank, Revenue (California Independent System
Operator Corporation Project)	6.00	2/1/30	8,000,000	8,260,240
California Municipal Finance Authority, SWDR
(Waste Management, Inc. Project)	4.10	9/1/09	1,000,000	1,000,000
California State Public Works Board, LR
(Department of General Services) (Capitol East
End Complex—Blocks 171-174 and 225) (Insured; AMBAC)	5.25	12/1/19	5,000,000	5,042,350
California Statewide Communities Development Authority,
Insured Revenue (Saint Joseph Health System) (Insured; FSA)	4.50	7/1/18	4,315,000	4,493,598
California Statewide Communities Development Authority,
Mortgage Revenue (Methodist Hospital of Southern
California Project) (Collateralized; FHA)	6.25	8/1/24	5,000,000	5,447,000
California Statewide Communities Development Authority,
Revenue (Daughters of Charity Health System)	5.25	7/1/24	3,470,000	3,075,877

24

BNY Mellon National Intermediate Municipal Bond Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California Statewide Communities Development
Authority, Revenue (Kaiser Permanente)	5.00	4/1/19	13,000,000	13,567,840
California Statewide Communities Development Authority,
Revenue (The California Endowment)	5.25	7/1/15	1,740,000	1,925,571
Foothill/Eastern Transportation Corridor Agency, Toll Road
Revenue (Insured; National Public Finance Guarantee Corp.)	5.80	1/15/20	1,505,000	1,467,736
Foothill/Eastern Transportation Corridor Agency, Toll Road
Revenue (Insured; National Public Finance Guarantee Corp.)	5.88	1/15/26	4,500,000	4,152,735
Golden State Tobacco Securitization Corporation,
Enhanced Tobacco Settlement Asset-Backed Bonds	5.00	6/1/18	590,000	589,953
Golden State Tobacco Securitization Corporation,
Tobacco Settlement Asset-Backed Bonds	4.50	6/1/27	10,335,000	9,412,911
Hesperia Public Financing Authority, Revenue
(Redevelopment and Housing Projects) (Insured; XLCA)	5.00	9/1/37	4,450,000	3,399,088
Kern High School District, GO (Insured;
National Public Finance Guarantee Corp.)	6.40	2/1/12	2,750,000	2,885,437
Los Angeles Unified School District, GO (Insured; FSA)	5.00	7/1/24	2,395,000	2,519,995
Los Angeles Unified School District, GO
(Insured; National Public Finance Guarantee Corp.)	5.75	7/1/16	2,000,000	2,297,480
M-S-R Energy Authority, Gas Revenue	6.50	11/1/39	5,000,000 [d]	5,040,100
New Haven Unified School District, GO
(Insured; Assured Guaranty)	0.00	8/1/33	4,000,000 [e]	866,280
Newport Beach, Revenue
(Hoag Memorial Hospital Presbyterian)	5.00	2/7/13	5,000,000	5,334,600
Oakland Joint Powers Financing Authority, LR
(Oakland Convention Centers) (Insured; AMBAC)	5.50	10/1/13	1,500,000	1,515,585
Sacramento County, Airport System Subordinate and
Passenger Facility Charges Grant Revenue	6.00	7/1/35	3,000,000	3,036,600
Sacramento County Water Financing Authority,
Revenue (Sacramento County Water Agency
Zones 40 and 41 Water System Project)
(Insured; National Public Finance Guarantee Corp.)	1.00	6/1/34	8,000,000 [f]	4,900,000
Sacramento Municipal Utility District, Electric Revenue	5.30	7/1/12	565,000	602,799
Sacramento Municipal Utility District, Electric Revenue
(Insured; National Public Finance Guarantee Corp.)	5.25	5/15/13	3,530,000	3,852,395
Santa Barbara Financing Authority, Revenue (Airport Project)	5.00	7/1/39	5,000,000	4,984,250
Southern California Public Power Authority,
Gas Project Revenue (Project Number One)	5.00	11/1/28	1,000,000	932,740
Southern California Public Power Authority,
Gas Project Revenue (Project Number One)	5.00	11/1/29	2,835,000	2,622,687
Southern California Public Power Authority,
Power Project Revenue (San Juan Unit 3) (Insured; FSA)	5.50	1/1/13	3,010,000	3,354,194
Southern California Public Power Authority,
Power Project Revenue (San Juan Unit 3) (Insured; FSA)	5.50	1/1/14	2,000,000	2,256,300
Westside Unified School District, GO (Insured; AMBAC)	6.00	8/1/14	385,000	425,044

The Funds

25

STATEMENT OF INVESTMENTS (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Colorado—5.3%
Adams County, FHA Insured Mortgage Revenue
(Platte Valley Medical Center Project)
(Insured; National Public Finance Guarantee Corp.)	5.00	2/1/31	3,400,000	3,304,086
Colorado Department of Transportation, Transportation RAN
(Insured; National Public Finance Guarantee Corp.)	5.25	6/15/10	1,000,000	1,038,060
Colorado Educational and Cultural Facilities Authority,
Revenue (Regis University Project) (Insured; Radian)	5.00	6/1/22	1,000,000	915,760
Colorado Health Facilities Authority, Health Facilities Revenue
(The Evangelical Lutheran Good Samaritan Society Project)	5.25	6/1/31	1,000,000	926,610
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	6.00	10/1/23	2,000,000	2,232,640
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	6.25	10/1/33	1,600,000	1,742,064
Colorado Health Facilities Authority, Revenue
(Vail Valley Medical Center Project)	5.00	1/15/20	1,250,000	1,208,675
Colorado Housing and Finance Authority, SFMR	4.90	11/1/11	1,210,000	1,247,038
Colorado Housing and Finance Authority,
Single Family Program Senior and Subordinate Bonds	6.75	4/1/15	65,000	66,241
Colorado Housing and Finance Authority,
Single Family Program Senior and Subordinate Bonds	6.05	10/1/16	85,000	89,647
Colorado Housing and Finance Authority,
Single Family Program Senior and Subordinate Bonds	6.70	10/1/16	30,000	31,331
Colorado Housing and Finance Authority,
Single Family Program Senior and Subordinate Bonds	6.80	11/1/28	5,000	5,119
Colorado Housing and Finance Authority, Single Family
Program Senior and Subordinate Bonds (Collateralized; FHA)	6.75	10/1/21	195,000	210,563
Colorado Housing and Finance Authority, Single Family
Program Senior and Subordinate Bonds (Collateralized; FHA)	7.15	10/1/30	45,000	46,038
Denver City and County, Airport System Revenue (Insured:
Assured Guaranty and National Public Finance Guarantee Corp.)	5.25	11/15/19	4,445,000	4,502,563
E-470 Public Highway Authority, Senior Revenue
(Insured; National Public Finance Guarantee Corp.)	0/5.00	9/1/16	3,565,000 [c]	3,546,747
E-470 Public Highway Authority, Senior Revenue
(Insured; National Public Finance Guarantee Corp.)	5.25	9/1/16	5,000,000	4,997,100
E-470 Public Highway Authority, Senior Revenue
(Insured; National Public Finance Guarantee Corp.)	0/5.00	9/1/17	3,500,000 [c]	3,462,725
Jefferson County School District, GO
(Insured; National Public Finance Guarantee Corp.)	6.50	12/15/10	1,500,000	1,611,330
Northwest Parkway Public Highway Authority,
Revenue (Insured; AMBAC) (Prerefunded)	0/5.45	6/15/15	7,690,000 [a,c]	8,050,969
Northwest Parkway Public Highway Authority,
Revenue (Insured; AMBAC) (Prerefunded)	0/5.70	6/15/16	7,345,000 [a,c]	7,769,614
Northwest Parkway Public Highway Authority,
Revenue (Insured; FSA) (Prerefunded)	0/5.55	6/15/16	10,960,000 [a,c]	11,522,138

26

BNY Mellon National Intermediate Municipal Bond Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Colorado (continued)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	5.75	11/15/18	3,250,000	3,213,145
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.13	11/15/23	4,645,000	4,677,376
University of Colorado Regents, Enterprise System Revenue
(Insured; National Public Finance Guarantee Corp.)	4.75	6/1/16	2,000,000	2,100,400
University of Colorado Regents, Participation Interest (Sempra
Energy Colorado, Inc., Lease, Development and Operating
Agreement) (Insured; National Public Finance Guarantee Corp.)	6.00	12/1/22	5,000,000	5,204,050
Connecticut—.4%
Connecticut, GO (Insured; AMBAC)	5.25	6/1/18	1,500,000	1,773,675
Connecticut Health and Educational Facilities Authority, Revenue
(Connecticut State University System Issue) (Insured; FSA)	5.00	11/1/14	1,260,000	1,446,178
Connecticut Health and Educational Facilities
Authority, Revenue (Yale University Issue)	5.13	7/1/27	2,300,000	2,302,484
District of Columbia—.8%
District of Columbia, GO (Insured; FSA)	4.13	6/1/16	5,000,000 [f]	4,376,150
Metropolitan Washington Airports Authority, Airport System
Revenue (Insured; National Public Finance Guarantee Corp.)	5.25	10/1/12	2,470,000	2,499,838
Metropolitan Washington Airports Authority, Airport System
Revenue (Insured; National Public Finance Guarantee Corp.)	5.75	10/1/14	2,270,000	2,431,352
Metropolitan Washington Airports Authority,
Dulles Toll Road First Senior Lien Revenue
(Dulles Metrorail and Capital Improvement Projects)	5.00	10/1/39	2,000,000	2,008,560
Florida—5.1%
Florida Department of Transportation,
State Infrastructure Bank Revenue	5.00	7/1/19	4,220,000	4,656,432
Florida Department of Transportation,
State Infrastructure Bank Revenue	5.00	7/1/20	2,500,000	2,737,900
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/11	5,000,000	5,222,000
Florida Municipal Loan Council, Revenue
(Insured; National Public Finance Guarantee Corp.)	5.75	11/1/15	520,000	537,649
Hillsborough County Aviation Authority, Revenue
(Tampa International Airport) (Insured; AMBAC)	5.13	10/1/20	3,540,000	3,721,814
Hillsborough County Aviation Authority, Revenue
(Tampa International Airport) (Insured; AMBAC)	5.13	10/1/21	3,675,000	3,805,205
Hillsborough County Educational Facilities Authority,
Revenue (University of Tampa Project) (Insured; Radian)	5.75	4/1/18	2,500,000	2,523,100
JEA, Saint Johns River Power Park System, Revenue	5.00	10/1/15	2,750,000	2,865,857
Lee County, Airport Revenue (Insured; FSA)	5.88	10/1/19	3,000,000	3,052,770
Miami-Dade County, Aviation Revenue,
Miami International Airport (Hub of the Americas)	5.00	10/1/10	3,000,000	3,073,860
Miami-Dade County, Subordinate Special Obligation Bonds
(Insured; National Public Finance Guarantee Corp.)	0/5.00	10/1/22	2,000,000 [c]	1,514,380

The Funds

27

STATEMENT OF INVESTMENTS (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Florida (continued)
Orlando and Orange County Expressway Authority,
Expressway Revenue (Insured; AMBAC)	5.00	7/1/13	4,710,000	5,144,027
Orlando Utilities Commission, Utility System Revenue	0.00	10/1/16	13,400,000 [f]	11,684,130
Palm Beach County, Public Improvement Revenue	5.38	11/1/28	2,500,000	2,651,100
Sarasota County, Limited Ad Valorem Tax Bonds
(Environmentally Sensitive Lands and Parkland Program)	5.25	10/1/25	6,895,000	7,399,093
Seminole Tribe, Special Obligation Revenue	5.75	10/1/22	5,000,000 [b]	4,738,750
Seminole Tribe, Special Obligation Revenue	5.50	10/1/24	2,000,000 [b]	1,807,480
Seminole Tribe, Special Obligation Revenue	5.25	10/1/27	5,000,000 [b]	4,321,950
Georgia—3.6%
Burke County Development Authority, PCR
(Oglethorpe Power Corporation Vogtle Project)	7.00	1/1/23	6,000,000	6,884,040
Burke County Development Authority, PCR
(Oglethorpe Power Corporation Vogtle Project)
(Insured; National Public Finance Guarantee Corp.)	4.75	4/1/11	17,500,000	18,150,125
Chatham County Hospital Authority, HR Improvement
(Memorial Health University Medical Center, Inc.)	6.13	1/1/24	2,480,000	2,286,386
Chatham County Hospital Authority, HR Improvement
(Memorial Health University Medical Center, Inc.)	5.75	1/1/29	5,000,000	4,265,200
Crisp County Development Authority, EIR
(International Paper Company Project)	5.55	2/1/15	1,000,000	978,900
Fulton County Development Authority, Revenue (Spelman College)	5.00	6/1/24	2,010,000	2,093,958
Georgia, GO	5.40	11/1/10	1,000,000	1,056,120
Main Street Natural Gas Inc., Gas Project Revenue	6.38	7/15/38	1,335,000 [g]	610,776
Municipal Electric Authority of Georgia, GO
(Project One Subordinated Bonds)	5.75	1/1/20	5,000,000	5,721,500
Private Colleges and Universities Authority,
Revenue (Emory University)	5.00	9/1/18	2,000,000	2,199,360
Putnam County Development Authority,
PCR (Georgia Power Company)	5.10	6/1/23	6,120,000	6,226,304
Hawaii—.5%
Hawaii Department of Budget and Finance, Special Purpose
Revenue (Hawaiian Electric Company, Inc. and Subsidiary Projects)	6.50	7/1/39	7,000,000	7,341,180
Illinois—5.3%
Chicago, Gas Supply Revenue (The Peoples
Gas Light and Coke Company Project)	4.75	6/30/14	1,000,000	1,016,560
Chicago, GO (Insured; FSA)	5.00	1/1/14	5,000,000	5,518,850
Chicago, GO (Modern Schools Across
Chicago Program) (Insured; AMBAC)	5.00	12/1/17	1,110,000	1,213,507
Chicago, SFMR (Collateralized: FNMA and GNMA)	4.70	10/1/17	100,000	99,551
Chicago Metropolitan Water Reclamation
District, GO Capital Improvement	7.25	12/1/12	8,500,000	10,132,595

28

BNY Mellon National Intermediate Municipal Bond Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Illinois (continued)
Cook County, GO Capital Improvement (Insured; AMBAC)	5.00	11/15/25	5,000,000	5,126,200
DuPage, Cook and Will Counties Community College
District Number 502, GO (Prerefunded)	5.25	6/1/13	5,980,000 [a]	6,805,180
Illinois, GO	5.00	1/1/17	7,500,000	8,308,650
Illinois, GO	5.00	1/1/19	10,000,000	11,009,300
Illinois, GO (Fund for Infrastructure, Roads, School and Transit)	5.25	10/1/15	3,000,000	3,269,100
Illinois Finance Authority, Gas Supply Revenue (The Peoples Gas
Light and Coke Company Project) (Insured; AMBAC)	4.30	6/1/16	2,500,000	2,485,975
Illinois Health Facilities Authority, Revenue
(Loyola University Health System)	5.75	7/1/11	1,045,000	1,090,834
Illinois Housing Development Authority, MFHR
(Lifelink Developments) (Collateralized; GNMA)	4.13	10/20/16	965,000	943,365
Lake County Community Unitary School
District Number 60, GO (Insured; FSA)	5.63	12/1/11	3,150,000	3,184,744
Metropolitan Pier and Exposition Authority,
Dedicated State Tax Revenue (Insured; AMBAC)	5.38	6/1/14	5,000,000	5,014,700
Regional Transportation Authority, GO
(Insured; National Public Finance Guarantee Corp.)	7.75	6/1/10	1,620,000	1,706,654
Regional Transportation Authority, GO
(Insured; National Public Finance Guarantee Corp.)	7.75	6/1/12	1,890,000	2,200,981
Will County School District Number 161, GO
(Insured; National Public Finance Guarantee Corp.)	5.00	1/1/23	4,355,000	4,471,496
Indiana—.6%
Indiana Finance Authority, Acquisition Revenue
(National Collegiate Athletic Association Project)	5.00	5/1/15	1,000,000	1,100,570
Indiana Health Facility Financing Authority,
HR (The Methodist Hospitals, Inc.)	5.25	9/15/10	650,000	647,094
Indiana Health Facility Financing Authority,
HR (The Methodist Hospitals, Inc.)	5.25	9/15/11	750,000	741,232
Indiana Municipal Power Agency, Power Supply
System Revenue (Insured; AMBAC)	5.13	1/1/20	4,045,000	4,141,554
Indiana University Trustees, Student Fee Revenue (Indiana
University) (Insured; National Public Finance Guarantee Corp.)	5.00	8/1/11	1,425,000	1,531,519
Iowa—.2%
Muscatine, Electric Revenue (Insured; AMBAC)	5.50	1/1/11	3,000,000	3,159,000
Kansas—.4%
Wyandotte County/Kansas City Unified Government,
Utility System Revenue (Insured; AMBAC)	5.65	9/1/22	5,000,000	5,549,050
Kentucky—1.0%
Kentucky Housing Corporation, Housing Revenue	4.80	7/1/20	3,000,000	2,979,810
Kentucky Turnpike Authority, EDR
(Revitalization’s Projects) (Insured; AMBAC)	5.50	7/1/12	1,250,000	1,391,112

The Funds

29

STATEMENT OF INVESTMENTS (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Kentucky (continued)
Louisville and Jefferson County Metropolitan Sewer District,
Sewer and Drainage System Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	5/15/34	10,000,000	10,230,800
Louisiana—1.7%
Louisiana Citizens Property Insurance Corporation,
Assessment Revenue (Insured; AMBAC)	5.25	6/1/13	5,000,000	5,164,450
Louisiana Citizens Property Insurance Corporation,
Assessment Revenue (Insured; Assured Guaranty)	6.13	6/1/25	14,500,000	16,119,940
Louisiana Public Facilities Authority, Revenue
(CHRISTUS Health Obligated Group)	6.00	7/1/29	2,000,000	2,033,960
Maine—.3%
Maine Housing Authority, Mortgage Purchase Bonds	4.75	11/15/21	2,950,000	2,930,117
Maine Housing Authority, Mortgage Purchase Bonds	5.30	11/15/23	715,000	722,436
Maryland—.2%
University System of Maryland,
Auxiliary Facility and Tuition Revenue	5.00	4/1/17	2,405,000	2,606,804
Massachusetts—3.3%
Massachusetts, Consolidated Loan
(Insured; National Public Finance Guarantee Corp.)	5.50	10/1/20	3,285,000	3,951,198
Massachusetts Development Finance Agency,
Revenue (Combined Jewish Philanthropies
of Greater Boston, Inc. Project)	4.75	2/1/15	3,620,000	3,867,572
Massachusetts Health and Educational Facilities Authority,
Revenue (Harvard University Issue)	5.50	11/15/36	9,000,000	9,928,440
Massachusetts Health and Educational Facilities Authority,
Revenue (Massachusetts Institute of Technology Issue)	5.00	7/1/38	3,000,000	3,126,090
Massachusetts Health and Educational Facilities
Authority, Revenue (Simmons College Issue)	7.50	10/1/22	2,000,000	2,256,900
Massachusetts Health and Educational Facilities
Authority, Revenue (Simmons College Issue)	8.00	10/1/29	5,000,000	5,447,300
Massachusetts Health and Educational Facilities
Authority, Revenue (Simmons College Issue)	8.00	10/1/39	1,500,000	1,612,230
Massachusetts Housing Finance Agency, Housing Revenue	5.13	12/1/34	350,000	334,467
Massachusetts Municipal Wholesale Electric Company,
Power Supply Project Revenue (Nuclear Project Number 4
Issue) (Insured; National Public Finance Guarantee Corp.)	5.25	7/1/12	2,000,000	2,136,820
Massachusetts Port Authority, Revenue	5.75	7/1/10	1,325,000	1,383,221
Massachusetts School Building Authority,
Dedicated Sales Tax Revenue (Insured; AMBAC)	5.00	8/15/20	6,000,000	6,673,020
Massachusetts Water Pollution Abatement Trust (Pool Program)	5.25	8/1/17	275,000	311,861
Massachusetts Water Pollution Abatement Trust,
Water Pollution Abatement Revenue (MWRA Program)	5.75	8/1/29	5,000,000	5,058,250
Michigan—1.5%
Detroit, Water Supply System Revenue (Second Lien) (Insured; FGIC)	5.75	7/1/22	7,000,000	7,722,750

30

BNY Mellon National Intermediate Municipal Bond Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Michigan (continued)
Michigan Municipal Bond Authority,
Clean Water Revolving Fund Revenue	5.25	10/1/18	2,000,000	2,113,740
Michigan Municipal Bond Authority,
Clean Water Revolving Fund Revenue	5.00	10/1/21	5,000,000	5,255,250
Michigan Municipal Bond Authority,
Drinking Water Revolving Fund Revenue	5.50	10/1/15	1,000,000	1,167,080
Michigan Tobacco Settlement Finance Authority,
Tobacco Settlement Asset-Backed Bonds	5.13	6/1/22	5,000,000	4,445,550
Minnesota—1.6%
Minneapolis, Health Care System Revenue (Fairview Health Services)	6.63	11/15/28	12,000,000	13,246,440
Minnesota Higher Education Facilities Authority,
Revenue (Macalester College)	5.00	3/1/14	1,410,000	1,585,348
University of Minnesota Regents, Special Purpose
Revenue (State Supported Stadium Debt)	5.00	8/1/19	6,300,000	6,966,351
Mississippi—.2%
Mississippi Home Corporation, SFMR
(Collateralized: FHLMC, FNMA and GNMA)	4.38	12/1/18	2,655,000	2,600,254
Mississippi State University Educational Building Corporation,
Revenue (Insured; National Public Finance Guarantee Corp.)	5.25	8/1/16	400,000	460,032
Missouri—.5%
Curators of the University of Missouri, System Facilities Revenue	5.00	11/1/12	2,000,000	2,231,660
Missouri Environmental Improvement and
Energy Resource Authority, Water PCR
(State Revolving Fund Program—Master Trust)	5.50	7/1/14	1,250,000	1,456,838
Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue (The Washington University)	5.38	3/15/39	2,500,000	2,694,025
Missouri Housing Development Commission, SFMR (Homeownership
Loan Program) (Collateralized: FNMA and GNMA)	5.05	9/1/24	755,000	756,246
Nebraska—.4%
Nebraska Investment Finance Authority, SFHR
(Collateralized: FHLMC, FNMA and GNMA)	4.70	9/1/21	1,380,000	1,362,943
Nebraska Investment Finance Authority, SFHR
(Collateralized: FHLMC, FNMA and GNMA)	5.25	9/1/22	870,000	879,526
Omaha City, GO (City of Omaha Convention Center/Arena Project)	6.50	12/1/16	1,000,000	1,271,140
Omaha Public Power District, Electric Revenue	7.63	2/1/12	1,350,000	1,469,624
Nevada—.8%
Clark County School District, GO (Insured;
National Public Finance Guarantee Corp.)	5.00	6/15/20	10,000,000	10,826,800
New Hampshire—.3%
Nashua, Capital Improvement Bonds (Prerefunded)	5.50	7/15/12	560,000 [a]	629,401
New Hampshire, Turnpike System Revenue (Insured; FSA)	5.25	10/1/17	2,100,000	2,267,265
New Hampshire Business Finance Authority,
PCR (Central Maine Power Company)	5.38	5/1/14	1,000,000	1,042,810

The Funds

31

STATEMENT OF INVESTMENTS (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey—3.7%
Garden State Preservation Trust, Open Space and
Farmland Preservation Revenue (Insured; FSA)	5.13	11/1/16	1,000,000	1,172,660
Garden State Preservation Trust, Open Space and
Farmland Preservation Revenue (Insured; FSA)	5.80	11/1/17	2,500,000	2,974,500
Garden State Preservation Trust, Open Space and
Farmland Preservation Revenue (Insured; FSA)	5.80	11/1/18	5,000,000	5,878,600
Garden State Preservation Trust, Open Space and
Farmland Preservation Revenue (Insured; FSA)	5.80	11/1/19	5,000,000	5,868,950
Garden State Preservation Trust, Open Space and
Farmland Preservation Revenue (Insured; FSA)	5.80	11/1/23	5,000,000	5,809,800
Gloucester County Improvement Authority, Solid Waste
Resource Recovery Revenue (Waste Management, Inc. Project)	6.85	12/1/09	4,000,000	4,031,880
Gloucester County Improvement Authority, Solid Waste
Resource Recovery Revenue (Waste Management, Inc. Project)	7.00	12/1/09	1,000,000	1,007,570
New Jersey, GO	6.00	2/15/11	1,000,000	1,075,860
New Jersey Economic Development Authority, Cigarette Tax Revenue	5.38	6/15/15	4,400,000	4,389,880
New Jersey Economic Development Authority, Cigarette Tax Revenue	5.50	6/15/24	4,000,000	3,720,080
New Jersey Economic Development Authority,
School Facilities Construction Revenue	5.00	3/1/17	2,000,000	2,181,400
New Jersey Economic Development Authority,
School Facilities Construction Revenue	5.00	3/1/18	1,000,000	1,080,270
New Jersey Educational Facilities Authority, Revenue
(Rowan University Issue) (Insured; FGIC) (Prerefunded)	5.25	7/1/11	100,000 [a]	109,038
New Jersey Educational Facilities Authority, Revenue (Rowan
University Issue) (Insured; National Public Finance Guarantee Corp.)	5.25	6/30/13	900,000	962,991
New Jersey Educational Facilities Authority, Revenue
(University of Medicine and Dentistry of New Jersey Issue)	7.50	12/1/32	3,750,000	4,145,587
New Jersey Transit Corporation, COP (Federal Transit
Administration Grants) (Insured; AMBAC) (Prerefunded)	6.00	9/15/10	2,000,000 [a]	2,114,620
New Jersey Turnpike Authority, Turnpike Revenue
(Insured; National Public Finance Guarantee Corp.)	5.00	1/1/19	1,000,000	1,075,480
Tobacco Settlement Financing Corporation of New Jersey,
Tobacco Settlement Asset-Backed Bonds	4.50	6/1/23	4,125,000	3,805,354
New Mexico—.2%
New Mexico Finance Authority, Revenue
(Public Project Revolving Fund) (Insured; AMBAC)	5.25	6/1/17	1,000,000	1,110,000
New Mexico Highway Commission, Tax Revenue (Prerefunded)	6.00	6/15/10	2,000,000 [a]	2,088,680
New York—11.7%
Albany Industrial Development Agency, Civic Facility
Revenue (Saint Peter’s Hospital of the City of Albany Project)	5.75	11/15/22	1,000,000	998,070
Dutchess County Industrial Development Agency, IDR (IBM Project)	5.45	12/1/09	2,500,000	2,516,725
Greece Central School District, GO (Insured; FGIC)	6.00	6/15/11	950,000	1,038,872
Greece Central School District, GO (Insured; FGIC)	6.00	6/15/12	950,000	1,080,900
Greece Central School District, GO (Insured; FGIC)	6.00	6/15/13	950,000	1,113,723
Greece Central School District, GO (Insured; FGIC)	6.00	6/15/14	950,000	1,137,036

32

BNY Mellon National Intermediate Municipal Bond Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Greece Central School District, GO (Insured; FGIC)	6.00	6/15/15	950,000	1,162,942
Long Island Power Authority, Electric System General Revenue	5.25	12/1/12	4,000,000	4,400,840
Long Island Power Authority, Electric System General Revenue	6.00	5/1/33	7,500,000	8,280,600
Long Island Power Authority, Electric System
General Revenue (Insured; FGIC)	5.00	12/1/23	7,500,000	8,124,750
Long Island Power Authority, Electric System General
Revenue (Insured; National Public Finance Guarantee Corp.)	5.25	12/1/20	10,000,000	10,718,400
Metropolitan Transportation Authority, Commuter Facilities Revenue	5.50	7/1/11	1,000,000	1,008,930
Metropolitan Transportation Authority,
Dedicated Tax Fund Revenue (Insured; FGIC)	5.25	4/1/13	2,000,000	2,016,680
Metropolitan Transportation Authority,
State Service Contract Revenue	5.50	7/1/16	5,000,000	5,671,050
Metropolitan Transportation Authority,
State Service Contract Revenue	5.75	1/1/18	1,500,000	1,723,335
Metropolitan Transportation Authority,
Transit Facilities Revenue (Insured; FGIC)	0.00	7/1/11	1,000,000 [e]	980,800
Metropolitan Transportation Authority, Transportation Revenue	6.50	11/15/28	12,000,000	13,569,360
Monroe County, Public Improvement GO	6.00	6/1/11	115,000	116,229
New York City, GO	5.75	8/1/13	830,000	870,545
New York City, GO	5.25	9/1/23	12,000,000	13,020,480
New York City, GO (Prerefunded)	5.75	8/1/10	820,000 [a]	868,798
New York City Municipal Water Finance Authority,
Water and Sewer System Second General Resolution Revenue	5.50	6/15/40	3,500,000	3,755,745
New York City Transitional Finance Authority, Building Aid Revenue	5.25	1/15/25	10,000,000	10,615,000
New York City Transitional Finance Authority, Building Aid Revenue	5.25	1/15/27	10,000,000	10,528,700
New York City Transitional Finance Authority,
Future Tax Secured Revenue	5.38	11/15/21	1,050,000	1,108,464
New York City Transitional Finance Authority,
Future Tax Secured Revenue	5.50/14.00	11/1/26	3,000,000 [h]	3,255,210
New York City Transitional Finance Authority,
Future Tax Secured Revenue (Prerefunded)	6.13	5/15/10	175,000 [a]	183,918
New York City Transitional Finance Authority,
Future Tax Secured Subordinate Revenue	5.00	11/1/18	5,000,000	5,757,100
New York Liberty Development Corporation,
Revenue (Goldman Sachs Headquarters Issue)	5.00	10/1/15	1,000,000	1,031,840
New York Local Government Assistance Corporation, Revenue	6.00	4/1/12	2,000,000	2,123,580
New York State Dormitory Authority, Revenue
(Consolidated City University System) (Insured; FSA)	5.75	7/1/18	200,000	229,020
New York State Dormitory Authority, Third General Resolution
Revenue (State University Educational Facilities Issue)	5.25	5/15/12	3,800,000	4,106,964
New York State Mortgage Agency, Homeowner Mortgage Revenue	5.00	10/1/18	1,500,000	1,510,785
New York State Power Authority, Revenue (Prerefunded)	5.00	11/15/12	2,000,000 [a]	2,250,380
New York State Thruway Authority, Second
General Highway and Bridge Trust Fund Bonds	5.00	4/1/15	5,000,000	5,646,150

The Funds

33

STATEMENT OF INVESTMENTS (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Thruway Authority, Second
General Highway and Bridge Trust Fund Bonds	5.00	4/1/16	5,000,000	5,659,600
New York State Thruway Authority, Second
General Highway and Bridge Trust Fund Bonds	5.00	4/1/21	5,000,000	5,451,500
New York State Thruway Authority, Second General
Highway and Bridge Trust Fund Bonds (Insured; AMBAC)	5.00	4/1/25	3,000,000	3,153,960
New York State Thruway Authority, Second General
Highway and Bridge Trust Fund Bonds (Insured; FSA)	5.00	4/1/24	4,500,000	4,781,115
New York State Urban Development Corporation,
Correctional and Youth Facilities Service Contract Revenue	5.00	1/1/11	5,000,000	5,185,500
Tobacco Settlement Financing Corporation of New York, Asset-Backed
Revenue Bonds (State Contingency Contract Secured)	5.50	6/1/19	5,000,000	5,335,400
Tobacco Settlement Financing Corporation of New York,
Asset-Backed Revenue Bonds (State Contingency Contract
Secured) (Insured; National Public Finance Guarantee Corp.)	5.50	6/1/18	2,000,000	2,106,260
North Carolina—4.2%
Charlotte, GO	5.00	4/1/13	1,000,000	1,127,250
Charlotte-Mecklenburg Hospital Authority, Health Care
Revenue (Carolinas HealthCare System)	5.25	1/15/34	4,000,000	4,064,880
Concord, COP (Insured; National Public Finance Guarantee Corp.)	5.50	6/1/11	1,000,000	1,068,230
Durham County, Public Improvement GO	5.00	4/1/15	2,000,000	2,166,240
Guilford County, Public Improvement GO (Prerefunded)	5.10	10/1/10	1,500,000 [a]	1,606,605
JPMorgan Chase Putters/Drivers Trust (North Carolina Capital
Facilities Finance Agency, Revenue (Duke University Project))	14.38	10/1/16	2,750,000 [b,f]	3,173,940
North Carolina, Grant Anticipation Revenue Vehicle Bonds	5.00	3/1/19	5,000,000	5,646,600
North Carolina, Grant Anticipation Revenue Vehicle Bonds	5.00	3/1/21	5,000,000	5,562,850
North Carolina Eastern Municipal Power
Agency, Power System Revenue	5.38	1/1/16	1,500,000	1,572,750
North Carolina Eastern Municipal Power
Agency, Power System Revenue	5.00	1/1/17	8,000,000	9,144,320
North Carolina Eastern Municipal Power
Agency, Power System Revenue	5.25	1/1/20	5,000,000	5,208,500
North Carolina Eastern Municipal Power Agency, Power System
Revenue (Insured; National Public Finance Guarantee Corp.)	6.00	1/1/25	4,075,000	4,493,625
North Carolina Municipal Power Agency Number 1,
Catawba Electric Revenue	5.50	1/1/13	4,055,000	4,432,358
Raleigh Durham Airport Authority, Revenue
(Insured; National Public Finance Guarantee Corp.)	5.25	11/1/13	2,465,000	2,568,629
University of North Carolina, System Pool Revenue
(Pool General Trust Indenture of the Board of
Governors of The University of North Carolina)	5.50	10/1/34	5,000,000	5,088,800
Wake County Industrial Facilities and Pollution Control Financing
Authority, PCR (Carolina Power and Light Company Project)	5.38	2/1/17	1,000,000	1,039,490
Ohio—2.4%
Akron, Sanitary Sewer System Special Revenue (Insured; AMBAC)	6.00	12/1/14	500,000	509,480

34

BNY Mellon National Intermediate Municipal Bond Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Ohio (continued)
American Municipal Power—Ohio, Inc., Electricity
Purpose Revenue (Prepayment Issue)	5.00	2/1/10	5,000,000	5,067,900
Buckeye Tobacco Settlement Financing Authority,
Tobacco Settlement Asset-Backed Bonds	5.13	6/1/24	10,750,000	9,680,912
Cuyahoga County, Revenue (Cleveland Clinic
Health System Obligated Group)	6.00	1/1/15	2,265,000	2,503,165
Cuyahoga County, Revenue (Cleveland Clinic
Health System Obligated Group)	6.00	1/1/17	3,900,000	4,346,706
Cuyahoga County, Revenue (Cleveland Clinic
Health System Obligated Group)	5.75	1/1/24	4,000,000	4,244,800
Montgomery County, Revenue (Catholic Health Initiatives)	6.00	10/1/23	3,055,000	3,367,099
Ohio, Revitalization Project Revenue (Insured; AMBAC)	5.00	10/1/11	1,300,000	1,394,302
Ohio Housing Finance Agency, MFHR (Uptown Towers
Apartments Project) (Collateralized; GNMA)	4.75	10/20/15	1,000,000	1,024,970
Toledo-Lucas County Port Authority,
Port Facilities Revenue (Cargill, Inc. Project)	4.50	12/1/15	900,000	941,850
Oklahoma—.0%
Oklahoma Housing Finance Agency, SFMR (Collateralized; FNMA)	6.80	9/1/16	10,000	10,312
Oregon—.4%
Eagle Point School District Number 9, GO (Prerefunded)	5.63	6/15/11	1,500,000 [a]	1,629,510
Jackson County School District Number 6, GO
(Central Point) (Insured; FGIC) (Prerefunded)	5.75	6/15/10	2,265,000 [a]	2,361,534
Portland, Convention Center Urban Renewal and
Redevelopment Bonds (Insured; AMBAC)	5.75	6/15/18	1,150,000	1,189,710
Pennsylvania—1.1%
Allegheny County Hospital Development Authority,
Revenue (University of Pittsburgh Medical Center)	5.25	6/15/15	1,620,000	1,793,243
Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue	5.00	6/1/18	5,000,000	5,432,700
Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue	5.25	6/1/24	3,500,000	3,654,490
Philadelphia School District, GO (Insured; AMBAC)	5.00	4/1/17	2,165,000	2,329,475
Swarthmore Borough Authority, Revenue (Swarthmore College)	5.00	9/15/11	1,000,000	1,079,980
Swarthmore Borough Authority, Revenue (Swarthmore College)	5.00	9/15/12	1,400,000	1,549,912
Rhode Island—.1%
Rhode Island Health and Educational Building Corporation,
Higher Educational Facility Revenue (Providence
College Issue) (Insured; XLCA)	4.50	11/1/17	795,000	812,403
Rhode Island Health and Educational Building Corporation,
Higher Educational Facility Revenue (Providence
College Issue) (Insured; XLCA)	5.00	11/1/22	250,000	254,573
South Carolina—1.9%
Greenville County School District, Installment Purchase
Revenue (Building Equity Sooner for Tomorrow)	5.25	12/1/10	10,000,000	10,479,000
Greenville County School District, Installment Purchase
Revenue (Building Equity Sooner for Tomorrow)	5.50	12/1/18	3,000,000	3,416,790

The Funds

35

STATEMENT OF INVESTMENTS (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

South Carolina (continued)
Greenville County School District, Installment Purchase
Revenue (Building Equity Sooner for Tomorrow)	5.00	12/1/24	1,000,000	1,020,630
Greenville County School District, Installment Purchase
Revenue (Building Equity Sooner for Tomorrow) (Prerefunded)	5.88	12/1/12	3,000,000 [a]	3,471,900
Horry County School District, GO (Insured;
South Carolina State Department of Education)	5.38	3/1/17	5,030,000	5,459,310
Newberry Investing in Children’s Education, Installment
Purchase Revenue (School District of Newberry
County, South Carolina Project)	5.25	12/1/20	1,000,000	1,005,730
South Carolina Jobs and Economic Development Authority,
Hospital Facilities Revenue (Georgetown Memorial
Hospital) (Insured; Radian)	5.25	2/1/21	1,250,000	1,212,375
Texas—7.2%
Austin, Public Improvement Bonds (Prerefunded)	5.00	9/1/12	3,000,000 [a]	3,342,930
Cities of Dallas and Fort Worth, Dallas/Fort Worth
International Airport, Joint Revenue Bonds (Insured; XLCA)	5.00	11/1/14	5,000,000	5,007,300
Cities of Dallas and Fort Worth, Dallas/Fort Worth International
Airport, Joint Revenue Improvement Bonds (Insured;
National Public Finance Guarantee Corp.)	5.50	11/1/31	1,000,000	999,920
Cypress-Fairbanks Independent School District, Unlimited Tax
Schoolhouse Bonds (Permanent School Fund Guarantee Program)	4.50	2/15/23	5,000,000	5,253,850
Dallas, GO	5.00	2/15/27	2,500,000	2,694,550
Forney Independent School District, Unlimited Tax School
Building Bonds (Permanent School Fund Guarantee Program)	5.75	8/15/33	1,000,000	1,101,350
Harris County Health Facilities Development Corporation,
HR (Memorial Hermann Healthcare System)	7.00	12/1/27	5,000,000	5,537,500
Houston, Airport System Senior Lien Revenue	5.50	7/1/39	6,000,000	6,164,220
Houston, Combined Utility System First Lien
Revenue (Insured; AMBAC)	5.00	5/15/11	11,000,000	11,513,040
Houston, Public Improvement GO	5.00	3/1/18	10,000,000 [d]	11,379,000
Katy Independent School District, Unlimited Tax Refunding
Bonds (Permanent School Fund Guarantee Program)	0.00	2/15/16	1,505,000 [e]	1,238,961
Klein Independent School District, Unlimited Tax Schoolhouse
Bonds (Permanent School Fund Guarantee Program)	5.00	8/1/19	1,575,000	1,656,994
Lower Colorado River Authority, Junior Lien Revenue
(Seventh Supplemental Series) (Insured; FSA)	5.00	1/1/15	1,135,000	1,296,215
Lower Colorado River Authority, Transmission Contract
Revenue (LCRA Transmission Services Corporation Project)
(Insured; National Public Finance Guarantee Corp.)	5.00	5/15/20	2,500,000	2,529,150
Lower Colorado River Authority, Transmission Contract Revenue
(LCRA Transmission Services Corporation Project)
(Insured; National Public Finance Guarantee Corp.)	5.00	5/15/21	2,500,000	2,523,150
Plano Independent School District, Unlimited Tax School Building
Bonds (Permanent School Fund Guarantee Program) (Prerefunded)	5.00	2/15/12	3,000,000 [a]	3,287,280
Royse City Independent School District, Unlimited Tax School
Building Bonds (Permanent School Fund Guarantee Program)	0.00	8/15/14	3,260,000 [e]	2,884,481

36

BNY Mellon National Intermediate Municipal Bond Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Texas (continued)
San Antonio, Electric and Gas Systems Revenue	5.00	2/1/17	5,000,000	5,678,200
San Antonio, Electric and Gas Systems Revenue	5.00	2/1/25	10,000,000	10,560,100
Socorro Independent School District, Unlimited Tax School
Building Bonds (Permanent School Fund Guarantee Program)	5.38	8/15/19	90,000	93,764
Socorro Independent School District, Unlimited Tax
School Building Bonds (Permanent School Fund
Guarantee Program) (Prerefunded)	5.38	8/15/11	1,560,000 [a]	1,698,559
Southwest Higher Educational Authority Inc., Higher
Educational Revenue (Southern Methodist University
Project) (Insured; AMBAC) (Prerefunded)	5.50	10/1/12	1,000,000 [a]	1,131,880
Texas A&M University System Board of Regents,
Financing System Revenue	5.38	5/15/15	810,000	865,963
Texas Department of Housing and Community Affairs, SFMR
(Collateralized: FNMA and GNMA and Insured;
National Public Finance Guarantee Corp.)	5.45	9/1/23	1,825,000	1,844,929
Texas Municipal Power Agency, Revenue (Insured;
National Public Finance Guarantee Corp.)	4.40	9/1/11	2,750,000	2,757,343
Texas Tech University System Board of Regents,
Finance System and Improvement Revenue (Insured; AMBAC)	5.00	2/15/12	2,000,000	2,173,840
Texas Water Development Board, State Revolving
Fund Subordinate Lien Revenue	5.00	7/15/24	4,500,000	4,876,650
Vermont—.4%
Burlington, Electric Revenue (Insured;
National Public Finance Guarantee Corp.)	6.25	7/1/11	2,000,000	2,157,360
Burlington, Electric Revenue (Insured;
National Public Finance Guarantee Corp.)	6.25	7/1/12	2,500,000	2,771,100
Vermont Housing Finance Agency, SFHR (Insured; FSA)	4.85	5/1/11	685,000	688,254
Virginia—.3%
Chesterfield County Industrial Development Authority,
PCR (Virginia Electric and Power Company Project)	5.88	6/1/17	2,500,000	2,588,000
Newport News Industrial Development Authority, IDR
(Virginia Advanced Shipbuilding and
Carrier Integration Center)	5.50	9/1/10	1,000,000	1,049,140
Washington—1.3%
Energy Northwest, Electric Revenue
(Project Number 1) (Insured; FSA)	5.50	7/1/13	1,000,000	1,108,910
FYI Properties, LR (State of Washington
Department of Information Services Project)	5.25	6/1/29	5,625,000	5,714,662
FYI Properties, LR (State of Washington
Department of Information Services Project)	5.50	6/1/39	5,000,000	5,049,150
Seattle, Municipal Light and Power Revenue	5.50	12/1/10	1,000,000	1,059,310
Washington, GO (Various Purpose) (Insured; AMBAC)	5.00	1/1/17	5,000,000	5,753,100
West Virginia—.6%
Monongalia County Building Commission, HR
(Monongalia General Hospital)	5.25	7/1/20	3,850,000	3,960,649
The Funds

37

STATEMENT OF INVESTMENTS (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

West Virginia (continued)
West Virginia Economic Development Authority, PCR
(Appalachian Power Company—Amos Project)	4.85	9/4/13	1,000,000	1,033,060
West Virginia Economic Development Authority, PCR
(Appalachian Power Company—Amos Project)	4.85	9/4/13	2,600,000	2,685,956
Wisconsin—3.7%
Wisconsin, General Fund Annual Appropriation Bonds	6.00	5/1/36	9,500,000	10,559,155
Wisconsin, GO	4.50	5/1/20	20,000,000 [d]	21,828,200
Wisconsin, GO	5.00	5/1/20	5,800,000	6,501,916
Wisconsin, Transportation Revenue (Insured;
National Public Finance Guarantee Corp.)	5.00	7/1/18	11,825,000	12,909,471
U.S. Related—4.9%
Puerto Rico Commonwealth, Public Improvement GO	5.00	7/1/12	2,000,000	2,036,860
Puerto Rico Commonwealth, Public Improvement GO
(Insured; National Public Finance Guarantee Corp.)	6.25	7/1/11	950,000	1,002,725
Puerto Rico Commonwealth, Public Improvement GO
(Insured; National Public Finance Guarantee Corp.)	6.25	7/1/13	1,380,000	1,485,432
Puerto Rico Commonwealth, Public Improvement GO
(Insured; National Public Finance Guarantee Corp.)	5.50	7/1/20	5,000,000	5,052,450
Puerto Rico Electric Power Authority, Power Revenue
(Insured; National Public Finance Guarantee Corp.)	5.25	7/1/15	2,000,000	2,124,000
Puerto Rico Electric Power Authority, Power Revenue
(Insured; National Public Finance Guarantee Corp.)	5.00	7/1/17	3,940,000	4,052,054
Puerto Rico Government Development Bank, Senior Notes	5.00	12/1/12	10,000,000	10,233,300
Puerto Rico Government Development Bank, Senior Notes	5.00	12/1/13	4,000,000	4,090,120
Puerto Rico Highways and Transportation Authority,
Transportation Revenue (Insured; National Public
Finance Guarantee Corp.) (Prerefunded)	5.88	7/1/10	1,405,000 [a]	1,481,516
Puerto Rico Highways and Transportation Authority,
Transportation Revenue (Insured; National Public
Finance Guarantee Corp.) (Prerefunded)	5.88	7/1/10	2,595,000 [a]	2,734,741
Puerto Rico Housing Finance Authority, Capital Fund Program
Revenue (Puerto Rico Public Housing Administration Projects)	5.00	12/1/11	580,000	627,896
Puerto Rico Housing Finance Authority, Capital Fund Program
Revenue (Puerto Rico Public Housing Administration Projects)	5.00	12/1/11	420,000	446,935
Puerto Rico Public Buildings Authority, Government Facility Revenue	5.50	7/1/14	1,000,000	1,037,660
Puerto Rico Public Buildings Authority, Government Facility Revenue	5.50	7/1/15	995,000	1,032,054
Puerto Rico Public Buildings Authority, Government Facility Revenue	5.50	7/1/15	5,000	5,954
Puerto Rico Public Buildings Authority, Government Facility Revenue	5.50	7/1/16	5,000	6,012
Puerto Rico Public Buildings Authority, Government Facility Revenue	5.50	7/1/16	1,995,000	2,054,910
Puerto Rico Public Buildings Authority, Government Facility Revenue	5.75	7/1/17	1,940,000	2,024,894
Puerto Rico Public Buildings Authority, Government Facility Revenue	5.75	7/1/17	5,000	6,125
Puerto Rico Public Buildings Authority, Government
Facility Revenue (Insured; AMBAC)	6.25	7/1/10	750,000	771,923

38

BNY Mellon National Intermediate Municipal Bond Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related (continued)
Puerto Rico Sales Tax Financing Corporation,
Sales Tax Revenue (First Subordinate Series)	0/6.75	8/1/32	6,000,000 [c]	4,200,000
Puerto Rico Sales Tax Financing Corporation,
Sales Tax Revenue (First Subordinate Series)	0.00	8/1/34	3,000,000 [e]	575,160
Puerto Rico Sales Tax Financing Corporation,
Sales Tax Revenue (First Subordinate Series)	6.00	8/1/42	20,000,000	20,895,400
Total Long-Term Municipal Investments
(cost $1,325,401,785)				1,368,709,377

Short-Term Municipal Investments—3.2%

California—.3%
Irvine Reassessment District Number 85-7, Limited
Obligation Improvement Bonds (Insured; FSA and
Liquidity Facility; Dexia Credit Locale)	0.35	9/1/09	4,650,000 [i]	4,650,000
Colorado—.3%
Colorado Educational and Cultural Facilities Authority, Revenue
(National Jewish Federation Bond Program) (LOC; Bank of America)	0.18	9/1/09	300,000 [i]	300,000
Colorado Educational and Cultural Facilities Authority, Revenue
(National Jewish Federation Bond Program) (LOC; Bank of America)	0.18	9/1/09	415,000 [i]	415,000
Colorado Educational and Cultural Facilities Authority, Revenue
(National Jewish Federation Bond Program) (LOC; Bank of America)	0.18	9/1/09	500,000 [i]	500,000
Colorado Educational and Cultural Facilities Authority, Revenue
(National Jewish Federation Bond Program) (LOC; Bank of America)	0.18	9/1/09	1,000,000 [i]	1,000,000
Colorado Educational and Cultural Facilities Authority,
Revenue (National Jewish Federation Bond
Program) (LOC; JPMorgan Chase Bank)	0.18	9/1/09	700,000 [i]	700,000
Colorado Educational and Cultural Facilities Authority,
Revenue (National Jewish Federation Bond
Program) (LOC; Northern Trust Company)	0.18	9/1/09	1,150,000 [i]	1,150,000
Florida—.5%
Florida Municipal Power Agency, Revenue, Refunding
(All-Requirements Power Supply Project) (LOC; Bank of America)	0.14	9/1/09	6,600,000 [i]	6,600,000
Idaho—.4%
Power County, PCR (FMC Corporation
Project) (LOC; Wachovia Bank)	0.20	9/1/09	5,100,000 [i]	5,100,000
Illinois—.2%
Illinois Finance Authority, Revenue (Elmhurst Memorial
Healthcare) (LOC; JPMorgan Chase Bank)	0.18	9/1/09	2,100,000 [i]	2,100,000
Massachusetts—.8%
Massachusetts, Consolidated Loan
(Liquidity Facility; Dexia Credit Locale)	0.17	9/1/09	9,600,000 [i]	9,600,000
Massachusetts Health and Educational Facilities Authority,
Revenue (Capital Asset Program Issue) (LOC; Bank of America)	0.14	9/1/09	1,900,000 [i]	1,900,000

The Funds

39

STATEMENT OF INVESTMENTS (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Michigan—.1%
Michigan Higher Education Facilities Authority, LOR
and Revenue Refunding (University of Detroit
Mercy Project) (LOC; JPMorgan Chase Bank)	0.18	9/1/09	1,500,000 [i]	1,500,000
New York—.1%
New York City, GO Notes (LOC; Dexia Credit Locale)	0.16	9/1/09	1,750,000 [i]	1,750,000
Oregon—.2%
Medford Hospital Facilities Authority, Revenue
(Cascade Manor Project) (LOC; KBC Bank)	0.18	9/1/09	2,275,000 [i]	2,275,000
Pennsylvania—.0%
Lehigh County General Purpose Authority, HR
(Lehigh Valley Health Network) (LOC; Bank of America)	0.14	9/1/09	400,000 [i]	400,000
South Carolina—.0%
Charleston County, HR (CareAlliance Health
Services) (LOC; Bank of America)	0.19	9/1/09	400,000 [i]	400,000
Vermont—.1%
Vermont Educational and Health Buildings Financing
Agency, HR (Rutland Regional Medical Center Project)
(Insured; Radian Group and Liquidity Facility; TD Bank)	0.20	9/1/09	1,580,000 [i]	1,580,000
Vermont Educational and Health Buildings Financing Agency,
Revenue (North Country Hospital Project) (LOC; TD Bank)	0.20	9/1/09	100,000 [i]	100,000
Virginia—.2%
Norfolk Redevelopment and Housing Authority, Revenue, Refunding
(Old Dominion University Real Estate Foundation Housing, LLC
University Village Student Housing Project) (LOC; Bank of America)	0.14	9/1/09	2,200,000 [i]	2,200,000
Washington—.0%
Washington Economic Development Finance Authority, EDR
(Pioneer Human Services Project) (LOC; U.S. Bank NA)	0.28	9/1/09	500,000 [i]	500,000
Total Short-Term Municipal Investments
(cost $44,720,000)				44,720,000

Total Investments (cost $1,370,121,785)			101.4%	1,413,429,377
Liabilities, Less Cash and Receivables			(1.4%)	(19,935,428)
Net Assets			100.0%	1,393,493,949

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At August 31, 2009, these securities amounted to $15,478,838 or 1.1% of net assets.

c	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

[d]	Purchased on a delayed delivery basis.

e	Security issued with a zero coupon. Income is recognized through the accretion of discount.

f	Variable rate security—interest rate subject to periodic change.

g	Non-income producing—security in default.

[h]	Subject to interest rate change on November 1, 2011.

i	Variable rate demand note—rate shown is the interest rate in effect at August 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

40

Summary of Abbreviations

ABAG		Association of Bay Area Governments		ACA	American Capital Access
AGC		ACE Guaranty Corporation		AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation			ARRN	Adjustable Rate Receipt Notes
BAN		Bond Anticipation Notes		BIGI	Bond Investors Guaranty Insurance
BPA		Bond Purchase Agreement		CGIC	Capital Guaranty Insurance Company
CIC		Continental Insurance Company		CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation			COP	Certificate of Participation
CP		Commercial Paper		EDR	Economic Development Revenue
EIR		Environmental Improvement Revenue		FGIC	Financial Guaranty Insurance Company
FHA		Federal Housing Administration		FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation			FNMA	Federal National Mortgage Association
FSA		Financial Security Assurance		GAN	Grant Anticipation Notes
GIC		Guaranteed Investment Contract		GNMA	Government National Mortgage Association
GO		General Obligation		HR	Hospital Revenue
IDB		Industrial Development Board		IDC	Industrial Development Corporation
IDR		Industrial Development Revenue		LOC	Letter of Credit
LOR		Limited Obligation Revenue		LR	Lease Revenue
MFHR		Multi-Family Housing Revenue		MFMR	Multi-Family Mortgage Revenue
PCR		Pollution Control Revenue		PILOT	Payment in Lieu of Taxes
RAC		Revenue Anticipation Certificates		RAN	Revenue Anticipation Notes
RAW		Revenue Anticipation Warrants		RRR	Resources Recovery Revenue
SAAN		State Aid Anticipation Notes		SBPA	Standby Bond Purchase Agreement
SFHR		Single Family Housing Revenue		SFMR	Single Family Mortgage Revenue
SONYMA		State of New York Mortgage Agency		SWDR	Solid Waste Disposal Revenue
TAN		Tax Anticipation Notes		TAW	Tax Anticipation Warrants
TRAN		Tax and Revenue Anticipation Notes		XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

AAA		Aaa		AAA	32.9
AA		Aa		AA	34.3
A		A		A	18.6
BBB		Baa		BBB	11.4
F1		MIG1/P1		SP1/A1	2.3
Not Rated[j]		Not Rated[j]		Not Rated[j]	.5
100.0

  Based on total investments.
  Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Funds

41

STATEMENT OF FINANCIAL FUTURES August 31, 2009

		Market Value		Unrealized
BNY Mellon National		Covered by		(Depreciation)
Intermediate Municipal Bond Fund	Contracts	Contracts ($)	Expiration	at 8/31/2009 ($)

Financial Futures Short
U.S. Treasury Long Bond	296	(35,446,000)	December 2009	(191,938)

See notes to financial statements.

STATEMENT OF INVESTMENTS
August 31, 2009

BNY Mellon National Short-Term Municipal Bond Fund

Long-Term Municipal	Coupon	Maturity	Principal
Investments—88.3%	Rate (%)	Date	Amount ($)	Value ($)

Alabama—.9%
Alabama Public School and College Authority,
Capital Improvement Bonds	5.63	7/1/13	1,000,000	1,018,620
Jefferson County, Limited Obligation School Warrants (Insured; FSA)	5.50	2/15/16	1,370,000	1,241,371
Jefferson County, Sewer Revenue Warrants (Insured; FSA)	5.25	2/1/13	3,000,000	2,733,330
Arizona—3.3%
Arizona Transportation Board, Transportation Excise
Tax Revenue (Maricopa County Regional Area Road Fund)	4.50	7/1/10	1,575,000	1,628,251
Chandler Industrial Development
Authority, IDR (Intel Corporation Project)	4.38	12/1/10	5,200,000	5,325,424
Mesa, Utility Systems Revenue (National Public
Finance Guarantee Corp.) (Prerefunded)	5.00	7/1/14	3,600,000 [a]	4,133,592
Pima County, GO (Insured; FSA)	4.00	7/1/13	1,000,000	1,012,000
University of Arizona Board of Regents, System Revenue	6.20	6/1/16	5,000,000	5,798,850
California—5.6%
California, Economic Recovery Bonds	5.00	7/1/10	4,500,000	4,638,240
California, Economic Recovery Bonds	5.00	1/1/11	1,775,000	1,854,502
California, GO (Various Purpose)	5.00	9/1/12	3,220,000	3,496,984
California Department of Water Resources, Power Supply Revenue	5.50	5/1/11	2,000,000	2,133,540
California Health Facilities Financing Authority,
Health Facility Revenue (Catholic Healthcare West)	5.00	7/2/12	1,500,000	1,573,410
California Infrastructure and Economic Development
Bank, Revenue (The J. Paul Getty Trust)	3.90	12/1/11	2,000,000	2,108,420
California Infrastructure and Economic Development
Bank, Revenue (The J. Paul Getty Trust)	2.25	4/2/12	2,500,000	2,550,500
California Statewide Communities Development
Authority, MFHR (Clara Park /Cypress Sunrise /
Wysong Plaza Apartments) (Collateralized; GNMA)	4.55	1/20/16	1,335,000	1,399,587
Golden State Tobacco Securitization Corporation,
Tobacco Settlement Asset-Backed Bonds	5.00	6/1/11	1,005,000	1,014,286
Los Angeles Unified School District, GO (Insured; AMBAC)	5.00	7/1/10	1,000,000	1,033,780
Mount San Antonio Community College District, GO
(Insured; National Public Finance Guarantee Corp.)	5.00	8/1/15	2,000,000	2,154,500
Newport Beach, Revenue (Hoag Memorial Hospital Presbyterian)	4.00	2/8/11	2,500,000	2,561,375
Sacramento County Sanitation Districts Financing
Authority, Revenue (Sacramento Regional County
Sanitation District) (Insured; AMBAC) (Prerefunded)	5.00	12/1/14	1,000,000 [a]	1,161,120
San Bernardino County Transportation
Authority, Sales Tax Revenue Notes	5.00	5/1/12	1,500,000	1,616,940
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company Project)	4.00	1/1/13	1,000,000	1,047,660
Colorado—1.3%
Black Hawk, Device Tax Revenue	5.00	12/1/11	600,000	596,592
Colorado Health Facilities Authority, Health Facilities Revenue
(The Evangelical Lutheran Good Samaritan Society Project)	5.00	6/1/10	1,000,000	1,016,730

The Funds

43

STATEMENT OF INVESTMENTS (continued)

BNY Mellon National Short-Term Municipal Bond Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Colorado (continued)
Denver City and County, Airport System Revenue
(Insured; National Public Finance Guarantee Corp.)	5.50	11/15/15	5,000,000	5,162,500
Connecticut—.5%
Connecticut Health and Educational Facilities Authority,
Revenue (Ascension Health Credit Group)	3.50	2/1/12	1,500,000	1,530,555
Connecticut Health and Educational Facilities Authority,
Revenue (Quinnipiac University Issue) (Insured;
National Public Finance Guarantee Corp.)	5.00	7/1/12	1,190,000	1,290,745
Delaware—.3%
University of Delaware, Revenue	2.00	6/1/11	1,675,000	1,687,948
Florida—5.7%
Clearwater, Water and Sewer Revenue	5.00	12/1/10	1,000,000	1,042,900
Clearwater, Water and Sewer Revenue	5.00	12/1/11	1,000,000	1,070,960
Florida Department of Environmental Protection, Florida Forever
Revenue (Insured; National Public Finance Guarantee Corp.)	5.25	7/1/16	3,250,000	3,460,015
Florida Department of Environmental Protection,
Preservation 2000 Revenue (Insured; FSA)	5.25	7/1/13	5,000,000	5,016,500
Florida Department of Management Services,
Florida Facilities Pool Revenue (Insured; FSA)	5.25	9/1/13	1,825,000	2,025,640
Florida Hurricane Catastrophe Fund Finance Corporation, Revenue	5.00	7/1/10	3,000,000	3,091,920
Florida Rural Utility Financing Commission,
Revenue Notes (Public Projects Construction)	4.00	2/1/11	1,250,000	1,255,975
Florida State Board of Education, Public Education Capital Outlay
Bonds (Insured; National Public Finance Guarantee Corp.)	5.25	6/1/13	3,000,000	3,373,380
Miami-Dade County Health Facilities Authority, HR
(Miami Children’s Hospital Project) (Insured; AMBAC)	5.50	8/15/11	2,450,000	2,671,015
Miami-Dade County School Board, COP (Master Lease
Purchase Agreement) (Insured; National Public
Finance Guarantee Corp.) (Prerefunded)	5.00	5/1/11	1,885,000 [a]	2,035,027
Orlando-Orange County Expressway Authority,
Revenue (Insured; AMBAC)	5.00	7/1/12	2,000,000	2,154,960
Palm Beach County School Board, COP (Master Lease
Purchase Agreement) (Insured; AMBAC)	5.25	8/1/11	1,000,000	1,058,910
Palm Beach County School Board, COP (Master Lease
Purchase Agreement) (Insured; FGIC)	5.00	8/1/11	2,200,000	2,266,374
Georgia—4.6%
Burke County Development Authority, PCR
(Oglethorpe Power Corporation Vogtle Project)	6.50	4/1/11	2,000,000	2,084,960
Forsyth County, GO	5.00	3/1/12	2,000,000	2,194,800
Georgia, GO	4.50	12/1/12	3,125,000	3,458,813
Georgia, GO	4.00	7/1/13	5,000,000	5,485,450
Georgia, GO	4.00	1/1/15	2,000,000	2,204,540
Georgia, GO (Prerefunded)	5.00	8/1/12	5,000,000 [a]	5,555,900
Gwinnett County School District, GO	5.00	2/1/11	1,000,000	1,060,990
Henry County, GO	5.00	7/1/11	2,500,000	2,688,775

BNY Mellon National Short-Term Municipal Bond Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Hawaii—2.7%
Hawaii, GO (Insured; FSA) (Prerefunded)	5.25	7/1/12	10,850,000 [a]	12,094,495
Hawaii, GO (Insured; National Public Finance Guarantee Corp.)	5.50	8/1/11	1,000,000	1,087,010
Hawaii, GO (Insured; National Public Finance Guarantee Corp.)	5.00	10/1/12	1,000,000	1,112,590
Idaho—.5%
University of Idaho Regents, General Revenue (Insured; FSA)	4.38	4/1/11	2,500,000	2,551,925
Illinois—3.9%
Chicago, Senior Lien Water Revenue
(Insured; AMBAC) (Prerefunded)	5.50	11/1/11	1,750,000 [a]	1,921,570
Chicago, Senior Lien Water Revenue
(Insured; AMBAC) (Prerefunded)	5.50	11/1/11	1,000,000 [a]	1,098,040
Chicago O’Hare International Airport, Second Lien
Passenger Facility Charge Revenue (Insured; AMBAC)	5.50	1/1/14	1,000,000	1,044,020
Illinois, GO	5.00	1/1/12	1,000,000	1,075,630
Illinois, GO (Fund for Infrastructure, Roads,
Schools and Transit) (Insured; FSA)	5.25	10/1/11	2,000,000	2,161,840
Illinois, GO (Fund for Infrastructure, Roads, Schools and
Transit) (Insured; National Public Finance Guarantee Corp.)	6.00	1/1/17	5,575,000	5,655,113
Illinois, Sales Tax Revenue (Fund for
Infrastructure, Roads, Schools and Transit)	5.50	6/15/13	1,100,000	1,177,913
Illinois Finance Authority, Revenue (Northwestern Memorial Hospital)	5.00	8/15/11	1,000,000	1,061,810
Metropolitan Pier and Exposition Authority,
Dedicated State Tax Revenue (Insured; AMBAC)	5.38	6/1/14	2,500,000	2,507,350
Metropolitan Pier and Exposition Authority, Revenue
(McCormick Place Expansion Project) (Insured;
National Public Finance Guarantee Corp.)	5.75	12/15/14	3,360,000	3,432,610
Indiana—2.2%
Indiana Health and Educational Facility Financing
Authority, HR (Clarian Health Obligated Group)	5.00	2/15/11	1,000,000	1,025,960
Indiana Health Facility Financing Authority, HR
(The Methodist Hospitals, Inc.)	5.25	9/15/09	2,415,000	2,414,759
Purdue University Trustees, Purdue University
Student Facilities System Revenue	5.25	7/1/12	2,000,000	2,222,580
Whiting, Environmental Facilities Revenue
(BP Products North America, Inc.)	2.80	6/2/14	6,000,000	6,057,720
Iowa—.5%
Iowa Higher Education Loan Authority, Private College
Facility Revenue (Grimmell College Project)	2.10	12/1/11	2,500,000	2,543,800
Kentucky—.8%
Kentucky Economic Development Finance Authority,
Health System Revenue (Norton Healthcare, Inc.)	6.25	10/1/12	665,000	689,605
Kentucky Economic Development Finance
Authority, Health System Revenue
(Norton Healthcare, Inc.) (Prerefunded)	6.25	10/1/10	335,000 [a]	357,800
Kentucky Property and Buildings Commission,
Revenue (Project Number 69) (Insured; FSA)	5.25	8/1/14	1,450,000	1,545,483

The Funds

45

STATEMENT OF INVESTMENTS (continued)

BNY Mellon National Short-Term Municipal Bond Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Kentucky (continued)
Kentucky Property and Buildings Commission, Revenue
(Project Number 72) (Insured; National Public
Finance Guarantee Corp.) (Prerefunded)	5.38	10/1/11	1,550,000 [a]	1,691,314
Louisiana—.3%
Louisiana Public Facilities Authority, Revenue
(Department of Public Safety Project) (Insured; FSA)	5.00	8/1/10	1,765,000	1,829,122
Maryland—.4%
Maryland, GO (State and Local Facilities
Loan—Capital Improvement Bonds)	5.00	8/1/12	1,195,000	1,329,533
Maryland Health and Higher Educational Facilities
Authority, Revenue (The Johns Hopkins Health
System Obligated Group Issue)	5.00	11/15/11	1,000,000	1,057,550
Massachusetts—3.5%
Massachusetts, Consolidated Loan (Insured; FGIC) (Prerefunded)	5.25	11/1/12	2,000,000 [a]	2,217,620
Massachusetts, Consolidated Loan (Insured; FSA)	5.50	11/1/12	2,000,000	2,261,460
Massachusetts, Federal Highway, GAN (Insured; FSA)	5.75	6/15/12	2,000,000	2,117,160
Massachusetts Development Finance Agency, RRR
(Waste Management, Inc. Project)	6.90	12/1/09	1,000,000	1,007,320
Massachusetts Health and Educational Facilities Authority,
Revenue (Dana-Farber Cancer Institute Issue)	4.00	12/1/11	1,725,000	1,798,278
Massachusetts Health and Educational Facilities Authority,
Revenue (Milford Regional Medical Center Issue)	5.00	7/15/10	200,000	201,244
Massachusetts Health and Educational Facilities Authority,
Revenue (Northeastern University Issue)	5.00	10/1/10	2,500,000	2,581,025
Massachusetts Health and Educational Facilities Authority,
Revenue (Northeastern University Issue)	4.13	2/16/12	1,000,000	1,023,240
Massachusetts Health and Educational Facilities Authority,
Revenue (Northeastern University Issue)	4.10	4/19/12	1,000,000	1,012,470
Massachusetts Health and Educational Facilities Authority,
Revenue (Simmons College Issue)	6.13	10/1/14	1,000,000	1,080,130
Massachusetts Housing Finance Agency, Housing Revenue	4.20	12/1/10	470,000	484,758
Massachusetts Water Pollution Abatement Trust
(Pool Program) (Prerefunded)	5.00	8/1/12	3,000,000 [a]	3,289,050
Michigan—.8%
Michigan, State Trunk Line Fund Revenue
(Insured; FSA) (Prerefunded)	5.50	11/1/11	4,145,000 [a]	4,519,501
Minnesota—.4%
Northern Municipal Power Agency, Electric System
Revenue (Insured; Assured Guarranty)	5.00	1/1/12	2,000,000	2,143,640
Mississippi—.8%
Mississippi, GO	4.00	11/1/11	1,000,000	1,065,090
Mississippi Business Finance Corporation, SWDR
(Waste Management, Inc. Project)	4.40	3/1/11	2,000,000	1,993,560

BNY Mellon National Short-Term Municipal Bond Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Mississippi (continued)
Mississippi Hospital Equipment and Facilities Authority,
Hospital Refunding and Improvement Revenue
(South Central Regional Medical Center)	5.00	12/1/09	1,085,000	1,084,403
Missouri—.8%
Bi-State Development Agency of the Missouri-Illinois Metropolitan
District, Subordinate Mass Transit Sales Tax Appropriation
Revenue (Metrolink Cross County Extension Project)	3.95	10/1/09	1,000,000	1,002,860
Rockwood R-6 School District, GO	5.00	2/1/12	1,035,000	1,132,766
Saint Louis, Airport Revenue (Lambert-Saint Louis
International Airport) (Insured; FSA)	5.00	7/1/13	1,800,000	1,945,980
Montana—.6%
Montana Board of Regents of Higher Education, University of
Montana Facilities Improvement Revenue (Insured;
National Public Finance Guarantee Corp.)	5.75	5/15/24	3,000,000	3,090,600
Montana Board of Regents of Higher Education, University of
Montana Facilities Improvement Revenue (Insured;
National Public Finance Guarantee Corp.) (Prerefunded)	5.75	5/15/10	350,000 [a]	370,328
Nevada—.7%
Clark County School District, GO (Limited Tax) (Insured; FSA)	5.00	6/15/11	1,525,000	1,628,974
Las Vegas Valley Water District, GO	5.00	2/1/13	1,000,000	1,094,320
Truckee Meadows Water Authority, Water Revenue (Insured; FSA)	5.50	7/1/15	1,000,000	1,070,630
New Hampshire—2.1%
Manchester, School Facilities Revenue (Insured;
National Public Finance Guarantee Corp.) (Prerefunded)	5.50	6/1/13	4,465,000 [a]	5,055,273
New Hampshire Health and Education Facilities
Authority, Revenue (Center for Life Management
Issue) (LOC; Ocean National Bank)	4.05	7/1/11	2,465,000	2,508,976
New Hampshire Health and Education Facilities Authority,
Revenue (Dartmouth-Hitchcock Obligated Group Issue)	3.50	8/1/12	2,535,000	2,582,328
Portsmouth, GO	5.00	9/15/13	1,000,000	1,113,400
New Jersey—1.2%
New Jersey, COP (Equipment Lease Purchase Agreement)	5.00	6/15/12	2,000,000	2,153,040
New Jersey Economic Development
Authority, Cigarette Tax Revenue	5.63	6/15/17	110,000	109,989
New Jersey Economic Development Authority, School
Facilities Construction Revenue (Insured; FSA)	5.00	9/1/12	2,750,000	2,994,943
Tobacco Settlement Financing Corporation of New Jersey,
Tobacco Settlement Asset-Backed Bonds	5.50	6/1/11	1,000,000	1,082,070
New Mexico—1.3%
Albuquerque Bernalillo County Water Utility Authority,
Joint Water and Sewer System Revenue	5.00	7/1/12	3,700,000	4,078,473
New Mexico Finance Authority, State Transportation
Subordinate Lien Revenue (Insured; AMBAC)	5.00	6/15/11	2,750,000	2,944,040

The Funds

47

STATEMENT OF INVESTMENTS (continued)

BNY Mellon National Short-Term Municipal Bond Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York—8.0%
Buffalo and Fort Erie Public Bridge Authority, Toll Bridge
System Revenue (Liquidity Facility; Bank of Nova Scotia)	4.00	7/1/10	1,000,000	1,023,730
Metropolitan Transportation Authority, Transportation Revenue	5.00	11/15/13	7,500,000	8,218,650
New York City, GO	5.00	8/1/10	2,000,000	2,077,420
New York City, GO	5.00	10/1/11	4,250,000	4,566,668
New York City Transitional Finance Authority,
Future Tax Secured Revenue	5.50/14.00	11/1/26	1,500,000 [b]	1,627,605
New York City Transitional Finance Authority,
Future Tax Secured Subordinate Revenue	4.00	11/1/11	5,000,000	5,325,450
New York State Dormitory Authority, FHA-Insured
Mortgage Hospital Revenue (Albany Medical
Center Hospital) (Insured; FSA)	5.00	2/15/11	1,075,000	1,133,201
New York State Dormitory Authority, LR (State University
Dormitory Facilities Issue) (Insured; XLCA)	5.25	7/1/13	1,000,000	1,101,430
New York State Dormitory Authority, Revenue (School
Districts Revenue Financing Program) (Insured;
National Public Finance Guarantee Corp.)	5.75	10/1/17	2,500,000	2,715,325
New York State Environmental Facilities Corporation, State Clean
Water and Drinking Water Revolving Funds Revenue (New York
City Municipal Water Finance Authority Project)	5.38	6/15/16	5,000,000	5,469,900
New York State Thruway Authority, General Revenue, BAN	4.00	7/15/11	4,000,000	4,218,160
Tobacco Settlement Financing Corporation of
New York, Asset-Backed Revenue Bonds
(State Contingency Contract Secured)	5.00	6/1/12	1,055,000	1,148,684
Tompkins County Industrial Development Agency,
Civic Facility Revenue (Ithaca College Project)	4.00	7/1/10	1,000,000	1,020,040
Troy Industrial Development Authority, Civic Facility
Revenue (Rensselaer Polytechnic Institute Project)	5.00	9/1/10	3,000,000	3,076,980
North Carolina—2.5%
Brunswick County, GO	5.00	5/1/13	2,445,000	2,751,945
Charlotte, COP (Convention Facility Project)	5.00	8/1/10	3,000,000	3,120,150
Mecklenburg County, Public Improvement GO	5.00	3/1/12	5,000,000 [c]	5,491,300
North Carolina Eastern Municipal Power Agency,
Power System Revenue (Insured; Assured Guaranty)	5.00	1/1/13	2,000,000	2,152,240
Ohio—2.1%
American Municipal Power—Ohio, Inc., Electricity
Purpose Revenue (Prepayment Issue)	5.00	2/1/10	2,500,000	2,533,950
American Municipal Power—Ohio, Inc., Electricity
Purpose Revenue (Prepayment Issue)	5.00	2/1/11	3,000,000	3,091,650
Buckeye Tobacco Settlement Financing Authority,
Tobacco Settlement Asset-Backed Bonds	5.13	6/1/24	2,240,000	2,017,232
Cincinnati, Water System Revenue (Prerefunded)	5.00	6/1/11	1,010,000 [a]	1,083,578
Lorain County, Hospital Facilities Improvement
Revenue (Catholic Healthcare Partners)	5.63	10/1/12	2,500,000	2,677,600

BNY Mellon National Short-Term Municipal Bond Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Oklahoma—1.1%
Oklahoma Building Bonds Commission, GO (Insured;
National Public Finance Guarantee Corp.)	5.00	7/15/15	5,460,000	6,090,739
Oregon—.2%
Oregon Department of Administrative Services,
Oregon Appropriaton Bonds (Insured; FSA)	5.00	9/1/11	1,140,000	1,233,628
Pennsylvania—3.4%
Allegheny County Hospital Development Authority,
Revenue (UPMC Health System) (Insured; AMBAC)	5.50	12/15/14	2,795,000	2,827,198
Berks County Municipal Authority, Revenue
(The Reading Hospital and Medical Center Project)	5.00	11/1/13	3,035,000	3,344,358
Harrisburg Authority, School Revenue (The School District of
the City of Harrisburg Refunding Project) (Insured;
National Public Finance Guarantee Corp.)	5.00	4/1/10	1,010,000	1,030,978
Montgomery County, GO	5.00	9/15/11	2,155,000	2,337,529
Pennsylvania, GO	5.00	7/15/11	5,000,000	5,385,350
Pennsylvania, GO (Insured; National Public
Finance Guarantee Corp.)	5.00	10/1/10	1,055,000	1,105,049
Sayre Health Care Facilities Authority,
Revenue (Guthrie Health Issue)	5.50	12/1/09	400,000	402,380
Swarthmore Borough Authority, Revenue (Swarthmore College)	5.00	9/15/13	1,500,000	1,705,560
South Carolina—.3%
Horry County School District, GO (Insured;
National Public Finance Guarantee Corp.)	5.00	1/1/11	1,660,000	1,754,321
Tennessee—.5%
Tennessee Energy Acquisition Corporation, Gas Project Revenue	5.00	9/1/09	2,500,000	2,500,000
Texas—12.7%
Austin, Hotel Occupancy Tax Revenue (Convention
Center/Waller Creek Venue Project) (Insured; AMBAC)	5.25	11/15/19	3,000,000	3,019,830
Austin, Water and Wastewater System Revenue	4.00	11/15/13	1,500,000	1,628,805
Dallas Area Rapid Transit, Senior Lien
Sales Tax Revenue (Insured; AMBAC)	5.38	12/1/13	2,135,000	2,297,388
El Paso, GO	3.00	8/15/10	3,500,000	3,583,720
Frisco Independent School District, Unlimited Tax School
Building Bonds (Permanent School Fund Guarantee Program)	6.25	8/15/18	1,905,000	2,134,933
Gulf Coast Waste Disposal Authority, Environmental
Facilities Revenue (BP Products North America, Inc. Project)	2.30	9/3/13	4,000,000 [c]	3,998,760
Harris County, GO and Revenue (Prerefunded)	5.00	8/15/12	15,000,000 [a]	16,680,750
Harris County, Unlimited Tax Road Bonds	5.00	10/1/12	1,000,000	1,113,230
Harris County, Unlimited Tax Toll Road
and Subordinate Lien Revenue	5.00	8/15/12	2,100,000	2,331,231
Harris County Cultural Education Facilities Finance
Corporation, Revenue (The Methodist Hospital System)	5.25	12/1/12	1,000,000	1,094,790
Lower Colorado River Authority, Revenue (Insured; FSA)	5.88	5/15/15	5,000,000	5,065,400

The Funds

49

STATEMENT OF INVESTMENTS (continued)

BNY Mellon National Short-Term Municipal Bond Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Texas (continued)
Montgomery County, Unlimited Tax Adjustable
Rate Road Bonds (Insured; FSA)	5.00	9/1/10	1,050,000	1,084,167
North Texas Tollway Authority, Dallas North Tollway System
Revenue (Insured; National Public Finance Guarantee Corp.)	5.00	1/1/10	5,270,000	5,340,618
North Texas Tollway Authority, First Tier System Revenue	5.00	1/1/13	1,000,000	1,038,460
Port Arthur Independent School District,
Unlimited Tax School Building Bonds (Insured; AMBAC)	5.25	2/15/18	1,000,000	1,014,590
Texas A&M University System Board of Regents,
Financing System Revenue	5.00	5/15/12	5,350,000	5,895,272
Texas A&M University System Board of Regents,
Financing System Revenue	5.00	5/15/13	1,375,000	1,547,590
Texas Municipal Gas Acquisition and Supply
Corporation I, Gas Supply Revenue	5.00	12/15/13	720,000	704,657
Travis County Health Facilities Development Corporation,
Revenue (Ascension Health Credit Group) (Insured;
National Public Finance Guarantee Corp.)	6.00	11/15/12	3,110,000	3,168,686
University of Texas System Board of Regents,
Financing System Revenue	5.25	8/15/12	4,485,000	5,008,489
Virginia—6.4%
Louisa Industrial Development Authority, PCR
(Virginia Electric and Power Company Project)	5.00	12/1/11	1,500,000	1,569,435
Newport News, GO General Improvement Bonds and GO Water Bonds	5.00	1/15/13	1,000,000	1,117,280
Pittsylvania County, GO School Notes	4.50	2/1/11	1,500,000	1,510,875
Rappahannock Regional Jail Authority, Regional Jail Facility GAN	4.25	12/1/09	3,000,000	3,006,420
Richmond, GO Public Improvement (Insured; FSA)	5.25	7/15/16	6,040,000	6,753,686
Riverside Regional Jail Authority, Jail Facility Senior RAN	4.25	7/1/10	3,000,000	3,015,180
Virginia Beach, GO Public Improvement	5.00	7/15/11	1,000,000	1,078,740
Virginia College Building Authority, Educational Facilities
Revenue (21st Century College and Equipment Programs)	5.00	2/1/11	2,500,000	2,650,900
Virginia College Building Authority, Educational Facilities
Revenue (21st Century College and Equipment Programs)	5.00	2/1/13	2,000,000	2,237,240
Virginia College Building Authority, Educational Facilities
Revenue (21st Century College and Equipment
Programs) (Prerefunded)	5.00	2/1/12	1,200,000 [a]	1,314,168
Virginia College Building Authority, Educational Facilities
Revenue (Public Higher Education Financing Program)	5.00	9/1/12	1,555,000	1,726,470
Virginia Commonwealth Transportation Board, Transportation
Revenue (U.S. Route 58 Corridor Development Program)	5.25	5/15/12	5,000,000	5,548,450
Western Virginia Regional Jail Authority, Regional Jail Facility RAN	4.13	12/1/09	3,000,000	3,011,040
Washington—3.4%
Chelan County Public Utility District Number 1,
Chelan Hydro Consolidated System Revenue
(Insured; National Public Finance Guarantee Corp.)	5.00	7/1/12	4,000,000	4,332,280
King County, Limited Tax GO (Baseball Stadium)	5.50	12/1/12	5,105,000	5,788,713

BNY Mellon National Short-Term Municipal Bond Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Washington (continued)
Seattle, Municipal Light and Power Improvement Revenue	5.00	4/1/12	1,145,000	1,248,451
Skagit County Burlington-Edison School District Number 100,
Unlimited Tax GO (Insured; FSA) (Prerefunded)	5.63	6/1/11	2,380,000 [a]	2,580,491
Washington, GO (Various Purpose) (Insured; AMBAC)	5.00	7/1/12	3,000,000	3,313,920
Washington, GO (Various Purpose) (Insured; AMBAC)	5.00	1/1/14	1,060,000	1,196,040
Wisconsin—.2%
Wisconsin, GO (Insured; National Public Finance Guarantee Corp.)	5.00	5/1/12	1,000,000	1,096,460
U.S. Related—1.8%
Puerto Rico Highways and Transportation Authority, Highway
Revenue (Insured; National Public Finance Guarantee Corp.)	6.00	7/1/11	2,000,000	2,051,100
Puerto Rico Highways and Transportation Authority,
Transportation Revenue (Prerefunded)	5.25	7/1/12	1,000,000 [a]	1,107,300
Puerto Rico Infrastructure Financing Authority, Special Tax Revenue	4.50	7/1/10	4,105,000	4,159,432
University of Puerto Rico, University System Revenue	5.00	6/1/13	2,315,000	2,388,223
Total Long-Term Municipal Investments
(cost $469,743,737)				475,278,875

Short-Term Municipal Investments—10.9%

California—1.2%
Irvine Reassessment District Number 85-7, Limited
Obligation Improvement Bonds (Insured; FSA and
Liquidity Facility; Dexia Credit Locale)	0.35	9/1/09	6,345,000 [d]	6,345,000
Colorado—3.8%
Colorado Educational and Cultural Facilities Authority,
Revenue (National Jewish Federation Bond
Program) (LOC; Bank of America)	0.14	9/1/09	600,000 [d]	600,000
Colorado Educational and Cultural Facilities Authority,
Revenue (National Jewish Federation Bond
Program) (LOC; Bank of America)	0.18	9/1/09	2,140,000 [d]	2,140,000
Colorado Educational and Cultural Facilities Authority,
Revenue (National Jewish Federation Bond
Program) (LOC; Bank of America)	0.18	9/1/09	700,000 [d]	700,000
Colorado Educational and Cultural Facilities Authority,
Revenue (National Jewish Federation Bond
Program) (LOC; Bank of America)	0.18	9/1/09	600,000 [d]	600,000
Colorado Educational and Cultural Facilities Authority,
Revenue (National Jewish Federation Bond
Program) (LOC; Bank of America)	0.18	9/1/09	1,745,000 [d]	1,745,000
Colorado Educational and Cultural Facilities Authority,
Revenue (National Jewish Federation Bond
Program) (LOC; Bank of America)	0.18	9/1/09	6,165,000 [d]	6,165,000
Colorado Educational and Cultural Facilities Authority,
Revenue (National Jewish Federation Bond
Program) (LOC; JPMorgan Chase Bank)	0.18	9/1/09	500,000 [d]	500,000

The Funds

51

STATEMENT OF INVESTMENTS (continued)

BNY Mellon National Short-Term Municipal Bond Fund (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Colorado (continued)
Colorado Educational and Cultural Facilities Authority,
Revenue (National Jewish Federation Bond
Program) (LOC; U.S. Bank NA)	0.18	9/1/09	700,000 [d]	700,000
Colorado Educational and Cultural Facilities Authority,
Revenue (National Jewish Federation Bond
Program) (LOC; U.S. Bank NA)	0.18	9/1/09	1,100,000 [d]	1,100,000
Colorado Educational and Cultural Facilities Authority,
Revenue (National Jewish Federation Bond
Program) (LOC; U.S. Bank NA)	0.20	9/1/09	1,900,000 [d]	1,900,000
Colorado Health Facilities Authority, Revenue (The Visiting
Nurse Corporation of Colorado, Inc.) (LOC; Wells Fargo Bank)	0.48	9/1/09	580,000 [d]	580,000
Colorado School of Mines Board of Trustees,
Enterprise Improvement Revenue (LOC; Dexia Credit Locale)	0.18	9/1/09	2,200,000 [d]	2,200,000
Denver City and County, MFHR (Ogden
Residences Project) (LOC; Credit Lyonnais)	0.33	9/1/09	1,235,000 [d]	1,235,000
Florida—1.1%
Orange County Health Facilities Authority, HR
(Orlando Regional Healthcare System) (Insured;
FSA and Liquidity Facility; Dexia Credit Locale)	0.50	9/1/09	5,850,000 [d]	5,850,000
Illinois—.4%
Illinois Finance Authority, Revenue (Resurrection
Health Care) (LOC; JPMorgan Chase Bank)	0.23	9/1/09	2,400,000 [d]	2,400,000
Iowa—.9%
Iowa Finance Authority, Health Facilities Revenue
(Iowa Health System) (LOC; Bank of America)	0.13	9/1/09	5,000,000 [d]	5,000,000
Massachusetts—.9%
Massachusetts, Consolidated Loan
(Liquidity Facility; Dexia Credit Locale)	0.17	9/1/09	4,800,000 [d]	4,800,000
New York—.5%
New York City, GO Notes (Liquidity Facility; Dexia Credit
Locale and LOC; Dexia Credit Locale)	0.35	9/1/09	1,100,000 [d]	1,100,000
New York City Municipal Water Finance Authority,
Water and Sewer System Second General Resolution
Revenue (Liquidity Facility; Dexia Credit Locale)	0.35	9/1/09	1,700,000 [d]	1,700,000
Pennsylvania—.9%
Allegheny County Industrial Development Authority,
Senior Health and Housing Facilities Revenue
(Longwood at Oakmont, Inc.) (LOC; Allied Irish Banks)	0.22	9/1/09	4,730,000 [d]	4,730,000

BNY Mellon National Short-Term Municipal Bond Fund (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Virginia—.2%
Virginia Small Business Financing Authority, Revenue,
Refunding (Virginia State University Real Estate
Foundation) (LOC; Bank of America)	0.14	9/1/09	1,000,000 [d]	1,000,000
Washington—1.0%
Washington Housing Finance Commission,
Nonprofit Housing Revenue (Franke Tobey
Jones Project) (LOC; Wells Fargo Bank)	0.28	9/1/09	1,800,000 [d]	1,800,000
Washington Housing Finance Commission, Nonprofit
Housing Revenue (Rockwood Retirement
Communities Program) (LOC; Wells Fargo Bank)	0.28	9/1/09	770,000 [d]	770,000
Washington Housing Finance Commission, Nonprofit
Housing Revenue (Rockwood Retirement Communities
Program) (LOC; Wells Fargo Bank)	0.28	9/1/09	775,000 [d]	775,000
Washington Housing Finance Commission, Nonprofit
Revenue (Local 82—J.A.T.C. Educational Development
Trust Project) (LOC; U.S. Bank NA)	0.28	9/1/09	965,000 [d]	965,000
Washington Housing Finance Commission, Nonprofit
Revenue (YMCA of Snohomish County Project)
(LOC; Bank of America)	0.17	9/1/09	1,130,000 [d]	1,130,000
Total Short-Term Municipal Investments
(cost $58,530,000)				58,530,000

Total Investments (cost $528,273,737)			99.2%	533,808,875
Cash and Receivables (Net)			.8%	4,208,004
Net Assets			100.0%	538,016,879

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b	Subject to interest rate change on November 1, 2011.

c	Purchased on a delayed delivery basis.

[d]	Variable rate demand note—rate shown is the interest rate in effect at August 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

The Funds

53

STATEMENT OF INVESTMENTS (continued)

Summary of Abbreviations

ABAG		Association of Bay Area Governments		ACA	American Capital Access
AGC		ACE Guaranty Corporation		AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation			ARRN	Adjustable Rate Receipt Notes
BAN		Bond Anticipation Notes		BIGI	Bond Investors Guaranty Insurance
BPA		Bond Purchase Agreement		CGIC	Capital Guaranty Insurance Company
CIC		Continental Insurance Company		CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation			COP	Certificate of Participation
CP		Commercial Paper		EDR	Economic Development Revenue
EIR		Environmental Improvement Revenue		FGIC	Financial Guaranty Insurance Company
FHA		Federal Housing Administration		FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation			FNMA	Federal National Mortgage Association
FSA		Financial Security Assurance		GAN	Grant Anticipation Notes
GIC		Guaranteed Investment Contract		GNMA	Government National Mortgage Association
GO		General Obligation		HR	Hospital Revenue
IDB		Industrial Development Board		IDC	Industrial Development Corporation
IDR		Industrial Development Revenue		LOC	Letter of Credit
LOR		Limited Obligation Revenue		LR	Lease Revenue
MFHR		Multi-Family Housing Revenue		MFMR	Multi-Family Mortgage Revenue
PCR		Pollution Control Revenue		PILOT	Payment in Lieu of Taxes
RAC		Revenue Anticipation Certificates		RAN	Revenue Anticipation Notes
RAW		Revenue Anticipation Warrants		RRR	Resources Recovery Revenue
SAAN		State Aid Anticipation Notes		SBPA	Standby Bond Purchase Agreement
SFHR		Single Family Housing Revenue		SFMR	Single Family Mortgage Revenue
SONYMA		State of New York Mortgage Agency		SWDR	Solid Waste Disposal Revenue
TAN		Tax Anticipation Notes		TAW	Tax Anticipation Warrants
TRAN		Tax and Revenue Anticipation Notes		XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

AAA		Aaa		AAA	40.4
AA		Aa		AA	30.5
A		A		A	12.2
BBB		Baa		BBB	4.0
F1		MIG1/P1		SP1/A1	12.8
Not Rated[e]		Not Rated[e]		Not Rated[e]	.1
100.0

  Based on total investments.
  Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

STATEMENT OF INVESTMENTS
August 31, 2009

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund

Long-Term Municipal	Coupon	Maturity	Principal
Investments—97.7%	Rate (%)	Date	Amount ($)	Value ($)

Alabama—1.0%
Jefferson County, Limited Obligation School Warrants	5.25	1/1/15	2,500,000	1,703,750
Jefferson County, Limited Obligation School Warrants	5.50	1/1/21	3,500,000	3,132,885
Arizona—.2%
University Medical Center Corporation, HR	5.25	7/1/15	1,160,000	1,195,821
California—6.1%
Agua Caliente Band, Cahuilla Indians Revenue	6.00	7/1/18	1,500,000 [a]	1,322,310
Alameda Corridor Transportation Authority,
Revenue (Insured; AMBAC)	0/5.25	10/1/21	2,000,000 [b]	1,570,700
California, GO	5.50	6/1/20	110,000	111,113
California, GO	5.50	11/1/33	6,300,000	6,369,489
California, GO (Various Purpose)	6.50	4/1/33	1,000,000	1,109,040
California, GO (Various Purpose)	6.00	4/1/38	5,000,000	5,290,900
California County Tobacco Securitization Agency,
Tobacco Settlement Asset-Backed Bonds
(Los Angeles County Securitization Corporation)	0/5.25	6/1/21	1,250,000 [b]	1,002,825
Foothill/Eastern Transportation
Corridor Agency, Toll Road Revenue	5.75	1/15/40	2,000,000	1,592,120
Foothill/Eastern Transportation Corridor Agency, Toll Road
Revenue (Insured; National Public Finance Guarantee Corp.)	5.88	1/15/27	6,000,000	5,334,120
Foothill/Eastern Transportation Corridor Agency, Toll Road
Revenue (Insured; National Public Finance Guarantee Corp.)	5.88	1/15/29	2,000,000	1,748,420
Golden State Tobacco Securitization Corporation, Enhanced
Tobacco Settlement Asset-Backed Bonds (Insured; AMBAC)	5.00	6/1/21	1,910,000	1,853,712
Golden State Tobacco Securitization Corporation,
Tobacco Settlement Asset-Backed Bonds	4.50	6/1/27	3,885,000	3,538,380
Colorado—1.0%
Northwest Parkway Public Highway Authority,
Revenue (Insured; AMBAC) (Prerefunded)	0/5.70	6/15/16	5,000,000 [b,c]	5,289,050
Florida—.5%
Seminole Tribe, Special Obligation Revenue	5.50	10/1/24	3,000,000 [a]	2,711,220
Georgia—.5%
Burke County Development Authority, PCR (Oglethorpe
Power Corporation Vogtle Project) (Insured;
National Public Finance Guarantee Corp.)	4.75	4/1/11	2,500,000	2,592,875
Massachusetts—.1%
Massachusetts Housing Finance Agency, Housing Revenue	5.13	12/1/34	350,000	334,467
Michigan—1.3%
Detroit City School District, School Buildings and
Site Improvement Bonds (Insured; FGIC)	5.25	5/1/17	2,000,000	2,061,820
Michigan Tobacco Settlement Finance Authority,
Tobacco Settlement Asset-Backed Bonds	5.13	6/1/22	5,225,000	4,645,600

The Funds

55

STATEMENT OF INVESTMENTS (continued)

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Missouri—.1%
Missouri Housing Development Commission, SFMR (Homeownership
Loan Program) (Collateralized: FNMA and GNMA)	6.40	9/1/29	290,000	301,754
New Jersey—1.6%
Garden State Preservation Trust, Open Space and
Farmland Preservation Revenue (Insured; FSA)	5.80	11/1/21	2,000,000	2,337,200
Garden State Preservation Trust, Open Space and
Farmland Preservation Revenue (Insured; FSA)	5.80	11/1/23	2,000,000	2,323,920
Tobacco Settlement Financing Corporation of New Jersey,
Tobacco Settlement Asset-Backed Bonds	4.50	6/1/23	3,580,000	3,302,586
North Carolina—.6%
North Carolina Eastern Municipal Power Agency,
Power System Revenue	5.30	1/1/15	1,500,000	1,582,635
North Carolina Eastern Municipal Power Agency,
Power System Revenue	5.13	1/1/23	1,500,000	1,508,325
Ohio—1.6%
Buckeye Tobacco Settlement Financing Authority,
Tobacco Settlement Asset-Backed Bonds	5.13	6/1/24	2,590,000	2,332,424
Cuyahoga County, Revenue (Cleveland Clinic Health System)	6.00	1/1/16	5,000,000	5,572,700
Pennsylvania—68.9%
Allegheny County Hospital Development Authority,
Revenue (University of Pittsburgh Medical Center)	5.00	6/15/14	5,000,000	5,477,850
Allegheny County Port Authority, Special Transportation
Revenue (Insured; National Public Finance Guarantee Corp.)	5.38	3/1/11	2,500,000	2,650,700
Allegheny County Port Authority, Special Transportation
Revenue (Insured; National Public Finance Guarantee Corp.)	5.50	3/1/14	2,500,000	2,633,500
Allegheny County Port Authority, Special Transportation
Revenue (Insured; National Public Finance Guarantee Corp.)	5.50	3/1/16	1,360,000	1,421,282
Allegheny County Sanitary Authority, Sewer Revenue
(Insured; National Public Finance Guarantee Corp.)	5.00	12/1/18	2,560,000	2,736,538
Allegheny County Sanitary Authority, Sewer Revenue
(Insured; National Public Finance Guarantee Corp.)	5.00	12/1/22	6,860,000	7,095,229
Allentown School District, GO	5.00	2/15/22	5,875,000	6,233,963
Beaver County Industrial Development Authority, PCR
(Duquesne Light Company Project) (Insured; AMBAC)	4.50	11/1/29	6,500,000	5,585,645
Berks County Municipal Authority, Revenue
(The Reading Hospital and Medical Center Project)	5.00	11/1/19	2,000,000	2,110,840
Blair County, GO (Insured; AMBAC)	5.38	8/1/15	1,880,000	2,120,358
Blair County, GO (Insured; AMBAC)	5.38	8/1/16	1,980,000	2,239,360
Central Bucks School District, GO	5.00	5/15/23	5,000,000	5,526,400

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
Central Dauphin School District, GO (Insured;
National Public Finance Guarantee Corp.) (Prerefunded)	6.75	2/1/16	5,000,000 [c]	6,346,150
Central Dauphin School District, GO (Insured;
National Public Finance Guarantee Corp.) (Prerefunded)	7.00	2/1/16	1,630,000 [c]	2,091,958
Central Dauphin School District, GO (Insured; National
Public Finance Guarantee Corp.) (Prerefunded)	7.50	2/1/16	3,100,000 [c]	4,066,425
Central York School District, GO (Insured; FGIC) (Prerefunded)	5.50	6/1/12	80,000 [c]	89,536
Chester County, GO	5.00	8/15/18	4,545,000	5,087,809
Chester County, GO	5.00	7/15/25	5,000,000	5,557,300
Coatesville Area School District, GO (Insured; FSA)	5.00	8/1/21	5,000,000	5,438,450
Coatesville Area School District, GO (Insured; FSA) (Prerefunded)	5.25	8/15/14	1,485,000 [c]	1,725,689
Coatesville Area School District, GO (Insured; FSA) (Prerefunded)	5.25	8/15/14	6,515,000 [c]	7,570,951
Delaware County Authority, College Revenue (Haverford College)	5.88	11/15/21	1,500,000	1,575,165
Delaware County Authority, College Revenue (Haverford College)	5.75	11/15/25	3,000,000	3,137,820
Delaware County Authority, University Revenue
(Villanova University) (Insured; AMBAC)	5.00	8/1/20	2,095,000	2,213,032
Delaware River Joint Toll Bridge Commission,
Bridge Revenue (Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/17	1,485,000	1,674,813
Downingtown Area School District, GO	5.00	11/1/18	2,010,000	2,321,289
East Stroudsburg Area School District, GO
(Insured; FSA) (Prerefunded)	7.50	9/1/16	2,500,000 [c]	3,331,900
Easton Area School District, GO (Insured; FSA)	7.50	4/1/18	1,000,000	1,244,660
Easton Area School District, GO (Insured; FSA)	7.50	4/1/21	3,000,000	3,670,980
Easton Area School District, GO (Insured; FSA)	7.50	4/1/22	3,000,000	3,653,700
Easton Area School District, GO (Insured; FSA)	5.50	4/1/23	2,260,000	2,523,810
Erie County, GO (Insured; National
Public Finance Guarantee Corp.)	5.50	9/1/22	1,640,000	1,860,728
Kennett Consolidated School District, GO
(Insured; FGIC) (Prerefunded)	5.50	2/15/12	1,310,000 [c]	1,446,908
Lancaster County Solid Waste Management Authority,
Resource Recovery System Revenue (Insured; AMBAC)	5.25	12/15/09	4,230,000	4,273,484
Lancaster County Solid Waste Management Authority,
Resource Recovery System Revenue (Insured; AMBAC)	5.25	12/15/10	2,000,000	2,068,740
Lancaster Higher Education Authority, College Revenue
(Franklin and Marshall College Project)	5.25	4/15/16	1,815,000	1,948,638
Lehigh County General Purpose Authority,
Revenue (Good Shepherd Group)	5.25	11/1/14	3,255,000	3,485,845

The Funds

57

STATEMENT OF INVESTMENTS (continued)

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
Lehigh County Industrial Development Authority, PCR
(People Electric Utilities Corporation Project)
(Insured; National Public Finance Guarantee Corp.)	4.75	2/15/27	2,000,000	1,901,920
Lower Merion School District, GO	5.00	9/1/22	2,980,000	3,311,525
Lower Merion School District, GO	5.00	5/15/29	5,000,000	5,182,550
Montgomery County, GO	5.00	12/15/17	2,025,000	2,381,258
Muhlenberg School District, GO (Insured;
National Public Finance Guarantee Corp.)	5.38	4/1/15	1,000,000	1,087,790
Owen J. Roberts School District, GO (Insured; FSA) (Prerefunded)	5.50	8/15/12	1,440,000 [c]	1,622,664
Parkland School District, GO (Insured;
National Public Finance Guarantee Corp.)	5.38	9/1/14	3,110,000	3,570,187
Parkland School District, GO (Insured;
National Public Finance Guarantee Corp.)	5.38	9/1/16	1,490,000	1,730,605
Pennsylvania, GO	5.25	2/1/11	5,000,000	5,316,450
Pennsylvania, GO	5.00	7/1/20	10,000,000 [d]	11,586,900
Pennsylvania Economic Development Financing Authority,
SWDR (Waste Management, Inc. Project)	7.00	11/1/10	1,000,000	1,031,190
Pennsylvania Economic Development Financing Authority,
SWDR (Waste Management, Inc. Project)	4.70	11/1/14	5,000,000	4,915,400
Pennsylvania Higher Educational Facilities Authority,
College Revenue (Lafayette College Project)	6.00	5/1/30	5,000,000	5,071,750
Pennsylvania Higher Educational Facilities Authority, Health
Services Revenue (Allegheny Delaware Valley Obligated
Group Project) (Insured; National Public Finance Guarantee Corp.)	5.60	11/15/10	2,000,000	1,975,500
Pennsylvania Higher Educational Facilities Authority,
Revenue (Bryn Mawr College) (Insured; AMBAC)	5.25	12/1/12	3,000,000	3,305,610
Pennsylvania Higher Educational Facilities
Authority, Revenue (La Salle University)	5.50	5/1/34	2,250,000	2,038,950
Pennsylvania Higher Educational Facilities Authority,
Revenue (The Trustees of the University of Pennsylvania)	5.00	9/1/19	5,090,000	5,898,547
Pennsylvania Higher Educational Facilities Authority,
Revenue (Thomas Jefferson University) (Insured; AMBAC)	5.25	9/1/17	1,700,000	1,900,991
Pennsylvania Higher Educational Facilities Authority,
Revenue (Thomas Jefferson University) (Insured; AMBAC)	5.25	9/1/18	1,485,000	1,657,067
Pennsylvania Higher Educational Facilities Authority, Revenue
(University of Scranton) (Insured; AMBAC) (Prerefunded)	5.75	5/1/11	1,690,000 [c]	1,829,645
Pennsylvania Higher Educational Facilities Authority,
Revenue (UPMC Health System)	5.13	1/15/11	1,550,000	1,615,829
Pennsylvania Higher Educational Facilities Authority,
Revenue (UPMC Health System)	6.00	1/15/22	2,500,000	2,566,000
Pennsylvania Higher Educational Facilities Authority,
Revenue (UPMC Health System) (Insured; FSA)	5.25	8/1/12	3,000,000	3,038,730

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
Pennsylvania Housing Finance Agency, SFMR	5.35	10/1/09	1,165,000	1,167,866
Pennsylvania Housing Finance Agency, SFMR	5.45	10/1/10	3,025,000	3,030,596
Pennsylvania Housing Finance Agency, SFMR	5.50	10/1/11	1,325,000	1,326,935
Pennsylvania Housing Finance Agency, SFMR	5.55	10/1/12	325,000	333,453
Pennsylvania Industrial Development
Authority, EDR (Insured; AMBAC)	5.50	7/1/12	5,335,000	5,816,644
Pennsylvania Turnpike Commission, Oil Franchise Tax
Subordinated Revenue (Insured; National Public
Finance Guarantee Corp.) (Prerefunded)	5.25	12/1/13	2,500,000 [c]	2,879,875
Pennsylvania Turnpike Commission,
Registration Fee Revenue (Insured; FSA)	5.25	7/15/24	5,000,000	5,701,300
Pennsylvania Turnpike Commission,
Registration Fee Revenue (Insured; FSA)	5.25	7/15/25	5,000,000	5,716,250
Pennsylvania Turnpike Commission, Turnpike Revenue	5.50	6/1/15	1,500,000	1,620,030
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured; AMBAC)	5.00	12/1/29	5,000,000	5,113,050
Pennsylvania Turnpike Commission, Turnpike Revenue
(Insured; National Public Finance Guarantee Corp.)	5.50	12/1/11	2,510,000	2,735,448
Pennsylvania Turnpike Commission, Turnpike Revenue
(Insured; National Public Finance Guarantee Corp.)	5.50	12/1/12	2,000,000	2,230,100
Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue	5.00	6/1/26	5,000,000	5,230,400
Pennsylvania Turnpike Commission, Turnpike Subordinate
Revenue (Insured; Assured Guaranty)	6.00	6/1/28	1,500,000	1,714,785
Philadelphia, GO (Insured; FSA)	5.25	8/1/17	12,500,000	13,891,250
Philadelphia, Water and Wastewater Revenue (Insured; AMBAC)	5.25	12/15/12	10,000,000	10,947,900
Philadelphia, Water and Wastewater Revenue (Insured; FSA)	5.25	7/1/18	5,000,000	5,435,850
Philadelphia Authority for Industrial Development, Revenue
(Cultural and Commercial Corridors Program)
(Insured; National Public Finance Guarantee Corp.)	5.00	12/1/20	3,380,000	3,237,972
Philadelphia Authority for Industrial Development, Revenue
(Cultural and Commercial Corridors Program)
(Insured; National Public Finance Guarantee Corp.)	5.00	12/1/22	3,150,000	2,936,304
Philadelphia School District, GO (Insured; AMBAC)	5.00	4/1/17	5,000,000	5,379,850
Philadelphia School District, GO (Insured; FSA)	5.75	2/1/11	4,000,000	4,262,400
Philadelphia School District, GO (Insured; FSA) (Prerefunded)	5.50	2/1/12	1,770,000 [c]	1,952,292
Philadelphia School District, GO (Insured; FSA) (Prerefunded)	5.50	2/1/12	1,310,000 [c]	1,444,917
Pittsburgh School District, GO (Insured; FSA)	5.50	9/1/16	4,000,000	4,538,800
Pittsburgh School District, GO (Insured; FSA)	5.50	9/1/18	1,000,000	1,132,630
Pocono Mountain School District, GO (Insured; FSA)	5.00	9/1/22	5,270,000	5,622,668
Saint Mary Hospital Authority, Health System
Revenue (Catholic Health East Issue)	5.00	11/15/21	1,000,000	999,020

The Funds

59

STATEMENT OF INVESTMENTS (continued)

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
Scranton-Lackawanna Health and Welfare Authority,
Revenue (Community Medical Center Project)
(Insured; National Public Finance Guarantee Corp.)	5.50	7/1/10	3,035,000	3,055,881
Scranton-Lackawanna Health and Welfare Authority,
Revenue (Community Medical Center Project)
(Insured; National Public Finance Guarantee Corp.)	5.50	7/1/11	3,195,000	3,216,311
State Public School Building Authority, School LR (Richland
School District Project) (Insured; FGIC) (Prerefunded)	5.00	11/15/14	1,265,000 [c]	1,461,518
State Public School Building Authority, School LR
(The School District of Philadelphia Project)
(Insured; FSA) (Prerefunded)	5.00	6/1/13	5,000,000 [c]	5,644,500
State Public School Building Authority, School Revenue
(Tuscarora School District Project) (Insured; FSA)	5.25	4/1/17	840,000	916,969
State Public School Building Authority, School Revenue
(Tuscarora School District Project) (Insured; FSA) (Prerefunded)	5.25	4/1/13	195,000 [c]	219,724
Susquehanna Area Regional Airport Authority,
Airport System Revenue	5.38	1/1/18	6,000,000	5,070,480
Susquehanna Area Regional Airport Authority,
Airport System Revenue (Insured; AMBAC)	5.50	1/1/20	4,370,000	4,262,148
Susquehanna Area Regional Airport Authority,
Airport System Revenue (Insured; AMBAC)	5.00	1/1/33	2,290,000	1,829,023
Swarthmore Borough Authority, College Revenue	5.25	9/15/17	1,000,000	1,096,410
Twin Valley School District, GO (Insured; FSA) (Prerefunded)	5.25	10/1/15	1,000,000 [c]	1,183,380
University of Pittsburgh of the Commonwealth System
of Higher Education, University Capital Project Bonds	5.50	9/15/21	2,500,000	2,865,575
Upper Darby School District, GO (Insured;
National Public Finance Guarantee Corp.)	5.00	5/1/18	2,870,000	3,109,042
Upper Merion Area School District, GO
(Insured; National Public Finance Guarantee Corp.)	5.00	2/15/19	1,165,000	1,270,083
West Mifflin Area School District, GO (Insured; FSA)	5.50	4/1/24	1,060,000	1,180,490
Wilson School District, GO (Insured; FSA) (Prerefunded)	5.38	5/15/12	1,785,000 [c]	1,988,597
Wilson School District, GO (Insured; FSA) (Prerefunded)	5.38	5/15/12	1,500,000 [c]	1,671,090
York County, GO (Insured; AMBAC)	5.00	6/1/17	1,100,000	1,212,079
York County Solid Waste and Refuse Authority, Solid Waste System
Revenue (Insured; National Public Finance Guarantee Corp.)	5.50	12/1/14	1,000,000	1,143,000
South Carolina—.5%
Greenville County School District, Installment Purchase
Revenue (Building Equity Sooner for Tomorrow)	5.50	12/1/18	2,000,000	2,277,860
Texas—.4%
Cities of Dallas and Fort Worth, Dallas/Fort Worth International
Airport, Joint Revenue Improvement Bonds (Insured;
National Public Finance Guarantee Corp.)	5.50	11/1/31	2,000,000	1,999,840

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related—13.3%
Government of Guam, LOR (Section 30)	5.63	12/1/29	1,000,000	1,001,060
Puerto Rico Commonwealth, Public Improvement GO	5.25	7/1/23	4,090,000	4,010,940
Puerto Rico Commonwealth, Public Improvement GO (Insured; FGIC)	5.50	7/1/18	9,545,000	9,816,460
Puerto Rico Commonwealth, Public Improvement GO
(Insured; National Public Finance Guarantee Corp.)	5.50	7/1/14	7,500,000	7,918,650
Puerto Rico Commonwealth, Public Improvement GO
(Insured; National Public Finance Guarantee Corp.)	5.50	7/1/20	4,000,000	4,041,960
Puerto Rico Electric Power Authority, Power Revenue
(Insured; National Public Finance Guarantee Corp.)	5.25	7/1/14	7,875,000	8,335,215
Puerto Rico Electric Power Authority, Power Revenue
(Insured; National Public Finance Guarantee Corp.)	5.50	7/1/17	6,000,000	6,416,520
Puerto Rico Electric Power Authority, Power Revenue
(Insured; National Public Finance Guarantee Corp.)	5.50	7/1/19	2,290,000	2,429,072
Puerto Rico Government Development Bank, Senior Notes	5.00	12/1/12	3,000,000	3,069,990
Puerto Rico Government Development Bank, Senior Notes	5.00	12/1/13	3,000,000	3,067,590
Puerto Rico Highways and Transportation Authority,
Highway Revenue (Insured; FSA)	5.50	7/1/13	1,500,000	1,591,080
Puerto Rico Highways and Transportation Authority, Highway
Revenue (Insured; National Public Finance Guarantee Corp.)	5.50	7/1/13	4,000,000	4,200,160
Puerto Rico Highways and Transportation
Authority, Transportation Revenue	5.25	7/1/10	4,000,000	4,084,200
Puerto Rico Infrastructure Financing
Authority, Special Tax Revenue	5.00	7/1/21	5,000,000	4,771,700
Puerto Rico Sales Tax Financing Corporation,
Sales Tax Revenue (First Subordinate Series)	0/6.75	8/1/32	1,000,000 [b]	700,000
Puerto Rico Sales Tax Financing Corporation,
Sales Tax Revenue (First Subordinate Series)	6.00	8/1/42	1,500,000	1,567,155
Total Long-Term Municipal Investments
(cost $483,165,578)				492,641,001

Short-Term Municipal Investments—1.1%

Colorado—.5%
Colorado Educational and Cultural Facilities Authority,
Revenue (National Jewish Federation Bond
Program) (LOC; Bank of America)	0.18	9/1/09	500,000 [e]	500,000
Colorado Educational and Cultural Facilities Authority,
Revenue (National Jewish Federation Bond
Program) (LOC; Bank of America)	0.18	9/1/09	500,000 [e]	500,000
Colorado Educational and Cultural Facilities Authority,
Revenue (National Jewish Federation Bond
Program) (LOC; Bank of America)	0.18	9/1/09	1,000,000 [e]	1,000,000

The Funds

61

STATEMENT OF INVESTMENTS (continued)

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Colorado (continued)
Colorado Educational and Cultural Facilities Authority,
Revenue (National Jewish Federation Bond
Program) (LOC; JPMorgan Chase Bank)	0.18	9/1/09	100,000 [e]	100,000
Colorado Educational and Cultural Facilities Authority,
Revenue (National Jewish Federation Bond
Program) (LOC; Northern Trust Company)	0.18	9/1/09	285,000 [e]	285,000
Colorado Educational and Cultural Facilities Authority, Revenue
(National Jewish Federation Bond Program) (LOC; U.S. Bank NA)	0.18	9/1/09	100,000 [e]	100,000
Pennsylvania—.6%
Allegheny County Industrial Development Authority,
Senior Health and Housing Facilities Revenue
(Longwood at Oakmont, Inc.) (LOC; Allied Irish Banks)	0.22	9/1/09	2,000,000 [e]	2,000,000
Lancaster County Hospital Authority, Health Center
Revenue (Masonic Homes Project) (LOC; Wachovia Bank)	0.20	9/1/09	1,000,000 [e]	1,000,000
Lehigh County General Purpose Authority, HR
(Lehigh Valley Health Network) (LOC; Bank of America)	0.14	9/1/09	200,000 [e]	200,000
Total Short-Term Municipal Investments
(cost $5,685,000)				5,685,000

Total Investments (cost $488,850,578)			98.8%	498,326,001
Cash and Receivables (Net)			1.2%	6,214,696
Net Assets			100.0%	504,540,697

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At August 31, 2009, these securities amounted to $4,033,530 or 0.8% of net assets.

b	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

c	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

[d]	Purchased on a delayed delivery basis.

e	Variable rate demand note—rate shown is the interest rate in effect at August 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Summary of Abbreviations

ABAG		Association of Bay Area Governments		ACA	American Capital Access
AGC		ACE Guaranty Corporation		AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation			ARRN	Adjustable Rate Receipt Notes
BAN		Bond Anticipation Notes		BIGI	Bond Investors Guaranty Insurance
BPA		Bond Purchase Agreement		CGIC	Capital Guaranty Insurance Company
CIC		Continental Insurance Company		CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation			COP	Certificate of Participation
CP		Commercial Paper		EDR	Economic Development Revenue
EIR		Environmental Improvement Revenue		FGIC	Financial Guaranty Insurance Company
FHA		Federal Housing Administration		FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation			FNMA	Federal National Mortgage Association
FSA		Financial Security Assurance		GAN	Grant Anticipation Notes
GIC		Guaranteed Investment Contract		GNMA	Government National Mortgage Association
GO		General Obligation		HR	Hospital Revenue
IDB		Industrial Development Board		IDC	Industrial Development Corporation
IDR		Industrial Development Revenue		LOC	Letter of Credit
LOR		Limited Obligation Revenue		LR	Lease Revenue
MFHR		Multi-Family Housing Revenue		MFMR	Multi-Family Mortgage Revenue
PCR		Pollution Control Revenue		PILOT	Payment in Lieu of Taxes
RAC		Revenue Anticipation Certificates		RAN	Revenue Anticipation Notes
RAW		Revenue Anticipation Warrants		RRR	Resources Recovery Revenue
SAAN		State Aid Anticipation Notes		SBPA	Standby Bond Purchase Agreement
SFHR		Single Family Housing Revenue		SFMR	Single Family Mortgage Revenue
SONYMA		State of New York Mortgage Agency		SWDR	Solid Waste Disposal Revenue
TAN		Tax Anticipation Notes		TAW	Tax Anticipation Warrants
TRAN		Tax and Revenue Anticipation Notes		XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

AAA		Aaa		AAA	44.4
AA		Aa		AA	25.7
A		A		A	14.0
BBB		Baa		BBB	12.5
F1		MIG1/P1		SP1/A1	1.1
Not Rated[f]		Not Rated[f]		Not Rated[f]	2.3
100.0

  Based on total investments.
  Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Funds

63

STATEMENT OF FINANCIAL FUTURES August 31, 2009

		Market Value		Unrealized
BNY Mellon Pennsylvania		Covered by		(Depreciation)
Intermediate Municipal Bond Fund	Contracts	Contracts ($)	Expiration	at 8/31/2009 ($)

Financial Futures Short
U.S. Treasury Long Bond	116	(13,891,000)	December 2009	(75,219)

See notes to financial statements.

STATEMENT OF INVESTMENTS
August 31, 2009

BNY Mellon Massachusetts Intermediate Municipal Bond Fund

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.0%	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts—88.5%
Ashland, GO (Insured; AMBAC)	5.25	5/15/21	1,305,000	1,412,571
Auburn, GO (Insured; AMBAC)	5.13	6/1/20	1,225,000	1,342,747
Bellingham, GO (Insured; AMBAC)	5.38	3/1/14	1,685,000	1,802,124
Boston, GO	5.00	3/1/21	2,000,000	2,232,720
Boston Economic Development and Industrial
Corporation, Public Parking Facility Bonds	4.50	6/1/10	3,000,000	3,086,670
Boston Water and Sewer Commission, General Revenue	5.00	11/1/17	2,000,000	2,333,920
Boston Water and Sewer Commission, General Revenue	5.00	11/1/18	1,500,000	1,753,215
Boston Water and Sewer Commission, General Revenue	5.00	11/1/19	2,170,000	2,377,626
Boston Water and Sewer Commission, General Revenue	5.00	11/1/23	3,920,000	4,186,913
Boston Water and Sewer Commission, System Revenue	9.25	1/1/11	100,000	107,121
Brockton, GO (Municipal Purpose Loan) (Insured; AMBAC)	5.00	6/1/19	1,430,000	1,547,975
Burlington, GO	5.25	2/1/12	200,000	220,042
Burlington, GO	5.25	2/1/13	250,000	282,087
Cambridge, GO (Municipal Purpose Loan)	5.00	12/15/11	510,000	558,649
Cohasset, GO	5.00	6/15/22	895,000	964,720
Cohasset, GO	5.00	6/15/23	895,000	954,321
Everett, GO (Insured; National Public Finance Guarantee Corp.)	5.38	12/15/17	1,250,000	1,421,050
Haverhill, GO (State Qualified Municipal Purpose Loan)
(Insured; National Public Finance Guarantee Corp.)	5.00	6/1/16	1,580,000	1,836,671
Haverhill, GO (State Qualified Municipal Purpose Loan)
(Insured; National Public Finance Guarantee Corp.)	5.00	6/1/18	505,000	572,680
Hingham, GO (Municipal Purpose Loan)	5.38	4/1/17	1,645,000	1,796,389
Hopedale, GO (Insured; AMBAC)	5.00	11/15/19	650,000	712,387
Ipswich, GO (Insured; National Public Finance Guarantee Corp.)	5.00	11/15/14	500,000	575,610
Lynnfield, GO (Municipal Purpose Loan)	5.00	7/1/20	505,000	558,732
Lynnfield, GO (Municipal Purpose Loan)	5.00	7/1/21	525,000	578,476
Lynnfield, GO (Municipal Purpose Loan)	5.00	7/1/22	585,000	630,969
Lynnfield, GO (Municipal Purpose Loan)	5.00	7/1/23	585,000	624,622
Mansfield, GO (Insured; AMBAC)	5.00	8/15/17	1,395,000	1,560,712
Marblehead, GO	5.00	8/15/18	1,340,000	1,485,980
Marblehead, GO	5.00	8/15/22	1,750,000	1,890,770
Mashpee, GO (Insured; FGIC) (Prerefunded)	5.63	11/15/10	500,000 [a]	536,080
Massachusetts, Consolidated Loan	5.50	11/1/16	1,000,000	1,186,530
Massachusetts, Consolidated Loan	5.00	8/1/20	4,000,000	4,539,000
Massachusetts, Consolidated Loan (Insured; FGIC)	5.50	8/1/18	1,035,000	1,236,090
Massachusetts, Consolidated Loan (Insured; FSA)	5.25	8/1/22	5,825,000	6,530,757
Massachusetts, Consolidated Loan (Insured; FSA) (Prerefunded)	5.25	1/1/13	5,000,000 [a]	5,582,200
Massachusetts, Consolidated Loan
(Insured; National Public Finance Guarantee Corp.)	5.50	1/1/12	1,300,000	1,429,168
Massachusetts, Consolidated Loan
(Insured; National Public Finance Guarantee Corp.)	5.50	11/1/12	2,850,000	3,222,580

The Funds

65

STATEMENT OF INVESTMENTS (continued)

BNY Mellon Massachusetts Intermediate Municipal Bond Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts (continued)
Massachusetts, Consolidated Loan (Insured; National
Public Finance Guarantee Corp.) (Prerefunded)	5.00	8/1/12	420,000 [a]	462,361
Massachusetts, Consolidated Loan (Insured; National
Public Finance Guarantee Corp.) (Prerefunded)	5.00	8/1/12	1,580,000 [a]	1,739,359
Massachusetts, Consolidated Loan (Prerefunded)	5.25	11/1/12	2,000,000 [a]	2,230,720
Massachusetts, Consolidated Loan (Prerefunded)	5.25	10/1/13	2,600,000 [a]	2,948,816
Massachusetts, Consolidated Loan (Prerefunded)	5.25	10/1/13	2,500,000 [a]	2,835,400
Massachusetts, Consolidated Loan (Prerefunded)	5.00	3/1/15	1,500,000 [a]	1,735,380
Massachusetts, Consolidated Loan (Prerefunded)	5.00	3/1/15	1,800,000 [a]	2,082,456
Massachusetts, Consolidated Loan (Prerefunded)	5.00	8/1/16	1,000,000 [a]	1,175,290
Massachusetts, Federal Highway, GAN (Insured; FSA)	5.75	6/15/12	2,500,000	2,646,450
Massachusetts, Federal Highway, GAN (Insured; FSA)	5.13	12/15/12	1,500,000	1,516,260
Massachusetts, GO (Insured; AMBAC)	5.50	10/1/18	5,225,000	6,247,532
Massachusetts, GO (Insured; FSA)	5.25	9/1/22	2,275,000	2,664,571
Massachusetts, GO (Insured; FSA)	5.25	9/1/23	5,000,000	5,852,850
Massachusetts, GO (Insured; XLCA)	4.40	12/1/12	2,470,000	2,333,705
Massachusetts, Special Obligation Dedicated Tax
Revenue (Insured; FGIC) (Prerefunded)	5.25	1/1/14	2,500,000 [a]	2,818,400
Massachusetts, Special Obligation Dedicated Tax Revenue
(Insured; National Public Finance Guarantee Corp.)	3.71	1/1/16	3,540,000 [b]	3,247,985
Massachusetts, Special Obligation Revenue	5.38	6/1/11	6,350,000	6,830,632
Massachusetts, Special Obligation Revenue	5.50	6/1/13	1,000,000	1,136,290
Massachusetts Bay Transportation Authority, Assessment Revenue	5.75	7/1/11	165,000	171,478
Massachusetts Bay Transportation Authority, Assessment Revenue	5.00	7/1/18	4,000,000	4,657,080
Massachusetts Bay Transportation Authority,
Assessment Revenue (Prerefunded)	5.25	7/1/14	1,045,000 [a]	1,211,939
Massachusetts Bay Transportation Authority,
Assessment Revenue (Prerefunded)	5.25	7/1/14	1,000,000 [a]	1,159,750
Massachusetts Bay Transportation Authority,
Assessment Revenue (Prerefunded)	5.00	7/1/15	5,000,000 [a]	5,823,400
Massachusetts Bay Transportation Authority, General Transportation
System (Insured; National Public Finance Guarantee Corp.)	5.25	3/1/15	1,000,000	1,144,030
Massachusetts Bay Transportation Authority,
Senior Sales Tax Revenue	5.00	7/1/15	3,500,000	4,029,515
Massachusetts Bay Transportation Authority,
Senior Sales Tax Revenue	5.50	7/1/16	2,500,000	2,956,275
Massachusetts Bay Transportation Authority,
Senior Sales Tax Revenue	5.25	7/1/21	2,515,000	2,970,441
Massachusetts Bay Transportation Authority,
Senior Sales Tax Revenue	5.25	7/1/21	2,000,000	2,362,180
Massachusetts Bay Transportation Authority,
Senior Sales Tax Revenue	5.25	7/1/22	2,430,000	2,863,731
Massachusetts College Building Authority, Project Revenue	5.00	5/1/23	1,000,000	1,065,420

BNY Mellon Massachusetts Intermediate Municipal Bond Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts (continued)
Massachusetts Development Finance Agency,
Education Revenue (Belmont Hill School Issue) (Prerefunded)	5.00	9/1/11	500,000 [a]	539,680
Massachusetts Development Finance Agency,
Education Revenue (Dexter School Project)	5.00	5/1/23	1,400,000	1,447,628
Massachusetts Development Finance Agency,
Education Revenue (Dexter School Project)	5.00	5/1/24	1,465,000	1,511,001
Massachusetts Development Finance Agency,
Higher Education Revenue (Emerson College Issue)	5.00	1/1/16	1,000,000	1,060,000
Massachusetts Development Finance Agency,
Higher Education Revenue (Emerson College Issue)	5.00	1/1/22	2,000,000	2,001,080
Massachusetts Development Finance
Agency, Higher Education Revenue
(Smith College Issue) (Prerefunded)	5.75	7/1/10	1,000,000 [a]	1,051,860
Massachusetts Development Finance Agency,
Revenue (Belmont Hill School Issue)	4.50	9/1/36	1,380,000	1,214,524
Massachusetts Development Finance Agency,
Revenue (Boston College Issue)	5.00	7/1/20	1,000,000	1,105,550
Massachusetts Development Finance Agency,
Revenue (College of the Holy Cross Issue)	5.00	9/1/19	1,000,000	1,112,750
Massachusetts Development Finance Agency,
Revenue (College of the Holy Cross Issue)	5.00	9/1/21	1,800,000	1,966,644
Massachusetts Development Finance Agency,
Revenue (Combined Jewish Philanthropies of
Greater Boston, Inc. Project)	5.25	2/1/22	1,000,000	1,059,670
Massachusetts Development Finance Agency,
Revenue (Curry College Issue) (Insured; ACA)	4.75	3/1/20	530,000	479,321
Massachusetts Development Finance Agency,
Revenue (Curry College Issue) (Insured; ACA)	5.25	3/1/26	1,000,000	911,390
Massachusetts Development Finance Agency,
Revenue (Curry College Issue) (Insured; ACA)	5.00	3/1/36	1,000,000	810,520
Massachusetts Development Finance Agency,
Revenue (Massachusetts College of Pharmacy
and Allied Health Sciences Issue)	6.30	1/1/10	350,000	360,444
Massachusetts Development Finance Agency, Revenue
(Massachusetts College of Pharmacy and Allied Health
Sciences Issue) (Insured; Assured Guaranty)	5.00	7/1/24	2,750,000	2,894,595
Massachusetts Development Finance Agency, Revenue
(Massachusetts College of Pharmacy and Allied Health
Sciences Issue) (Insured; Assured Guaranty)	5.00	7/1/27	1,000,000	1,038,330
Massachusetts Development Finance Agency, Revenue
(Massachusetts College of Pharmacy and Allied
Health Sciences Issue) (Prerefunded)	6.40	1/1/10	370,000 [a]	381,163
Massachusetts Development Finance Agency, Revenue
(Massachusetts College of Pharmacy and Allied
Health Sciences Issue) (Prerefunded)	6.50	1/1/10	395,000 [a]	407,048

The Funds

67

STATEMENT OF INVESTMENTS (continued)

BNY Mellon Massachusetts Intermediate Municipal Bond Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts (continued)
Massachusetts Development Finance Agency, Revenue
(Massachusetts College of Pharmacy and Allied
Health Sciences Issue) (Prerefunded)	6.38	7/1/13	1,000,000 [a]	1,189,740
Massachusetts Development Finance Agency,
Revenue (Milton Academy Issue)	5.00	9/1/19	1,000,000	1,061,020
Massachusetts Development Finance Agency,
Revenue (The Park School Issue)	4.50	9/1/31	1,000,000	905,370
Massachusetts Development Finance Agency,
RRR (Waste Management, Inc. Project)	6.90	12/1/09	1,500,000	1,510,980
Massachusetts Development Finance Agency,
SWDR (Dominion Energy Brayton Point Issue)	5.75	5/1/19	2,000,000	2,079,040
Massachusetts Development Finance Agency,
SWDR (Waste Management, Inc. Project)	5.45	6/1/14	1,000,000	986,570
Massachusetts Educational Financing Authority,
Education Loan Revenue (Insured; AMBAC)	4.70	1/1/10	365,000	367,117
Massachusetts Health and Educational Facilities
Authority, Revenue (Berklee College of Music Issue)	5.00	10/1/22	1,080,000	1,138,817
Massachusetts Health and Educational Facilities
Authority, Revenue (Berklee College of Music Issue)	5.00	10/1/37	3,250,000	3,273,498
Massachusetts Health and Educational Facilities
Authority, Revenue (Boston College Issue)	5.13	6/1/37	2,000,000	2,030,900
Massachusetts Health and Educational Facilities
Authority, Revenue (CareGroup Issue) (Insured;
National Public Finance Guarantee Corp.)	5.25	7/1/20	1,000,000	1,007,660
Massachusetts Health and Educational Facilities
Authority, Revenue (CareGroup Issue) (Insured;
National Public Finance Guarantee Corp.)	5.25	7/1/23	1,000,000	971,210
Massachusetts Health and Educational Facilities
Authority, Revenue (Dana-Farber Cancer Institute Issue)	5.25	12/1/22	2,750,000	2,877,738
Massachusetts Health and Educational Facilities Authority,
Revenue (Dana-Farber Cancer Institute Issue)	5.25	12/1/27	2,000,000	2,089,240
Massachusetts Health and Educational Facilities Authority,
Revenue (Dana-Farber Cancer Institute Issue)	5.00	12/1/37	2,500,000	2,466,275
Massachusetts Health and Educational Facilities
Authority, Revenue (Dartmouth-Hitchcock
Obligated Group Issue) (Insured; FSA)	5.13	8/1/22	2,000,000	2,036,520
Massachusetts Health and Educational Facilities Authority,
Revenue (Harvard University Issue)	5.00	7/15/36	1,000,000	1,032,270
Massachusetts Health and Educational Facilities Authority,
Revenue (Harvard University Issue)	5.50	11/15/36	2,000,000	2,206,320
Massachusetts Health and Educational Facilities Authority,
Revenue (Jordan Hospital Issue)	5.00	10/1/10	500,000	495,295
Massachusetts Health and Educational Facilities Authority,
Revenue (Massachusetts Institute of Technology Issue)	5.50	7/1/22	1,500,000	1,844,670

BNY Mellon Massachusetts Intermediate Municipal Bond Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts (continued)
Massachusetts Health and Educational Facilities Authority,
Revenue (Massachusetts Institute of Technology Issue)	5.00	7/1/23	8,335,000	9,791,541
Massachusetts Health and Educational Facilities Authority,
Revenue (Massachusetts Institute of Technology Issue)	5.00	7/1/38	2,000,000	2,084,060
Massachusetts Health and Educational Facilities Authority,
Revenue (Milford Regional Medical Center Issue)	5.00	7/15/11	500,000	503,165
Massachusetts Health and Educational Facilities Authority,
Revenue (Milford Regional Medical Center Issue)	5.00	7/15/22	500,000	436,810
Massachusetts Health and Educational Facilities Authority,
Revenue (Northeastern University Issue)	4.13	2/16/12	1,500,000	1,534,860
Massachusetts Health and Educational Facilities Authority,
Revenue (Northeastern University Issue)	5.00	10/1/12	975,000	1,050,494
Massachusetts Health and Educational Facilities Authority,
Revenue (Northeastern University Issue)	5.63	10/1/29	3,000,000	3,154,230
Massachusetts Health and Educational Facilities Authority,
Revenue (Northeastern University Issue) (Insured;
National Public Finance Guarantee Corp.)	5.50	10/1/09	420,000	421,483
Massachusetts Health and Educational Facilities Authority,
Revenue (Partners HealthCare System Issue)	5.25	7/1/13	1,595,000	1,614,555
Massachusetts Health and Educational Facilities Authority,
Revenue (Partners HealthCare System Issue)	6.00	7/1/14	1,460,000	1,571,062
Massachusetts Health and Educational Facilities Authority,
Revenue (Partners HealthCare System Issue)	5.00	7/1/16	1,045,000	1,106,498
Massachusetts Health and Educational Facilities Authority,
Revenue (Partners HealthCare System Issue)	5.00	7/1/18	1,500,000	1,630,425
Massachusetts Health and Educational Facilities Authority,
Revenue (Partners HealthCare System Issue)	5.13	7/1/19	1,000,000	1,010,790
Massachusetts Health and Educational Facilities Authority,
Revenue (Partners HealthCare System Issue)	5.00	7/1/21	1,235,000	1,307,482
Massachusetts Health and Educational Facilities Authority,
Revenue (Partners HealthCare System Issue)	5.75	7/1/21	2,325,000	2,405,375
Massachusetts Health and Educational Facilities Authority,
Revenue (Partners HealthCare System Issue)	5.00	7/1/22	250,000	263,048
Massachusetts Health and Educational Facilities Authority,
Revenue (Simmons College Issue)	7.50	10/1/22	1,000,000	1,128,450
Massachusetts Health and Educational Facilities Authority,
Revenue (Simmons College Issue)	8.00	10/1/29	1,800,000	1,961,028
Massachusetts Health and Educational Facilities Authority,
Revenue (Simmons College Issue)	8.00	10/1/39	1,500,000	1,612,230
Massachusetts Health and Educational Facilities Authority,
Revenue (Tufts University Issue)	5.50	8/15/14	1,000,000	1,159,370
Massachusetts Health and Educational Facilities Authority,
Revenue (Tufts University Issue)	5.25	8/15/23	1,000,000	1,112,470

The Funds

69

STATEMENT OF INVESTMENTS (continued)

BNY Mellon Massachusetts Intermediate Municipal Bond Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts (continued)
Massachusetts Health and Educational Facilities Authority,
Revenue (Tufts University Issue)	5.50	2/15/36	1,000,000	1,011,380
Massachusetts Health and Educational Facilities Authority,
Revenue (Tufts University Issue)	5.38	8/15/38	1,000,000	1,066,170
Massachusetts Health and Educational Facilities Authority,
Revenue (UMass Memorial Issue)	5.25	7/1/25	2,000,000	1,865,300
Massachusetts Health and Educational Facilities Authority,
Revenue (UMass Memorial Issue)	5.00	7/1/33	1,000,000	844,960
Massachusetts Health and Educational Facilities Authority,
Revenue (Wellesley College Issue)	5.00	7/1/24	1,000,000	1,051,130
Massachusetts Health and Educational Facilities Authority,
Revenue (Winchester Hospital Issue) (Prerefunded)	6.75	7/1/10	1,505,000 [a]	1,596,850
Massachusetts Housing Finance Agency, Housing Revenue	4.20	12/1/10	905,000	933,417
Massachusetts Housing Finance Agency, Housing Revenue	5.00	12/1/26	1,165,000	1,133,149
Massachusetts Housing Finance Agency, Housing Revenue	5.13	12/1/34	200,000	191,124
Massachusetts Industrial Finance Agency, Education Revenue
(Saint John’s High School of Worcester County, Inc. Issue)	5.70	6/1/18	1,575,000	1,583,111
Massachusetts Industrial Finance Agency,
Revenue (Concord Academy Issue)	5.45	9/1/17	500,000	500,240
Massachusetts Industrial Finance Agency,
Revenue (Concord Academy Issue)	5.50	9/1/27	1,250,000	1,250,225
Massachusetts Municipal Wholesale Electric Company,
Power Supply Project Revenue (Nuclear Project Number 4 Issue)
(Insured; National Public Finance Guarantee Corp.)	5.25	7/1/12	2,000,000	2,136,820
Massachusetts Municipal Wholesale Electric Company,
Power Supply Project Revenue (Nuclear Project Number 4 Issue)
(Insured; National Public Finance Guarantee Corp.)	5.25	7/1/14	5,000,000	5,233,950
Massachusetts Municipal Wholesale Electric Company,
Power Supply Project Revenue (Nuclear Project Number 5 Issue)
(Insured; National Public Finance Guarantee Corp.)	5.00	7/1/11	120,000	126,234
Massachusetts Municipal Wholesale Electric Company,
Power Supply Project Revenue (Project Number 6 Issue)
(Insured; National Public Finance Guarantee Corp.)	5.00	7/1/10	1,635,000	1,674,747
Massachusetts Port Authority, Revenue	5.75	7/1/11	3,500,000	3,797,850
Massachusetts Port Authority, Revenue (Insured; FSA)	5.50	7/1/14	1,265,000	1,279,130
Massachusetts School Building Authority,
Dedicated Sales Tax Revenue (Insured; AMBAC)	5.00	8/15/16	2,720,000	3,117,990
Massachusetts School Building Authority,
Dedicated Sales Tax Revenue (Insured; AMBAC)	5.00	8/15/20	4,000,000	4,448,680
Massachusetts School Building Authority,
Dedicated Sales Tax Revenue (Insured; AMBAC)	5.00	8/15/22	3,500,000	3,824,415
Massachusetts School Building Authority,
Dedicated Sales Tax Revenue (Insured; FSA)	5.00	8/15/15	1,900,000	2,174,645
Massachusetts School Building Authority,
Dedicated Sales Tax Revenue (Insured; FSA)	5.00	8/15/18	5,000,000	5,593,950

BNY Mellon Massachusetts Intermediate Municipal Bond Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts (continued)
Massachusetts School Building Authority,
Dedicated Sales Tax Revenue (Insured; FSA)	5.00	8/15/21	2,000,000	2,222,180
Massachusetts Turnpike Authority, Turnpike Revenue
(Insured; National Public Finance Guarantee Corp.)	5.00	1/1/20	5,000,000	5,723,350
Massachusetts Water Pollution Abatement Trust (Pool Program)	5.63	8/1/13	25,000	26,278
Massachusetts Water Pollution Abatement Trust (Pool Program)	5.25	2/1/14	1,105,000	1,186,671
Massachusetts Water Pollution Abatement Trust (Pool Program)	5.50	8/1/14	30,000	30,413
Massachusetts Water Pollution Abatement Trust (Pool Program)	5.25	8/1/17	170,000	192,787
Massachusetts Water Pollution Abatement Trust (Pool Program)	5.00	8/1/18	75,000	81,905
Massachusetts Water Pollution Abatement Trust (Pool Program)	5.00	8/1/21	2,625,000	2,939,239
Massachusetts Water Pollution Abatement Trust (Pool Program)	5.00	8/1/32	2,000,000	2,041,760
Massachusetts Water Pollution Abatement Trust
(Pool Program) (Prerefunded)	5.25	8/1/11	335,000 [a]	360,018
Massachusetts Water Pollution Abatement Trust
(Pool Program) (Prerefunded)	5.00	8/1/12	3,910,000 [a]	4,286,729
Massachusetts Water Pollution Abatement Trust
(Pool Program) (Prerefunded)	5.25	8/1/14	1,330,000 [a]	1,545,034
Massachusetts Water Pollution Abatement Trust,
State Revolving Fund Revenue	5.00	8/1/18	5,000,000	5,832,500
Massachusetts Water Pollution Abatement Trust,
Water Pollution Abatement Revenue (MWRA Program)	5.75	8/1/29	2,000,000	2,023,300
Massachusetts Water Pollution Abatement Trust, Water Pollution
Abatement Revenue (New Bedford Loan Program)	5.25	2/1/12	500,000	548,315
Massachusetts Water Pollution Abatement Trust,
Water Pollution Abatement Revenue
(South Essex Sewer District Loan Program)	6.38	2/1/15	195,000	195,905
Massachusetts Water Resources Authority, General Revenue	5.00	8/1/19	2,500,000	2,894,000
Massachusetts Water Resources Authority, General Revenue	5.00	8/1/39	1,000,000	1,031,530
Massachusetts Water Resources Authority,
General Revenue (Insured; FSA)	5.50	8/1/11	100,000	108,741
Massachusetts Water Resources Authority,
General Revenue (Insured; FSA)	5.25	8/1/18	500,000	587,430
Massachusetts Water Resources Authority, General Revenue
(Insured; National Public Finance Guarantee Corp.)	6.00	8/1/14	1,000,000	1,182,700
Massachusetts Water Resources Authority, General Revenue
(Insured; National Public Finance Guarantee Corp.)	5.25	8/1/19	1,500,000	1,704,750
Massachusetts Water Resources Authority, General Revenue
(Insured; National Public Finance Guarantee Corp.)	5.25	8/1/21	1,000,000	1,118,520
Massachusetts Water Resources Authority, General Revenue
(Insured; National Public Finance Guarantee Corp.)	5.25	8/1/24	2,500,000	2,745,400
Massachusetts Water Resources Authority, Subordinated General
Revenue (Insured; National Public Finance Guarantee Corp.)	5.50	8/1/11	1,000,000	1,088,170
Middleborough, GO (Insured; National Public Finance Guarantee Corp.)	5.00	12/15/16	1,000,000	1,137,390
Middleborough, GO (Insured; National Public Finance Guarantee Corp.)	5.00	12/15/18	1,275,000	1,409,564

The Funds

71

STATEMENT OF INVESTMENTS (continued)

BNY Mellon Massachusetts Intermediate Municipal Bond Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts (continued)
Milton School, GO	5.00	3/1/23	500,000	538,395
Milton School, GO	5.00	3/1/24	500,000	535,860
Milton School, GO	5.00	3/1/25	500,000	533,565
Northampton, GO (Insured; National Public Finance Guarantee Corp.)	5.13	10/15/16	1,985,000	2,213,394
Northbridge, GO (Insured; AMBAC)	5.25	2/15/17	1,000,000	1,090,090
Pembroke, GO (Insured; National Public Finance Guarantee Corp.)	4.50	8/1/13	695,000	759,663
Pembroke, GO (Insured; National Public Finance Guarantee Corp.)	5.00	8/1/20	960,000	1,035,696
Pittsfield, GO (Insured; National Public Finance Guarantee Corp.)	5.00	4/15/12	1,000,000	1,092,110
Pittsfield, GO (Insured; National Public Finance Guarantee Corp.)	5.50	4/15/14	500,000	546,605
Randolph, GO (Insured; AMBAC)	5.00	9/1/17	1,045,000	1,133,626
Randolph, GO (Insured; AMBAC)	5.00	9/1/24	490,000	506,400
Springfield, GO (Municipal Purpose Loan)
(Insured; FGIC) (Prerefunded)	5.50	8/1/11	1,500,000 [a]	1,647,015
Springfield Water and Sewer Commission,
General Revenue (Insured; AMBAC)	5.00	7/15/22	1,175,000	1,234,349
Springfield Water and Sewer Commission,
General Revenue (Insured; AMBAC)	5.00	7/15/23	1,235,000	1,288,895
University of Massachusetts Building Authority, Revenue	6.88	5/1/14	1,500,000	1,748,010
Westfield, GO (Insured; FGIC) (Prerefunded)	6.50	5/1/10	735,000 [a]	772,118
Worcester, GO (Insured; National Public Finance Guarantee Corp.)	5.25	8/15/16	1,000,000	1,101,540
Worcester, GO (Insured; National Public Finance Guarantee Corp.)	5.25	8/15/17	1,000,000	1,090,970
Worcester, GO (Insured; National Public Finance Guarantee Corp.)	5.00	4/1/18	625,000	669,963
Worcester, GO (Municipal Purpose Loan)
(Insured; National Public Finance Guarantee Corp.)	6.25	7/1/10	755,000	784,732
U.S. Related—9.5%
Government of Guam, LOR (Section 30)	5.63	12/1/29	1,000,000	1,001,060
Guam Economic Development Authority,
Tobacco Settlement Asset-Backed Bonds	5.15	5/15/11	250,000	267,062
Guam Economic Development Authority,
Tobacco Settlement Asset-Backed Bonds	5.20	5/15/12	300,000	329,946
Guam Economic Development Authority,
Tobacco Settlement Asset-Backed Bonds	5.20	5/15/13	1,175,000	1,319,349
Puerto Rico Commonwealth, Public Improvement GO	5.00	7/1/14	2,500,000	2,538,400
Puerto Rico Commonwealth, Public Improvement GO	5.25	7/1/22	1,500,000	1,486,080
Puerto Rico Commonwealth, Public Improvement GO (Insured; FSA)	5.50	7/1/15	1,350,000	1,474,902
Puerto Rico Commonwealth, Public Improvement GO
(Insured; National Public Finance Guarantee Corp.)	6.25	7/1/11	1,050,000	1,108,275
Puerto Rico Commonwealth, Public Improvement GO
(Insured; National Public Finance Guarantee Corp.)	5.50	7/1/14	500,000	527,910
Puerto Rico Commonwealth, Public Improvement GO
(Insured; National Public Finance Guarantee Corp.)	5.50	7/1/15	1,135,000	1,189,026
Puerto Rico Electric Power Authority, Power Revenue
(Insured; National Public Finance Guarantee Corp.)	5.00	7/1/17	1,000,000	1,028,440

BNY Mellon Massachusetts Intermediate Municipal Bond Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related (continued)
Puerto Rico Government Development Bank, Senior Notes	5.00	12/1/12	3,205,000	3,279,773
Puerto Rico Government Development Bank, Senior Notes	5.00	12/1/13	3,000,000	3,067,590
Puerto Rico Government Development Bank, Senior Notes	5.25	1/1/15	2,000,000	2,067,420
Puerto Rico Highways and Transportation
Authority, Highway Revenue	5.00	7/1/16	1,000,000	1,003,660
Puerto Rico Highways and Transportation Authority,
Highway Revenue (Insured; FGIC)	5.50	7/1/16	3,265,000	3,370,655
Puerto Rico Highways and Transportation Authority, Highway
Revenue (Insured; National Public Finance Guarantee Corp.)	6.00	7/1/11	4,000,000	4,102,200
Puerto Rico Highways and Transportation Authority,
Transportation Revenue (Insured; FGIC)	5.25	7/1/15	1,905,000	1,933,232
Puerto Rico Highways and Transportation Authority,
Transportation Revenue (Insured; FGIC)	5.25	7/1/16	1,550,000	1,566,756
Puerto Rico Infrastructure Financing
Authority, Special Tax Revenue	5.00	7/1/20	2,260,000	2,186,414
Puerto Rico Sales Tax Financing Corporation,
Sales Tax Revenue (First Subordinate Series)	0/6.75	8/1/32	1,000,000 [c]	700,000
Puerto Rico Sales Tax Financing Corporation,
Sales Tax Revenue (First Subordinate Series)	6.00	8/1/42	1,500,000	1,567,155
Total Long-Term Municipal Investments
(cost $367,474,221)				382,491,791

Short-Term Municipal Investments—1.0%

Massachusetts;
Massachusetts, Consolidated Loan
(Liquidity Facility; Dexia Credit Locale)	0.17	9/1/09	3,100,000 [d]	3,100,000
Massachusetts Health and Educational Facilities Authority,
Revenue (Capital Asset Program Issue) (LOC; Bank of America)	0.14	9/1/09	800,000 [d]	800,000
Total Short-Term Municipal Investments
(cost $3,900,000)				3,900,000

Total Investments (cost $371,374,221)			99.0%	386,391,791
Cash and Receivables (Net)			1.0%	3,852,075
Net Assets			100.0%	390,243,866

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b	Variable rate security—interest rate subject to periodic change.

c	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

[d]	Variable rate demand note—rate shown is the interest rate in effect at August 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

The Funds

73

STATEMENT OF INVESTMENTS (continued)

Summary of Abbreviations

ABAG		Association of Bay Area Governments		ACA	American Capital Access
AGC		ACE Guaranty Corporation		AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation			ARRN	Adjustable Rate Receipt Notes
BAN		Bond Anticipation Notes		BIGI	Bond Investors Guaranty Insurance
BPA		Bond Purchase Agreement		CGIC	Capital Guaranty Insurance Company
CIC		Continental Insurance Company		CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation			COP	Certificate of Participation
CP		Commercial Paper		EDR	Economic Development Revenue
EIR		Environmental Improvement Revenue		FGIC	Financial Guaranty Insurance Company
FHA		Federal Housing Administration		FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation			FNMA	Federal National Mortgage Association
FSA		Financial Security Assurance		GAN	Grant Anticipation Notes
GIC		Guaranteed Investment Contract		GNMA	Government National Mortgage Association
GO		General Obligation		HR	Hospital Revenue
IDB		Industrial Development Board		IDC	Industrial Development Corporation
IDR		Industrial Development Revenue		LOC	Letter of Credit
LOR		Limited Obligation Revenue		LR	Lease Revenue
MFHR		Multi-Family Housing Revenue		MFMR	Multi-Family Mortgage Revenue
PCR		Pollution Control Revenue		PILOT	Payment in Lieu of Taxes
RAC		Revenue Anticipation Certificates		RAN	Revenue Anticipation Notes
RAW		Revenue Anticipation Warrants		RRR	Resources Recovery Revenue
SAAN		State Aid Anticipation Notes		SBPA	Standby Bond Purchase Agreement
SFHR		Single Family Housing Revenue		SFMR	Single Family Mortgage Revenue
SONYMA		State of New York Mortgage Agency		SWDR	Solid Waste Disposal Revenue
TAN		Tax Anticipation Notes		TAW	Tax Anticipation Warrants
TRAN		Tax and Revenue Anticipation Notes		XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

AAA		Aaa		AAA	50.4
AA		Aa		AA	24.0
A		A		A	15.5
BBB		Baa		BBB	8.5
BB		Ba		BB	.1
F1		MIG1/P1		SP1/A1	1.0
Not Rated[e]		Not Rated[e]		Not Rated[e]	.5
100.0

  Based on total investments.
  Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES August 31, 2009

		Market Value		Unrealized
BNY Mellon Massachusetts		Covered by		(Depreciation)
Intermediate Municipal Bond Fund	Contracts	Contracts ($)	Expiration	at 8/31/2009 ($)

Financial Futures Short
U.S. Treasury Long Bond	88	(10,538,000)	December 2009	(57,062)

See notes to financial statements.

The Funds

75

STATEMENT OF INVESTMENTS
August 31, 2009

BNY Mellon New York Intermediate Tax-Exempt Bond Fund

Long-Term Municipal	Coupon	Maturity	Principal
Investments—94.2%	Rate (%)	Date	Amount ($)	Value ($)

Arizona—.3%
Salt Verde Financial Corporation, Senior Gas Revenue	5.00	12/1/32	500,000	432,645
New York—88.6%
Albany Industrial Development Agency, Civic Facility Revenue
(Saint Peter’s Hospital of the City of Albany Project)	5.75	11/15/22	2,500,000	2,495,175
Battery Park City Authority, Senior Revenue	5.25	11/1/22	1,000,000	1,088,700
Katonah-Lewisboro Union Free School District, GO
(Insured; National Public Finance Guarantee Corp.)	5.00	9/15/15	1,000,000	1,157,950
Long Island Power Authority, Electric System General Revenue	5.25	6/1/14	2,000,000	2,210,800
Long Island Power Authority, Electric System General
Revenue (Insured; National Public Finance Guarantee Corp.)	4.00	5/1/12	850,000	895,135
Long Island Power Authority, Electric System General
Revenue (Insured; National Public Finance Guarantee Corp.)	5.00	12/1/18	1,000,000	1,082,550
Metropolitan Transportation Authority, Dedicated Tax Fund
Revenue (Insured; National Public Finance Guarantee Corp.)	5.25	11/15/15	2,000,000	2,106,860
Metropolitan Transportation Authority,
Transit Facilities Revenue (Insured; FGIC)	0.00	7/1/11	1,000,000 [a]	980,800
Metropolitan Transportation Authority, Transportation Revenue	5.00	11/15/17	1,000,000	1,084,480
Nassau County, GO (Insured; FSA)	5.00	7/1/22	1,000,000	1,090,460
Nassau County Interim Finance Authority,
Sales Tax Secured Revenue (Insured; AMBAC)	5.00	11/15/16	1,500,000	1,630,875
Nassau County Interim Finance Authority,
Sales Tax Secured Revenue (Insured; AMBAC)	5.00	11/15/17	1,500,000	1,624,680
Nassau County Interim Finance Authority, Sales Tax Secured
Revenue (Insured; National Public Finance Guarantee Corp.)	5.00	11/15/16	1,000,000	1,144,450
Nassau County Sewer and Storm Water Finance Authority, System
Revenue (Insured; Berkshire Hathaway Assurance Corporation)	5.38	11/1/28	1,000,000	1,107,830
New York City, GO	5.00	8/1/14	465,000	468,585
New York City, GO	5.00	8/1/18	1,000,000	1,093,920
New York City, GO	5.25	9/1/20	1,000,000	1,113,120
New York City, GO	5.13	12/1/22	1,000,000	1,078,330
New York City, GO	5.25	9/1/23	1,000,000	1,085,040
New York City, GO (Insured; FSA)	5.00	4/1/18	1,000,000	1,089,900
New York City Industrial Development Agency, PILOT Revenue
(Queens Baseball Stadium Project) (Insured; Assured Guaranty)	6.50	1/1/46	500,000	555,745
New York City Industrial Development Agency, PILOT Revenue
(Yankee Stadium Project) (Insured; Assured Guaranty)	7.00	3/1/49	1,000,000	1,149,050
New York City Industrial Development Agency, Special Revenue
(New York City—New York Stock Exchange Project)	5.00	5/1/21	1,000,000	1,066,820
New York City Industrial Development Agency, Special Revenue
(New York City—New York Stock Exchange Project)	5.00	5/1/29	1,000,000	1,023,810
New York City Municipal Water Finance Authority,
Water and Sewer System Revenue	5.75	6/15/40	1,275,000	1,393,894
New York City Municipal Water Finance Authority, Water and
Sewer System Second General Resolution Revenue	5.00	6/15/20	2,500,000	2,787,300

BNY Mellon New York Intermediate Tax-Exempt Bond Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York City Transitional Finance Authority, Building Aid Revenue	5.25	1/15/25	1,545,000	1,640,017
New York City Transitional Finance Authority, Building Aid Revenue	5.25	1/15/27	1,650,000	1,737,235
New York City Transitional Finance Authority,
Future Tax Secured Revenue	5.38	2/1/13	1,000,000	1,062,140
New York City Transitional Finance Authority,
Future Tax Secured Revenue	5.38	2/15/14	1,000,000	1,086,290
New York City Transitional Finance Authority,
Future Tax Secured Revenue	5.50	11/15/17	1,755,000	1,946,418
New York City Transitional Finance Authority, Future Tax Secured
Revenue (Insured; National Public Finance Guarantee Corp.)	4.75	11/15/15	500,000	504,145
New York City Transitional Finance Authority,
Future Tax Secured Subordinate Revenue	5.00	11/1/18	1,750,000	2,014,985
New York City Trust for Cultural Resources, Revenue
(Lincoln Center for the Performing Arts, Inc.)	5.75	12/1/16	1,000,000	1,131,490
New York City Trust for Cultural Resources,
Revenue (The Juilliard School)	5.00	1/1/34	1,850,000	1,929,790
New York City Trust for Cultural Resources,
Revenue (The Juilliard School)	5.00	1/1/39	3,750,000	3,885,600
New York City Trust for Cultural Resources,
Revenue (The Museum of Modern Art)	5.00	4/1/25	1,150,000	1,243,932
New York City Trust for Cultural Resources,
Revenue (The Museum of Modern Art)	5.00	4/1/31	1,000,000	1,042,970
New York Liberty Development Corporation,
Revenue (Goldman Sachs Headquarters Issue)	5.00	10/1/15	1,850,000	1,908,904
New York Local Government Assistance Corporation, Revenue	5.00	4/1/18	2,500,000	2,827,775
New York Local Government Assistance Corporation,
Subordinate Lien Revenue (Insured; FSA)	5.00	4/1/13	2,000,000	2,243,300
New York State, GO	5.00	4/15/14	1,000,000	1,110,440
New York State, GO	5.25	3/15/15	2,750,000	2,904,935
New York State, GO	5.00	3/1/19	1,000,000	1,128,490
New York State, GO	5.00	2/15/26	2,600,000	2,822,170
New York State Dormitory Authority, Consolidated
Fifth General Resolution Revenue (City University System)	5.00	7/1/19	1,000,000	1,078,440
New York State Dormitory Authority, Consolidated
Revenue (City University System) (Insured; FGIC)	5.75	7/1/18	2,370,000	2,631,601
New York State Dormitory Authority, Court Facilities LR
(The City of New York Issue) (Prerefunded)	5.38	5/15/13	1,000,000 [b]	1,146,000
New York State Dormitory Authority, LR
(State University Dormitory Facilities Issue)	5.00	7/1/18	1,000,000	1,065,710
New York State Dormitory Authority, Revenue (Columbia University)	5.00	7/1/12	1,000,000	1,106,420
New York State Dormitory Authority, Revenue (Columbia University)	5.00	7/1/18	1,500,000	1,704,390
New York State Dormitory Authority, Revenue (Columbia University)	5.00	7/1/38	500,000	521,360
New York State Dormitory Authority, Revenue (Fordham University)
(Insured; National Public Finance Guarantee Corp.)	5.00	7/1/18	405,000	421,066

The Funds

77

STATEMENT OF INVESTMENTS (continued)

BNY Mellon New York Intermediate Tax-Exempt Bond Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Dormitory Authority, Revenue
(Memorial Sloan-Kettering Cancer Center)	5.00	7/1/11	1,000,000	1,066,990
New York State Dormitory Authority, Revenue
(Memorial Sloan-Kettering Cancer Center)
(Insured; National Public Finance Guarantee Corp.)	5.00	7/1/20	3,250,000	3,390,692
New York State Dormitory Authority, Revenue
(Mount Sinai NYU Health Obligated Group)	5.50	7/1/26	1,725,000	1,725,190
New York State Dormitory Authority, Revenue (New York
University) (Insured; National Public Finance Guarantee Corp.)	5.00	7/1/21	1,500,000	1,584,480
New York State Dormitory Authority, Revenue
(Rochester Institute of Technology) (Insured; AMBAC)	5.00	7/1/13	500,000	506,125
New York State Dormitory Authority, Revenue
(State University Educational Facilities) (Insured; CMAC)	5.25	5/15/15	500,000	552,330
New York State Dormitory Authority, Revenue
(State University Educational Facilities)
(Insured; National Public Finance Guarantee Corp.)	5.88	5/15/11	1,500,000	1,613,280
New York State Dormitory Authority, Revenue
(State University Educational Facilities)
(Insured; National Public Finance Guarantee Corp.)	5.00	5/15/15	800,000	801,352
New York State Dormitory Authority, Revenue (The New York
Public Library) (Insured; National Public Finance Guarantee Corp.)	0.00	7/1/10	600,000 [a]	596,712
New York State Dormitory Authority,
Revenue (The Rockefeller University)	5.00	7/1/25	1,000,000	1,117,220
New York State Dormitory Authority,
Revenue (The Rockefeller University)	5.00	7/1/40	5,000,000	5,208,700
New York State Dormitory Authority, Revenue
(Upstate Community Colleges) (Insured; AMBAC)	5.00	7/1/14	1,105,000	1,118,536
New York State Dormitory Authority, Revenue (Vassar College)	5.00	7/1/15	675,000	770,769
New York State Dormitory Authority,
Secured HR (The Bronx-Lebanon Hospital Center)	4.00	8/15/14	1,000,000	1,064,210
New York State Dormitory Authority,
State Personal Income Tax Revenue (Education)	5.00	3/15/16	1,000,000	1,100,500
New York State Dormitory Authority,
State Personal Income Tax Revenue (Education)	5.75	3/15/36	1,000,000	1,098,500
New York State Dormitory Authority, Third General Resolution
Revenue (State University Educational Facilities Issue)	5.25	5/15/12	1,500,000	1,621,170
New York State Environmental Facilities Corporation,
State Clean Water and Drinking Water Revolving Funds Revenue
(New York City Municipal Water Finance Authority Projects)	5.25	6/15/12	390,000	391,357
New York State Environmental Facilities Corporation, State Clean
Water and Drinking Water Revolving Funds Revenue (New York
City Municipal Water Finance Authority Projects)	5.25	6/15/14	1,500,000	1,733,775
New York State Environmental Facilities Corporation, State Clean
Water and Drinking Water Revolving Funds Revenue (New York
City Municipal Water Finance Authority Projects)	5.38	6/15/15	1,000,000	1,101,160

BNY Mellon New York Intermediate Tax-Exempt Bond Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Environmental Facilities Corporation, State Clean
Water and Drinking Water Revolving Funds Revenue (New York
City Municipal Water Finance Authority Projects)	5.25	6/15/17	1,000,000	1,090,030
New York State Environmental Facilities Corporation, State Clean
Water and Drinking Water Revolving Funds Revenue (New York
City Municipal Water Finance Authority Projects)	5.25	6/15/19	775,000	819,067
New York State Environmental Facilities Corporation, State Water
Pollution Control Revolving Fund Revenue (New York City
Municipal Water Finance Authority Project)	7.00	6/15/12	150,000	150,740
New York State Environmental Facilities Corporation, State Water
Pollution Control Revolving Fund Revenue (Pooled Loan Issue)	7.20	3/15/11	5,000	5,027
New York State Medical Care Facilities Finance Agency,
Secured Mortgage Revenue (Collateralized; SONYMA)	6.38	11/15/20	440,000	440,761
New York State Mortgage Agency, Homeowner Mortgage Revenue	5.10	10/1/17	1,000,000	1,010,880
New York State Mortgage Agency, Homeowner Mortgage Revenue	5.38	10/1/17	1,000,000	1,005,390
New York State Power Authority, Revenue (Insured; FGIC)	5.00	11/15/20	1,000,000	1,075,340
New York State Power Authority, Revenue (Prerefunded)	5.00	11/15/12	2,500,000 [b]	2,812,975
New York State Thruway Authority,
General Revenue (Insured; AMBAC)	5.00	1/1/19	1,000,000	1,071,850
New York State Thruway Authority, Highway and
Bridge Trust Fund Bonds (Insured; National
Public Finance Guarantee Corp.) (Prerefunded)	5.25	10/1/11	1,000,000 [b]	1,092,080
New York State Thruway Authority, Local Highway
and Bridge Service Contract Bonds	5.50	4/1/14	1,000,000	1,085,380
New York State Thruway Authority, Second General
Highway and Bridge Trust Fund Bonds (Insured; AMBAC)	5.00	4/1/25	2,000,000	2,102,640
New York State Thruway Authority, Second General Highway
and Bridge Trust Fund Bonds (Insured; FSA) (Prerefunded)	4.75	4/1/13	1,000,000 [b]	1,103,200
New York State Urban Development Corporation,
Corporate Purpose Senior Lien Revenue	5.50	7/1/16	1,115,000	1,119,070
New York State Urban Development Corporation,
Service Contract Revenue	5.25	1/1/24	2,375,000	2,514,151
Onondaga County, GO	5.00	5/1/17	1,150,000	1,245,680
Onondaga County, GO (Prerefunded)	5.00	5/1/12	350,000 [b]	387,380
Orange County, GO	5.00	7/15/19	1,000,000	1,103,850
Orange County, GO	5.00	7/15/20	1,000,000	1,092,660
Port Authority of New York and New Jersey
(Consolidated Bonds, 125th Series) (Insured; FSA)	5.00	10/15/19	2,000,000	2,159,220
Port Authority of New York and New Jersey
(Consolidated Bonds, 128th Series) (Insured; FSA)	5.00	11/1/18	1,000,000	1,091,790
Port Authority of New York and New Jersey
(Consolidated Bonds, 140th Series) (Insured; FSA)	5.00	12/1/19	1,000,000	1,097,330
Port Authority of New York and New Jersey
(Consolidated Bonds, 142nd Series)	5.00	7/15/21	1,000,000	1,086,940

The Funds

79

STATEMENT OF INVESTMENTS (continued)

BNY Mellon New York Intermediate Tax-Exempt Bond Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Rockland County, GO (Various Purpose)	5.00	10/1/15	500,000	536,365
Sales Tax Asset Receivable Corporation, Sales Tax Asset Revenue
(Insured; National Public Finance Guarantee Corp.)	5.00	10/15/25	1,450,000	1,528,300
Suffolk County, Public Improvement GO (Insured; FGIC)	5.00	10/1/13	750,000	787,215
Suffolk County Water Authority, Water System Revenue
(Insured; National Public Finance Guarantee Corp.)	4.00	6/1/14	1,000,000	1,078,900
Tobacco Settlement Financing Corporation, Asset-Backed
Revenue Bonds (State Contingency Contract Secured)	5.00	6/1/12	2,000,000	2,166,360
Triborough Bridge and Tunnel Authority, General Purpose Revenue	6.00	1/1/12	785,000	836,135
Triborough Bridge and Tunnel Authority, General Purpose Revenue	5.25	1/1/16	1,000,000	1,068,260
Triborough Bridge and Tunnel Authority,
General Purpose Revenue (Prerefunded)	5.25	1/1/22	1,000,000 [b]	1,208,080
Triborough Bridge and Tunnel Authority, General Revenue	5.25	11/15/15	1,000,000	1,159,000
Triborough Bridge and Tunnel Authority, General Revenue	5.25	11/15/16	2,000,000	2,195,500
Triborough Bridge and Tunnel Authority, General Revenue	5.25	11/15/17	775,000	848,734
Troy Industrial Development Authority, Civic Facility
Revenue (Rensselaer Polytechnic Institute Project)	5.00	9/1/10	2,000,000	2,051,320
Westchester County, GO	4.00	11/15/15	1,000,000	1,094,130
Westchester County Health Care Corporation,
Subordinate Lien Revenue	5.13	11/1/15	1,100,000	1,142,075
U.S. Related—5.3%
Puerto Rico Commonwealth, Public Improvement GO	5.50	7/1/13	1,000,000	1,039,600
Puerto Rico Highways and Transportation Authority,
Highway Revenue (Insured; National
Public Finance Guarantee Corp.)	6.00	7/1/11	1,000,000	1,025,550
Puerto Rico Highways and Transportation Authority,
Transportation Revenue (Prerefunded)	5.25	7/1/12	1,000,000 [b]	1,107,300
Puerto Rico Housing Finance Authority, Capital Fund Program
Revenue (Puerto Rico Housing Administration Projects)	5.00	12/1/18	260,000	270,465
Puerto Rico Housing Finance Authority, Capital Fund Program
Revenue (Puerto Rico Housing Administration Projects)	5.00	12/1/19	270,000	279,353
Puerto Rico Housing Finance Authority, Capital Fund
Program Revenue (Puerto Rico Housing
Administration Projects) (Prerefunded)	5.00	12/1/13	730,000 [b]	823,484
Puerto Rico Housing Finance Authority, Capital Fund
Program Revenue (Puerto Rico Housing
Administration Projects) (Prerefunded)	5.00	12/1/13	740,000 [b]	834,764

BNY Mellon New York Intermediate Tax-Exempt Bond Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related (continued)
Puerto Rico Sales Tax Financing Corporation,
Sales Tax Revenue (First Subordinate Series)	0/6.75	8/1/32	1,000,000 [c]	700,000
Puerto Rico Sales Tax Financing Corporation,
Sales Tax Revenue (First Subordinate Series)	0.00	8/1/34	2,000,000 [a]	383,440
Puerto Rico Sales Tax Financing Corporation,
Sales Tax Revenue (First Subordinate Series)	6.00	8/1/42	2,500,000	2,611,925
Total Long-Term Municipal Investments
(cost $152,816,556)				160,587,651

Short-Term Municipal Investments—4.1%

New York;
Long Island Power Authority, Electric System Subordinated
Revenue (LOC; State Street Bank and Trust Co.)	0.12	9/1/09	1,100,000 [d]	1,100,000
New York City, GO Notes (Liquidity Facility;
Dexia Credit Locale and LOC; Dexia Credit Locale)	0.35	9/1/09	1,700,000 [d]	1,700,000
New York City, GO Notes (LOC; JPMorgan Chase Bank)	0.12	9/1/09	200,000 [d]	200,000
New York City, GO Notes (LOC; JPMorgan Chase Bank)	0.12	9/1/09	200,000 [d]	200,000
New York City Municipal Water Finance Authority,
Water and Sewer System Second General Resolution
Revenue (Liquidity Facility; Dexia Credit Locale)	0.35	9/1/09	3,850,000 [d]	3,850,000
Total Short-Term Municipal Investments
(cost $7,050,000)				7,050,000

Total Investments (cost $159,866,556)			98.3%	167,637,651
Cash and Receivables (Net)			1.7%	2,957,576
Net Assets			100.0%	170,595,227

a	Security issued with a zero coupon. Income is recognized through the accretion of discount.

b	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

[d]	Variable rate demand note—rate shown is the interest rate in effect at August 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

The Funds

81

STATEMENT OF INVESTMENTS (continued)

Summary of Abbreviations

ABAG		Association of Bay Area Governments		ACA	American Capital Access
AGC		ACE Guaranty Corporation		AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation			ARRN	Adjustable Rate Receipt Notes
BAN		Bond Anticipation Notes		BIGI	Bond Investors Guaranty Insurance
BPA		Bond Purchase Agreement		CGIC	Capital Guaranty Insurance Company
CIC		Continental Insurance Company		CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation			COP	Certificate of Participation
CP		Commercial Paper		EDR	Economic Development Revenue
EIR		Environmental Improvement Revenue		FGIC	Financial Guaranty Insurance Company
FHA		Federal Housing Administration		FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation			FNMA	Federal National Mortgage Association
FSA		Financial Security Assurance		GAN	Grant Anticipation Notes
GIC		Guaranteed Investment Contract		GNMA	Government National Mortgage Association
GO		General Obligation		HR	Hospital Revenue
IDB		Industrial Development Board		IDC	Industrial Development Corporation
IDR		Industrial Development Revenue		LOC	Letter of Credit
LOR		Limited Obligation Revenue		LR	Lease Revenue
MFHR		Multi-Family Housing Revenue		MFMR	Multi-Family Mortgage Revenue
PCR		Pollution Control Revenue		PILOT	Payment in Lieu of Taxes
RAC		Revenue Anticipation Certificates		RAN	Revenue Anticipation Notes
RAW		Revenue Anticipation Warrants		RRR	Resources Recovery Revenue
SAAN		State Aid Anticipation Notes		SBPA	Standby Bond Purchase Agreement
SFHR		Single Family Housing Revenue		SFMR	Single Family Mortgage Revenue
SONYMA		State of New York Mortgage Agency		SWDR	Solid Waste Disposal Revenue
TAN		Tax Anticipation Notes		TAW	Tax Anticipation Warrants
TRAN		Tax and Revenue Anticipation Notes		XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

AAA		Aaa		AAA	35.5
AA		Aa		AA	47.6
A		A		A	10.3
BBB		Baa		BBB	2.1
F1		MIG1/P1		SP1/A1	4.2
Not Rated[e]		Not Rated[e]		Not Rated[e]	.3
100.0

  Based on total investments.
  Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

STATEMENT OF INVESTMENTS
August 31, 2009

BNY Mellon Municipal Opportunities Fund

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.7%	Rate (%)	Date	Amount ($)	Value ($)

Alabama—4.0%
Jefferson County, Limited Obligation School Warrants (Insured; FSA)	5.50	2/15/16	5,000,000 [g]	4,530,550
Tuscaloosa Public Educational Building Authority, Student Housing
Revenue (Ridgecrest Student Housing, LLC University of Alabama
Ridgecrest Residential Project) (Insured; Assured Guaranty)	6.75	7/1/33	1,000,000 [g]	1,130,510
Arizona—.6%
Arizona Board of Regents, Arizona State University
System Revenue (Polytechnic Campus Project)	6.00	7/1/27	750,000 [g]	852,877
California—25.2%
California, GO (Various Purpose)	6.50	4/1/33	1,000,000	1,109,040
California, GO (Various Purpose)	6.00	4/1/38	2,250,000	2,380,905
California Educational Facilities Authority,
Revenue (California Institute of Technology)	5.00	11/1/39	2,500,000 [g]	2,592,675
California Educational Facilities Authority,
Revenue (University of Southern California)	5.25	10/1/38	1,000,000 [g]	1,056,900
California Educational Facilities Authority,
Revenue (University of Southern California)	5.25	10/1/39	2,500,000 [g]	2,638,450
California Health Facilities Financing Authority,
Revenue (Providence Health and Services)	6.50	10/1/38	500,000	544,665
California Infrastructure and Economic Development Bank, Revenue
(California Independent System Operator Corporation Project)	6.25	2/1/39	3,000,000	3,098,040
California Statewide Communities Development Authority,
Mortgage Revenue (Methodist Hospital of Southern
California Project) (Collateralized; FHA)	6.75	2/1/38	2,500,000	2,646,100
California Statewide Communities Development
Authority, Revenue (Kaiser Permanente)	5.00	4/1/19	2,000,000	2,087,360
Golden State Tobacco Securitization Corporation,
Tobacco Settlement Asset-Backed Bonds	4.50	6/1/27	990,000	901,672
Los Angeles Unified School District, GO	5.00	1/1/34	1,000,000 [g]	1,009,220
M-S-R Energy Authority, Gas Revenue	7.00	11/1/34	3,730,000 [a]	3,911,987
New Haven Unified School District, GO (Insured; Assured Guaranty)	0.00	8/1/32	6,500,000 [b,g]	1,497,340
Northern California Gas Authority Number 1, Gas Project Revenue	1.12	7/1/27	660,000 [c]	456,225
Sacramento County, Airport System Subordinate
and Passenger Facility Charges Grant Revenue	6.00	7/1/35	3,000,000	3,036,600
San Diego Regional Building Authority, LR (County
Operations Center and Annex Redevelopment Project)	5.38	2/1/36	2,000,000	2,054,180
San Diego Unified School District, GO	0.00	7/1/25	4,000,000 [b,g]	1,702,080
Santa Barbara Financing Authority, Revenue (Airport Project)	5.00	7/1/39	2,270,000	2,262,850
South Bayside Waste Management Authority, Solid Waste
Enterprise Revenue (Shoreway Environmental Center)	6.00	9/1/36	1,000,000 [a]	1,011,240

The Funds

83

STATEMENT OF INVESTMENTS (continued)

BNY Mellon Municipal Opportunities Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Colorado—1.5%
Colorado Health Facilities Authority, Revenue
(Catholic Health Initiatives)	6.00	10/1/23	500,000	558,160
Denver City and County, Airport System Revenue (Insured:
Assured Guaranty and National Public Finance Guarantee Corp.)	5.25	11/15/19	1,000,000	1,012,950
Northern Colorado Water Conservancy District Building
Corporation, COP (Lease Purchase Agreement)
(Insured; National Public Finance Guarantee Corp.)	5.50	10/1/16	500,000	535,015
Florida—6.1%
Brevard County Health Facilities Authority, Health
Facilities Revenue (Health First, Inc. Project)	7.00	4/1/39	1,500,000	1,564,710
Florida Municipal Power Agency, All-Requirements
Power Supply Project Revenue	6.25	10/1/31	1,000,000	1,107,200
Miami-Dade County Educational Facilities Authority,
Revenue (University of Miami Issue) (Insured;
Berkshire Hathaway Assurance Corporation)	5.50	4/1/38	600,000 [g]	622,074
Palm Beach County, Public Improvement Revenue	5.38	11/1/28	1,000,000	1,060,440
Palm Beach County School Board, COP (Master Lease Purchase
Agreement) (Insured; National Public Finance Guarantee Corp.)	5.00	8/1/12	500,000 [g]	534,665
Palm Beach County Solid Waste Authority, Improvement Revenue
(Insured; Berkshire Hathaway Assurance Corporation)	5.00	10/1/27	1,750,000	1,833,248
Sarasota County Public Hospital District, HR
(Sarasota Memorial Hospital Project)	5.63	7/1/39	2,000,000	2,008,080
Georgia—2.8%
Burke County Development Authority, PCR
(Oglethorpe Power Corporation Vogtle Project)	7.00	1/1/23	1,000,000	1,147,340
Chatham County Hospital Authority, HR Improvement
(Memorial Health University Medical Center, Inc.)	5.75	1/1/29	2,000,000	1,706,080
Municipal Electric Authority of Georgia, GO
(Project One Subordinated Bonds)	5.75	1/1/20	1,000,000	1,144,300
Hawaii—2.2%
Hawaii Department of Budget and Finance,
Special Purpose Revenue (Hawaiian Electric
Company, Inc. and Subsidiary Projects)	6.50	7/1/39	3,000,000	3,146,220
Illinois—.7%
Illinois Finance Authority, Revenue (The Art Institute of Chicago)	6.00	3/1/38	1,000,000 [g]	1,047,160
Kentucky—.4%
Kentucky Property and Buildings Commission,
Revenue (Project Number 90)	5.38	11/1/23	500,000	548,675
Louisiana—5.4%
Louisiana Citizens Property Insurance Corporation,
Assessment Revenue (Insured; Assured Guaranty)	6.13	6/1/25	4,000,000	4,446,880
Louisiana Public Facilities Authority,
Revenue (CHRISTUS Health Obligated Group)	6.00	7/1/29	1,000,000	1,016,980
New Orleans Aviation Board,
Revenue (Insured; Assured Guaranty)	6.00	1/1/23	2,000,000	2,177,120

BNY Mellon Municipal Opportunities Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Maryland—1.6%
Maryland Health and Higher Educational Facilities
Authority, Revenue (Anne Arundel Health System Issue)	6.75	7/1/29	2,000,000	2,311,180
Massachusetts—9.7%
Massachusetts Development Finance Agency,
SWDR (Dominion Energy Brayton Point Issue)	5.75	5/1/19	2,000,000	2,079,040
Massachusetts Development Finance Agency,
SWDR (Waste Management, Inc. Project)	5.50	5/1/14	1,000,000	1,017,390
Massachusetts Health and Educational Facilities
Authority, Revenue (Harvard University Issue)	5.50	11/15/36	4,000,000 [g]	4,412,640
Massachusetts Health and Educational Facilities Authority,
Revenue (Massachusetts Institute of Technology Issue)	5.50	7/1/22	500,000 [g]	614,890
Massachusetts Health and Educational Facilities
Authority, Revenue (Simmons College Issue)	7.50	10/1/22	500,000 [g]	564,225
Massachusetts Health and Educational Facilities
Authority, Revenue (Simmons College Issue)	8.00	10/1/39	2,000,000 [g]	2,149,640
Massachusetts Housing Finance Agency, SFHR	6.00	12/1/37	1,000,000	1,035,040
Massachusetts Water Pollution Abatement Trust,
Water Pollution Abatement Revenue (MWRA Program)	5.75	8/1/29	645,000	652,514
Massachusetts Water Resources Authority,
General Revenue (Insured; FSA)	5.25	8/1/32	1,150,000	1,299,143
Michigan—.7%
Detroit, Water Supply System Second Lien Revenue (Insured; FSA)	5.00	7/1/22	950,000	980,438
Minnesota—.8%
Minneapolis, Health Care System
Revenue (Fairview Health Services)	6.63	11/15/28	1,000,000	1,103,870
Mississippi—.3%
Mississippi Business Finance Corporation, Gulf Opportunity
Zone IDR (Northrop Grumman Ship Systems, Inc. Project)	4.55	12/1/28	500,000	433,380
Missouri—.7%
Cape Girardeau County Industrial Development Authority,
Health Facilities Revenue (Saint Francis Medical Center)	5.50	6/1/34	385,000	386,078
Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue (The Washington University)	5.38	3/15/39	500,000 [g]	538,805
New Hampshire—1.0%
New Hampshire Health and Education Facilities Authority,
Revenue (University System of New Hampshire Issue)	4.75	7/1/23	1,320,000 [g]	1,362,874
New Jersey—2.3%
New Jersey, COP (Equipment Lease Purchase Agreement)	5.25	6/15/28	1,000,000	1,023,750
New Jersey Educational Facilities Authority, Revenue
(University of Medicine and Dentistry of New Jersey Issue)	7.50	12/1/32	2,000,000	2,210,980
New York—7.1%
Metropolitan Transportation Authority, Transportation Revenue	6.50	11/15/28	500,000	565,390
New York City, GO	5.25	9/1/23	2,000,000	2,170,080
New York City, GO	6.00	10/15/23	500,000	571,260

The Funds

85

STATEMENT OF INVESTMENTS (continued)

BNY Mellon Municipal Opportunities Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York City Industrial Development Agency, PILOT Revenue
(Queens Baseball Stadium Project) (Insured; Assured Guaranty)	6.50	1/1/46	500,000	555,745
New York City Industrial Development Agency, PILOT Revenue
(Yankee Stadium Project) (Insured; Assured Guaranty)	7.00	3/1/49	1,300,000	1,493,765
New York City Municipal Water Finance Authority,
Water and Sewer System Revenue	5.75	6/15/40	1,000,000	1,093,250
New York City Municipal Water Finance Authority, Water and
Sewer System Second General Resolution Revenue	5.50	6/15/40	1,500,000	1,609,605
New York City Transitional Finance Authority, Building Aid Revenue	5.25	1/15/27	1,000,000	1,052,870
New York State Dormitory Authority,
State Personal Income Tax Revenue (Education)	5.75	3/15/36	1,000,000 [g]	1,098,500
North Carolina—3.4%
Charlotte-Mecklenburg Hospital Authority, Health Care
Revenue (Carolinas HealthCare System)	5.25	1/15/34	1,000,000	1,016,220
JPMorgan Chase Putters/Drivers Trust (North Carolina Capital
Facilities Finance Agency, Revenue (Duke University Project))	14.38	10/1/16	1,000,000 [c,d,g]	1,154,160
North Carolina Eastern Municipal Power Agency,
Power System Revenue (Insured; Assured Guaranty)	6.00	1/1/19	250,000	265,780
North Carolina Eastern Municipal Power Agency,
Power System Revenue (Insured; FGIC)	5.50	1/1/17	500,000	500,535
University of North Carolina, System Pool Revenue
(Pool General Trust Indenture of the Board of
Governors of The University of North Carolina)	5.50	10/1/34	1,890,000 [g]	1,923,566
Ohio—.8%
Montgomery County, Revenue (Catholic Health Initiatives)	6.25	10/1/33	1,000,000	1,077,450
Oregon—1.5%
Oregon Health and Science University, Revenue	5.75	7/1/39	2,000,000 [g]	2,066,580
Other State—1.9%
California, GO (Various Purpose) (Build America Bonds)	7.55	4/1/39	2,500,000	2,683,700
Texas—2.7%
Dallas, GO	5.00	2/15/27	515,000	555,077
Forney Independent School District, Unlimited Tax School
Building Bonds (Permanent School Fund Guarantee Program)	5.75	8/15/33	1,000,000 [g]	1,101,350
Harris County Health Facilities Development Corporation,
HR (Memorial Hermann Healthcare System)	7.00	12/1/27	1,000,000	1,107,500
Houston, Airport System Senior Lien Revenue	5.50	7/1/39	1,000,000	1,027,370
Washington—3.6%
FYI Properties, LR (State of Washington
Department of Information Services Project)	5.50	6/1/39	5,000,000	5,049,150

BNY Mellon Municipal Opportunities Fund (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Wisconsin—3.5%
Wisconsin, General Fund Annual Appropriation Bonds	5.38	5/1/25	1,000,000	1,110,720
Wisconsin, General Fund Annual Appropriation Bonds	5.75	5/1/33	1,500,000	1,639,410
Wisconsin, General Fund Annual Appropriation Bonds	6.00	5/1/33	1,000,000	1,116,460
Wisconsin, General Fund Annual Appropriation Bonds	6.00	5/1/36	1,000,000	1,111,490
Wyoming—1.5%
Campbell County, Solid Waste Facilities
Revenue (Basin Electric Power
Cooperative—Dry Fork Station Facilities)	5.75	7/15/39	2,000,000	2,073,020
U.S. Related—6.7%
Government of Guam, LOR (Section 30)	5.75	12/1/34	1,000,000	1,009,150
Puerto Rico Electric Power Authority, Power Revenue
(Insured; National Public Finance Guarantee Corp.)	5.00	7/1/17	750,000	771,330
Puerto Rico Sales Tax Financing Corporation,
Sales Tax Revenue (First Subordinate Series)	0/6.75	8/1/32	1,000,000 [e]	700,000
Puerto Rico Sales Tax Financing Corporation,
Sales Tax Revenue (First Subordinate Series)	0.00	8/1/34	5,000,000 [b]	958,600
Puerto Rico Sales Tax Financing Corporation,
Sales Tax Revenue (First Subordinate Series)	6.00	8/1/42	3,870,000	4,043,260
Virgin Islands Public Finance Authority,
Subordinated Revenue (Virgin Islands
Matching Fund Loan Note— Diageo Project)	6.75	10/1/37	2,000,000	2,041,740
Total Long-Term Municipal Investments
(cost $130,159,206)				140,218,723

Short-Term Municipal Investments—2.1%

California—.1%
Irvine Reassessment District Number 85-7,
Limited Obligation Improvement Bonds (Insured;
FSA and Liquidity Facility; Dexia Credit Locale)	0.35	9/1/09	100,000 [f]	100,000
Colorado—1.1%
Colorado Educational and Cultural Facilities
Authority, Revenue (National Jewish Federation
Bond Program) (LOC; Bank of America)	0.18	9/1/09	1,200,000 [f]	1,200,000
Colorado Educational and Cultural Facilities
Authority, Revenue (National Jewish Federation
Bond Program) (LOC; Bank of America)	0.18	9/1/09	200,000 [f,g]	200,000
Colorado Educational and Cultural Facilities
Authority, Revenue (National Jewish Federation
Bond Program) (LOC; Bank of America)	0.18	9/1/09	300,000 [f]	300,000

The Funds

87

STATEMENT OF INVESTMENTS (continued)

BNY Mellon Municipal Opportunities Fund (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Florida—.7%
Orange County Health Facilities Authority, HR (Orlando
Regional Healthcare System) (Insured; FSA and
Liquidity Facility; Dexia Credit Locale)	0.50	9/1/09	1,000,000 [f]	1,000,000
Pennsylvania—.1%
Lancaster County Hospital Authority, Health Center
Revenue (Masonic Homes Project) (LOC; Wachovia Bank)	0.20	9/1/09	100,000 [f]	100,000
Washington—.1%
Washington Economic Development Finance Authority,
EDR (Pioneer Human Services Project) (LOC; U.S. Bank NA)	0.28	9/1/09	100,000 [f]	100,000
Total Short-Term Municipal Investments
(cost $3,000,000)				3,000,000

Total Investments (cost $133,159,206)			100.8%	143,218,723
Liabilities, Less Cash and Receivables			(.8%)	(1,123,968)
Net Assets			100.0%	142,094,755

a	Purchased on a delayed delivery basis.

b	Security issued with a zero coupon. Income is recognized through the accretion of discount.

c	Variable rate security—interest rate subject to periodic change.

[d]	Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At August 31, 2009, this security amounted to $1,154,160 or 0.8% of net assets.

e	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

f	Variable rate demand note—rate shown is the interest rate in effect at August 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

g	At August 31, 2009, the fund had $36,401,731 or 25.6% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.

Summary of Abbreviations

ABAG		Association of Bay Area Governments		ACA	American Capital Access
AGC		ACE Guaranty Corporation		AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation			ARRN	Adjustable Rate Receipt Notes
BAN		Bond Anticipation Notes		BIGI	Bond Investors Guaranty Insurance
BPA		Bond Purchase Agreement		CGIC	Capital Guaranty Insurance Company
CIC		Continental Insurance Company		CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation			COP	Certificate of Participation
CP		Commercial Paper		EDR	Economic Development Revenue
EIR		Environmental Improvement Revenue		FGIC	Financial Guaranty Insurance Company
FHA		Federal Housing Administration		FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation			FNMA	Federal National Mortgage Association
FSA		Financial Security Assurance		GAN	Grant Anticipation Notes
GIC		Guaranteed Investment Contract		GNMA	Government National Mortgage Association
GO		General Obligation		HR	Hospital Revenue
IDB		Industrial Development Board		IDC	Industrial Development Corporation
IDR		Industrial Development Revenue		LOC	Letter of Credit
LOR		Limited Obligation Revenue		LR	Lease Revenue
MFHR		Multi-Family Housing Revenue		MFMR	Multi-Family Mortgage Revenue
PCR		Pollution Control Revenue		PILOT	Payment in Lieu of Taxes
RAC		Revenue Anticipation Certificates		RAN	Revenue Anticipation Notes
RAW		Revenue Anticipation Warrants		RRR	Resources Recovery Revenue
SAAN		State Aid Anticipation Notes		SBPA	Standby Bond Purchase Agreement
SFHR		Single Family Housing Revenue		SFMR	Single Family Mortgage Revenue
SONYMA		State of New York Mortgage Agency		SWDR	Solid Waste Disposal Revenue
TAN		Tax Anticipation Notes		TAW	Tax Anticipation Warrants
TRAN		Tax and Revenue Anticipation Notes		XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

AAA		Aaa		AAA	25.0
AA		Aa		AA	32.7
A		A		A	29.3
BBB		Baa		BBB	10.9
F1		MIG1/P1		SP1/A1	2.1
100.0

† Based on total investments.
See notes to financial statements.

The Funds

89

STATEMENT OF FINANCIAL FUTURES August 31, 2009

		Market Value		Unrealized
BNY Mellon		Covered by		(Depreciation)
Municipal Opportunities Fund	Contracts	Contracts ($)	Expiration	at 8/31/2009 ($)

Financial Futures Short
U.S. Treasury Long Bond	100	(11,975,000)	December 2009	(64,844)

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES August 31, 2009

	BNY Mellon	BNY Mellon	BNY Mellon		BNY Mellon
	National	National	Pennsylvania		Massachusetts
	Intermediate	Short-Term	Intermediate		Intermediate
	Municipal Bond Fund	Municipal Bond Fund	Municipal Bond Fund		Municipal Bond Fund

Assets ($):
Investments in securities—
See Statement of Investments†	1,413,429,377	533,808,875	498,326,001		386,391,791
Cash	—	6,301,308	—		—
Cash on Initial Margin—Note 5	947,200	—	371,200		281,600
Interest receivable	16,654,475	4,939,152	5,744,360		4,051,933
Receivable for investment securites sold	2,910,219	7,036,500	12,837,497		344,380
Receivable for shares of Beneficial Interest subscribed	2,081,217	—	140,000		—
Prepaid expenses and other receivables	26,073	12,781	13,686		66,767
	1,436,048,561	552,098,616	517,432,744		391,136,471
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 4(c)	437,169	156,886	221,337		127,522
Due to Administrator—Note 4(a)	146,949	52,700	53,761		46,238
Cash overdraft due to Custodian	2,562,976	—	815,824		36,544
Payable for investment securities purchased	37,903,350	13,255,819	11,498,100		—
Payable for shares of Beneficial Interest redeemed	1,229,462	598,803	188,295		589,536
Payable for future variation margin—Note 5	193,341	—	75,769		57,480
Accrued expenses and other liabilities	81,365	17,529	38,961		35,285
	42,554,612	14,081,737	12,892,047		892,605
Net Assets ($)	1,393,493,949	538,016,879	504,540,697		390,243,866
Composition of Net Assets ($):
Paid—in capital	1,351,626,086	533,752,513	497,023,110		376,254,647
Accumulated net realized gain (loss) on investments	(1,247,791)	(1,270,772)	(1,882,617)		(971,289)
Accumulated net unrealized appreciation (depreciation)
on investments [including ($191,938), ($75,219) and
($57,062) net unrealized (depreciation) on financial
futures for BNY Mellon National Intermediate Municipal
Bond Fund, BNY Mellon Pennsylvania Intermediate
Municipal Bond Fund and BNY Mellon Massachusetts
Intermediate Municipal Bond Fund, respectively]	43,115,654	5,535,138	9,400,204		14,960,508
Net Assets ($)	1,393,493,949	538,016,879	504,540,697		390,243,866
Net Asset Value Per Share
Class M Shares
Net Assets ($)	1,366,959,593	536,596,510	501,977,923		381,128,821
Shares Outstanding	104,311,995	41,928,937	40,475,404		29,636,034
Net Asset Value Per Share ($)	13.10	12.80	12.40		12.86
Investor Shares
Net Assets ($)	26,368,499	1,420,369	2,562,774		9,096,329
Shares Outstanding	2,014,313	111,122	206,868		707,401
Net Asset Value Per Share ($)	13.09	12.78	12.39		12.86
Dreyfus Premier Shares
Net Assets ($)	165,857	—	—		18,716
Shares Outstanding	12,663	—	—		1,452
Net Asset Value Per Share ($)	13.10	—	—		12.89
† Investments at cost ($)	1,370,121,785	528,273,737	488,850,578		371,374,221

See notes to financial statements.
				The Funds	91

STATEMENTS OF ASSETS AND LIABILITIES (continued)

	BNY Mellon
	New York	BNY Mellon
	Intermediate	Municipal
	Tax-Exempt Bond Fund	Opportunities Fund

Assets ($):
Investments in securities—See Statement of Investments†	167,637,651	143,218,723
Cash on Initial Margin—Note 5	—	320,000
Interest receivable	2,033,386	1,706,596
Receivable for investment securites sold	1,390,000	8,591,112
Prepaid expenses and other receivables	34,670	18,700
	171,095,707	153,855,131
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 4(c)	66,044	53,804
Due to Administrator—Note 4(a)	17,997	15,024
Cash overdraft due to Custodian	374,738	636,410
Payable for shares of Beneficial Interest redeemed	8,920	154,854
Payable for future variation margin—Note 5	—	65,318
Payable for investment securities purchased	—	10,800,558
Accrued expenses and other liabilities	32,781	34,408
	500,480	11,760,376
Net Assets ($)	170,595,227	142,094,755
Composition of Net Assets ($):
Paid—in capital	162,814,542	129,001,949
Accumulated net realized gain (loss) on investments	9,590	3,098,133
Accumulated net unrealized appreciation (depreciation) on
investments [including ($64,844) (depreciation) on
financial futures for BNY Mellon Municipal Opportunities Fund]	7,771,095	9,994,673
Net Assets ($)	170,595,227	142,094,755
Net Asset Value Per Share
Class M Shares
Net Assets ($)	153,784,948	140,887,070
Shares Outstanding	13,776,319	11,527,023
Net Asset Value Per Share ($)	11.16	12.22
Investor Shares
Net Assets ($)	16,810,279	1,207,685
Shares Outstanding	1,505,016	98,812
Net Asset Value Per Share ($)	11.17	12.22
† Investments at cost ($)	159,866,556	133,159,206

See notes to financial statements.

STATEMENT OF OPERATIONS Year Ended August 31, 2009

	BNY Mellon	BNY Mellon	BNY Mellon	BNY Mellon
	National	National	Pennsylvania	Massachusetts
	Intermediate	Short-Term	Intermediate	Intermediate
	Municipal Bond Fund	Municipal Bond Fund	Municipal Bond Fund	Municipal Bond Fund

Investment Income ($):
Interest Income	57,931,079	8,271,937	23,950,783	23,950,783
Expenses:
Investment advisory fee—Note 4(a)	4,380,004	951,859	2,553,937	1,303,939
Administration fee—Note 4(a)	1,625,826	352,300	663,793	488,501
Custodian fees—Note 4(c)	94,309	24,413	40,141	29,524
Trustees’ fees and expenses—Note 4(d)	88,312	18,046	36,648	27,753
Shareholder servicing costs—Note 4(c)	60,850	4,715	5,253	22,371
Registration fees	57,134	44,785	28,659	39,470
Legal fees	34,759	4,436	12,322	12,757
Auditing fees	30,958	30,786	32,066	30,873
Prospectus and shareholders’ reports	19,910	3,846	3,075	4,128
Loan commitment fees—Note 3	2,193	369	926	660
Distribution fees—Note 4(b)	801	—	—	89
Miscellaneous	99,548	44,233	54,091	61,664
Total Expenses	6,494,604	1,479,788	3,430,911	2,021,729
Less—reduction in fees
due to earnings credits—Note 2(b)	(3,238)	(347)	(3,562)	(931)
Net Expenses	6,491,366	1,479,441	3,427,349	2,020,798
Investment Income—Net	51,439,713	6,792,496	20,523,434	13,751,852
Realized and Unrealized Gain (Loss)
on Investments—Note 5 ($):
Net realized gain (loss) on investments	(785,703)	(249,037)	(215,523)	93,797
Net realized gain (loss) on financial futures	(922,304)	—	(796,695)	(446,532)
Net Realized Gain (Loss)	(1,708,007)	(249,037)	(1,012,218)	(352,735)
Net unrealized appreciation (depreciation)
on investments [including ($348,094), ($160,126)
and ($112,874) (depreciation) on financial futures for
BNY Mellon National Intermediate Municipal Bond Fund,
BNY Mellon Pennsylvania Intermediate Municipal Bond
Fund and BNY Mellon Massachussetts Intermediate
Municipal Bond Fund, respectively]	27,999,266	4,588,956	2,179,197	8,219,562
Net Realized and Unrealized
Gain (Loss) on Investments	26,291,259	4,339,919	1,166,979	7,866,827
Net Increase in Net Assets
Resulting from Operations	77,730,972	11,132,415	21,690,413	21,618,679

See notes to financial statements.

The Funds

93

STATEMENT OF OPERATIONS (continued)

	BNY Mellon New York Intermediate Tax-Exempt Bond Fund

	Eight Months Ended	Year Ended
	August 31, 2009[a]	December 31, 2008[b]

Investment Income ($):
Interest Income	3,997,496	4,893,994
Expenses:
Investment advisory fee—Note 4(a)	501,172	600,069
Administration fee—Note 4(a)	129,963	131,481
Shareholder servicing costs—Note 4(c)	28,936	44,095
Auditing fees	17,708	31,972
Registration fees	14,954	33,150
Trustees’ fees and expenses—Note 4(d)	8,524	13,878
Custodian fees—Note 4(c)	7,649	12,835
Prospectus and shareholders’ reports	4,803	9,516
Legal fees	1,961	4,696
Loan commitment fees—Note 3	685	—
Distribution fees—Note 4(b)	—	29,990
Miscellaneous	31,694	32,183
Total Expenses	748,049	943,865
Less—reduction in investment advisory fee
due to undertaking—Note 4(a)	(125,318)	(192,479)
Less—reduction in fees due to earnings credits—Note 2(b)	(2,944)	(1,447)
Net Expenses	619,787	749,939
Investment Income—Net	3,377,709	4,144,055
Realized and Unrealized Gain (Loss) on Investments—Note 5 ($):
Net realized gain (loss) on investments	(1,062)	20,068
Net unrealized appreciation (depreciation) on investments	6,064,628	(938,532)
Net Realized and Unrealized Gain (Loss) on Investments	6,063,566	(918,464)
Net Increase in Net Assets Resulting from Operations	9,441,275	3,225,591

a	The Fund has changed its fiscal year end from December 31st to August 31st.

b	Represents information for the predecessor fund, BNY Hamilton Intermediate NewYork Tax-Exempt Fund, through September 12, 2008.

See notes to financial statements.

BNY Mellon Municipal
Opportunities Fund

Year Ended
August 31, 2009[a]

Investment Income ($):
Interest Income	3,679,804
Expenses:
Investment advisory fee—Note 4(a)	359,924
Administration fee—Note 4(a)	93,143
Legal fees	50,532
Registration fees	43,206
Auditing fees	34,529
Custodian fees—Note 4(c)	10,778
Trustees’ fees and expenses—Note 4(d)	5,979
Prospectus and shareholders’ reports	2,151
Loan commitment fees—Note 3	826
Shareholder servicing costs—Note 4(c)	752
Miscellaneous	22,389
Total Expenses	624,209
Less—reduction in investment advisory fee
due to undertaking—Note 4(a)	(82,769)
Less—reduction in fees due to earnings credits—Note 2(b)	(35)
Net Expenses	541,405
Investment Income—Net	3,138,399
Realized and Unrealized Gain (Loss) on Investments—Note 5 ($):
Net realized gain (loss) on investments	2,758,328
Net realized gain (loss) on financial futures	210,180
Net Realized Gain (Loss)	2,968,508
Net unrealized appreciation (depreciation) on investments
[including ($64,844) (depreciation) on financial futures]	9,994,673
Net Realized and Unrealized Gain (Loss) on Investments	12,963,181
Net Increase in Net Assets Resulting from Operations	16,101,580

a From October 15, 2008 (commencement of initial offering) to August 31, 2009.
See notes to financial statements.

The Funds

95

STATEMENT OF CHANGES IN NET ASSETS

	BNY Mellon National Intermediate		BNY Mellon National Short-Term
	Municipal Bond Fund		Municipal Bond Fund

	Year Ended August 31,		Year Ended August 31,

	2009	2008	2009	2008

Operations ($):
Investment income—net	51,439,713	41,159,077	6,792,496	5,202,750
Net realized gain (loss) on investments	(1,708,007)	2,146,623	(249,037)	13,630
Net unrealized appreciation
(depreciation) on investments	27,999,266	(792,889)	4,588,956	1,246,315
Net Increase (Decrease) in Net Assets
Resulting from Operations	77,730,972	42,512,811	11,132,415	6,462,695
Dividends to Shareholders from ($):
Investment income—net:
Class M Shares	(50,464,046)	(39,936,768)	(6,762,108)	(5,156,310)
Investor Shares	(867,184)	(863,354)	(41,553)	(16,967)
Dreyfus Premier Shares	(5,392)	(7,165)	—	—
Net realized gain on investments:
Class M Shares	(716,062)	—	—	—
Investor Shares	(13,330)	—	—	—
Dreyfus Premier Shares	(93)	—	—	—
Total Dividends	(52,066,107)	(40,807,287)	(6,803,661)	(5,173,277)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M Shares	371,564,559	254,992,966	500,950,361	75,743,234
Investor Shares	11,902,232	4,509,467	2,651,537	1,034,575
Dreyfus Premier Shares	536	393	—	—
Net assets received in connection
with reorganization—Note 1	211,751,479	—	—	—
Dividends reinvested:
Class M Shares	6,367,289	5,465,854	1,468,864	850,655
Investor Shares	650,851	639,203	22,049	13,672
Dreyfus Premier Shares	750	1,716	—	—
Cost of shares redeemed:
Class M Shares	(292,337,140)	(161,964,429)	(138,362,528)	(55,029,033)
Investor Shares	(8,921,567)	(8,829,522)	(1,947,619)	(1,026,906)
Dreyfus Premier Shares	(14,589)	(154,357)	—	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	300,964,400	94,661,291	364,782,664	21,586,197
Total Increase (Decrease) in Net Assets	326,629,265	96,366,815	369,111,418	22,875,615
Net Assets ($):
Beginning of Period	1,066,864,684	970,497,869	168,905,461	146,029,846
End of Period	1,393,493,949	1,066,864,684	538,016,879	168,905,461
Undistributed investment income—net	—	227,830	—	29,473

	BNY Mellon National Intermediate		BNY Mellon National Short-Term
	Municipal Bond Fund		Municipal Bond Fund

	Year Ended August 31,		Year Ended August 31,

	2009	2008	2009	2008

Capital Share Transactions:
Class M Shares
Shares sold	29,475,523	19,756,849	39,490,102	5,979,916
Shares received in connection with reorganization—Note 1	16,401,596	—	—	—
Shares issued for dividends reinvested	508,182	424,803	116,169	67,119
Shares redeemed	(23,439,871)	(12,554,905)	(10,932,253)	(4,337,585)
Net Increase (Decrease) in Shares Outstanding	22,945,430	7,626,747	28,674,018	1,709,450
Investor Shares[a]
Shares sold	940,288	349,407	210,933	81,777
Shares received in connection with reorganization—Note 1	44,887	—	—	—
Shares issued for dividends reinvested	51,832	49,712	1,748	1,080
Shares redeemed	(711,751)	(683,793)	(153,798)	(81,095)
Net Increase (Decrease) in Shares Outstanding	325,256	(284,674)	58,883	1,762
Dreyfus Premier Shares[a]
Shares sold	43	31	—	—
Shares issued for dividends reinvested	59	133	—	—
Shares redeemed	(1,207)	(11,899)	—	—
Net Increase (Decrease) in Shares Outstanding	(1,105)	(11,735)	—	—
a	During the period ended August 31, 2009, 5 Dreyfus Premier shares of BNY Mellon National Intermediate Municipal Bond Fund representing $60 were automatically converted to 5 Investor shares and during the year ended August 31, 2008, 8,430 Dreyfus Premier shares of BNY Mellon National Intermediate Municipal Bond Fund representing $109,477 were automatically converted to 8,430 Investor shares

See notes to financial statements.

The Funds

97

STATEMENT OF CHANGES IN NET ASSETS (continued)

	BNY Mellon Pennsylvania Intermediate Municipal Bond Fund

		Year Ended August 31,

	2009	2008

Operations ($):
Investment income—net	20,523,434	23,249,679
Net realized gain (loss) on investments	(1,012,218)	1,181,736
Net unrealized appreciation (depreciation) on investments	2,179,197	(3,662,156)
Net Increase (Decrease) in Net Assets Resulting from Operations	21,690,413	20,769,259
Dividends to Shareholders from ($):
Investment income—net:
Class M Shares	(20,513,024)	(23,028,450)
Investor Shares	(75,753)	(54,887)
Net realized gain on investments:
Class M Shares	(1,796,517)	(1,001,485)
Investor Shares	(6,158)	(2,591)
Total Dividends	(22,391,452)	(24,087,413)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M Shares	57,316,170	52,631,152
Investor Shares	1,983,197	1,175,559
Dividends reinvested:
Class M Shares	1,919,555	1,342,499
Investor Shares	65,349	44,492
Cost of shares redeemed:
Class M Shares	(123,278,606)	(94,511,512)
Investor Shares	(972,684)	(1,067,910)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(62,967,019)	(40,385,720)
Total Increase (Decrease) in Net Assets	(63,668,058)	(43,703,874)
Net Assets ($):
Beginning of Period	568,208,755	611,912,629
End of Period	504,540,697	568,208,755
Undistributed investment income—net	—	121,264
Capital Share Transactions (Shares):
Class M Shares
Shares sold	4,767,113	4,220,140
Shares issued for dividends reinvested	164,733	107,668
Shares redeemed	(10,342,797)	(7,581,449)
Net Increase (Decrease) in Shares Outstanding	(5,410,951)	(3,253,641)
Investor Shares
Shares sold	166,647	94,451
Shares issued for dividends reinvested	5,454	3,582
Shares redeemed	(82,116)	(85,499)
Net Increase (Decrease) in Shares Outstanding	89,985	12,534

See notes to financial statements.

	BNY Mellon Massachusetts Intermediate Municipal Bond Fund

		Year Ended August 31,

	2009	2008

Operations ($):
Investment income—net	13,751,852	13,799,786
Net realized gain (loss) on investments	(352,735)	161,082
Net unrealized appreciation (depreciation) on investments	8,219,562	4,235,734
Net Increase (Decrease) in Net Assets Resulting from Operations	21,618,679	18,196,602
Dividends to Shareholders from ($):
Investment income—net:
Class M Shares	(13,535,532)	(13,409,833)
Investor Shares	(291,281)	(310,487)
Dreyfus Premier Shares	(530)	(517)
Total Dividends	(13,827,343)	(13,720,837)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M Shares	101,511,126	93,834,677
Investor Shares	1,819,862	1,241,266
Dividends reinvested:
Class M Shares	3,143,859	3,053,932
Investor Shares	166,187	164,179
Dreyfus Premier Shares	530	517
Cost of shares redeemed:
Class M Shares	(105,233,545)	(69,729,479)
Investor Shares	(1,662,085)	(1,958,561)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(254,066)	26,606,531
Total Increase (Decrease) in Net Assets	7,537,270	31,082,296
Net Assets ($):
Beginning of Period	382,706,596	351,624,300
End of Period	390,243,866	382,706,596
Undistributed investment income—net	—	77,271

The Funds

99

STATEMENT OF CHANGES IN NET ASSETS (continued)

	BNY Mellon Massachusetts Intermediate Municipal Bond Fund

		Year Ended August 31,

	2009	2008

Capital Share Transactions (Shares):
Class M Shares
Shares sold	8,128,041	7,460,532
Shares issued for dividends reinvested	252,022	243,390
Shares redeemed	(8,500,977)	(5,536,521)
Net Increase (Decrease) in Shares Outstanding	(120,914)	2,167,401
Investor Shares
Shares sold	145,881	98,103
Shares issued for dividends reinvested	13,318	13,088
Shares redeemed	(133,834)	(155,964)
Net Increase (Decrease) in Shares Outstanding	25,365	(44,773)
Dreyfus Premier Shares
Shares issued for dividends reinvested	42	42
See notes to financial statements.

	BNY Mellon New York Intermediate Tax-Exempt Bond Fund

	Eight Months Ended	Year Ended December 31,

	August 31, 2009[a]	2008[b]	2007[b,c]

Operations ($):
Investment income—net	3,377,709	4,144,055	4,017,532
Net realized gain (loss) on investments	(1,062)	20,068	203,025
Net unrealized appreciation (depreciation) on investments	6,064,628	(938,532)	514,471
Net Increase (Decrease) in Net Assets Resulting from Operations	9,441,275	3,225,591	4,735,028
Dividends to Shareholders from ($):
Investment income—net:
Class M Shares	(3,024,865)	(3,598,570)	(3,438,535)
Investor Shares	(343,793)	(543,884)	(578,931)
Net realized gain on investments:
Class M Shares	(3,144)	(68,788)	(117,454)
Investor Shares	(365)	(10,087)	(20,561)
Total Dividends	(3,372,167)	(4,221,329)	(4,155,481)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M Shares	49,340,472	126,073,812	16,821,126
Investor Shares	1,079,875	4,658,301	383,375
Dividends reinvested:
Class M Shares	391,474	565,070	563,588
Investor Shares	271,144	418,905	463,142
Class C Shares	—	—	8
Cost of shares redeemed:
Class M Shares	(15,041,278)	(110,021,230)	(14,729,741)
Investor Shares	(1,412,553)	(5,889,948)	(1,912,848)
Class C Shares	—	—	(10,447)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	34,629,134	15,804,910	1,578,203
Total Increase (Decrease) in Net Assets	40,698,242	14,809,172	2,157,750
Net Assets ($):
Beginning of Period	129,896,985	115,087,813	112,930,063
End of Period	170,595,227	129,896,985	115,087,813
Undistributed investment income—net	—	—	63
Capital Share Transactions (Shares):
Class M Shares
Shares sold	4,496,047	11,647,326	1,569,026
Shares issued for dividends reinvested	35,549	53,897	52,613
Shares redeemed	(1,367,809)	(10,149,397)	(1,380,442)
Net Increase (Decrease) in Shares Outstanding	3,163,787	1,551,826	241,197
Investor Shares
Shares sold	98,135	429,958	35,671
Shares issued for dividends reinvested	24,626	39,188	43,233
Shares redeemed	(128,758)	(543,832)	(178,919)
Net Increase (Decrease) in Shares Outstanding	(5,997)	(74,686)	(100,015)
Class C Shares
Shares issued for dividends reinvested	—	—	1
Shares redeemed	—	—	(970)
Net Increase (Decrease) in Shares Outstanding	—	—	(969)

a	The Fund has changed its fiscal year end from December 31st to August 31st.

b	Represents information for the predecessor fund, BNY Hamilton Intermediate NewYork Tax-Exempt Fund, through September 12, 2008.

c	Prior to January 1, 2007, Class C shares accounts had been closed. On January 3, 2007, residual Class C Shares remaining were redeemed.

See notes to financial statements.

The Funds

101

STATEMENT OF CHANGES IN NET ASSETS (continued)

BNY Mellon Municipal
Opportunities Fund

Year Ended
August 31, 2009[a]

Operations ($):
Investment income—net	3,138,399
Net realized gain (loss) on investments	2,968,508
Net unrealized appreciation (depreciation) on investments	9,994,673
Net Increase (Decrease) in Net Assets Resulting from Operations	16,101,580
Dividends to Shareholders from ($):
Investment income—net:
Class M Shares	(2,966,027)
Investor Shares	(11,049)
Net realized gain on investments:
Class M Shares	(20,208)
Investor Shares	(14)
Total Dividends	(2,997,298)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M Shares	142,375,488
Investor Shares	1,145,000
Dividends reinvested:
Class M Shares	819,865
Investor Shares	10,686
Cost of shares redeemed:
Class M Shares	(15,358,591)
Investor Shares	(1,975)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	128,990,473
Total Increase (Decrease) in Net Assets	142,094,755
Net Assets ($):
Beginning of Period	—
End of Period	142,094,755
Capital Share Transactions (Shares):
Class M Shares
Shares sold	12,782,290
Shares issued for dividends reinvested	70,402
Shares redeemed	(1,325,669)
Net Increase (Decrease) in Shares Outstanding	11,527,023
Investor Shares
Shares sold	98,086
Shares issued for dividends reinvested	895
Shares redeemed	(169)
Net Increase (Decrease) in Shares Outstanding	98,812

a From October 15, 2008 (commencement of initial offering) to August 31, 2009.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class of each fund for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in each fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions. These figures have been derived from each fund’s financial statements.

			Class M Shares

			Year Ended August 31,

BNY Mellon National Intermediate Municipal Bond Fund	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	12.84	12.81	13.01	13.25	13.34
Investment Operations:
Investment income—net[a]	.52	.52	.50	.50	.50
Net realized and unrealized gain (loss) on investments	.27	.02	(.20)	(.16)	(.03)
Total from Investment Operations	.79	.54	.30	.34	.47
Distributions:
Dividends from investment income—net	(.52)	(.51)	(.50)	(.50)	(.50)
Dividends from net realized gain on investments	(.01)	—	—	(.08)	(.06)
Total Distributions	(.53)	(.51)	(.50)	(.58)	(.56)
Net asset value, end of period	13.10	12.84	12.81	13.01	13.25
Total Return (%)	6.37	4.32	2.36	2.64	3.62
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.51	.51	.51	.51	.52
Ratio of net expenses to average net assets	.51[b]	.51[b]	.51[b]	.51[b]	.52
Ratio of net investment income to average net assets	4.11	4.01	3.90	3.87	3.80
Portfolio Turnover Rate	42.82	49.50	27.18	28.19	42.72
Net Assets, end of period ($ x 1,000)	1,366,960	1,045,019	944,909	807,634	732,711

a	Based on average shares outstanding at each month end.

b	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Funds

103

FINANCIAL HIGHLIGHTS (continued)

			Investor Shares

			Year Ended August 31,

BNY Mellon National Intermediate Municipal Bond Fund	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	12.83	12.80	13.00	13.23	13.33
Investment Operations:
Investment income—net[a]	.49	.48	.47	.47	.47
Net realized and unrealized gain (loss) on investments	.27	.03	(.20)	(.15)	(.04)
Total from Investment Operations	.76	.51	.27	.32	.43
Distributions:
Dividends from investment income—net	(.49)	(.48)	(.47)	(.47)	(.47)
Dividends from net realized gain on investments	(.01)	—	—	(.08)	(.06)
Total Distributions	(.50)	(.48)	(.47)	(.55)	(.53)
Net asset value, end of period	13.09	12.83	12.80	13.00	13.23
Total Return (%)	6.11	4.06	2.11	2.47	3.28
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.76	.76	.76	.76	.77
Ratio of net expenses to average net assets	.76[b]	.76[b]	.76[b]	.76[b]	.77
Ratio of net investment income to average net assets	3.88	3.77	3.65	3.62	3.56
Portfolio Turnover Rate	42.82	49.50	27.18	28.19	42.72
Net Assets, end of period ($ x 1,000)	26,368	21,668	25,262	27,084	27,409

a	Based on average shares outstanding at each month end.

b	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

			Dreyfus Premier Shares

			Year Ended August 31,

BNY Mellon National Intermediate Municipal Bond Fund	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	12.84	12.81	13.00	13.24	13.33
Investment Operations:
Investment income—net[a]	.42	.41	.39	.40	.40
Net realized and unrealized gain (loss) on investments	.27	.04	(.17)	(.16)	(.03)
Total from Investment Operations	.69	.45	.22	.24	.37
Distributions:
Dividends from investment income—net	(.42)	(.42)	(.41)	(.40)	(.40)
Dividends from net realized gain on investments	(.01)	—	—	(.08)	(.06)
Total Distributions	(.43)	(.42)	(.41)	(.48)	(.46)
Net asset value, end of period	13.10	12.84	12.81	13.00	13.24
Total Return (%)	5.66	3.46	1.68	1.88	2.85
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.26	1.26	1.26	1.26	1.27
Ratio of net expenses to average net assets	1.26[b]	1.26[b]	1.26[b]	1.26[b]	1.27
Ratio of net investment income to average net assets	3.37	3.27	3.13	3.12	3.06
Portfolio Turnover Rate	42.82	49.50	27.18	28.19	42.72
Net Assets, end of period ($ x 1,000)	166	177	327	2,474	4,656

a	Based on average shares outstanding at each month end.

b	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Funds

105

FINANCIAL HIGHLIGHTS (continued)

			Class M Shares

			Year Ended August 31,

BNY Mellon National Short-Term Municipal Bond Fund	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	12.69	12.59	12.59	12.63	12.81
Investment Operations:
Investment income—net[a]	.31	.41	.40	.33	.29
Net realized and unrealized gain (loss) on investments	.14	.10	—	(.04)	(.18)
Total from Investment Operations	.45	.51	.40	.29	.11
Distributions:
Dividends from investment income—net	(.34)	(.41)	(.40)	(.33)	(.29)
Net asset value, end of period	12.80	12.69	12.59	12.59	12.63
Total Return (%)	3.61	4.09	3.21	2.36	.91
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.54	.54	.55	.53	.54
Ratio of net expenses to average net assets	.54[b]	.54[b]	.54	.53[b]	.53
Ratio of net investment income to average net assets	2.50	3.23	3.14	2.65	2.31
Portfolio Turnover Rate	12.61	22.93	33.74	49.94	40.92
Net Assets, end of period ($ x 1,000)	536,597	168,243	145,395	160,551	207,063

a	Based on average shares outstanding at each month end.

b	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

			Investor Shares

			Year Ended August 31,

BNY Mellon National Short-Term Municipal Bond Fund	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	12.68	12.58	12.58	12.62	12.79
Investment Operations:
Investment income—net[a]	.31	.38	.37	.31	.27
Net realized and unrealized gain (loss) on investments	.10	.10	(.01)	(.05)	(.18)
Total from Investment Operations	.41	.48	.36	.26	.09
Distributions:
Dividends from investment income—net	(.31)	(.38)	(.36)	(.30)	(.26)
Net asset value, end of period	12.78	12.68	12.58	12.58	12.62
Total Return (%)	3.28	3.83	2.95	2.10	.73
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.80	.80	.80	.79	.79
Ratio of net expenses to average net assets	.80[b]	.80[b]	.80[b]	.79[b]	.78
Ratio of net investment income to average net assets	2.38	2.99	2.94	2.47	2.06
Portfolio Turnover Rate	12.61	22.93	33.74	49.94	40.92
Net Assets, end of period ($ x 1,000)	1,420	662	635	277	150

a	Based on average shares outstanding at each month end.

b	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Funds

107

FINANCIAL HIGHLIGHTS (continued)

			Class M Shares

			Year Ended August 31,

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	12.35	12.43	12.66	12.92	13.13
Investment Operations:
Investment income—net[a]	.48	.48	.48	.48	.49
Net realized and unrealized gain (loss) on investments	.09	(.06)	(.20)	(.18)	(.13)
Total from Investment Operations	.57	.42	.28	.30	.36
Distributions:
Dividends from investment income—net	(.48)	(.48)	(.48)	(.48)	(.49)
Dividends from net realized gain on investments	(.04)	(.02)	(.03)	(.08)	(.08)
Total Distributions	(.52)	(.50)	(.51)	(.56)	(.57)
Net asset value, end of period	12.40	12.35	12.43	12.66	12.92
Total Return (%)	4.90	3.43	2.23	2.41	2.84
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.67	.66	.66	.66	.66
Ratio of net expenses to average net assets	.67[b]	.66[b]	.66[b]	.66[b]	.66
Ratio of net investment income to average net assets	4.02	3.87	3.83	3.81	3.78
Portfolio Turnover Rate	12.75	10.14	20.18	13.80	23.88
Net Assets, end of period ($ x 1,000)	501,978	566,767	610,618	646,610	656,901

a	Based on average shares outstanding at each month end.

b	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

			Investor Shares

			Year Ended August 31,

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	12.33	12.41	12.65	12.91	13.13
Investment Operations:
Investment income—net[a]	.46	.46	.45	.46	.45
Net realized and unrealized gain (loss) on investments	.09	(.07)	(.21)	(.19)	(.13)
Total from Investment Operations	.55	.39	.24	.27	.32
Distributions:
Dividends from investment income—net	(.45)	(.45)	(.45)	(.45)	(.46)
Dividends from net realized gain on investments	(.04)	(.02)	(.03)	(.08)	(.08)
Total Distributions	(.49)	(.47)	(.48)	(.53)	(.54)
Net asset value, end of period	12.39	12.33	12.41	12.65	12.91
Total Return (%)	4.72	3.17	1.89	2.15	2.50
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.92	.91	.91	.91	.91
Ratio of net expenses to average net assets	.92[b]	.91[b]	.91[b]	.91[b]	.91
Ratio of net investment income to average net assets	3.76	3.63	3.59	3.57	3.50
Portfolio Turnover Rate	12.75	10.14	20.18	13.80	23.88
Net Assets, end of period ($ x 1,000)	2,563	1,442	1,295	3,586	4,561

a	Based on average shares outstanding at each month end.

b	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Funds

109

FINANCIAL HIGHLIGHTS (continued)

			Class M Shares

			Year Ended August 31,

BNY Mellon Massachusetts Intermediate Municipal Bond Fund	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	12.57	12.42	12.58	12.75	12.81
Investment Operations:
Investment income—net[a]	.46	.47	.47	.47	.47
Net realized and unrealized gain (loss) on investments	.29	.14	(.16)	(.14)	(.06)
Total from Investment Operations	.75	.61	.31	.33	.41
Distributions:
Dividends from investment income—net	(.46)	(.46)	(.47)	(.47)	(.47)
Dividends from net realized gain on investments	—	—	—	(.03)	—
Total Distributions	(.46)	(.46)	(.47)	(.50)	(.47)
Net asset value, end of period	12.86	12.57	12.42	12.58	12.75
Total Return (%)	6.18	5.02	2.47	2.65	3.25
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.54	.52	.53	.54	.54
Ratio of net expenses to average net assets	.54[b]	.52[b]	.50	.50	.50
Ratio of net investment income to average net assets	3.70	3.71	3.72	3.73	3.67
Portfolio Turnover Rate	16.78	8.75	18.85	20.57	32.16
Net Assets, end of period ($ x 1,000)	381,129	374,115	342,583	299,263	228,239

a	Based on average shares outstanding at each month end.

b	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

			Investor Shares

			Year Ended August 31,

BNY Mellon Massachusetts Intermediate Municipal Bond Fund	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	12.57	12.42	12.58	12.75	12.80
Investment Operations:
Investment income—net[a]	.43	.44	.44	.44	.44
Net realized and unrealized gain (loss) on investments	.29	.14	(.16)	(.14)	(.05)
Total from Investment Operations	.72	.58	.28	.30	.39
Distributions:
Dividends from investment income—net	(.43)	(.43)	(.44)	(.44)	(.44)
Dividends from net realized gain on investments	—	—	—	(.03)	—
Total Distributions	(.43)	(.43)	(.44)	(.47)	(.44)
Net asset value, end of period	12.86	12.57	12.42	12.58	12.75
Total Return (%)	5.92	4.76	2.21	2.40	3.07
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.79	.77	.78	.79	.79
Ratio of net expenses to average net assets	.79[b]	.77[b]	.75	.75	.75
Ratio of net investment income to average net assets	3.45	3.47	3.48	3.49	3.43
Portfolio Turnover Rate	16.78	8.75	18.85	20.57	32.16
Net Assets, end of period ($ x 1,000)	9,096	8,574	9,024	9,854	10,371

a	Based on average shares outstanding at each month end.

b	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Funds

111

FINANCIAL HIGHLIGHTS (continued)

			Dreyfus Premier Shares

			Year Ended August 31,

BNY Mellon Massachusetts Intermediate Municipal Bond Fund	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	12.60	12.45	12.61	12.78	12.83
Investment Operations:
Investment income—net[a]	.37	.38	.35	.37	.38
Net realized and unrealized gain (loss) on investments	.29	.14	(.14)	(.14)	(.05)
Total from Investment Operations	.66	.52	.21	.23	.33
Distributions:
Dividends from investment income—net	(.37)	(.37)	(.37)	(.37)	(.38)
Dividends from net realized gain on investments	—	—	—	(.03)	—
Total Distributions	(.37)	(.37)	(.37)	(.40)	(.38)
Net asset value, end of period	12.89	12.60	12.45	12.61	12.78
Total Return (%)	5.38	4.25	1.71	1.89	2.59
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.29	1.27	1.28	1.29	1.29
Ratio of net expenses to average net assets	1.29[b]	1.27[b]	1.25	1.25	1.25
Ratio of net investment income to average net assets	2.95	2.97	2.96	2.99	2.98
Portfolio Turnover Rate	16.78	8.75	18.85	20.57	32.16
Net Assets, end of period ($ x 1,000)	19	18	17	165	202

a	Based on average shares outstanding at each month end.

b	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

				Class M Shares†

	Eight Months Ended		Year Ended December 31,

BNY Mellon New York Intermediate Tax-Exempt Bond Fund	August 31, 2009[a]	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value, beginning of period	10.71	10.81	10.75	10.74	10.89	11.00
Investment Operations:
Investment income—net[b]	.25	.37	.38	.37	.35	.35
Net realized and unrealized gain (loss) on investments	.45	(.09)	.07	.01	(.14)	(.08)
Total from Investment Operations	.70	.28	.45	.38	.21	.27
Distributions:
Dividends from investment income—net	(.25)	(.37)	(.38)	(.37)	(.35)	(.35)
Dividends from net realized gain on investments	(.00)[c]	(.01)	(.01)	(.00)[c]	(.01)	(.03)
Total Distributions	(.25)	(.38)	(.39)	(.37)	(.36)	(.38)
Net asset value, end of period	11.16	10.71	10.81	10.75	10.74	10.89
Total Return (%)	6.58[d]	2.64	4.33	3.64	2.01	2.45
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.72[e]	.75	.75	.76	.77	.85
Ratio of net expenses to average net assets	.59[e]	.59	.59	.59	.59	.68
Ratio of net investment income to average net assets	3.40[e]	3.49	3.56	3.46	3.26	3.19
Portfolio Turnover Rate	1.47[d]	6	17	13	16	11
Net Assets, end of period ($ x 1,000)	153,785	113,699	97,935	94,789	95,160	88,706

† Represents information for Institutional shares of the fund’s predecessor, BNY Hamilton Intermediate NewYork Tax-Exempt Fund, through September 12, 2008.
a The fund has changed its fiscal year end from December 31 to August 31.
b Based on average shares outstanding at each month end.
c Amount represents less than $.01 per share.
[d] Not annualized.
e Annualized.

See notes to financial statements.

The Funds

113

FINANCIAL HIGHLIGHTS (continued)

				Investor Shares†

	Eight Months Ended		Year Ended December 31,

BNY Mellon New York Intermediate Tax-Exempt Bond Fund	August 31, 2009[a]	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value, beginning of period	10.72	10.82	10.76	10.75	10.90	11.01
Investment Operations:
Investment income—net[b]	.23	.34	.35	.34	.33	.32
Net realized and unrealized gain (loss) on investments	.45	(.08)	.08	.01	(.14)	(.08)
Total from Investment Operations	.68	.26	.43	.35	.19	.24
Distributions:
Dividends from investment income—net	(.23)	(.35)	(.36)	(.34)	(.33)	(.32)
Dividends from net realized gain on investments	(.00)[c]	(.01)	(.01)	(.00)[c]	(.01)	(.03)
Total Distributions	(.23)	(.36)	(.37)	(.34)	(.34)	(.35)
Net asset value, end of period	11.17	10.72	10.82	10.76	10.75	10.90
Total Return (%)	6.40[d]	2.39[e]	4.07[e]	3.38[e]	1.76[e]	2.19[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.96[f]	1.00	1.00	1.01	1.02	1.11
Ratio of net expenses to average net assets	.84[f]	.84	.84	.84	.84	.94
Ratio of net investment income to average net assets	3.15[f]	3.24	3.31	3.21	3.00	2.93
Portfolio Turnover Rate	1.47[d]	6	17	13	16	11
Net Assets, end of period ($ x 1,000)	16,810	16,198	17,153	18,131	20,164	22,844

† Represents information for Institutional shares of the fund’s predecessor, BNY Hamilton Intermediate NewYork Tax-Exempt Fund, through September 12, 2008.
a The fund has changed its fiscal year end from December 31 to August 31.
b Based on average shares outstanding at each month end.
c Amount represents less than $.01 per share.
[d] Not annualized.
e Exclusive of sales charge.
f Annualized.

See notes to financial statements.

	Year Ended August 31, 2009[a]

	Class M	Investor
BNY Mellon Municipal Opportunities Fund	Shares	Shares

Per Share Data ($):
Net asset value, beginning of period	10.00	10.00
Investment Operations:
Investment income—net[b]	.43	.42
Net realized and unrealized
gain (loss) on investments	2.19	2.18
Total from Investment Operations	2.62	2.60
Distributions:
Dividends from investment income—net	(.39)	(.37)
Dividends from net realized gain on investments	(.01)	(.01)
Total Distributions	(.40)	(.38)
Net asset value, end of period	12.22	12.22
Total Return (%)[c]	26.58	26.29
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.87	1.11
Ratio of net expenses to average net assets[d]	.75	.99
Ratio of net investment income to average net assets[d]	4.36	4.48
Portfolio Turnover Rate[c]	161.70	161.70
Net Assets, end of period ($ x 1,000)	140,887	1,208

a	From October 15, 2008 (commencement of initial offering) to August 31, 2009.

b	Based on average shares outstanding at each month end.

c	Not annualized.

[d]	Annualized.

See notes to financial statements.

The Funds

115

NOTES TO FINANCIAL STATEMENTS

NOTE 1—General:

BNY Mellon Funds Trust (the “Trust”) was organized as a Massachusetts business trust which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently comprised of twenty-three series, including the following non-diversified municipal bond funds: BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon National Short-Term Municipal Bond Fund, BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, BNY Mellon Massachusetts Intermediate Municipal Bond Fund, BNY Mellon New York Intermediate Tax-Exempt Bond Fund and BNY Mellon Municipal Opportunities Fund, which commenced operations on October 15, 2008 (each, a “fund” and collectively, the “funds”). BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon National Short-Term Municipal Bond Fund and BNY Mellon Municipal Opportunities Fund seek to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. BNY Mellon Pennsylvania Intermediate Municipal Bond Fund seeks as high a level of income exempt from federal and Pennsylvania state income taxes as is consistent with the preservation of capital. BNY Mellon Massachusetts Intermediate Municipal Bond Fund seeks as high a level of income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital. BNY Mellon New York Intermediate Tax-Exempt Bond Fund seeks as high a level of current income exempt from federal, New York state and New York City personal income taxes as is consistent with the preservation of capital.

BNY Mellon New York Intermediate Tax-Exempt Bond Fund has changed its fiscal year end from December 31st to August 31st.

BNY Mellon Fund Advisers, a division of The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as each fund’s investment adviser (“Investment Adviser”). The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as administrator for the funds pursuant to an Administration Agreement with the Trust (the “Administration Agreement”).The Bank of NewYork Mellon has entered into a Sub-Administration Agreement with Dreyfus pursuant to which The Bank of New York Mellon pays Dreyfus for performing certain administrative services.MBSC Securities Corporation (the“Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of each fund’s shares, which are sold without a sales charge.

As of the close of business on September 12, 2008, pursuant to an Agreement and Plan of Reorganization previously approved by the Trust’s Board of Trustees, all of the assets, subject to the liabilities, of BNY Hamilton Intermediate Tax-Exempt Fund, a series of BNY Hamilton Funds, Inc. (the “Intermediate Tax-Exempt Fund”) were transferred to BNY Mellon National Intermediate Municipal Bond Fund (the “Acquiring Fund”) in exchange for the corresponding class of shares of Beneficial Interest of the Acquiring Fund of equal value. Shareholders of Institutional and Class A shares of the Intermediate Tax-Exempt Fund received Class M and Investor shares, respectively, of the Acquiring Fund, in each case in an amount equal to the aggregate net asset value of their investment in the Intermediate Tax-Exempt Fund at the time of the exchange.The net asset value of the Acquiring Fund’s shares on the close of business on September 12, 2008, after the reorganization, was $12.88 for Class M Shares and $12.86 for Investor Shares, and a total of 16,401,596 Class M shares and 44,887 Investor shares, representing net assets of $211,751,479 (including $3,851,505 net unrealized appreciation on investments) were issued to the shareholders of the Intermediate Tax-Exempt Fund in the exchange. The exchange ratios for Class M and Investor shares are .769 and .771, respectively. The exchange was a tax-free event to shareholders of the Intermediate Tax-Exempt Fund.

The Trust is authorized to issue an unlimited number of shares of beneficial interest, par value $.001 per share, in each of the Class M and Investor class shares of each fund and in the Dreyfus Premier class shares of BNY Mellon National Intermediate Municipal Bond Fund and BNY Mellon Massachusetts Intermediate Municipal Bond Fund. Dreyfus Premier shares of BNY Mellon National Intermediate Municipal Bond Fund and BNY Mellon Massachusetts Intermediate Municipal Bond Fund are subject to a contingent deferred sales charge (“CDSC”) imposed on redemptions of Dreyfus Premier shares made within six years of purchase and automatically convert to Investor class shares after six years. Each class of shares has similar rights and privileges, except with respect to the expenses borne by and the shareholder services offered to each class, the shareholder services plan applicable to the Investor shares and Dreyfus Premier shares and the Rule 12b-1 plan applicable to the Dreyfus Premier shares and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses that are applicable to all series are allocated among them on a pro rata basis.

BNY Mellon National Intermediate Municipal Bond Fund and BNY Mellon Massachusetts Intermediate Municipal Bond Fund no longer offer Dreyfus Premier shares, except in connection with dividend reinvestment and permitted exchanges of Dreyfus Premier shares.

The funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assump-tions.Actual results could differ from those estimates.

NOTE 2—Significant Accounting Policies:

(a) Portfolio valuation: Investments in municipal securities (excluding options and financial futures on municipal, U.S.Treasury securities and swaps) are valued each business day by an independent pricing ser-

vice (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Swap transactions are valued based on future cash flows and other factors, such as interest rates and underlying securities.

The fund adopted Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”) and is effective for interim and annual periods ending after June 15, 2009. FSP 157-4 provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. FSP 157-4 requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Funds

117

NOTES TO FINANCIAL STATEMENTS (continued)

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Table 1 summarizes the inputs used as of August 31, 2009 in valuing the fund’s investments.

(b) Securities transactions and investment income:

Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed-delivery basis may be settled a month or more after the trade date.

The funds have arrangements with the custodian and cash management bank whereby the funds may receive earnings credits when positive cash balances are main-

Table 1.

			Investments in Securities

				Level 2—Other		Level 3—
	Level 1—Quoted			Significant		Significant
		Prices	Observable Inputs		Unobservable Inputs

Assets ($)		Liabilities ($)	Assets ($)	Liabilities ($)	Assets ($)	Liabilities ($)	Total

BNY Mellon National
Intermediate Municipal
Bond Fund
Municipal Bonds	—	—	1,413,429,377	—	—	—	1,413,429,377
Other Financial Instruments ($)†	—	(191,938)	—	—	—	—	(191,938)
BNY Mellon National
Short-Term Municipal
Bond Fund
Municipal Bonds	—	—	533,808,875	—	—	—	533,808,875
BNY Mellon Pennsylvania
Intermediate Municipal
Bond Fund
Municipal Bonds	—	—	498,326,001	—	—	—	498,326,001
Other Financial Instruments ($)†		(75,219)	—	—	—	—	(75,219)
BNY Mellon Massachusetts
Intermediate Municipal
Bond Fund
Municipal Bonds	—	—	386,391,791	—	—	—	386,391,791
Other Financial Instruments ($)†	—	(57,062)	—	—	—	—	(57,062)
BNY Mellon New York
Intermediate Tax-Exempt
Bond Fund
Municipal Bonds	—	—	167,637,651	—	—	—	167,637,651
BNY Mellon Municipal
Opportunities Fund
Municipal Bonds	—	—	143,218,723	—	—	—	143,218,723
Other Financial Instruments ($)†	—	(64,844)	—	—	—	—	(64,844)

† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts.Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

tained, which are used to offset custody and cash management fees. For financial reporting purposes, the funds include net earnings credits as expense offsets in the Statement of Operations.

(c) Concentration of risk: BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, BNY Mellon Massachusetts Intermediate Municipal Bond Fund and BNY Mellon New York Intermediate Tax-Exempt Bond Fund each follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(d) Dividends to shareholders: The funds declare dividends daily from investment income-net; such dividends are paid monthly. With respect to each series, dividends from net realized capital gain, if any, are normally declared and paid annually, but the funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gain can be offset by capital loss carryovers of that fund, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of each fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each series is treated as a single entity for the purpose of determining such qualification.

As of and during the period ended August 31, 2009, the funds did not have any liabilities for any uncertain tax positions. The funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the funds did not incur any interest or penalties.

Each of the tax years in the four-year period ended August 31, 2009, and December 31, 2008 as to BNY Mellon New York Intermediate Tax-Exempt Bond Fund, remain subject to examination by the Internal Revenue Service and state taxing authorities.

Table 2 summarizes each fund’s components of accumulated earnings on a tax basis at August 31, 2009.

Table 2.

	Undistributed	Undistributed	Undistributed	Unrealized	Capital Losses
	Tax Exempt	Ordinary	Capital Gains	Appreciation	Realized After
	Income ($)	Income ($)	(Losses) ($)	(Depreciation) ($)	October 31, 2008†

BNY Mellon National Intermediate
Municipal Bond Fund	324,882	—	—	43,598,319	1,730,456
BNY Mellon National Short-Term
Municipal Bond Fund	32,622	—	(1,102,800)	5,553,446	186,280
BNY Mellon Pennsylvania
Intermediate Municipal Bond Fund	73,785	114,031	—	9,517,289	2,113,733
BNY Mellon Massachusetts
Intermediate Municipal Bond Fund	2,764	—	(507,608)	15,031,397	534,570
BNY Mellon New York Intermediate
Tax-Exempt Bond Fund	—	—	(1,062)	7,781,747	—
BNY Mellon Municipal Opportunities Fund	11,476	2,862,185	87,202	10,143,419	—

† These losses were deferred for tax purposes to the first day of the following fiscal year.

The Funds

119

NOTES TO FINANCIAL STATEMENTS (continued)

Table 3 summarizes BNY Mellon National Short-Term Municipal Bond Fund and BNY Mellon Massachusetts Intermediate Municipal Bond Fund’s unused capital loss carryover available to be applied against future net securities profits, if any, realized subsequent to August 31, 2009.

Table 4 summarizes each relevant fund’s tax character of distributions paid to shareholders during the fiscal periods ended August 31, 2009 and August 31, 2008, respectively.

Table 3.

During the period ended August 31, 2009, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization of premiums/discounts, the funds increased (decreased) accumulated undistributed investment income-net, increased (decreased) accumulated net realized gain (loss) on investments and increased (decreased) paid-in capital as summarized in Table 5. Net assets and net asset value per share were not affected by this reclassification.

Expiring in fiscal†		2014 ($)†	2015 ($)†	2016 ($)†	2017 ($)†	Total ($)

BNY Mellon National Short-Term Municipal Bond Fund		439,406	501,053	99,584	62,757	1,102,800
BNY Mellon Massachusetts Intermediate Municipal Bond Fund		—	—	507,608	—	507,608
BNY Mellon New York Intermediate Tax-Exempt Bond Fund		—	—	—	1,062	1,062

† If not applied, the carryovers expire in the above years.

Table 4.

				Ordinary	Long-Term
	Tax-Exempt Income ($)		Income ($)		Capital Gains ($)
	2009	2008	2009	2008	2009	2008

BNY Mellon National Intermediate
Municipal Bond Fund	51,111,783	40,807,287	234,557	—	719,767	—
BNY Mellon National Short—Term
Municipal Bond Fund	6,803,661	5,173,277	—	—	—	—
BNY Mellon Pennsylvania Intermediate
Municipal Bond Fund	20,588,777	23,083,337	241,773	212,223	1,560,902	791,853
BNY Mellon Massachusetts Intermediate
Municipal Bond Fund	13,827,343	13,720,837	—	—	—	—
BNY Mellon New York Intermediate
Tax—Exempt Bond Fund	3,368,658	4,142,454†	—	—	3,509	78,875†
BNY Mellon Municipal Opportunities Fund	2,868,487	—	128,811	—	—	—

† For the year ended December 31, 2008.

Table 5.

		Accumulated		Accumulated
		Undistributed		Net Realized		Paid-in
		Investment Income—Net ($)		Gain (Loss) ($)		Capital ($)

BNY Mellon National Intermediate Municipal Bond Fund			(330,921)	166,260		164,661
BNY Mellon National Short-Term Municipal Bond Fund			(18,308)	18,308		—
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund			(55,921)	38,686		17,235
BNY Mellon Massachusetts Intermediate Municipal Bond Fund			(1,780)	1,780		—
BNY Mellon New York Intermediate Tax-Exempt Bond Fund			(9,050)	9,070		(20)
BNY Mellon Municipal Opportunities Fund			(161,323)	149,847		11,476

NOTE 3—Bank Lines of Credit:

The funds participate with other Dreyfus-managed funds in a $300 million unsecured line of credit provided by The Bank of New York Mellon (the “BNY Facility”) primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the funds based on prevailing market rates in effect at the time of borrowing. In connection therewith, each fund has agreed to commitment fees on its pro rata portion of the BNYM Facility. During the period ended August 31, 2009, the funds did not borrow under the BNYM Facility.

Effective October 15, 2008, in addition to its participation in the BNYM Facility, BNY Mellon New York Intermediate Tax-Exempt Bond Fund participates with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank, N.A. (the “Citibank Facility”) to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, BNY Mellon New York Intermediate Tax-Exempt Bond Fund has agreed to pay its pro rata portion of facility fees for its participation in the Citibank Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the Citibank Facility at the time of borrowing. During the period ended August 31, 2009, the fund did not borrow under the Citibank Facility.

NOTE 4—Investment Advisory Fee, Administration Fee and Other Transactions With Affiliates:

(a) Fees payable by the funds pursuant to the provisions of an Investment Advisory Agreement with the Investment Adviser are payable monthly, computed on the average daily value of each fund’s net assets at the following annual rates: .35% of the BNY Mellon National Intermediate Municipal Bond Fund, .35% of the BNY Mellon National Short-Term Municipal Bond Fund, .50% of the BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, .35% of the BNY Mellon Massachusetts Intermediate Municipal Bond Fund, .50% of the BNY Mellon NewYork IntermediateTax-Exempt

Bond Fund and .50% of the BNY Mellon Municipal Opportunities Fund.

Pursuant to the Administration Agreement with The Bank of NewYork Mellon provides or arranges for fund accounting, transfer agency and other fund administration services and receives a fee based on the total net assets of the Trust based on the following rates:

0 up to $6 billion	.15%
$6 billion up to $12 billion	.12%
In excess of $12 billion	.10%

The Bank of NewYork Mellon had entered into a Sub-Administration Agreement with Dreyfus pursuant to which The Bank of New York Mellon pays Dreyfus for performing certain administrative services.

The Investment Adviser has contractually agreed to waive receipt of its fees and/or assume the expenses of the BNY Mellon National Intermediate Municipal Bond Fund until September 30, 2010, so that the direct expenses of Class M shares and Investor shares of the Fund, exclusive of taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses, do not exceed .69% and .94%, respectively.

The Investment Adviser has contractually agreed to waive receipt of its fees and/or assume the expenses of the BNY Mellon New York Intermediate Tax-Exempt Bond Fund until September 30, 2010, so that the direct expenses of neither class, exclusive of shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses, do not exceed .59%.

The Investment Adviser has contractually agreed to waive receipt of its fees and/or assume the expenses of the BNY Mellon Municipal Opportunities Fund from October 15, 2008 through December 31, 2009, so that the direct expenses of neither class, exclusive of shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses, do not exceed .75%.

The Funds

121

NOTES TO FINANCIAL STATEMENTS (continued)

(b) BNY Mellon National Intermediate Municipal Bond Fund and BNY Mellon Massachusetts Intermediate Municipal Bond Fund have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act for distributing its Dreyfus Premier shares. The funds each pay the Distributor a fee at an annual rate of .50% of the value of the fund’s average daily net assets attributable to its Dreyfus Premier shares. During the period ended August 31, 2009, BNY Mellon National Intermediate Municipal Bond Fund’s and BNY Mellon Massachusetts Intermediate Municipal Bond Fund’s Dreyfus Premier shares were charged $801 and $89, respectively, pursuant to the Plan.

(c) The funds have adopted a Shareholder Services Plan with respect to its Investor shares, and BNY Mellon National Intermediate Municipal Bond Fund and BNY Mellon Massachusetts Intermediate Municipal Bond Fund have adopted a Shareholder Services Plan with respect to its Dreyfus Premier shares, pursuant to which each fund pays the Distributor for the provision of certain services to holders of Investor shares and Dreyfus Premier shares a fee at an annual rate of .25% of the value of the average daily net assets attributable to Investor shares and Dreyfus Premier shares.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding a fund, and providing reports and other information, and services related to the maintenance of such shareholder accounts. The Shareholder Services Plan allows the Distributor to make payments from the shareholder services fees it collects from each fund to compensate service agents (certain banks, securities brokers or dealers and other financial institutions) in respect of these services. Table 6 summarizes the amounts Investor shares and Dreyfus Premier shares were charged during the period ended August 31, 2009, pursuant to the Shareholder Services Plan. Additional fees included in shareholder servicing costs in the Statement of Operations include fees paid to the transfer agent.

Table 6.

BNY Mellon National Intermediate
Municipal Bond Fund (Investor Shares)	$56,002
BNY Mellon National Intermediate
Municipal Bond Fund
(Dreyfus Premier Shares)	400
BNY Mellon National Short-Term
Municipal Bond Fund
(Investor Shares)	4,363
BNY Mellon Pennsylvania Intermediate
Municipal Bond Fund (Investor Shares)	5,031
BNY Mellon Massachusetts Intermediate
Municipal Bond Fund (Investor Shares)	20,972
BNY Mellon Massachusetts
Intermediate Municipal Bond
Fund (Dreyfus Premier Shares)	45
BNY Mellon New York Intermediate
Tax-Exempt Bond Fund
(Investor Shares)	27,368
BNY Mellon Municipal Opportunities
Fund (Investor Shares)	693

The funds compensate The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. Table 7 summarizes the amounts the funds were charged during the period ended August 31, 2009 pursuant to the cash management agreement. These fees were offset by earnings credits pursuant to the cash management agreement.

Table 7.

BNY Mellon National Intermediate
Municipal Bond Fund	$2,686
BNY Mellon National Short-Term
Municipal Bond Fund	77
BNY Mellon Pennsylvania Intermediate
Municipal Bond Fund	127
BNY Mellon Massachusetts Intermediate
Municipal Bond Fund	822
BNY Mellon New York Intermediate
Tax-Exempt Bond Fund	2,944
BNY Mellon Municipal Opportunities Fund	35

The funds also compensate The Bank of New York Mellon under a custody agreement for providing custodial services for the relevant funds. Table 8 summarizes the amounts the funds were charged during the period ended August 31, 2009, pursuant to the custody agreement.

Table 8.

BNY Mellon National Intermediate
Municipal Bond Fund	$94,309
BNY Mellon National Short-Term
Municipal Bond Fund	24,413
BNY Mellon Pennsylvania Intermediate
Municipal Bond Fund	40,141
BNY Mellon Massachusetts Intermediate
Municipal Bond Fund	29,524
BNY Mellon New York Intermediate
Tax-Exempt Bond Fund	7,649
BNY Mellon Municipal Opportunities Fund	10,778

During the period ended August 31, 2009, each fund was charged $6,097 for services performed by the Chief

Compliance Officer. Table 9 summarizes the components of “Due to the Dreyfus Corporation and affiliates” in the Statements of Assets and Liabilities for each fund.

(d) Each trustee who is not an “affiliated person” as defined in the Act receives from theTrust an annual fee of $68,000 and an attendance fee of $7,500 for each in-person meeting attended and $500 for telephone meetings and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Trust’s Board receives an additional annual fee of $15,000 and the Chairman of the Trust’s Audit Committee receives an additional fee of $10,000.

NOTE 5—Securities Transactions:

Table 10 summarizes each fund’s aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended August 31, 2009.

Table 9.

	Investment	Rule 12b-1	Shareholder		Chief
	Advisory	Distribution	Services	Custodian	Compliance	Expense
	Fees ($)	Plan Fees ($)	Plan Fees ($)	Fees ($)	Officer Fees ($)	Reimbursement ($)

BNY Mellon National Intermediate
Municipal Bond Fund	405,032	70	5,375	23,908	2,784	—
BNY Mellon National Short—Term
Municipal Bond Fund	145,209	—	326	8,567	2,784	—
BNY Mellon Pennsylvania Intermediate
Municipal Bond Fund	211,785	—	530	6,238	2,784	—
BNY Mellon Massachusetts Intermediate
Municipal Bond Fund	115,123	8	1,858	7,749	2,784	—
BNY Mellon New York Intermediate
Tax—Exempt Bond Fund	70,863	—	3,543	3,024	2,784	(14,170)
BNY Mellon Municipal Opportunities Fund	59,157	—	243	4,071	2,784	(12,451)

Table 10.

				Purchases ($)		Sales ($)

BNY Mellon National Intermediate Municipal Bond Fund				664,828,391		511,729,719
BNY Mellon National Short-Term Municipal Bond Fund				356,139,943		31,316,759
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund				64,147,691		138,760,144
BNY Mellon Massachusetts Intermediate Municipal Bond Fund				66,981,942		60,947,475
BNY Mellon New York Intermediate Tax-Exempt Bond Fund				36,658,117		2,060,000
BNY Mellon Municipal Opportunities Fund				251,651,481		124,281,124

The Funds

123

NOTES TO FINANCIAL STATEMENTS (continued)

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”), which changes the disclosure requirements for derivative instruments and hedging activities. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for FAS 133 hedge accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of FAS 161 disclosure. FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note.

During the period ended August 31, 2009, the level of futures activity at period end for BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon Pennsylvania Intermediate Municipal Bond Fund and BNY Mellon Massachusetts Intermediate Municipal Bond Fund was consistent with activity throughout the period.

During the period ended August 31, 2009, the average market value of interest rate futures contracts for BNY Mellon Municipal Opportunities Fund was $6,493,558, which represents 8% of average net assets.

Futures Contracts: In the normal course of pursuing its investment objectives, the fund is exposed to market risk,

Table 11.

including interest rate risk as a result of changes in value of underlying financial instruments.The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market.A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board ofTrade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the settlement price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss.There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Contracts open at August 31, 2009 are set forth in the Statement of Financial Futures.

Table 11 summarizes accumulated net unrealized appreciation on investments for each fund at August 31, 2009.

NOTE 6—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through October 29, 2009, the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

	Cost of	Gross	Gross
	Investments ($)	Appreciation ($)	Depreciation ($)	Net ($)

BNY Mellon National Intermediate Municipal Bond Fund	1,369,831,058	60,002,848	16,404,529	43,598,319
BNY Mellon National Short-Term Municipal Bond Fund	528,255,429	6,266,970	713,524	5,553,446
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	488,808,712	18,705,489	9,188,200	9,517,289
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	371,360,394	17,610,017	2,578,620	15,031,397
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	159,855,904	7,851,688	69,941	7,781,747
BNY Mellon Municipal Opportunities Fund	133,075,304	10,143,419	—	10,143,419

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of BNY Mellon Funds Trust

We have audited the accompanying statements of assets and liabilities of BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon National Short-Term Municipal Bond Fund, BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, BNY Mellon Massachusetts Intermediate Municipal Bond Fund, BNY Mellon NewYork IntermediateTax-Exempt Bond Fund, and BNY Mellon Municipal Opportunities Fund, each a series of BNY Mellon Funds Trust (collectively “the Funds”), including the statements of investments and statement of financial futures, as of August 31, 2009, and the related statements of operations for the year or period then ended, except for the BNY Mellon New York Intermediate Tax-Exempt Bond Fund which was for the eight-month period ended August 31, 2009 and the twelve-month period ended December 31, 2008, the statements of changes in net assets for each of the years or period in the two-year period then ended, except for the BNY Mellon New York Intermediate Tax-Exempt Bond Fund which was for the eight-month period ended August 31, 2009 and the twelve-month period ended December 31, 2008, and the financial highlights for each of the years or period in the five-year period then ended, except for the BNY Mellon New York Intermediate Tax-Exempt Bond Fund which was for the eight-month period ended August 31, 2009 and the twelve-month period ended December 31, 2008. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.With respect to the BNY Mellon NewYork Intermediate Tax-Exempt Bond Fund, the statement of changes in net assets for the year ended December 31, 2007 and the financial highlights for each of the years in the four-year period ended December 31, 2007 were audited by other independent registered public accountants whose report thereon, dated February 28, 2008, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2009 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon National Short-Term Municipal Bond Fund, BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, BNY Mellon Massachusetts Intermediate Municipal Bond Fund, , BNY Mellon New York Intermediate Tax-Exempt Bond Fund, and BNY Mellon Municipal Opportunities Fund as of August 31, 2009, and the results of their operations, the changes in their net assets, and the financial highlights for the periods described in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

New York, New York October 29, 2009

The Funds

125

IMPORTANT TAX INFORMATION (Unaudited)

BNY Mellon National Intermediate Municipal Bond Fund

In accordance with federal tax law, the fund hereby makes the following designations regarding its fiscal year ended August 31, 2009:

  all the dividends paid from investment income- net are “exempt-interest dividends” (not generally subject to regular federal income tax), except $224,839 that is being designated as an ordinary income distribution for reporting purposes.
  the fund hereby designates $.0074 per share as a long-term capital gain distribution paid on December 11, 2008.

Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any) and capital gains distributions (if any) paid for the 2009 calendar year on Form 1099-DIV and their portion of the fund’s exempt-interest dividends paid for the 2009 calendar year on Form 1099-INT, both which will be mailed in early 2010.

BNY Mellon National Short-Term Municipal Bond Fund

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during its fiscal year ended August 31, 2009 as “exempt-interest dividends” (not generally subject to regular federal income tax).

Where required by federal tax law rules, shareholders will receive notification of their portion of the Fund’s taxable ordinary dividends (if any) and capital gains distributions (if any) paid for the 2009 calendar year on Form 1099-DIV and their portion of the Fund’s tax-exempt dividends paid for the 2009 calendar year on Form 1099-INT, both which will be mailed in early 2010.

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund

In accordance with federal tax law, the fund hereby makes the following designations regarding its fiscal year ended August 31, 2009:

  all the dividends paid from investment income- net are “exempt-interest dividends” (not generally subject to regular federal income tax).
  the fund hereby designates $.0353 per share as a long-term capital gain distribution and $.0055 per share as a short-term capital gain distribution paid on December 11, 2008.

Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any) and capital gains distributions (if any) paid for the 2009 calendar year on Form 1099-DIV and their portion of the fund’s exempt-interest dividends paid for the 2009 calendar year on Form 1099-INT, both which will be mailed in early 2010.

BNY Mellon Massachusetts Intermediate Municipal Bond Fund

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during its fiscal year ended August 31, 2009 as “exempt-interest dividends” (not generally subject to regular federal income tax).

Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any) and capital gains distributions (if any) paid for the 2009 calendar year on Form 1099-DIV and their portion of the fund’s tax-exempt dividends paid for the 2009 calendar year on Form 1099-INT, both which will be mailed in early 2010.

BNY Mellon New York Intermediate Tax-Exempt Bond Fund

In accordance with federal tax law, the fund hereby makes the following designations regarding its fiscal year ended August 31, 2009:

  all the dividends paid from investment income- net are “exempt-interest dividends” (not generally subject to regular federal income tax).
  the fund hereby designates $.0002 per share as a long-term capital gain distribution paid on July 23, 2009.

Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any) and capital gains distributions (if any) paid for the 2009 calendar year on Form 1099-DIV and their portion of the fund’s exempt-interest dividends paid for the 2009 calendar year on Form 1099-INT, both which will be mailed in early 2010.

BNY Mellon Municipal Opportunities Fund

In accordance with federal tax law, the fund hereby makes the following designations regarding its fiscal year ended August 31, 2009:

  all the dividends paid from investment income- net are “exempt-interest dividends” (not generally subject to regular federal income tax), except $108,589 that is being designated as an ordinary income distribution for reporting purposes.
  the fund hereby designates $.0071 per share as a short-term capital gain distribution paid on December 11, 2008.

Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any) and capital gains distributions (if any) paid for the 2009 calendar year on Form 1099-DIV and their portion of the fund’s exempt-interest dividends paid for the 2009 calendar year on Form 1099-INT, both which will be mailed in early 2010.

The Funds

127

INFORMATION ABOUT THE REVIEW AND APPROVAL

OF EACH FUND’S INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on March 25-26, 2009, the Board considered the re-approval of the Trust’s Investment Advisory Agreement for another one year term, pursuant to which BNY Mellon Fund Advisers, a division of Dreyfus, provides the funds with investment advisory services.The Board members also considered the re-approval of the Trust’s Administration Agreement with The Bank of NewYork Mellon for another one year term, pursuant to which The Bank of New York Mellon provides the funds with administrative services.The Bank of NewYork Mellon has entered into a Sub-Administration Agreement with Dreyfus pursuant to which The Bank of NewYork Mellon pays Dreyfus for performing certain of these administrative services. The Board members who are not “interested persons” (as defined in the Act) of the Trust were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus.

Analysis of Nature, Extent and Quality of Services Provided to the Funds. The Board members received a presentation from representatives of Dreyfus regarding services provided to the funds, and discussed the nature, extent and quality of the services provided to the funds pursuant to the Investment Advisory Agreement. Dreyfus’ representatives reviewed the funds’ distribution of accounts, and noted the diversity of distribution of the funds and Dreyfus’ corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to each of the funds’ distribution channels. Dreyfus also provided the number of shareholder accounts in each fund, as well as each fund’s asset size.

The Board members also considered Dreyfus’ research and portfolio management capabilities and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements, and Dreyfus’ extensive administrative, accounting and compliance infrastructure. The Board also considered Dreyfus’ brokerage policies and practices and the standards applied in seeking best execution.

Comparative Analysis of the Funds’ Advisory Fees, Expense Ratios and Performance

The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing each fund’s advisory fee and expense ratio with a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), in each case in the same category applicable to the fund, that were selected by Lipper. The Board members also reviewed reports prepared by Lipper which included information comparing each fund’s performance with that of a group of comparable funds (the “Performance Group”) composed of the same funds included in the Expense Group and with that of a broader group of funds (the “Performance Universe”), in each case in the same category applicable to the fund, that were selected by Lipper. Included in these reports were comparisons of contractual and actual advisory fee rates, total operating expenses, total return performance and yield. Dreyfus also provided a comparison of each fund’s calendar year total returns to the performance of the fund’s benchmark. Representatives of Dreyfus furnished these reports to the Board along with a description of the methodology Lipper used to select each Expense Group and Expense Universe and each Performance Group and Performance Universe.

BNY Mellon National Intermediate Municipal Bond Fund

The Board reviewed the results of the Expense Group and Expense Universe comparisons.The Board reviewed the range of advisory fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s expense ratio ranked in the second quartile of the Expense Group and Expense Universe (below the respective Expense Group and Expense Universe medians). The Board also considered that The Bank of New York Mellon has contractually agreed, until September 30, 2010, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of Class M shares and Investor shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.69% and 0.94%, respectively.

The Board also reviewed the results of the Performance Group and Performance Universe comparisons. The Board noted that the fund’s total return performance was below the medians of the Performance Group for the reported periods ended January 31, 2009, and was equal to the median of the Performance Universe for the 1- and 2-year periods, and was above the medians for the 3-, 4-and 5-year periods.The Board also noted that the fund’s yield was above the medians of the Performance Group for each of the 1-year periods ended January 31st for 2003 through 2007 and 2009, was below the median for the 1-year period ended January 31, 2002 and was equal to the median for the 1-year period ended January 31, 2008, and was above the medians of the Performance Universe for each of the 1-year periods ended January 31st for each of the reported periods.

Representatives of Dreyfus reviewed with the Board members the fees paid to Dreyfus or its affiliates by mutual funds managed by Dreyfus or its affiliates with similar investment objectives, policies and strategies, and included within the same Lipper category, as the fund (the “Similar Funds”). Representatives of Dreyfus also noted that there were no other accounts managed or sub-advised by Dreyfus or its affiliates with similar investment objectives, policies and strategies as the fund. The Board analyzed the differences in fees paid to Dreyfus and discussed the relationship of the advisory fees paid in light of the services provided.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s advisory fees.

BNY Mellon National Short-Term Municipal Bond Fund

The Board reviewed the results of the Expense Group and Expense Universe comparisons. The Board reviewed the range of advisory fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s expense ratio ranked in the second quartile (below the median) of the Expense Group and in the third quartile (above the median) of the Expense Universe.

The Board also reviewed the results of the Performance Group and Performance Universe comparisons. The Board noted that for periods ended January 31, 2009, the fund’s performance was above the medians of the Performance Group for the 1-, 2-, 3- and 4-year periods and was equal to the median for 5-year period, and was below the median of the Performance Universe for the 1-year period and was above the medians for the 2-, 3-, 4- and 5-year periods. The Board also noted that the fund’s yield was below the medians of the Performance Group for each of the 1-year periods ended January 31st for 2002 through 2008 and was above the median for the 1-year period ended January 31st for 2009, and was above the medians of the Performance Universe for each of the 1-year periods ended January 31st for 2002 through 2005 and 2009, and was below the medians for each of the 1-year periods ended January 31st for 2006 through 2008.

Representatives of Dreyfus reviewed with the Board members the fees paid to Dreyfus or its affiliates by a mutual fund managed by Dreyfus or its affiliates with a similar investment objective and similar policies and strategies, and included within the same Lipper category, as the fund (the “Similar Fund”). Representatives of Dreyfus also noted that there were no other accounts managed or sub-advised by Dreyfus or its affiliates with

The Funds

129

INFORMATION ABOUT THE REVIEW AND APPROVAL OF EACH FUND’S

INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

similar investment objectives, policies and strategies as the fund.The Board analyzed the differences in fees paid to Dreyfus and discussed the relationship of the advisory fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for the Similar Fund to evaluate the appropriateness and reasonableness of the fund’s advisory fees.

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund

The Board reviewed the results of the Expense Group and Expense Universe comparisons.The Board reviewed the range of advisory fees and expense ratio of the funds in the Expense Group and in the Expense Universe, and noted that the fund’s expense ratio ranked in the third quartile of the Expense Group and Expense Universe (above the respective Expense Group and Expense Universe medians).

The Board also reviewed the results of the Performance Group and Performance Universe comparisons. The Board noted that the fund’s total return performance was below the medians for the Performance Group and Performance Universe for the reported periods ended January 31, 2009. The Board also noted that the fund’s yield was below the medians of the Performance Group for each of the 1-year periods ended January 31st for 2002 and 2003, and was above the medians for each of the 1-year periods ended January 31st for 2004 through 2009, and was above the medians of the Performance Universe for the reported periods.

Representatives of Dreyfus noted that there were no other mutual funds managed by Dreyfus or its affiliates with similar investment objectives, policies and strategies, and included within the same Lipper category, as the fund, nor other accounts managed or sub-advised by Dreyfus or its affiliates with similar investment objectives, policies and strategies as the fund.

BNY Mellon Massachusetts Intermediate Municipal Bond Fund

The Board reviewed the results of the Expense Group and Expense Universe comparisons.The Board reviewed the range of advisory fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s expense ratio ranked in the second quartile of the Expense Group and Expense Universe (below the respective Expense Group and Expense Universe medians). The Board also considered that The Bank of New York Mellon waived fees and/or reimbursed fund expenses for the fund’s fiscal year ended August 31, 2008 pursuant to a contractual undertaking, which reduced total expenses for each of Class M shares and Investor shares by less than 0.01%, and that this undertaking is no longer in effect pursuant to its terms.

The Board also reviewed the results of the Performance Group and Performance Universe comparisons. The Board noted that for periods ended January 31, 2009, the fund’s performance was above the medians of the Performance Group for the 1-, 3-, 4-, 5- and 10-year periods and was below the median for the 2-year period, and was above the medians of the Performance Universe for the reported periods.The Board also noted that the fund’s yield was above the medians of the Performance Group for each of the 1-year periods ended January 31st for 2001 through 2008 and was below the medians for each of the 1-year periods ended January 31st for 2000 and 2009, and was above the medians of the Performance Universe for the reported periods.

Representatives of Dreyfus noted that there were no other mutual funds managed by Dreyfus or its affiliates with similar investment objectives, policies and strategies, and included within the same Lipper category, as the fund, nor other accounts managed or sub-advised by Dreyfus or its affiliates with similar investment objectives, policies and strategies as the fund.

BNY Mellon New York Intermediate Tax-Exempt Bond Fund

The Board reviewed the results of the Expense Group and Expense Universe comparisons.The Board reviewed the range of advisory fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s expense ratio ranked in the second quartile of the Expense Group and the first quartile of the Expense Universe (below the respective Expense Group and Expense Universe medians). The Board also considered that The Bank of New York Mellon has contractually agreed, until September 30, 2010, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of neither class of the fund’s shares(exclud-ing shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.59%.

The Board also reviewed the results of the Performance Group and Performance Universe comparisons. The Board noted that the fund’s total return performance was above the medians of the Performance Group and Performance Universe for the reported periods ended January 31, 2009. The Board also noted that the fund’s yield was below the medians of the Performance Group for each of the reported 1-year periods ended January 31st, and was above the medians of the Performance Universe for each of the 1-year periods ended January 31st for 2003 through 2009, except 2006, and was below the medians for each of the 1-year periods ended January 31st for 2000 through 2002 and 2006.

Representatives of Dreyfus noted that there were no other mutual funds managed by Dreyfus or its affiliates with similar investment objectives, policies and strategies, and included within the same Lipper category, as the fund, nor other accounts managed or sub-advised by Dreyfus or its affiliates with similar investment objectives, policies and strategies as the fund.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus and its affiliates with respect to each fund and the method used to determine such expenses and profit.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the funds. The Board members evaluated the profitability analysis in light of the relevant circumstances for each fund, including any decline in assets, and the extent to which economies of scale would be realized if a fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to Dreyfus and its affiliates, including BNY Mellon Fund Advisers, from acting as investment adviser to the funds and noted that there were no soft dollar arrangements with respect to trading each fund’s portfolio.

It was noted that the Board members should consider Dreyfus’ profitability with respect to each fund as part of their evaluation of whether the fees under the Investment Advisory Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services. It was noted that the profitability percentage for managing each fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing each fund was not unreasonable given the services provided. The Board also noted the fee waiver and expense reimbursement arrangements pertaining to BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon Massachusetts Intermediate Municipal Bond Fund and BNY Mellon New York Intermediate Tax-Exempt Bond Fund and their effect on the profitability of Dreyfus.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the

The Funds

131

INFORMATION ABOUT THE REVIEW AND APPROVAL OF EACH FUND’S

INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

continuation of the Trust’s Investment Advisory Agreement with respect to the funds. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations with respect to the funds:

  The Board concluded that the nature, extent and qual- ity of the services provided by Dreyfus to each fund are adequate and appropriate.
  With respect to BNY Mellon National Intermediate Municipal Bond Fund, while the Board was concerned with the underperformance of the fund’s total returns versus the Performance Group, it noted the fund’s more competitive total returns versus the Performance Universe and its more competitive yields, and was gen- erally satisfied with the fund’s overall performance.
  With respect to BNY Mellon National Short-Term Municipal Bond Fund, the Board was generally satis- fied with the fund’s overall performance.
  With respect to BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, while the Board was concerned with the relative underperformance of the fund’s total returns, it noted the Fund’s more com- petitive yields, and was generally satisfied with the fund’s overall performance
  With respect to BNY Mellon Massachusetts Intermediate Municipal Bond Fund, the Board was satisfied with the fund’s performance.
  With respect to BNY Mellon NewYork Intermediate Tax-Exempt Bond Fund, the Board was satisfied with the fund’s overall performance.
  The Board concluded that the fee paid to Dreyfus by each fund was reasonable in light of the services pro- vided, comparative performance and expense and advisory fee information, costs of the services pro- vided and profits to be realized and benefits derived or to be derived by Dreyfus and its affiliates from its rela- tionship with the fund.
  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in con- nection with the management of the funds had been adequately considered by Dreyfus in connection with the advisory fee rate charged to each fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with a fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the Trust’s Investment Advisory Agreement and Administration Agreement with respect to the funds was in the best interests of each fund and its respective shareholders.

BNY Mellon Municipal Opportunities Fund

The re-approval date of the Investment Advisory Agreement for BNY Mellon Municipal Opportunities

Fund is June 1, 2010 and, therefore, the Board was not required to consider the re-approval of the Agreement at its meeting held on March 25-26, 2009.

BOARD MEMBERS INFORMATION (Unaudited)

Patrick J. O’Connor (66) Chairman of the Board (2000)

Principal Occupation During Past 5Years:

  Attorney, Cozen and O’Connor, P.C. since 1973, including Vice Chairman since 1980 and Chief Executive Officer and President from 2002 to 2007

Other Board Memberships and Affiliations:

  Board of Consultors of Villanova University School of Law, Board Member
  Temple University,Trustee
  Philadelphia Police Foundation, Board Member
  Philadelphia Children’s First Fund, Board Member
  American College of Trial Lawyers, Fellow
  Historical Society of the United States District Court for the Eastern District of Pennsylvania, Director
  St. Jude’s Children Research Hospital Professional Advisory Board, Director
  Crowley Chemical, Director
  Franklin Security Bank,Vice Chairman
  International Academy of Trial Lawyers, Fellow

No. of Portfolios for which Board Member Serves: 23

———————

John R. Alchin (61) Board Member (2008)

Principal Occupation During Past 5Years:

  Retired since 2007
  Executive of Comcast Corporation, a cable services provider, from 1990 to 2007, including Executive Vice-President, Co- chief Financial Officer and Treasurer from 2002 to 2007

Other Board Memberships and Affiliations:

  Big Brothers/Big Sisters of Southeastern Pennsylvania, Director
  Polo Ralph Lauren Corporation, a retail clothing and home furnishing company, Director
  Philadelphia Museum of Art, Board Member
  Metropolitan AIDS Neighborhood Nutrition Alliance, Board Member

No. of Portfolios for which Board Member Serves: 23

Ronald R. Davenport (73) Board Member (2000)

Principal Occupation During Past 5Years:

• Chairman of Sheridan Broadcasting Corporation since July 1972

Other Board Memberships and Affiliations:

• American Urban Radio Networks, Co-Chairman

No. of Portfolios for which Board Member Serves: 23

———————

John L. Diederich (72) Board Member (2000)

Principal Occupation During Past 5Years:

  Chairman of Digital Site Systems, Inc., a privately held soft- ware company providing internet service to the construction materials industry, since July 1998

Other Board Memberships and Affiliations:

  Continental Mills, a dry baking products company, Board Member
  Pittsburgh Parks Conservancy, Board Member

No. of Portfolios for which Board Member Serves: 23

———————

Kim D. Kelly (53) Board Member (2008)

Principal Occupation During Past 5Years:

  Consultant since 2005
  President, Chief Executive Officer and a Director of Arroyo Video Solutions, Inc., a video-on-demand technology company, from 2004 to 2005
  Executive of Insight Communications Company, Inc., a cable services provider, from 1990 to 2003, including President from 2002 to 2003 and Chief Operating Officer from 1998 to 2003

Other Board Memberships and Affiliations:

  Saint David’s School,Trustee
  MCG Capital Corp., Director

No. of Portfolios for which Board Member Serves: 23

The Funds

133

BOARD MEMBERS INFORMATION (Unaudited) ( c o n t i nued)

Maureen M.Young (64) Board Member (2000)

Principal Occupation During Past 5Years:

  Director of the Office of Government Relations at Carnegie Mellon University from January 2000 to December 2007

Other Board Memberships and Affiliations:

• Oakland Planning and Development Corp., Board Member

No. of Portfolios for which Board Member Serves: 23

———————

Kevin C. Phelan (65) Board Member (2000)

Principal Occupation During Past 5Years:

  Mortgage Banker, Meredith & Grew, Inc. since March 1978, including President since September 2007 and Executive Vice President and Director from March 1998 to September 2007

Other Board Memberships and Affiliations:

  Greater Boston Chamber of Commerce, Director
  Fiduciary Trust of Boston, Director
  Caritas Medical Center,Vice Chairman
  St. Elizabeth’s Medical Center of Boston, Board Member
  Providence College,Trustee
  Simmons College,Trustee
  Newton Country Day School, Chairman of the Board
  Babson College, Board of Visitors
  Boston University School of Public Health, Board of Visitors
  Boston Public Library Foundation, Director
  Boston Foundation, Director
  Boston Municipal Research Bureau, Board Member
  Boys and Girls Club of Boston, Board Member
  Boston Capital Real Estate Investment Trust, Director

No. of Portfolios for which Board Member Serves: 23

Patrick J. Purcell (61) Board Member (2000)

Principal Occupation During Past 5Years:

  Owner, President and Publisher of The Boston Herald since February 1994
  President and Founder, jobfind.com, an employment search site on the world wide web, since July 1996
  President and CEO, Herald Media since 2001

Other Board Memberships and Affiliations:

  The American Ireland Fund, an organization that raises funds for philanthropic projects in Ireland, Board Member
  The Genesis Fund, an organization that raises funds for the specialized care and treatment of New England area children born with birth defects, mental retardation and genetic dis- eases, Board Member
  United Way of Massachusetts Bay, Board Member
  Greater Boston Chamber of Commerce, Board Member

No. of Portfolios for which Board Member Serves: 23

———————

Thomas F. Ryan, Jr. (68) Board Member (2000)

Principal Occupation During Past 5Years:

  Retired since April 1999
  President and Chief Operating Officer of the American Stock Exchange from October 1995 to April 1999

Other Board Memberships and Affiliations:

  Boston College,Trustee
  Brigham & Women’s Hospital,Trustee
  New York State Independent System Operator, a non-profit organization which administers a competitive wholesale mar- ket for electricity in New York State, Director
  RepliGen Corporation, a biopharmaceutical company, Director

No. of Portfolios for which Board Member Serves: 23

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-645-6561. For individual account holders for Private Wealth Management clients, please contact your account officer or call 1-888-281-7350.

OFFICERS OF THE TRUST (Unaudited)

CHRISTOPHER SHELDON, President since September 2006.

As director of Investment Strategy for BNY Mellon Wealth Management group since April 2003, Mr. Sheldon manages the analysis and development of investment and asset allocation strategies and oversees investment product research. He also oversaw the alternative investment groups from June 2006 to September 2008. Prior to assuming his current position, Mr. Sheldon was West Coast managing director of Mellon’s Private Wealth Management group from 2001-2003. He was previously aVice President of the Trust. He is 44 years old has been employed by BNY Mellon since January 1995.

J. DAVID OFFICER, Vice President since June 2009.

Chairman, President and Chief Executive Officer of Founders Asset Management LLC, an affiliate of the Manager, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. Prior to June 2009, Mr. Officer was Chief Operating Officer,Vice Chairman and a director of the Manager, where he had been employed since April 1998. He is 60 years old.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. She is 46 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since September 2007.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since April 1991.

ROBERT ROBOL, Assistant Treasurer since December 2002.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since May 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since June 1989.

The Funds

135

OFFICERS OF THE TRUST (Unaudited) (continued)

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (76 investment companies, comprised of 187 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 52 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since September 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 72 investment companies (comprised of 183 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Distributor since October 1998.

NOTES

The BNY Mellon Funds

BNY Mellon Money Market Fund

BNY Mellon National Municipal Money Market Fund

ANNUAL REPORT

August 31, 2009

Contents

The Funds

Letter from the President	2
Discussion of Funds’ Performance
BNY Mellon Money Market Fund	3
BNY Mellon National Municipal
Money Market Fund	5
Understanding Your Fund’s Expenses	7
Comparing Your Fund’s Expenses
With Those of Other Funds	7
Statements of Investments	8
Statements of Assets and Liabilities	20
Statements of Operations	21
Statements of Changes in Net Assets	22
Financial Highlights	23
Notes to Financial Statements	27
Report of Independent Registered
Public Accounting Firm	32
Important Tax Information	33
Information About the Review
and Approval of Each Fund’s
Investment Advisory Agreement	34
Board Members Information	37
Officers of the Fund	39

For More Information

Back cover

The views expressed herein are current to the date of this report. These views and the composition of the funds’ portfolios are subject to change at any time based on market and other conditions.

  Not FDIC-Insured
  Not Bank-Guaranteed
  May Lose Value

The Funds

LETTER FROM THE PRESIDENT Dear Shareholder:

We present to you this annual report for the BNY Mellon Funds Trust, covering the reporting period ended August 31, 2009.

At long last, the current recession cycle appears to be winding down. After generally slumping since December 2007, we expect U.S. economic growth to pick up during the third quarter of 2009.Highly stimulative monetary and fiscal policies domestically and throughout the world, combined with the low cost of debt and equity capital compared to historical norms, already have sparked a rebound in industrial production as manufacturers replenish their depleted inventories. However, we continue to anticipate a slower-than-average recovery, with the unemployment rate likely to remain elevated over the next several quarters.

Both the taxable and tax-exempt short-term money markets have continued to reflect historically low short-term interest rates. As longer-term fixed income asset classes rallied strongly during the spring and summer of 2009, yields of money market funds remained at low levels despite significant outflows in recent months. Nonetheless, we believe the need for daily liquidity can never be understated, and money market mutual funds have continued to provide the safety of principal and liquidity that many investors expect. In these times of market flux, we urge you to speak with your portfolio manager about your specific need for liquidity and the potential opportunities and risks that come with investing in today’s changing investment environment.

For information about how the funds performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance for each fund.

Thank you for your continued confidence and support.

Christopher E. Sheldon President BNY Mellon Funds Trust September 15, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2008, through August 31, 2009, as provided by J. Christopher Nicholl and John F. Flahive, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended August 31, 2009, BNY Mellon Money Market Fund’s Class M shares produced a yield of 1.24%, and Investor shares produced a yield of 0.99%.Taking into account the effects of compounding, the fund’s Class M and Investor shares also produced effective yields of 1.24% and 0.99%, respectively.1

Money market yields fell along with short-term interest rates over the first half of the reporting period, and they remained near historical lows during the second half as monetary authorities maintained their efforts to address the banking crisis and stimulate economic growth.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.To pursue its goal, the fund invests in a diversified portfolio of high-quality, short-term debt securities, including U.S. government securities; certificates of deposit, time deposits, bankers’ acceptances and other short-term domestic or foreign bank obligations; repurchase agreements; high-grade commercial paper and other short-term corporate obligations; and taxable municipal obligations. Normally, the fund invests at least 25% of its net assets in bank obligations.

Money Market Yields Plunged During the Downturn

The reporting period began in the midst of an ongoing credit crunch that escalated into a global financial crisis just days after the start of the reporting period. With housing values plummeting and mortgage-backed securities incurring massive losses, major financial institutions found themselves unable to obtain short-term funding. The U.S. government and Federal Reserve Board (the “Fed”) attempted to restore a measure of stability by pumping liquidity into the banking system, including the Troubled Assets Relief Program (TARP) and the Term Asset-Backed Securities Loan Facility (“TALF”).The Fed also eased monetary policy aggressively, driving its target for the overnight federal funds rate from 2% at the start of the reporting period to an unprecedented low of 0% to 0.25% by the end of 2008. As short-term interest rates declined, so did yields of money market instruments.

In addition to the Fed’s actions, the U.S. Department of the Treasury responded with a number of its own remedial measures in 2008, including the Temporary Guarantee Program for Money Market Funds. This measure was designed to promote liquidity in the commercial paper market after one venerable prime money market fund suffered losses that caused its share price to fall below one dollar.

The financial crisis had exacerbated an economic downturn, producing the most severe recession since the

The Funds

3

DISCUSSION OF FUND PERFORMANCE (continued)

1930s. The recession gained momentum over the fall of 2008 as job losses mounted and consumer confidence plunged. In an effort to stimulate the economy, in late January 2009 the U.S. government passed the $787 billion American Recovery and Reinvestment Act with the goal of retaining and creating jobs, providing budget relief to states and localities, maintaining social programs and offering tax relief to businesses and individuals.

After hitting multi-year lows in early March, the U.S. stock market and corporate bond market staged impressive rebounds through the reporting period’s end. The markets were buoyed by signs that the U.S. economy might be stabilizing despite steady increases in the unemployment rate to its highest level in 26 years. Toward the reporting period’s end, it was announced that the U.S. economy had indeed produced a better-than-expected annualized growth rate of –1.0% during the second quarter, up from –6.4% in the first quarter, supported by government spending and consumption as the economic stimulus program took hold.

Amid Turmoil, a Focus on Quality and Liquidity

When credit conditions deteriorated early in the reporting period, we intensified our efforts to reduce the fund’s exposure to risks.These efforts included a reduction in the number of banks that are approved by our credit analysts for investment, enabling the fund to avoid the credit problems that affected a handful of other money market funds. More specifically, we trimmed the fund’s exposure to commercial paper and certificates of deposit, investing instead in instruments issued by U.S. government agencies as well as taxable instruments from states and municipalities issued under the Build America Bonds program,which was enacted as part of the economic stimulus package.

Maintaining a Cautious Investment Posture

Despite recent signs of economic stabilization, we have remained concerned that an economic recovery is likely to be muted as long as unemployment rates remain high and consumers continue to reduce debt and boost savings. We also have been wary regarding the effects of current liquidity conditions and tighter loan standards on money market instruments. In light of these factors, the Fed has indicated that it intends to maintain “exceptionally low levels of the federal funds rate for an extended period.” Therefore, until we see more convincing evidence that the Fed is prepared to raise short-term interest rates, we intend to maintain the fund’s short weighted average maturity, high credit quality, broad diversification and liquidity.

September 15, 2009

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided reflect the absorption of certain fund expenses by the investment adviser pursuant to an undertaking, which is voluntary and temporary, not contractual, and can be terminated at any time without notice.

4

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2008, through August 31, 2009, as provided by J. Christopher Nicholl and John F. Flahive, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended August 31, 2009, BNY Mellon National Municipal Money Market Fund’s Class M shares produced a yield of 0.78%, and Investor shares produced a yield of 0.59%.Taking into account the effects of compounding, the fund’s Class M and Investor shares also produced effective yields of 0.79% and 0.60%, respectively.1

Tax-exempt money market yields fell along with short-term interest rates over the first half of the reporting, and they remained near historical lows during the second half as monetary authorities maintained their efforts to address the banking crisis and stimulate economic growth.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and maintenance of liquidity.To pursue its goal, the fund invests at least 80% of its assets in short-term municipal obligations that provide income exempt from federal income tax. Among these are municipal notes, short-term municipal bonds, tax-exempt commercial paper and municipal leases.The fund may invest up to 20% of its total assets in taxable money market securities, such as U.S. government obligations, bank and corporate obligations and commercial paper. The fund also may invest in custodial receipts.

Money Market Yields Plunged During the Downturn

The reporting period began in the midst of an ongoing credit crunch that escalated into a global financial crisis just days after the start of the reporting period. With housing values plummeting and mortgage-backed securities incurring massive losses, major financial institutions found themselves unable to obtain short-term funding. The U.S. government and Federal Reserve Board (the “Fed”) attempted to restore a measure of stability by pumping liquidity into the banking system, including the Troubled Assets Relief Program (TARP) and the Term Asset-Backed Securities Loan Facility (TALF).The Fed also eased monetary policy aggressively, driving its target for the overnight federal funds rate from 2% at the start of the reporting period to a range of 0% to 0.25% by the end of 2008.As short-term interest rates declined, so did yields of money market instruments.

In addition to the Fed’s actions, the U.S. Department of the Treasury responded with a number of its own remedial measures in 2008, including the Temporary Guarantee Program for Money Market Funds. This measure was designed to promote liquidity after one venerable prime money market fund suffered losses that caused its share price to fall below one dollar.

The financial crisis had exacerbated an economic downturn, producing the most severe recession since the 1930s as job losses mounted and consumer confidence plunged. In an effort to stimulate the economy, in late January 2009 the U.S. government passed the $787 billion American Recovery and Reinvestment Act with the goal of retaining and creating jobs, providing budget relief to states and localities, maintaining social programs and offering tax relief to businesses and individuals.

After hitting multi-year lows in early March, the U.S. stock market and corporate bond market staged impressive rebounds. The markets were buoyed by signs that the U.S. economy might be stabilizing despite steady increases in the unemployment rate to its highest level in 26 years. Toward the reporting period’s end, it was announced that the U.S. economy had indeed produced a better-than-expected annualized growth rate of –1.0% during the second quarter, up from –6.4% in the first quarter, as the economic stimulus program took hold.

The Funds

5

DISCUSSION OF FUND PERFORMANCE (continued)

Amid Turmoil, a Focus on Quality

When credit conditions deteriorated early in the reporting period, we intensified our efforts to reduce the fund’s exposure to risks. These efforts included a reduction in the number of banks whose letters of credit, used to back municipal instruments, are approved by our credit analysts. More specifically, we trimmed the fund’s exposure to variable rate demand notes on which yields are reset daily or weekly, investing instead in short-term municipal notes from creditworthy governments and authorities. We generally maintained the fund’s weighted average maturity in a range that was modestly longer than industry averages, which enabled us to capture incrementally higher yields from municipal notes in the low interest-rate environment.

Maintaining a Cautious Investment Posture

Despite recent signs of economic stabilization, we have remained concerned that an economic recovery is likely to be muted as long as unemployment rates remain high and consumers continue to reduce debt and boost savings. We also have been wary regarding the effects of current liquidity conditions and tighter loan standards on money market instruments. In light of these factors, the Fed has indicated that it intends to maintain “exceptionally low levels of the federal funds rate for an extended period.”Therefore, until we see more convincing evidence that the Fed is prepared to raise short-term interest rates, we intend to maintain the fund’s focus on high credit quality, broad diversification and liquidity.

September 15, 2009

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided reflect the absorption of certain fund expenses by the investment adviser pursuant to an undertaking, which is voluntary and temporary, not contractual, and can be terminated at any time without notice. Had these expenses not been absorbed, yields of the fund’s Class M and Investor shares would have been 0.77% and 0.52%, respectively, and the effective yields would have been 0.78% and 0.53%, respectively.

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of the funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial advisor.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each BNY Mellon money market fund from March 1, 2009 to August 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended August 31, 2009
		Class M Shares	Investor Shares

BNY Mellon Money Market Fund
Expenses paid per $1,000†		$ 1.67	$ 2.93
Ending value (after expenses)		$1,002.90	$1,001.60
BNY Mellon National Municipal Money Market Fund
Expenses paid per $1,000†		$ 1.87	$ 2.52
Ending value (after expenses)		$1,000.80	$1,000.10

COMPARING YOUR FUND’S EXPENSES	WITH	THOSE OF OTHER	FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return.You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended August 31, 2009
	Class M Shares	Investor Shares

BNY Mellon Money Market Fund
Expenses paid per $1,000†	$ 1.68	$ 2.96
Ending value (after expenses)	$1,023.54	$1,022.28
BNY Mellon National Municipal Money Market Fund
Expenses paid per $1,000†	$ 1.89	$ 2.55
Ending value (after expenses)	$1,023.34	$1,022.68

  Expenses are equal to the BNY Mellon Money Market Fund’s annualized expense ratio of .33% for Class M and .58% for Investor Shares and BNY Mellon National Municipal Money Market Fund, .37% for Class M and .50% for Investor Shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Funds

7

STATEMENT OF INVESTMENTS August 31, 2009

BNY Mellon Money Market Fund

	Principal			Principal
Commercial Paper—56.1%	Amount ($)	Value ($)	Commercial Paper (continued)	Amount ($)	Value ($)

Abbey National North America LLC
0.16%—0.17%,
9/2/09—9/11/09	60,000,000	59,998,525
ABN-AMRO North
America Finance Inc.
0.25%, 9/10/09	43,000,000	42,997,313
Allied Irish Banks
0.48%, 9/1/09	30,000,000 [a]	30,000,000
Banque et Caisse
d’Epargne de l’Etat
0.22%, 9/18/09	55,000,000	54,994,286
Calyon NA
0.16%, 9/1/09	80,000,000	80,000,000
Danske Corp., Inc.
0.23%—1.45%,
9/11/09—10/16/09	90,000,000 [a]	89,904,326
Deutsche Bank Financial LLC
0.13%, 9/1/09	70,000,000	70,000,000
District of Columbia Water
and Sewer Authority
0.30%, 9/8/09	24,600,000	24,600,000
Fortis Banque Luxembourg S.A.
0.26%, 9/17/09	50,000,000	49,994,222
General Electric Capital Corp.
0.13%—0.22%,
9/1/09—9/16/09	79,000,000	78,996,343
Greater Orlando
Aviation Authority FL
0.45%, 9/25/09	25,012,000	25,004,599
HSBC USA Inc.
0.20%—0.33%, 9/9/09	40,000,000	39,997,500
Johns Hopkins University
0.35%, 9/23/09	11,000,000	11,000,000
JPMorgan Chase & Co.
0.21%, 9/3/09—9/16/09	65,000,000 [a]	64,996,588
Kredietbank N.A. Finance Corp.
0.17%, 9/8/09—9/10/09	65,000,000	64,997,426
Long Island College Hospital NY
1.00%, 9/2/09	25,700,000	25,699,286

Rabobank USA Financial Corp.
0.15%, 9/1/09	50,000,000	50,000,000
Rutgers State University New Jersey
0.65%, 9/11/09	26,150,000	26,150,000
San Jose CA Financing Authority
0.50%, 9/8/09	70,379,000	70,372,158
Societe Generale N.A. Inc.
0.24%, 9/1/09	50,000,000	50,000,000
Tennessee School Bond Authority
0.25%—0.40%,
9/22/09—9/24/09	59,825,000	59,825,000
University of Houston TX
0.35%, 9/3/09	17,700,000	17,700,000
Total Commercial Paper
(cost $1,087,227,572)	1,087,227,572

Notes—41.5%

Andrew W. Mellon Foundation NY
0.35%, 9/7/09	23,000,000 [b]	23,000,000
Athens Clarke County GA
0.45%, 9/1/09	6,300,000 [b]	6,300,000
Baltimore MD
0.32%, 9/7/09	22,785,000 [b]	22,785,000
Bank of Ireland
0.66%, 9/19/09	3,000,000 [b]	2,993,089
Botsford MI General Hospital
0.45%, 9/1/09	4,000,000 [b]	4,000,000
California Educational
Facilities Authority
1.10%, 9/7/09	8,160,000 [b]	8,160,000
California Statewide Communities
Development Authority
0.38%, 9/7/09	2,260,000 [b]	2,260,000
Cleveland OH Airport System
0.32%—0.47%, 9/7/09	40,455,000 [b]	40,455,000
Colorado Educational and
Cultural Facilities Authority
0.45%, 9/7/09	63,234,000 [b]	63,234,000

8

BNY Mellon Money Market Fund (continued)

	Principal			Principal
Notes (continued)	Amount ($)	Value ($)	Notes (continued)	Amount ($)	Value ($)

Connecticut
2.50%, 3/1/10	8,000,000	8,022,231
Denver CO
1.15%—1.26%, 9/7/09	32,700,000 [b]	32,700,000
Franklin County GA Industrial
Building Authority
0.40%, 9/7/09	11,000,000 [b]	11,000,000
Greensboro NC
0.45%, 9/7/09	2,900,000 [b]	2,900,000
Houston TX
0.60%, 9/7/09	34,790,000 [b]	34,790,000
Indiana Health and
Educational Facility
1.75%, 9/7/09	48,000,000 [b]	48,000,000
Las Cruces NM
0.40%, 9/7/09	2,600,000 [b]	2,600,000
Lexington County SC
1.75%, 2/1/10	4,400,000	4,400,000
Los Angeles CA Community
Redevelopment Agency
0.55%, 9/1/09	2,300,000 [b]	2,300,000
Los Angeles County CA
Fair Association
0.65%, 9/7/09	20,000,000 [b]	20,000,000
M-S-R Public Power Agency CA
1.25%, 9/7/09	12,000,000 [b]	12,000,000
Maine
1.19%, 6/1/10	13,335,000	13,335,000
Massachusetts Health and
Education Facilities Authority
0.45%, 9/7/09	12,000,000 [b]	12,000,000
Meharry Medical College TN
0.45%, 9/7/09	7,420,000 [b]	7,420,000
Michigan Strategic Fund
0.53%, 9/7/09	13,500,000 [b]	13,500,000
Minnesota Higher Education
Coordinating Board
0.50%, 9/7/09	11,000,000 [b]	11,000,000

Mississippi Business Finance Corp.
0.75%, 9/7/09	31,000,000 [b]	31,000,000
Missouri Development Finance Board
0.45%, 9/7/09	5,600,000 [b]	5,600,000
Missouri Development Finance Board
0.45%, 9/7/09	7,200,000 [b]	7,200,000
Nassau County NY Industrial
Development Authority
0.45%, 9/7/09	5,850,000 [b]	5,850,000
New Jersey Economic
Development Authority
0.40%, 9/7/09	2,370,000 [b]	2,370,000
New Jersey Housing and
Mortgage Finance Agency
0.55%, 9/7/09	1,800,000 [b]	1,800,000
New York City NY Housing
Development Corporation
0.32%, 9/7/09	7,730,000 [b]	7,730,000
New York City NY Housing
Development Corporation
1.05%, 9/7/09	37,965,000 [b]	37,965,000
New York City NY Transitional
Finance Authority
0.42%, 9/7/09	83,945,000 [b]	83,945,000
New York State Housing
Finance Agency
0.42%—0.45%, 9/7/09	3,900,000 [b]	3,900,000
New York State Urban
Development Corporation
3.50%, 12/15/09	9,545,000	9,558,383
Northern CA Power Agency
0.65%, 9/7/09	3,065,000 [b]	3,065,000
Palm Bay FL
1.20%, 9/7/09	34,230,000 [b]	34,230,000
Portland ME
3.00%, 9/7/09	30,200,000 [b]	30,200,000
Roanoke Rapids NC
0.45%, 9/7/09	11,150,000 [b]	11,150,000

The Funds

9

STATEMENT OF INVESTMENTS (continued)

BNY Mellon Money Market Fund (continued)

	Principal			Principal
Notes (continued)	Amount ($)	Value ($)	Notes (continued)	Amount ($)	Value ($)

Sacramento County CA			Washington Housing
0.50%, 9/7/09	2,700,000 [b]	2,700,000	Finance Commission
San Jose CA			0.55%, 9/1/09	3,100,000 [b]	3,100,000
Financing Authority			Total Notes
0.32%, 9/7/09	22,885,000 [b]	22,885,000	(cost $803,259,833)		803,259,833
Texas
0.55%, 9/7/09	81,150,000 [b]	81,150,000	U.S. Government Agency—2.1%

Texas, GO
			Federal Home Loan Mortgage Corp.
(Veterans Housing)
			1.22%, 3/23/10
0.50%, 9/7/09	200,000 [b]	200,000
			(cost $40,000,000)	40,000,000 [c]	40,000,000
Tulsa OK Airports
Improvement Trust			Total Investments
0.42%, 9/7/09	3,100,000 [b]	3,100,000	(cost $1,930,487,405)	99.7%	1,930,487,405

Virginia College			Cash and Receivables (Net)	.3%	5,952,502
Building Authority
2.50%, 2/1/10	5,395,000	5,407,130	Net Assets	100.0%	1,936,439,907

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At August 31, 2009, these securities amounted to $184,900,914 or 9.5% of net assets.

b	Variable rate security—interest rate subject to periodic change.

c	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator.As such, the FHFA will oversee the continuing affairs of these companies.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Banking	34.0	Transportation	4.6
Education	9.4	Health Care	4.4
Lease Revenue	6.6	Finance	4.1
Special Tax	4.9	Other	26.9
Foreign/Governmental	4.8		99.7

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF INVESTMENTS August 31, 2009

BNY Mellon National Municipal Money Market Fund

	Coupon	Maturity	Principal
Short-Term Investments—99.0%	Rate (%)	Date	Amount ($)	Value ($)

Alabama—1.4%
Mobile Infirmary Health System Special Care Facilities
Financing Authority, Revenue (Infirmary Health
System, Inc.) (LOC; Bank of Nova Scotia)	0.26	9/7/09	25,000,000 [a]	25,000,000
Arizona—.6%
Maricopa County Industrial Development Authority,
Revenue (Valley of the Sun YMCA) (LOC; U.S. Bank NA)	0.23	9/7/09	7,500,000 [a]	7,500,000
Yavapai County Industrial Development Authority, HR
(Northern Arizona Healthcare System)
(LOC; Banco Bilbao Vizcaya Argentaria)	0.26	9/7/09	3,295,000 [a]	3,295,000
California—2.8%
California Department of Water Resources,
Power Supply Revenue (LOC; Bayerische Landesbank)	0.10	9/7/09	9,500,000 [a]	9,500,000
California Educational Facilities Authority, Revenue
(Loyola Marymount University) (LOC; Allied Irish Banks)	0.40	9/7/09	8,000,000 [a]	8,000,000
California Infrastructure and Economic Development Bank,
Revenue (The Colburn School) (LOC; Allied Irish Banks)	0.45	9/7/09	8,990,000 [a]	8,990,000
California Infrastructure and Economic Development Bank,
Revenue, CP (J. Paul Getty Trust)	0.70	12/3/09	2,500,000	2,500,000
California Statewide Communities Development Authority,
Revenue (Cathedral High School Project) (LOC; Allied Irish Banks)	0.45	9/7/09	19,805,000 [a]	19,805,000
Colorado—2.6%
Colorado Educational and Cultural Facilities Authority,
Revenue (National Jewish Federation Bond Program)
(LOC; Northern Trust Company)	0.18	9/1/09	200,000 [a]	200,000
Colorado School of Mines Board of Trustees,
Enterprise Revenue, Refunding (LOC; Dexia Credit Locale)	0.40	9/7/09	26,540,000 [a]	26,540,000
Commerce City Northern Infrastructure General
Improvement District, GO (LOC; U.S. Bank NA)	0.39	9/7/09	6,150,000 [a]	6,150,000
Commerce City Northern Infrastructure General
Improvement District, GO, Refunding (LOC; U.S. Bank NA)	0.39	9/7/09	9,390,000 [a]	9,390,000
Parker Automotive Metropolitan District,
GO Notes (LOC; U.S. Bank NA)	0.39	9/7/09	3,200,000 [a]	3,200,000
Connecticut—2.3%
Connecticut, GO Notes, BAN	2.00	4/28/10	40,000,000	40,398,684
District of Columbia—.8%
District of Columbia, Multimodal GO,
Refunding (LOC; Allied Irish Banks)	0.45	9/7/09	4,285,000 [a]	4,285,000
District of Columbia, University Revenue (Georgetown
University Issue) (LOC; JPMorgan Chase Bank)	0.25	9/7/09	9,640,000 [a]	9,640,000
Florida—3.4%
Alachua County Health Facilities Authority, Continuing Care
Retirement Community Revenue (Oak Hammock at the
University of Florida Project) (LOC; Bank of Scotland)	0.28	9/1/09	8,000,000 [a]	8,000,000
JEA, District Energy System Revenue
(LOC; State Street Bank and Trust Co.)	0.17	9/7/09	7,745,000 [a]	7,745,000

The Funds

11

STATEMENT OF INVESTMENTS (continued)

BNY Mellon National Municipal Money Market Fund (continued)

	Coupon	Maturity	Principal
Short-Term Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Florida (continued)
Leesburg, HR, Refunding (The Villages Regional
Hospital Project) (LOC; Bank of Nova Scotia)	0.30	9/7/09	6,000,000 [a]	6,000,000
North Broward Hospital District,
Revenue, Refunding (LOC; TD Bank)	0.20	9/7/09	17,100,000 [a]	17,100,000
Port Orange, Revenue (Palmer College of
Chiropractic Florida Project) (LOC; ABN-AMRO)	0.33	9/7/09	9,185,000 [a]	9,185,000
Tohopekaliga Water Authority, Utility System Revenue
(LOC; Landesbank Hessen-Thuringen Girozentrale)	0.28	9/7/09	12,900,000 [a]	12,900,000
Georgia—6.2%
Clayton County Housing Authority, MFHR, Refunding
(Chateau Forest Apartments Project) (Insured; FSA
and Liquidity Facility; Societe Generale)	2.24	9/7/09	6,530,000 [a]	6,530,000
Cobb County Development Authority, Educational
Facilities Revenue (Mount Paran Christian School, Inc.
Project) (LOC; Wells Fargo Bank)	0.33	9/7/09	10,015,000 [a]	10,015,000
Fulton County School District, GO Notes, TAN	0.75	12/31/09	50,000,000	50,073,593
Metropolitan Atlanta Rapid Transit Authority,
Sales Tax Revenue (Second Indenture Series)
(LOC: Bayerische Landesbank and Westdeutsche Landesbank)	0.65	9/7/09	36,200,000 [a]	36,200,000
Municipal Electric Authority of Georgia, Project One Subordinated
Bonds (Insured; FSA and Liquidity Facility; Dexia Credit Locale)	0.80	9/7/09	7,200,000 [a]	7,200,000
Hawaii—.3%
Hawaii Housing Finance and Development Corporation, MFHR
(Lokahi Ka’u) (Liquidity Facility; FHLMC)	0.29	9/7/09	5,200,000 [a]	5,200,000
Idaho—.6%
Coeur D’Alene Tribe, Revenue (LOC; Bank of America)	0.33	9/7/09	10,200,000 [a]	10,200,000
Illinois—12.0%
Chicago, Second Lien Water Revenue, Refunding
(LOC; California Public Employees Retirement System)	0.29	9/7/09	14,850,000 [a]	14,850,000
Chicago, Second Lien Water Revenue, Refunding
(LOC; State Street Bank and Trust Co.)	0.29	9/7/09	3,225,000 [a]	3,225,000
Chicago O’Hare International Airport, General Airport
Third Lien Revenue (LOC; Dexia Credit Locale)	0.37	9/7/09	30,000,000 [a]	30,000,000
Illinois Educational Facilities Authority,
Revenue (The University of Chicago)	0.52	5/5/10	40,000,000	40,000,000
Illinois Educational Facilities Authority,
Revenue (The University of Chicago)	0.52	8/12/10	30,000,000	30,000,000
Illinois Finance Authority, PCR, Refunding (Commonwealth
Edison Company Project) (LOC; JPMorgan Chase Bank)	0.27	9/7/09	10,100,000 [a]	10,100,000
Illinois Finance Authority, PCR, Refunding (Commonwealth
Edison Company Project) (LOC; JPMorgan Chase Bank)	0.28	9/7/09	8,305,000 [a]	8,305,000
Illinois Finance Authority, Revenue (Northwestern University)	0.58	2/1/10	18,400,000	18,400,000

12

BNY Mellon National Municipal Money Market Fund (continued)

	Coupon	Maturity	Principal
Short-Term Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Illinois (continued)
Illinois Finance Authority, Revenue
(OSF Healthcare System) (LOC; National City Bank)	0.27	9/7/09	7,100,000 [a]	7,100,000
Illinois Finance Authority, Revenue (Southern Illinois
Healthcare Enterprises, Inc.) (LOC; Bank of Nova Scotia)	0.29	9/7/09	4,580,000 [a]	4,580,000
Illinois Finance Authority, Revenue
(The Art Institute of Chicago) (LOC; Northern Trust Co.)	0.32	9/7/09	3,300,000 [a]	3,300,000
Illinois Finance Authority, Revenue
(The Carle Foundation) (LOC; Northern Trust Co.)	0.20	9/7/09	1,800,000 [a]	1,800,000
Illinois Finance Authority, Revenue (The University of
Chicago Medical Center) (LOC; Bank of America)	0.13	9/1/09	11,000,000 [a]	11,000,000
Illinois Finance Authority, Revenue, Refunding
(Bradley University) (LOC; Northern Trust Co.)	0.29	9/7/09	4,300,000 [a]	4,300,000
Illinois Finance Authority, Revenue, Refunding (The University
of Chicago Medical Center) (LOC; Wells Fargo Bank)	0.27	9/7/09	3,100,000 [a]	3,100,000
Illinois Finance Authority, Revenue, Refunding (The University
of Chicago Medical Center) (LOC; Wells Fargo Bank)	0.28	9/7/09	4,160,000 [a]	4,160,000
Illinois Health Facilities Authority, Revenue
(Ingalls Memorial Hospital) (LOC; Northern Trust Co.)	0.19	9/7/09	13,300,000 [a]	13,300,000
Lake County, MFHR (Whispering Oaks
Apartments Project) (LOC; FHLMC)	0.33	9/7/09	3,250,000 [a]	3,250,000
Indiana—.7%
Indiana Finance Authority, HR, Refunding (Floyd Memorial Hospital
and Health Services Project) (LOC; Branch Banking and Trust Co.)	0.20	9/1/09	4,500,000 [a]	4,500,000
Lawrenceburg, PCR, Refunding (Indiana Michigan
Power Company Project) (LOC; Royal Bank of Scotland)	0.30	9/7/09	8,600,000 [a]	8,600,000
Iowa—1.6%
Iowa Finance Authority, Health Facilities Revenue
(Great River Medical Center Project) (LOC; Allied Irish Banks)	0.43	9/1/09	17,695,000 [a]	17,695,000
Iowa Finance Authority, Private School Facility Revenue
(Xavier High School Project) (LOC; Allied Irish Banks)	0.48	9/7/09	9,900,000 [a]	9,900,000
Kentucky—.4%
Boone County, PCR, Refunding (Duke Energy
Kentucky, Inc. Project) (LOC; Wells Fargo Bank)	0.25	9/7/09	6,500,000 [a]	6,500,000
Shelby County, Lease Program Revenue (Kentucky
Association of Counties Leasing Trust) (LOC; U.S. Bank NA)	0.13	9/1/09	200,000 [a]	200,000
Louisiana—1.1%
East Baton Rouge Parish, Road and Street Improvement
Sales Tax Revenue, Refunding (LOC; Dexia Credit Locale)	0.65	9/7/09	20,000,000 [a]	20,000,000
Maryland—2.5%
Baltimore Mayor and City Council Industrial Development
Authority, Revenue (City of Baltimore Capital
Acquisition Program) (LOC; Bayerische Landesbank)	0.42	9/7/09	10,000,000 [a]	10,000,000

The Funds

13

STATEMENT OF INVESTMENTS (continued)

BNY Mellon National Municipal Money Market Fund (continued)

	Coupon	Maturity	Principal
Short-Term Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Maryland (continued)
Montgomery County, CP	0.40	2/4/10	35,000,000	35,000,000
Massachusetts—.9%
Massachusetts Development Finance Agency, Revenue
(Worcester Polytechnic Institute) (LOC; TD Bank)	0.30	9/7/09	1,700,000 [a]	1,700,000
Massachusetts Health and Educational Facilities
Authority, Revenue (Hillcrest Extended Care
Services Issue) (LOC; Bank of America)	0.30	9/7/09	3,200,000 [a]	3,200,000
Massachusetts Health and Educational Facilities
Authority, Revenue (Williams College Issue)	0.53	4/7/10	8,500,000	8,500,000
Massachusetts Housing Finance Agency, Housing Revenue
(Insured; FSA and Liquidity Facility; Dexia Credit Locale)	0.55	9/7/09	3,170,000 [a]	3,170,000
Michigan—.7%
Lenawee County Economic Development
Corporation, Revenue, Refunding (Siena
Heights University Project) (LOC; FHLB)	0.32	9/7/09	8,700,000 [a]	8,700,000
Michigan Strategic Fund, LOR, Refunding
(Waterfront Reclamation and Development
Project) (LOC; Deutsche Bankers Trust Company)	0.36	9/7/09	2,810,000 [a]	2,810,000
Minnesota—1.2%
Minneapolis and Saint Paul Metropolitan Airports Commission,
Airport Revenue, CP (LOC; Westdeutsche Landesbank)	1.00	9/10/09	8,119,000	8,119,000
Minnesota Higher Education Facilities Authority, Revenue
(Gustavus Adolphus College) (LOC; Allied Irish Banks)	0.55	9/7/09	13,950,000 [a]	13,950,000
Nebraska—.5%
Lancaster County Hospital Authority Number 1,
Health Facilities Revenue (Immanuel Health
Systems-Williamsburg Project) (LOC; Allied Irish Banks)	0.22	9/1/09	6,900,000 [a]	6,900,000
Sarpy County Hospital Authority Number 1,
Health Facilities Revenue (Immanuel Health
Systems—Trinity Village Project) (LOC; Allied Irish Banks)	0.22	9/1/09	2,600,000 [a]	2,600,000
New Hampshire—3.2%
New Hampshire, CP	0.40	11/17/09	16,000,000	16,000,000
New Hampshire Health and Education Facilities Authority,
Revenue (Crotched Mountain Rehabilitation
Center Issue) (LOC; Allied Irish Banks)	0.55	9/7/09	22,600,000 [a]	22,600,000
New Hampshire Health and Education Facilities Authority,
Revenue (Proctor Academy Issue) (LOC; Allied Irish Banks)	0.55	9/7/09	5,000,000 [a]	5,000,000
New Hampshire Housing Finance Authority, MFHR, Refunding
(EQR-Bond Partnership— Manchester Project) (LOC; FNMA)	0.33	9/7/09	12,700,000 [a]	12,700,000
New Jersey—2.2%
New Jersey Health Care Facilities Financing Authority,
Revenue (Rahway Hospital) (LOC; Wachovia Bank)	0.28	9/7/09	4,700,000 [a]	4,700,000
New Jersey Turnpike Authority, Turnpike
Revenue (LOC; JPMorgan Chase Bank)	0.23	9/7/09	34,500,000 [a]	34,500,000

14

BNY Mellon National Municipal Money Market Fund (continued)

	Coupon	Maturity	Principal
Short-Term Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York—12.4%
Long Island Power Authority, Electric System
Subordinated Revenue (LOC: JPMorgan
Chase Bank and Landesbank Baden-Wurttemberg)	0.22	9/7/09	36,400,000 [a]	36,400,000
Metropolitan Transportation Authority, RAN	2.00	12/31/09	29,800,000	29,958,116
Metropolitan Transportation Authority,
Transportation Revenue, CP (LOC; ABN-AMRO)	0.32	9/3/09	48,500,000	48,500,000
New York City, GO Notes (Liquidity Facility;
Dexia Credit Locale and LOC; Dexia Credit Locale)	0.35	9/1/09	34,230,000 [a]	34,230,000
New York City, GO Notes (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	0.14	9/1/09	5,000,000 [a]	5,000,000
New York City Housing Development Corporation, MFMR (The Crest
Project) (LOC; Landesbank Hessen-Thuringen Girozentrale)	0.28	9/7/09	17,010,000 [a]	17,010,000
New York City Industrial Development Agency, Civic Facility Revenue
(New York Law School Project) (LOC; JPMorgan Chase Bank)	0.22	9/7/09	12,200,000 [a]	12,200,000
New York City Transitional Finance Authority, Future Tax
Secured Revenue (Liquidity Facility; Dexia Credit Locale)	0.40	9/7/09	12,755,000 [a]	12,755,000
New York City Trust for Cultural Resources, Revenue
(Alvin Ailey Dance Foundation) (LOC; Citibank NA)	0.25	9/7/09	8,960,000 [a]	8,960,000
New York Local Government Assistance Corporation,
Subordinate Lien Revenue, Refunding (Insured; FSA
and Liquidity Facility; Westdeutsche Landesbank)	0.50	9/7/09	11,950,000 [a]	11,950,000
North Carolina—3.7%
Charlotte-Mecklenburg Hospital Authority, Health Care
Revenue (Carolinas HealthCare System) (Insured;
FSA and Liquidity Facility; Dexia Credit Locale)	0.75	9/7/09	10,150,000 [a]	10,150,000
New Hanover County, HR, Refunding (New Hanover
Regional Medical Center) (Insured; FSA and
Liquidity Facility; Wells Fargo Bank)	0.50	9/7/09	25,045,000 [a]	25,045,000
New Hanover County, HR, Refunding (New Hanover
Regional Medical Center) (Insured; FSA and
Liquidity Facility; Wells Fargo Bank)	0.50	9/7/09	2,300,000 [a]	2,300,000
North Carolina Medical Care Commission, Health Care
Facilities Revenue (Union Regional Medical
Center Project) (LOC; Wells Fargo Bank)	0.33	9/7/09	13,000,000 [a]	13,000,000
North Carolina Medical Care Commission,
Retirement Facilities First Mortgage Revenue
(Carolina Village Project) (LOC; Wells Fargo Bank)	0.33	9/7/09	5,100,000 [a]	5,100,000
Raleigh, COP (Downtown Improvements Projects)	2.50	1/20/10	10,000,000	10,070,306
Ohio—4.6%
Butler County, Healthcare Facilities Improvement Revenue,
Refunding (Lifesphere Project) (LOC; U.S. Bank NA)	0.22	9/7/09	3,400,000 [a]	3,400,000
Cleveland-Cuyahoga County Port Authority, Cultural Facility
Revenue (The Cleveland Museum of Art Project)
(Liquidity Facility; JPMorgan Chase Bank)	0.29	9/7/09	20,000,000 [a]	20,000,000

The Funds

15

STATEMENT OF INVESTMENTS (continued)

BNY Mellon National Municipal Money Market Fund (continued)

	Coupon	Maturity	Principal
Short-Term Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Ohio (continued)
Cuyahoga County, GO Notes, Capital Improvement BAN	2.50	12/23/09	30,000,000	30,133,185
Lucas County, HR (ProMedica Healthcare
Obligated Group) (LOC; UBS AG)	0.23	9/7/09	5,100,000 [a]	5,100,000
Lucas County, HR (ProMedica Healthcare
Obligated Group) (LOC; UBS AG)	0.25	9/7/09	7,800,000 [a]	7,800,000
Ohio Higher Educational Facility, Revenue, Refunding (Case
Western Reserve University Project) (LOC; Allied Irish Banks)	0.55	9/7/09	6,000,000 [a]	6,000,000
Warren County, Health Care Facilities Improvement Revenue
(Otterbein Homes Project) (LOC; U.S. Bank NA)	0.27	9/7/09	9,700,000 [a]	9,700,000
Oregon—.7%
Clackamas County Hospital Facility Authority, Revenue
(Legacy Health System) (LOC; U.S. Bancorp)	0.20	9/7/09	8,900,000 [a]	8,900,000
Yamhill County Hospital Authority, Revenue,
Refunding (Friendsview Retirement
Community—Oregon) (LOC; U.S. Bank NA)	0.18	9/1/09	4,170,000 [a]	4,170,000
Other State—.1%
Greensboro, Refunding, COP (Greensboro
Coliseum Complex) (LOC; Wells Fargo Bank)	0.45	9/7/09	1,950,000 [a]	1,950,000
Pennsylvania—8.5%
Beaver County Industrial Development Authority, PCR,
Refunding (FirstEnergy Nuclear Generation
Corporation Project) (LOC; Bank of Nova Scotia)	0.32	9/7/09	30,000,000 [a]	30,000,000
Beaver County Industrial Development Authority, PCR,
Refunding (FirstEnergy Nuclear Generation
Corporation Project) (LOC; Citibank NA)	0.27	9/7/09	12,600,000 [a]	12,600,000
Chester County Health and Education Facilities Authority,
Revenue (Simpson Meadows Project) (LOC; Wells Fargo Bank)	0.48	9/7/09	2,500,000 [a]	2,500,000
Cumberland County Municipal Authority, Revenue (Lutheran Services
Northeast, Tressler Lutheran Services, The Lutheran Home at
Topton, The Lutheran Welfare Service of Northeastern
Pennsylvania, Inc. and Hospice Saint John Obligated
Group Project) (LOC; Wells Fargo Bank)	0.33	9/7/09	1,200,000 [a]	1,200,000
Lancaster County, GO Notes (Insured; FSA and
Liquidity Facility; Royal Bank of Canada)	0.45	9/7/09	21,360,000 [a]	21,360,000
Lower Merion School District, GO Notes
(LOC; State Street Bank and Trust Co.)	0.23	9/7/09	8,800,000 [a]	8,800,000
Lower Merion School District, GO Notes (LOC; U.S. Bancorp)	0.20	9/7/09	6,000,000 [a]	6,000,000
Luzerne County, GO Notes (Insured; FSA and
Liquidity Facility; JPMorgan Chase Bank)	0.45	9/7/09	56,500,000 [a]	56,500,000
Pennsylvania State University, Revenue, Refunding	1.50	6/1/10	7,500,000	7,558,115
Philadelphia, Gas Works Revenue, Refunding (LOC; Scotiabank)	0.26	9/7/09	4,700,000 [a]	4,700,000
16

BNY Mellon National Municipal Money Market Fund (continued)

	Coupon	Maturity	Principal
Short-Term Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

South Carolina—1.0%
South Carolina Jobs-Economic Development Authority, HR, Refunding
(AnMed Health Project) (LOC; Branch Banking and Trust Co.)	0.21	9/7/09	5,000,000 [a]	5,000,000
South Carolina Jobs-Economic Development Authority, HR, Refunding
(AnMed Health Project) (LOC; Branch Banking and Trust Co.)	0.21	9/7/09	3,000,000 [a]	3,000,000
South Carolina Jobs-Economic Development Authority, HR, Refunding
(Tuomey Regional Medical Center) (LOC; Wells Fargo Bank)	0.33	9/7/09	10,000,000 [a]	10,000,000
South Dakota—.1%
South Dakota Health and Educational Facilities Authority,
Revenue (Regional Health) (LOC; U.S. Bank NA)	0.20	9/1/09	1,000,000 [a]	1,000,000
Tennessee—.7%
Metropolitan Nashville Airport Authority, Airport Improvement
Revenue, Refunding (LOC; Societe Generale)	0.28	9/7/09	4,800,000 [a]	4,800,000
Tennessee, CP	0.40	9/10/09	8,350,000	8,350,000
Texas—10.3%
Harris County Flood Control District, CP
(LOC; Landesbank Hessen-Thuringen Girozentrale)	0.35	9/1/09	64,965,000	64,965,000
Harris County Flood Control District, CP
(LOC; Landesbank Hessen-Thuringen Girozentrale)	0.35	9/1/09	700,000	700,000
Southwest Higher Education Authority, Inc., Higher
Education Revenue (Southern Methodist University
Project) (Liquidity Facility; Bank of America)	0.35	9/7/09	82,500,000 [a]	82,500,000
Travis County Health Facilities Development Corporation,
Retirement Facilities Revenue (Longhorn Village
Project) (LOC; Bank of Scotland)	0.22	9/7/09	34,600,000 [a]	34,600,000
Utah—.7%
Emery County, PCR, Refunding (PacifiCorp Projects)
(LOC; Wells Fargo Bank)	0.30	9/7/09	10,000,000 [a]	10,000,000
Utah Housing Corporation, MFHR (Timbergate
Apartments Project) (LOC; FHLMC)	0.39	9/7/09	3,125,000 [a]	3,125,000
Vermont—.3%
Vermont Educational and Health Buildings Financing
Agency, Revenue (Northeastern Vermont
Regional Hospital Project) (LOC; TD Bank)	0.20	9/1/09	4,500,000 [a]	4,500,000
Virginia—1.7%
Albemarle County Economic Development Authority, HR
(Martha Jefferson Hospital) (LOC; Branch Banking and Trust Co.)	0.26	9/7/09	5,900,000 [a]	5,900,000
Alexandria Industrial Development Authority,
Pooled Loan Program Revenue (LOC; Bank of America)	0.33	9/7/09	4,960,000 [a]	4,960,000
Virginia College Building Authority, Educational Facilities
Revenue (21st Century College and Equipment Programs)	1.25	2/1/10	11,295,000	11,333,837

The Funds

17

STATEMENT OF INVESTMENTS (continued)

BNY Mellon National Municipal Money Market Fund (continued)

	Coupon	Maturity	Principal
Short-Term Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Virginia (continued)
Williamsburg Industrial Development Authority, Revenue
(The Colonial Williamsburg Foundation) (LOC; Wells Fargo Bank)	0.28	9/7/09	8,400,000 [a]	8,400,000
Washington—2.7%
Seattle Housing Authority, Low Income Housing Assistance
Revenue (Foss Home Project) (LOC; Wells Fargo Bank)	0.31	9/7/09	3,600,000 [a]	3,600,000
Tulalip Tribes of the Tulalip Reservation, Revenue, Refunding
(Capital Projects) (LOC; Wells Fargo Bank)	0.23	9/7/09	30,000,000 [a]	30,000,000
Vancouver Housing Authority, Pooled Housing Revenue,
Refunding (Liquidity Facility; FHLMC and LOC; FHLMC)	0.33	9/7/09	4,400,000 [a]	4,400,000
Washington Health Care Facilities Authority, Revenue (Southwest
Washington Medical Center) (LOC; Allied Irish Banks)	0.40	9/7/09	4,750,000 [a]	4,750,000
Washington Housing Finance Commission, Nonprofit Housing
Revenue (Pioneer Human Services Projects) (LOC; U.S. Bank NA)	0.25	9/7/09	5,785,000 [a]	5,785,000
Wisconsin—3.2%
Milwaukee, School RAN	3.00	9/3/09	25,000,000	25,001,901
University of Wisconsin Hospitals and Clinics Authority,
Revenue, Refunding (LOC; U.S. Bancorp)	0.20	9/7/09	2,450,000 [a]	2,450,000
Wisconsin Health and Educational Facilities Authority,
Revenue (Gundersen Lutheran) (LOC; Wells Fargo Bank)	0.23	9/7/09	6,700,000 [a]	6,700,000
Wisconsin Health and Educational Facilities Authority, Revenue
(Saint Luke’s Medical Center Project) (LOC; KBC Bank)	0.32	9/7/09	23,100,000 [a]	23,100,000
Wyoming—.3%
Sweetwater County, PCR, Refunding
(Pacificorp Projects) (LOC; Barclays Bank PLC)	0.14	9/1/09	4,800,000 [a]	4,800,000
Total Investments (cost $1,753,776,737)			99.0%	1,753,776,737
Cash and Receivables (Net)			1.0%	16,832,725
Net Assets			100.0%	1,770,609,462

a Variable rate demand note—rate shown is the interest rate in effect at August 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

18

Summary of Abbreviations

ABAG		Association of Bay Area Governments		ACA	American Capital Access
AGC		ACE Guaranty Corporation		AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation			ARRN	Adjustable Rate Receipt Notes
BAN		Bond Anticipation Notes		BIGI	Bond Investors Guaranty Insurance
BPA		Bond Purchase Agreement		CGIC	Capital Guaranty Insurance Company
CIC		Continental Insurance Company		CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation			COP	Certificate of Participation
CP		Commercial Paper		EDR	Economic Development Revenue
EIR		Environmental Improvement Revenue		FGIC	Financial Guaranty Insurance Company
FHA		Federal Housing Administration		FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation			FNMA	Federal National Mortgage Association
FSA		Financial Security Assurance		GAN	Grant Anticipation Notes
GIC		Guaranteed Investment Contract		GNMA	Government National Mortgage Association
GO		General Obligation		HR	Hospital Revenue
IDB		Industrial Development Board		IDC	Industrial Development Corporation
IDR		Industrial Development Revenue		LOC	Letter of Credit
LOR		Limited Obligation Revenue		LR	Lease Revenue
MFHR		Multi-Family Housing Revenue		MFMR	Multi-Family Mortgage Revenue
PCR		Pollution Control Revenue		PILOT	Payment in Lieu of Taxes
RAC		Revenue Anticipation Certificates		RAN	Revenue Anticipation Notes
RAW		Revenue Anticipation Warrants		RRR	Resources Recovery Revenue
SAAN		State Aid Anticipation Notes		SBPA	Standby Bond Purchase Agreement
SFHR		Single Family Housing Revenue		SFMR	Single Family Mortgage Revenue
SONYMA		State of New York Mortgage Agency		SWDR	Solid Waste Disposal Revenue
TAN		Tax Anticipation Notes		TAW	Tax Anticipation Warrants
TRAN		Tax and Revenue Anticipation Notes		XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	93.3
AAA,AA,Ab		Aaa,Aa,Ab		AAA,AA,Ab	6.7
100.0

  Based on total investments.
  Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.

See notes to financial statements.

The Funds

19

STATEMENTS OF ASSETS AND LIABILITIES August 31, 2009

	BNY Mellon	BNY Mellon
	Money Market	National Municipal
	Fund	Money Market Fund

Assets ($):
Investments in securities—See Statement of Investments†	1,930,487,405	1,753,776,737
Cash	5,277,497	14,993,313
Interest receivable	1,218,962	2,326,738
Prepaid expenses	38,513	58,933
	1,937,022,377	1,771,155,721
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 4(b)	281,332	274,266
Due to Administrator—Note 4(a)	208,823	202,925
Accrued expenses	92,315	69,068
	582,470	546,259
Net Assets ($)	1,936,439,907	1,770,609,462
Composition of Net Assets ($):
Paid-in capital	1,936,444,963	1,772,160,482
Accumulated net realized gain (loss) on investments	(5,056)	(1,551,020)
Net Assets ($)	1,936,439,907	1,770,609,462
Net Asset Value Per Share
Class M Shares
Net Assets ($)	1,934,739,193	1,770,608,354
Shares Outstanding	1,934,744,244	1,772,160,288
Net Asset Value Per Share ($)	1.00	1.00
Investor Shares
Net Assets ($)	1,700,714	1,108
Shares Outstanding	1,700,719	1,109
Net Asset Value Per Share ($)	1.00	1.00
† Investments at cost ($)	1,930,487,405	1,753,776,737

See notes to financial statements.

20

STATEMENTS OF OPERATIONS Year Ended August 31, 2009

	BNY Mellon	BNY Mellon
	Money Market	National Municipal
	Fund	Money Market Fund

Investment Income ($):
Interest Income	23,513,678	24,118,944
Expenses:
Investment advisory fee—Note 4(a)	2,494,836	3,182,426
Administration fee—Note 4(a)	2,160,290	2,759,643
Treasury insurance expense—Note 2(f)	474,432	856,355
Trustees’ fees and expenses—Note 4(c)	121,866	146,336
Custodian fees—Note 4(b)	114,720	384,953
Registration fees	68,500	34,427
Professional fees	54,621	63,113
Prospectus and shareholders’ reports	13,242	8,684
Shareholder servicing costs—Note 4(b)	4,905	61
Miscellaneous	31,559	50,511
Total Expenses	5,538,971	7,486,509
Less—reduction in expenses due to undertaking—Note 4(a)	(5)	(23,866)
Less—reduction in fees due to earnings credits—Note 2(b)	(35,843)	(238,181)
Net Expenses	5,503,123	7,224,462
Investment Income—Net	18,010,555	16,894,482
Net Realized Gain (Loss) on Investments—Note 2(b) ($)	(5,056)	(499,770)
Net Increase in Net Assets Resulting from Operations	18,005,499	16,394,712

See notes to financial statements.

The Funds

21

STATEMENTS OF CHANGES IN NET ASSETS

			BNY Mellon National Municipal
	BNY Mellon Money Market Fund		Money Market Fund

	Year Ended August 31,		Year Ended August 31,

	2009	2008	2009	2008

Operations ($):
Investment income—net	18,010,555	38,825,161	16,894,482	31,488,974
Net realized gain (loss) from investments	(5,056)	27,996	(499,770)	(1,051,250)
Net Increase (Decrease) in Net Assets
Resulting from Operations	18,005,499	38,853,157	16,394,712	30,437,724
Dividends to Shareholders from ($):
Investment income—net:
Class M Shares	(18,018,849)	(38,779,281)	(16,894,476)	(31,494,944)
Investor Shares	(18,655)	(45,880)	(6)	(23)
Total Dividends	(18,037,504)	(38,825,161)	(16,894,482)	(31,494,967)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class M Shares	2,900,077,126	2,209,831,039	4,077,069,214	3,276,852,332
Investor Shares	798,722	701,877	—	—
Dividends reinvested:
Class M Shares	1,447	343	5,127	749
Investor Shares	18,653	45,876	6	23
Cost of shares redeemed:
Class M Shares	(2,141,172,968)	(1,877,235,783)	(3,935,897,580)	(2,586,121,590)
Investor Shares	(704,556)	(513,869)	—	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	759,018,424	332,829,483	141,176,767	690,731,514
Total Increase (Decrease) In Net Assets	758,986,419	332,857,479	140,676,997	689,674,271
Net Assets ($):
Beginning of Period	1,177,453,488	844,596,009	1,629,932,465	940,258,194
End of Period	1,936,439,907	1,177,453,488	1,770,609,462	1,629,932,465

See notes to financial statements.

22

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class of each BNY Mellon money market fund for the fiscal periods indicated. All information reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

			Class M Shares

		Year Ended August 31,

BNY Mellon Money Market Fund	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.012	.037	.050	.043	.023
Distributions:
Dividends from investment income—net	(.012)	(.037)	(.050)	(.043)	(.023)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.24	3.72	5.16	4.35	2.30
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.33	.30	.30	.31	.31
Ratio of net expenses to average net assets	.33[a]	.30[a]	.30[a]	.31	.31
Ratio of net investment income
to average net assets	1.08	3.53	5.04	4.29	2.36
Net Assets, end of period ($ x 1,000)	1,934,739	1,175,866	843,242	754,727	678,569

a Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Funds

23

FINANCIAL HIGHLIGHTS (continued)

			Investor Shares

		Year Ended August 31,

BNY Mellon Money Market Fund	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.010	.034	.048	.040	.020
Distributions:
Dividends from investment income—net	(.010)	(.034)	(.048)	(.040)	(.020)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.99	3.47	4.89	4.09	2.05
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.58	.55	.55	.56	.57
Ratio of net expenses to average net assets	.58[a]	.55[a]	.55[a]	.56	.57
Ratio of net investment income
to average net assets	0.97	3.39	4.80	4.09	2.20
Net Assets, end of period ($ x 1,000)	1,701	1,588	1,354	890	640

a Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

24

			Class M Shares

		Year Ended August 31,

BNY Mellon National Municipal Money Market Fund	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.008	.024	.033	.028	.017
Distributions:
Dividends from investment income—net	(.008)	(.024)	(.033)	(.028)	(.017)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.79	2.39	3.40	2.88	1.68
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.35	.31	.30	.32	.32
Ratio of net expenses to average net assets	.34	.28	.30[a]	.31	.32[a]
Ratio of net investment income
to average net assets	.80	2.24	3.35	2.86	1.68
Net Assets, end of period ($ x 1,000)	1,770,608	1,629,931	940,257	734,525	613,375

a Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Funds

25

FINANCIAL HIGHLIGHTS (continued)

			Investor Shares

		Year Ended August 31,

BNY Mellon National Municipal Money Market Fund	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.006	.021	.031	.026	.014
Distributions:
Dividends from investment income—net	(.006)	(.021)	(.031)	(.026)	(.014)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.60	2.13	3.15	2.62	1.43
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.60	.56	.56	.57	.58
Ratio of net expenses to average net assets	.53	.53	.55	.57	.57
Ratio of net investment income
to average net assets	.57	2.05	3.16	2.60	1.38
Net Assets, end of period ($ x 1,000)	1	1	1	1	1

See notes to financial statements.

26

NOTES TO FINANCIAL STATEMENTS

NOTE 1—General:

BNY Mellon Funds Trust (the Trust) was organized as a Massachusetts business trust which is registered under the Investment Company Act of 1940, as amended (the Act), as an open-end management investment company and operates as a series company currently comprised of twenty-three series, including the following diversified money market funds: BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund (each, a fund and collectively, the funds). BNY Mellon Money Market Fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. BNY Mellon National Municipal Money Market Fund’s investment objective is to provide investors with as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

BNY Mellon Fund Advisers, a division of The Dreyfus Corporation (the Manager or Dreyfus), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (BNY Mellon), serves as each fund’s investment adviser (Investment Adviser). The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as administrator for the funds pursuant to an Administration Agreement with the Trust (the Administration Agreement). The Bank of NewYork Mellon has entered into a Sub-Administration Agreement with Dreyfus pursuant to which The Bank of NewYork Mellon pays Dreyfus for performing certain administrative services. MBSC Securities Corporation (the Distributor), a wholly-owned subsidiary of Dreyfus, is the distributor of each fund’s shares, which are sold without a sales charge.

The Trust is authorized to issue an unlimited number of shares of Beneficial Interest, par value $.001 per share, in each of the Class M and Investor Class shares of each fund. Each class of shares has similar rights and privileges, except with respect to the expenses borne by and the shareholder services offered to each class and the shareholder services plan applicable to the Investor shares, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized gains or losses on investments are allocated to each Class of shares based on its relative net assets.

As of August 31, 2009, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the Investor shares of the BNY Mellon National Municipal Money Market Fund.

TheTrust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses that are applicable to all series are allocated among them on a pro rata basis.

The funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assump-tions.Actual results could differ from those estimates.

NOTE 2—Significant Accounting Policies:

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Trust’s Board to represent the fair value of the funds’ investments.

It is the funds’ policy to maintain a continuous net asset value per share of $1.00; the funds have adopted certain investment, portfolio valuation and dividend and distribution policies to enable them to do so. There is no assurance, however, that the funds will be able to maintain a stable net asset value per share of $1.00.

The funds adopted Statement of Financial Accounting Standards No. 157 Fair Value Measurements (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

The Funds

27

NOTES TO FINANCIAL STATEMENTS (continued)

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position 157-4, “Determining FairValue When theVolume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”) and is effective for interim and annual periods ending after June 15, 2009. FSP 157-4 provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. FSP 157-4 requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the funds’ investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Table 1.

Table 1 summarizes the inputs used as of August 31, 2009 in valuing the funds’ investments.

(b) Securities transactions and investment income:

Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The funds have arrangements with the custodian and cash management bank whereby the funds may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the funds include net earnings credits as an expense offset in the Statement of Operations.

(c) Repurchase agreements: The funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed upon price and time, thereby determining the yield during the fund’s holding period.This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counterparty default, the fund has the right to use the collateral to offset losses incurred. There is potential loss to the fund in the event the fund

		Investments in Securities

	Level 1—Quoted	Level 2—Other Significant	Level 3—Significant
Valuation Inputs	Prices	Observable Inputs	Unobservable Inputs	Total

BNY Mellon Money Market Fund
Short-Term Investments†	—	1,930,487,405	—	1,930,487,405
BNY Mellon National Municipal
Money Market Fund
Short-Term Investments†	—	1,753,776,737	—	1,753,776,737

  See Statement of Investments for additional detailed categorizations.

28

is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert its rights. The Investment Adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the fund enters into repurchase agreements to evaluate potential risks.

(d) Dividends to shareholders: Dividends payable to shareholders are recorded by the funds on the ex-dividend date. The funds declare dividends daily from investment income-net; such dividends are paid monthly. With respect to each series, dividends from net realized capital gains, if any, are normally declared and paid annually, but the funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the Code). To the extent that net realized capital gains can be offset by capital loss carryovers of that fund, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the BNY Mellon Money Market Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. It is the policy of the BNY Mellon National Municipal Money Market Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each series is treated as a single entity for the purpose of determining such qualification.

As of and during the period ended August 31, 2009, the funds did not have any liabilities for any uncertain tax positions. The funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period, the funds did not incur any interest or penalties.

Each of the tax years in the four-year period ended August 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At August 31, 2009, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

BNY Mellon Money Market Fund has an accumulated capital loss carryover of $5,056, available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to August 31, 2009. If not applied, the carryover expires in 2017.

BNY Mellon National Municipal Money Market Fund has an accumulated capital loss carryover of $1,551,020, available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to August 31, 2009. If not applied, the carryover expires in 2017.

The tax character of distributions paid to shareholders during the fiscal periods ended August 31, 2009 and August 31, 2008 were all ordinary income for the BNY Mellon Money Market Fund and for the BNY Mellon National Municipal Money Market Fund were as follows: tax exempt income $16,889,717 and $31,488,974 and ordinary income $4,765 and $5,993, respectively.

During the period ended August 31, 2009, as a result of permanent book to tax differences, primarily due to dividend reclassification, BNY Mellon Money Market Fund increased accumulated undistributed investment income-net by $26,949 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At August 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Funds

29

NOTES TO FINANCIAL STATEMENTS (continued)

(f) Treasury’s Temporary Guarantee Program:The funds entered into a Guarantee Agreement with the United States Department of theTreasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guaranteed the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share fell below $0.995 (a Guarantee Event) and the fund liquidated. Recovery under the Program was subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increased the number of fund shares the investor held at the close of business on September 19, 2008 were not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 were not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, was initially extended by the Treasury until April 30, 2009 and had been further extended by the Treasury until September 18, 2009, at which time the Secretary of the Treasury terminated the Program. Participation in the initial term and the extended periods of the Program required a payment to the Treasury in the amount of .01%, .015% and .015%, respectively, of the funds’ shares outstanding as of September 19, 2008 (valued at $1.00 per share). This expense was borne by the funds without regard to any expense limitation in effect.

NOTE 3—Bank Line of Credit

The funds participated with other Dreyfus-managed funds in a $300 million unsecured line of credit provided by The Bank of New York Mellon (the “BNYM Facility”) primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. The terms of the BNYM Facility agreement limited the amount of individual fund borrowings. Interest was charged to the funds based on prevailing market rates in effect at the time of borrowing. Effective October 15, 2008, the funds’ participation in the BNYM Facility terminated. During the period ended October 15, 2008, the funds did not borrow under the BNYM Facility.

NOTE 4—Investment Advisory Fee, Administration Fee and Other Transactions With Affiliates:

(a) Fees payable by the funds pursuant to the provisions of an Investment Advisory Agreement with the Investment Adviser are payable monthly, computed on the average daily value of each fund’s net assets at the following annual rates: .15% of the BNY Mellon Money Market Fund and .15% of the BNY Mellon National Municipal Money Market Fund.

Pursuant to the Administration Agreement,The Bank of New York Mellon provides or arranges for fund accounting, transfer agency and other fund administration services and receives a fee based on the total net assets of the Trust based on the following rates:

0 up to $6 billion	.15%
In excess of $6 billion up to $12 billion	.12%
In excess of $12 billion	.10%

The Bank of New York Mellon has entered into a Sub-Administration Agreement with Dreyfus pursuant to which The Bank of New York Mellon pays Dreyfus for performing certain administrative services.

Dreyfus has undertaken to reimburse expenses in the event that current yields drop below a certain level.This undertaking is voluntary and not contractual and may be terminated at any time. The expense reimbursement, pursuant to the undertaking, amounted to $5 for BNY Mellon Money Market Fund and $23,866 for BNY Mellon National Municipal Money Market Fund, respectively, during the period ended August 31, 2009.

(b) The funds have adopted a Shareholder Services Plan with respect to its Investor shares pursuant to which each fund pays the Distributor for the provision of certain services to holders of Investor shares a fee at an annual rate of .25% of the value of the average daily net assets attributable to Investor shares. The services provided may

30

include personal services relating to shareholder accounts,		todial services for the funds. Table	4 summarizes the
such as answering shareholder inquiries regarding a fund,		amounts the funds were charged during the period ended
and providing reports and other information, and services		August 31, 2009 pursuant to the custody agreement.
related to the maintenance of such shareholder accounts.

The Shareholder Services Plan allows the Distributor to		Table 4.

make payments from the shareholder services fees it col-		BNY Mellon Money Market Fund	$114,720
lects from each fund to compensate service agents (certain		BNY Mellon National Municipal
		Money Market Fund	384,953
banks, securities brokers or dealers and other financial
institutions) in respect of these services. Table 2 summa-		Table 5 summarizes the components of Due to The
rizes the amounts Investor shares were charged during		Dreyfus Corporation and affiliates in the Statement of
the period ended August 31, 2009, pursuant to the		Assets and Liabilities for each fund.

Shareholder Services Plan.		(c) Each trustee who is not an affiliated person as
defined in the Act receives from the Trust an annual fee
Table 2.

of $68,000 and an attendance fee of $7,500 for each in-
BNY Mellon Money Market Fund	$4,821
person meeting attended and $500 for telephone meet-
BNY Mellon National Municipal
Money Market Fund	3	ings and is reimbursed for travel and out-of-pocket
expenses.The Chairman of the Trust’s Board receives an
The funds compensate The Bank of New York Mellon
additional annual fee of $15,000 and the Chairman of
under cash management agreements for performing cash
the Trust’s Audit Committee receives an additional
management services related to fund subscriptions and
annual fee of $10,000.
redemptions. Table 3 summarizes the amounts the funds
were charged during the period ended August 31, 2009,		NOTE 5—Subsequent Events Evaluation:

pursuant to the cash management agreements.These fees		Dreyfus has evaluated the need for disclosures and/or
were offset by earnings credits pursuant to the cash man-		adjustments resulting from subsequent events through
agement agreements.		October 29, 2009, the date the financial statements were
issued. This evaluation did not result in any subsequent
Table 3.

events that necessitated disclosures and/or adjustments
BNY Mellon Money Market Fund	$ 45
other than the following:
BNY Mellon National Municipal

Money Market Fund	32	As of September 19, 2009, the Treasury’s Temporary

During the period ended August 31, 2009 each fund was charged $6,097 for services performed by the Chief Compliance Officer.

The funds also compensate The Bank of New York Mellon under a custody agreement for providing cus-

Table 5.

Guarantee Program was terminated by the Treasury. See Note 2(f). As such, BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund are no longer participating in the Program.

	Investment	Shareholder		Chief
	Advisory	Services	Custody	Compliance
	Fees ($)	Plan Fees ($)	Fees ($)	Officer Fees ($)

BNY Mellon Money Market Fund	246,669	360	31,519	2,784
BNY Mellon National Municipal Money Market Fund	239,707	—	31,775	2,784

The Funds

31

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders BNY Mellon Funds Trust

We have audited the accompanying statements of assets and liabilities of BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund, each a series of BNY Mellon Funds Trust (collectively “the Funds”), including the statements of investments as of August 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended.These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2009, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of August 31, 2009, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York October 29, 2009

32

IMPORTANT TAX INFORMATION (Unaudited)

BNY Mellon Money Market Fund

For federal tax purposes the fund hereby designates 100% of ordinary income dividends paid during the fiscal year ended August 31, 2009 as qualifying “interest related dividends”.

BNY Mellon National Municipal Money Market Fund

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during its fiscal year ended August 31, 2009 as “exempt-interest dividends” (not generally subject to regular federal income tax), except $4,765 that is being designated as an ordinary income distribution for reporting purposes. Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s tax-exempt dividends paid for the 2009 calendar year on Form 1099-INT, which will be mailed in early 2010.

The Funds

33

INFORMATION ABOUT THE REVIEW AND APPROVAL

OF EACH FUND’S INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on March 25-26, 2009, the Board considered the re-approval of the Trust’s Investment Advisory Agreement for another one year term, pursuant to which BNY Mellon Fund Advisers, a division of Dreyfus, provides the funds with investment advisory services.The Board members also considered the re-approval of the Trust’s Administration Agreement with The Bank of NewYork Mellon for another one year term, pursuant to which The Bank of New York Mellon provides the funds with administrative services.The Bank of New York Mellon has entered into a Sub-Administration Agreement with Dreyfus pursuant to which The Bank of NewYork Mellon pays Dreyfus for performing certain of these administrative services.The Board members who are not “interested persons” (as defined in the Act) of theTrust were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus.

Analysis of Nature, Extent and Quality of Services Provided to the Funds. The Board members received a presentation from representatives of Dreyfus regarding services provided to the funds, and discussed the nature, extent and quality of the services provided to the funds pursuant to the Investment Advisory Agreement. Dreyfus’ representatives reviewed the funds’ distribution of accounts, and noted the diversity of distribution of the funds and Dreyfus’ corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to each of the funds’ distribution channels. Dreyfus also provided the number of shareholder accounts in each fund, as well as each fund’s asset size.

The Board members also considered Dreyfus’ research and portfolio management capabilities and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements, and Dreyfus’ extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Funds’ Advisory Fees, Expense Ratios and Performance.

The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing each fund’s advisory fee and expense ratio with a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), in each case in the same category applicable to the fund, that were selected by Lipper. The Board members also reviewed reports prepared by Lipper which included information comparing each fund’s performance with that of a group of comparable funds (the “Performance Group”) composed of the same funds included in the Expense Group and with that of a broader group of funds (the “Performance Universe”), in each case in the same category applicable to the fund, that were selected by Lipper. Included in these reports were comparisons of contractual and actual advisory fee rates, total operating expenses and performance. Representatives of Dreyfus furnished these reports to the Board along with a description of the methodology Lipper used to select each Expense Group and Expense Universe and each Performance Group and Performance Universe.

BNY Mellon Money Market Fund

The Board reviewed the results of the Expense Group and Expense Universe comparisons.The Board reviewed the range of advisory fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s expense ratio ranked in the second quartile of the Expense Group and Expense Universe (below the respective Expense Group and Expense Universe medians).

The Board also reviewed the results of the Performance Group and Performance Universe comparisons. The Board noted that the fund’s total return performance was above the medians of the Performance Group and

34

Performance Universe for the reported periods ended January 31, 2009.

Representatives of Dreyfus reviewed with the Board members the fees paid to Dreyfus or its affiliates by mutual funds managed by Dreyfus or its affiliates with similar investment objectives, policies and strategies, and included within the same Lipper category, as the fund (the “Similar Funds”). Representatives of Dreyfus also noted that there were no other accounts managed or sub-advised by Dreyfus or its affiliates with similar investment objectives, policies and strategies as the fund. The Board analyzed the differences in fees paid to Dreyfus and discussed the relationship of the advisory fees paid in light of the services provided.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s advisory fees.

BNY Mellon National Municipal Money Market Fund

The Board reviewed the results of the Expense Group and Expense Universe comparisons. The Board reviewed the range of advisory fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s expense ratio ranked in the second quartile of the Expense Group and Expense Universe (below the respective Expense Group and Expense Universe medians).

The Board also reviewed the results of the Performance Group and Performance Universe comparisons. The Board noted that the fund’s total return performance was below the medians of the Performance Group and Performance Universe for the reported periods ended January 31, 2009. The Board received a presentation from the fund’s co-primary portfolio manager regarding the factors which, over the past year, influenced the fund’s performance results.The Board expressed concern over the fund’s relative underperformance for the reported periods, and stated its expectation for improved performance results in the future.

Representatives of Dreyfus reviewed with the Board members the fees paid to Dreyfus or its affiliates by mutual funds managed by Dreyfus or its affiliates with similar investment objectives, policies and strategies, and included within the same Lipper category, as the fund (the “Similar Funds”). Representatives of Dreyfus also noted that there were no other accounts managed or sub-advised by Dreyfus or its affiliates with similar investment objectives, policies and strategies as the fund. The Board analyzed the differences in fees paid to Dreyfus and discussed the relationship of the advisory fees paid in light of the services provided.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s advisory fees.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus and its affiliates with respect to each fund and the method used to determine such expenses and profit.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the funds. The Board members evaluated the profitability analysis in light of the relevant circumstances for each fund, including any decline in assets, and the extent to which economies of scale would be realized if a fund

The Funds

35

INFORMATION ABOUT THE REVIEW AND APPROVAL OF EACH FUND’S

INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. The Board members also considered potential benefits to Dreyfus and its affiliates, including BNY Mellon Fund Advisers, from acting as investment adviser to the funds and noted that there were no soft dollar arrangements with respect to trading each fund’s portfolio.

It was noted that the Board members should consider Dreyfus’ profitability with respect to each fund as part of their evaluation of whether the fees under the Investment Advisory Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services. It was noted that the profitability percentage for managing each fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing each fund was not unreasonable given the services provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the continuation of the Trust’s Investment Advisory Agreement with respect to the funds. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations with respect to the funds:

  The Board concluded that the nature, extent and qual- ity of the services provided by Dreyfus to each fund are adequate and appropriate.
  With respect to BNY Mellon Money Market Fund, the Board was satisfied with the fund’s performance.
  With respect to BNY Mellon National Municipal
  Money Market Fund, while the Board was concerned with the fund’s relative performance for the reported periods, it considered the explanations of the fund’s portfolio manager for the less competitive perfor- mance, and noted its expectation for improved perfor- mance results in the future.
  The Board concluded that the fee paid to Dreyfus by each fund was reasonable in light of the services pro- vided, comparative performance and expense and advisory fee information, costs of the services pro- vided and profits to be realized and benefits derived or to be derived by Dreyfus and its affiliates from its rela- tionship with the fund.
  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in con- nection with the management of the funds had been adequately considered by Dreyfus in connection with the advisory fee rate charged to each fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with a fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the Trust’s Investment Advisory Agreement and Administration Agreement with respect to the funds was in the best interests of each fund and its respective shareholders.

36

BOARD MEMBERS INFORMATION (Unaudited)

Patrick J. O’Connor (66) Chairman of the Board (2000)

Principal Occupation During Past 5Years:

  Attorney, Cozen and O’Connor, P.C. since 1973, including Vice Chairman since 1980 and Chief Executive Officer and President from 2002 to 2007

Other Board Memberships and Affiliations:

  Board of Consultors of Villanova University School of Law, Board Member
  Temple University,Trustee
  Philadelphia Police Foundation, Board Member
  Philadelphia Children’s First Fund, Board Member
  American College of Trial Lawyers, Fellow
  Historical Society of the United States District Court for the Eastern District of Pennsylvania, Director
  St. Jude’s Children Research Hospital Professional Advisory Board, Director
  Crowley Chemical, Director
  Franklin Security Bank,Vice Chairman
  International Academy of Trial Lawyers, Fellow

No. of Portfolios for which Board Member Serves: 23

———————

John R. Alchin (61) Board Member (2008)

Principal Occupation During Past 5Years:

  Retired since 2007
  Executive of Comcast Corporation, a cable services provider, from 1990 to 2007, including Executive Vice-President, Co-chief Financial Officer and Treasurer from 2002 to 2007

Other Board Memberships and Affiliations:

  Big Brothers/Big Sisters of Southeastern Pennsylvania, Director
  Polo Ralph Lauren Corporation, a retail clothing and home furnishing company, Director
  Philadelphia Museum of Art, Board Member
  Metropolitan AIDS Neighborhood Nutrition Alliance, Board Member

No. of Portfolios for which Board Member Serves: 23

———————

Ronald R. Davenport (73) Board Member (2000)

Principal Occupation During Past 5Years:

• Chairman of Sheridan Broadcasting Corporation since July 1972

Other Board Memberships and Affiliations:

• American Urban Radio Networks, Co-Chairman

No. of Portfolios for which Board Member Serves: 23

John L. Diederich (72) Board Member (2000)

Principal Occupation During Past 5Years:

  Chairman of Digital Site Systems, Inc., a privately held software company providing internet service to the construction materials industry, since July 1998

Other Board Memberships and Affiliations:

  Continental Mills, a dry baking products company, Board Member
  Pittsburgh Parks Conservancy, Board Member

No. of Portfolios for which Board Member Serves: 23

———————

Kim D. Kelly (53) Board Member (2008)

Principal Occupation During Past 5Years:

  Consultant since 2005
  President, Chief Executive Officer and a Director of Arroyo Video Solutions, Inc., a video-on-demand technology company, from 2004 to 2005
  Executive of Insight Communications Company, Inc., a cable services provider, from 1990 to 2003, including President from 2002 to 2003 and Chief Operating Officer from 1998 to 2003

Other Board Memberships and Affiliations:

  Saint David’s School,Trustee
  MCG Capital Corp., Director

No. of Portfolios for which Board Member Serves: 23

———————

Maureen M.Young (64) Board Member (2000)

Principal Occupation During Past 5Years:

  Director of the Office of Government Relations at Carnegie Mellon University from January 2000 to December 2007

Other Board Memberships and Affiliations:

• Oakland Planning and Development Corp., Board Member

No. of Portfolios for which Board Member Serves: 23

The Funds

37

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Kevin C. Phelan (65) Board Member (2000)

Principal Occupation During Past 5Years:

  Mortgage Banker, Meredith & Grew, Inc. since March 1978, including President since September 2007 and Executive Vice President and Director from March 1998 to September 2007

Other Board Memberships and Affiliations:

  Greater Boston Chamber of Commerce, Director
  Fiduciary Trust of Boston, Director
  Caritas Medical Center,Vice Chairman
  St. Elizabeth’s Medical Center of Boston, Board Member
  Providence College,Trustee
  Simmons College,Trustee
  Newton Country Day School, Chairman of the Board
  Babson College, Board of Visitors
  Boston University School of Public Health, Board of Visitors
  Boston Public Library Foundation, Director
  Boston Foundation, Director
  Boston Municipal Research Bureau, Board Member
  Boys and Girls Club of Boston, Board Member
  Boston Capital Real Estate Investment Trust, Director

No. of Portfolios for which Board Member Serves: 23

———————

Patrick J. Purcell (61) Board Member (2000)

Principal Occupation During Past 5Years:

  Owner, President and Publisher of The Boston Herald since February 1994
  President and Founder, jobfind.com, an employment search site on the world wide web, since July 1996
  President and CEO, Herald Media since 2001

Other Board Memberships and Affiliations:

  The American Ireland Fund, an organization that raises funds for philanthropic projects in Ireland, Board Member
  The Genesis Fund, an organization that raises funds for the specialized care and treatment of New England area children born with birth defects, mental retardation and genetic diseases, Board Member
  United Way of Massachusetts Bay, Board Member
  Greater Boston Chamber of Commerce, Board Member

No. of Portfolios for which Board Member Serves: 23

Thomas F. Ryan, Jr. (68) Board Member (2000)

Principal Occupation During Past 5Years:

  Retired since April 1999
  President and Chief Operating Officer of the American Stock Exchange from October 1995 to April 1999

Other Board Memberships and Affiliations:

  Boston College,Trustee
  Brigham & Women’s Hospital,Trustee
  New York State Independent System Operator, a non-profit organization which administers a competitive wholesale market for electricity in New York State, Director
  RepliGen Corporation, a biopharmaceutical company, Director

No. of Portfolios for which Board Member Serves: 23

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-645-6561. For individual account holders for Private Wealth Management clients, please contact your account officer or call 1-888-281-7350.

38

OFFICERS OF THE FUND (Unaudited)

CHRISTOPHER SHELDON, President since September 2006.

As director of Investment Strategy for BNY Mellon Wealth Management group since April 2003, Mr. Sheldon manages the analysis and development of investment and asset allocation strategies and oversees investment product research. He also oversaw the alternative investment groups from June 2006 to September 2008. Prior to assuming his current position, Mr. Sheldon was West Coast managing director of Mellon’s Private Wealth Management group from 2001-2003. He was previously a Vice President of the Trust. He is 43 years old has been employed by BNY Mellon since January 1995.

J. DAVID OFFICER, Vice President since June 2009.

Chairman, President and Chief Executive Officer of Founders Asset Management LLC, an affiliate of the Manager, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. Prior to June 2009, Mr. Officer was Chief Operating Officer,Vice Chairman and a director of the Manager, where he had been employed since April 1998. He is 60 years old.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. She is 46 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since September 2007.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since April 1991.

ROBERT ROBOL, Assistant Treasurer since December 2002.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since May 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since June 1989.

The Funds

39

OFFICERS OF THE FUND (Unaudited) (continued)

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (76 investment companies, comprised of 187 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 52 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since September 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 72 investment companies (comprised of 183 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Distributor since October 1998.

40

NOTES

For More Information

BNY Mellon Funds Trust c/o The Dreyfus Corporation 200 Park Avenue New York, NY 10166	Custodian The Bank of New York Mellon One Wall Street New York, NY 10286
Investment Adviser
Transfer Agent &
BNY Mellon Fund Advisers, a division of The Dreyfus Corporation 200 Park Avenue New York, NY 10166	Dividend Disbursing Agent Dreyfus Transfer, Inc. 200 Park Avenue New York, NY 10166

Administrator

Distributor

The Bank of New York Mellon
One Wall Street	MBSC Securities Corporation
New York, NY 10286	200 Park Avenue
New York, NY 10166
Sub-Administrator

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:
BNY Mellon Money Market Fund	Class M: MLMXX	Investor: MLOXX
BNY Mellon National Municipal Money Market Fund	Class M: MOMXX	Investor: MNTXX

Telephone Wealth Management (WM) Clients, please contact your Account Officer or call 1-888-281-7350. Brokerage Clients of BNY Mellon Wealth Advisors (BNYMWA), please contact your financial representative or call 1-800-830-0549, Option 2. Individual Account holders, please call Dreyfus at 1-800-645-6561.

Mail WM Clients, write to your Account Officer, c/o The Bank of New York Mellon, One Mellon Bank Center, Pittsburgh, PA 15258 BNYMWA Brokerage Clients, write to your financial representative, P.O. Box 9012, Hicksville, NY 11802–9012 Individual Account Holders, write to: BNY Mellon Funds, P.O. Box 55268, Boston, MA 02205–8502

Each fund will disclose daily, on http://www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

©2009 MBSC Securities Corporation

MFTAR0809-MM

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Thomas F. Ryan, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Thomas F. Ryan is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $360,822.00 in 2008 and $466,545.00 in 2009.

The 2008 audit fees reflect the amount for the eighteen series of the Registrant with a fiscal year of August 31, 2008. The audit fees for the three series of the Registrant with a fiscal year of December 31, 2008 were $66,352.00. The audit fees for the August 31, 2009 fiscal year include the fees of the all series of the Registrant, including the three series that, on January 1, 2009, changed their fiscal year end from December 31 to August 31.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $57,545.00 in 2008 and $70,591.00 in 2009. These services consisted of: (i) security counts required by rule 17f-2 under the Investment Company Act of 1940, as amended.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2007 and $0 in 2008.

The 2008 audit-related fees reflect the amount for the eighteen series of the Registrant with a fiscal year of August 31, 2008. The audit-related fees for the three series of the Registrant with a fiscal year of December 31, 2008 were $11,333.00. The audit-related fees for the August 31, 2009 fiscal year include the fees of the all series of the Registrant, including the three series that, on January 1, 2009, changed their fiscal year end from December 31 to August 31.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $37,995.00 in 2008 and $40,290.00 in 2009. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2008 and $0 in 2009.

The 2008 tax fees reflect the amount for the eighteen series of the Registrant with a fiscal year of August 31, 2008. The tax fees for the three series of the Registrant with a fiscal year of December 31, 2008 were $6,900.00. The tax fees for the August 31, 2009 fiscal year include the fees of the all series of the Registrant, including the three series that, on January 1, 2009, changed their fiscal year end from December 31 to August 31.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2008 and $0 in 2009.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2008 and $0 in 2009.

Note: In each of (b) through (d) of this Item 4, 100% of all services provided by the Auditor were pre-approved as required.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $2,532,612.00 in 2008 and $3,557,000.00 in 2009.

The 2008 non-audit fees reflect the amount for the eighteen series of the Registrant with a fiscal year of August 31, 2008. The non-audit fees for the three series of the Registrant with a fiscal year of December 31, 2008 were $2,532,612.00. The non-audit fees for the August 31, 2009 fiscal year include the fees of the all series of the Registrant, including the three series that, on January 1, 2009, changed their fiscal year end from December 31 to August 31.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Funds Trust

By:	/s/ Christopher Sheldon

Christopher Sheldon,
President

Date:	10/26/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Sheldon

Christopher Sheldon,
President

Date:	10/26/2009

By:	/s/ James Windels

James Windels,
Treasurer

Date:	10/26/2009

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)